          As filed with the Securities and Exchange Commission on April 20, 2006

                                            1933 Act Registration No. 333-36304

                                            1940 Act Registration No. 811-08517
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION


                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 17 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 86 /X/

                    Lincoln Life Variable Annuity Account N
                           (Exact Name of Registrant)

           Lincoln ChoicePlus Bonus, Lincoln ChoicePlus II Bonus, and
                      Lincoln ChoicePlus Assurance (Bonus)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                          Mary Jo Ardington, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                             Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to paragraph (b) of Rule 485

/x/  on May 1, 2006, pursuant to paragraph (b) of Rule 485

/ /  60 days after filing pursuant to paragraph (a)(1) of Rule 485

/ /  on _________________, pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

                                  Prospectus 1

Lincoln ChoicePlus Bonus
Lincoln Life Variable Annuity Account N
Individual Variable Annuity Contracts
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street

Fort Wayne, IN 46802-7866
www.LFG.com

1-888-868-2583

This prospectus describes the individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life). It is primarily for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you generally may choose to receive a death benefit upon the death of the annuitant.

The minimum initial purchase payment for the contract is $10,000 . Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.

Except as noted below, you choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at anytime. If your purchase payments, bonus credits and persistency credits are in the fixed account, we guarantee your principal and minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. Also, a market value adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a guaranteed period.

We do offer variable annuity contracts that have lower fees. Expenses for contracts offering a bonus or persistency credit may be higher. Because of this, the amount of the bonus or persistency credits may, over time, be offset by additional fees and charges.

You should carefully consider whether or not this contract is the best product for you.

All purchase payments, bonus credits and persistency credits for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.

The available funds are listed below:


AIM Variable Insurance Funds (Series I):
     AIM V.I. Capital Appreciation Fund
     (formerly AIM V.I. Growth Fund)
     AIM V.I. Core Equity Fund
     (formerly AIM V.I. Premier Equity Fund)
     AIM V.I. International Growth Fund
AllianceBernstein Variable Products Series Fund (Class B):
     AllianceBernstein Global Technology Portfolio
     AllianceBernstein Growth and Income Portfolio
     AllianceBernstein International Value Portfolio*
     AllianceBernstein Large Cap Growth Portfolio
     AllianceBernstein Small/Mid Cap Value Portfolio


American Century Investments Variable Products (Class II):
     American Century Investments VP Inflation Protection Fund
American Funds Insurance SeriesSM (Class 2):
   American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund

     American Funds International Fund
Baron Capital Funds Trust (Insurance Shares):
     Baron Capital Asset Fund*


                                                                               1


Delaware VIP Trust (Service Class):
     Delaware VIP Capital Reserves Series

   Delaware VIP Diversified Income Series
   Delaware VIP Emerging Markets Series
     Delaware VIP High Yield Series
     Delaware VIP REIT Series
   Delaware VIP Small Cap Value Series
     Delaware VIP Trend Series

     Delaware VIP U.S. Growth Series
     Delaware VIP Value Series
DWS Investments VIT Funds (Class A):
(formerly Scudder Investments VIT Funds)
     DWS Equity 500 Index VIP
     (formerly Scudder VIT Equity 500 Index Fund)
     DWS Small Cap Index VIP
     (formerly Scudder VIT Small Cap Index Fund)
Fidelity (Reg. TM) Variable Insurance Products (Service Class 2):

     Fidelity (Reg. TM) VIP Contrafund Portfolio
     Fidelity (Reg. TM) VIP Equity-Income Portfolio
     Fidelity (Reg. TM) VIP Growth Portfolio

     Fidelity (Reg. TM) VIP Mid Cap Portfolio

     Fidelity (Reg. TM) VIP Overseas Portfolio

Franklin Templeton Variable Insurance Products Trust (Class 2):
     FTVIPT Franklin Income Securities Fund*
     FTVIPT Franklin Small-Mid Cap Growth Securities Fund
     FTVIPT Mutual Shares Securities Fund*
     FTVIPT Templeton Global Income Securities Fund

     FTVIPT Templeton Growth Securities Fund
Janus Aspen Series (Service Class):
   Janus Aspen Balanced Portfolio
     Janus Aspen Mid Cap Growth Portfolio
   Janus Aspen Worldwide Growth Portfolio

Lincoln Variable Insurance Products Trust:
     Lincoln VIP Aggressive Growth Fund (Service Class)
     Lincoln VIP Bond Fund (Standard Class)
     Lincoln VIP Capital Appreciation Fund (Service Class)

     Lincoln VIP Core Fund (Standard Class)

     Lincoln VIP Global Asset Allocation Fund (Service Class)

     Lincoln VIP Growth Fund (Standard Class)
     Lincoln VIP Growth and Income Fund (Service Class)
     Lincoln VIP Growth Opportunities Fund (Service Class)

     Lincoln VIP International Fund (Standard Class)
     Lincoln VIP Money Market Fund (Standard Class)
     Lincoln VIP Social Awareness Fund (Standard Class)

     Lincoln VIP Conservative Profile Fund (Service Class)
     Lincoln VIP Moderate Profile Fund (Service Class)
   Lincoln VIP Moderately Aggressive Profile Fund (Service Class)
     Lincoln VIP Aggressive Profile Fund (Service Class)

MFS (Reg. TM) Variable Insurance TrustSM (Service Class):
     MFS (Reg. TM) VIT Capital Opportunities Series
     MFS (Reg. TM) VIT Emerging Growth Series
     MFS (Reg. TM) VIT Total Return Series
     MFS (Reg. TM) VIT Utilities Series

Neuberger Berman Advisers Management Trust (I Class):
     Neuberger Berman AMT Mid-Cap Growth Portfolio

     Neuberger Berman AMT Regency Portfolio
Putnam Variable Trust (Class IB):
     Putnam VT Growth & Income Fund

     Putnam VT Health Sciences Fund

* These funds will be available for allocations of purchase payments or contract value on or around June 5, 2006. Check with your investment representative regarding availability.


This prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that accompany this prospectus, and keep all prospectuses for future reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

More information about the contracts is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, IN 46802-7866, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.


May 1, 2006


2

Table of Contents



Item                                                               Page
Special Terms                                                       4
Expense Tables                                                      5
Summary of Common Questions                                        12
The Lincoln National Life Insurance Company                        15
Variable Annuity Account (VAA)                                     15
Investments of the Variable Annuity Account                        15
Charges and Other Deductions                                       20
The Contracts                                                      24
 Purchase Payments                                                 24
 Bonus Credits                                                     25
 Persistency Credits                                               25
 Transfers On or Before the Annuity Commencement Date              26
 Death Benefit                                                     28
 Investment Requirements                                           32
 Lincoln SmartSecuritySM Advantage                                 33
 Surrenders and Withdrawals                                        36
 Distribution of the Contracts                                     38
 i4LIFE (Reg. TM) Advantage                                        39
 4LATERSM Advantage                                                43
 Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage         48
 Annuity Payouts                                                   49
 Fixed Side of the Contract                                        51
Federal Tax Matters                                                53
Additional Information                                             57
 Voting Rights                                                     57
 Return Privilege                                                  57
 Other Information                                                 58
 Legal Proceedings                                                 58
Contents of the Statement of Additional Information (SAI)
for Lincoln Life Variable Annuity Account N                        59
Appendix A - Condensed Financial Information                       A-1


                                                                               3


Special Terms

In this prospectus, the following terms have the indicated meanings:


4LATERSM Advantage or 4LATER - An option that provides an Income Base during the accumulation period, which can be used to establish a Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage in the future.


Account or variable annuity account (VAA) - The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.

Accumulation unit - A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.

Annuitant - The person upon whose life the annuity benefit payments are based, and upon whose life a death benefit may be paid.

Annuity commencement date - The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout - An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.


Annuity unit - A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date. See Annuity Payouts.


Beneficiary - The person you choose to receive any death benefit paid if you die before the annuity commencement date.


Bonus credit - The additional amount credited to the contract for each purchase payment.


Contractowner (you, your, owner) - The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the contractowner is the annuitant.


Contract value (may be referenced to as account value in marketing materials) - At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract, if any.


Contract year - Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.


Death benefit - Before the annuity commencement date, the amount payable to your designated beneficiary if the contractowner dies or, if selected, to the contractowner if the annuitant dies. See The Contracts - Death Benefit for a description of the various death benefit options.

Guaranteed Income Benefits - Options that each provide a guaranteed minimum payout floor for the i4LIFE (Reg. TM) Advantage regular income payments.

i4LIFE (Reg. TM) Advantage - An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period.


Lincoln Life (we, us, our) - The Lincoln National Life Insurance Company.


Lincoln SmartSecuritySM Advantage - Provides a Guaranteed Amount to access through periodic withdrawals.

Persistency credit - The additional amount credited to the contract after the fourteenth contract anniversary.


Purchase payments - Amounts paid into the contract other than bonus credits and persistency credits.

Selling group individuals - A contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a sales representative under contract with us:
 o Employees and registered representatives of any member of the selling group (broker-dealers who have selling agreements with us) and their spouses and minor children

 o Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children, of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.
 o Effective June 15, 2005, the version of this product offered to Selling Group Individuals is no longer available for new sales.


Subaccount - The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date - Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period - The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.


4


Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options and/or the fixed account. State premium taxes may also be deducted.


Contractowner Transaction Expenses:



  o        Surrender charge (as a percentage of purchase payments surrendered/withdrawn):        8.50%*


* The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and Other Deductions - Surrender Charge.


We may apply the market value adjustment to amounts being withdrawn, surrendered or transferred from a guaranteed period account only (except for dollar cost averaging, portfolio rebalancing, cross-reinvestment, withdrawals up to the annual withdrawal limit under the Lincoln SmartSecuritySM Advantage and regular income payments under i4LIFE (Reg. TM) Advantage). See Fixed Side of the Contract.


The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual Account Fee: $35*

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts):


o        Mortality and expense risk charge
o        Administrative charge
o        Total annual charge for each
         subaccount



         EEB Rider
         (in combination         EEB Rider                   5% step up
         with 5% step up)        (without 5% step up)        death benefit        EGMDB
         ------------------      ----------------------      ---------------      ------
o               1.70%                    1.65%                   1.60%            1.45%
o                .15%                    0.15%                   0.15%            0.15%
                ----                     ----                     ----            ----
o
                1.85%                    1.80%                   1.75%            1.60%


*The account fee will be waived if your contract value is $100,000 or more at the end of any particular contract year. This account fee may be less in some states and will be waived after the fifteenth contract year.



Optional Rider Charges:



Lincoln SmartSecuritySM Advantage:




                                                     Lincoln SmartSecuritySM            Lincoln SmartSecuritySM
                                                   Advantage - 5 Year Elective        Advantage - 1 Year Automatic
                                                          Step-Up option                     Step-Up option
                                                  -----------------------------      -----------------------------
o        Guaranteed maximum annual
         percentage charge*                                  0.95%                               1.50%
o        Current annual percentage charge*                   0.45%                               0.65%



*The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as adjusted for purchase payments, bonus credits, step-ups and withdrawals. This charge is deducted from the contract value on a quarterly basis. See Charges and Other Deductions for further information.



4LATERSM Advantage:





o        Guaranteed maximum annual
         percentage charge*                       1.50%
o        Current annual percentage charge*        0.50%



*The annual percentage charge for the 4LATERSM Advantage is multiplied by the Income Base (initial purchase payment or contract value at the time of election) as adjusted for purchase payments, automatic 15% Enhancements, Resets and withdrawals. The 4LATERSM charge is deducted from the subaccounts on a quarterly basis.


The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2005. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.



                                                                               5



                                                      Minimum        Maximum
                                                     ---------      --------
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses):           0.34%          6.86%
Net Total Annual Fund Operating Expenses
(after contractual waivers/reimbursements*):         0.28%          1.72%



* 21 of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2007.


6


The following table shows the expenses charged by each fund for the year ended December 31, 2005:


(as a percentage of each fund's average net assets):



                                                                              Management
                                                                             Fees (before
                                                                             any waivers/
                                                                            reimbursements)      +
AIM V.I. Capital Appreciation Fund (Series I)(1)(2)                         0.61        %
AIM V.I. Core Equity Fund (Series I)(1)(2)(3)                               0.60
AIM V.I. International Growth Fund (Series I)(1)                            0.73
AllianceBernstein Growth and Income Portfolio (Class B)                     0.55
AllianceBernstein Large Cap Growth Portfolio (Class B)                      0.75
AllianceBernstein International Value Portfolio (Class B)(1)                0.75
AllianceBernstein Small/Mid Cap Value Portfolio (Class B)                   0.75
AllianceBernstein Global Technology Portfolio (Class B)                     0.75
American Century Investments VP II Inflation Protection (Class II)          0.49
American Funds Global Growth Fund (Class 2)(5)                              0.58
American Funds Global Small Capitalization Fund (Class 2)(5)                0.74
American Funds Growth Fund (Class 2)(5)                                     0.33
American Funds Growth-Income Fund (Class 2)(5)                              0.28
American Funds International Fund (Class 2)(5)                              0.52
Baron Capital Asset Fund (Insurance Shares)                                 1.00
Delaware VIP Capital Reserves Series (Service Class)(6)                     0.50
Delaware VIP Diversified Income Series (Service Class)(7)                   0.65
Delaware VIP Emerging Markets Series (Service Class)(8)                     1.25
Delaware VIP High Yield Series (Service Class)(9)                           0.65
Delaware VIP Value Series (Service Class)(10)                               0.65
Delaware VIP REIT Series (Service Class)(11)                                0.73
Delaware VIP Small Cap Value Series (Service Class)(12)                     0.73
Delaware VIP Trend Series (Service Class)(13)                               0.74
Delaware VIP U.S. Growth Series (Service Class)(14)                         0.65
DWS Equity 500 Index VIP (Class A)(15)                                      0.19
DWS Small Cap Index VIP (Class A)                                           0.35
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service Class 2)(16)           0.57
Fidelity (Reg. TM) VIP Equity-Income Portfolio (Service Class 2)(17)        0.47
Fidelity (Reg. TM) VIP Growth Portfolio (Service Class 2)(18)               0.57
Fidelity (Reg. TM) VIP Mid Cap Portfolio (Service Class 2)(19)              0.57
Fidelity (Reg. TM) VIP Overseas Portfolio (Service Class 2)(20)             0.72
FTVIPT Franklin Income Securities Fund (Class 2)                            0.46
FTVIPT Franklin Small-Mid Cap Growth Securities Fund (Class 2)(21)          0.48
FTVIPT Mutual Shares Securities Fund (Class 2)                              0.60
FTVIPT Templeton Global Income Securities Fund (Class 2)                    0.62
FTVIPT Templeton Growth Securities Fund (Class 2)                           0.75
Janus Aspen Mid Cap Growth Portfolio (Service Class)                        0.64
Janus Aspen Balanced Portfolio (Service Class)                              0.55
Janus Aspen Worldwide Growth Portfolio (Service Class)(22)                  0.60
Lincoln VIP Aggressive Growth Fund (Service Class)                          0.74
Lincoln VIP Bond Fund (Standard Class)                                      0.35
Lincoln VIP Capital Appreciation Fund (Service Class)(23)                   0.74
Lincoln VIP Core Fund (Standard Class)(24)                                  0.69



                                                                              12b-1 Fees                  Other Expenses
                                                                              (before any                   (before any
                                                                               waivers/                      waivers/
                                                                            reimbursements)      +        reimbursements)
AIM V.I. Capital Appreciation Fund (Series I)(1)(2)                         0.00        %                 0.29        %
AIM V.I. Core Equity Fund (Series I)(1)(2)(3)                               0.00                          0.27
AIM V.I. International Growth Fund (Series I)(1)                            0.00                          0.38
AllianceBernstein Growth and Income Portfolio (Class B)                     0.25                          0.05
AllianceBernstein Large Cap Growth Portfolio (Class B)                      0.25                          0.06
AllianceBernstein International Value Portfolio (Class B)(1)                0.25                          0.12
AllianceBernstein Small/Mid Cap Value Portfolio (Class B)                   0.25                          0.12
AllianceBernstein Global Technology Portfolio (Class B)                     0.25                          0.17
American Century Investments VP II Inflation Protection (Class II)          0.25                          0.01
American Funds Global Growth Fund (Class 2)(5)                              0.25                          0.04
American Funds Global Small Capitalization Fund (Class 2)(5)                0.25                          0.05
American Funds Growth Fund (Class 2)(5)                                     0.25                          0.02
American Funds Growth-Income Fund (Class 2)(5)                              0.25                          0.01
American Funds International Fund (Class 2)(5)                              0.25                          0.05
Baron Capital Asset Fund (Insurance Shares)                                 0.25                          0.09
Delaware VIP Capital Reserves Series (Service Class)(6)                     0.30                          0.21
Delaware VIP Diversified Income Series (Service Class)(7)                   0.30                          0.21
Delaware VIP Emerging Markets Series (Service Class)(8)                     0.30                          0.32
Delaware VIP High Yield Series (Service Class)(9)                           0.30                          0.13
Delaware VIP Value Series (Service Class)(10)                               0.30                          0.13
Delaware VIP REIT Series (Service Class)(11)                                0.30                          0.12
Delaware VIP Small Cap Value Series (Service Class)(12)                     0.30                          0.12
Delaware VIP Trend Series (Service Class)(13)                               0.30                          0.13
Delaware VIP U.S. Growth Series (Service Class)(14)                         0.30                          0.16
DWS Equity 500 Index VIP (Class A)(15)                                      0.00                          0.15
DWS Small Cap Index VIP (Class A)                                           0.00                          0.16
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service Class 2)(16)           0.25                          0.09
Fidelity (Reg. TM) VIP Equity-Income Portfolio (Service Class 2)(17)        0.25                          0.09
Fidelity (Reg. TM) VIP Growth Portfolio (Service Class 2)(18)               0.25                          0.10
Fidelity (Reg. TM) VIP Mid Cap Portfolio (Service Class 2)(19)              0.25                          0.12
Fidelity (Reg. TM) VIP Overseas Portfolio (Service Class 2)(20)             0.25                          0.17
FTVIPT Franklin Income Securities Fund (Class 2)                            0.25                          0.02
FTVIPT Franklin Small-Mid Cap Growth Securities Fund (Class 2)(21)          0.25                          0.28
FTVIPT Mutual Shares Securities Fund (Class 2)                              0.25                          0.18
FTVIPT Templeton Global Income Securities Fund (Class 2)                    0.25                          0.12
FTVIPT Templeton Growth Securities Fund (Class 2)                           0.25                          0.07
Janus Aspen Mid Cap Growth Portfolio (Service Class)                        0.25                          0.03
Janus Aspen Balanced Portfolio (Service Class)                              0.25                          0.02
Janus Aspen Worldwide Growth Portfolio (Service Class)(22)                  0.25                          0.01
Lincoln VIP Aggressive Growth Fund (Service Class)                          0.25                          0.13
Lincoln VIP Bond Fund (Standard Class)                                      0.00                          0.06
Lincoln VIP Capital Appreciation Fund (Service Class)(23)                   0.25                          0.09
Lincoln VIP Core Fund (Standard Class)(24)                                  0.00                          2.92



                                                                                                               Total
                                                                                     Total Expenses         Contractual
                                                                                       (before any            waivers/
                                                                                        waivers/           reimbursements
                                                                            =        reimbursements)          (if any)
AIM V.I. Capital Appreciation Fund (Series I)(1)(2)                                  0.90        %
AIM V.I. Core Equity Fund (Series I)(1)(2)(3)                                        0.87
AIM V.I. International Growth Fund (Series I)(1)                                     1.11
AllianceBernstein Growth and Income Portfolio (Class B)                              0.85
AllianceBernstein Large Cap Growth Portfolio (Class B)                               1.06
AllianceBernstein International Value Portfolio (Class B)(1)                         1.12                 -0.01        %
AllianceBernstein Small/Mid Cap Value Portfolio (Class B)                            1.12
AllianceBernstein Global Technology Portfolio (Class B)                              1.17
American Century Investments VP II Inflation Protection (Class II)                   0.75
American Funds Global Growth Fund (Class 2)(5)                                       0.87
American Funds Global Small Capitalization Fund (Class 2)(5)                         1.04
American Funds Growth Fund (Class 2)(5)                                              0.60
American Funds Growth-Income Fund (Class 2)(5)                                       0.54
American Funds International Fund (Class 2)(5)                                       0.82
Baron Capital Asset Fund (Insurance Shares)                                          1.34
Delaware VIP Capital Reserves Series (Service Class)(6)                              1.01                 -0.05
Delaware VIP Diversified Income Series (Service Class)(7)                            1.16                 -0.12
Delaware VIP Emerging Markets Series (Service Class)(8)                              1.87                 -0.15
Delaware VIP High Yield Series (Service Class)(9)                                    1.08                 -0.05
Delaware VIP Value Series (Service Class)(10)                                        1.08                 -0.05
Delaware VIP REIT Series (Service Class)(11)                                         1.15                 -0.05
Delaware VIP Small Cap Value Series (Service Class)(12)                              1.15                 -0.05
Delaware VIP Trend Series (Service Class)(13)                                        1.17                 -0.05
Delaware VIP U.S. Growth Series (Service Class)(14)                                  1.11                 -0.05
DWS Equity 500 Index VIP (Class A)(15)                                               0.34                 -0.06
DWS Small Cap Index VIP (Class A)                                                    0.51
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service Class 2)(16)                    0.91
Fidelity (Reg. TM) VIP Equity-Income Portfolio (Service Class 2)(17)                 0.81
Fidelity (Reg. TM) VIP Growth Portfolio (Service Class 2)(18)                        0.92
Fidelity (Reg. TM) VIP Mid Cap Portfolio (Service Class 2)(19)                       0.94
Fidelity (Reg. TM) VIP Overseas Portfolio (Service Class 2)(20)                      1.14
FTVIPT Franklin Income Securities Fund (Class 2)                                     0.73
FTVIPT Franklin Small-Mid Cap Growth Securities Fund (Class 2)(21)                   1.01                 -0.02
FTVIPT Mutual Shares Securities Fund (Class 2)                                       1.03
FTVIPT Templeton Global Income Securities Fund (Class 2)                             0.99
FTVIPT Templeton Growth Securities Fund (Class 2)                                    1.07
Janus Aspen Mid Cap Growth Portfolio (Service Class)                                 0.92
Janus Aspen Balanced Portfolio (Service Class)                                       0.82
Janus Aspen Worldwide Growth Portfolio (Service Class)(22)                           0.86
Lincoln VIP Aggressive Growth Fund (Service Class)                                   1.12
Lincoln VIP Bond Fund (Standard Class)                                               0.41
Lincoln VIP Capital Appreciation Fund (Service Class)(23)                            1.08                 -0.13
Lincoln VIP Core Fund (Standard Class)(24)                                           3.61                 -2.77



                                                                            Total Expenses
                                                                                (after
                                                                             Contractual
                                                                               waivers/
                                                                            reimbursements
                                                                                  s)
AIM V.I. Capital Appreciation Fund (Series I)(1)(2)
AIM V.I. Core Equity Fund (Series I)(1)(2)(3)
AIM V.I. International Growth Fund (Series I)(1)
AllianceBernstein Growth and Income Portfolio (Class B)
AllianceBernstein Large Cap Growth Portfolio (Class B)
AllianceBernstein International Value Portfolio (Class B)(1)                1.11        %
AllianceBernstein Small/Mid Cap Value Portfolio (Class B)
AllianceBernstein Global Technology Portfolio (Class B)
American Century Investments VP II Inflation Protection (Class II)
American Funds Global Growth Fund (Class 2)(5)
American Funds Global Small Capitalization Fund (Class 2)(5)
American Funds Growth Fund (Class 2)(5)
American Funds Growth-Income Fund (Class 2)(5)
American Funds International Fund (Class 2)(5)
Baron Capital Asset Fund (Insurance Shares)
Delaware VIP Capital Reserves Series (Service Class)(6)                     0.96
Delaware VIP Diversified Income Series (Service Class)(7)                   1.04
Delaware VIP Emerging Markets Series (Service Class)(8)                     1.72
Delaware VIP High Yield Series (Service Class)(9)                           1.03
Delaware VIP Value Series (Service Class)(10)                               1.03
Delaware VIP REIT Series (Service Class)(11)                                1.10
Delaware VIP Small Cap Value Series (Service Class)(12)                     1.10
Delaware VIP Trend Series (Service Class)(13)                               1.12
Delaware VIP U.S. Growth Series (Service Class)(14)                         1.06
DWS Equity 500 Index VIP (Class A)(15)                                      0.28
DWS Small Cap Index VIP (Class A)
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service Class 2)(16)
Fidelity (Reg. TM) VIP Equity-Income Portfolio (Service Class 2)(17)
Fidelity (Reg. TM) VIP Growth Portfolio (Service Class 2)(18)
Fidelity (Reg. TM) VIP Mid Cap Portfolio (Service Class 2)(19)
Fidelity (Reg. TM) VIP Overseas Portfolio (Service Class 2)(20)
FTVIPT Franklin Income Securities Fund (Class 2)
FTVIPT Franklin Small-Mid Cap Growth Securities Fund (Class 2)(21)          0.99
FTVIPT Mutual Shares Securities Fund (Class 2)
FTVIPT Templeton Global Income Securities Fund (Class 2)
FTVIPT Templeton Growth Securities Fund (Class 2)
Janus Aspen Mid Cap Growth Portfolio (Service Class)
Janus Aspen Balanced Portfolio (Service Class)
Janus Aspen Worldwide Growth Portfolio (Service Class)(22)
Lincoln VIP Aggressive Growth Fund (Service Class)
Lincoln VIP Bond Fund (Standard Class)
Lincoln VIP Capital Appreciation Fund (Service Class)(23)                   0.95
Lincoln VIP Core Fund (Standard Class)(24)                                  0.84


                                                                               7



                                                                            Management                    12b-1 Fees
                                                                           Fees (before                   (before any
                                                                           any waivers/                    waivers/
                                                                          reimbursements)      +        reimbursements)
Lincoln VIP Global Asset Allocation Fund (Service Class)                  0.74        %                 0.25        %
Lincoln VIP Growth Fund (Standard Class)(25)                              0.74                          0.00
Lincoln VIP Growth and Income Fund (Service Class)                        0.33                          0.25
Lincoln VIP Growth Opportunities Fund (Service Class)(26)                 0.99                          0.25
Lincoln VIP International Fund (Standard Class)                           0.76                          0.00
Lincoln VIP Money Market Fund (Standard Class)                            0.44                          0.00
Lincoln VIP Social Awareness Fund (Standard Class)                        0.35                          0.00
Lincoln VIP Conservative Profile Fund (Service Class)(27)                 0.25                          0.25
Lincoln VIP Moderate Profile Fund (Service Class)(27)                     0.25                          0.25
Lincoln VIP Moderately Aggressive Profile Fund (Service Class)(27)        0.25                          0.25
Lincoln VIP Aggressive Profile Fund (Service Class)(27)                   0.25                          0.25
MFS (Reg. TM) VIT Capital Opportunities Series (Service Class)(28)        0.75                          0.25
MFS (Reg. TM) VIT Emerging Growth Series (Service Class)(28)              0.75                          0.25
MFS (Reg. TM) VIT Total Return Series (Service Class)(28)                 0.75                          0.25
MFS (Reg. TM) VIT Utilities Series (Service Class)(28)                    0.75                          0.25
Neuberger Berman AMT Mid-Cap Growth Portfolio (I Class)(29)               0.83                          0.00
Neuberger Berman AMT Regency Portfolio (I Class)(29)                      0.85                          0.00
Putman VT Growth & Income Fund (Class 1B)                                 0.49                          0.25
Putman VT Health Sciences Fund (Class 1B)                                 0.70                          0.25



                                                                                   Other Expenses
                                                                                     (before any
                                                                                      waivers/
                                                                          +        reimbursements)      =
Lincoln VIP Global Asset Allocation Fund (Service Class)                           0.19        %
Lincoln VIP Growth Fund (Standard Class)(25)                                       2.48
Lincoln VIP Growth and Income Fund (Service Class)                                 0.05
Lincoln VIP Growth Opportunities Fund (Service Class)(26)                          5.62
Lincoln VIP International Fund (Standard Class)                                    0.16
Lincoln VIP Money Market Fund (Standard Class)                                     0.10
Lincoln VIP Social Awareness Fund (Standard Class)                                 0.07
Lincoln VIP Conservative Profile Fund (Service Class)(27)                          2.01
Lincoln VIP Moderate Profile Fund (Service Class)(27)                              1.17
Lincoln VIP Moderately Aggressive Profile Fund (Service Class)(27)                 1.36
Lincoln VIP Aggressive Profile Fund (Service Class)(27)                            2.57
MFS (Reg. TM) VIT Capital Opportunities Series (Service Class)(28)                 0.23
MFS (Reg. TM) VIT Emerging Growth Series (Service Class)(28)                       0.13
MFS (Reg. TM) VIT Total Return Series (Service Class)(28)                          0.09
MFS (Reg. TM) VIT Utilities Series (Service Class)(28)                             0.15
Neuberger Berman AMT Mid-Cap Growth Portfolio (I Class)(29)                        0.10
Neuberger Berman AMT Regency Portfolio (I Class)(29)                               0.16
Putman VT Growth & Income Fund (Class 1B)                                          0.05
Putman VT Health Sciences Fund (Class 1B)                                          0.11



                                                                                                    Total
                                                                          Total Expenses         Contractual
                                                                            (before any            waivers/
                                                                             waivers/           reimbursements
                                                                          reimbursements)          (if any)
Lincoln VIP Global Asset Allocation Fund (Service Class)                  1.18        %
Lincoln VIP Growth Fund (Standard Class)(25)                              3.22                 -2.36        %
Lincoln VIP Growth and Income Fund (Service Class)                        0.63
Lincoln VIP Growth Opportunities Fund (Service Class)(26)                 6.86                 -5.43
Lincoln VIP International Fund (Standard Class)                           0.92
Lincoln VIP Money Market Fund (Standard Class)                            0.54
Lincoln VIP Social Awareness Fund (Standard Class)                        0.42
Lincoln VIP Conservative Profile Fund (Service Class)(27)                 2.51                 -1.23
Lincoln VIP Moderate Profile Fund (Service Class)(27)                     1.67                 -0.30
Lincoln VIP Moderately Aggressive Profile Fund (Service Class)(27)        1.86                 -0.49
Lincoln VIP Aggressive Profile Fund (Service Class)(27)                   3.07                 -1.61
MFS (Reg. TM) VIT Capital Opportunities Series (Service Class)(28)        1.23                 -0.08
MFS (Reg. TM) VIT Emerging Growth Series (Service Class)(28)              1.13
MFS (Reg. TM) VIT Total Return Series (Service Class)(28)                 1.09
MFS (Reg. TM) VIT Utilities Series (Service Class)(28)                    1.15
Neuberger Berman AMT Mid-Cap Growth Portfolio (I Class)(29)               0.93
Neuberger Berman AMT Regency Portfolio (I Class)(29)                      1.01
Putman VT Growth & Income Fund (Class 1B)                                 0.79
Putman VT Health Sciences Fund (Class 1B)                                 1.06



                                                                          Total Expenses
                                                                              (after
                                                                           Contractual
                                                                             waivers/
                                                                          reimbursements
                                                                                s)
Lincoln VIP Global Asset Allocation Fund (Service Class)
Lincoln VIP Growth Fund (Standard Class)(25)                              0.86        %
Lincoln VIP Growth and Income Fund (Service Class)
Lincoln VIP Growth Opportunities Fund (Service Class)(26)                 1.43
Lincoln VIP International Fund (Standard Class)
Lincoln VIP Money Market Fund (Standard Class)
Lincoln VIP Social Awareness Fund (Standard Class)
Lincoln VIP Conservative Profile Fund (Service Class)(27)                 1.28
Lincoln VIP Moderate Profile Fund (Service Class)(27)                     1.37
Lincoln VIP Moderately Aggressive Profile Fund (Service Class)(27)        1.37
Lincoln VIP Aggressive Profile Fund (Service Class)(27)                   1.46
MFS (Reg. TM) VIT Capital Opportunities Series (Service Class)(28)        1.15
MFS (Reg. TM) VIT Emerging Growth Series (Service Class)(28)
MFS (Reg. TM) VIT Total Return Series (Service Class)(28)
MFS (Reg. TM) VIT Utilities Series (Service Class)(28)
Neuberger Berman AMT Mid-Cap Growth Portfolio (I Class)(29)
Neuberger Berman AMT Regency Portfolio (I Class)(29)
Putman VT Growth & Income Fund (Class 1B)
Putman VT Health Sciences Fund (Class 1B)



(1)

The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The Fee Waiver has been restated to reflect this agreement. The expense limitation agreement is in effect through April 30, 2007.

(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation Fund and AIM V.I. Core Equity Fund and June 12, 2006 for AIM V.I. Large Cap Growth Fund, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.

(3) Effective upon the closing of the Reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 0.91% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The Fee Waiver has been restated to reflect this agreement. The expense limitation agreement is in effect through April 30, 2007.

(4) Represents a one time waiver of certain legal and accounting expenses paid to the Advisor.

(5) The investment adviser began waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in the Series' prospectus and in the audited financial statements in the Series' annual report.

(6) The investment advisor for the Delaware VIP Capital Reserves Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.80%. Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, certain insurance expenses and 12b-1 fees) will not exceed 0.70%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.50% on the first $500 million, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, 0.425% on assets in excess of $2.5 billion, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective



8


   May 1, 2006 through April 30, 2007, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(7) The investment advisor for the Delaware VIP Diversified Income Series is Delaware Management Company ("DMC"). Since inception through April 30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.80%. Without such an arrangement, the total operating expense for the Series would have been 0.86% for the fiscal year 2005 (excluding 12b-1 fees). Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, Extraordinary expenses, certain insurance expenses and 12b-1 fees) will not exceed 0.81%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, 0.50% on assets in excess of $2.5 billion, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2006 through April 30, 2007, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(8) The investment advisor for the Delaware VIP Emerging Markets Series is Delaware Management Company ("DMC"); the sub-advisor is Mondrian Investment Partners, Ltd. ("Mondrian"). For the period May 1, 2002 through April 30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 1.50%. Without such an arrangement, the total operating expense for the Series would have been 1.57% for the fiscal year 2005 (excluding 12b-1 fees). Effective May 1, 2006 through April 30, 2007, Mondrian has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, certain insurance expenses and 12b-1 fees) will not exceed 1.50%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 1.25% on the first $500 million, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, 1.10% on assets in excess of $2.5 billion, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2006 through April 30, 2007, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(9) The investment advisor for the Delaware VIP High Yield Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.80%. Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, certain insurance expenses and 12b-1 fees) will not exceed 0.78%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, 0.50% on assets in excess of $2.5 billion, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2006 through April 30, 2007, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(10) The investment advisor for the Delaware VIP Value Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.80%. In addition, for the period May 1, 2002 through April 30, 2006, DMC voluntarily elected to waive its management fee for this Series to 0.60%. Without such an arrangement, the total operating expense for the Series would have been 0.73% for the fiscal year 2005 (excluding 12b-1 fees). Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, certain insurance expenses and 12b-1 fees) will not exceed 0.86%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, 0.50% on assets in excess of $2.5 billion, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2006 through April 30, 2007, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(11) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, certain insurance expenses and 12b-1 fees) will not exceed 1.00%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $2.5 billion, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2006 through April 30, 2007, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(12) The investment advisor for the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, certain insurance expenses and 12b-1 fees) will not exceed 1.03%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $2.5 billion, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2006 through April 30, 2007, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(13) The investment advisor for the Delaware VIP Trend Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, certain insurance expenses and 12b-1 fees) will not exceed 0.92%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $2.5 billion, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2006 through April 30, 2007, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(14) The investment advisor for the Delaware VIP US Growth Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April



                                                                               9


    30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.80%. Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, certain insurance expenses and 12b-1 fees) will not exceed 0.87%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, 0.50% on assets in excess of $2.5 billion, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2006 through April 30, 2007, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(15) Effective September 19, 2005, the Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.28% for Class A and 0.53% for Class B shares until April 30, 2009.

(16) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the funds' custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including thee reductions, the total class operating expenses would have been 0.64% for initial class; 0.74% for service class; and 0.89% for service class 2. These offsets may be discontinued at any time.

(17) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.55% for initial class; 0.65% for service class; and 0.80% for service class 2. These offsets may be discontinued at any time.

(18) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.63% for initial class; 0.73% for service class; and 0.88% for service class 2. These offsets may be discontinued at any time.

(19) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.64% for initial class; 0.74% for service class; and 0.89% for service class 2. These offsets may be discontinued at any time.

(20) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.82% for initial class; 0.92% for service class; and 1.07% for service class 2. These offsets may be discontinued at any time.

(21) The Fund's manager had agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund for cash management. This arrangement will continue for as long as the Fund invests in the Money Market Fund.

(22) Effective February 1, 2006 for Worldwide Growth Portfolio, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This Change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Statement of Additional Information of the Fund.

(23) Lincoln Life has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses exceed 0.84% standard class and 1.09% service class of average daily net assets. The Agreement will continue at least through April 30, 2007, and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the Fund.

(24) Effective May 1, 2005, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.15% of the first $100,000,000 of average net assets of the Fund; 0.10% of the next $150,000,000 of average daily net assets of the Fund; 0.15% of the next $250,000,000 of average daily net assets of the Fund; 0.10% of the next $250,000,000 of average daily net assets of the Fund; 0.15% of the next $750,000,000 of average daily net assets of the Fund; and 0.20% of the excess over $1,500,000,000 of average daily net assets of the Fund. The fee waiver will continue at least through April 30, 2007, and renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund.

(25) Lincoln Life has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses exceed 0.86% standard class and 1.11% service class of average daily net assets. The Agreement will continue at least through April 30, 2007, and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the Fund.

(26) Lincoln Life has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses exceed 1.18% standard class and 1.43% service class of average daily net assets. The Agreement will continue at least through April 30, 2007, and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the Fund.

(27) The "Other Expenses" column reflects the expenses of the particular Lincoln Profile Fund (Conservative 1.28%; Moderate 0.35%; Moderately Aggressive 0.54%; Aggressive 1.66%) and the estimated fees and expenses of the underlying funds invested in by the Profile Funds (Conservative 0.73%; Moderate 0.82%; Moderately Aggressive 0.82%; Aggressive 0.91%). The estimated underlying fund fees and expenses are based on the 2005 fees and expenses of the underlying funds that were owned by each Profile Fund on December 31, 2005. Each Profile Fund's expense ratio will vary based on the actual allocations to the underlying funds that occurred throughout the year. In addition, Lincoln Life has contractually agreed to reimburse each Profile Fund to the extent that the Total Expenses (excluding underlying fund fees and expenses) exceed 0.55%. This Agreement will continue at least through April 30, 2007 and will renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the Funds.

(28) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees). Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements, that reduced or recaptured series' expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, "Net Expenses" would be lower. MFS has contractually agreed to bear the series' expenses such that "Other Expenses" (determined without giving effect to the expense reduction arrangements described above), do not exceed 0.15% annually. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series' investing activities. This contractual fee arrangement will continue until at least April 30, 2007, unless earlier terminated or revised with the consent of the Board of Trustees which oversees the series.

(29) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2009 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI (except with respect to Balanced, Limited Maturity Bond, Mid-Cap Growth, and Partners Portfolios) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of average daily net asset value of the Balanced, Limited Maturity Bond, Mid-Cap Growth and Partners Portfolios; and 1.50% of the average daily net asset value of the Regency Portfolio. The expense limitation arrangements



10


    for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation. Net expenses for the Socially Responsive Portfolio were subject to a contractual expense limitation of 1.50% for the year ended December 31, 2005.

For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.



                                                                              11

EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.


The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB with 5% Step-Up death benefit and 4LATERSM Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



1) If you surrender your contract at the end of the applicable time period:




   1 year         3 years        5 years        10 years
-----------      ---------      ---------      ---------
   $1,859         $3,730         $5,378         $9,064


2) If you annuitize or do not surrender your contract at the end of the applicable time period:




   1 year         3 years        5 years        10 years
-----------      ---------      ---------      ---------
   $1,009         $2,930         $4,778         $9,064



For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect bonus credits or persistency credits. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The Contracts - i4LIFE (Reg. TM) Advantage including the Guaranteed Income Benefit Rider, 4LATERSM Advantage and Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.



Summary of Common Questions
What kind of contract am I buying? It is an individual variable or fixed and/or market value adjusted, if applicable, annuity contract between you and Lincoln Life. This prospectus primarily describes the variable side of the contract. See The Contracts. The contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. You should refer to your contract for any state specific provisions. Please check with your investment representative regarding their availability.

What is the variable annuity account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.

What are Investment Requirements? If you elect 4LATERSM Advantage after April 10, 2006 or the Lincoln SmartSecuritySM Advantage or i4LIFE (Reg. TM) Guaranteed Income Benefit after April 10, 2006, you will be subject to certain requirements for your subaccount investments. You may be limited in how much you can invest in certain subaccounts. We do not plan to enforce these Investment Requirements at this time. See The Contracts - Investment Requirements.

What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your purchase payments, bonus credits and persistency credits to buy shares in one or more of the investment options. See Investments of the Variable Annuity Account - Description of the Funds.

Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account - Description of the Funds.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you receive bonus credits and you buy accumulation units. If you decide to receive an annuity payout, your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The Contracts.

What charges do I pay under the contract? If you withdraw purchase payments, you pay a surrender charge from 0% to 8.50% of the surrendered or withdrawn purchase payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and Other Deductions-Surrender Charge.


We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.


12


We charge an account fee of $35 on any contract anniversary if the contract value is less than $100,000. This account fee may be less in some states and will be waived after the fifteenth contract year. See Charges and Other Deductions.


We apply a charge to the daily net asset value of the VAA and those charges are:


o        Mortality and expense risk charge
o        Administrative charge
o        Total annual charge for each
         subaccount



         EEB Rider
         (in combination         EEB Rider                   5% step up
         with 5% step up)        (without 5% step up)        death benefit        EGMDB
         ------------------      ----------------------      ---------------      ------
o               1.70%                    1.65%                   1.60%            1.45%
o                .15%                    0.15%                   0.15%            0.15%
                ----                     ----                     ----            ----
o
                1.85%                    1.80%                   1.75%            1.60%


Additional Optional Riders:

Lincoln SmartSecuritySM Advantage:




                                                    Lincoln SmartSecuritySM            Lincoln SmartSecuritySM
                                                  Advantage - 5 Year Elective        Advantage - 1 Year Automatic
                                                         Step-up Option                     Step-up Option
                                                 -----------------------------      -----------------------------
o        Guaranteed maximum annual
         percentage charge                                  0.95%                               1.50%
o        Current annual percentage charge                   0.45%                               0.65%



4LATERSM Advantage:





o        Guaranteed maximum annual
         percentage charge                       1.50%
o        Current annual percentage charge        0.50%



See Charges and Other Deductions.

The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.

The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the market value adjustment, if applicable. See Fixed Side of the Contract.

Charges may also be imposed during the regular income or annuity payout period, including i4LIFE (Reg. TM) Advantage, if elected. See The Contracts and Annuity Payouts.

For information about the compensation we pay for sales of contracts, see The Contracts - Distribution of the Contracts.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The Contracts - Purchase Payments.

What is a bonus credit and a persistency credit? When purchase payments are made, we will credit an additional amount to the contract, known as a bonus credit. The amount of the bonus credit is calculated as a percentage of the purchase payments. The bonus credit percentage will vary based on the owner's cumulative purchase payments, as defined in this prospectus. All bonus credits become part of the contract value at the same time as the corresponding purchase payments. Bonus credits are not considered to be purchase payments. See The Contracts - Bonus Credits.

A persistency credit of 0.05% of contract value less purchase payments that have been in the contract less than fourteen years will be credited on a quarterly basis after the fourteenth anniversary. See The Contracts - Persistency Credits.


We offer a variety of variable annuity contracts. Other annuity contracts that we offer have no provision for bonus credits but may have lower mortality and expense risk charges and/or lower surrender charges. During the surrender charge period, the amount of bonus credit may be more than offset by higher surrender charges associated with the bonus credit. After the fourteenth contract anniversary, the persistency credits are designed to fully or partially offset these additional bonus charges. We encourage you to talk with your financial adviser and determine which annuity contract is most appropriate for you.


How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.



                                                                              13

What is i4LIFE (Reg. TM) Advantage? i4LIFE (Reg. TM) Advantage is an income program that provides periodic variable lifetime income payments, a death benefit, and the ability to make purchase payments (IRA contracts only) and withdrawals during a defined period of time. We assess a charge, imposed only during the i4LIFE (Reg. TM) Advantage payout phase, based on the i4LIFE (Reg.
TM) Advantage death benefit you choose and whether or not the Guaranteed Income Benefit is in effect.


What happens if I die before I annuitize? Your beneficiary will receive death benefit proceeds based upon the death benefit you select. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit on the death of the annuitant. See The Contracts - Death Benefit.

May I transfer contract value between variable options and between the variable and fixed sides of the contract? Yes, subject to currently effective restrictions. For example, transfers made before the annuity commencement date are generally restricted to no more than twelve (12) per contract year. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts - Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date.

What is the Lincoln SmartSecuritySM Advantage? This benefit, which may be available for purchase at an additional charge, provides a Guaranteed Amount equal to the initial purchase payment and its corresponding bonus credit (or contract value at the time of election) as adjusted. You may access this benefit through periodic withdrawals. There are two options available to reset the Guaranteed Amount to the current contract value. See The Contracts - Lincoln SmartSecuritySM Advantage.

What is 4LATERSM Advantage? 4LATERSM Advantage, which may be available for purchase at an additional charge, is a way to guarantee today a minimum payout floor in the future for the i4LIFE (Reg. TM) Advantage regular income payments. 4LATERSM Advantage provides an initial Income Base that is guaranteed to increase at a specified percentage over the accumulation period of the annuity. See The Contracts - 4LATERSM Advantage.

What are the Guaranteed Income Benefits? The Guaranteed Income Benefits provide a minimum payout floor for your i4LIFE (Reg. TM) regular income payments. They are available either through 4LATERSM Advantage or may be purchased at the time you elect i4LIFE (Reg. TM) Advantage. See The Contracts - i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit and 4LATERSM Advantage Guaranteed Income Benefit.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts - Surrenders and Withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and Other Deductions. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal Tax Matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home office. In most states you assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. We will not refund any bonus credits credited to your contract value if you elect to cancel your contract; however, we will assume the risk of investment loss on the bonus credits. See Return Privilege.

Where may I find more information about accumulation unit values? Appendix A to this prospectus provides more information about accumulation unit values.



Investment Results

At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges Returns calculated without contingent deferred sales charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.

During extended periods of low interest rates, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.

The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance.




Financial Statements

The financial statements of the VAA and for us are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.


14

The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.


Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Lincoln Financial Group sells a wide variety of financial products and solutions through financial advisors: mutual funds, managed accounts, retirement solutions, life insurance, 401(k) and 403(b) plans, savings plans, institutional investments and comprehensive financial planning and advisory services.

On April 3, 2006, Jefferson-Pilot Corporation ("Jefferson-Pilot"), a North Carolina corporation, merged with and into Lincoln JP Holdings, L.P., a wholly owned subsidiary of LNC, the parent company of Lincoln Life, pursuant to a merger agreement among LNC, Jefferson-Pilot, Quartz Corporation, and Lincoln JP Holdings, L.P., dated October 9, 2005, as amended. Lincoln JP Holdings, L.P. is the surviving entity. More information about the merger as well as a copy of the merger agreement can be found in Amendment No. 1 to the Form S-4 (Reg. No. 333-130226) filed by LNC with the SEC. Lincoln Life's obligations as set forth in your variable annuity contract, prospectus and Statement of Additional Information have not changed as a result of this merger.



Variable Annuity Account (VAA)

On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their subaccounts, and they offer different benefits.




Investments of the Variable Annuity Account

You decide the subaccount(s) to which you allocate purchase payments. Bonus credits are allocated to the subaccounts at the same time and at the same percentage as the purchase payments being made. There is a separate subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.


Investment Advisers

As compensation for its services to the fund, the investment adviser receives a fee from the fund which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectus for the fund.


Administrative, Marketing and Support Service Fees


With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may compensate us (or an affiliate) for administrative, distribution, or other services. It is anticipated that such compensation will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some funds may compensate us significantly more than other funds and the amount we receive may be substantial. These percentages currently range up to 0.48%, and as of the date of this prospectus, we were receiving compensation from each fund family. We (or our affiliates) may profit from these fees or use these fees to defray the costs of distributing the contract. Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.

The AllianceBernstein, American Century, American Funds, Baron, Delaware, Fidelity, Franklin, Janus, Lincoln, MFS and Putnam Funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) in consideration of services provided



                                                                              15

and expenses incurred by us in distributing Fund shares. The payment rates range from 0% to 0.30% based on the amount of assets invested in those Funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.



Description of the Funds


Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.

We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will compensate us for providing administrative, marketing, and/or support services that would otherwise be provided by the fund, the fund's investment advisor, or its distributor. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional purchase payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.


Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.


Following are brief summaries of the fund description. More detailed information may be obtained from the current prospectus for the fund which accompanies this booklet. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.



 FUND NAME                                                   FUND DESCRIPTION
AIM V.I. Capital Appreciation Fund                          Capital appreciation
 AIM V.I. Core Equity Fund                                   Long-term growth
AIM V.I. International Growth Fund                          Long-term growth
 AllianceBernstein Global Technology Portfolio               Maximum capital appreciation
AllianceBernstein Growth and Income Portfolio               Growth and income
 AllianceBernstein International Value Portfolio             Long-term growth
AllianceBernstein Large Cap Growth Portfolio                Maximum capital appreciation
 AllianceBernstein Small/Mid Cap Value Portfolio             Long-term growth
American Century Investments VP Inflation Protection        Long-term total return
Fund
 American Funds Global Growth Fund                           Long-term growth
American Funds Global Small Capitalization Fund             Long-term growth
 American Funds Growth Fund                                  Long-term growth
American Funds International Fund                           Long-term growth



 FUND NAME                                                   MANAGER
AIM V.I. Capital Appreciation Fund                          AIM Advisors, Inc.
 AIM V.I. Core Equity Fund                                   AIM Advisors, Inc.
AIM V.I. International Growth Fund                          AIM Advisors, Inc.
 AllianceBernstein Global Technology Portfolio               AllianceBernstein, L.P.
AllianceBernstein Growth and Income Portfolio               AllianceBernstein, L.P.
 AllianceBernstein International Value Portfolio             AllianceBernstein, L.P.
AllianceBernstein Large Cap Growth Portfolio                AllianceBernstein, L.P.
 AllianceBernstein Small/Mid Cap Value Portfolio             AllianceBernstein, L.P.
American Century Investments VP Inflation Protection        American Century
Fund
 American Funds Global Growth Fund                           Capital Research and Management Company
American Funds Global Small Capitalization Fund             Capital Research and Management Company
 American Funds Growth Fund                                  Capital Research and Management Company
American Funds International Fund                           Capital Research and Management Company


16



 FUND NAME                                                     FUND DESCRIPTION
American Funds Growth-Income Fund                             Growth and income
 Baron Capital Asset Fund                                      Maximum capital appreciation
Delaware VIP Capital Reserves Series                          Current income
 Delaware VIP Diversified Income Series                        Total return
Delaware VIP Emerging Markets Series                          Capital appreciation
 Delaware VIP High Yield Series                                Capital appreciation
Delaware VIP REIT Series                                      Total return
 Delaware VIP Small Cap Value Series                           Capital appreciation
Delaware VIP Trend Series                                     Capital appreciation
 Delaware VIP U.S. Growth Series                               Capital appreciation
Delaware VIP Value Series                                     Long-term capital appreciation
 DWS Equity 500 Index VIP Fund                                 Capital appreciation
DWS Small Cap Index VIP Fund                                  Capital appreciation
 Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio         Long-term capital appreciation
Fidelity (Reg. TM) VIP Equity-Income Portfolio                Reasonable income
 Fidelity (Reg. TM) VIP Growth Portfolio                       Capital appreciation
Fidelity (Reg. TM) VIP Mid Cap Portfolio                      Long-term growth
 Fidelity (Reg. TM) VIP Overseas Portfolio                     Long-term growth
FTVIPT Franklin Income Securities Fund                        Current income
 FTVIPT Franklin Small-Mid Cap Growth Securities Fund          Long-term growth
FTVIPT Mutual Shares Securities Fund                          Capital appreciation
 FTVIPT Templeton Global Income Securities Fund                Total return



 FUND NAME                                                     MANAGER
American Funds Growth-Income Fund                             Capital Research and Management Company
 Baron Capital Asset Fund                                      BAMCO, Inc.
Delaware VIP Capital Reserves Series                          Delaware Management Company
 Delaware VIP Diversified Income Series                        Delaware Management Company
Delaware VIP Emerging Markets Series                          Delaware Management Company
                                                              Sub-advised by Mondrian Investment
                                                              Partners Limited
 Delaware VIP High Yield Series                                Delaware Management Company
Delaware VIP REIT Series                                      Delaware Management Company
 Delaware VIP Small Cap Value Series                           Delaware Management Company
Delaware VIP Trend Series                                     Delaware Management Company
 Delaware VIP U.S. Growth Series                               Delaware Management Company
Delaware VIP Value Series                                     Delaware Management Company
 DWS Equity 500 Index VIP Fund                                 Deutsche Asset Management Inc.
                                                              Sub-advised by Northern Trust Investments,
                                                              Inc.
DWS Small Cap Index VIP Fund                                  Deutsche Asset Management Inc.
                                                              Sub-advised by Northern Trust Investments,
                                                              Inc.
 Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio         Fidelity Management and Research
                                                              Company
Fidelity (Reg. TM) VIP Equity-Income Portfolio                Fidelity Management and Research
                                                              Company
 Fidelity (Reg. TM) VIP Growth Portfolio                       Fidelity Management and Research
                                                              Company
Fidelity (Reg. TM) VIP Mid Cap Portfolio                      Fidelity Management and Research
                                                              Company
 Fidelity (Reg. TM) VIP Overseas Portfolio                     Fidelity Management and Research
                                                              Company
FTVIPT Franklin Income Securities Fund                        Franklin Advisers, Inc.
 FTVIPT Franklin Small-Mid Cap Growth Securities Fund          Franklin Advisers, Inc.
FTVIPT Mutual Shares Securities Fund                          Franklin Mutual Advisors, LLC
 FTVIPT Templeton Global Income Securities Fund                Templeton Global Advisors Limited


                                                                              17



 FUND NAME                                              FUND DESCRIPTION
FTVIPT Templeton Growth Securities Fund                Long-term growth
 Janus Aspen Mid Cap Growth Portfolio                   Long-term growth
Janus Aspen Balanced Portfolio                         Long-term growth and current
                                                       income
 Janus Aspen Worldwide Growth Portfolio                 Long-term growth
Lincoln VIP Aggressive Growth Fund                     Maximum capital appreciation
 Lincoln VIP Bond Fund                                  Current income
Lincoln VIP Capital Appreciation Fund                  Long-term growth
 Lincoln VIP Core Fund                                  Capital appreciation
Lincoln VIP Global Asset Allocation Fund               Total return
 Lincoln VIP Growth Fund                                Long-term growth
Lincoln VIP Growth & Income Fund                       Capital appreciation
 Lincoln VIP Growth Opportunities Fund                  Long-term growth
Lincoln VIP International Fund                         Capital appreciation
 Lincoln VIP Money Market Fund                          Preservation of capital
Lincoln VIP Social Awareness Fund                      Capital appreciation
 Lincoln VIP Conservative Profile Fund                  Current income
Lincoln VIP Moderate Profile Fund                      Total return
 Lincoln VIP Moderately Aggressive Profile Fund         Growth and income



 FUND NAME                                              MANAGER
FTVIPT Templeton Growth Securities Fund                Templeton Global Advisors Limited
 Janus Aspen Mid Cap Growth Portfolio                   Janus Capital Management LLC
Janus Aspen Balanced Portfolio                         Janus Capital Management LLC
 Janus Aspen Worldwide Growth Portfolio                 Janus Capital Management LLC
Lincoln VIP Aggressive Growth Fund                     Delaware Management Company
                                                       Sub-advised by T. Rowe Price Associates,
                                                       Inc.
 Lincoln VIP Bond Fund                                  Delaware Management Company
Lincoln VIP Capital Appreciation Fund                  Delaware Management Company
                                                       Sub-advised by Janus Capital Management
                                                       LLC
 Lincoln VIP Core Fund                                  Delaware Management Company
                                                       Sub-advised by Salomon Brothers Asset
                                                       Management Inc., a wholly-owned
                                                       subsidiary of Legg Mason, Inc.
Lincoln VIP Global Asset Allocation Fund               Delaware Management Company
                                                       Sub-advised by UBS Global Asset
                                                       Management
 Lincoln VIP Growth Fund                                Delaware Management Company
                                                       Sub-advised by Fund Asset Management,
                                                       L.P., doing business as Mercury Advisors
Lincoln VIP Growth & Income Fund                       Delaware Management Company
 Lincoln VIP Growth Opportunities Fund                  Delaware Management Company
                                                       Sub-advised by Fund Asset Management,
                                                       L.P., doing business as Mercury Advisors
Lincoln VIP International Fund                         Delaware Management Company
                                                       Sub-advised by Mondrian Investment
                                                       Partners Limited
 Lincoln VIP Money Market Fund                          Delaware Management Company
Lincoln VIP Social Awareness Fund                      Delaware Management Company
 Lincoln VIP Conservative Profile Fund                  Delaware Management Company
                                                       Sub-advised by Wilshire Associates Inc.
Lincoln VIP Moderate Profile Fund                      Delaware Management Company
                                                       Sub-advised by Wilshire Associates Inc.
 Lincoln VIP Moderately Aggressive Profile Fund         Delaware Management Company
                                                       Sub-advised by Wilshire Associates Inc.


18



 FUND NAME                                              FUND DESCRIPTION
Lincoln VIP Aggressive Profile Fund                    Capital appreciation
 MFS (Reg. TM) VIT Capital Opportunities Series         Capital appreciation
MFS (Reg. TM) VIT Emerging Growth Series               Long-term growth
 MFS (Reg. TM) VIT Total Return Series                  Income and growth
MFS (Reg. TM) VIT Utilities Series                     Growth and income
 Neuberger Berman AMT Mid-Cap Growth Portfolio          Capital appreciation
Neuberger Berman AMT Regency Portfolio                 Long-term growth
 Putnam VT Growth & Income Fund                         Capital growth and current
                                                       income
Putnam VT Health Sciences Fund                         Capital appreciation



 FUND NAME                                              MANAGER
Lincoln VIP Aggressive Profile Fund                    Delaware Management Company
                                                       Sub-advised by Wilshire Associates Inc.
 MFS (Reg. TM) VIT Capital Opportunities Series         Massachusetts Financial Services Company
MFS (Reg. TM) VIT Emerging Growth Series               Massachusetts Financial Services Company
 MFS (Reg. TM) VIT Total Return Series                  Massachusetts Financial Services Company
MFS (Reg. TM) VIT Utilities Series                     Massachusetts Financial Services Company
 Neuberger Berman AMT Mid-Cap Growth Portfolio          Neuberger Berman Management, Inc.
Neuberger Berman AMT Regency Portfolio                 Neuberger Berman Management, Inc.
 Putnam VT Growth & Income Fund                         Putnam Investment Management, LLC
Putnam VT Health Sciences Fund                         Putnam Investment Management, LLC



Fund Shares


We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.



Reinvestment of Dividends and Capital Gain Distributions


All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.



Addition, Deletion or Substitution of Investments


We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all contractowners or only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.


Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion.



                                                                              19

We also may:
 o remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;
 o transfer assets supporting the contracts from one subaccount to another or from the VAA to another separate account;
 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.

We may modify the provisions of the contracts to reflect changes to the subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.




Charges and Other Deductions

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.

Our administrative services include:
 o processing applications for and issuing the contracts;

 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services - See Additional Services and the SAI for more information on these programs);

 o maintaining records;
 o administering annuity payouts;
 o furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);
 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services; and
 o furnishing telephone and electronic fund transfer services.

The risks we assume include:
 o the risk that annuitants receiving annuity payouts under contracts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
 o the risk that death benefits paid will exceed the actual contract value;
 o the risk that more owners than expected will qualify for waivers of the surrender charge;

 o the risk that, if the i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit or 4LATER Guaranteed Income Benefit is in effect, the required income payments will exceed the account value; and

 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the contingent deferred sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. A portion of the mortality and expense risk and administrative charge and a portion of the surrender charges are assessed to fully or partially recoup bonus credits paid into the contract by us when purchase payments are made. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.


Deductions from the VAA

We apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:


o        Mortality and expense risk charge
o        Administrative charge
o        Total annual charge for each
         subaccount



         EEB Rider
         (in combination         EEB Rider                   5% step up
         with 5% step up)        (without 5% step up)        death benefit        EGMDB
         ------------------      ----------------------      ---------------      ------
o               1.70%                    1.65%                   1.60%            1.45%
o                .15%                    0.15%                   0.15%            0.15%
                ----                     ----                     ----            ----
o
                1.85%                    1.80%                   1.75%            1.60%

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Surrender Charge


A surrender charge applies (except as described below) to surrenders and withdrawals of purchase payments that have been invested for the periods indicated as follows:


                                                  0
      Surrender charge as a percentage of the    8.50%
      surrendered or withdrawn purchase
      payments



                                                               Number of contract anniversaries since
                                                                    purchase payment was invested
                                                 -------------------------------------------------------------------
                                                  1            2         3         4         5         6         7
      Surrender charge as a percentage of the    8.50%        8%        7%        6%        5%        4%        3%
      surrendered or withdrawn purchase
      payments



                                                   Number of
                                                    contract
                                                  anniversaries
                                                     since
                                                    purchase
                                                   payment was
                                                    invested
                                                 --------------
                                                  8         9+
      Surrender charge as a percentage of the    2%        0%
      surrendered or withdrawn purchase
      payments

A surrender charge does not apply to:
 o A surrender or withdrawal of a purchase payment beyond the ninth anniversary since the purchase payment was invested;
 o Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is equal to the greater of 10% of the current contract value or 10% of the total purchase payments;
 o Purchase payments that have been invested in the contract for at least 12 months when used in the calculation of the initial benefit payment to be made under an annuity payout option, other than the i4LIFE (Reg. TM) Advantage option;
 o A surrender or withdrawal of any purchase payments, if such purchase payments were received more than 12 months prior to the onset of a permanent and total disability of the contractowner as defined in Section 22(e)(3) of the tax code, if the disability occurred after the effective date of the contract and before the 65th birthday of the contractowner. For contracts issued in the State of New Jersey, a different definition of permanent and total disability applies;
 o When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;
 o A surrender or withdrawal of any purchase payments, if such purchase payments were received more than 12 months prior to admittance of the contractowner to an accredited nursing home or equivalent health care facility, where the admittance into the nursing home occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days;
 o A surrender or withdrawal of any purchase payments, if such purchase payments were received more than 12 months prior to the diagnosis date of a terminal illness that is after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
 o A surrender of the contract as a result of the death of the contractowner or annuitant;
 o A surrender or withdrawal of a purchase payment beyond the fifth anniversary since the purchase payment was invested for any contract issued to selling group individuals. For selling group individuals, a reduced schedule of surrender charges applies;
 o A surrender or annuitization of bonus credits and persistency credits;
 o Purchase payments when used in the calculation of the initial Account Value under the i4LIFE (Reg. TM) Advantage option;

 o Regular income payments made under i4LIFE (Reg. TM) Advantage, including any payments to provide the 4LATERSM or i4LIFE (Reg. TM) Guaranteed Income Benefits, or periodic payments made under any annuity payout option made available by us;

 o Withdrawals up to the Annual Withdrawal Limit under the Lincoln SmartSecuritySM Advantage, subject to certain conditions.

For purposes of calculating the surrender charge on withdrawals, we assume that:

1. The free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.

2. Prior to the ninth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
  o from purchase payments (on a FIFO basis) until exhausted; then
  o from earnings until exhausted; then
  o from bonus credits.

3. On or after the ninth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
  o from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
  o from earnings and persistency credits until exhausted; then
  o from bonus credits attributable to purchase payments to which a surrender charge no longer applies until exhausted; then
  o from purchase payments (on a FIFO basis) to which a surrender charge still applies until exhausted; then
  o from bonus credits attributable to purchase payments to which a surrender charge still applies.

                                                                              21

We apply the surrender charge as a percentage of purchase payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your contract value has increased or decreased. The surrender charge is calculated separately for each purchase payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.

If the contractowner is a corporation or other non-individual (non-natural person), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.



Account Fee


During the accumulation period, we will deduct $35 from the contract value on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the contract value upon surrender. This fee may be lower in certain states and will be waived after the fifteenth contract year. The account fee will be waived for any contract with a contract value that is equal to or greater than $100,000 on the contract anniversary. There is no account fee on contracts issued to selling group individuals.



Rider Charges


A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement.

Lincoln SmartSecuritySM Advantage Charge. During the accumulation period, there is a charge for the Lincoln SmartSecuritySM Advantage, if elected. The Rider charge is currently equal to an annual rate of 0.45% (0.1125% quarterly) if the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option is selected or 0.65% (0.1625% quarterly) for the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option and is applied to the Guaranteed Amount as adjusted. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount and the fixed side of the contract on the valuation date the Rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. If you purchase the Rider in the future, the percentage charge will be the current charge in effect at that time up to the maximum 0.95% or 1.50% depending on the option selected.

Under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, the annual Rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.

Under both options, if you elect to step-up the Guaranteed Amount, a pro-rata deduction of the Rider charge based on the Guaranteed Amount immediately prior to the step-up will be made on the valuation date of the step-up. This deduction covers the cost of the Rider from the time of the previous deduction to the date of the step-up. After a contractowner's step-up, we will deduct the Rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the valuation date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the Rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge for the option. If you never elect to step-up your Guaranteed Amount, your Rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The Rider charge will be discontinued upon the earlier of the annuity commencement date, election of i4LIFE (Reg. TM) Advantage or termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider or surrender of the contract.

Rider Charge Waiver. For the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the Rider charge may be waived. For the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, after the fifth Benefit Year anniversary following the last automatic step-up opportunity, the rider charge may be waived.

Whenever the above conditions are met, on each valuation date the Rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this Rider or on the most recent step-up date; and (2) purchase payments and bonus credits made after the step-up, then the quarterly Rider charge will be waived. If the withdrawals have been more than 10%, then the Rider charge will not be waived.



4LATERSM Advantage Charge

Prior to the periodic income commencement date (the valuation date the initial regular income payment under i4LIFE (Reg. TM) Advantage is determined), the annual 4LATER charge is currently 0.50% of the Income Base. The Income Base (an amount equal to the initial purchase payment and any bonus credit or contract value at the time of election), as adjusted is a value that will be used to calculate the 4LATER Guaranteed Income Benefit. An amount equal to the quarterly 4LATER Rider charge multiplied by the Income Base will be deducted from the subaccounts on every third month anniversary of the later of the 4LATER Rider Effective Date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each subaccount on the valuation date the 4LATER Rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the



22


Income Base. As described in more detail below, the only time the Income Base will change is when there are additional purchase payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a Reset to the current Account Value. If you purchase 4LATER in the future, the percentage charge will be the charge in effect at the time you elect 4LATER.

Upon a reset of the Income Base, a pro-rata deduction of the 4LATER Rider charge based on the Income Base immediately prior to the reset will be made on the valuation date of the reset. This deduction covers the cost of the 4LATER Rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER Rider charge for the reset Income Base on a quarterly basis, beginning on the valuation date on or next following the three month anniversary of the reset. At the time of the reset, the annual charge will be the current charge in effect for new purchases of 4LATER at the time of reset, not to exceed the guaranteed maximum charge of 1.50%. If you never elect to reset your Income Base, your 4LATER Rider percentage charge will never change, although the amount we deduct will change as your Income Base changes.

Prior to the periodic income commencement date, a pro-rata amount of the 4LATER Rider charge will be deducted upon termination of the 4LATER Rider for any reason other than death.

On the periodic income commencement date, a pro-rata deduction of the 4LATER Rider charge will be made to cover the cost of 4LATER since the previous deduction. On and after the periodic income commencement date, the 4LATER Rider charge will be added to the i4LIFE charge as a daily percentage of average account value. This is a change to the calculation of the 4LATER charge because after the periodic income commencement date, when the 4LATER Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER charge is the same immediately before and after the periodic income commencement date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the periodic income commencement date and then multiplied by the average daily account value after the periodic income commencement date.

After the periodic income commencement date, the 4LATER percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the 4LATER Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the 4LATER percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50%.

After the periodic income commencement date, if the 4LATER Guaranteed Income Benefit is terminated, the 4LATER Rider annual charge will also terminate.


4LATERSM Advantage charge:





o        Guaranteed maximum annual
         percentage charge*                       1.50%
o        Current annual percentage charge*        0.50%



*The annual percentage for the 4LATERSM Advantage charge is multiplied by the Income Base (initial purchase payment or contract value at the time of election) as adjusted for purchase payments, automatic 15% Enhancements, Resets and withdrawals. The 4LATER charge is deducted from the subaccounts on a quarterly basis.


Deductions for Premium Taxes

Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.


The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 3.5%.



Other Charges and Deductions

The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the market value adjustment if applicable. See Fixed Side of the Contract. Charges may also be imposed during the regular income and annuity payout period. See i4LIFE (Reg. TM) Advantage (including the i4LIFE (Reg. TM) Advantage and 4LATER Guaranteed Income Benefits) and Annuity Payouts.



There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.



Additional Information


The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with
 o the use of mass enrollment procedures,

                                                                              23

 o the performance of administrative or sales functions by the employer,
 o the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
 o any other circumstances which reduce distribution or administrative expenses.

The exact amount of charges and fees applicable to a particular contract will be stated in that contract.




The Contracts

Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the Contracts.


When a completed application and all other information necessary for processing a purchase order is received at our Home office, an initial purchase payment and its corresponding bonus credit will be priced no later than two business days after we receive the order. If you submit your application and/or initial purchase payment to your agent (other than through Lincoln Financial Advisors Corporation), we will not begin processing your purchase order until we receive the application and initial purchase payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, we will allocate your initial purchase payment and its corresponding bonus credit within two business days.



Who Can Invest

To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the contractowner, joint owner and annuitant must be under age 86. Certain death benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.

In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a purchase payment and/or freeze a contractowner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or death benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the contractowner, and held in that account until instructions are received from the appropriate regulator.

If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-sheltered growth.


Replacement of Existing Insurance


Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.



Purchase Payments


Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $10,000. The minimum annual amount for additional purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). Purchase payments in total may not exceed $2 million without our approval. If you stop making purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, or the death of the contractowner, whichever comes first. We reserve the right to limit purchase payments made to the contract.


24


Bonus Credits


In some states, the term bonus credit may be referred to as value enhancement or a similar term in the contract. For each purchase payment made into the contract, we will credit the contract with a bonus credit. The amount of the bonus credit will be added to the value of the contract at the same time and allocated in the same percentage as the purchase payment. The amount of the bonus credit is calculated as a percentage of the purchase payment made. The bonus credit percentage is based on the owner's cumulative purchase payments at the time each purchase payment is made according to the following scale:


Cumulative Purchase Payments          Bonus Credit %
--------------------------------      ---------------
  Less than $100,000............           3.0%
  $100,000-$999,999.............           4.0%
  $1,000,000 or greater.........           5.0%

Your cumulative purchase payments at the time of a purchase payment are equal to the sum of (1) all prior purchase payments made to your contract; plus (2) the current purchase payment made to your contract; minus (3) all prior withdrawals of purchase payments from your contract.

If you make an additional purchase payment prior to the first anniversary of the contract date and that purchase payment increases the owner's cumulative purchase payments to a level that qualifies for a higher bonus credit percentage, then we will contribute an additional bonus credit into your contract at the time the subsequent purchase payment is made (it will not be contributed retroactively). The additional bonus credit is determined by multiplying the sum of the prior purchase payments by the additional bonus credit percentage (the difference between the percentage applicable to the subsequent purchase payment and the percentage applicable to prior purchase payments). This additional bonus credit is not available after the first anniversary of the contract date.

We offer a variety of variable annuity contracts. During the surrender charge period, the amount of the bonus credit may be more than offset by higher surrender charges associated with the bonus credit. Similar products that do not offer bonus credits and have lower fees and charges may provide larger cash surrender values than this contract, depending on the level of the bonus credits in this contract and the performance of the owner's chosen subaccounts. We encourage you to talk with your financial adviser and determine which annuity contract is most appropriate for you.



Persistency Credits


Contractowners will receive a persistency credit on a quarterly basis after the fourteenth contract anniversary. The amount of the persistency credit is calculated by multiplying the contract value, less any purchase payments that have not been invested in the contract for at least 14 years, by 0.05%. This persistency credit will be allocated to the variable subaccounts and the fixed subaccounts in proportion to the contract value in each variable subaccount and fixed subaccount at the time the persistency credit is paid into the contract.

There is no additional charge to receive this persistency credit, and in no case will the persistency credit be less than zero.



Valuation Date


Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.



Allocation of Purchase Payments


Purchase payments allocated to the variable account are placed into the VAA's subaccounts, each of which invests in shares of the class of its corresponding fund, according to your instructions. You may also allocate purchase payments in the fixed subaccount, if available. Corresponding bonus credits will be allocated to the subaccount(s) and/or the fixed side of the contract in the same proportion in which you allocated purchase payments.

The minimum amount of any purchase payment which can be put into any one subaccount is $20. The minimum amount of any purchase payment which can be put into a fixed account guaranteed period is $2,000, subject to state approval. Upon allocation to a subaccount, purchase payments and bonus credits are converted into accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our Home office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. If you submit your purchase payment to your agent (other than through Lincoln Financial Advisors Corporation), we will not begin processing the purchase payment until we receive it from your agent's broker-dealer. The number of accumulation units determined in this way is not impacted by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.


                                                                              25


Valuation of Accumulation Units


Purchase payments and bonus credits allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments and bonus credits are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:


1. The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus


2. The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3. The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Contracts with different features have different daily charges, and therefore, will have different corresponding accumulation unit values on any given day. In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.



Transfers On or Before the Annuity Commencement Date


You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. There is no charge for a transfer.


Transfers (among the variable subaccounts and as permitted between the variable and fixed accounts) are limited to twelve (12) per contract year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross re-investment or portfolio rebalancing elected on forms available from us. See Additional Services and the SAI for more information on these programs.


The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.

A transfer request may be made to our Home office using written, telephone, fax, or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home office.

Requests for transfers will be processed on the valuation date that they are received when they are received at our Home office before the end of the valuation date (normally 4:00 p.m. New York time). If we receive a transfer request at or after 4:00p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date.

If your contract offers a fixed account, you also may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer part of the contract value from a fixed account to the various subaccount(s) subject to the following restrictions:


26

 o the sum of the percentages of fixed value transferred is limited to 25% of the value of that fixed account in any twelve month period; and
 o the minimum amount which can be transferred is $300 or the amount in the fixed account.

Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE (Reg. TM) Advantage transfers) may be subject to market value adjustments, if applicable.


Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.


Market Timing


Frequent, large, or short-term transfers among subaccounts and the fixed account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the subaccounts and the fixed account that may affect other contractowners or fund shareholders. In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among subaccounts. Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds.

Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from subaccount to subaccount to comply with specific fund policies and procedures.

We may increase our monitoring of contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same contractowner if that contractowner has been identified as a market timer. For each contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.


Once a contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the contractowner in writing that future transfers (among the subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, standard delivery for the remainder of the contract year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this "original signature" restriction on that contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that contractowner's particular transfers.


Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of contractowners determined to be engaged in such transfer activity that may adversely affect other contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.

Our Market Timing Procedures are applied consistently to all contractowners. An exception for any contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all contractowners or as applicable to all contractowners investing in underlying funds. We also reserve the right to implement and administer redemption fees imposed by one or more of the funds in the future.


                                                                              27

To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. You should read the prospectuses of the funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.



Transfers After the Annuity Commencement Date


If you select i4LIFE (Reg. TM) Advantage your transfer rights and restrictions for the variable subaccounts and the fixed account are the same as they were on or before the annuity commencement date.

If you do not select i4LIFE (Reg. TM) Advantage, you may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment.



Additional Services

These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home office. For further detailed information on these services, please see Additional Services in the SAI.


Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable subaccounts into the variable subaccounts on a monthly basis. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value.

The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.

Only one of the three additional services (DCA, cross reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross reinvestment running simultaneously.



Death Benefit

The chart below provides a brief overview of how the death benefit proceeds will be distributed, if death occurs prior to i4LIFE (Reg. TM) Advantage elections or to the annuity commencement date. Refer to your contract for the specific provisions applicable upon death.




 UPON DEATH OF:         AND...
contractowner          There is a surviving joint owner
 contractowner          There is no surviving joint owner
contractowner          There is no surviving joint owner
                       and the beneficiary predeceases the
                       contractowner
 annuitant              The contractowner is living
annuitant              The contractowner is living
 annuitant**            The contractowner is a trust or other
                       non-natural person



 UPON DEATH OF:         AND...                                      DEATH BENEFIT PROCEEDS PASS TO:
contractowner          The annuitant is living or deceased         joint owner
 contractowner          The annuitant is living or deceased         designated beneficiary
contractowner          The annuitant is living or deceased         contractowner's estate
 annuitant              There is no contingent annuitant            The youngest contractowner
                                                                   becomes the contingent annuitant
                                                                   and the contract continues. The
                                                                   contractowner may waive* this
                                                                   continuation and receive the death
                                                                   benefit proceeds.
annuitant              The contingent annuitant is living          contingent annuitant becomes the
                                                                   annuitant and the contract continues
 annuitant**            No contingent annuitant allowed             designated beneficiary
                       with non-natural contractowner

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* Notification from the contractowner to select the death benefit proceeds must be received within 75 days of the death of the annuitant.

** Death of annuitant is treated like death of the contractowner.


If the contractowner (or a joint owner) or annuitant dies prior to the annuity commencement date, a death benefit may be payable. You can choose the death benefit. Only one death benefit may be in effect at any one time and this election terminates if you elect i4LIFE (Reg. TM) Advantage or any annuitization option. Generally, the more expensive the death benefit the greater the protection.

You should consider the following provisions carefully when designating the beneficiary, annuitant, any contingent annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the death benefit or other amount paid upon a contractowner's or annuitant's death.

You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our Home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner.

If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this death benefit must be received by us within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant.

A death benefit payable on the death of the annuitant will not be paid if the annuitant has been changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior annuitant.

Enhanced Guaranteed Minimum Death Benefit (EGMDB). If the EGMDB is in effect, the death benefit paid will be the greatest of:
 o the contract value as of the valuation date we approve the payment of the claim; or
 o the sum of all purchase payments less the sum of all withdrawals, partial annuitizations and premium tax incurred; or
 o the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) for ages up to, and including, the deceased's age 80. The highest contract value is increased by purchase payments and is decreased by partial withdrawals, partial annuitizations, and any premium taxes incurred on or subsequent to the anniversary date on which the highest contract value is obtained.

5% Step-Up Death Benefit. This death benefit option is no longer available unless you had elected it prior to January 15, 2003. If the 5% Step-Up death benefit is in effect, the death benefit paid will be the greater of the death benefit under the EGMDB or the accumulation of all purchase payments minus the accumulation of all withdrawals. These purchase payments and withdrawals are accumulated at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased contractowner, joint owner or annuitant will then be increased by purchase payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary.


After a contract is issued, the contractowner may discontinue the 5% Step-Up death benefit at any time by completing the Death Benefit Discontinuance form and sending it to us. The benefit will be discontinued as of the valuation date we receive the request, and the death benefit will be the EGMDB. We will stop deducting the charge for the 5% Step-Up as of that date. See Charges and Other Deductions. If you discontinue the benefit, it cannot be reinstated.


All references to withdrawals include deductions for applicable charges and premium taxes, if any.

Estate Enhancement Benefit Rider (EEB Rider). The amount of death benefit payable under this Rider is the greatest of the following amounts:
 o The contract value as of the valuation date we approve the payment of the claim; or
 o The sum of all purchase payments reduced by the sum of all withdrawals; or
 o The highest contract value on any contract anniversary (including the inception date) prior to the 81st birthday of the deceased contractowner, joint owner (if applicable), or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom a death claim is approved for payment. The highest contract value is adjusted for certain transactions. It is increased by purchase payments made on or after that contract anniversary on which the highest contract value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date; or
 o (Only if this Rider is elected in combination with the 5% Step Up death benefit): The accumulation of all purchase payments minus the accumulation of all withdrawals at an annual rate of 5% from the date of the transaction to the earlier of the date of


                                                                              29

  death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased contractowner, joint owner or annuitant will then be increased by purchase payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary. This EEB death benefit option is no longer available unless you had elected it prior to January 15, 2003; or
 o The current contract value as of the valuation date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:
  o the contract earnings; or
  o the covered earnings limit.

Note: If there are no contract earnings, there will not be an amount provided under this item.

All references to withdrawals include deductions for applicable charges and premium taxes, if any.

The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB Rider is not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the Rider would become effective.

Contract earnings equal:
 o the contract value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
 o the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); minus
 o each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus
 o the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The covered earnings limit equals 200% of:
 o the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); plus
 o each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the contractowner, joint owner (if applicable) or annuitant; minus
 o the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

Only the contract value as of the valuation date we approve the payment of the death claim is available as a death benefit if a contractowner, joint owner or annuitant was changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior contractowner, joint owner or annuitant.

The EEB Rider may not be available in all states. Please check with your investment representative regarding availability of this rider. Contracts purchased after the Rider becomes available in your state may only elect the Rider at the time of purchase.

The EEB Rider may not be terminated unless you surrender the contract or the contract is in the annuity payout period.

Accumulated Benefit Enhancement (ABE). This is no longer available unless you had elected this death benefit option prior to January 15, 2003. An Accumulated Benefit Enhancement may also be available for non-qualified i4LIFE (Reg. TM) Advantage contracts. See i4LIFE (Reg. TM) Advantage. There is no additional charge for this benefit.


Whenever this ABE Death Benefit is in effect, the death benefit amount will be the greater of the death benefit chosen under the contract and this ABE Death Benefit. Any death benefit will be paid in the manner defined within the contract (see the discussions on Death Benefits Before the Annuity Commencement Date and General Death Benefit Information in the prospectus).


Upon the death of any contractowner, joint owner or annuitant, the ABE Death Benefit will be equal to the sum of all purchase payments made under the new contract, plus the Enhancement Amount minus all withdrawals, including any applicable charges and any premium tax incurred. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount will be used to calculate the ABE Death Benefit.

The Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract's death benefit equal to the lesser of:
 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.

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In addition, if the actual cash surrender value received by us is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Death Benefit to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include:
 o the prior company's periodic customer statement;
 o a statement on the prior company's letterhead;
 o or a printout from the prior company's website.

This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.

If more than one annuity contract is exchanged to us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount. Under the new contract, upon the death of any contractowner, joint owner or annuitant who was not a contractowner or annuitant on the effective date of the new contract, the ABE Death Benefit will be equal to the contract value under the new contract as of the date the death claim is approved by us for payment (unless the change occurred because of the death of a contractowner, joint owner or annuitant). If any contractowner, joint owner or annuitant is changed due to a death and the new contractowner, joint owner or annuitant is age 76 or older when added to the contract, then the ABE Death Benefit for this new contractowner, joint owner or annuitant will be equal to the contract value as of the date the death claim is approved by us for payment.

The ABE Death Benefit will terminate on the earliest of:
 o the valuation date the selected death benefit option of the contract is changed; or
 o the annuity commencement date.

It is important to realize that even with the ABE Enhancement Amount, your death benefit will in many cases be less than the death benefit from your prior company. This is always true in the first year, when only 75% of the Enhancement Amount is available.



General Death Benefit Information


Only one of these death benefit elections may be in effect at any one time (in addition to ABE), and these elections terminate if you elect i4LIFE (Reg. TM) Advantage.

If there are joint owners, upon the death of the first contractowner, we will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, we will pay a death benefit to the designated beneficiary(s).

If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Should the surviving spouse elect to continue the contract, a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value on the date the surviving spouse elects to continue will be added to the contract value. If the contract is continued in this way the death benefit in effect at the time the beneficiary elected to continue the contract will remain as the death benefit. If the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current contract value (after crediting any death benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving annuitant is 76 or older the EEB and 5% Step-Up death benefit will be reduced to the Step-Up death benefit for an annual charge of 1.75%, and the EEB Rider death benefit will be reduced to the EGMDB for an annual charge of 1.60%.

The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).


Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal Tax Matters.



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Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:
 o If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or
 o If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

If the beneficiary is a minor, court documents appointing the guardian/custodian may be required.

Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

Upon the death of the annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.


In the case of a death of one of the parties to the annuity contract, if the recipient of the death benefit has elected a lump sum settlement and the contract value is over $10,000, the proceeds will be placed into the interest-bearing account in the recipient's name as the owner of the account. The SecureLine (Reg. TM) account allows the recipient additional time to decide how to manage death benefit proceeds with the balance earning interest from the day the account is opened. SecureLine (Reg. TM) is not a method of deferring taxation.

The SecureLine (Reg. TM) account is a special service that we offer in which the death benefit proceeds are placed into an interest-bearing account. Instead of mailing you (or the recipient of the death proceeds) a check, we will send a checkbook so that you (or the death proceeds recipient) will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account.


Investment Requirements

Contractowners who have elected 4LATER, the Lincoln SmartSecuritySM Advantage, or i4LIFE Guaranteed Income Benefit will be subject to the following requirements on variable subaccount investments. If you do not elect any of these benefits, the investment requirements will not apply to your contract.

These Investment Requirements will be included in contracts issued after April 10, 2006 if 4LATERSM, the Lincoln SmartSecuritySM Advantage, or i4LIFE (Reg.
TM) Guaranteed Income Benefit (if this language has been approved by your state) is purchased. These Investment Requirements do not apply to contractowners who purchased their Lincoln SmartSecuritySM Advantage, or i4LIFE Guaranteed Income Benefit riders prior to April 10, 2006.

We do not intend to enforce the Investment Requirements at this time. We will notify you at least 30 days in advance of when the Investment Requirements will be enforced. Our decision to enforce these requirements will be based on our review of the subacccount investments of the contractowners who have these riders and market conditions.

No more than 35% of your contract value (includes Account Value if i4LIFE (Reg.
TM) Advantage is in effect) can be invested in the following subaccounts ("Limited Subaccounts"):
o AIM VI International Growth Fund
o AllianceBernstein Global Technology Portfolio
o AllianceBernstein International Value Portfolio
o AllianceBernstein Small/Mid Cap Value Portfolio
o American Funds Global Growth Fund
o American Funds Global Small Capitalization Fund
o American Funds International Fund
o Baron Capital Asset Fund
o Delaware VIP Emerging Markets Series
o Delaware VIP REIT Series
o Delaware VIP Small Cap Value Series
o Delaware VIP Trend Series
o DWS Small Cap Index VIP
o Fidelity VIP Overseas Portfolio
o FVIPT Franklin Small-Mid Cap Growth Securities Fund
o Janus Aspen Mid Cap Growth Portfolio



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o Janus Aspen Worldwide Growth Portfolio
o Lincoln VIP Aggressive Growth Fund
o Lincoln VIP International Fund
o Lincoln VIP Growth Opportunities Fund
o MFS (Reg. TM) VIT Emerging Growth Series
o Neuberger Berman AMT Mid-Cap Growth Portfolio

All other variable subaccounts will be referred to as "Non-Limited
Subaccounts".

You can select the percentages of contract value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total contract value. On each quarterly anniversary of the effective date of any of these benefits, if the contract value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your contract value so that the contract value in the Limited Subaccounts is 30%.

If rebalancing is required, the contract value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the contract value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no contract value in the Non-Limited Subaccounts at that time, all contract value removed from the Limited Subaccounts will be placed in the Lincoln VIP Money Market subaccount.

We may move subaccounts on or off the Limited Subaccount list, change the percentages of contract value allowed in the Limited Subaccounts or change the frequency of the contract value rebalancing, at any time, in our sole discretion, but we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these Riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.

At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements;

2. submit your own reallocation instructions for the contract value in excess of 35% in the Limited Subaccounts; or

3. take no action and be subject to the quarterly rebalancing as described above.


Lincoln SmartSecuritySM Advantage


The Lincoln SmartSecuritySM Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. This benefit provides a Guaranteed Amount equal to the initial purchase payment and its corresponding bonus credit (or contract value if elected after contract issue) adjusted for purchase payments and bonus credits, step-ups and withdrawals in accordance with the provisions set forth below. You may access this benefit through periodic withdrawals. Two different options are available to step-up the Guaranteed Amount to a higher level (the contract value at the time of the step-up). You must choose one of these two options:

     Lincoln SmartSecuritySM Advantage -  5 Year Elective Step-up (default) or

     Lincoln SmartSecuritySM Advantage -  1 Year Automatic Step-up


when you purchase the benefit, and the version of the Rider you receive is based on the option you choose. Under the Lincoln SmartSecuritySM Advantage -
5 Year Elective Step-up, the contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecuritySM Advantage
- 1 Year Automatic Step-up option, the Guaranteed amount will automatically step-up to the contract value, if higher, on each Benefit Year anniversary until the 10th anniversary. After that time, the contractowner will have the opportunity to step-up the Guaranteed Amount and begin a new 10-year period of automatic step-ups. These options are discussed below in detail. All contractowners and the annuitant of the contracts with the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option and contractowners of qualified annuity contracts with the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option must be under age 81.

There is no guarantee that the Lincoln SmartSecuritySM Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. You may be limited in how much you can invest in certain subaccounts. See the Contracts - Investment Requirements.


If the benefit is elected at contract issue, then the Rider will be effective on the contract's effective date. If the benefit is elected after the contract is issued (by sending a written request to our Home office), the Rider will be effective on the next valuation date following approval by us. You cannot elect the Rider on or after the annuity commencement date (or after the purchase of i4LIFE (Reg. TM) Advantage).

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that. If the contractowner elects to step-up the Guaranteed Amount (this does not include automatic


                                                                              33

step-ups), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next valuation date after notice of the step-up is approved by us.

Guaranteed Amount. The initial Guaranteed Amount varies based on when you elect the benefit. If you elect the benefit at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment and its corresponding bonus credit. If you elect the benefit after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option. This maximum takes into consideration all Lincoln Life contracts owned by you (or on which you are the annuitant if the contract is owned by a trust or other non-natural owner).

Additional purchase payments and bonus credits automatically increase the Guaranteed Amount (not to exceed the maximum); however, we may restrict purchase payments in the future. We will notify you if we restrict additional purchase payments. Each withdrawal reduces the Guaranteed Amount as discussed below. Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments and step-ups are made and decreases as withdrawals are made.

Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecuritySM Advantage
- 5 Year Elective Step-up option, after the fifth anniversary of the Rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the contract value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up. Under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary up to and including the tenth Benefit Year if:

a. the contractowner or joint owner is still living; and

b. the contract value as of the valuation date, after the deduction of any withdrawals (including charges and other deductions), the Rider charge and Account Fee plus any purchase payments and bonus credits made on that date is greater than the Guaranteed Amount immediately preceding the valuation date.

After the tenth Benefit Year anniversary, you may elect (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:

a. each contractowner and annuitant is under age 81; and

b. the contractowner or joint owner is still living.

This step-up will initiate automatic step-ups as described above for another ten years.


Under both options, a contractowner elected step-up may cause a change in the percentage charge for this benefit. See Charges and Other Deductions. Purchase payments and bonus credits or withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates.


Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal limit each Benefit Year until the Guaranteed Amount equals zero.

On the effective date of the Rider, the Maximum Annual Withdrawal limit is:
 o 7% of the Guaranteed Amount under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option and
 o 5% of the Guaranteed Amount under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option.

The Maximum Annual Withdrawal limit is increased by 7% or 5% (depending on your option) of any additional purchase payments and bonus credits. Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal limit to the greater of:

a. the Maximum Annual Withdrawal limit immediately prior to the step-up; or

b. 7% or 5% (depending on your option) of the new (stepped-up) Guaranteed
Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal limit, then:

1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

2. the Maximum Annual Withdrawal limit will remain the same.

Withdrawals within the Maximum Annual Withdrawal limit are not subject to surrender charges or the market value adjustment, if applicable. If the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal limit (even if they exceed the 5% Maximum Annual Withdrawal limit) only if the withdrawals are taken in the form of systematic monthly or quarterly installments of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this contract value only, as determined by


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Lincoln. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of contract value that exceed purchase payments are taxed as ordinary income. See Federal Tax Matters.


When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal limit:

1. The Guaranteed Amount is reduced to the lesser of:
  o the contract value immediately following the withdrawal, or
  o the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2. The Maximum Annual Withdrawal limit will be the least of:
  o the Maximum Annual Withdrawal limit immediately prior to the withdrawal; or
  o the greater of:
   o 7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal limit); or
   o 7% or 5% (depending on your option) of the contract value immediately following the withdrawal; or
  o the new Guaranteed Amount.

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal limit may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal limit.

Under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal limit may not be sufficient to satisfy your required minimum distributions. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal limit. Withdrawals over the Maximum Annual Withdrawal limit may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal limit, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.

You may use one of the following methods to request a withdrawal: submit an individual request at the time of the withdrawal, establish an automatic withdrawal service or select the Guaranteed Amount Annuity Payment Option. The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the contractowner will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal limit. Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and your contract terminates. This may result in a partial, final payment. We do not assess a charge for this annuity payment option and, once chosen, this payment option may not be changed. If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.


The tax consequences of withdrawals and annuity payouts are discussed in Federal Tax Matters.


All withdrawals you make, whether or not within the Maximum Annual Withdrawal limit, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.


Death Benefit. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.


If the surviving spouse of the deceased contractowner continues the contract, all terms and conditions of the Rider, including the remaining automatic step-ups under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, will apply to the new contractowner. Under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option, the new contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new contractowner must meet all conditions for a step-up.

If a beneficiary elects to receive the death benefit in installments (thereby keeping the contract in force), the beneficiary may continue the Lincoln SmartSecuritySM Advantage if desired. Automatic step-ups under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the contract value declines below the Guaranteed Amount (as adjusted for withdrawals of death benefit payments), the beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the Rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the death benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal limit, thereby reducing the benefit of this Rider. If there are multiple beneficiaries, each beneficiary will be entitled to continue a share of the Lincoln SmartSecuritySM Advantage equal to his or her share of the death benefit.


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Termination. After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent contractowner-elected step-up of the Guaranteed Amount, the Rider may be terminated. This Rider will automatically terminate
 o on the annuity commencement date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
 o upon the election of i4LIFE (Reg. TM) Advantage;
 o if the contractowner or annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the contractowner);or
 o upon the last payment of the Guaranteed Amount.

The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.

If you terminate the Rider, you must wait one year before you can re-elect either option.

i4LIFE (Reg. TM) Advantage Option. Contractowners with an active Lincoln SmartSecuritySM Advantage in force are guaranteed the option to purchase i4LIFE (Reg. TM) Advantage (with or without the Guaranteed Income Benefit) under the i4LIFE (Reg. TM) Advantage terms and charge in effect at the time of the i4LIFE (Reg. TM) Advantage election. See i4LIFE (Reg. TM) Advantage.

Availability. The availability of this Rider will depend upon your state's approval of this Rider. In addition, the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option may not be available for contracts sold through certain broker/dealers. Check with your investment representative regarding availability.


Ownership

The owner on the date of issue will be the person or entity designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.

As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Non-qualified contracts may not be collaterally assigned. An assignment affects the death benefit calculated under the contract. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.



Joint Ownership


If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.


Annuitant


The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are a tax-exempt entity, then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying us of the change. The new annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the death benefit on the death of the annuitant. See The Contracts - Death Benefit. A contingent annuitant may be named or changed by notifying us in writing. Contingent annuitants are not allowed on contracts owned by non-natural owners. On or after the annuity commencement date, the annuitant or joint annuitants may not be changed and contingent annuitant designations are no longer applicable.


Surrenders and Withdrawals

Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request on an approved Lincoln distribution request form (available from the Home Office), subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend on the annuity payout option selected.

The amount available upon surrender/withdrawal is the contract value less any applicable charges, fees, and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received at the Home office. If we receive a surrender or withdrawal request at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. Surrenders and withdrawals from the fixed account may be subject to the market value adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home office. The payment may be postponed as permitted by the 1940 Act.



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If you request a lump sum surrender and your surrender value is over $10,000, your money will be placed into a SecureLine (Reg. TM) account in your name. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may begin writing checks immediately.

The SecureLine (Reg. TM) account is a special service that we offer in which your surrender proceeds are placed into an interest-bearing account. Instead of mailing you a check, we will send a checkbook so that you will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account.

There are charges associated with surrender of a contract or withdrawal of contract value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. If the charges are deducted from the remaining contract value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the amount of the charge associated with the withdrawal will also increase. In other words, the amount deducted to cover the surrender charge is also subject to a surrender charge.

The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal Tax Matters - Taxation of Withdrawals and Surrenders.


Small Contract Surrenders


We may surrender your contract, in accordance with the laws of your state if:
 o your contract value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected;
 o no purchase payments have been received for two (2) full, consecutive contract years; and
 o the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states).

At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge.



Delay of Payments


Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
 o when the SEC so orders to protect contractowners.

Payment of contract proceeds from the fixed account may be delayed for up to six months.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a purchase payment and/ or deny payment of a request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a contractowner's account to government regulators.



Reinvestment Privilege


You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.


This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home office. You may utilize the reinvestment privilege only once. No bonus credits will apply when a reinvestment purchase occurs. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.



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Amendment of Contract


We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required).



Distribution of the Contracts

We serve as principal underwriter for the contracts. We are registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, and are a member of NASD, Inc. We offer the contracts through and pay commissions to our sales representatives ("Lincoln Sales Representatives"), who are also associated with Lincoln Financial Advisors Corporation ("LFA"), an affiliate. We also may enter into selling agreements with and pay commissions to other broker-dealers ("Selling Firms") for the sale of the contracts.


Compensation Paid to LFA. The maximum commission we pay to LFA is 6.10% of purchase payments. LFA may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission we pay to LFA is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. We also pay for the operating and other expenses of LFA, including the following sales expenses: sales representative training allowances; compensation and bonuses for LFA's management team; advertising expenses; and all other expenses of distributing the contracts. LFA pays its sales representatives who are also Lincoln Sales Representatives a portion of the commissions received for their sales of contracts. Lincoln Sales Representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with LFA. Non-cash compensation items may include conferences, seminars, trips, entertainment, merchandise and other similar items. In addition, Lincoln Sales Representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help Lincoln Sales Representatives and/or their managers qualify for such benefits. Lincoln Sales Representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

Compensation Paid to Unaffiliated Selling Firms. We pay commissions to all Selling Firms. The maximum commission paid we pay to Selling Firms, other than LFA, is 6.50% of purchase payments. Some Selling Firms may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission we pay to Selling Firms is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. Lincoln Financial Distributors, Inc., our affiliate, is a broker-dealer and acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.


We may pay certain Selling Firms or their affiliates additional amounts for:
(1) "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; (5) and inclusion in the financial products the Selling Firm offers. We may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. We may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards. These additional payments are not offered to all Selling Firms, and the terms of any particular agreement governing the payments may vary among Selling Firms.

These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2005 is contained in the Statement of Additional Information (SAI).

Depending on the particular selling arrangements, there may be others whom we compensate for the distribution activities. For example, we may compensate certain "wholesalers", who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. One of the wholesalers is Lincoln Financial Distributors, Inc. ("LFD"), a registered broker-dealer, also an affiliate of Lincoln Life. We may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to contract owners or the Separate Account. All compensation is paid from our resources, which include fees and charges imposed on your contract.



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Contractowner Questions


The obligations to purchasers under the contracts are those of Lincoln Life. Contracts, endorsements and riders may vary as required by state law. This prospectus provides a general description of the contract. Questions about your contract should be directed to us at 1-888-868-2583.


i4LIFE (Reg. TM) Advantage


i4LIFE (Reg. TM) Advantage (the Variable Annuity Income Rider in your contract) is an optional annuity payout rider you may elect and is separate and distinct from other annuity payout options offered under your contract and described later in this prospectus. You may also purchase either the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit or the 4LATER Guaranteed Income Benefit (described below) for an additional charge.

i4LIFE (Reg. TM) Advantage is a payout option that provides you with variable, periodic regular income payments for life. These payouts are made during an Access Period, where you have access to the Account Value. After the Access Period ends, payouts continue for the rest of your life, during the Lifetime Income Period. i4LIFE (Reg. TM) is different from other annuity payout options provided by Lincoln because with i4LIFE (Reg. TM) Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. The initial regular income payment is calculated from the Account Value on the periodic income commencement date, a date no more than 14 days prior to the date you select to begin receiving the regular income payments. This option is available on non-qualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP and SARSEP markets). This option, when available in your state, is subject to a charge (imposed only during the i4LIFE (Reg. TM) Advantage payout phase) computed daily on the average account value. See i4LIFE (Reg. TM) Advantage charges.

i4LIFE (Reg. TM) Advantage is available for contracts with a contract value of at least $50,000 and may be elected at the time of application or at any time before an annuity payout option is elected by sending a written request to our Home Office. If you purchased 4LATERSM Advantage, you must wait at least one year before you can purchase i4LIFE (Reg. TM) Advantage. When you elect i4LIFE (Reg. TM) Advantage, you must choose the annuitant, secondary life, if applicable, and make several choices about your regular income payments. The annuitant may not be changed after i4LIFE (Reg. TM) Advantage is elected. See i4LIFE (Reg. TM) Advantage Death Benefits regarding the impact of a change to the annuitant prior to the i4LIFE (Reg. TM) Advantage election.

i4LIFE (Reg. TM) Advantage for IRA annuity contracts is only available if the annuitant is age 591/2 or older at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional purchase payments may be made during the Access Period for an IRA annuity contract, unless the 4LATERSM Advantage Guaranteed Income Benefit or i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit has been elected. A joint payout with a secondary life is not currently available with IRAs if either the 4LATERSM Advantage Guaranteed Income Benefit or i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit has been elected.


Additional purchase payments will not be accepted once i4LIFE (Reg. TM) Advantage becomes effective for a non-qualified annuity contract.


If i4LIFE (Reg. TM) Advantage is selected, the applicable transfer provisions among subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once i4LIFE (Reg. TM) Advantage begins, any automatic withdrawal service will terminate. See The contracts - Transfers on or before the annuity commencement date.

When you elect i4LIFE (Reg. TM) Advantage you must select a death benefit option. Once i4LIFE (Reg. TM) Advantage begins, any prior death benefit election will terminate and the i4LIFE (Reg. TM) Advantage death benefit will be in effect. Existing contractowners who elect i4LIFE (Reg. TM) Advantage must choose a death benefit of equal or lesser value than the death benefit option in effect during the accumulation phase. You cannot choose a greater death benefit option with i4LIFE (Reg. TM) Advantage. The amount paid under the new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE (Reg. TM) Advantage began. See i4LIFE (Reg. TM) Advantage death benefits.

i4LIFE (Reg. TM) Advantage Charges. i4LIFE (Reg. TM) Advantage, when available in your state, is subject to a charge (imposed during the i4LIFE (Reg. TM) Advantage payout phase), computed daily of the net asset value of the Account Value in the VAA. The annual rate of the i4LIFE (Reg. TM) Advantage charge is:
1.85% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; and 2.05% for the i4LIFE (Reg. TM) Advantage EGMDB which is available only with non-qualified annuity contracts. This charge consists of an administrative charge of 0.15% and the balance is a mortality and expense risk charge. If i4LIFE (Reg. TM) Advantage is elected at issue of the contract, i4LIFE (Reg.
TM) Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE (Reg. TM) Advantage and the charge will begin on the periodic income commencement date which is the valuation date on which the regular income payment is determined. Refer to the Charges and Other Deductions section of your prospectus for more information about the purpose of these charges.

Access Period. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period, which begins on the periodic income commencement date. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make regular income payments for the rest of your life (or the Secondary Life if applicable) and you will no longer be able to make withdrawals or surrenders or receive a death benefit.



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We will establish the minimum (currently 5 years) and maximum (currently to age 115 for non-qualified contracts; to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE (Reg. TM) Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE (Reg. TM) Advantage contracts in order to keep the regular income payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE (Reg. TM) Advantage without a Guaranteed Income Benefit.

Account Value. The initial Account Value is the contract value on the valuation date i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses including interest credited on the fixed account, and will be reduced by regular income payments made and any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero.

Regular income payments during the Access Period. i4LIFE (Reg. TM) Advantage provides for variable, periodic regular income payments for as long as an annuitant (or secondary life, if applicable) is living and access to your Account Value during the Access Period is living. When you elect i4LIFE (Reg.
TM) Advantage, you will have to choose the date you will receive the initial regular income payment, the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the assumed investment return. These choices will influence the amount of your regular income payments. Regular income payments must begin within one year of the date you elect i4LIFE (Reg. TM) Advantage.

If you do not choose a payment frequency, the default is a monthly frequency. In most states, you may also elect to have regular income payments from non-qualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level regular income payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the assumed investment return. Return rates of 3%, 4%, 5%, or 6% may be available. The higher the assumed investment return you choose, the higher your initial regular income payment will be and the higher the return must be to increase subsequent regular income payments. You also choose the length of the Access Period. At this time, changes can only be made on periodic income commencement date anniversaries.

Regular income payments are not subject to any surrender charges or applicable market value adjustments. See Charges and other deductions. For information regarding income tax consequences of regular income payments, see Federal tax matters.

The amount of the initial regular income payment is determined on the periodic income commencement date by dividing the contract value (or purchase payment if elected at contract issue), less applicable premium taxes by 1000 and multiplying the result by an annuity factor. The annuity factor is based upon:
  o the age and sex of the annuitant and secondary life, if applicable;
  o the length of the Access Period selected;
  o the frequency of the regular income payments;
  o the assumed investment return you selected; and
  o the Individual Annuity Mortality table specified in your contract.

The annuity factor used to determine the regular income payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a death benefit of the entire Account Value will be paid to your beneficiary upon your death. These benefits during the Access Period result in a slightly lower regular income payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum death benefit of the full Account Value was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your regular income payments for the remainder of your life (and/or the secondary life if applicable), during the Lifetime Income Period, with no further access or death benefit.

The Account Value will vary with the actual net investment return of the subaccounts selected and the interest credited on the fixed account, which then determines the subsequent regular income payments during the Access Period. Each subsequent regular income payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable valuation date by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the assumed investment return to determine subsequent regular income payments. If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return, the regular income payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the assumed investment return, the regular income payment will decrease by approximately 3%.



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Withdrawals made during the Access Period will also reduce the Account Value that is available for regular income payments, and subsequent regular income payments will be reduced in the same proportion that withdrawals reduce the Account Value.

For a joint life option, if either the annuitant or secondary life dies during the Access Period, regular income payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher regular income payment.

If the annuitant (and secondary life if applicable) dies during the Access Period, the annuity factor will be revised for a non-life contingent regular income payment and regular income payments will continue until the Account Value is fully paid out and the Access Period ends. As an alternative, a death benefit may be paid.

Regular income payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the annuitant or secondary life is living. Your earlier elections regarding the frequency of regular income payments, assumed investment return and the frequency of the recalculation do not change. The initial regular income payment during the Lifetime Income Period is determined by dividing the Account Value on the last valuation date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
  o the age the age and sex of the annuitant and secondary life (if living);
  o the frequency of the regular income payments;
  o the assumed investment return you selected; and
  o the Individual Annuity Mortality table specified in your contract.

The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the regular income payments during the Lifetime Income Period. To determine subsequent regular income payments, the contract is credited with a fixed number of annuity units equal to the initial regular income payment (during the Lifetime Income Period) divided by the annuity unit value (by subaccount). Subsequent regular income payments are determined by multiplying the number of annuity units per subaccount by the annuity unit value. Your regular income payments will vary based on the value of your annuity units. If your regular income payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your regular income payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of annuity units.

Regular income payments will continue for as long as the annuitant or secondary life, if applicable, is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in (and the fixed account if applicable). Regular income payments vary with investment performance.

During the lifetime income period, there is no longer an Account Value; therefore, no withdrawals are available and no death benefit is payable.


i4LIFE (Reg. TM) Advantage Death Benefits

i4LIFE (Reg. TM) Advantage Account Value Death Benefit. The i4LIFE (Reg. TM) Advantage Account Value death benefit is available for both qualified and non-qualified annuity contracts during the Access Period. This death benefit is equal to the Account Value as of the valuation date on which we approve the payment of the death claim. You may not change this death benefit once it is elected.

i4LIFE (Reg. TM) Advantage EGMDB. The i4LIFE (Reg. TM) Advantage EGMDB is available only for non-qualified annuities during the Access Period. This benefit is the greatest of:
  o the Account Value as of the valuation date on which we approve the payment of the claim; or
  o the sum of all purchase payments, less the sum of regular income payments and other withdrawals, if any. Regular income payments, including withdrawals to provide the Guaranteed Income Benefit, and other withdrawals, if any, reduce the death benefit on a dollar for dollar basis.

References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage; or
  o the highest Account Value or contract value on any contract anniversary date (including the inception date of the contract) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Regular income payments and withdrawals are deducted on a dollar for dollar basis.

If your contract has the ABE Enhancement Amount (if elected at the time of application) (see discussion under Accumulated Benefit Enhancement ABE) specified in your contract benefit data pages as applicable on the date of death, this Enhancement Amount will be added to the sum of the purchase payments, but will be reduced by the regular income payments and withdrawals on either a dollar for dollar basis or in the same proportion that the regular income payment or withdrawal reduced the contract value or Account Value, depending on the terms of your contract.



                                                                              41


We will look at the contract value before i4LIFE (Reg. TM) Advantage and the Account Value after the i4LIFE (Reg. TM) Advantage election to determine the highest anniversary value.

All references to withdrawals include deductions for applicable charges and premium taxes, if any.

Contracts with the i4LIFE (Reg. TM) Advantage EGMDB may elect to change to the i4LIFE (Reg. TM) Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage EGMDB.

General Death Benefit Provisions. For all death benefit options, following the Access Period, there is no death benefit.

If there is a change in the contractowner, joint owner or annuitant during the life of the contract, for any reason other than death, the only death benefit payable for the new person will be the i4LIFE (Reg. TM) Advantage Account Value death benefit.

For non-qualified contracts, upon the death of the contractowner, joint owner or annuitant, the contractowner (or beneficiary) may elect to terminate the contract and receive full payment of the death benefit or may elect to continue the contract and receive regular income payments. Upon the death of the secondary life, no death benefit is paid.

If you are the owner of an IRA annuity contract, and you die during the Access Period, the i4LIFE (Reg. TM) Advantage will terminate. A spouse beneficiary may start a new i4LIFE (Reg. TM) Advantage program.

The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.

Upon notification to us of the death, regular income payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and regular income payments will continue. The excess, if any, of the death benefit over the Account Value will be credited into the contract at that time.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

Accumulated Benefit Enhancement (ABESM) (Non-qualified contracts only). This benefit is no longer available to contract purchasers after November 1, 2005. We provide to eligible contractowners of non-qualified i4LIFE (Reg. TM) Advantage contracts only an ABE Enhancement Amount, if requested at the time of application, at no additional charge. You are eligible to receive the ABE Enhancement Amount if:
 o you are purchasing i4LIFE (Reg. TM) Advantage with the EGMDB death benefit;
 o you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with us to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit;
 o the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2,000,000 will require our approval);

 o all contractowners, joint owners and annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit; or
 o the contractowners, joint owners and annuitants of this contract must have been owner(s) or annuitants of the prior contract(s).

Upon the death of any contractowner, joint owner or annuitant, the ABE Enhancement Amount will be payable in accordance with the terms of the i4LIFE (Reg. TM) Advantage EGMDB death benefit. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount is available.

The ABE Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract's death benefit equal to the lesser of:
 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.


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In addition, if the actual cash surrender value we receive is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Enhancement Amount to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.

If more than one annuity contract is exchanged to a contract with us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount.

Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFE (Reg. TM) Advantage EGMDB death benefit, the ABE Enhancement Amount will be equal to zero (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the new contractowner or joint owner is age 76 or older when added to the contract, then the ABE Enhancement Amount for this new contractowner or joint owner will be equal to zero.

The ABE Enhancement Amount will terminate on the valuation date the i4LIFE (Reg. TM) Advantage EGMDB death benefit option of the contract is changed or terminated.

It is important to realize that even with the ABE Enhancement Amount, your death benefit will in many cases be less than the death benefit from your prior company. This is always true in the first year, when only 75% of the ABE Enhancement Amount is available.


General i4LIFE Provisions

Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments and Guaranteed Income Benefit payments, if applicable, will be reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and other deductions. The market value adjustment may apply.

The following example demonstrates the impact of a withdrawal on the regular income payments and the Guaranteed Income Benefit Payments:





         o i4LIFE (Reg. TM) Regular Income Payment before Withdrawal        $  1,200
         o Guaranteed Income Benefit before Withdrawal                      $    750
         o Account Value at time of Additional Withdrawal                   $150,000
         o Additional Withdrawal                                            $15,000 (a 10% withdrawal)



Reduction in i4LIFE (Reg. TM) Regular Income payment for Withdrawal = $1,200 X
 10 % = $120
     i4LIFE (Reg. TM) Regular Income payment after Withdrawal = $1,200 - $120 = $1,080

Reduction in Guaranteed Income Benefit for Withdrawal = $750 X 10% = $75
     Guaranteed Income Benefit after Withdrawal = $750 - $75 = $675

Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and other deductions. The market value adjustment may apply.

Termination. For IRA annuity contracts, you may terminate i4LIFE (Reg. TM) Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice and your contract will return to the accumulation phase. Your i4LIFE (Reg. TM) Advantage death benefit will terminate and you will receive the EGMDB option. Upon termination, we will stop assessing the charge for i4LIFE (Reg.
TM) Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with the new death benefit option. Your contract value upon termination will be equal to the Account Value on the valuation date we terminate i4LIFE (Reg. TM) Advantage.

For non-qualified contracts, you may not terminate i4LIFE (Reg. TM) Advantage once you have elected it.


4LATERSM Advantage

4LATERSM Advantage provides protection against market loss for your i4LIFE (Reg. TM) Advantage regular income payments. 4LATERSM Advantage includes the calculation of an Income Base (described below), prior to the time regular income payments begin, which is then used to establish a minimum payout floor for the regular income payments. The minimum payout floor called the 4LATERSM



                                                                              43


Advantage Guaranteed Income Benefit ensures that once you elect i4LIFE (Reg.
TM) Advantage, you will always receive a payout amount at least equal to the Guaranteed Income Benefit, regardless of market performance. Election of this rider may limit how much you can invest in certain subaccounts. See the Contracts - Investment Requirements.


4LATERSM Advantage Prior to i4LIFE (Reg. TM) Advantage

The following discussion covers the operation of 4LATERSM Advantage during the accumulation phase of your annuity. This is prior to the time i4LIFE (Reg. TM) Advantage regular income payments begin.

Income Base. The Income Base is a value established when you purchase 4LATERSM Advantage and will only be used to calculate the 4LATERSM Advantage Guaranteed Income Benefit at a later date. The Income Base is not available for withdrawals or as a death benefit. If you elect 4LATERSM Advantage at the time you purchase the contract, the Income Base initially equals the purchase payments and any bonus credits. If you elect 4LATERSM Advantage after we issue the contract, the Income Base will initially equal the contract value on the 4LATERSM Advantage Rider effective date. Additional purchase payments automatically increase the Income Base by the amount of the purchase payments and any bonus credits. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

As described below, during the accumulation period, the Income Base will be automatically enhanced by 15% (adjusted for additional purchase payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current contract value if your contract value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE (Reg. TM) Advantage and establish the 4LATERSM Advantage Guaranteed Income Benefit, the Income Base is used in the 4LATERSM Advantage Guaranteed Income Benefit calculation.

Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATERSM Advantage Rider effective date, or on the date of any reset of the Income Base to the contract value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for purchase payments, corresponding bonus credits, and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current contract value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.

Future Income Base. 4LATERSM Advantage provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE (Reg. TM) Advantage is elected, you terminate 4LATERSM Advantage or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATERSM Advantage charge will then be assessed on this newly adjusted Income Base, but the percentage charge will not change.

Any purchase payment made after the 4LATERSM Advantage Rider Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the purchase payment and corresponding bonus credit plus 15% of that purchase payment and corresponding bonus credit.


Example:




         Initial Purchase Payment and corresponding bonus credit         $104,000
         Purchase Payment and corresponding bonus credit 60              $ 10,400
                                                                         --------
         days later
         Income Base                                                     $114,400
         Future Income Base (during the 1st Waiting Period)              $131,560        ($114,000 x 115%)
         Income Base (after 1st Waiting Period)                          $131,560
         New Future Income Base (during 2nd Waiting Period)              $151,294        ($131,560 x 115%)



Any purchase payments made after the 4LATERSM Advantage Rider Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the purchase payment and corresponding bonus credit plus 15% of that purchase payment and corresponding bonus credit on a pro-rata basis for the number of full years remaining in the current Waiting Period.



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Example:




         Income Base                                                   $104,000
         Purchase Payment and corresponding bonus credit in            $ 10,400
         Year 2
         New Income Base                                               $114,400
                                                                       --------
         Future Income Base (during 1st Waiting Period-Year 2)         $130,520
         Income Base (after 1st Waiting Period)                        $130,520
         New Future Income Base (during 2nd Waiting Period)            $150,098



         Income Base
         Purchase Payment and corresponding bonus credit in
         Year 2
         New Income Base
         Future Income Base (during 1st Waiting Period-Year 2)        ($104,000 x 115%) + ($10,400 x 100%) +
                                                                      (10,400 x 15% x 1/3)
         Income Base (after 1st Waiting Period)
         New Future Income Base (during 2nd Waiting Period)           (130,520 x 115%)



Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

During any subsequent Waiting Periods, if you elect to reset the Income Base to the contract value, the Future Income Base will equal 115% of the contract value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current contract value below.

In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the contractowner to establish a 4LATERSM Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.

Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATERSM Advantage Rider effective date. The Maximum Income Base will be increased by 200% of any additional purchase payments and corresponding bonus credits. In all circumstances, the Maximum Income Base can never exceed $10,000,000.

After a reset to the current contract value, the Maximum Income Base will equal 200% of the contract value on the valuation date of the reset not to exceed $10,000,000.

Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.


Example:




      Income Base                               $104,000        Maximum Income Base                     $208,000
      Purchase Payment and                      $ 10,400        Increase to Maximum Income Base         $ 20,800
       corresponding bonus credit in
       Year 2
      New Income Base                           $114,400        New Maximum Income Base                 $228,800
      Future Income Base after Purchase         $130,520        Maximum Income Base                     $228,800
       Payment

      Income Base (after 1st Waiting            $130,520
       Period)
      Future Income Base (during 2nd            $150,098        Maximum Income Base                     $228,800
       Waiting Period)

      Contract Value in Year 4                  $112,000
      Withdrawal of 10%                         $ 11,200

      After Withdrawal (10% adjustment)
-----------------------------------------
      Contract Value                            $100,800
      Income Base                               $117,468
      Future Income Base                        $135,088        Maximum Income Base                     $205,920



Resets of the Income Base to the current contract value ("Resets"). You may elect to reset the Income Base to the current contract value at any time after the initial Waiting Period following: (a) the 4LATERSM Advantage Rider effective date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10,000,000 and the annuitant must be under age 81. You might consider resetting the Income Base if your contract value has increased above the Income Base (including the 15% automatic Enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the contract value, the 15% automatic Enhancement will not apply until the end of the next Waiting Period.

This reset may be elected by sending a written request to our Home Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if



                                                                              45


the contract value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the contract value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE (Reg.
TM) Advantage, the annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the contract value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home Office.

At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next valuation date after notice of the reset is approved by us.

We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATERSM Advantage Rider effective date and starting with each anniversary of the 4LATERSM Advantage Rider effective date after that. If the contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.


4LATERSM Advantage Guaranteed Income Benefit

When you are ready to elect i4LIFE (Reg. TM) Advantage regular income payments, the greater of the Income Base accumulated under the 4LATERSM Advantage or the contract value will be used to calculate the 4LATERSM Advantage Guaranteed Income Benefit. The 4LATERSM Advantage Guaranteed Income Benefit is a minimum payout floor for your i4LIFE (Reg. TM) Advantage regular income payments. The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or contract value on the periodic income commencement date, by 1000 and multiplying the result by the rate per $1000 from the Guaranteed Income Benefit Table in your 4LATERSM Advantage Rider. If the contract value is used to establish the 4LATERSM Advantage Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE (Reg. TM) Advantage regular income payment (which is also based on the contract value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the contract value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE (Reg. TM) Advantage regular income payment.

If the amount of your i4LIFE (Reg. TM) Advantage regular income payment (which is based on your i4LIFE (Reg. TM) Advantage Account Value) has fallen below the 4LATERSM Advantage Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATERSM Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATERSM Advantage Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE (Reg. TM) Advantage regular income payment. If your regular income payment is less than the 4LATERSM Advantage Guaranteed Income Benefit, we will reduce your i4LIFE (Reg. TM) Advantage Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the 4LATERSM Advantage Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:




      4LATER Guaranteed Income Benefit          $ 5,692         i4LIFE (Reg. TM) regular income payment          $ 5,280







         i4LIFE (Reg. TM) Account Value before payment                            $80,000
         Regular Income Payment                                         -         $ 5,280
         Additional payment for 4LATER Guaranteed Income Benefit        -         $   412
------------------------------------------------------------------                -------
         i4LIFE (Reg. TM) Account Value after payment                             $74,308




If your Account Value reaches zero as a result of withdrawals to provide the 4LATERSM Advantage Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATERSM Advantage Guaranteed Income Benefit.

When your Account Value reaches zero, your i4LIFE (Reg. TM) Advantage Access Period will end and the i4LIFE (Reg. TM) Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATERSM Advantage Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your death benefit. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATERSM Advantage Guaranteed Income Benefit for as long as the annuitant (or for nonqualified contracts, the secondary life, if applicable) is living (i.e., the i4LIFE (Reg. TM) Advantage Lifetime Income Period).

If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the 4LATERSM Advantage Guaranteed Income Benefit, the 4LATERSM Advantage Guaranteed Income Benefit will never come into effect.



46


The 4LATERSM Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current regular income payment, if that result is greater than the immediately prior 4LATERSM Advantage Guaranteed Income Benefit. The step-up will occur on every third periodic income commencement date anniversary for 15 years. At the end of a 15-year step-up period, the contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln Life administer this election for you. At the time of a reset of the 15 year period, the charge for the 4LATERSM Advantage Guaranteed Income Benefit will become the current charge up to the guaranteed maximum charge. After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost).

Under 4LATERSM Advantage, additional purchase payments cannot be made to your contract after the periodic income commencement date. The 4LATERSM Advantage Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period. See i4LIFE (Reg. TM) Advantage - Access Period. Generally, shorter Access Periods will produce a higher initial i4LIFE (Reg. TM) Advantage regular income payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATERSM Advantage Guaranteed Income Benefit is the longer of 20 years or the difference between your current age (nearest birthday) and age 90. (Note: i4LIFE (Reg. TM) Advantage can have a shorter Access Period if a Guaranteed Income Benefit is not provided.)

If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your regular income payment, your 4LATERSM Advantage Guaranteed Income Benefit will also be recalculated and reduced. The 4LATERSM Advantage Guaranteed Income Benefit will be adjusted in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the 4LATERSM Advantage Rider will terminate.

When you make your 4LATERSM Advantage Guaranteed Income Benefit and i4LIFE (Reg. TM) Advantage elections, you must also choose an assumed investment return of 4% to calculate your i4LIFE (Reg. TM) Advantage regular income payments. Once you have elected 4LATERSM Advantage, the assumed investment return rate will not change; however, we may change the required assumed investment return rate in the future for new purchasers only.

The following is an example of what happens when you extend the Access Period:

     Assume:
     i4LIFE (Reg. TM) Advantage remaining Access Period = 10 years Current i4LIFE (Reg. TM) Advantage regular income payment = $6375 Current 4LATERSM Advantage Guaranteed Income Benefit = $5692

     Extend Access Period 5 years:
     i4LIFE (Reg. TM) Advantage regular income payment after extension = $5355 Reduction in i4LIFE (Reg. TM) Advantage regular income payment = $5355 \d
 $6375 = 84%
     Reduction in 4LATERSM Advantage Guaranteed Income Benefit = $5692 x 84% = $4781


General Provisions of 4LATERSM Advantage

Eligibility. To purchase 4LATERSM Advantage, all contractowners and the annuitant must be age 80 or younger. Contractowners of qualified contracts should be younger than age 77 to receive the full benefit of 4LATERSM Advantage, since i4LIFE (Reg. TM) Advantage must be elected by age 80. If you plan to elect i4LIFE (Reg. TM) Advantage within three years of the issue date of 4LATERSM Advantage, you will not receive the benefit of the Future Income Base.

4LATERSM Advantage Rider Effective Date. If 4LATERSM Advantage is elected at contract issue, then it will be effective on the contract's effective date. If 4LATERSM Advantage is elected after the contract is issued (by sending a written request to our Home Office), then it will be effective on the next valuation date following approval by us.

Termination. After the later of the third anniversary of the 4LATERSM Advantage Rider Effective Date or the most recent Reset, the 4LATERSM Advantage Rider may be terminated upon written notice to us. Prior to the periodic income commencement date, 4LATERSM Advantage will automatically terminate upon any of the following events:
 o termination of the contract to which this 4LATERSM Advantage Rider is attached;
 o the change of or the death of the annuitant (except if the surviving spouse assumes ownership of the contract and the role of the annuitant upon death of the contractowner); or
 o the change of contractowner (except if the surviving spouse assumes ownership of the contract and the role of annuitant upon the death of the contractowner).

After the periodic income commencement date, the 4LATERSM Advantage Rider will terminate due to any of the following events:


                                                                              47


 o the death of the annuitant (or for non-qualified contracts, the later of the death of the annuitant or secondary life if a joint payout was elected); or

 o a contractowner requested decrease in the Access Period or a change to the regular income payment frequency.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the 4LATERSM Advantage Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified.

If you terminate 4LATERSM Advantage prior to the periodic income commencement date, you must wait one year before you can re-elect 4LATERSM Advantage or purchase the Lincoln SmartSecuritySM Advantage. If you terminate the 4LATERSM Advantage Rider on or after the periodic income commencement date, you cannot re-elect it. You may be able to elect the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, if available, after one year. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.

Availability. The availability of 4LATERSM Advantage will depend upon your state's approval of the 4LATERSM Advantage Rider. You cannot elect 4LATERSM Advantage after an annuity payout option has been elected, including i4LIFE (Reg. TM) Advantage or Income4Life (Reg. TM) Solution and it cannot be elected on contracts that currently have Lincoln SmartSecuritySM Advantage. 4LATERSM Advantage will be available to current contractowners after June 7, 2006.

After June 7, 2006, current contractowners who wish to drop the Lincoln SmartSecuritySM Advantage and move to 4LATERSM Advantage may do so until December 31, 2006 (or 90 days after approval in your state if later). Factors to consider when deciding which rider is appropriate are: 1) whether you are interested in current income versus i4LIFE (Reg. TM) Advantage guaranteed regular income payments at a later date; 2) whether you are interested in the 15% automatic enhancement to the Income Base after each Waiting Period; 3) whether you want more flexibility in structuring your income provided by i4LIFE (Reg. TM) Advantage; 4) if your current contract will be subject to Investment Requirements; or 5) the current charge under each rider. You may want to discuss this with your registered representative before making a decision.

Contractowners who drop Lincoln SmartSecuritySM Advantage and elect 4LATERSM Advantage will not carry their Lincoln SmartSecuritySM Advantage Guaranteed Amount over into the new 4LATERSM Advantage. The 4LATERSM Advantage Income Base will be established based on the contractowner's contract value on the effective date of 4LATERSM Advantage. After December 31, 2006, contractowners who drop Lincoln SmartSecuritySM Advantage will have to wait one year before they can elect 4LATERSM Advantage. See The contracts - Lincoln SmartSecuritySM Advantage.


Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage

For those who did not elect 4LATERSM Advantage, there is a Guaranteed Income Benefit available for purchase which ensures that your regular income payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. The current annual charge is 0.50% which is added to the i4LIFE (Reg. TM) Advantage charge for a total of 2.35% of the net asset value of the Account Value in the VAA for the i4LIFE (Reg. TM) Advantage Account Value death benefit. For non-qualified contracts, the annual charge is 2.55% if the i4LIFE (Reg. TM) Advantage EGMDB is elected. Once the Guaranteed Income Benefit is elected, additional purchase payments cannot be made to the contract. Check with your investment representative regarding the availability of this benefit. Election of this rider may limit how much you can invest in certain subaccounts. See the Contracts - Investment Requirements.

The i4LIFE (Reg. TM) Guaranteed Income Benefit is different from the 4LATERSM Guaranteed Income Benefit previously discussed because if you elect 4LATERSM Advantage currently, you will be guaranteed the availability of a minimum payout floor in the future. There is no guarantee that the i4LIFE (Reg. TM) Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option for new elections at any time. i4LIFE (Reg. TM) Guaranteed Income Benefit, if available, is purchased when you elect i4LIFE (Reg. TM) Advantage or anytime during the Access Period. In addition, the 4LATERSM Guaranteed Income Benefit has a guaranteed value, the Income Base, which can be used as an alternative to the contract value, if higher, to establish the Guaranteed Income Benefit floor. This Income Base is not available with the i4LIFE (Reg. TM) Guaranteed Income Benefit.

The Guaranteed Income Benefit is initially equal to 75% of the regular income payment in effect at the time the Guaranteed Income Benefit is elected. Contractowners who purchased the Lincoln SmartSecuritySM Advantage can use the remaining Guaranteed Amount (if greater than the contract value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit. The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial i4LIFE (Reg. TM) Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial regular income payment times [the remaining Guaranteed Amount divided by the contract value].

If the amount of your i4LIFE (Reg. TM) Advantage regular income payment (which is based on your i4LIFE (Reg. TM) Advantage Account Value) has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your regular income payment. If your regular income payment is less than the Guaranteed Income Benefit, we will



48


reduce the Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the Guaranteed Income Benefit. This withdrawal will be made from the variable subaccounts and the fixed account on a pro-rata basis according to your investment allocations. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your death benefit. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant (or for nonqualified contracts, the secondary life, if applicable) is living.

If you purchase the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit on or after April 10, 2006 (or later depending on state availability), an automatic step-up feature will be included for no additional charge. The automatic step-up feature works as follows: After the periodic income commencement date, the Guaranteed Income Benefit will automatically step-up every three years to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third periodic income commencement date anniversary during a 15-year step-up period. At the end of a 15-year step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you. After we administer this election, you have 30 days to notify us if you wish to reverse the election. At the time of a reset of the 15 year period, the Guaranteed Income Benefit charge may increase subject to the guaranteed maximum charge of 1.50%. (i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charges.)

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. See General i4LIFE (Reg. TM) Provisions for an example.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. When you select the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:

     o A 4% assumed investment return (AIR) will be used to calculate the regular income payments.
 o The minimum Access Period required for this benefit is the longer of 20 years or the difference between your age (nearest birthday) and age 90. (The minimum Access Period is 15 years if the Guaranteed Income Benefit was elected prior to April 10, 2006.)
     o The maximum Access Period available for this benefit is to age 115 for non-qualified contracts; to age 100 for qualified contracts.

If you choose to lengthen your Access Period, (which must be increased by a minimum of 5 years) thereby reducing your regular income payment, your i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will also be reduced. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be reduced in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate. Refer to the Example in the 4LATERSM Guaranteed Income Benefit section.

Contractowners who currently have the prior version of the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit have the opportunity to substitute this new increasing version of the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit until December 31, 2006 (or 90 days after approval in your state if later). Contractowners who change to the increasing i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit may have to extend the Access Period, which will result in lower regular income payments and a lower Guaranteed Income Benefit. In addition, if the Account Value is less than when the original i4LIFE (Reg.
TM) Advantage Guaranteed Income Benefit was elected, the new Guaranteed Income Benefit may be lower. Contractowners will also be subject to certain investment requirements. See The Contracts - Investment Requirements.

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate due to any of the following events:
  o the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint payout was elected on a nonqualified contract); or
  o a contractowner requested decrease in the Access Period or a change to the periodic income payment frequency; or
  o upon written notice to us.

A termination due to a decrease in the Access Period, a change in the periodic income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified.

If you terminate the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE (Reg. TM) Advantage regular income payments will be recalculated. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.


Annuity Payouts

When you apply for a contract, you may select any annuity commencement date permitted by law, which is usually on or before the contractowner's 90th birthday. However, you must elect to receive annuity payouts by your 99th birthday.



                                                                              49


The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity payout option.


You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.



Annuity Options

The annuity options outlined below do not apply to contractowners who have elected i4LIFE (Reg. TM) Advantage.


Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.


Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable Annuity Payouts) equal to the excess, if any, of:

 o the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus
 o the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death.

The value of the number of annuity units is computed on the date the death claim is approved for payment by the Home office.

Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.

Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option. You may change or revoke in writing to our Home office, any such selection, unless such selection was made irrevocable. If you have not already chosen an annuity payout option, the beneficiary may choose any annuity payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. The mortality and expense risk charge of 1.25% and the charge for administrative services of 0.15% will be assessed on all variable annuity payouts (except for the i4LIFE (Reg. TM) Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk.



Variable Annuity Payouts


Variable annuity payouts will be determined using:
 o The contract value on the annuity commencement date, less any surrender charges on purchase payments made within twelve months of annuitization and applicable premium taxes;


50

 o The annuity tables contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

We assume an investment return of 4% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the 4% assumed rate. If the actual net investment rate (annualized) exceeds 4%, the annuity payout will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than 4% annuity payouts will decrease. There is a more complete explanation of this calculation in the SAI.

General Information

Any previously selected death benefit in effect before the annuity commencement date will no longer be available on and after the annuity commencement date. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the Home office. You must give us at least 30 days notice before the date on which you want payouts to begin.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to you or your beneficiary as payouts become due after we are in receipt of:
 o proof, satisfactory to us, of the death;
 o written authorization for payment; and
 o all claim forms, fully completed.



Fixed Side of the Contract


Purchase payments, bonus credits and persistency credits allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.


We guarantee an effective interest rate of not less than 3.00% per year on amounts held in a fixed account. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to the market value adjustment (see Market value adjustment below and Charges and Other Deductions). The market value adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer below the value it would have had if 3.00% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed subaccount.


ANY INTEREST IN EXCESS OF 3.00% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.

Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time.



Guaranteed Periods


The portion of the fixed account which accepts allocations for a guaranteed period at a guaranteed interest rate is called a fixed subaccount. There is a fixed subaccount for each particular guaranteed period.


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The owner may allocate purchase payments to one or more fixed subaccounts with guaranteed periods of 1 to 10 years. We may add guaranteed periods or discontinue accepting purchase payments into one or more guaranteed periods at any time. The minimum amount of any purchase payment that can be allocated to a fixed subaccount is $2,000. Each purchase payment and its corresponding bonus credit allocated to a fixed subaccount will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed subaccount. A fixed subaccount guarantee period ends on the date after the number of calendar years in the fixed subaccount's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the fixed subaccount guaranteed period. Amounts surrendered, transferred or withdrawn from a fixed subaccount prior to the end of the guaranteed period will be subject to the market value adjustment. Each guaranteed period purchase payment and its corresponding bonus credit will be treated separately for purposes of determining any applicable market value adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable surrender charges, account fees and premium taxes.

We will notify the contractowner in writing at least 45 but not more than 75 days prior to the expiration date for any guaranteed period amount. A new fixed subaccount guaranteed period of the same duration as the previous fixed subaccount guaranteed period will begin automatically at the end of the previous guaranteed period, unless we receive, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed subaccount or to a variable subaccount from among those being offered by us. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.



Market value Adjustment


Any surrender, withdrawal or transfer of a fixed subaccount guaranteed period amount before the end of the guaranteed period (other than dollar cost averaging, cross-reinvestment, portfolio rebalancing transfers, regular income payments under i4LIFE (Reg. TM) Advantage or withdrawals within the Annual Withdrawal Limit in Lincoln SmartSecuritySM Advantage) will be subject to the market value adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the guaranteed period will not be subject to the market value adjustment. The market value adjustment will be applied to the amount being surrendered, withdrawn or transferred. The market value adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. In general, the market value adjustment reflects the relationship between the yield rate in effect at the time a purchase payment is allocated to a fixed subaccount's guaranteed period under the contract and the yield rate in effect at the time of the purchase payment's surrender, withdrawal or transfer. It also reflects the time remaining in the fixed subaccount's guaranteed period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the purchase payment was allocated, then the application of the market value adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the purchase payment, then the application of the market value adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.


The market value adjustment is calculated by multiplying the transaction amount by:


   (1+A)n       -1
----------
  (1+B )n

     where:

   A = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.

   B = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the subaccount's guaranteed period, determined at the time of surrender or transfer, plus a 0.50% adjustment (unless otherwise limited by applicable state law). If Index Rates "A" and "B" are within .25% of each other when the index rate is determined, no such percentage adjusted to "B" will be made, unless required by state law. This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.50% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no market value adjustment.

     N = the number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)

     Straight-Line iterpolation is used for periods to maturity not quoted.

     See the SAI for examples of the application of the market value adjustment.

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Federal Tax Matters


Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.



Nonqualified Annuities


This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.



Tax Deferral On Earnings


The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
 o An individual must own the contract (or the tax law must treat the contract as owned by an individual).
 o The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.
 o Your right to choose particular investments for a contract must be limited.
 o The annuity commencement date must not occur near the end of the annuitant's life expectancy.



Contracts Not Owned by an Individual


If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
 o Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
 o Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the annuity payout period;
 o Contracts acquired by an estate of a decendent;
 o Certain qualified contracts;
 o Contracts purchased by employers upon the termination of certain qualified plans; and
 o Certain contracts used in connection with structured settlement agreements.



Investments in the VAA Must Be Diversified


For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."


Restrictions


Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.


Loss of Interest Deduction


After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.


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Age at which Annuity Payouts Begin


Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.



Tax Treatment of Payments


We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.



Taxation of Withdrawals and Surrenders

You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has Lincoln SmartSecuritySM Advantage, and if your Guaranteed Amount immediately before a withdrawal exceeds your account value, the tax law could require that an additional amount be included in income. Please consult your tax adviser.


Taxation of Annuity Payouts

The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than regular income payments, are taken from i4LIFE (Reg. TM) Advantage during the access period, they are taxed in the same manner as a withdrawal during the deferral period.


Taxation of Death Benefits


We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

Death prior to the annuity commencement date:
 o If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.
 o If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.

Death after the annuity commencement date:
 o If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.
 o If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.



Penalty Taxes Payable on Withdrawals, Surrenders, or Annuity Payouts


The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:
 o you receive on or after you reach 591/2,
 o you receive because you became disabled (as defined in the tax law),
 o you receive from an immediate annuity,
 o a beneficiary receives on or after your death, or
 o you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).


54


Special Rules if You Own More Than One Annuity Contract


In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.



Loans and Assignments


Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your contract value, as a withdrawal of such amount or portion.



Gifting a Contract


If you transfer ownership of your contract, other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.



Charges for Additional Benefits

Your contract automatically includes a basic death benefit and may include other optional riders. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit charge and charges for other optional riders, if any, as a contract withdrawal.


Qualified Retirement Plans


We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.


Types of Qualified Contracts and Terms of Contracts


Qualified plans include the following:
 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
 o 403(b) plans (public school system and tax-exempt organization annuity plans)
 o 401(a) plans (qualified corporate employee pension and profit-sharing plans)
 o 403(a) plans (qualified annuity plans)
 o H.R. 10 or Keogh Plans (self-employed individual plans)

 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
 o Roth 403(b) plans


We do not offer certain types of qualified plans for all of our annuity products. Check with your representative concerning qualified plan availability for this product.

We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.


Tax Treatment of Qualified Contracts


The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,
 o Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.


                                                                              55

 o Under most qualified plans, such as a traditional IRA, the owner must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 701/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 701/2 or retirement.
 o Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.


Tax Treatment of Payments


The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.



Required Minimum Distributions


Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 701/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 701/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.


The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Under new regulations, the presence of an enhanced death benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.

Federal Penalty Taxes Payable on Distributions


The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:
 o received on or after the annuitant reaches 591/2,
 o received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),
 o received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or
 o received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.


Transfers and Direct Rollovers


As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.



Death Benefit and IRAs


Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.


56


Federal Income Tax Withholding


We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.



Our Tax Status


Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.



Changes in the Law


The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.




Additional Information

Voting Rights

As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Fund shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.


Whenever a shareholders meeting is called, each person having a voting interest in a subaccount will receive proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account - Fund Shares.


Return Privilege


Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the Home office at PO Box 7866, 1300 South Clinton Street, Fort Wayne, IN 46802-7866. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes plus mortality and expense risk charges and administrative charges proportionately attributable to the bonus credits, less any bonus credits paid into the contract by us. In addition, if the contract value on the date of cancellation is less than the sum of purchase payments minus withdrawals, we will also return both the investment loss and fund management fees, each in an amount that is proportionately attributable to the bonus credits. No surrender charges or market value adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the contract value, excluding the bonus credits during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the purchase payment(s). IRA purchasers will receive purchase payments only.


                                                                              57


State Regulation


As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.



Records and Reports


As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Holdings, Inc. and Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home office, at least semi-annually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.



Other Information


A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnRetirement.com, select service centers and continue on through the Internet Service Center.



Legal Proceedings

Lincoln Life is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.

After consultation with legal counsel and a review of available facts, it is management's opinion that the proceedings ultimately will be resolved without materially affecting the financial position of Lincoln Life, the VAA or the Principal Underwriter.



58


Contents of the Statement of Additional Information (SAI) for Lincoln Life Variable Annuity Account N




Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment
Calculations
Determination of Accumulation and Annuity Unit
Value
Advertising
Additional Services
Other Information
Financial Statements


For a free copy of the SAI complete the form below.











                Statement of Additional Information Request Card
                            Lincoln ChoicePlus Bonus
                    Lincoln Life Variable Annuity Account N











Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N (Lincoln ChoicePlus Bonus).


                                 (Please Print)


Name: -------------------------------------------------------------------------






Address: ----------------------------------------------------------------------














City ---------------------------------------------------  State ---------
Zip ---------


Mail to The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, Indiana 46801.

                                                                              59


                      (This page intentionally left blank)

60


Appendix A - Condensed Financial Information

Accumulation Unit Values
The following information relating to accumulation unit values and accumulation units for funds available on the periods ended December 31 comes from the VAA's financials. It should be read along with the VAA's financial statements and notes which are all included in the SAI.




                             with EEB and Step-Up                                  with EEB
              ---------------------------------------------------      --------------------------------
                  Accumulation unit value                                  Accumulation unit value
              --------------------------------                         --------------------------------
                                                      Number of
               Beginning            End of           accumulation       Beginning            End of
               of period            period              units           of period            period
              -----------      ---------------      -------------      -----------      ---------------
                 (Accumulation unit value in dollars and Number of accumulation units in thousands)
AIM V.I. Growth Fund
2000* ..
2001....         10.000             11.127(1)              1**            10.000             11.129(1)
2002....         11.127              7.540                 0              11.129              7.545
2003....          N/A               N/A                 N/A                N/A               N/A
2004....          N/A               N/A                 N/A                N/A               N/A
2005....          N/A               N/A                 N/A               10.030             10.917
--------         ------             --------            ----              ------             --------
AIM V.I. International Growth Fund
2000* ..
2001....         10.000             10.615(1)              1**            10.000              9.948(2)
2002....         10.615              8.787                 0               9.948              8.239
2003....          N/A               N/A                 N/A                8.239             10.444
2004....          N/A               N/A                 N/A               10.444             12.720
2005....          N/A               N/A                 N/A               12.720             14.733
--------         ------             --------            ----              ------             --------
AIM V.I. Premier Equity Fund
2000* ..
2001....          N/A               N/A                 N/A               10.000             10.564(2)
2002....          N/A               N/A                 N/A               10.564              7.236
2003....          9.087              9.514                 1               7.236              8.889
2004....          9.514              9.879                 1               8.889              9.235
2005....          9.879             10.246                 1               9.235              9.583
--------         ------             --------            ----              ------             --------
AllianceBernstein VP Global Technology Portfolio
2000* ..
2001....         10.000             12.866(1)              1**            10.000             11.547(2)
2002....         12.866              7.353                 3              11.547              6.599
2003....          N/A               N/A                 N/A                6.599              9.320
2004....          N/A               N/A                 N/A                9.320              9.620
2005....         10.707             10.894                 1**             9.620              9.793
--------         ------             --------            ----              ------             --------
AllianceBernstein VP Growth and Income Portfolio
2000* ..
2001....         10.000             11.314(1)              1**            10.000             10.344(2)
2002....         11.314              8.633                39              10.344              7.897
2003....          8.633             11.202                10               7.897             10.253
2004....         11.202             12.231                 9              10.253             11.200
2005....         12.231             12.558                11              11.200             11.506
--------         ------             --------            ----              ------             --------
AllianceBernstein VP Large Cap Growth Portfolio
2000* ..
2001....         10.000             11.946(1)              1**            10.000             11.946(1)
2002....         11.946              8.110                 4              11.946              8.114
2003....          N/A               N/A                 N/A                8.114              9.832
2004....          N/A               N/A                 N/A                9.832             10.462
2005....          N/A               N/A                 N/A               10.462             11.801
--------         ------             --------            ----              ------             --------
AllianceBernstein VP Small/Mid Cap Value Portfolio
2003....          N/A               N/A                 N/A                N/A               N/A
2004....          N/A               N/A                 N/A                N/A               N/A
2005....          N/A               N/A                 N/A                N/A               N/A
--------         ------             --------            ----              ------             --------
American Century VP Inflation Protection Fund
2004....          N/A               N/A                 N/A                N/A               N/A
2005....          N/A               N/A                 N/A               10.395             10.368
--------         ------             --------            ----              ------             --------
American Funds Global Growth Fund
2004....          N/A               N/A                 N/A                N/A               N/A
2005....          N/A               N/A                 N/A                N/A               N/A
--------         ------             --------            ----              ------             --------



                with EEB
              -------------
                                  Accumulation unit value
                Number of        -------------------------        Number of
               accumulation       Beginning        End of        accumulation
                  units           of period        period           units
              -------------      -----------      --------      -------------
              (Accumulation unit value in dollars and Number of accumulation units
                                          in thousands)
AIM V.I. Growth Fund
2000* ..                            10.000          7.359             32
2001....             1**             7.359          4.781            122
2002....             0               4.781          3.243            134
2003....          N/A                3.243          4.182            120
2004....          N/A                4.182          4.448            117
2005....             1               4.448          4.697            103
--------          ----              ------          -----            ---
AIM V.I. International Growth Fund
2000* ..                            10.000          8.039              3
2001....             1**             8.039          6.040             48
2002....             2               6.040          5.005             47
2003....             2               5.005          6.347             37
2004....             2               6.347          7.735             32
2005....             2               7.735          8.963             30
--------          ----              ------          -----            ---
AIM V.I. Premier Equity Fund
2000* ..                            10.000          8.483             80
2001....             1**             8.483          7.288            253
2002....             2               7.288          4.994            222
2003....             2               4.994          6.139            189
2004....             2               6.139          6.381            157
2005....             2               6.381          6.624            118
--------          ----              ------          -----            ---
AllianceBernstein VP Global Technology Portfolio
2000* ..                            10.000          6.641             23
2001....             2               6.641          4.864             93
2002....            19               4.864          2.781            148
2003....             4               2.781          3.930            142
2004....             4               3.930          4.058            107
2005....             2               4.058          4.133             65
--------          ----              ------          -----            ---
AllianceBernstein VP Growth and Income Portfolio
2000* ..                            10.000         10.469             27
2001....            14              10.469         10.303            234
2002....            48              10.303          7.870            304
2003....            29               7.870         10.223            225
2004....            26              10.223         11.173            203
2005....            27              11.173         11.483            174
--------          ----              ------         ------            ---
AllianceBernstein VP Large Cap Growth Portfolio
2000* ..                            10.000          7.728             11
2001....             6               7.728          6.272            135
2002....            13               6.272          4.262            166
2003....             0               4.262          5.167            118
2004....             1**             5.167          5.501             89
2005....             1**             5.501          6.208             64
--------          ----              ------         ------            ---
AllianceBernstein VP Small/Mid Cap Value Portfolio
2003....          N/A                N/A             N/A            N/A
2004....          N/A               15.122         17.694              1**
2005....          N/A               17.694         18.540              1**
--------          ----              ------         ------           ----
American Century VP Inflation Protection Fund
2004....          N/A               10.048         10.398              8
2005....             1              10.398         10.377             19
--------          ----              ------         ------           ----
American Funds Global Growth Fund
2004....          N/A                N/A             N/A            N/A
2005....          N/A               11.039         12.621              1
--------          ----              ------         ------           ----



                               with EGMDB
              --------------------------------------------
               Accumulation unit value
              -------------------------
                                               Number of
               Beginning        End of        accumulation
               of period        period           units
              -----------      --------      -------------
                (Accumulation unit value in dollars and
                         Number of accumulation
                          units in thousands)
AIM V.I. Growth Fund
2000* ..         10.000          7.293             217
2001....          7.293          4.745             462
2002....          4.745          3.223             363
2003....          3.223          4.163             305
2004....          4.163          4.434             254
2005....          4.434          4.690             205
--------         ------          -----             ---
AIM V.I. International Growth Fund
2000* ..         10.000          8.088             118
2001....          8.088          6.086             215
2002....          6.086          5.051             190
2003....          5.051          6.415             162
2004....          6.415          7.829             165
2005....          7.829          9.086             144
--------         ------          -----             ---
AIM V.I. Premier Equity Fund
2000* ..         10.000          8.394             484
2001....          8.394          7.223             976
2002....          7.223          4.957             725
2003....          4.957          6.102             637
2004....          6.102          6.352             476
2005....          6.352          6.605             430
--------         ------          -----             ---
AllianceBernstein VP Global Technology
Portfolio
2000* ..         10.000          6.554             381
2001....          6.554          4.808             643
2002....          4.808          2.753             513
2003....          2.753          3.896             490
2004....          3.896          4.029             409
2005....          4.029          4.110             361
--------         ------          -----             ---
AllianceBernstein VP Growth and Income
Portfolio
2000* ..         10.000         10.457             202
2001....         10.457         10.306             999
2002....         10.306          7.884           1,741
2003....          7.884         10.256           1,384
2004....         10.256         11.226           1,156
2005....         11.226         11.556             847
--------         ------         ------           -----
AllianceBernstein VP Large Cap Growth
Portfolio
2000* ..         10.000          7.682             523
2001....          7.682          6.244           1,021
2002....          6.244          4.250             867
2003....          4.250          5.160             503
2004....          5.160          5.502             460
2005....          5.502          6.218             450
--------         ------         ------           -----
AllianceBernstein VP Small/Mid Cap
Value Portfolio
2003....         10.943         15.174               8
2004....         15.174         17.781              73
2005....         17.781         18.660               9
--------         ------         ------           -----
American Century VP Inflation
Protection Fund
2004....         10.000         10.407             169
2005....         10.407         10.402              98
--------         ------         ------           -----
American Funds Global Growth Fund
2004....         10.000         11.269               7
2005....         11.269         12.652              18
--------         ------         ------           -----


                                      A-1



                             with EEB and Step-Up                                  with EEB
              ---------------------------------------------------      --------------------------------
                  Accumulation unit value                                  Accumulation unit value
              --------------------------------                         --------------------------------
                                                      Number of
               Beginning            End of           accumulation       Beginning            End of
               of period            period              units           of period            period
              -----------      ---------------      -------------      -----------      ---------------
                 (Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds Global Small Capitalization Fund
2000* ..
2001....         10.000             12.495(1)              1**            10.000             11.126(2)
2002....         12.495              9.929                15              11.126              8.845
2003....          9.929             14.964                 1               8.845             13.338
2004....         14.964             17.758                 1              13.338             15.836
2005....         17.758             21.852                 2              15.836             19.496
--------         ------             --------              --              ------             --------
American Funds Growth Fund
2000* ..
2001....         10.000             12.307(1)              5              10.000             10.813(2)
2002....         12.307              9.127               129              10.813              8.023
2003....          9.127             12.258                20               8.023             10.780
2004....         12.258             13.537                19              10.780             11.911
2005....         13.537             15.441                23              11.911             13.593
--------         ------             --------             ---              ------             --------
American Funds Growth-Income Fund
2000* ..
2001....         10.000             11.309(1)             11              10.000             10.528(2)
2002....         11.309              9.065               158              10.528              8.443
2003....          9.065             11.785                16               8.443             10.982
2004....         11.785             12.769                16              10.982             11.905
2005....         12.769             13.266                17              11.905             12.375
--------         ------             --------             ---              ------             --------
American Funds International Fund
2000* ..
2001....         10.000             10.835(1)              1**            10.000             10.218(2)
2002....         10.835              9.058                27              10.218              8.546
2003....          9.058             11.991                 9               8.546             11.319
2004....         11.991             14.045                 8              11.319             13.265
2005....         14.045             16.753                 9              13.265             15.830
--------         ------             --------             ---              ------             --------
Delaware VIP Capital Reserves
2005....          N/A               N/A                 N/A                N/A               N/A
--------         ------             --------            ----              ------             --------
Delaware VIP Diversified Income Series
2004....          N/A               N/A                 N/A                N/A               N/A
2005....         10.858             10.597                 2               N/A               N/A
--------         ------             --------            ----              ------             --------
Delaware VIP Emerging Markets Series(3)
2004....          N/A               N/A                 N/A                N/A               N/A
2005....         25.710             32.081                 1**            23.491             29.327
--------         ------             --------            ----              ------             --------
Delaware VIP High Yield Series
2000* ..
2001....         10.000             10.304(1)              1**            10.000              9.945(2)
2002....         10.304             10.283                19               9.945              9.928
2003....         10.283             12.982                 1               9.928             12.541
2004....         12.982             14.531                 1              12.541             14.045
2005....         14.531             14.742                 1              14.045             14.256
--------         ------             --------            ----              ------             --------
Delaware VIP REIT Series
2000* ..
2001....         10.000             10.698(1)              1**            10.000             10.380(2)
2002....         10.698             10.961               101              10.380             10.641
2003....         10.961             14.390                 3              10.641             13.976
2004....         14.390             18.518                 3              13.976             17.994
2005....         18.518             19.425                 5              17.994             18.885
--------         ------             --------            ----              ------             --------
Delaware VIP Small Cap Value Series
2000* ..
2001....         10.000             11.790(1)              2              10.000             10.979(2)
2002....         11.790             10.911                35              10.979             10.165
2003....         10.911             15.175                13              10.165             14.144
2004....         15.175             18.049                13              14.144             16.831
2005....         18.049             19.339                15              16.831             18.043
--------         ------             --------            ----              ------             --------



                with EEB
              -------------
                                  Accumulation unit value
                Number of        -------------------------        Number of
               accumulation       Beginning        End of        accumulation
                  units           of period        period           units
              -------------      -----------      --------      -------------
              (Accumulation unit value in dollars and Number of accumulation units
                                          in thousands)
American Funds Global Small Capitalization Fund
2000* ..                            10.000          8.240             17
2001....             1               8.240          7.056             41
2002....            10               7.056          5.613             54
2003....             0               5.613          8.468             37
2004....             1**             8.468         10.059             35
2005....             1              10.059         12.390             47
--------            --              ------         ------             --
American Funds Growth Fund
2000* ..                            10.000          8.970             71
2001....            18               8.970          7.214            360
2002....           133               7.214          5.355            752
2003....            60               5.355          7.199            750
2004....            54               7.199          7.958            642
2005....            54               7.958          9.087            578
--------           ---              ------         ------            ---
American Funds Growth-Income Fund
2000* ..                            10.000         10.432             46
2001....            17              10.432         10.514            379
2002....           112              10.514          8.436            727
2003....            60               8.436         10.978            622
2004....            56              10.978         11.906            620
2005....            53              11.906         12.382            556
--------           ---              ------         ------            ---
American Funds International Fund
2000* ..                            10.000          7.825             78
2001....             8               7.825          6.160            232
2002....            40               6.160          5.155            282
2003....             9               5.155          6.831            303
2004....             9               6.831          8.009            311
2005....            10               8.009          9.563            296
--------           ---              ------         ------            ---
Delaware VIP Capital Reserves
2005....          N/A                N/A             N/A             N/A
--------          ----              ------         ------            ---
Delaware VIP Diversified Income Series
2004....          N/A               10.253         10.865             10
2005....          N/A               10.865         10.614             15
--------          ----              ------         ------            ---
Delaware VIP Emerging Markets Series(3)
2004....          N/A               15.205         19.280              1
2005....             1**            19.280         24.082              7
--------          ----              ------         ------            ---
Delaware VIP High Yield Series
2000* ..                            10.000          8.953              7
2001....             2               8.953          8.413             89
2002....            21               8.413          8.403            197
2003....             5               8.403         10.619            158
2004....             2              10.619         11.899            114
2005....             2              11.899         12.083             75
--------          ----              ------         ------            ---
Delaware VIP REIT Series
2000* ..                            10.000         10.700              2
2001....             4              10.700         11.427             33
2002....            20              11.427         11.720            123
2003....             7              11.720         15.401             86
2004....             6              15.401         19.839             82
2005....             6              19.839         20.832             72
--------          ----              ------         ------            ---
Delaware VIP Small Cap Value Series
2000* ..                            10.000         11.836              5
2001....             5              11.836         12.989             67
2002....            55              12.989         12.033            143
2003....             7              12.033         16.751            110
2004....             7              16.751         19.944             96
2005....             6              19.944         21.390             76
--------          ----              ------         ------            ---



                               with EGMDB
              --------------------------------------------
               Accumulation unit value
              -------------------------
                                               Number of
               Beginning        End of        accumulation
               of period        period           units
              -----------      --------      -------------
                (Accumulation unit value in dollars and
                         Number of accumulation
                          units in thousands)
American Funds Global Small
Capitalization Fund
2000* ..         10.000          8.295             308
2001....          8.295          7.114             432
2002....          7.114          5.667             654
2003....          5.667          8.562             551
2004....          8.562         10.186             613
2005....         10.186         12.566             294
--------         ------         ------             ---
American Funds Growth Fund
2000* ..         10.000          8.887             934
2001....          8.887          7.158           2,621
2002....          7.158          5.322           4,726
2003....          5.322          7.165           4,195
2004....          7.165          7.933           3,989
2005....          7.933          9.071           3,443
--------         ------         ------           -----
American Funds Growth-Income Fund
2000* ..         10.000         10.429             181
2001....         10.429         10.526           1,082
2002....         10.526          8.459           2,824
2003....          8.459         11.024           2,585
2004....         11.024         11.975           2,478
2005....         11.975         12.472           2,059
--------         ------         ------           -----
American Funds International Fund
2000* ..         10.000          7.865             493
2001....          7.865          6.200           1,003
2002....          6.200          5.196           1,647
2003....          5.196          6.896           1,448
2004....          6.896          8.098           1,351
2005....          8.098          9.683           1,178
--------         ------         ------           -----
Delaware VIP Capital Reserves
2005....         10.000          9.973               1**
--------         ------         ------           -----
Delaware VIP Diversified Income Series
2004....         10.000         10.875             122
2005....         10.875         10.639             177
--------         ------         ------           -----
Delaware VIP Emerging Markets Series(3)
2004....         14.430         19.378               9
2005....         19.378         24.241              42
--------         ------         ------           -----
Delaware VIP High Yield Series
2000* ..         10.000          8.961              46
2001....          8.961          8.432             303
2002....          8.432          8.435             472
2003....          8.435         10.676             499
2004....         10.676         11.980             457
2005....         11.980         12.184             329
--------         ------         ------           -----
Delaware VIP REIT Series
2000* ..         10.000         10.676             119
2001....         10.676         11.418             267
2002....         11.418         11.729             629
2003....         11.729         15.436             380
2004....         15.436         19.913             374
2005....         19.913         20.941             310
--------         ------         ------           -----
Delaware VIP Small Cap Value Series
2000* ..         10.000         11.772              89
2001....         11.772         12.938             330
2002....         12.938         12.004             756
2003....         12.004         16.735             499
2004....         16.735         19.955             481
2005....         19.955         21.435             417
--------         ------         ------           -----


                                      A-2



                             with EEB and Step-Up                                  with EEB
              ---------------------------------------------------      --------------------------------
                  Accumulation unit value                                  Accumulation unit value
              --------------------------------                         --------------------------------
                                                      Number of
               Beginning            End of           accumulation       Beginning            End of
               of period            period              units           of period            period
              -----------      ---------------      -------------      -----------      ---------------
                 (Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP Trend Series
2000* ..
2001....         10.000             12.782(1)              2              10.000             11.337(2)
2002....         12.782             10.030                13              11.337              8.900
2003....         10.030             13.272                 3               8.900             11.783
2004....         13.272             14.633                 3              11.783             12.998
2005....         14.633             15.172                 3              12.998             13.483
--------         ------             --------              --              ------             --------
Delaware VIP US Growth Series
2003....          N/A               N/A                 N/A                N/A               N/A
2004....          N/A               N/A                 N/A                N/A               N/A
2005....          N/A               N/A                 N/A                9.911             11.137
--------         ------             --------            ----              ------             --------
Delaware VIP Value Series
2000* ..
2001....         10.000             11.091(1)              1**            10.000             10.314(2)
2002....         11.091              8.839                11              10.314              8.225
2003....          N/A               N/A                 N/A                8.225             10.348
2004....          N/A               N/A                 N/A               10.348             11.646
2005....          N/A               N/A                 N/A               11.646             12.101
--------         ------             --------            ----              ------             --------
Fidelity VIP Contrafund Portfolio
2003....          N/A               N/A                 N/A                N/A               N/A
2004....          N/A               N/A                 N/A                N/A               N/A
2005....         13.799             15.803                 1              13.826             15.841
--------         ------             --------            ----              ------             --------
Fidelity VIP Equity-Income Portfolio
2000* ..
2001....         10.000             11.092(1)              1**            10.000             10.286(2)
2002....         11.092              9.020                32              10.286              8.370
2003....          9.020             11.514                 5               8.370             10.689
2004....         11.514             12.573                 5              10.689             11.678
2005....         12.573             13.030                 1**            11.678             12.108
--------         ------             --------            ----              ------             --------
Fidelity VIP Growth Portfolio
2000* ..
2001....         10.000             11.765(1)              1**            10.000             10.689(2)
2002....         11.765              8.050                 7              10.689              7.317
2003....          N/A               N/A                 N/A                7.317              9.526
2004....          N/A               N/A                 N/A                9.526              9.648
2005....          N/A               N/A                 N/A                9.648              9.997
--------         ------             --------            ----              ------             --------
Fidelity VIP Mid Cap
2005....          N/A               N/A                 N/A               10.095             11.554
--------         ------             --------            ----              ------             --------
Fidelity VIP Overseas Portfolio
2000* ..
2001....         10.000             10.895(1)              1**            10.000             10.897(1)
2002....         10.895              8.507                 4              10.897              8.513
2003....          8.507             11.945                 1               8.513             11.960
2004....         11.945             13.288                 1              11.960             13.311
2005....         13.288             15.494                 1              13.311             15.529
--------         ------             --------            ----              ------             --------
FTVIPT Franklin Small-Mid Cap Growth Securities Fund
2000* ..
2001....         10.000             12.289(1)              1**            10.000             12.291(1)
2002....         12.289              8.603                26              12.291              8.611
2003....          8.603             11.591                 1               8.611             11.607
2004....         11.591             12.684                 1              11.607             12.708
2005....         12.684             13.048                 3              12.708             13.079
--------         ------             --------            ----              ------             --------
FTVIPT Templeton Global Income Securities
2005....          N/A               N/A                 N/A                N/A               N/A
--------         ------             --------            ----              ------             --------



                with EEB
              -------------
                                  Accumulation unit value
                Number of        -------------------------        Number of
               accumulation       Beginning        End of        accumulation
                  units           of period        period           units
              -------------      -----------      --------      -------------
              (Accumulation unit value in dollars and Number of accumulation units
                                          in thousands)
Delaware VIP Trend Series
2000* ..                            10.000          7.758             64
2001....             2               7.758          6.445            168
2002....            48               6.445          5.062            291
2003....             3               5.062          6.706            228
2004....             3               6.706          7.401            192
2005....             3               7.401          7.681            159
--------            --              ------          -----            ---
Delaware VIP US Growth Series
2003....          N/A                8.089          9.806              0
2004....          N/A                9.806          9.928              3
2005....             1**             9.928         11.161             11
--------          ----              ------         ------            ---
Delaware VIP Value Series
2000* ..                            10.000         11.553              3
2001....             1**            11.553         10.894             35
2002....            16              10.894          8.692             98
2003....             0               8.692         10.942             70
2004....             2              10.942         12.320             46
2005....             2              12.320         12.808             35
--------          ----              ------         ------            ---
Fidelity VIP Contrafund Portfolio
2003....          N/A                9.715         12.239              1
2004....          N/A               12.239         13.849              3
2005....             1              13.849         15.876             29
--------          ----              ------         ------            ---
Fidelity VIP Equity-Income Portfolio
2000* ..                            10.000         10.857              6
2001....            13              10.857         10.111             96
2002....            33              10.111          8.231            181
2003....            10               8.231         10.517            116
2004....            10              10.517         11.496            111
2005....             7              11.496         11.926             90
--------          ----              ------         ------            ---
Fidelity VIP Growth Portfolio
2000* ..                            10.000          8.356             69
2001....             5               8.356          6.744            154
2002....            34               6.744          4.619            154
2003....             6               4.619          6.016            115
2004....             5               6.016          6.096             95
2005....             2               6.096          6.320             65
--------          ----              ------         ------            ---
Fidelity VIP Mid Cap
2005....             1**             9.976         11.559             12
--------          ----              ------         ------            ---
Fidelity VIP Overseas Portfolio
2000* ..                            10.000          8.597              3
2001....             1**             8.597          6.660             16
2002....             1               6.660          5.206             34
2003....             1               5.206          7.317             14
2004....             1               7.317          8.147             14
2005....             2               8.147          9.510             25
--------          ----              ------         ------            ---
FTVIPT Franklin Small-Mid Cap Growth Securities Fund
2000* ..                            10.000          8.038              4
2001....             1               8.038          6.694             92
2002....            10               6.694          4.691            103
2003....             2               4.691          6.327             72
2004....             2               6.327          6.930             75
2005....             2               6.930          7.136             52
--------          ----              ------         ------            ---
FTVIPT Templeton Global Income Securities
2005....          N/A                9.978          9.867              3
--------          ----              ------         ------            ---



                               with EGMDB
              --------------------------------------------
               Accumulation unit value
              -------------------------
                                               Number of
               Beginning        End of        accumulation
               of period        period           units
              -----------      --------      -------------
                (Accumulation unit value in dollars and
                         Number of accumulation
                          units in thousands)
Delaware VIP Trend Series
2000* ..         10.000          7.763             820
2001....          7.763          6.459           1,353
2002....          6.459          5.081           1,961
2003....          5.081          6.740           1,293
2004....          6.740          7.450           1,202
2005....          7.450          7.744             764
--------         ------          -----           -----
Delaware VIP US Growth Series
2003....          8.106          9.841               7
2004....          9.841          9.978              11
2005....          9.978         11.235              16
--------         ------         ------           -----
Delaware VIP Value Series
2000* ..         10.000         11.519              27
2001....         11.519         10.879             140
2002....         10.879          8.692             286
2003....          8.692         10.959             179
2004....         10.959         12.358             162
2005....         12.358         12.866             172
--------         ------         ------           -----
Fidelity VIP Contrafund Portfolio
2003....          9.732         12.278              10
2004....         12.278         13.915              71
2005....         13.915         15.975             117
--------         ------         ------           -----
Fidelity VIP Equity-Income Portfolio
2000* ..         10.000         10.862              49
2001....         10.862         10.131             214
2002....         10.131          8.260             467
2003....          8.260         10.570             306
2004....         10.570         11.571             296
2005....         11.571         12.022             252
--------         ------         ------           -----
Fidelity VIP Growth Portfolio
2000* ..         10.000          8.362             473
2001....          8.362          6.759             917
2002....          6.759          4.636             714
2003....          4.636          6.047             595
2004....          6.047          6.137             482
2005....          6.137          6.372             397
--------         ------         ------           -----
Fidelity VIP Mid Cap
2005....         10.000         11.568              25
--------         ------         ------           -----
Fidelity VIP Overseas Portfolio
2000* ..         10.000          8.603             320
2001....          8.603          6.675             404
2002....          6.675          5.225             474
2003....          5.225          7.355             427
2004....          7.355          8.202             174
2005....          8.202          9.588             214
--------         ------         ------           -----
FTVIPT Franklin Small-Mid Cap Growth
Securities Fund
2000* ..         10.000          8.043             538
2001....          8.043          6.709             908
2002....          6.709          4.708           1,223
2003....          4.708          6.359             960
2004....          6.359          6.977             860
2005....          6.977          7.195             454
--------         ------         ------           -----
FTVIPT Templeton Global Income
Securities
2005....          9.811          9.876               3
--------         ------         ------           -----


                                      A-3



                             with EEB and Step-Up                                  with EEB
              ---------------------------------------------------      --------------------------------
                  Accumulation unit value                                  Accumulation unit value
              --------------------------------                         --------------------------------
                                                      Number of
               Beginning            End of           accumulation       Beginning            End of
               of period            period              units           of period            period
              -----------      ---------------      -------------      -----------      ---------------
                 (Accumulation unit value in dollars and Number of accumulation units in thousands)
FTVIPT Templeton Growth Securities Fund
2000* ..
2001....      10.000                11.165(1)              1**            10.000             10.388(2)
2002....      11.165                 8.932                 3              10.388              8.316
2003....      N/A                   N/A                 N/A                8.316             10.793
2004....      N/A                   N/A                 N/A               10.793             12.299
2005....      13.197                14.103                 2              12.299             13.151
--------      ------                --------            ----              ------             --------
Janus Aspen Balanced Portfolio
2003....      N/A                   N/A                 N/A                N/A               N/A
2004....      N/A                   N/A                 N/A                N/A               N/A
2005....      N/A                   N/A                 N/A                N/A               N/A
--------      ------                --------            ----              ------             --------
Janus Aspen Mid-Cap Growth Portfolio
2003....      N/A                   N/A                 N/A                N/A               N/A
2004....      N/A                   N/A                 N/A                N/A               N/A
2005....      N/A                   N/A                 N/A                N/A               N/A
--------      ------                --------            ----              ------             --------
Janus Aspen Worldwide Growth Portfolio
2003....      N/A                   N/A                 N/A                N/A               N/A
2004....      N/A                   N/A                 N/A                N/A               N/A
2005....      N/A                   N/A                 N/A                N/A               N/A
--------      ------                --------            ----              ------             --------
Lincoln VIP Aggressive Growth Fund
2003....      N/A                   N/A                 N/A                N/A               N/A
2004....      N/A                   N/A                 N/A                N/A               N/A
2005....      N/A                   N/A                 N/A                N/A               N/A
--------      ------                --------            ----              ------             --------
Lincoln VIP Aggressive Profile Fund
2005....      N/A                   N/A                 N/A                N/A               N/A
--------      ------                --------            ----              ------             --------
Lincoln VIP Bond Fund
2000* ..
2001....      10.000                10.114(1)              1**            10.000             10.095(2)
2002....      10.114                10.937               453              10.095             10.922
2003....      10.937                11.519                39              10.922             11.508
2004....      11.519                11.907                31              11.508             11.902
2005....      11.907                11.997                29              11.902             11.999
--------      ------                --------            ----              ------             --------
Lincoln VIP Capital Appreciation Fund
2003....      N/A                   N/A                 N/A                N/A               N/A
2004....      N/A                   N/A                 N/A                N/A               N/A
2005....      N/A                   N/A                 N/A               12.559             12.822
--------      ------                --------            ----              ------             --------
Lincoln VIP Conservative Profile Fund
2005....      N/A                   N/A                 N/A                N/A               N/A
--------      ------                --------            ----              ------             --------
Lincoln VIP Core Fund
2005....      N/A                   N/A                 N/A                N/A               N/A
--------      ------                --------            ----              ------             --------
Lincoln VIP Global Asset Allocation Fund
2003....      N/A                   N/A                 N/A                N/A               N/A
2004....      N/A                   N/A                 N/A                N/A               N/A
2005....      N/A                   N/A                 N/A                N/A               N/A
--------      ------                --------            ----              ------             --------
Lincoln VIP Growth Fund
2005....      N/A                   N/A                 N/A                N/A               N/A
--------      ------                --------            ----              ------             --------
Lincoln VIP Growth and Income Fund
2005....      N/A                   N/A                 N/A                N/A               N/A
--------      ------                --------            ----              ------             --------
Lincoln VIP Growth Opportunities
2005....      N/A                   N/A                 N/A                N/A               N/A
--------      ------                --------            ----              ------             --------
Lincoln VIP International Fund
2003....      N/A                   N/A                 N/A                N/A               N/A
2004....      N/A                   N/A                 N/A                N/A               N/A
2005....      N/A                   N/A                 N/A               15.961             17.642
--------      ------                --------            ----              ------             --------
Lincoln VIP Moderate Profile Fund
2005....      N/A                   N/A                 N/A                N/A               N/A
--------      ------                --------            ----              ------             --------
Lincoln VIP Moderately Aggressive Profile Fund
2005....      N/A                   N/A                 N/A                N/A               N/A
--------      ------                --------            ----              ------             --------



                with EEB
              -------------
                                  Accumulation unit value
                Number of        -------------------------        Number of
               accumulation       Beginning        End of        accumulation
                  units           of period        period           units
              -------------      -----------      --------      -------------
              (Accumulation unit value in dollars and Number of accumulation units
                                          in thousands)
FTVIPT Templeton Growth Securities Fund
2000* ..                            10.000         10.200              1
2001....             1**            10.200          9.891              8
2002....            11               9.891          7.922             24
2003....             1               7.922         10.287             17
2004....             1              10.287         11.728             18
2005....             2              11.728         12.547             14
--------            --              ------         ------             --
Janus Aspen Balanced Portfolio
2003....          N/A                9.775         10.924              5
2004....          N/A               10.924         11.625              5
2005....          N/A               11.625         12.298              8
--------          ----              ------         ------             --
Janus Aspen Mid-Cap Growth Portfolio
2003....          N/A                N/A             N/A            N/A
2004....          N/A               10.644         12.601              3
2005....          N/A               12.601         13.871              9
--------          ----              ------         ------           ----
Janus Aspen Worldwide Growth Portfolio
2003....          N/A                N/A             N/A            N/A
2004....          N/A               10.211         10.488              1**
2005....          N/A               10.488         10.880              1**
--------          ----              ------         ------           ----
Lincoln VIP Aggressive Growth Fund
2003....          N/A                N/A             N/A            N/A
2004....          N/A                N/A             N/A            N/A
2005....          N/A                N/A             N/A            N/A
--------          ----              ------         ------           ----
Lincoln VIP Aggressive Profile Fund
2005....          N/A                N/A             N/A            N/A
--------          ----              ------         ------           ----
Lincoln VIP Bond Fund
2000* ..                            10.000         10.603             15
2001....            29              10.603         11.372            292
2002....           131              11.372         12.310            565
2003....            76              12.310         12.978            393
2004....            65              12.978         13.429            323
2005....            63              13.429         13.544            274
--------          ----              ------         ------           ----
Lincoln VIP Capital Appreciation Fund
2003....          N/A                N/A             N/A            N/A
2004....          N/A                N/A             N/A            N/A
2005....             1**            12.363         12.838              2
--------          ----              ------         ------           ----
Lincoln VIP Conservative Profile Fund
2005....          N/A                N/A             N/A            N/A
--------          ----              ------         ------           ----
Lincoln VIP Core Fund
2005....          N/A                N/A             N/A            N/A
--------          ----              ------         ------           ----
Lincoln VIP Global Asset Allocation Fund
2003....          N/A               10.935         11.335              1
2004....          N/A               11.335         12.617              1
2005....          N/A               12.617         13.208              4
--------          ----              ------         ------           ----
Lincoln VIP Growth Fund
2005....          N/A                N/A             N/A            N/A
--------          ----              ------         ------           ----
Lincoln VIP Growth and Income Fund
2005....          N/A                N/A             N/A            N/A
--------          ----              ------         ------           ----
Lincoln VIP Growth Opportunities
2005....          N/A                N/A             N/A            N/A
--------          ----              ------         ------           ----
Lincoln VIP International Fund
2003....          N/A                9.665         13.451              3
2004....          N/A               13.451         15.985              7
2005....             1              15.985         17.678             17
--------          ----              ------         ------           ----
Lincoln VIP Moderate Profile Fund
2005....          N/A                N/A             N/A            N/A
--------          ----              ------         ------           ----
Lincoln VIP Moderately Aggressive Profile Fund
2005....          N/A                9.993         10.640             12
--------          ----              ------         ------           ----



                               with EGMDB
              --------------------------------------------
               Accumulation unit value
              -------------------------
                                               Number of
               Beginning        End of        accumulation
               of period        period           units
              -----------      --------      -------------
                (Accumulation unit value in dollars and
                         Number of accumulation
                          units in thousands)
FTVIPT Templeton Growth Securities Fund
2000* ..         10.000         10.206               7
2001....         10.206          9.913              60
2002....          9.913          7.952             213
2003....          7.952         10.340             108
2004....         10.340         11.807             101
2005....         11.807         12.649              88
--------         ------         ------             ---
Janus Aspen Balanced Portfolio
2003....          9.793         10.960               9
2004....         10.960         11.680              29
2005....         11.680         12.375              65
--------         ------         ------             ---
Janus Aspen Mid-Cap Growth Portfolio
2003....          8.052         10.680               8
2004....         10.680         12.662              25
2005....         12.662         13.960               7
--------         ------         ------             ---
Janus Aspen Worldwide Growth Portfolio
2003....          8.417         10.245               7
2004....          N/A             N/A            N/A
2005....          N/A             N/A            N/A
--------         ------         ------           -----
Lincoln VIP Aggressive Growth Fund
2003....          N/A             N/A            N/A
2004....         12.921         13.751               2
2005....         13.751         14.824               2
--------         ------         ------           -----
Lincoln VIP Aggressive Profile Fund
2005....          N/A             N/A            N/A
--------         ------         ------           -----
Lincoln VIP Bond Fund
2000* ..         10.000         10.609             223
2001....         10.609         11.396           1,399
2002....         11.396         12.355           3,185
2003....         12.355         13.044           1,897
2004....         13.044         13.517           1,522
2005....         13.517         13.654           1,384
--------         ------         ------           -----
Lincoln VIP Capital Appreciation Fund
2003....         10.812         12.192               1
2004....         12.192         12.600               1
2005....         12.600         12.889               3
--------         ------         ------           -----
Lincoln VIP Conservative Profile Fund
2005....         10.100         10.254               4
--------         ------         ------           -----
Lincoln VIP Core Fund
2005....          N/A             N/A            N/A
--------         ------         ------           -----
Lincoln VIP Global Asset Allocation
Fund
2003....         10.612         11.346               1**
2004....         11.346         12.648              41
2005....         12.648         13.260               6
--------         ------         ------           -----
Lincoln VIP Growth Fund
2005....          N/A             N/A            N/A
--------         ------         ------           -----
Lincoln VIP Growth and Income Fund
2005....          N/A             N/A            N/A
--------         ------         ------           -----
Lincoln VIP Growth Opportunities
2005....          N/A             N/A            N/A
--------         ------         ------           -----
Lincoln VIP International Fund
2003....          9.678         13.488              10
2004....         13.488         16.053              49
2005....         16.053         17.780              78
--------         ------         ------           -----
Lincoln VIP Moderate Profile Fund
2005....         10.031         10.472              15
--------         ------         ------           -----
Lincoln VIP Moderately Aggressive
Profile Fund
2005....         10.050         10.649               3
--------         ------         ------           -----


                                      A-4



                             with EEB and Step-Up                                  with EEB
              ---------------------------------------------------      --------------------------------
                  Accumulation unit value                                  Accumulation unit value
              --------------------------------                         --------------------------------
                                                      Number of
               Beginning            End of           accumulation       Beginning            End of
               of period            period              units           of period            period
              -----------      ---------------      -------------      -----------      ---------------
                 (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIP Money Market Fund
2000* ..
2001....         10.000             10.018(1)             19              10.000             10.021(2)
2002....         10.018              9.973                52              10.021              9.981
2003....          9.973              9.856                 1               9.981              9.870
2004....          9.856              9.761                 1               9.870              9.779
2005....          9.761              9.849                 1               9.779              9.873
--------         ------             --------              --              ------             --------
Lincoln VIP Social Awareness Fund(4)
2000* ..
2001....         10.000             11.529(1)              1**            10.000             11.531(1)
2002....         11.529              8.715                 1**            11.531              8.722
2003....          8.792             11.381                 1               N/A               N/A
2004....         11.381             12.592                 1               N/A               N/A
2005....         12.592             13.848                 1              12.616             13.882
--------         ------             --------              --              ------             --------
MFS VIT Capital Opportunities Series
2003....          N/A               N/A                 N/A                N/A               N/A
2004....          N/A               N/A                 N/A                N/A               N/A
2005....          N/A               N/A                 N/A                N/A               N/A
--------         ------             --------            ----              ------             --------
MFS VIT Emerging Growth Series
2000* ..
2001....         10.000             12.126(1)              1**            10.000             12.128(1)
2002....         12.126              7.874                 1              12.128              7.878
2003....          N/A               N/A                 N/A                7.878             10.054
2004....          N/A               N/A                 N/A               10.054             11.131
2005....          N/A               N/A                 N/A               11.131             11.908
--------         ------             --------            ----              ------             --------
MFS VIT Total Return Series
2000* ..
2001....         10.000             10.632(1)              1**            10.000             10.278(1)
2002....         10.632              9.878                68              10.278              9.554
2003....          9.878             11.249                25               9.554             10.885
2004....         11.249             12.261                 5              10.885             11.870
2005....         12.261             12.349                 5              11.870             11.961
--------         ------             --------            ----              ------             --------
MFS VIT Utilities Series
2000* ..
2001....         10.000              9.843(1)              1**            10.000              9.356(2)
2002....          9.843              7.450                10               9.356              7.085
2003....          7.450              9.915                 6               7.085              9.434
2004....          9.915             12.639                 6               9.434             12.032
2005....         12.639             14.463                 6              12.032             13.775
--------         ------             --------            ----              ------             --------
Neuberger Berman AMT Mid-Cap Growth Portfolio
2003....          N/A               N/A                 N/A                N/A               N/A
2004....          N/A               N/A                 N/A                N/A               N/A
2005....          N/A               N/A                 N/A                N/A               N/A
--------         ------             --------            ----              ------             --------
Neuberger Berman AMT Regency Portfolio
2003....          N/A               N/A                 N/A                N/A               N/A
2004....          N/A               N/A                 N/A                N/A               N/A
2005....          N/A               N/A                 N/A               15.700             17.270
--------         ------             --------            ----              ------             --------
Putnam VT Growth and Income Fund
2003....          N/A               N/A                 N/A                N/A               N/A
2004....          N/A               N/A                 N/A                N/A               N/A
2005....          N/A               N/A                 N/A                N/A               N/A
--------         ------             --------            ----              ------             --------
Putnam VT Health Science Fund
2003....          N/A               N/A                 N/A                8.266              9.612
2004....          N/A               N/A                 N/A                9.612             10.113
2005....          N/A               N/A                 N/A               10.113             11.243
--------         ------             --------            ----              ------             --------



                with EEB
              -------------
                                  Accumulation unit value
                Number of        -------------------------        Number of
               accumulation       Beginning        End of        accumulation
                  units           of period        period           units
              -------------      -----------      --------      -------------
              (Accumulation unit value in dollars and Number of accumulation units
                                          in thousands)
Lincoln VIP Money Market Fund
2000* ..                            10.000         10.207              89
2001....             4              10.207         10.433           1,004
2002....            56              10.433         10.396           1,017
2003....             4              10.396         10.285             559
2004....             4              10.285         10.196             577
2005....             3              10.196         10.298             488
--------            --              ------         ------           -----
Lincoln VIP Social Awareness Fund(4)
2000* ..                            10.000          8.788               1**
2001....             3               8.788          7.799              11
2002....             3               7.799          5.902               8
2003....          N/A                9.980         11.999               4
2004....          N/A               11.999         13.289               6
2005....             1              13.289         14.629              12
--------          ----              ------         ------           -----
MFS VIT Capital Opportunities Series
2003....          N/A                N/A             N/A            N/A
2004....          N/A                N/A             N/A            N/A
2005....          N/A                N/A             N/A            N/A
--------          ----              ------         ------           -----
MFS VIT Emerging Growth Series
2000* ..                            10.000          8.166               9
2001....             1**             8.166          5.327              97
2002....             7               5.327          3.462              83
2003....             1               3.462          4.420              39
2004....             1               4.420          4.896              37
2005....             1               4.896          5.241              40
--------          ----              ------         ------           -----
MFS VIT Total Return Series
2000* ..                            10.000         11.124              18
2001....            15              11.124         10.934             158
2002....            61              10.934         10.169             319
2003....            33              10.169         11.592             227
2004....            33              11.592         12.647             205
2005....            33              12.647         12.751             174
--------          ----              ------         ------           -----
MFS VIT Utilities Series
2000* ..                            10.000          9.894              28
2001....             6               9.894          7.345             283
2002....            21               7.345          5.565             130
2003....            10               5.565          7.414             179
2004....            10               7.414          9.460              84
2005....            10               9.460         10.836              84
--------          ----              ------         ------           -----
Neuberger Berman AMT Mid-Cap Growth Portfolio
2003....          N/A                8.331         10.485               4
2004....          N/A               10.485         11.983               3
2005....          N/A               11.983         13.394               9
--------          ----              ------         ------           -----
Neuberger Berman AMT Regency Portfolio
2003....          N/A                9.799         13.081               1**
2004....          N/A               13.081         15.728               3
2005....             1              15.728         17.310               9
--------          ----              ------         ------           -----
Putnam VT Growth and Income Fund
2003....          N/A                8.646         10.822               3
2004....          N/A                N/A             N/A            N/A
2005....          N/A                N/A             N/A            N/A
--------          ----              ------         ------           -----
Putnam VT Health Science Fund
2003....             1**             N/A             N/A            N/A
2004....             1**             N/A             N/A            N/A
2005....             1              10.128         11.266               6
--------          ----              ------         ------           -----



                               with EGMDB
              --------------------------------------------
               Accumulation unit value
              -------------------------
                                               Number of
               Beginning        End of        accumulation
               of period        period           units
              -----------      --------      -------------
                (Accumulation unit value in dollars and
                         Number of accumulation
                          units in thousands)
Lincoln VIP Money Market Fund
2000* ..         10.000         10.213             579
2001....         10.213         10.455           2,314
2002....         10.455         10.434           4,473
2003....         10.434         10.338           1,177
2004....         10.338         10.263             896
2005....         10.263         10.382             673
--------         ------         ------           -----
Lincoln VIP Social Awareness Fund(4)
2000* ..         10.000          8.794              21
2001....          8.794          7.816              59
2002....          7.816          5.924              62
2003....          8.822         11.449              55
2004....         11.449         12.698              56
2005....         12.698         14.000              60
--------         ------         ------           -----
MFS VIT Capital Opportunities Series
2003....          8.213         10.274               1
2004....         10.274         11.333               1
2005....         11.333         11.316               1
--------         ------         ------           -----
MFS VIT Emerging Growth Series
2000* ..         10.000          8.172             488
2001....          8.172          5.338             565
2002....          5.338          3.475             465
2003....          3.475          4.443             355
2004....          4.443          4.929             301
2005....          4.929          5.284             262
--------         ------         ------           -----
MFS VIT Total Return Series
2000* ..         10.000         11.130             182
2001....         11.130         10.956             767
2002....         10.956         10.205           1,399
2003....         10.205         11.651             982
2004....         11.651         12.731             897
2005....         12.731         12.854             781
--------         ------         ------           -----
MFS VIT Utilities Series
2000* ..         10.000          9.901             218
2001....          9.901          7.362             704
2002....          7.362          5.586             850
2003....          5.586          7.453             779
2004....          7.453          9.523             665
2005....          9.523         10.925             676
--------         ------         ------           -----
Neuberger Berman AMT Mid-Cap Growth
Portfolio
2003....          8.348         10.522              24
2004....         10.522         12.043              37
2005....         12.043         13.481              46
--------         ------         ------           -----
Neuberger Berman AMT Regency Portfolio
2003....          9.816         13.123              10
2004....         13.123         15.803              39
2005....         15.803         17.419              46
--------         ------         ------           -----
Putnam VT Growth and Income Fund
2003....          N/A             N/A             N/A
2004....         10.857         11.872               2
2005....         11.872         12.294               1
--------         ------         ------           -----
Putnam VT Health Science Fund
2003....          8.285          9.653               3
2004....          9.653         10.176              10
2005....         10.176         11.337              24
--------         ------         ------           -----


                                      A-5



                             with EEB and Step-Up                                  with EEB
              ---------------------------------------------------      --------------------------------
                  Accumulation unit value                                  Accumulation unit value
              --------------------------------                         --------------------------------
                                                      Number of
               Beginning            End of           accumulation       Beginning            End of
               of period            period              units           of period            period
              -----------      ---------------      -------------      -----------      ---------------
                 (Accumulation unit value in dollars and Number of accumulation units in thousands)
Scudder VIT Equity 500 Index Fund
2000* ..
2001....         10.000             11.273(1)              1**            10.000             10.485(2)
2002....         11.273              8.596                15              10.485              7.999
2003....          8.596             10.814                 2               7.999             10.069
2004....         10.814             11.741                 2              10.069             10.937
2005....         11.741             12.064                 2              10.937             11.244
--------         ------             --------              --              ------             --------
Scudder VIT Small Cap Index Fund
2003....          N/A               N/A                 N/A                N/A               N/A
2004....          N/A               N/A                 N/A                N/A               N/A
2005....          N/A               N/A                 N/A                N/A               N/A
--------         ------             --------            ----              ------             --------



                with EEB
              -------------
                                  Accumulation unit value
                Number of        -------------------------        Number of
               accumulation       Beginning        End of        accumulation
                  units           of period        period           units
              -------------      -----------      --------      -------------
              (Accumulation unit value in dollars and Number of accumulation units
                                          in thousands)
Scudder VIT Equity 500 Index Fund
2000* ..                            10.000          8.983              7
2001....             3               8.983          7.752            140
2002....            24               7.752          5.917            259
2003....             9               5.917          7.452            210
2004....             9               7.452          8.099            107
2005....             9               8.099          8.330             96
--------            --              ------          -----            ---
Scudder VIT Small Cap Index Fund
2003....           N/A               9.452         13.600              3
2004....           N/A              13.600         15.737              3
2005....           N/A              15.737         16.123              4
--------           ---              ------         ------            ---



                               with EGMDB
              --------------------------------------------
               Accumulation unit value
              -------------------------
                                               Number of
               Beginning        End of        accumulation
               of period        period           units
              -----------      --------      -------------
                (Accumulation unit value in dollars and
                         Number of accumulation
                          units in thousands)
Scudder VIT Equity 500 Index Fund
2000* ..         10.000          8.931             81
2001....          8.931          7.719            453
2002....          7.719          5.901            725
2003....          5.901          7.442            771
2004....          7.442          8.100            647
2005....          8.100          8.344            574
--------         ------          -----            ---
Scudder VIT Small Cap Index Fund
2003....          9.469         13.646             16
2004....         13.646         15.814             15
2005....         15.814         16.226             15
--------         ------         ------            ---


* These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts (July 31, 2000) through December 31, 2000.

** All numbers less than 500 were rounded up to one.

(1) Commenced business on 9/19/01 with an initial unit value of $10.

(2) Commenced business on 9/10/01 with an initial unit value of $10.


(3) Effective following the close of business on May 19, 2003 shares of the American Funds International Fund were substituted for shares of the Delaware VIP Emerging Markets Series. In 2004, the Delaware VIP Emerging Markets Series subaccount was added to the product.

(4) Effective following the close of business on May 19, 2003, shares of the Lincoln VIP Social Awareness were substituted for shares of the Delaware VIP Social Awareness Series. The values in the table for periods prior to the substitution reflect investment in the Delaware VIP Social Awareness Series.


                                      A-6


                      (This page intentionally left blank)

Lincoln ChoicePlus Bonus
Lincoln Life Variable Annuity Account N   (Registrant)

The Lincoln National Life Insurance Company   (Depositor)



Statement of Additional Information (SAI)

This SAI should be read in conjunction with the Lincoln ChoicePlus Bonus prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2006. You may obtain a copy of the Lincoln ChoicePlus Bonus prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, IN 46802-7866, or call 1-888-868-2583.




Table of Contents





Item                                                  Page
Special Terms                                        B-2
Services                                             B-2
Principal Underwriter                                B-2
Purchase of Securities Being Offered                 B-2
Interest Adjustment Example                          B-2
Annuity Payouts                                      B-4
Examples of Regular Income Payment
Calculations                                         B-5


Item                                                  Page
Determination of Accumulation and Annuity Unit
Value                                                B-5
Advertising                                          B-5
Additional Services                                  B-6
Other Information                                    B-7
Financial Statements                                 B-7


This SAI is not a prospectus.

The date of this SAI is May 1, 2006.



Special Terms

The special terms used in this SAI are the ones defined in the Prospectus.


Services

Independent Registered Public Accounting Firm

The financial statements of the VAA and the consolidated financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports, also appearing in this SAI and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.


Keeper of Records


All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with the Delaware Management Holdings, Inc. and Delaware Service Company, Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.




Principal Underwriter
We serve as principal underwriter for the contracts, as described in the prospectus. We are not a member of the Securities Investor Protection Corporation. We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. We offer the contracts through our sales representatives ("Lincoln Sales Representatives"), who are also associated with Lincoln Financial Advisors Corporation, our affiliate and the principal underwriter for certain other contracts issued by us. We also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. We paid $67,422,223, $97,680,796, and $115,249,891 to Lincoln
Sales Representatives and Selling Firms in 2003, 2004, and 2005, respectively, as sales compensation with respect to the contracts. We retained no underwriting commissions for the sale of the contracts.



Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.

Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.


The offering of the contracts is continuous.




Interest Adjustment Example

Note: This example is intended to show how the interest adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the interest adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The interest adjustment may be referred to as a market value adjustment in your contract.


                                                                             B-2

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE

                             CASH SURRENDER VALUES



         Single Premium ...................       $50,000
         Premium taxes ....................       None
         Withdrawals ......................       None
         Guaranteed Period ................       5 years
         Guaranteed Interest Rate .........       3.50%
         Annuity Date .....................       Age 70
         Index Rate A .....................       3.50%
         Index Rate B .....................       4.00% End of contract year 1
                                                  3.50% End of contract year 2
                                                  3.00% End of contract year 3
                                                  2.00% End of contract year 4
         Percentage adjustment to B .......       0.50%



  Formula                       (1 + Index A)n
                        ------------------------------
                                                            -1
                        (1 + Index B + % Adjustment)n

                          SURRENDER VALUE CALCULATION



                                                      (3)
                     (1)            (2)               Adjusted
                     Annuity        Index Rate        Annuity
Contract Year        Value          Factor            Value
---------------      ---------      ------------      ----------
  1 ...........      $51,710         0.962268         $49,759
  2 ...........      $53,480         0.985646         $52,712
  3 ...........      $55,312         1.000000         $55,312
  4 ...........      $57,208         1.009756         $57,766
  5 ...........      $59,170            N/A           $59,170



                     (4)            (5)               (6)              (7)
                     Minimum        Greater of        Surrender        Surrender
Contract Year        Value          (3) & (4)         Charge           Value
---------------      ---------      ------------      -----------      ----------
  1 ...........      $50,710        $50,710           $4,250           $46,460
  2 ...........      $51,431        $52,712           $4,250           $48,462
  3 ...........      $52,162        $55,312           $4,000           $51,312
  4 ...........      $52,905        $57,766           $3,500           $54,266
  5 ...........      $53,658        $59,170           $3,000           $56,170

                           ANNUITY VALUE CALCULATION



                          BOY*                                                  Annual                  EOY**
                          Annuity                 Guaranteed                    Account                 Annuity
Contract Year             Value                   Interest Rate                 Fee                     Value
--------------------      ---------               ---------------               ---------               ----------
  1 ................      $50,000        x            1.035            -        $40            =        $51,710
  2 ................      $51,710        x            1.035            -        $40            =        $53,480
  3 ................      $53,480        x            1.035            -        $40            =        $55,312
  4 ................      $55,312        x            1.035            -        $40            =        $57,208
  5 ................      $57,208        x            1.035            -        $40            =        $59,170

                         SURRENDER CHARGE CALCULATION



                          Surrender
                          Charge                                           Surrender
Contract Year             Factor                   Deposit                 Charge
--------------------      ----------               ---------               ----------
  1 ................           8.5%       x        $50,000        =        $4,250
  2 ................           8.5%       x        $50,000        =        $4,250
  3 ................           8.0%       x        $50,000        =        $4,000
  4 ................           7.0%       x        $50,000        =        $3,500
  5 ................           6.0%       x        $50,000        =        $3,000

B-3

                            INDEX RATE FACTOR CALCULATION



Contract Year            Index A         Index B         Adj Index B         N           Result
------------------       ---------       ---------       -------------       -----       ---------
  1 ..............        3.50%           4.00%             4.50%             4          0.962268
  2 ..............        3.50%           3.50%             4.00%             3          0.985646
  3 ..............        3.50%           3.00%             3.50%             2          1.000000
  4 ..............        3.50%           2.00%             2.50%             1          1.009756
  5 ..............        3.50%            N/A               N/A             N/A            N/A

                           MINIMUM VALUE CALCULATION



                                                   Minimum                       Annual
                                                   Guaranteed                    Account                 Minimum
Contract Year                                      Interest Rate                 Fee                     Value
--------------------                               ---------------               ---------               ----------
  1 ................      $50,000         x            1.015            -        $40            =        $50,710
  2 ................      $50,710         x            1.015            -        $40            =        $51,431
  3 ................      $51,431         x            1.015            -        $40            =        $52,162
  4 ................      $52,162         x            1.015            -        $40            =        $52,905
  5 ................      $52,905         x            1.015            -        $40            =        $53,658

                               * BOY = beginning of year

                                          ** EOY = end of year




Annuity Payouts

Variable Annuity Payouts

Variable annuity payouts will be determined on the basis of:
 o the dollar value of the contract on the annuity commencement date less any applicable premium tax (and less any surrender charges on purchase payments in the contract for less than 12 months if bonus credits applied to the purchase payments);
 o the annuity tables contained in the contract;
 o the type of annuity option selected; and
 o the investment results of the fund(s) selected.

In order to determine the amount of variable annuity payouts, we make the following calculation:
 o first, we determine the dollar amount of the first payout;
 o second, we credit the contract with a fixed number of annuity units based on the amount of the first payout; and
 o third, we calculate the value of the annuity units each period thereafter.

These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 4.00% per annum, depending on the terms of your contract. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.

Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying


                                                                             B-4

the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:
 o The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and
 o A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.



Proof of Age, Sex and Survival


We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.




Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the access period and the impact of a withdrawal on the regular income payments. These examples assume that the investment return is the same as the assumed investment return
(AIR) to make the regular income payment calculations simpler to understand. The regular income payments will vary based on the investment performance of the underlying funds.




         Annuitant ...........................      Male, Age 65
         Secondary Life ......................      Female, Age 63
         Purchase Payment ....................      $200,000.00
         Regular Income Payment Frequency ....      Annual
         AIR .................................      4.0%
         Hypothetical Investment Return ......      4.0%

                                                    15-year Access Period         30-Year Access Period
         Regular Income Payment ..............      $ 10,813.44                   $10,004.94



A 10% withdrawal from the account value will reduce the regular income payments by 10% to $9,732.10 with the 15-year access period and $9,004.45 with the 30-year access period.

At the end of the 15-year access period, the remaining account value of $135,003.88 (assuming no withdrawals) will be used to continue the $10,813.44 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. At the end of the 30-year access period, the remaining account value of $65,108.01 (assuming no withdrawals) will be used to continue the $10,004.94 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. (Note: the regular income payments during the lifetime income period will vary with the investment performance of the underlying funds).



Determination of Accumulation and Annuity Unit Value
A description of the days on which accumulation and annuity units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.


Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.




Advertising
Lincoln National Life Insurance Company (Lincoln Life) is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Lincoln Life. The ratings are not intended to reflect the investment experience or financial strength of the VAA.



B-5


We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.



Additional Services
Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis, amounts from certain subaccounts, or the fixed side (if available) of the contract into the subaccounts. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:

 o the annuity commencement date;
 o the value of the amount being DCA'd is depleted; or
 o you cancel the program by written request or by telephone if we have your telephone authorization on file.

A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or market value adjustment which may apply to transfers. Upon receipt of an additional purchase payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional purchase payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service (AWS) - AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to us. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Contingent deferred sales charges.

Cross Reinvestment Program/Earnings Sweep Program - Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.

The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.


                                                                             B-6

Portfolio Rebalancing - Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. Once the portfolio rebalancing option is activated, any variable subaccount transfers executed outside of the portfolio rebalancing program will terminate the portfolio rebalancing program. Any subsequent purchase payment or withdrawal that modifies the account balance within each variable subaccount may also cause termination of the portfolio rebalancing program. Any such termination will be confirmed to the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the contractowner may make these elections by phone. The portfolio rebalancing program is not available following the annuity commencement date.




Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.



Financial Statements

Financial statements of the VAA and of Lincoln Life appear on the following pages.

                                  Prospectus 2

Lincoln ChoicePlus II Bonus
Lincoln Life Variable Annuity Account N
Individual Variable Annuity Contracts
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street

Fort Wayne, IN 46802-7866
www.LFG.com

1-888-868-2583

This prospectus describes the individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life). It is primarily for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount, if available, or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you generally may choose to receive a death benefit upon the death of the annuitant.

The minimum initial purchase payment for the contract is $10,000 . Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.

Except as noted below, you choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time. If your purchase payments, bonus credits and persistency credits are in the fixed account, we guarantee your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. Also, an interest adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a guaranteed period.

We do offer variable annuity contracts that have lower fees. Expenses for contracts offering a bonus or persistency credit may be higher. Because of this, the amount of the bonus or persistency credits may, over time, be offset by additional fees and charges.

You should carefully consider whether or not this contract is the best product for you.

All purchase payments, bonus credits and persistency credits for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.

The available funds are listed below:


AIM Variable Insurance Funds (Series II):
     AIM V.I. Capital Appreciation Fund**
     (formerly AIM V.I. Growth Fund)
     AIM V.I. Core Equity Fund**
     (formerly AIM V.I. Premier Equity Fund)
     AIM V.I. International Growth Fund**
AllianceBernstein Variable Products Series Fund (Class B):
     AllianceBernstein Global Technology Portfolio
     AllianceBernstein Growth and Income Portfolio
     AllianceBernstein International Value Portfolio*
     AllianceBernstein Large Cap Growth Portfolio***
     AllianceBernstein Small/Mid Cap Value Portfolio


American Century Investments Variable Products (Class II):
     American Century Investments VP Inflation Protection Fund
American Funds Insurance SeriesSM (Class 2):
   American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund

     American Funds International Fund
Baron Capital Funds Trust (Insurance Shares):
     Baron Capital Asset Fund*


                                                                               1


Delaware VIP Trust (Service Class):
     Delaware VIP Capital Reserves Series

   Delaware VIP Diversified Income Series
     Delaware VIP Emerging Markets Series
     Delaware VIP High Yield Series
     Delaware VIP REIT Series
     Delaware VIP Small Cap Value Series

     Delaware VIP Trend Series
     Delaware VIP U.S. Growth Series*****
     Delaware VIP Value Series
DWS Investments VIT Funds (Class A):
(formerly Scudder Investments VIT Funds)
     DWS Equity 500 Index VIP
     (formerly Scudder VIT Equity 500 Index Fund)
     DWS Small Cap Index VIP
     (formerly Scudder VIT Small Cap Index Fund)
Fidelity (Reg. TM) Variable Insurance Products (Service Class 2):

     Fidelity (Reg. TM) VIP Contrafund Portfolio
     Fidelity (Reg. TM) VIP Equity-Income Portfolio***
     Fidelity (Reg. TM) VIP Growth Portfolio

     Fidelity (Reg. TM) VIP Mid Cap Portfolio

     Fidelity (Reg. TM) VIP Overseas Portfolio

Franklin Templeton Variable Insurance Products Trust (Class 2):
     FTVIPT Franklin Income Securities Fund*
     FTVIPT Franklin Small-Mid Cap Growth Securities Fund
     FTVIPT Mutual Shares Securities Fund*
     FTVIPT Templeton Global Income Securities Fund

     FTVIPT Templeton Growth Securities Fund
Janus Aspen Series (Service Class):
     Janus Aspen Balanced Portfolio***
     Janus Aspen Mid Cap Growth Portfolio***
     Janus Aspen Worldwide Growth Portfolio**
Lincoln Variable Insurance Products Trust (Standard Class):
     Lincoln VIP Aggressive Growth Fund
     Lincoln VIP Bond Fund
     Lincoln VIP Capital Appreciation Fund
     Lincoln VIP Global Asset Allocation Fund
     Lincoln VIP International Fund
     Lincoln VIP Money Market Fund
     Lincoln VIP Social Awareness Fund

Lincoln Variable Insurance Products Trust (Service Class):

     Lincoln VIP Core Fund

     Lincoln VIP Equity-Income Fund****

     Lincoln VIP Growth Fund
     Lincoln VIP Growth and Income Fund
     Lincoln VIP Growth Opportunities Fund
     Lincoln VIP Conservative Profile Fund
     Lincoln VIP Moderate Profile Fund
     Lincoln VIP Moderately Aggressive Profile Fund
     Lincoln VIP Aggressive Profile Fund

MFS (Reg. TM) Variable Insurance TrustSM (Service Class):
     MFS (Reg. TM) VIT Capital Opportunities Series***
     MFS (Reg. TM) VIT Emerging Growth Series***
     MFS (Reg. TM) VIT Total Return Series
     MFS (Reg. TM) VIT Utilities Series

Neuberger Berman Advisers Management Trust (I Class):

     Neuberger Berman AMT Mid-Cap Growth Portfolio
     Neuberger Berman AMT Regency Portfolio
Putnam Variable Trust (Class IB):
     Putnam VT Growth & Income Fund**
     Putnam VT Health Sciences Fund**


* These funds will be available for allocations of purchase payments or contract value on or around June 5, 2006. Check with your investment representative regarding availability.


** These funds are not offered in contracts issued on or after May 24, 2004.


*** These funds are not offered in contracts issued on or after June 6, 2005.

**** This fund is only available for contracts issued on or after June 6, 2005.


***** This fund is currently offered in contracts issued prior to June 6, 2005, and will be available for contracts issued on or after this date on or around June 5, 2006. Check with your investment representative regarding availability.



This prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that accompany this prospectus, and keep all prospectuses for future reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

More information about the contracts is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, IN 46802-7866, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.


May 1, 2006


2

Table of Contents



Item                                                               Page
Special Terms                                                       4
Expense Tables                                                      5
Summary of Common Questions                                        12
The Lincoln National Life Insurance Company                        15
Variable Annuity Account (VAA)                                     15
Investments of the Variable Annuity Account                        15
Charges and Other Deductions                                       20
The Contracts                                                      24
 Purchase Payments                                                 25
 Bonus Credits                                                     25
 Persistency Credits                                               25
 Transfers On or Before the Annuity Commencement Date              26
 Death Benefit                                                     28
 Investment Requirements                                           33
 Lincoln SmartSecuritySM Advantage                                 34
 Surrenders and Withdrawals                                        37
 Distribution of the Contracts                                     39
 i4LIFE (Reg. TM) Advantage                                        40
 4LATERSM Advantage                                                45
 Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage         50
 Annuity Payouts                                                   51
 Fixed Side of the Contract                                        53
Federal Tax Matters                                                54
Additional Information                                             59
 Voting Rights                                                     59
 Return Privilege                                                  59
 Other Information                                                 59
 Legal Proceedings                                                 60
Contents of the Statement of Additional Information (SAI)
for Lincoln Life Variable Annuity Account N                        61
Appendix A - Condensed Financial Information                       A-1


                                                                               3


Special Terms

In this prospectus, the following terms have the indicated meanings:


4LATERSM Advantage or 4LATER - An option that provides an Income Base during the accumulation period, which can be used to establish a Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage in the future.

Account or variable annuity account (VAA) - The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.


Accumulation unit - A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.

Annuitant - The person upon whose life the annuity benefit payments are based, and upon whose life a death benefit may be paid.

Annuity commencement date - The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout - An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.


Annuity unit - A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date. See Annuity Payouts.


Beneficiary - The person you choose to receive any death benefit paid if you die before the annuity commencement date.


Bonus credit - The additional amount credited to the contract for each purchase payment.


Contractowner (you, your, owner) - The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the contractowner is the annuitant.


Contract value (may be referenced to as account value in marketing materials) - At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract, if any.


Contract year - Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.


Death benefit - Before the annuity commencement date, the amount payable to your designated beneficiary if the contractowner dies or, if selected, to the contractowner if the annuitant dies. See The Contracts - Death Benefit for a description of the various death benefit options.

Guaranteed Income Benefits - Options that each provide a guaranteed minimum payout floor for the i4LIFE (Reg. TM) Advantage regular income payments.

i4LIFE (Reg. TM) Advantage - An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period.


Lincoln Life (we, us, our) - The Lincoln National Life Insurance Company.


Lincoln SmartSecuritySM Advantage - Provides a Guaranteed Amount to access through periodic withdrawals.

Persistency credit - The additional amount credited to the contract after the fourteenth contract anniversary.


Purchase payments - Amounts paid into the contract other than bonus credits and persistency credits.

Selling group individuals - A contractowner who meets one of the following criteria at the time of the contract purchase and who purchases the contract without the assistance of a sales representative under contract with us:
 o Employees and registered representatives of any member of the selling group (broker-dealers who have selling agreements with us) and their spouses and minor children

 o Officers, directors, trustees or bona-fide full-time employees and their spouses and minor children, of Lincoln Financial Group or any of the investment advisers of the funds currently being offered, or their affiliated or managed companies.
 o Effective June 15, 2005, the version of this product offered to Selling Group Individuals is no longer available for new sales.


Subaccount - The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date - Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period - The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.


4


Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options and/or the fixed account. State premium taxes may also be deducted.


Contractowner Transaction Expenses:



  o        Surrender charge (as a percentage of purchase payments surrendered/withdrawn):        8.50%*


* The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and Other Deductions - Surrender Charge.


We may apply the interest adjustment to amounts being withdrawn, surrendered or transferred from a guaranteed period account only (except for dollar cost averaging, portfolio rebalancing, cross-reinvestment, withdrawals up to the annual withdrawal limit under the Lincoln SmartSecuritySM Advantage and regular income payments under i4LIFE (Reg. TM) Advantage). See Fixed Side of the Contract.


The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual Account Fee: $35*

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts):


                                                  Estate Enhancement
                                                  Benefit Rider (EEB)
                                                  in combination
                                                  with 5% Step Up
                                                  ---------------------
o        Mortality and expense risk charge               1.70%
o        Administrative charge                           0.15%
                                                          ----
o        Total annual charge for each
         subaccount                                      1.85%



         Estate Enhancement
         Benefit Rider (EEB)                             Enhanced Guaranteed        Guarantee of
         without 5%                 5% Step Up           Minimum Death              Principal death
         Step Up                    death benefit        Benefit (EGMDB)            benefit (GOP)
         ---------------------      ---------------      ---------------------      ----------------
o               1.65%                   1.60%                   1.45%                    1.35%
o               0.15%                   0.15%                   0.15%                    0.15%
                 ----                    ----                    ----                     ----
o
                1.80%                   1.75%                   1.60%                    1.50%


*The account fee will be waived if your contract value is $100,000 or more at the end of any particular contract year. This account fee may be less in some states and will be waived after the fifteenth contract year.



Optional Rider Charges:



Lincoln SmartSecuritySM Advantage:




                                                     Lincoln SmartSecuritySM            Lincoln SmartSecuritySM
                                                   Advantage - 5 Year Elective        Advantage - 1 Year Automatic
                                                          Step-Up option                     Step-Up option
                                                  -----------------------------      -----------------------------
o        Guaranteed maximum annual
         percentage charge*                                  0.95%                               1.50%
o        Current annual percentage charge*                   0.45%                               0.65%



*The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as adjusted for purchase payments, bonus credits, step-ups and withdrawals. This charge is deducted from the contract value on a quarterly basis. See Charges and Other Deductions for further information.



4LATERSM Advantage:





o        Guaranteed maximum annual
         percentage charge*                       1.50%
o        Current annual percentage charge*        0.50%



*The annual percentage charge for the 4LATERSM Advantage is multiplied by the Income Base (initial purchase payment or contract value at the time of election) as adjusted for purchase payments, automatic 15% Enhancements, Resets and withdrawals. The 4LATERSM charge is deducted from the subaccounts on a quarterly basis.


The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2005. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.



                                                                               5



                                                      Minimum        Maximum
                                                     ---------      --------
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses):           0.34%          6.86%
Net Total Annual Fund Operating Expenses
(after contractual waivers/reimbursements*):         0.28%          1.72%



* 22 of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2007.


6


The following table shows the expenses charged by each fund for the year ended December 31, 2005:


(as a percentage of each fund's average net assets):



                                                                              Management
                                                                             Fees (before
                                                                             any waivers/
                                                                            reimbursements)      +
AIM V.I. Capital Appreciation Fund (Series II)(1)(2)                        0.61        %
AIM V.I. Core Equity Fund (Series II)(1)(2)(3)                              0.60
AIM V.I. International Growth Fund (Series II)(1)                           0.73
AllianceBernstein Growth and Income Portfolio (Class B)                     0.55
AllianceBernstein Large Cap Growth Portfolio (Class B)                      0.75
AllianceBernstein International Value Portfolio (Class B)(4)                0.75
AllianceBernstein Small/Mid Cap Value Portfolio (Class B)                   0.75
AllianceBernstein Global Technology Portfolio (Class B)                     0.75
American Century Investments VP II Inflation Protection (Class II)          0.49
American Funds Global Growth Fund (Class 2)(5)                              0.58
American Funds Global Small Capitalization Fund (Class 2)(5)                0.74
American Funds Growth Fund (Class 2)(5)                                     0.33
American Funds Growth-Income Fund (Class 2)(5)                              0.28
American Funds International Fund (Class 2)(5)                              0.52
Baron Capital Asset Fund (Insurance Shares)                                 1.00
Delaware VIP Capital Reserves Series (Service Class)(6)                     0.50
Delaware VIP Diversified Income Series (Service Class)(7)                   0.65
Delaware VIP Emerging Markets Series (Service Class)(8)                     1.25
Delaware VIP High Yield Series (Service Class)(9)                           0.65
Delaware VIP Value Series (Service Class)(10)                               0.65
Delaware VIP REIT Series (Service Class)(11)                                0.73
Delaware VIP Small Cap Value Series (Service Class)(12)                     0.73
Delaware VIP Trend Series (Service Class)(13)                               0.74
Delaware VIP U.S. Growth Series (Service Class)(14)                         0.65
DWS Equity 500 Index VIP (Class A)(15)                                      0.19
DWS Small Cap Index VIP (Class A)                                           0.35
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service Class 2)(16)           0.57
Fidelity (Reg. TM) VIP Equity-Income Portfolio (Service Class 2)(17)        0.47
Fidelity (Reg. TM) VIP Growth Portfolio (Service Class 2)(18)               0.57
Fidelity (Reg. TM) VIP Mid Cap Portfolio (Service Class 2)(19)              0.57
Fidelity (Reg. TM) VIP Overseas Portfolio (Service Class 2)(20)             0.72
FTVIPT Franklin Income Securities Fund (Class 2)                            0.46
FTVIPT Franklin Small-Mid Cap Growth Securities Fund (Class 2)(21)          0.48
FTVIPT Mutual Shares Securities Fund (Class 2)                              0.60
FTVIPT Templeton Global Income Securities Fund (Class 2)                    0.62
FTVIPT Templeton Growth Securities Fund (Class 2)                           0.75
Janus Aspen Mid Cap Growth Portfolio (Service Class)                        0.64
Janus Aspen Balanced Portfolio (Service Class)                              0.55
Janus Aspen Worldwide Growth Portfolio (Service Class)(22)                  0.60
Lincoln VIP Aggressive Growth Fund (Standard Class)                         0.74
Lincoln VIP Bond Fund (Standard Class)                                      0.35
Lincoln VIP Capital Appreciation Fund (Standard Class)(23)                  0.74
Lincoln VIP Core Fund (Service Class)(24)                                   0.69



                                                                              12b-1 Fees                  Other Expenses
                                                                              (before any                   (before any
                                                                               waivers/                      waivers/
                                                                            reimbursements)      +        reimbursements)
AIM V.I. Capital Appreciation Fund (Series II)(1)(2)                        0.25        %                 0.29        %
AIM V.I. Core Equity Fund (Series II)(1)(2)(3)                              0.25                          0.27
AIM V.I. International Growth Fund (Series II)(1)                           0.25                          0.38
AllianceBernstein Growth and Income Portfolio (Class B)                     0.25                          0.05
AllianceBernstein Large Cap Growth Portfolio (Class B)                      0.25                          0.06
AllianceBernstein International Value Portfolio (Class B)(4)                0.25                          0.12
AllianceBernstein Small/Mid Cap Value Portfolio (Class B)                   0.25                          0.12
AllianceBernstein Global Technology Portfolio (Class B)                     0.25                          0.17
American Century Investments VP II Inflation Protection (Class II)          0.25                          0.01
American Funds Global Growth Fund (Class 2)(5)                              0.25                          0.04
American Funds Global Small Capitalization Fund (Class 2)(5)                0.25                          0.05
American Funds Growth Fund (Class 2)(5)                                     0.25                          0.02
American Funds Growth-Income Fund (Class 2)(5)                              0.25                          0.01
American Funds International Fund (Class 2)(5)                              0.25                          0.05
Baron Capital Asset Fund (Insurance Shares)                                 0.25                          0.09
Delaware VIP Capital Reserves Series (Service Class)(6)                     0.30                          0.21
Delaware VIP Diversified Income Series (Service Class)(7)                   0.30                          0.21
Delaware VIP Emerging Markets Series (Service Class)(8)                     0.30                          0.32
Delaware VIP High Yield Series (Service Class)(9)                           0.30                          0.13
Delaware VIP Value Series (Service Class)(10)                               0.30                          0.13
Delaware VIP REIT Series (Service Class)(11)                                0.30                          0.12
Delaware VIP Small Cap Value Series (Service Class)(12)                     0.30                          0.12
Delaware VIP Trend Series (Service Class)(13)                               0.30                          0.13
Delaware VIP U.S. Growth Series (Service Class)(14)                         0.30                          0.16
DWS Equity 500 Index VIP (Class A)(15)                                      0.00                          0.15
DWS Small Cap Index VIP (Class A)                                           0.00                          0.16
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service Class 2)(16)           0.25                          0.09
Fidelity (Reg. TM) VIP Equity-Income Portfolio (Service Class 2)(17)        0.25                          0.09
Fidelity (Reg. TM) VIP Growth Portfolio (Service Class 2)(18)               0.25                          0.10
Fidelity (Reg. TM) VIP Mid Cap Portfolio (Service Class 2)(19)              0.25                          0.12
Fidelity (Reg. TM) VIP Overseas Portfolio (Service Class 2)(20)             0.25                          0.17
FTVIPT Franklin Income Securities Fund (Class 2)                            0.25                          0.02
FTVIPT Franklin Small-Mid Cap Growth Securities Fund (Class 2)(21)          0.25                          0.28
FTVIPT Mutual Shares Securities Fund (Class 2)                              0.25                          0.18
FTVIPT Templeton Global Income Securities Fund (Class 2)                    0.25                          0.12
FTVIPT Templeton Growth Securities Fund (Class 2)                           0.25                          0.07
Janus Aspen Mid Cap Growth Portfolio (Service Class)                        0.25                          0.03
Janus Aspen Balanced Portfolio (Service Class)                              0.25                          0.02
Janus Aspen Worldwide Growth Portfolio (Service Class)(22)                  0.25                          0.01
Lincoln VIP Aggressive Growth Fund (Standard Class)                         0.00                          0.13
Lincoln VIP Bond Fund (Standard Class)                                      0.00                          0.06
Lincoln VIP Capital Appreciation Fund (Standard Class)(23)                  0.00                          0.09
Lincoln VIP Core Fund (Service Class)(24)                                   0.25                          2.92



                                                                                                               Total
                                                                                     Total Expenses         Contractual
                                                                                       (before any            waivers/
                                                                                        waivers/           reimbursements
                                                                            =        reimbursements)          (if any)
AIM V.I. Capital Appreciation Fund (Series II)(1)(2)                                 1.15        %
AIM V.I. Core Equity Fund (Series II)(1)(2)(3)                                       1.12
AIM V.I. International Growth Fund (Series II)(1)                                    1.36
AllianceBernstein Growth and Income Portfolio (Class B)                              0.85
AllianceBernstein Large Cap Growth Portfolio (Class B)                               1.06
AllianceBernstein International Value Portfolio (Class B)(4)                         1.12                 -0.01        %
AllianceBernstein Small/Mid Cap Value Portfolio (Class B)                            1.12
AllianceBernstein Global Technology Portfolio (Class B)                              1.17
American Century Investments VP II Inflation Protection (Class II)                   0.75
American Funds Global Growth Fund (Class 2)(5)                                       0.87
American Funds Global Small Capitalization Fund (Class 2)(5)                         1.04
American Funds Growth Fund (Class 2)(5)                                              0.60
American Funds Growth-Income Fund (Class 2)(5)                                       0.54
American Funds International Fund (Class 2)(5)                                       0.82
Baron Capital Asset Fund (Insurance Shares)                                          1.34
Delaware VIP Capital Reserves Series (Service Class)(6)                              1.01                 -0.05
Delaware VIP Diversified Income Series (Service Class)(7)                            1.16                 -0.12
Delaware VIP Emerging Markets Series (Service Class)(8)                              1.87                 -0.15
Delaware VIP High Yield Series (Service Class)(9)                                    1.08                 -0.05
Delaware VIP Value Series (Service Class)(10)                                        1.08                 -0.05
Delaware VIP REIT Series (Service Class)(11)                                         1.15                 -0.05
Delaware VIP Small Cap Value Series (Service Class)(12)                              1.15                 -0.05
Delaware VIP Trend Series (Service Class)(13)                                        1.17                 -0.05
Delaware VIP U.S. Growth Series (Service Class)(14)                                  1.11                 -0.05
DWS Equity 500 Index VIP (Class A)(15)                                               0.34                 -0.06
DWS Small Cap Index VIP (Class A)                                                    0.51
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service Class 2)(16)                    0.91
Fidelity (Reg. TM) VIP Equity-Income Portfolio (Service Class 2)(17)                 0.81
Fidelity (Reg. TM) VIP Growth Portfolio (Service Class 2)(18)                        0.92
Fidelity (Reg. TM) VIP Mid Cap Portfolio (Service Class 2)(19)                       0.94
Fidelity (Reg. TM) VIP Overseas Portfolio (Service Class 2)(20)                      1.14
FTVIPT Franklin Income Securities Fund (Class 2)                                     0.73
FTVIPT Franklin Small-Mid Cap Growth Securities Fund (Class 2)(21)                   1.01                 -0.02
FTVIPT Mutual Shares Securities Fund (Class 2)                                       1.03
FTVIPT Templeton Global Income Securities Fund (Class 2)                             0.99
FTVIPT Templeton Growth Securities Fund (Class 2)                                    1.07
Janus Aspen Mid Cap Growth Portfolio (Service Class)                                 0.92
Janus Aspen Balanced Portfolio (Service Class)                                       0.82
Janus Aspen Worldwide Growth Portfolio (Service Class)(22)                           0.86
Lincoln VIP Aggressive Growth Fund (Standard Class)                                  0.87
Lincoln VIP Bond Fund (Standard Class)                                               0.41
Lincoln VIP Capital Appreciation Fund (Standard Class)(23)                           0.83                 -0.13
Lincoln VIP Core Fund (Service Class)(24)                                            3.86                 -2.77



                                                                            Total Expenses
                                                                                (after
                                                                             Contractual
                                                                               waivers/
                                                                            reimbursements
                                                                                  s)
AIM V.I. Capital Appreciation Fund (Series II)(1)(2)
AIM V.I. Core Equity Fund (Series II)(1)(2)(3)
AIM V.I. International Growth Fund (Series II)(1)
AllianceBernstein Growth and Income Portfolio (Class B)
AllianceBernstein Large Cap Growth Portfolio (Class B)
AllianceBernstein International Value Portfolio (Class B)(4)                1.11        %
AllianceBernstein Small/Mid Cap Value Portfolio (Class B)
AllianceBernstein Global Technology Portfolio (Class B)
American Century Investments VP II Inflation Protection (Class II)
American Funds Global Growth Fund (Class 2)(5)
American Funds Global Small Capitalization Fund (Class 2)(5)
American Funds Growth Fund (Class 2)(5)
American Funds Growth-Income Fund (Class 2)(5)
American Funds International Fund (Class 2)(5)
Baron Capital Asset Fund (Insurance Shares)
Delaware VIP Capital Reserves Series (Service Class)(6)                     0.96
Delaware VIP Diversified Income Series (Service Class)(7)                   1.04
Delaware VIP Emerging Markets Series (Service Class)(8)                     1.72
Delaware VIP High Yield Series (Service Class)(9)                           1.03
Delaware VIP Value Series (Service Class)(10)                               1.03
Delaware VIP REIT Series (Service Class)(11)                                1.10
Delaware VIP Small Cap Value Series (Service Class)(12)                     1.10
Delaware VIP Trend Series (Service Class)(13)                               1.12
Delaware VIP U.S. Growth Series (Service Class)(14)                         1.06
DWS Equity 500 Index VIP (Class A)(15)                                      0.28
DWS Small Cap Index VIP (Class A)
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service Class 2)(16)
Fidelity (Reg. TM) VIP Equity-Income Portfolio (Service Class 2)(17)
Fidelity (Reg. TM) VIP Growth Portfolio (Service Class 2)(18)
Fidelity (Reg. TM) VIP Mid Cap Portfolio (Service Class 2)(19)
Fidelity (Reg. TM) VIP Overseas Portfolio (Service Class 2)(20)
FTVIPT Franklin Income Securities Fund (Class 2)
FTVIPT Franklin Small-Mid Cap Growth Securities Fund (Class 2)(21)          0.99
FTVIPT Mutual Shares Securities Fund (Class 2)
FTVIPT Templeton Global Income Securities Fund (Class 2)
FTVIPT Templeton Growth Securities Fund (Class 2)
Janus Aspen Mid Cap Growth Portfolio (Service Class)
Janus Aspen Balanced Portfolio (Service Class)
Janus Aspen Worldwide Growth Portfolio (Service Class)(22)
Lincoln VIP Aggressive Growth Fund (Standard Class)
Lincoln VIP Bond Fund (Standard Class)
Lincoln VIP Capital Appreciation Fund (Standard Class)(23)                  0.70
Lincoln VIP Core Fund (Service Class)(24)                                   1.09


                                                                               7



                                                                            Management                    12b-1 Fees
                                                                           Fees (before                   (before any
                                                                           any waivers/                    waivers/
                                                                          reimbursements)      +        reimbursements)
Lincoln VIP Equity-Income Fund (Service Class)(25)                        0.73        %                 0.25        %
Lincoln VIP Global Asset Allocation Fund (Standard Class)                 0.74                          0.00
Lincoln VIP Growth Fund (Service Class)(26)                               0.74                          0.25
Lincoln VIP Growth and Income Fund (Service Class)                        0.33                          0.25
Lincoln VIP Growth Opportunities Fund (Service Class)(27)                 0.99                          0.25
Lincoln VIP International Fund (Standard Class)                           0.76                          0.00
Lincoln VIP Money Market Fund (Standard Class)                            0.44                          0.00
Lincoln VIP Social Awareness Fund (Standard Class)                        0.35                          0.00
Lincoln VIP Conservative Profile Fund (Service Class) (28)                0.25                          0.25
Lincoln VIP Moderate Profile Fund (Service Class)(28)                     0.25                          0.25
Lincoln VIP Moderately Aggressive Profile Fund (Service Class)(28)        0.25                          0.25
Lincoln VIP Aggressive Profile Fund (Service Class)(28)                   0.25                          0.25
MFS (Reg. TM) VIT Capital Opportunities Series (Service Class)(29)        0.75                          0.25
MFS (Reg. TM) VIT Trust Emerging Growth Series (Service Class)(29)        0.75                          0.25
MFS (Reg. TM) VIT Trust Total Return Series (Service Class)(29)           0.75                          0.25
MFS (Reg. TM) VIT Trust Utilities Series (Service Class)(29)              0.75                          0.25
Neuberger Berman AMT Mid-Cap Growth Portfolio (I Class)(30)               0.83                          0.00
Neuberger Berman AMT Regency Portfolio (I Class)(30)                      0.85                          0.00
Putnam VT Growth & Income Fund (Class 1B)                                 0.49                          0.25
Putnam VT Health Sciences Fund (Class 1B)                                 0.70                          0.25



                                                                                   Other Expenses
                                                                                     (before any
                                                                                      waivers/
                                                                          +        reimbursements)      =
Lincoln VIP Equity-Income Fund (Service Class)(25)                                 0.07        %
Lincoln VIP Global Asset Allocation Fund (Standard Class)                          0.19
Lincoln VIP Growth Fund (Service Class)(26)                                        2.48
Lincoln VIP Growth and Income Fund (Service Class)                                 0.05
Lincoln VIP Growth Opportunities Fund (Service Class)(27)                          5.62
Lincoln VIP International Fund (Standard Class)                                    0.16
Lincoln VIP Money Market Fund (Standard Class)                                     0.10
Lincoln VIP Social Awareness Fund (Standard Class)                                 0.07
Lincoln VIP Conservative Profile Fund (Service Class) (28)                         2.01
Lincoln VIP Moderate Profile Fund (Service Class)(28)                              1.17
Lincoln VIP Moderately Aggressive Profile Fund (Service Class)(28)                 1.36
Lincoln VIP Aggressive Profile Fund (Service Class)(28)                            2.57
MFS (Reg. TM) VIT Capital Opportunities Series (Service Class)(29)                 0.23
MFS (Reg. TM) VIT Trust Emerging Growth Series (Service Class)(29)                 0.13
MFS (Reg. TM) VIT Trust Total Return Series (Service Class)(29)                    0.09
MFS (Reg. TM) VIT Trust Utilities Series (Service Class)(29)                       0.15
Neuberger Berman AMT Mid-Cap Growth Portfolio (I Class)(30)                        0.10
Neuberger Berman AMT Regency Portfolio (I Class)(30)                               0.16
Putnam VT Growth & Income Fund (Class 1B)                                          0.05
Putnam VT Health Sciences Fund (Class 1B)                                          0.11



                                                                                                    Total
                                                                          Total Expenses         Contractual
                                                                            (before any            waivers/
                                                                             waivers/           reimbursements
                                                                          reimbursements)          (if any)
Lincoln VIP Equity-Income Fund (Service Class)(25)                        1.05        %        -0.04        %
Lincoln VIP Global Asset Allocation Fund (Standard Class)                 0.93
Lincoln VIP Growth Fund (Service Class)(26)                               3.47                 -2.36
Lincoln VIP Growth and Income Fund (Service Class)                        0.63
Lincoln VIP Growth Opportunities Fund (Service Class)(27)                 6.86                 -5.43
Lincoln VIP International Fund (Standard Class)                           0.92
Lincoln VIP Money Market Fund (Standard Class)                            0.54
Lincoln VIP Social Awareness Fund (Standard Class)                        0.42
Lincoln VIP Conservative Profile Fund (Service Class) (28)                2.51                 -1.23
Lincoln VIP Moderate Profile Fund (Service Class)(28)                     1.67                 -0.30
Lincoln VIP Moderately Aggressive Profile Fund (Service Class)(28)        1.86                 -0.49
Lincoln VIP Aggressive Profile Fund (Service Class)(28)                   3.07                 -1.61
MFS (Reg. TM) VIT Capital Opportunities Series (Service Class)(29)        1.23                 -0.08
MFS (Reg. TM) VIT Trust Emerging Growth Series (Service Class)(29)        1.13
MFS (Reg. TM) VIT Trust Total Return Series (Service Class)(29)           1.09
MFS (Reg. TM) VIT Trust Utilities Series (Service Class)(29)              1.15
Neuberger Berman AMT Mid-Cap Growth Portfolio (I Class)(30)               0.93
Neuberger Berman AMT Regency Portfolio (I Class)(30)                      1.01
Putnam VT Growth & Income Fund (Class 1B)                                 0.79
Putnam VT Health Sciences Fund (Class 1B)                                 1.06



                                                                          Total Expenses
                                                                              (after
                                                                           Contractual
                                                                             waivers/
                                                                          reimbursements
                                                                                s)
Lincoln VIP Equity-Income Fund (Service Class)(25)                        1.01        %
Lincoln VIP Global Asset Allocation Fund (Standard Class)
Lincoln VIP Growth Fund (Service Class)(26)                               1.11
Lincoln VIP Growth and Income Fund (Service Class)
Lincoln VIP Growth Opportunities Fund (Service Class)(27)                 1.43
Lincoln VIP International Fund (Standard Class)
Lincoln VIP Money Market Fund (Standard Class)
Lincoln VIP Social Awareness Fund (Standard Class)
Lincoln VIP Conservative Profile Fund (Service Class) (28)                1.28
Lincoln VIP Moderate Profile Fund (Service Class)(28)                     1.37
Lincoln VIP Moderately Aggressive Profile Fund (Service Class)(28)        1.37
Lincoln VIP Aggressive Profile Fund (Service Class)(28)                   1.46
MFS (Reg. TM) VIT Capital Opportunities Series (Service Class)(29)        1.15
MFS (Reg. TM) VIT Trust Emerging Growth Series (Service Class)(29)
MFS (Reg. TM) VIT Trust Total Return Series (Service Class)(29)
MFS (Reg. TM) VIT Trust Utilities Series (Service Class)(29)
Neuberger Berman AMT Mid-Cap Growth Portfolio (I Class)(30)
Neuberger Berman AMT Regency Portfolio (I Class)(30)
Putnam VT Growth & Income Fund (Class 1B)
Putnam VT Health Sciences Fund (Class 1B)



(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The Fee Waiver has been restated to reflect this agreement. The expense limitation agreement is in effect through April 30, 2007.

(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation Fund and AIM V.I. Core Equity Fund and June 12, 2006 for AIM V.I. Large Cap Growth Fund, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.

(3) Effective upon the closing of the Reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.16% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The Fee Waiver has been restated to reflect this agreement. The expense limitation agreement is in effect through April 30, 2007.

(4) Represents a one time waiver of certain legal and accounting expenses paid to the Advisor.

(5) The investment adviser began waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in the Series' prospectus and in the audited financial statements in the Series' annual report.

(6) The investment advisor for the Delaware VIP Capital Reserves Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.80%. Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, certain insurance expenses and 12b-1 fees) will not exceed 0.70%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.50% on the first $500 million, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, 0.425% on assets in excess of $2.5 billion, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective



8


   May 1, 2006 through April 30, 2007, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(7) The investment advisor for the Delaware VIP Diversified Income Series is Delaware Management Company ("DMC"). Since inception through April 30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.80%. Without such an arrangement, the total operating expense for the Series would have been 0.86% for the fiscal year 2005 (excluding 12b-1 fees). Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, Extraordinary expenses, certain insurance expenses and 12b-1 fees) will not exceed 0.81%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, 0.50% on assets in excess of $2.5 billion, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2006 through April 30, 2007, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(8) The investment advisor for the Delaware VIP Emerging Markets Series is Delaware Management Company ("DMC"); the sub-advisor is Mondrian Investment Partners, Ltd. ("Mondrian"). For the period May 1, 2002 through April 30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 1.50%. Without such an arrangement, the total operating expense for the Series would have been 1.57% for the fiscal year 2005 (excluding 12b-1 fees). Effective May 1, 2006 through April 30, 2007, Mondrian has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 1.50%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 1.25% on the first $500 million, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, 1.10% on assets in excess of $2.5 billion, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2006 through April 30, 2007, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(9) The investment advisor for the Delaware VIP High Yield Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.80%. Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, certain insurance expenses and 12b-1 fees) will not exceed 0.78%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, 0.50% on assets in excess of $2.5 billion, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2006 through April 30, 2007, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(10) The investment advisor for the Delaware VIP Value Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.80%. In addition, for the period May 1, 2002 through April 30, 2006, DMC voluntarily elected to waive its management fee for this Series to 0.60%. Without such an arrangement, the total operating expense for the Series would have been 0.73% for the fiscal year 2005 (excluding 12b-1 fees). Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, certain insurance expenses and 12b-1 fees) will not exceed 0.86%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, 0.50% on assets in excess of $2.5 billion, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2006 through April 30, 2007, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(11) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, certain insurance expenses and 12b-1 fees) will not exceed 1.00%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $2.5 billion, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2006 through April 30, 2007, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(12) The investment advisor for the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, certain insurance expenses and 12b-1 fees) will not exceed 1.03%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $2.5 billion, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2006 through April 30, 2007, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(13) The investment advisor for the Delaware VIP Trend Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, certain insurance expenses and 12b-1 fees) will not exceed 0.92%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $2.5 billion, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2006 through April 30, 2007, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(14) The investment advisor for the Delaware VIP US Growth Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April



                                                                               9


    30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.80%. Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, certain insurance expenses and 12b-1 fees) will not exceed 0.87%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, 0.50% on assets in excess of $2.5 billion, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2006 through April 30, 2007, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(15) Effective September 19, 2005, the Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.28% for Class A and 0.53% for Class B shares until April 30, 2009.

(16) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the funds' custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including thee reductions, the total class operating expenses would have been 0.64% for initial class; 0.74% for service class; and 0.89% for service class 2. These offsets may be discontinued at any time.

(17) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.55% for initial class; 0.65% for service class; and 0.80% for service class 2. These offsets may be discontinued at any time.

(18) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.63% for initial class; 0.73% for service class; and 0.88% for service class 2. These offsets may be discontinued at any time.

(19) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.64% for initial class; 0.74% for service class; and 0.89% for service class 2. These offsets may be discontinued at any time.

(20) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.82% for initial class; 0.92% for service class; and 1.07% for service class 2. These offsets may be discontinued at any time.

(21) The Fund's manager had agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund for cash management. This arrangement will continue for as long as the Fund invests in the Money Market Fund.

(22) Effective February 1, 2006 for Worldwide Growth Portfolio, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This Change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Statement of Additional Information of the Fund.

(23) The Effective May 1, 2005, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.15% of the first $100,000,000 of average net assets of the Fund; 0.10% of the next $150,000,000 of average daily net assets of the Fund; 0.15% of the next $250,000,000 of average daily net assets of the Fund; 0.10% of the next $250,000,000 of average daily net assets of the Fund; 0.15% of the next $750,000,000 of average daily net assets of the Fund; and 0.20% of the excess over $1,500,000,000 of average daily net assets of the Fund. The fee waiver will continue at least through April 30, 2007, and renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund.

(24) Lincoln Life has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses exceed 0.84% standard class and 1.09% service class of average daily net assets. The Agreement will continue at least through April 30, 2007, and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the Fund.

(25) Effective May 1, 2005 the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.0% on the first $250,000,000 of average daily net assets of the Fund; 0.05% on the next $500,000,000 of average daily net assets of the Fund; and 0.10% of the excess over $750,000,000 of average daily net assets of the Fund. The waiver will continue at least through April 30, 2007, and renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund.

(26) Lincoln Life has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses exceed 0.86% standard class and 1.11% service class of average daily net assets. The Agreement will continue at least through April 30, 2007, and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the Fund.

(27) Lincoln Life has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses exceed 1.18% standard class and 1.43% service class of average daily net assets. The Agreement will continue at least through April 30, 2007, and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the Fund.

(28) The "Other Expenses" column reflects the expenses of the particular Lincoln Profile Fund (Conservative 1.28%; Moderate 0.35%; Moderately Aggressive 0.54%; Aggressive 1.66%) and the estimated fees and expenses of the underlying funds invested in by the Profile Funds (Conservative 0.73%; Moderate 0.82%; Moderately Aggressive 0.82%; Aggressive 0.91%). The estimated underlying fund fees and expenses are based on the 2005 fees and expenses of the underlying funds that were owned by each Profile Fund on December 31, 2005. Each Profile Fund's expense ratio will vary based on the actual allocations to the underlying funds that occurred throughout the year. In addition, Lincoln Life has contractually agreed to reimburse each Profile Fund to the extent that the Total Expenses (excluding underlying fund fees and expenses) exceed 0.55%. This Agreement will continue at least through April 30, 2007 and will renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the Funds.

(29) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees). Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements, that reduced or recaptured series' expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, "Net Expenses" would be lower. MFS has contractually agreed to bear the series' expenses such that "Other Expenses" (determined without giving effect to the expense reduction arrangements described above), do not exceed 0.15% annually. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series' investing activities. This contractual fee arrangement will continue until at least April 30, 2007, unless earlier terminated or revised with the consent of the Board of Trustees which oversees the series.



10


(30) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2009 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI (except with respect to Balanced, Limited Maturity Bond, Mid-Cap Growth, and Partners Portfolios) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of average daily net asset value of the Balanced, Limited Maturity Bond, Mid-Cap Growth and Partners Portfolios; and 1.50% of the average daily net asset value of the Regency Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation. Net expenses for the Socially Responsive Portfolio were subject to a contractual expense limitation of 1.50% for the year ended December 31, 2005.


For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.



                                                                              11

EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.


The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB death benefit and 4LATERSM Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



1) If you surrender your contract at the end of the applicable time period:




   1 year         3 years        5 years        10 years
-----------      ---------      ---------      ---------
   $1,859         $3,730         $5,378         $9,064


2) If you annuitize or do not surrender your contract at the end of the applicable time period:




   1 year         3 years        5 years        10 years
-----------      ---------      ---------      ---------
   $1,009         $2,930         $4,778         $9,064



For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect bonus credits or persistency credits. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The Contracts - i4LIFE (Reg. TM) Advantage including the Guaranteed Income Benefit Rider, 4LATERSM Advantage and Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.



Summary of Common Questions
What kind of contract am I buying? It is an individual variable or fixed and/or interest adjusted, if applicable, annuity contract between you and Lincoln Life. This prospectus primarily describes the variable side of the contract. See The Contracts. The contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. You should refer to your contract for any state specific provisions. Please check with your investment representative regarding their availability.

What is the variable annuity account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.

What are Investment Requirements? If you elect 4LATERSM Advantage after April 10, 2006 or the Lincoln SmartSecuritySM Advantage or i4LIFE (Reg. TM) Guaranteed Income Benefit after April 10, 2006, you will be subject to certain requirements for your subaccount investments. You may be limited in how much you can invest in certain subaccounts. We do not plan to enforce these Investment Requirements at this time. See The Contracts - Investment Requirements.

What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your purchase payments, bonus credits and persistency credits to buy shares in one or more of the investment options. See Investments of the Variable Annuity Account - Description of the Funds.

Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account - Description of the Funds.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you receive bonus credits and you buy accumulation units. If you decide to receive an annuity payout, your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The Contracts.

What charges do I pay under the contract? If you withdraw purchase payments, you pay a surrender charge from 0% to 8.50% of the surrendered or withdrawn purchase payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and Other Deductions-Surrender Charge.


We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.


12


We charge an account fee of $35 on any contract anniversary if the contract value is less than $100,000. This account fee may be less in some states and will be waived after the fifteenth contract year. See Charges and Other Deductions.


We apply a charge to the daily net asset value of the VAA and those charges are:


                                                  Estate Enhancement
                                                  Benefit Rider (EEB)
                                                  in combination
                                                  with 5% Step Up
                                                  ---------------------
o        Mortality and expense risk charge               1.70%
o        Administrative charge                           0.15%
                                                          ----
o        Total annual charge for each
         subaccount                                      1.85%



         Estate Enhancement
         Benefit Rider (EEB)                             Enhanced Guaranteed        Guarantee of
         without 5%                 5% Step Up           Minimum Death              Principal death
         Step Up                    death benefit        Benefit (EGMDB)            benefit (GOP)
         ---------------------      ---------------      ---------------------      ----------------
o               1.65%                   1.60%                   1.45%                    1.35%
o               0.15%                   0.15%                   0.15%                    0.15%
                 ----                    ----                    ----                     ----
o
                1.80%                   1.75%                   1.60%                    1.50%


Additional Optional Riders:

Lincoln SmartSecuritySM Advantage:




                                                    Lincoln SmartSecuritySM            Lincoln SmartSecuritySM
                                                  Advantage - 5 Year Elective        Advantage - 1 Year Automatic
                                                         Step-up Option                     Step-up Option
                                                 -----------------------------      -----------------------------
o        Guaranteed maximum annual
         percentage charge                                  0.95%                               1.50%
o        Current annual percentage charge                   0.45%                               0.65%



4LATERSM Advantage:





o        Guaranteed maximum annual
         percentage charge                       1.50%
o        Current annual percentage charge        0.50%



See Charges and Other Deductions.

The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.

The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the interest adjustment, if applicable. See Fixed Side of the Contract.

Charges may also be imposed during the regular income or annuity payout period, including i4LIFE (Reg. TM) Advantage, if elected. See The Contracts and Annuity Payouts.

For information about the compensation we pay for sales of contracts, see The Contracts - Distribution of the Contracts.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The Contracts - Purchase Payments.

What is a bonus credit and a persistency credit? When purchase payments are made, we will credit an additional amount to the contract, known as a bonus credit. The amount of the bonus credit is calculated as a percentage of the purchase payments. The bonus credit percentage will vary based on the owner's cumulative purchase payments, as defined in this prospectus. All bonus credits become part of the contract value at the same time as the corresponding purchase payments. Bonus credits are not considered to be purchase payments. See The Contracts - Bonus Credits.

A persistency credit of 0.05% of contract value less purchase payments that have been in the contract less than fourteen years will be credited on a quarterly basis after the fourteenth anniversary. See The Contracts - Persistency Credits.


We offer a variety of variable annuity contracts. Other annuity contracts that we offer have no provision for bonus credits but may have lower mortality and expense risk charges and/or lower surrender charges. During the surrender charge period, the amount of bonus credit may be more than offset by higher surrender charges associated with the bonus credit. After the fourteenth contract anniversary, the persistency credits are designed to fully or partially offset these additional bonus charges. We encourage you to talk with your financial adviser and determine which annuity contract is most appropriate for you.


                                                                              13


How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.


What is i4LIFE (Reg. TM) Advantage? i4LIFE (Reg. TM) Advantage is an income program that provides periodic variable lifetime income payments, a death benefit, and the ability to make purchase payments (IRA contracts only) and withdrawals during a defined period of time. We assess a charge, imposed only during the i4LIFE (Reg. TM) Advantage payout phase, based on the i4LIFE (Reg.
TM) Advantage death benefit you choose and whether or not the Guaranteed Income Benefit is in effect.


What happens if I die before I annuitize? Your beneficiary will receive death benefit proceeds based upon the death benefit you select. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit on the death of the annuitant. See The Contracts - Death Benefit.

May I transfer contract value between variable options and between the variable and fixed sides of the contract? Yes, subject to currently effective restrictions. For example, transfers made before the annuity commencement date are generally restricted to no more than twelve (12) per contract year. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts - Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date.

What is the Lincoln SmartSecuritySM Advantage? This benefit, which may be available for purchase at an additional charge, provides a Guaranteed Amount equal to the initial purchase payment and its corresponding bonus credit (or contract value at the time of election) as adjusted. You may access this benefit through periodic withdrawals. There are two options available to reset the Guaranteed Amount to the current contract value. See The Contracts - Lincoln SmartSecuritySM Advantage.

What is 4LATERSM Advantage? 4LATERSM Advantage, which may be available for purchase at an additional charge, is a way to guarantee today a minimum payout floor in the future for the i4LIFE (Reg. TM) Advantage regular income payments. 4LATERSM Advantage provides an initial Income Base that is guaranteed to increase at a specified percentage over the accumulation period of the annuity. See The Contracts - 4LATERSM Advantage.

What are the Guaranteed Income Benefits? The Guaranteed Income Benefits provide a minimum payout floor for your i4LIFE (Reg. TM) regular income payments. They are available either through 4LATERSM Advantage or may be purchased at the time you elect i4LIFE (Reg. TM) Advantage. See The Contracts - i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit and 4LATERSM Advantage Guaranteed Income Benefit.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts - Surrenders and Withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and Other Deductions. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal Tax Matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home office. In most states you assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. We will not refund any bonus credits credited to your contract value if you elect to cancel your contract; however, we will assume the risk of investment loss on the bonus credits. See Return Privilege.

Where may I find more information about accumulation unit values? Appendix A to this prospectus provides more information about accumulation unit values.



Investment Results

At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges. Results calculated without contingent deferred sales charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.

During extended periods of low interest rates, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.

The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance.


14


Financial Statements

The financial statements of the VAA and for us are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.



The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.


Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Lincoln Financial Group sells a wide variety of financial products and solutions through financial advisors: mutual funds, managed accounts, retirement solutions, life insurance, 401(k) and 403(b) plans, savings plans, institutional investments and comprehensive financial planning and advisory services.

On April 3, 2006, Jefferson-Pilot Corporation ("Jefferson-Pilot"), a North Carolina corporation, merged with and into Lincoln JP Holdings, L.P., a wholly owned subsidiary of LNC, the parent company of Lincoln Life, pursuant to a merger agreement among LNC, Jefferson-Pilot, Quartz Corporation, and Lincoln JP Holdings, L.P., dated October 9, 2005, as amended. Lincoln JP Holdings, L.P. is the surviving entity. More information about the merger as well as a copy of the merger agreement can be found in Amendment No. 1 to the Form S-4 (Reg. No. 333-130226) filed by LNC with the SEC. Lincoln Life's obligations as set forth in your variable annuity contract, prospectus and Statement of Additional Information have not changed as a result of this merger.



Variable Annuity Account (VAA)

On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their subaccounts, and they offer different benefits.




Investments of the Variable Annuity Account

You decide the subaccount(s) to which you allocate purchase payments. Bonus credits are allocated to the subacccounts at the same time and at the same percentage as the purchase payments being made. There is a separate subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.


Investment Advisers

As compensation for its services to the fund, the investment adviser receives a fee from the fund which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectus for the fund.


Administrative, Marketing and Support Service Fees


With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may compensate us (or an affiliate) for administrative, distribution, or other services. It is anticipated that such compensation will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some funds may compensate us significantly more than other funds and the amount we receive may be substantial. These percentages currently range up to 0.48%, and as of the date of this prospectus, we were receiving compensation from each fund family. We (or our affiliates) may profit from these fees or use these fees to defray



                                                                              15


the costs of distributing the contract. Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.

The AIM, AllianceBernstein, American Century, American Funds, Baron, Delaware, Fidelity, Franklin Templeton, Janus, Lincoln, MFS and Putnam Funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) in consideration of services provided and expenses incurred by us in distributing Fund shares. The payment rates range from 0% to 0.30% based on the amount of assets invested in those Funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.


Description of the Funds


Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.

We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will compensate us for providing administrative, marketing, and/or support services that would otherwise be provided by the fund, the fund's investment advisor, or its distributor. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional purchase payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.


Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.


Following are brief summaries of the fund description. More detailed information may be obtained from the current prospectus for the fund which accompanies this booklet. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.



 FUND NAME                                                   FUND DESCRIPTION
AIM V.I. Capital Appreciation Fund                          Capital appreciation
 AIM V.I. Core Equity Fund                                   Long-term growth
AIM V.I. International Growth Fund                          Long-term growth
 AllianceBernstein Global Technology Portfolio               Maximum capital appreciation
AllianceBernstein Growth and Income Portfolio               Growth and income
 AllianceBernstein International Value Portfolio             Long-term growth
AllianceBernstein Large Cap Growth Portfolio                Maximum capital appreciation
 AllianceBernstein Small/Mid Cap Value Portfolio             Long-term growth
American Century Investments VP Inflation Protection        Long-term total return
Fund
 American Funds Global Growth Fund                           Long-term growth
American Funds Global Small Capitalization Fund             Long-term growth



 FUND NAME                                                   MANAGER
AIM V.I. Capital Appreciation Fund                          AIM Advisors, Inc.
 AIM V.I. Core Equity Fund                                   AIM Advisors, Inc.
AIM V.I. International Growth Fund                          AIM Advisors, Inc.
 AllianceBernstein Global Technology Portfolio               AllianceBernstein, L.P.
AllianceBernstein Growth and Income Portfolio               AllianceBernstein, L.P.
 AllianceBernstein International Value Portfolio             AllianceBernstein, L.P.
AllianceBernstein Large Cap Growth Portfolio                AllianceBernstein, L.P.
 AllianceBernstein Small/Mid Cap Value Portfolio             AllianceBernstein, L.P.
American Century Investments VP Inflation Protection        American Century
Fund
 American Funds Global Growth Fund                           Capital Research and Management Company
American Funds Global Small Capitalization Fund             Capital Research and Management Company


16



 FUND NAME                                                     FUND DESCRIPTION
American Funds Growth Fund                                    Long-term growth
 American Funds Growth-Income Fund                             Growth and income
American Funds International Fund                             Long-term growth
 Baron Capital Asset Fund                                      Maximum capital appreciation
Delaware VIP Capital Reserves Series                          Current income
 Delaware VIP Diversified Income Series                        Total return
Delaware VIP Emerging Markets Series                          Capital appreciation
 Delaware VIP High Yield Series                                Capital appreciation
Delaware VIP REIT Series                                      Total return
 Delaware VIP Small Cap Value Series                           Capital appreciation
Delaware VIP Trend Series                                     Capital appreciation
 Delaware VIP U.S. Growth Series                               Capital appreciation
Delaware VIP Value Series                                     Long-term capital appreciation
 DWS Equity 500 Index VIP Fund                                 Capital appreciation
DWS Small Cap Index VIP Fund                                  Capital appreciation
 Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio         Long-term capital appreciation
Fidelity (Reg. TM) VIP Equity-Income Portfolio                Reasonable income
 Fidelity (Reg. TM) VIP Growth Portfolio                       Capital appreciation
Fidelity (Reg. TM) VIP Mid Cap Portfolio                      Long-term growth
 Fidelity (Reg. TM) VIP Overseas Portfolio                     Long-term growth
FTVIPT Franklin Income Securities Fund                        Current income
 FTVIPT Franklin Small-Mid Cap Growth Securities Fund          Long-term growth



 FUND NAME                                                     MANAGER
American Funds Growth Fund                                    Capital Research and Management Company
 American Funds Growth-Income Fund                             Capital Research and Management Company
American Funds International Fund                             Capital Research and Management Company
 Baron Capital Asset Fund                                      BAMCO, Inc.
Delaware VIP Capital Reserves Series                          Delaware Management Company
 Delaware VIP Diversified Income Series                        Delaware Management Company
Delaware VIP Emerging Markets Series                          Delaware Management Company
                                                              Sub-advised by Mondrian Investment
                                                              Partners Limited
 Delaware VIP High Yield Series                                Delaware Management Company
Delaware VIP REIT Series                                      Delaware Management Company
 Delaware VIP Small Cap Value Series                           Delaware Management Company
Delaware VIP Trend Series                                     Delaware Management Company
 Delaware VIP U.S. Growth Series                               Delaware Management Company
Delaware VIP Value Series                                     Delaware Management Company
 DWS Equity 500 Index VIP Fund                                 Deutsche Asset Management Inc.
                                                              Sub-advised by Northern Trust Investments,
                                                              Inc.
DWS Small Cap Index VIP Fund                                  Deutsche Asset Management Inc.
                                                              Sub-advised by Northern Trust Investments,
                                                              Inc.
 Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio         Fidelity Management and Research
                                                              Company
Fidelity (Reg. TM) VIP Equity-Income Portfolio                Fidelity Management and Research
                                                              Company
 Fidelity (Reg. TM) VIP Growth Portfolio                       Fidelity Management and Research
                                                              Company
Fidelity (Reg. TM) VIP Mid Cap Portfolio                      Fidelity Management and Research
                                                              Company
 Fidelity (Reg. TM) VIP Overseas Portfolio                     Fidelity Management and Research
                                                              Company
FTVIPT Franklin Income Securities Fund                        Franklin Advisers, Inc.
 FTVIPT Franklin Small-Mid Cap Growth Securities Fund          Franklin Advisers, Inc.


                                                                              17



 FUND NAME                                              FUND DESCRIPTION
FTVIPT Mutual Shares Securities Fund                   Capital appreciation
 FTVIPT Templeton Global Income Securities Fund         Total return
FTVIPT Templeton Growth Securities Fund                Long-term growth
 Janus Aspen Balanced Portfolio                         Long-term growth and current
                                                       income
Janus Aspen Mid Cap Growth Portfolio                   Long-term growth
 Janus Aspen Worldwide Growth Portfolio                 Long-term growth
Lincoln VIP Aggressive Growth Fund                     Maximum capital appreciation
 Lincoln VIP Bond Fund                                  Current income
Lincoln VIP Capital Appreciation Fund                  Long-term growth
 Lincoln VIP Core Fund                                  Capital appreciation
Lincoln VIP Equity-Income Fund                         Income
 Lincoln VIP Global Asset Allocation Fund               Total return
Lincoln VIP Growth Fund                                Long-term growth
 Lincoln VIP Growth & Income Fund                       Capital appreciation
Lincoln VIP Growth Opportunities Fund                  Long-term growth
 Lincoln VIP International Fund                         Capital appreciation
Lincoln VIP Money Market Fund                          Preservation of capital
 Lincoln VIP Social Awareness Fund                      Capital appreciation



 FUND NAME                                              MANAGER
FTVIPT Mutual Shares Securities Fund                   Franklin Mutual Advisors, LLC
 FTVIPT Templeton Global Income Securities Fund         Templeton Global Advisors Limited
FTVIPT Templeton Growth Securities Fund                Templeton Global Advisors Limited
 Janus Aspen Balanced Portfolio                         Janus Capital Management LLC
Janus Aspen Mid Cap Growth Portfolio                   Janus Capital Management LLC
 Janus Aspen Worldwide Growth Portfolio                 Janus Capital Management LLC
Lincoln VIP Aggressive Growth Fund                     Delaware Management Company
                                                       Sub-advised by T. Rowe Price Associates,
                                                       Inc.
 Lincoln VIP Bond Fund                                  Delaware Management Company
Lincoln VIP Capital Appreciation Fund                  Delaware Management Company
                                                       Sub-advised by Janus Capital Management
                                                       LLC
 Lincoln VIP Core Fund                                  Delaware Management Company
                                                       Sub-advised by Salomon Brothers Asset
                                                       Management Inc., a wholly-owned
                                                       subsidiary of Legg Mason, Inc.
Lincoln VIP Equity-Income Fund                         Delaware Management Company
                                                       Sub-advised by Fidelity Management &
                                                       Research Company (FMR)
 Lincoln VIP Global Asset Allocation Fund               Delaware Management Company
                                                       Sub-advised by UBS Global Asset
                                                       Management
Lincoln VIP Growth Fund                                Delaware Management Company
                                                       Sub-advised by Fund Asset Management,
                                                       L.P., doing business as Mercury Advisors
 Lincoln VIP Growth & Income Fund                       Delaware Management Company
Lincoln VIP Growth Opportunities Fund                  Delaware Management Company
                                                       Sub-advised by Fund Asset Management,
                                                       L.P., doing business as Mercury Advisors
 Lincoln VIP International Fund                         Delaware Management Company
                                                       Sub-advised by Mondrian Investment
                                                       Partners Limited
Lincoln VIP Money Market Fund                          Delaware Management Company
 Lincoln VIP Social Awareness Fund                      Delaware Management Company


18



 FUND NAME                                             FUND DESCRIPTION
Lincoln VIP Conservative Profile Fund                 Current income
 Lincoln VIP Moderate Profile Fund                     Total return
Lincoln VIP Moderately Aggressive Profile Fund        Growth and income
 Lincoln VIP Aggressive Profile Fund                   Capital appreciation
MFS (Reg. TM) VIT Capital Opportunities Series        Capital appreciation
 MFS (Reg. TM) VIT Emerging Growth Series              Long-term growth
MFS (Reg. TM) VIT Total Return Series                 Income and growth
 MFS (Reg. TM) VIT Utilities Series                    Growth and income
Neuberger Berman AMT Mid-Cap Growth Portfolio         Capital appreciation
 Neuberger Berman AMT Regency Portfolio                Long-term growth
Putnam VT Growth & Income Fund                        Capital growth and current
                                                      income
 Putnam VT Health Sciences Fund                        Capital appreciation



 FUND NAME                                             MANAGER
Lincoln VIP Conservative Profile Fund                 Delaware Management Company
                                                      Sub-advised by Wilshire Associates Inc.
 Lincoln VIP Moderate Profile Fund                     Delaware Management Company
                                                      Sub-advised by Wilshire Associates Inc.
Lincoln VIP Moderately Aggressive Profile Fund        Delaware Management Company
                                                      Sub-advised by Wilshire Associates Inc.
 Lincoln VIP Aggressive Profile Fund                   Delaware Management Company
                                                      Sub-advised by Wilshire Associates Inc.
MFS (Reg. TM) VIT Capital Opportunities Series        Massachusetts Financial Services Company
 MFS (Reg. TM) VIT Emerging Growth Series              Massachusetts Financial Services Company
MFS (Reg. TM) VIT Total Return Series                 Massachusetts Financial Services Company
 MFS (Reg. TM) VIT Utilities Series                    Massachusetts Financial Services Company
Neuberger Berman AMT Mid-Cap Growth Portfolio         Neuberger Berman Management, Inc.
 Neuberger Berman AMT Regency Portfolio                Neuberger Berman Management, Inc.
Putnam VT Growth & Income Fund                        Putnam Investment Management, LLC
 Putnam VT Health Sciences Fund                        Putnam Investment Management, LLC



Fund Shares


We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.



Reinvestment of Dividends and Capital Gain Distributions


All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.


                                                                              19


Addition, Deletion or Substitution of Investments


We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all contractowners or only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.


Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion.


We also may:
 o remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;
 o transfer assets supporting the contracts from one subaccount to another or from the VAA to another separate account;
 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.

We may modify the provisions of the contracts to reflect changes to the subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.




Charges and Other Deductions

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.

Our administrative services include:
 o processing applications for and issuing the contracts;

 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services - See Additional Services and the SAI for more information on these programs);

 o maintaining records;
 o administering annuity payouts;
 o furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);
 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services; and
 o furnishing telephone and electronic fund transfer services.

The risks we assume include:
 o the risk that annuitants receiving annuity payouts under contracts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
 o the risk that death benefits paid will exceed the actual contract value;
 o the risk that more owners than expected will qualify for waivers of the surrender charge;

 o the risk that, if the i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit or 4LATER Guaranteed Income Benefit is in effect, the required income payments will exceed the account value; and

 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the contingent deferred sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. A portion of the mortality and expense risk and administrative charge and a portion of the surrender charges are assessed to fully or partially recoup bonus credits paid into the contract by us when purchase payments are made. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.


20

Deductions from the VAA

We apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:


                                                  Estate Enhancement
                                                  Benefit Rider (EEB)
                                                  in combination
                                                  with 5% Step Up
                                                  ---------------------
o        Mortality and expense risk charge               1.70%
o        Administrative charge                           0.15%
                                                          ----
o        Total annual charge for each
         subaccount                                      1.85%



         Estate Enhancement
         Benefit Rider (EEB)                             Enhanced Guaranteed        Guarantee of
         without 5%                 5% Step Up           Minimum Death              Principal death
         Step Up                    death benefit        Benefit (EGMDB)            benefit (GOP)
         ---------------------      ---------------      ---------------------      ----------------
o               1.65%                   1.60%                   1.45%                    1.35%
o               0.15%                   0.15%                   0.15%                    0.15%
                 ----                    ----                    ----                     ----
o
                1.80%                   1.75%                   1.60%                    1.50%


Surrender Charge


A surrender charge applies (except as described below) to surrenders and withdrawals of purchase payments that have been invested for the periods indicated as follows:


                                                  0
      Surrender charge as a percentage of the    8.50%
      surrendered or withdrawn purchase
      payments



                                                               Number of contract anniversaries since
                                                                    purchase payment was invested
                                                 -------------------------------------------------------------------
                                                  1            2         3         4         5         6         7
      Surrender charge as a percentage of the    8.50%        8%        7%        6%        5%        4%        3%
      surrendered or withdrawn purchase
      payments



                                                   Number of
                                                    contract
                                                  anniversaries
                                                     since
                                                    purchase
                                                   payment was
                                                    invested
                                                 --------------
                                                  8         9+
      Surrender charge as a percentage of the    2%        0%
      surrendered or withdrawn purchase
      payments

A surrender charge does not apply to:
 o A surrender or withdrawal of a purchase payment beyond the ninth anniversary since the purchase payment was invested;
 o Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is equal to the greater of 10% of the current contract value or 10% of the total purchase payments;
 o Purchase payments that have been invested in the contract for at least 12 months when used in the calculation of the initial benefit payment to be made under an annuity payout option, other than the i4LIFE (Reg. TM) Advantage option;
 o A surrender or withdrawal of any purchase payments, if such purchase payments were received more than 12 months prior to the onset of a permanent and total disability of the contractowner as defined in Section 22(e)(3) of the tax code, if the disability occurred after the effective date of the contract and before the 65th birthday of the contractowner. For contracts issued in the State of New Jersey, a different definition of permanent and total disability applies;
 o When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;
 o A surrender or withdrawal of any purchase payments, if such purchase payments were received more than 12 months prior to admittance of the contractowner to an accredited nursing home or equivalent health care facility, where the admittance into the nursing home occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days;
 o A surrender or withdrawal of any purchase payments, if such purchase payments were received more than 12 months prior to the diagnosis date of a terminal illness that is after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
 o A surrender of the contract as a result of the death of the contractowner or annuitant;
 o A surrender or withdrawal of a purchase payment beyond the fifth anniversary since the purchase payment was invested for any contract issued to selling group individuals. For selling group individuals, a reduced schedule of surrender charges applies;
 o A surrender or annuitization of bonus credits and persistency credits;
 o Purchase payments when used in the calculation of the initial Account Value under the i4LIFE (Reg. TM) Advantage option;

 o Regular income payments made under i4LIFE (Reg. TM) Advantage, including any payments to provide the 4LATERSM or i4LIFE (Reg. TM) Guaranteed Income Benefits, or periodic payments made under any annuity payout option made available by us;

 o Withdrawals up to the Annual Withdrawal Limit under the Lincoln SmartSecuritySM Advantage, subject to certain conditions.

For purposes of calculating the surrender charge on withdrawals, we assume that:

1. The free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.

2. Prior to the ninth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
  o from purchase payments (on a FIFO basis) until exhausted; then
  o from earnings until exhausted; then

                                                                              21

  o from bonus credits.

3. On or after the ninth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
  o from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
  o from earnings and persistency credits until exhausted; then
  o from bonus credits attributable to purchase payments to which a surrender charge no longer applies until exhausted; then
  o from purchase payments (on a FIFO basis) to which a surrender charge still applies until exhausted; then
  o from bonus credits attributable to purchase payments to which a surrender charge still applies.

We apply the surrender charge as a percentage of purchase payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your contract value has increased or decreased. The surrender charge is calculated separately for each purchase payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.

If the contractowner is a corporation or other non-individual (non-natural person), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.



Account Fee


During the accumulation period, we will deduct $35 from the contract value on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the contract value upon surrender. This fee may be lower in certain states, if required, and will be waived after the fifteenth contract year. The account fee will be waived for any contract with a contract value that is equal to or greater than $100,000 on the contract anniversary. There is no account fee on contracts issued to selling group individuals.



Rider Charges


A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement.

Lincoln SmartSecuritySM Advantage Charge. During the accumulation period, there is a charge for the Lincoln SmartSecuritySM Advantage, if elected. The Rider charge is currently equal to an annual rate of 0.45% (0.1125% quarterly) if the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option is selected or 0.65% (0.1625% quarterly) for the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option and is applied to the Guaranteed Amount as adjusted. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount and the fixed side of the contract on the valuation date the Rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. If you purchase the Rider in the future, the percentage charge will be the current charge in effect at that time up to the maximum 0.95% or 1.50% depending on the option selected.

Under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, the annual Rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.

Under both options, if you elect to step-up the Guaranteed Amount, a pro-rata deduction of the Rider charge based on the Guaranteed Amount immediately prior to the step-up will be made on the valuation date of the step-up. This deduction covers the cost of the Rider from the time of the previous deduction to the date of the step-up. After a contractowner's step-up, we will deduct the Rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the valuation date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the Rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge for the option. If you never elect to step-up your Guaranteed Amount, your Rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The Rider charge will be discontinued upon the earlier of the annuity commencement date, election of i4LIFE (Reg. TM) Advantage or termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider or surrender of the contract.

Rider Charge Waiver. For the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the Rider charge may be waived. For the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, after the fifth Benefit Year anniversary following the last automatic step-up opportunity, the rider charge may be waived.

Whenever the above conditions are met, on each valuation date the Rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this Rider or on the


22

most recent step-up date; and (2) purchase payments and bonus credits made after the step-up, then the quarterly Rider charge will be waived. If the withdrawals have been more than 10%, then the Rider charge will not be waived.



4LATERSM Advantage Charge

Prior to the periodic income commencement date (the valuation date the initial regular income payment under i4LIFE (Reg. TM) Advantage is determined), the annual 4LATER charge is currently 0.50% of the Income Base. The Income Base (an amount equal to the initial purchase payment and any bonus credit or contract value at the time of election), as adjusted is a value that will be used to calculate the 4LATER Guaranteed Income Benefit. An amount equal to the quarterly 4LATER Rider charge multiplied by the Income Base will be deducted from the subaccounts on every third month anniversary of the later of the 4LATER Rider Effective Date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each subaccount on the valuation date the 4LATER Rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional purchase payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a Reset to the current Account Value. If you purchase 4LATER in the future, the percentage charge will be the charge in effect at the time you elect 4LATER.

Upon a reset of the Income Base, a pro-rata deduction of the 4LATER Rider charge based on the Income Base immediately prior to the reset will be made on the valuation date of the reset. This deduction covers the cost of the 4LATER Rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER Rider charge for the reset Income Base on a quarterly basis, beginning on the valuation date on or next following the three month anniversary of the reset. At the time of the reset, the annual charge will be the current charge in effect for new purchases of 4LATER at the time of reset, not to exceed the guaranteed maximum charge of 1.50%. If you never elect to reset your Income Base, your 4LATER Rider percentage charge will never change, although the amount we deduct will change as your Income Base changes.

Prior to the periodic income commencement date, a pro-rata amount of the 4LATER Rider charge will be deducted upon termination of the 4LATER Rider for any reason other than death.

On the periodic income commencement date, a pro-rata deduction of the 4LATER Rider charge will be made to cover the cost of 4LATER since the previous deduction. On and after the periodic income commencement date, the 4LATER Rider charge will be added to the i4LIFE charge as a daily percentage of average account value. This is a change to the calculation of the 4LATER charge because after the periodic income commencement date, when the 4LATER Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER charge is the same immediately before and after the periodic income commencement date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the periodic income commencement date and then multiplied by the average daily account value after the periodic income commencement date.

After the periodic income commencement date, the 4LATER percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the 4LATER Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the 4LATER percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50%.

After the periodic income commencement date, if the 4LATER Guaranteed Income Benefit is terminated, the 4LATER Rider annual charge will also terminate.


4LATERSM Advantage charge:





o        Guaranteed maximum annual
         percentage charge*                       1.50%
o        Current annual percentage charge*        0.50%



*The annual percentage for the 4LATERSM Advantage charge is multiplied by the Income Base (initial purchase payment or contract value at the time of election) as adjusted for purchase payments, automatic 15% Enhancements, Resets and withdrawals. The 4LATER charge is deducted from the subaccounts on a quarterly basis.


Deductions for Premium Taxes

Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.


The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 3.5%.


                                                                              23


Other Charges and Deductions

The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the interest adjustment if applicable. See Fixed Side of the Contract. Charges may also be imposed during the regular income and annuity payout period. See i4LIFE (Reg. TM) Advantage (including the i4LIFE (Reg. TM) Advantage and 4LATER Guaranteed Income Benefits) and Annuity Payouts.



There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.



Additional Information


The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with
 o the use of mass enrollment procedures,
 o the performance of administrative or sales functions by the employer,
 o the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
 o any other circumstances which reduce distribution or administrative expenses.

The exact amount of charges and fees applicable to a particular contract will be stated in that contract.




The Contracts

Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the Contracts.


When a completed application and all other information necessary for processing a purchase order is received at our Home office, an initial purchase payment and its corresponding bonus credit will be priced no later than two business days after we receive the order. If you submit your application and/or initial purchase payment to your agent (other than through Lincoln Financial Advisors Corporation), we will not begin processing your purchase order until we receive the application and initial purchase payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, we will allocate your initial purchase payment and its corresponding bonus credit within two business days.



Who Can Invest

To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the contractowner, joint owner and annuitant must be under age 86. Certain death benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.

In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a purchase payment and/or freeze a contractowner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or death benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the contractowner, and held in that account until instructions are received from the appropriate regulator.

If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-sheltered growth.



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Replacement of Existing Insurance


Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.



Purchase Payments


Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $10,000. The minimum annual amount for additional purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). Purchase payments in total may not exceed $2 million without our approval. If you stop making purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, or the death of the contractowner, whichever comes first. We reserve the right to limit purchase payments made to the contract.



Bonus Credits


In some states, the term bonus credit may be referred to as value enhancement or a similar term in the contract. For each purchase payment made into the contract, we will credit the contract with a bonus credit. The amount of the bonus credit will be added to the value of the contract at the same time and allocated in the same percentage as the purchase payment. The amount of the bonus credit is calculated as a percentage of the purchase payment made. The bonus credit percentage is based on the owner's cumulative purchase payments at the time each purchase payment is made according to the following scale:


Cumulative Purchase Payments          Bonus Credit %
--------------------------------      ---------------
  Less than $100,000............           3.0%
  $100,000-$999,999.............           4.0%
  $1,000,000 or greater.........           5.0%

Your cumulative purchase payments at the time of a purchase payment are equal to the sum of (1) all prior purchase payments made to your contract; plus (2) the current purchase payment made to your contract; minus (3) all prior withdrawals of purchase payments from your contract.

If you make an additional purchase payment prior to the first anniversary of the contract date and that purchase payment increases the owner's cumulative purchase payments to a level that qualifies for a higher bonus credit percentage, then we will contribute an additional bonus credit into your contract at the time the subsequent purchase payment is made (it will not be contributed retroactively). The additional bonus credit is determined by multiplying the sum of the prior purchase payments by the additional bonus credit percentage (the difference between the percentage applicable to the subsequent purchase payment and the percentage applicable to prior purchase payments). This additional bonus credit is not available after the first anniversary of the contract date.

We offer a variety of variable annuity contracts. During the surrender charge period, the amount of the bonus credit may be more than offset by higher surrender charges associated with the bonus credit. Similar products that do not offer bonus credits and have lower fees and charges may provide larger cash surrender values than this contract, depending on the level of the bonus credits in this contract and the performance of the owner's chosen subaccounts. We encourage you to talk with your financial adviser and determine which annuity contract is most appropriate for you.



Persistency Credits


Contractowners will receive a persistency credit on a quarterly basis after the fourteenth contract anniversary. The amount of the persistency credit is calculated by multiplying the contract value, less any purchase payments that have not been invested in the contract for at least 14 years, by 0.05%. This persistency credit will be allocated to the variable subaccounts and the fixed subaccounts in proportion to the contract value in each variable subaccount and fixed subaccount at the time the persistency credit is paid into the contract.

There is no additional charge to receive this persistency credit, and in no case will the persistency credit be less than zero.



Valuation Date


Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.


                                                                              25


Allocation of Purchase Payments


Purchase payments allocated to the variable account are placed into the VAA's subaccounts, each of which invests in shares of the class of its corresponding fund, according to your instructions. You may also allocate purchase payments in the fixed subaccount, if available. Corresponding bonus credits will be allocated to the subaccount(s) and/or the fixed side of the contract in the same proportion in which you allocated purchase payments.

The minimum amount of any purchase payment which can be put into any one subaccount is $20. The minimum amount of any purchase payment which can be put into a fixed account guaranteed period is $2,000, subject to state approval. Upon allocation to a subaccount, purchase payments and bonus credits are converted into accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our Home office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. If you submit your purchase payment to your agent (other than through Lincoln Financial Advisors Corporation), we will not begin processing the purchase payment until we receive it from your agent's broker-dealer. The number of accumulation units determined in this way is not impacted by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.



Valuation of Accumulation Units


Purchase payments and bonus credits allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments and bonus credits are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:


1. The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus


2. The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3. The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Contracts with different features have different daily charges, and therefore, will have different corresponding accumulation unit values on any given day. In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.



Transfers On or Before the Annuity Commencement Date


You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. There is no charge for a transfer.


Transfers (among the variable subaccounts and as permitted between the variable and fixed accounts) are limited to twelve (12) per contract year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross re-investment or portfolio rebalancing elected on forms available from us. See Additional Services and the SAI for more information on these programs.


The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.

A transfer request may be made to our Home office using written, telephone, fax, or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.


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Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home office.

Requests for transfers will be processed on the valuation date that they are received when they are received at our Home office before the end of the valuation date (normally 4:00 p.m. New York time). If we receive a transfer request at or after 4:00p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date.

If your contract offers a fixed account, you also may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer part of the contract value from a fixed account to the various subaccount(s) subject to the following restrictions:
 o the sum of the percentages of fixed value transferred is limited to 25% of the value of that fixed account in any twelve month period; and
 o the minimum amount which can be transferred is $300 or the amount in the fixed account.

Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE (Reg. TM) Advantage transfers) may be subject to interest adjustments, if applicable.


Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.


Market Timing


Frequent, large, or short-term transfers among subaccounts and the fixed account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the subaccounts and the fixed account that may affect other contractowners or fund shareholders. In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among subaccounts. Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds.

Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from subaccount to subaccount to comply with specific fund policies and procedures.

We may increase our monitoring of contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same contractowner if that contractowner has been identified as a market timer. For each contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.


Once a contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the contractowner in writing that future transfers (among the subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, standard delivery for the remainder of the contract year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this "original signature" restriction on that contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that contractowner's particular transfers.


Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification


                                                                              27

of contractowners determined to be engaged in such transfer activity that may adversely affect other contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.

Our Market Timing Procedures are applied consistently to all contractowners. An exception for any contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all contractowners or as applicable to all contractowners investing in underlying funds. We also reserve the right to implement and administer redemption fees imposed by one or more of the funds in the future.

To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. You should read the prospectuses of the funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.



Transfers After the Annuity Commencement Date


If you select i4LIFE (Reg. TM) Advantage your transfer rights and restrictions for the variable subaccounts and the fixed account are the same as they were on or before the annuity commencement date.

If you do not select i4LIFE (Reg. TM) Advantage, you may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment.



Additional Services

These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home office. For further detailed information on these services, please see Additional Services in the SAI.


Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable subaccounts into the variable subaccounts on a monthly basis. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value.

The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.

Only one of the three additional services (DCA, cross reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross reinvestment running simultaneously.



Death Benefit

The chart below provides a brief overview of how the death benefit proceeds will be distributed, if death occurs prior to i4LIFE (Reg. TM) Advantage elections or to the annuity commencement date. Refer to your contract for the specific provisions applicable upon death.




 UPON DEATH OF:         AND...
contractowner          There is a surviving joint owner



 UPON DEATH OF:         AND...                                     DEATH BENEFIT PROCEEDS PASS TO:
contractowner          The annuitant is living or deceased        joint owner

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 UPON DEATH OF:         AND...
contractowner          There is no surviving joint owner
 contractowner          There is no surviving joint owner
                       and the beneficiary predeceases the
                       contractowner
annuitant              The contractowner is living
 annuitant              The contractowner is living
annuitant**            The contractowner is a trust or other
                       non-natural person



 UPON DEATH OF:         AND...                                      DEATH BENEFIT PROCEEDS PASS TO:
contractowner          The annuitant is living or deceased         designated beneficiary
 contractowner          The annuitant is living or deceased         contractowner's estate
annuitant              There is no contingent annuitant            The youngest contractowner
                                                                   becomes the contingent annuitant
                                                                   and the contract continues. The
                                                                   contractowner may waive* this
                                                                   continuation and receive the death
                                                                   benefit proceeds.
 annuitant              The contingent annuitant is living          contingent annuitant becomes the
                                                                   annuitant and the contract continues
annuitant**            No contingent annuitant allowed             designated beneficiary
                       with non-natural contractowner

* Notification from the contractowner to select the death benefit proceeds must be received within 75 days of the death of the annuitant.

** Death of annuitant is treated like death of the contractowner.


If the contractowner (or a joint owner) or annuitant dies prior to the annuity commencement date, a death benefit may be payable. You can choose the death benefit. Only one death benefit may be in effect at any one time and this election terminates if you elect i4LIFE (Reg. TM) Advantage or any annuitization option. Generally, the more expensive the death benefit the greater the protection.

You should consider the following provisions carefully when designating the beneficiary, annuitant, any contingent annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the death benefit or other amount paid upon a contractowner's or annuitant's death.

You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our Home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner.

If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this death benefit must be received by us within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant.

Only the contract value as of the valuation date we approve the payment of the death claim is available as a death benefit if a contractowner, joint owner or annuitant was changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior contractowner, joint owner or annuitant.

Guarantee of Principal Death Benefit. Check with your representative regarding state availability. If you do not select a death benefit, the Guarantee of Principal Death Benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the death benefit will be equal to the greater of:
 o The current contract value as of the valuation date we approve the payment of the claim; or
 o The sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value.

For contracts purchased prior to the time a state approves the above Guarantee of Principal Death Benefit calculation, the sum of all purchase payments will be reduced by the sum of all withdrawals.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable.

All references to withdrawals include deductions for applicable charges and premium taxes, if any.

Enhanced Guaranteed Minimum Death Benefit (EGMDB).

If the EGMDB is in effect, the death benefit paid will be the greatest of:

                                                                              29

 o the current contract value as of the valuation date we approve the payment of the claim; or
 o the sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value; or
 o the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the contractowner, joint owner or annuitant for whom the death claim is approved for payment. The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the contract value.

For contracts purchased prior to June 2, 2003 (or later, depending on your state) withdrawals will be deducted on a dollar for dollar basis.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.


For contracts purchased after June 2, 2003 (or later in some states), the contractowner may discontinue the EGMDB at any time by completing the Enhanced Guaranteed Minimum Death Benefit Discontinuance form and sending it to our Home office. The benefit will be discontinued as of the valuation date we receive the request, and the Guarantee of Principal Death Benefit will apply. We will deduct the charge for the Guarantee of Principal Death Benefit as of that date. See Charges and Other Deductions.


The EGMDB is not available under contracts issued to a contractowner, or joint owner or annuitant, who is age 80 or older at the time of issuance.

5% Step-Up Death Benefit. This death benefit option is no longer available unless you had elected it prior to January 15, 2003. If the 5% Step-Up death benefit is in effect, the death benefit paid will be the greater of the death benefit under the EGMDB or the accumulation of all purchase payments minus the accumulation of all withdrawals. These purchase payments and withdrawals are accumulated at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased contractowner, joint owner or annuitant will then be increased by purchase payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary.


After a contract is issued, the contractowner may discontinue the 5% Step-Up death benefit at any time by completing the Death Benefit Discontinuance form and sending it to us. The benefit will be discontinued as of the valuation date we receive the request, and the death benefit will be the EGMDB. We will stop deducting the charge for the 5% Step-Up as of that date. See Charges and Other Deductions. If you discontinue the benefit, it cannot be reinstated.


All references to withdrawals include deductions for applicable charges and premium taxes, if any.

Estate Enhancement Benefit Rider (EEB Rider). The amount of death benefit payable under this Rider is the greatest of the following amounts:
 o The contract value as of the valuation date we approve the payment of the claim; or
 o The sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value. For contracts purchased prior to June 2, 2003 (or later, depending on your state) the sum of all purchase payments will be reduced by the sum of all withdrawals; or
 o The highest contract value on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased contractowner, joint owner (if applicable), or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom a death claim is approved for payment. The highest contract value is adjusted for certain transactions. It is increased by purchase payments made on or after that contract anniversary on which the highest contract value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date in the same proportion that withdrawals reduced the contract value. For contracts purchased prior to June 2, 2003 (or later, depending on your state) the highest contract value will be reduced by the sum of all withdrawals; or
 o (Only if this Rider is elected in combination with the 5% Step Up death benefit): The accumulation of all purchase payments minus the accumulation of all withdrawals at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased contractowner, joint owner or annuitant will then be increased by purchase payments made on or subsequent to that contract anniversary and decreased by withdrawals on or subsequent to the contract anniversary. This EEB death benefit option is no longer available unless you had elected it prior to January 15, 2003; or
 o The current contract value as of the valuation date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:


30

  o the contract earnings; or
  o the covered earnings limit.

Note: If there are no contract earnings, there will not be an amount provided under this item.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable.

All references to withdrawals include deductions for applicable charges and premium taxes, if any.

The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB Rider is not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the Rider would become effective.

Contract earnings equal:
 o the contract value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
 o the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); minus
 o each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus
 o the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The covered earnings limit equals 200% of:
 o the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); plus
 o each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the contractowner, joint owner (if applicable) or annuitant; minus
 o the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The EEB Rider may not be available in all states. Please check with your investment representative regarding availability of this rider. Contracts purchased after the Rider becomes available in your state may only elect the Rider at the time of purchase.

The EEB Rider may not be terminated unless you surrender the contract or the contract is in the annuity payout period.

Accumulated Benefit Enhancement (ABE). This is no longer available unless you had elected this death benefit option prior to January 15, 2003. An Accumulated Benefit Enhancement may also be available for non-qualified i4LIFE (Reg. TM) Advantage contracts. See i4LIFE (Reg. TM) Advantage. There is no additional charge for this benefit.


Whenever this ABE Death Benefit is in effect, the death benefit amount will be the greater of the death benefit chosen under the contract and this ABE Death Benefit. Any death benefit will be paid in the manner defined within the contract (see the discussions on Death Benefits Before the Annuity Commencement Date and General Death Benefit Information in the prospectus).


Upon the death of any contractowner, joint owner or annuitant, the ABE Death Benefit will be equal to the sum of all purchase payments made under the new contract, plus the Enhancement Amount minus all withdrawals, including any applicable charges and any premium tax incurred. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount will be used to calculate the ABE Death Benefit.

The Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract's death benefit equal to the lesser of:
 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.

In addition, if the actual cash surrender value received by us is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Death Benefit to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include:
 o the prior company's periodic customer statement;
 o a statement on the prior company's letterhead;
 o or a printout from the prior company's website.

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This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.

If more than one annuity contract is exchanged to us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount. Under the new contract, upon the death of any contractowner, joint owner or annuitant who was not a contractowner or annuitant on the effective date of the new contract, the ABE Death Benefit will be equal to the contract value under the new contract as of the date the death claim is approved by us for payment (unless the change occurred because of the death of a contractowner, joint owner or annuitant). If any contractowner, joint owner or annuitant is changed due to a death and the new contractowner, joint owner or annuitant is age 76 or older when added to the contract, then the ABE Death Benefit for this new contractowner, joint owner or annuitant will be equal to the contract value as of the date the death claim is approved by us for payment.

The ABE Death Benefit will terminate on the earliest of:
 o the valuation date the selected death benefit option of the contract is changed; or
 o the annuity commencement date.

It is important to realize that even with the ABE Enhancement Amount, your death benefit will in many cases be less than the death benefit from your prior company. This is always true in the first year, when only 75% of the Enhancement Amount is available.



General Death Benefit Information


Only one of these death benefit elections may be in effect at any one time (in addition to ABE), and these elections terminate if you elect i4LIFE (Reg. TM) Advantage.

If there are joint owners, upon the death of the first contractowner, we will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, we will pay a death benefit to the designated beneficiary(s).

If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Should the surviving spouse elect to continue the contract, a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value on the date the surviving spouse elects to continue will be added to the contract value. If the contract is continued in this way the death benefit in effect at the time the beneficiary elected to continue the contract will remain as the death benefit. If the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current contract value (after crediting any death benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving annuitant is 76 or older the EEB Rider with 5% Step-Up death benefit will be reduced to the 5% Step-Up death benefit for an annual charge of 1.75%, and the EEB Rider death benefit will be reduced to the EGMDB death benefit for an annual charge of 1.60%.

The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).


Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal Tax Matters.


Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:
 o If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or
 o If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

If the beneficiary is a minor, court documents appointing the guardian/custodian may be required.

Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of


32

death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

Upon the death of the annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.


In the case of a death of one of the parties to the annuity contract, if the recipient of the death benefit has elected a lump sum settlement and the contract value is over $10,000, the proceeds will be placed into the interest-bearing account in the recipient's name as the owner of the account. The SecureLine (Reg. TM) account allows the recipient additional time to decide how to manage death benefit proceeds with the balance earning interest from the day the account is opened. SecureLine (Reg. TM) is not a method of deferring taxation.

The SecureLine (Reg. TM) account is a special service that we offer in which the death benefit proceeds are placed into an interest-bearing account. Instead of mailing you (or the recipient of the death proceeds) a check, we will send a checkbook so that you (or the death proceeds recipient) will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account.


Investment Requirements

Contractowners who have elected 4LATER, the Lincoln SmartSecuritySM Advantage, or i4LIFE Guaranteed Income Benefit will be subject to the following requirements on variable subaccount investments. If you do not elect any of these benefits, the investment requirements will not apply to your contract.

These Investment Requirements will be included in contracts issued after April 10, 2006 if 4LATERSM, the Lincoln SmartSecuritySM Advantage, or i4LIFE (Reg.
TM) Guaranteed Income Benefit (if this language has been approved by your state) is purchased. These Investment Requirements do not apply to contractowners who purchased their Lincoln SmartSecuritySM Advantage, or i4LIFE Guaranteed Income Benefit riders prior to April 10, 2006.

We do not intend to enforce the Investment Requirements at this time. We will notify you at least 30 days in advance of when the Investment Requirements will be enforced. Our decision to enforce these requirements will be based on our review of the subacccount investments of the contractowners who have these riders and market conditions.

No more than 35% of your contract value (includes Account Value if i4LIFE (Reg.
TM) Advantage is in effect) can be invested in the following subaccounts ("Limited Subaccounts"):
o AIM VI International Growth Fund
o AllianceBernstein Global Technology Portfolio
o AllianceBernstein International Value Portfolio
o AllianceBernstein Small/Mid Cap Value Portfolio
o American Funds Global Growth Fund
o American Funds Global Small Capitalization Fund
o American Funds International Fund
o Baron Capital Asset Fund
o Delaware VIP Emerging Markets Series
o Delaware VIP REIT Series
o Delaware VIP Small Cap Value Series
o Delaware VIP Trend Series
o DWS Small Cap Index VIP
o Fidelity VIP Overseas Portfolio
o FVIPT Franklin Small-Mid Cap Growth Securities Fund
o Janus Aspen Mid Cap Growth Portfolio
o Janus Aspen Worldwide Growth Portfolio
o Lincoln VIP Aggressive Growth Fund
o Lincoln VIP International Fund
o Lincoln VIP Growth Opportunities Fund
o MFS (Reg. TM) VIT Emerging Growth Series
o Neuberger Berman AMT Mid-Cap Growth Portfolio

All other variable subaccounts will be referred to as "Non-Limited
Subaccounts".


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You can select the percentages of contract value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total contract value. On each quarterly anniversary of the effective date of any of these benefits, if the contract value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your contract value so that the contract value in the Limited Subaccounts is 30%.

If rebalancing is required, the contract value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the contract value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no contract value in the Non-Limited Subaccounts at that time, all contract value removed from the Limited Subaccounts will be placed in the Lincoln VIP Money Market subaccount.

We may move subaccounts on or off the Limited Subaccount list, change the percentages of contract value allowed in the Limited Subaccounts or change the frequency of the contract value rebalancing, at any time, in our sole discretion, but we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these Riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.

At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements;

2. submit your own reallocation instructions for the contract value in excess of 35% in the Limited Subaccounts; or

3. take no action and be subject to the quarterly rebalancing as described above.


Lincoln SmartSecuritySM Advantage


The Lincoln SmartSecuritySM Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. This benefit provides a Guaranteed Amount equal to the initial purchase payment and its corresponding bonus credit (or contract value if elected after contract issue) adjusted for purchase payments and bonus credits, step-ups and withdrawals in accordance with the provisions set forth below. You may access this benefit through periodic withdrawals. Two different options are available to step-up the Guaranteed Amount to a higher level (the contract value at the time of the step-up). You must choose one of these two options:

     Lincoln SmartSecuritySM Advantage -  5 Year Elective Step-up (default) or

     Lincoln SmartSecuritySM Advantage -  1 Year Automatic Step-up


when you purchase the benefit, and the version of the Rider you receive is based on the option you choose. Under the Lincoln SmartSecuritySM Advantage -
5 Year Elective Step-up, the contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecuritySM Advantage
- 1 Year Automatic Step-up option, the Guaranteed amount will automatically step-up to the contract value, if higher, on each Benefit Year anniversary until the 10th anniversary. After that time, the contractowner will have the opportunity to step-up the Guaranteed Amount and begin a new 10-year period of automatic step-ups. These options are discussed below in detail. All contractowners and the annuitant of the contracts with the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option and contractowners of qualified annuity contracts with the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option must be under age 81.

There is no guarantee that the Lincoln SmartSecuritySM Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. You may be limited in how much you can invest in certain subaccounts. See the Contracts - Investment Requirements.


If the benefit is elected at contract issue, then the Rider will be effective on the contract's effective date. If the benefit is elected after the contract is issued (by sending a written request to our Home office), the Rider will be effective on the next valuation date following approval by us. You cannot elect the Rider on or after the annuity commencement date (or after the purchase of i4LIFE (Reg. TM) Advantage).

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that. If the contractowner elects to step-up the Guaranteed Amount (this does not include automatic step-ups), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next valuation date after notice of the step-up is approved by us.

Guaranteed Amount. The initial Guaranteed Amount varies based on when you elect the benefit. If you elect the benefit at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment and its corresponding bonus credit. If you elect the benefit after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option and


34

$10,000,000 for Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option. This maximum takes into consideration all Lincoln Life contracts owned by you (or on which you are the annuitant if the contract is owned by a trust or other non-natural owner).

Additional purchase payments and bonus credits automatically increase the Guaranteed Amount (not to exceed the maximum); however, we may restrict purchase payments in the future. We will notify you if we restrict additional purchase payments. Each withdrawal reduces the Guaranteed Amount as discussed below. Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments and step-ups are made and decreases as withdrawals are made.

Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecuritySM Advantage
- 5 Year Elective Step-up option, after the fifth anniversary of the Rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the contract value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up. Under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary up to and including the tenth Benefit Year if:

a. the contractowner or joint owner is still living; and

b. the contract value as of the valuation date, after the deduction of any withdrawals (including charges and other deductions), the Rider charge and Account Fee plus any purchase payments and bonus credits made on that date is greater than the Guaranteed Amount immediately preceding the valuation date.

After the tenth Benefit Year anniversary, you may elect (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:

a. each contractowner and annuitant is under age 81; and

b. the contractowner or joint owner is still living.

This step-up will initiate automatic step-ups as described above for another ten years.


Under both options, a contractowner elected step-up may cause a change in the percentage charge for this benefit. See Charges and Other Deductions. Purchase payments and bonus credits or withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates.


Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal limit each Benefit Year until the Guaranteed Amount equals zero.

On the effective date of the Rider, the Maximum Annual Withdrawal limit is:
 o 7% of the Guaranteed Amount under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option and
 o 5% of the Guaranteed Amount under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option.

The Maximum Annual Withdrawal limit is increased by 7% or 5% (depending on your option) of any additional purchase payments and bonus credits. Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal limit to the greater of:

a. the Maximum Annual Withdrawal limit immediately prior to the step-up; or

b. 7% or 5% (depending on your option) of the new (stepped-up) Guaranteed
Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal limit, then:

1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

2. the Maximum Annual Withdrawal limit will remain the same.


Withdrawals within the Maximum Annual Withdrawal limit are not subject to surrender charges or the interest adjustment, if applicable. If the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal limit (even if they exceed the 5% Maximum Annual Withdrawal limit) only if the withdrawals are taken in the form of systematic monthly or quarterly installments of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this contract value only, as determined by Lincoln. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of contract value that exceed purchase payments are taxed as ordinary income. See Federal Tax Matters.


When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal limit:

1. The Guaranteed Amount is reduced to the lesser of:
  o the contract value immediately following the withdrawal, or

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  o the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2. The Maximum Annual Withdrawal limit will be the least of:
  o the Maximum Annual Withdrawal limit immediately prior to the withdrawal; or
  o the greater of:
   o 7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal limit); or
   o 7% or 5% (depending on your option) of the contract value immediately following the withdrawal; or
  o the new Guaranteed Amount.

In a declining market, withdrawals that exceed the Maximum Annual Withdrawal limit may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal limit.

Under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal limit may not be sufficient to satisfy your required minimum distributions. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal limit. Withdrawals over the Maximum Annual Withdrawal limit may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal limit, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.

You may use one of the following methods to request a withdrawal: submit an individual request at the time of the withdrawal, establish an automatic withdrawal service or select the Guaranteed Amount Annuity Payment Option. The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the contractowner will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal limit. Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and your contract terminates. This may result in a partial, final payment. We do not assess a charge for this annuity payment option and, once chosen, this payment option may not be changed. If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.


The tax consequences of withdrawals and annuity payouts are discussed in Federal Tax Matters.


All withdrawals you make, whether or not within the Maximum Annual Withdrawal limit, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.


Death Benefit. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.


If the surviving spouse of the deceased contractowner continues the contract, all terms and conditions of the Rider, including the remaining automatic step-ups under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, will apply to the new contractowner. Under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option, the new contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new contractowner must meet all conditions for a step-up.

If a beneficiary elects to receive the death benefit in installments (thereby keeping the contract in force), the beneficiary may continue the Lincoln SmartSecuritySM Advantage if desired. Automatic step-ups under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the contract value declines below the Guaranteed Amount (as adjusted for withdrawals of death benefit payments), the beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the Rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the death benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal limit, thereby reducing the benefit of this Rider. If there are multiple beneficiaries, each beneficiary will be entitled to continue a share of the Lincoln SmartSecuritySM Advantage equal to his or her share of the death benefit.

Termination. After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent contractowner-elected step-up of the Guaranteed Amount, the Rider may be terminated. This Rider will automatically terminate
 o on the annuity commencement date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
 o upon the election of i4LIFE (Reg. TM) Advantage;
 o if the contractowner or annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the contractowner);or


36

 o upon the last payment of the Guaranteed Amount.

The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.

If you terminate the Rider, you must wait one year before you can re-elect either option.

i4LIFE (Reg. TM) Advantage Option. Contractowners with an active Lincoln SmartSecuritySM Advantage in force are guaranteed the option to purchase i4LIFE (Reg. TM) Advantage (with or without the Guaranteed Income Benefit) under the i4LIFE (Reg. TM) Advantage terms and charge in effect at the time of the i4LIFE (Reg. TM) Advantage election. See i4LIFE (Reg. TM) Advantage.

Availability. The availability of this Rider will depend upon your state's approval of this Rider. In addition, the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option may not be available for contracts sold through certain broker/dealers. Check with your investment representative regarding availability.


Ownership

The owner on the date of issue will be the person or entity designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.

As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Non-qualified contracts may not be collaterally assigned. An assignment affects the death benefit calculated under the contract. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.



Joint Ownership


If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.


Annuitant


The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are a tax-exempt entity, then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying us of the change. The new annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the death benefit on the death of the annuitant. See The Contracts - Death Benefit. A contingent annuitant may be named or changed by notifying us in writing. Contingent annuitants are not allowed on contracts owned by non-natural owners. On or after the annuity commencement date, the annuitant or joint annuitants may not be changed and contingent annuitant designations are no longer applicable.


Surrenders and Withdrawals

Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request on an approved Lincoln distribution request form (available from the Home Office), subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend on the annuity payout option selected.

The amount available upon surrender/withdrawal is the contract value less any applicable charges, fees, and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received at the Home office. If we receive a surrender or withdrawal request at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. Surrenders and withdrawals from the fixed account may be subject to the interest adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home office. The payment may be postponed as permitted by the 1940 Act.

If you request a lump sum surrender and your surrender value is over $10,000, your money will be placed into a SecureLine (Reg. TM) account in your name. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may begin writing checks immediately.

The SecureLine (Reg. TM) account is a special service that we offer in which your surrender proceeds are placed into an interest-bearing account. Instead of mailing you a check, we will send a checkbook so that you will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not



                                                                              37


insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account.

There are charges associated with surrender of a contract or withdrawal of contract value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. If the charges are deducted from the remaining contract value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the amount of the charge associated with the withdrawal will also increase. In other words, the amount deducted to cover the surrender charge is also subject to a surrender charge.

The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal Tax Matters - Taxation of Withdrawals and Surrenders.


Small Contract Surrenders


We may surrender your contract, in accordance with the laws of your state if:
 o your contract value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected;
 o no purchase payments have been received for two (2) full, consecutive contract years; and
 o the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states).

At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge.



Delay of Payments


Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
 o when the SEC so orders to protect contractowners.

Payment of proceeds from the fixed account may be delayed for up to six months.


Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a purchase payment and/ or deny payment of a request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a contractowner's account to government regulators.



Reinvestment Privilege


You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, (including previously credited bonus credits), and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.


This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home office. You may utilize the reinvestment privilege only once. No bonus credits will apply when a reinvestment purchase occurs. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.


Amendment of Contract


We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required).


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Distribution of the Contracts

We serve as principal underwriter for the contracts. We are registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, and are a member of NASD, Inc. We offer the contracts through and pay commissions to our sales representatives ("Lincoln Sales Representatives"), who are also associated with Lincoln Financial Advisors Corporation ("LFA"), an affiliate. We also may enter into selling agreements with and pay commissions to other broker-dealers ("Selling Firms") for the sale of the contracts.


Compensation Paid to LFA. The maximum commission we pay to LFA is 6.50% of purchase payments. LFA may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission we pay to LFA is 6.50% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. We also pay for the operating and other expenses of LFA, including the following sales expenses: sales representative training allowances; compensation and bonuses for LFA's management team; advertising expenses; and all other expenses of distributing the contracts. LFA pays its sales representatives who are also Lincoln Sales Representatives a portion of the commissions received for their sales of contracts. Lincoln Sales Representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with LFA. Non-cash compensation items may include conferences, seminars, trips, entertainment, merchandise and other similar items. In addition, Lincoln Sales Representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help Lincoln Sales Representatives and/or their managers qualify for such benefits. Lincoln Sales Representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

Compensation Paid to Unaffiliated Selling Firms. We pay commissions to all Selling Firms. The maximum commission paid we pay to Selling Firms, other than LFA, is 6.50% of purchase payments. Some Selling Firms may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission we pay to Selling Firms is 6.50% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. Lincoln Financial Distributors, Inc., our affiliate, is a broker-dealer and acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.


We may pay certain Selling Firms or their affiliates additional amounts for:
(1) "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; (5) and inclusion in the financial products the Selling Firm offers. We may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. We may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards. These additional payments are not offered to all Selling Firms, and the terms of any particular agreement governing the payments may vary among Selling Firms.

These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2005 is contained in the Statement of Additional Information (SAI).

Depending on the particular selling arrangements, there may be others whom we compensate for the distribution activities. For example, we may compensate certain "wholesalers", who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. One of the wholesalers is Lincoln Financial Distributors, Inc. ("LFD"), a registered broker-dealer, also an affiliate of Lincoln Life. We may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to contract owners or the Separate Account. All compensation is paid from our resources, which include fees and charges imposed on your contract.


Contractowner Questions


The obligations to purchasers under the contracts are those of Lincoln Life. Contracts, endorsements and riders may vary as required by state law. This prospectus provides a general description of the contract. Questions about your contract should be directed to us at 1-888-868-2583.


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i4LIFE (Reg. TM) Advantage


i4LIFE (Reg. TM) Advantage (the Variable Annuity Income Rider in your contract) is an optional annuity payout rider you may elect and is separate and distinct from other annuity payout options offered under your contract and described later in this prospectus. You may also purchase either the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit or the 4LATER Guaranteed Income Benefit (described below) for an additional charge.

i4LIFE (Reg. TM) Advantage is a payout option that provides you with variable, periodic regular income payments for life. These payouts are made during an Access Period, where you have access to the Account Value. After the Access Period ends, payouts continue for the rest of your life, during the Lifetime Income Period. i4LIFE (Reg. TM) Advantage is different from other annuity payout options provided by Lincoln because with i4LIFE (Reg. TM) Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. The initial regular income payment is calculated from the Account Value on the periodic income commencement date, a date no more than 14 days prior to the date you select to begin receiving the regular income payments. This option is available on non-qualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP and SARSEP markets). This option, when available in your state, is subject to a charge (imposed only during the i4LIFE (Reg. TM) Advantage payout phase) computed daily on the average account value. See i4LIFE (Reg. TM) Advantage Charges.

i4LIFE (Reg. TM) Advantage is available for contracts with a contract value of at least $50,000 and may be elected at the time of application or at any time before an annuity payout option is elected by sending a written request to our Home Office. If you purchased 4LATERSM Advantage, you must wait at least one year before you can purchase i4LIFE (Reg. TM) Advantage. When you elect i4LIFE (Reg. TM) Advantage, you must choose the annuitant, secondary life, if applicable, and make several choices about your regular income payments. The annuitant may not be changed after i4LIFE (Reg. TM) Advantage is elected. See i4LIFE (Reg. TM) Advantage Death Benefits regarding the impact of a change to the annuitant prior to the i4LIFE (Reg. TM) Advantage election.

i4LIFE (Reg. TM) Advantage for IRA annuity contracts is only available if the annuitant is age 591/2 or older at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional purchase payments may be made during the Access Period for an IRA annuity contract, unless the 4LATERSM Advantage Guaranteed Income Benefit or i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit has been elected. A joint payout with a secondary life is not currently available with IRAs if either the 4LATERSM Advantage Guaranteed Income Benefit or i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit has been elected.


Additional purchase payments will not be accepted once i4LIFE (Reg. TM) Advantage becomes effective for a non-qualified annuity contract.


If i4LIFE (Reg. TM) Advantage is selected, the applicable transfer provisions among subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once i4LIFE (Reg. TM) Advantage begins, any automatic withdrawal service will terminate. See The Contracts - Transfers on or Before the Annuity Commencement Date.

When you elect i4LIFE (Reg. TM) Advantage you must select a death benefit option. Once i4LIFE (Reg. TM) Advantage begins, any prior death benefit election will terminate and the i4LIFE (Reg. TM) Advantage death benefit will be in effect. Existing contractowners who elect i4LIFE (Reg. TM) Advantage must choose a death benefit of equal or lesser value than the death benefit option in effect during the accumulation phase. You cannot choose a greater death benefit option with i4LIFE (Reg. TM) Advantage. The amount paid under the new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE (Reg. TM) Advantage began. See i4LIFE (Reg. TM) Advantage Death Benefits.

i4LIFE (Reg. TM) Advantage Charges. i4LIFE (Reg. TM) Advantage, when available in your state, is subject to a charge (imposed during the i4LIFE (Reg. TM) Advantage payout phase), computed daily of the net asset value of the Account Value in the VAA. The annual rate of the i4LIFE (Reg. TM) Advantage charge is:
1.85% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; 1.90% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit; and 2.05% for the i4LIFE (Reg. TM) Advantage EGMDB which is available only with non-qualified annuity contracts. This charge consists of an administrative charge of 0.15% and the balance is a mortality and expense risk charge. If i4LIFE (Reg. TM) Advantage is elected at issue of the contract, i4LIFE (Reg.
TM) Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE (Reg. TM) Advantage and the charge will begin on the periodic income commencement date which is the valuation date on which the regular income payment is determined. Refer to the Charges and Other Deductions section of your prospectus for more information about the purpose of these charges.

Access Period. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period, which begins on the periodic income commencement date. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make regular income payments for the rest of your life (or the Secondary Life if applicable) and you will no longer be able to make withdrawals or surrenders or receive a death benefit.

We will establish the minimum (currently 5 years) and maximum (currently to age 115 for non-qualified contracts; to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE (Reg. TM) Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at



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that time, you may extend or shorten the Access Period by sending us notice. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE (Reg. TM) Advantage contracts in order to keep the regular income payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE (Reg. TM) Advantage without a Guaranteed Income Benefit.

Account Value. The initial Account Value is the contract value on the valuation date i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses including interest credited on the fixed account, and will be reduced by regular income payments made and any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero.

Regular income payments during the Access Period. i4LIFE (Reg. TM) Advantage provides for variable, periodic regular income payments for as long as an annuitant (or secondary life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE (Reg. TM) Advantage, you will have to choose the date you will receive the initial regular income payment, the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the assumed investment return. These choices will influence the amount of your regular income payments. Regular income payments must begin within one year of the date you elect i4LIFE (Reg. TM) Advantage.

If you do not choose a payment frequency, the default is a monthly frequency. In most states, you may also elect to have regular income payments from non-qualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level regular income payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the assumed investment return. Return rates of 3%, 4%, 5%, or 6% may be available. The higher the assumed investment return you choose, the higher your initial regular income payment will be and the higher the return must be to increase subsequent regular income payments. You also choose the length of the Access Period. At this time, changes can only be made on periodic income commencement date anniversaries.

Regular income payments are not subject to any surrender charges or applicable interest adjustments. See Charges and Other Deductions. For information regarding income tax consequences of regular income payments, see Federal Tax Matters.

The amount of the initial regular income payment is determined on the periodic income commencement date by dividing the contract value (or purchase payment if elected at contract issue), less applicable premium taxes by 1000 and multiplying the result by an annuity factor. The annuity factor is based upon:
  o the age and sex of the annuitant and secondary life, if applicable;
  o the length of the Access Period selected;
  o the frequency of the regular income payments;
  o the assumed investment return you selected; and
  o the Individual Annuity Mortality table specified in your contract.

The annuity factor used to determine the regular income payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a death benefit of the entire Account Value will be paid to your beneficiary upon your death. These benefits during the Access Period result in a slightly lower regular income payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum death benefit of the full Account Value was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your regular income payments for the remainder of your life (and/or the secondary life if applicable), during the Lifetime Income Period, with no further access or death benefit.

The Account Value will vary with the actual net investment return of the subaccounts selected and the interest credited on the fixed account, which then determines the subsequent regular income payments during the Access Period. Each subsequent regular income payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable valuation date by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the assumed investment return to determine subsequent regular income payments. If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return, the regular income payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the assumed investment return, the regular income payment will decrease by approximately 3%.

Withdrawals made during the Access Period will also reduce the Account Value that is available for regular income payments, and subsequent regular income payments will be reduced in the same proportion that withdrawals reduce the Account Value.



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For a joint life option, if either the annuitant or secondary life dies during the Access Period, regular income payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher regular income payment.

If the annuitant (and secondary life if applicable) dies during the Access Period, the annuity factor will be revised for a non-life contingent regular income payment and regular income payments will continue until the Account Value is fully paid out and the Access Period ends. As an alternative, a death benefit may be paid.

Regular income payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the annuitant or secondary life is living. Your earlier elections regarding the frequency of regular income payments, assumed investment return and the frequency of the recalculation do not change. The initial regular income payment during the Lifetime Income Period is determined by dividing the Account Value on the last valuation date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
  o the age the age and sex of the annuitant and secondary life (if living);
  o the frequency of the regular income payments;
  o the assumed investment return you selected; and
  o the Individual Annuity Mortality table specified in your contract.

The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the regular income payments during the Lifetime Income Period. To determine subsequent regular income payments, the contract is credited with a fixed number of annuity units equal to the initial regular income payment (during the Lifetime Income Period) divided by the annuity unit value (by subaccount). Subsequent regular income payments are determined by multiplying the number of annuity units per subaccount by the annuity unit value. Your regular income payments will vary based on the value of your annuity units. If your regular income payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your regular income payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the annuity units.

Regular income payments will continue for as long as the annuitant or secondary life, if applicable, is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in (and the fixed account if applicable). Regular income payments vary with investment performance.

During the lifetime income period, there is no longer an Account Value; therefore, no withdrawals are available and no death benefit is payable.


i4LIFE (Reg. TM) Advantage Death Benefits

i4LIFE (Reg. TM) Advantage Account Value Death Benefit. The i4LIFE (Reg. TM) Advantage Account Value death benefit is available for both qualified and non-qualified annuity contracts during the Access Period. This death benefit is equal to the Account Value as of the valuation date on which we approve the payment of the death claim. You may not change this death benefit once it is elected.

i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit. The i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit is available for non-qualified contracts, and qualified contracts after April 10, 2006, during the Access Period and will be equal to the greater of:
  o the Account Value as of the valuation date we approve the payment of the claim; or
  o the sum of all purchase payments, less the sum of regular income payments and other withdrawals where:
   o regular income payments, including withdrawals to provide the Guaranteed Income Benefits, reduce the death benefit by the dollar amount of the payment; and
   o all other withdrawals, if any, reduce the death benefit on either a dollar for dollar basis or in the same proportion that withdrawals reduce the contract value or Account Value, depending on the terms of your contract.

 References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage if your contract was in force with the Guarantee of Principal or greater death benefit option prior to that election.

In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the contract or Account Value, may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.

The following example demonstrates the impact of a proportionate withdrawal on your death benefit:





         o i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit        $200,000
         o Total i4LIFE (Reg. TM) Regular Income payments                         $ 25,000
         o Additional Withdrawal                                                  $15,000 ($15,000/$150,000=10% withdrawal)
         o Account Value at the time of Additional Withdrawal                     $150,000



Death Benefit Value after i4LIFE (Reg. TM) regular income payment = $200,000 - $25,000 = $175,000


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Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500

     Reduction in Death Benefit Value for Withdrawal = $175,000 X 10% = $17,500


The regular income payments reduce the death benefit by $25,000 and the additional withdrawal causes a 10% reduction in the death benefit, the same percentage that the withdrawal reduced the Account Value.

During the Access Period, contracts with the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit may elect to change to the i4LIFE (Reg.
TM) Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home Office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit.

i4LIFE (Reg. TM) Advantage EGMDB. The i4LIFE (Reg. TM) Advantage EGMDB is available only for non-qualified annuities during the Access Period. This benefit is the greatest of:
  o the Account Value as of the valuation date on which we approve the payment of the claim; or
  o the sum of all purchase payments, less the sum of regular income payments and other withdrawals where:
   o regular income payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the death benefit by the dollar amount of the payment or in the same proportion that regular income payments reduce the Account Value, depending on the terms of your contract; and
   o all other withdrawals, if any, reduce the death benefit on either a dollar for dollar basis or in the same proportion that withdrawals reduce the contract value or Account Value, depending on the terms of your contract.

 References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage if your contract was in force with the Guarantee of Principal or greater death benefit option prior to that election; or
  o the highest Account Value or contract value on any contract anniversary date (including the inception date of the contract) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Regular income payments and withdrawals are deducted on either a dollar for dollar basis or in the same proportion that regular income payments and withdrawals reduce the contract value or Account Value, depending on the terms of your contract.

If your contract has the ABE Enhancement Amount (if elected at the time of application) (see discussion under Accumulated Benefit Enhancement ABE) specified in your contract benefit data pages as applicable on the date of death, this Enhancement Amount will be added to the sum of the purchase payments, but will be reduced by the regular income payments and withdrawals on either a dollar for dollar basis or in the same proportion that the regular income payment or withdrawal reduced the contract value or Account Value, depending on the terms of your contract.

When determining the highest anniversary value, if you elected the EGMDB (or more expensive death benefit option) prior to electing i4LIFE (Reg. TM) Advantage and this death benefit was in effect when you purchased i4LIFE (Reg.
TM) Advantage, we will look at the contract value before i4LIFE (Reg. TM) Advantage and the Account Value after the i4LIFE (Reg. TM) Advantage election to determine the highest anniversary value.

In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.

Contracts with the i4LIFE (Reg. TM) Advantage EGMDB may elect to change to the i4LIFE (Reg. TM) Advantage Guarantee of Principal or i4LIFE (Reg. TM) Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg.
TM) Advantage EGMDB.

General Death Benefit Provisions. For all death benefit options, following the Access Period, there is no death benefit.

If there is a change in the contractowner, joint owner or annuitant during the life of the contract, for any reason other than death, the only death benefit payable for the new person will be the i4LIFE (Reg. TM) Advantage Account Value death benefit.

For non-qualified contracts, upon the death of the contractowner, joint owner or annuitant, the contractowner (or beneficiary) may elect to terminate the contract and receive full payment of the death benefit or may elect to continue the contract and receive regular income payments. Upon the death of the secondary life, no death benefit is paid.

If you are the owner of an IRA annuity contract, and you die during the Access Period, the i4LIFE (Reg. TM) Advantage will terminate. A spouse beneficiary may start a new i4LIFE (Reg. TM) Advantage program.

The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:



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1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal Tax Matters.

Upon notification to us of the death, regular income payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and regular income payments will continue. The excess, if any, of the death benefit over the Account Value will be credited into the contract at that time.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

Accumulated Benefit Enhancement (ABESM) (Non-qualified contracts only). This benefit is no longer available to contract purchasers after November 1, 2005. We provide to eligible contractowners of non-qualified i4LIFE (Reg. TM) Advantage contracts only an ABE Enhancement Amount, if requested at the time of application, at no additional charge. You are eligible to receive the ABE Enhancement Amount if:

 o you are purchasing i4LIFE (Reg. TM) Advantage with the EGMDB death benefit;
 o you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with us to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit;
 o the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2,000,000 will require our approval);

 o all contractowners, joint owners and annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit; or
 o the contractowners, joint owners and annuitants of this contract must have been owner(s) or annuitants of the prior contract(s).

Upon the death of any contractowner, joint owner or annuitant, the ABE Enhancement Amount will be payable in accordance with the terms of the i4LIFE (Reg. TM) Advantage EGMDB death benefit. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount is available.

The ABE Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract's death benefit equal to the lesser of:
 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.

In addition, if the actual cash surrender value we receive is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Enhancement Amount to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.

If more than one annuity contract is exchanged to a contract with us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount.

Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFE (Reg. TM) Advantage EGMDB death benefit, the ABE Enhancement Amount will be equal to zero (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the new contractowner or joint owner is age 76 or older when added to the contract, then the ABE Enhancement Amount for this new contractowner or joint owner will be equal to zero.

The ABE Enhancement Amount will terminate on the valuation date the i4LIFE (Reg. TM) Advantage EGMDB death benefit option of the contract is changed or terminated.

It is important to realize that even with the ABE Enhancement Amount, your death benefit will in many cases be less than the death benefit from your prior company. This is always true in the first year, when only 75% of the ABE Enhancement Amount is available.


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General i4LIFE Provisions

Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments and Guaranteed Income Benefit payments, if applicable, will be reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The interest adjustment may apply.

The following example demonstrates the impact of a withdrawal on the regular income payments and the Guaranteed Income Benefit Payments:





         o i4LIFE (Reg. TM) Regular Income Payment before Withdrawal        $  1,200
         o Guaranteed Income Benefit before Withdrawal                      $    750
         o Account Value at time of Additional Withdrawal                   $150,000
         o Additional Withdrawal                                            $15,000 (a 10% withdrawal)



Reduction in i4LIFE (Reg. TM) Regular Income payment for Withdrawal = $1,200 X
 10 % = $120
     i4LIFE (Reg. TM) Regular Income payment after Withdrawal = $1,200 - $120 = $1,080

Reduction in Guaranteed Income Benefit for Withdrawal = $750 X 10% = $75
     Guaranteed Income Benefit after Withdrawal = $750 - $75 = $675

Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The interest adjustment may apply.

Termination. For IRA annuity contracts, you may terminate i4LIFE (Reg. TM) Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice and your contract will return to the accumulation phase. Your i4LIFE (Reg. TM) Advantage death benefit will terminate and you will receive the Guarantee of Principal death benefit option. Upon termination, we will stop assessing the charge for i4LIFE (Reg. TM) Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with the new death benefit option. Your contract value upon termination will be equal to the Account Value on the valuation date we terminate i4LIFE (Reg. TM) Advantage.

For non-qualified contracts, you may not terminate i4LIFE (Reg. TM) Advantage once you have elected it.


4LATERSM Advantage

4LATERSM Advantage provides protection against market loss for your i4LIFE (Reg. TM) Advantage regular income payments. 4LATERSM Advantage includes the calculation of an Income Base (described below), prior to the time regular income payments begin, which is then used to establish a minimum payout floor for the regular income payments. The minimum payout floor called the 4LATERSM Advantage Guaranteed Income Benefit ensures that once you elect i4LIFE (Reg.
TM) Advantage, you will always receive a payout amount at least equal to the Guaranteed Income Benefit, regardless of market performance. Election of this rider may limit how much you can invest in certain subaccounts. See the Contracts - Investment Requirements.


4LATERSM Advantage Prior to i4LIFE (Reg. TM) Advantage

The following discussion covers the operation of 4LATERSM Advantage during the accumulation phase of your annuity. This is prior to the time i4LIFE (Reg. TM) Advantage regular income payments begin.

Income Base. The Income Base is a value established when you purchase 4LATERSM Advantage and will only be used to calculate the 4LATERSM Advantage Guaranteed Income Benefit at a later date. The Income Base is not available for withdrawals or as a death benefit. If you elect 4LATERSM Advantage at the time you purchase the contract, the Income Base initially equals the purchase payments and any bonus credits. If you elect 4LATERSM Advantage after we issue the contract, the Income Base will initially equal the contract value on the 4LATERSM Advantage Rider effective date. Additional purchase payments automatically increase the Income Base by the amount of the purchase payments and any bonus credits. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

As described below, during the accumulation period, the Income Base will be automatically enhanced by 15% (adjusted for additional purchase payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current contract value if your contract value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE (Reg. TM) Advantage and establish the 4LATERSM Advantage Guaranteed Income Benefit, the Income Base is used in the 4LATERSM Advantage Guaranteed Income Benefit calculation.



                                                                              45


Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATERSM Advantage Rider effective date, or on the date of any reset of the Income Base to the contract value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for purchase payments, corresponding bonus credits, and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current contract value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.

Future Income Base. 4LATERSM Advantage provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE (Reg. TM) Advantage is elected, you terminate 4LATERSM Advantage or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATERSM Advantage charge will then be assessed on this newly adjusted Income Base, but the percentage charge will not change.

Any purchase payment made after the 4LATERSM Advantage Rider Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the purchase payment and corresponding bonus credit plus 15% of that purchase payment and corresponding bonus credit.


Example:




         Initial Purchase Payment and corresponding bonus credit         $104,000
         Purchase Payment and corresponding bonus credit 60              $ 10,400
                                                                         --------
         days later
         Income Base                                                     $114,400
         Future Income Base (during the 1st Waiting Period)              $131,560        ($114,000 x 115%)
         Income Base (after 1st Waiting Period)                          $131,560
         New Future Income Base (during 2nd Waiting Period)              $151,294        ($131,560 x 115%)



Any purchase payments made after the 4LATERSM Advantage Rider Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the purchase payment and corresponding bonus credit plus 15% of that purchase payment and corresponding bonus credit on a pro-rata basis for the number of full years remaining in the current Waiting Period.


Example:




         Income Base                                                   $104,000
         Purchase Payment and corresponding bonus credit in            $ 10,400
         Year 2
         New Income Base                                               $114,400
                                                                       --------
         Future Income Base (during 1st Waiting Period-Year 2)         $130,520
         Income Base (after 1st Waiting Period)                        $130,520
         New Future Income Base (during 2nd Waiting Period)            $150,098


         Income Base
         Purchase Payment and corresponding bonus credit in
         Year 2
         New Income Base
         Future Income Base (during 1st Waiting Period-Year 2)        ($104,000 x 115%) + ($10,400 x 100%) +
                                                                      (10,400 x 15% x 1/3)
         Income Base (after 1st Waiting Period)
         New Future Income Base (during 2nd Waiting Period)           (130,520 x 115%)



Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

During any subsequent Waiting Periods, if you elect to reset the Income Base to the contract value, the Future Income Base will equal 115% of the contract value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current contract value below.

In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the contractowner to establish a 4LATERSM Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.

Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATERSM Advantage Rider effective date. The Maximum Income Base will be increased by 200% of any additional purchase payments and corresponding bonus credits. In all circumstances, the Maximum Income Base can never exceed $10,000,000.

After a reset to the current contract value, the Maximum Income Base will equal 200% of the contract value on the valuation date of the reset not to exceed $10,000,000.

Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.



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Example:




      Income Base                               $104,000        Maximum Income Base                     $208,000
      Purchase Payment and                      $ 10,400        Increase to Maximum Income Base         $ 20,800
       corresponding bonus credit in
       Year 2
      New Income Base                           $114,400        New Maximum Income Base                 $228,800
      Future Income Base after Purchase         $130,520        Maximum Income Base                     $228,800
       Payment

      Income Base (after 1st Waiting            $130,520
       Period)
      Future Income Base (during 2nd            $150,098        Maximum Income Base                     $228,800
       Waiting Period)

      Contract Value in Year 4                  $112,000
      Withdrawal of 10%                         $ 11,200

      After Withdrawal (10% adjustment)
-----------------------------------------
      Contract Value                            $100,800
      Income Base                               $117,468
      Future Income Base                        $135,088        Maximum Income Base                     $205,920



Resets of the Income Base to the current contract value ("Resets"). You may elect to reset the Income Base to the current contract value at any time after the initial Waiting Period following: (a) the 4LATERSM Advantage Rider effective date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10,000,000 and the annuitant must be under age 81. You might consider resetting the Income Base if your contract value has increased above the Income Base (including the 15% automatic Enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the contract value, the 15% automatic Enhancement will not apply until the end of the next Waiting Period.

This reset may be elected by sending a written request to our Home Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the contract value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the contract value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE (Reg. TM) Advantage, the annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the contract value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home Office.

At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next valuation date after notice of the reset is approved by us.

We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATERSM Advantage Rider effective date and starting with each anniversary of the 4LATERSM Advantage Rider effective date after that. If the contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.


4LATERSM Advantage Guaranteed Income Benefit

When you are ready to elect i4LIFE (Reg. TM) Advantage regular income payments, the greater of the Income Base accumulated under the 4LATERSM Advantage or the contract value will be used to calculate the 4LATERSM Advantage Guaranteed Income Benefit. The 4LATERSM Advantage Guaranteed Income Benefit is a minimum payout floor for your i4LIFE (Reg. TM) Advantage regular income payments. The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or contract value on the periodic income commencement date, by 1000 and multiplying the result by the rate per $1000 from the Guaranteed Income Benefit Table in your 4LATERSM Advantage Rider. If the contract value is used to establish the 4LATERSM Advantage Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE (Reg. TM) Advantage regular income payment (which is also based on the contract value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the contract value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE (Reg. TM) Advantage regular income payment.



                                                                              47


If the amount of your i4LIFE (Reg. TM) Advantage regular income payment (which is based on your i4LIFE (Reg. TM) Advantage Account Value) has fallen below the 4LATERSM Advantage Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATERSM Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATERSM Advantage Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE (Reg. TM) Advantage regular income payment. If your regular income payment is less than the 4LATERSM Advantage Guaranteed Income Benefit, we will reduce your i4LIFE (Reg. TM) Advantage Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the 4LATERSM Advantage Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:




      4LATER Guaranteed Income Benefit          $ 5,692         i4LIFE (Reg. TM) regular income payment          $ 5,280







         i4LIFE (Reg. TM) Account Value before payment                            $80,000
         Regular Income Payment                                         -         $ 5,280
         Additional payment for 4LATER Guaranteed Income Benefit        -         $   412
------------------------------------------------------------------                -------
         i4LIFE (Reg. TM) Account Value after payment                             $74,308




If your Account Value reaches zero as a result of withdrawals to provide the 4LATERSM Advantage Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATERSM Advantage Guaranteed Income Benefit.

When your Account Value reaches zero, your i4LIFE (Reg. TM) Advantage Access Period will end and the i4LIFE (Reg. TM) Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATERSM Advantage Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your death benefit. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATERSM Advantage Guaranteed Income Benefit for as long as the annuitant (or for nonqualified contracts, the secondary life, if applicable) is living (i.e., the i4LIFE (Reg. TM) Advantage Lifetime Income Period).

If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the 4LATERSM Advantage Guaranteed Income Benefit, the 4LATERSM Advantage Guaranteed Income Benefit will never come into effect.

The 4LATERSM Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current regular income payment, if that result is greater than the immediately prior 4LATERSM Advantage Guaranteed Income Benefit. The step-up will occur on every third periodic income commencement date anniversary for 15 years. At the end of a 15-year step-up period, the contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln Life administer this election for you. At the time of a reset of the 15 year period, the charge for the 4LATERSM Advantage Guaranteed Income Benefit will become the current charge up to the guaranteed maximum charge. After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost).

Under 4LATERSM Advantage, additional purchase payments cannot be made to your contract after the periodic income commencement date. The 4LATERSM Advantage Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period. See i4LIFE (Reg. TM) Advantage - Access Period. Generally, shorter Access Periods will produce a higher initial i4LIFE (Reg. TM) Advantage regular income payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATERSM Advantage Guaranteed Income Benefit is the longer of 20 years or the difference between your current age (nearest birthday) and age 90. (Note: i4LIFE (Reg. TM) Advantage can have a shorter Access Period if a Guaranteed Income Benefit is not provided.)

If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your regular income payment, your 4LATERSM Advantage Guaranteed Income Benefit will also be recalculated and reduced. The 4LATERSM Advantage Guaranteed Income Benefit will be adjusted in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the 4LATERSM Advantage Rider will terminate.

When you make your 4LATERSM Advantage Guaranteed Income Benefit and i4LIFE (Reg. TM) Advantage elections, you must also choose an assumed investment return of 4% to calculate your i4LIFE (Reg. TM) Advantage regular income payments. Once you have elected 4LATERSM Advantage, the assumed investment return rate will not change; however, we may change the required assumed investment return rate in the future for new purchasers only.

The following is an example of what happens when you extend the Access Period:


48


 Assume:
     i4LIFE (Reg. TM) Advantage remaining Access Period = 10 years Current i4LIFE (Reg. TM) Advantage regular income payment = $6375 Current 4LATERSM Advantage Guaranteed Income Benefit = $5692

     Extend Access Period 5 years:
     i4LIFE (Reg. TM) Advantage regular income payment after extension = $5355 Reduction in i4LIFE (Reg. TM) Advantage regular income payment = $5355 \d
 $6375 = 84%
     Reduction in 4LATERSM Advantage Guaranteed Income Benefit = $5692 x 84% = $4781


General Provisions of 4LATERSM Advantage

Eligibility. To purchase 4LATERSM Advantage, all contractowners and the annuitant must be age 80 or younger. Contractowners of qualified contracts should be younger than age 77 to receive the full benefit of 4LATERSM Advantage, since i4LIFE (Reg. TM) Advantage must be elected by age 80. If you plan to elect i4LIFE (Reg. TM) Advantage within three years of the issue date of 4LATERSM Advantage, you will not receive the benefit of the Future Income Base.

4LATERSM Advantage Rider Effective Date. If 4LATERSM Advantage is elected at contract issue, then it will be effective on the contract's effective date. If 4LATERSM Advantage is elected after the contract is issued (by sending a written request to our Home Office), then it will be effective on the next valuation date following approval by us.

Termination. After the later of the third anniversary of the 4LATERSM Advantage Rider Effective Date or the most recent Reset, the 4LATERSM Advantage Rider may be terminated upon written notice to us. Prior to the periodic income commencement date, 4LATERSM Advantage will automatically terminate upon any of the following events:
 o termination of the contract to which this 4LATERSM Advantage Rider is attached;
 o the change of or the death of the annuitant (except if the surviving spouse assumes ownership of the contract and the role of the annuitant upon death of the contractowner); or
 o the change of contractowner (except if the surviving spouse assumes ownership of the contract and the role of annuitant upon the death of the contractowner).

After the periodic income commencement date, the 4LATERSM Advantage Rider will terminate due to any of the following events:
 o the death of the annuitant (or for non-qualified contracts, the later of the death of the annuitant or secondary life if a joint payout was elected); or

 o a contractowner requested decrease in the Access Period or a change to the regular income payment frequency.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the 4LATERSM Advantage Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified.

If you terminate 4LATERSM Advantage prior to the periodic income commencement date, you must wait one year before you can re-elect 4LATERSM Advantage or purchase the Lincoln SmartSecuritySM Advantage. If you terminate the 4LATERSM Advantage Rider on or after the periodic income commencement date, you cannot re-elect it. You may be able to elect the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, if available, after one year. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.

Availability. The availability of 4LATERSM Advantage will depend upon your state's approval of the 4LATERSM Advantage Rider. You cannot elect 4LATERSM Advantage after an annuity payout option has been elected, including i4LIFE (Reg. TM) Advantage or Income4Life (Reg. TM) Solution and it cannot be elected on contracts that currently have Lincoln SmartSecuritySM Advantage. 4LATERSM Advantage will be available to current contractowners after June 7, 2006.

After June 7, 2006, current contractowners who wish to drop the Lincoln SmartSecuritySM Advantage and move to 4LATERSM Advantage may do so until December 31, 2006 (or 90 days after approval in your state if later). Factors to consider when deciding which rider is appropriate are: 1) whether you are interested in current income versus i4LIFE (Reg. TM) Advantage guaranteed regular income payments at a later date; 2) whether you are interested in the 15% automatic enhancement to the Income Base after each Waiting Period; 3) whether you want more flexibility in structuring your income provided by i4LIFE (Reg. TM) Advantage; 4) if your current contract will be subject to Investment Requirements; or 5) the current charge under each rider. You may want to discuss this with your registered representative before making a decision.

Contractowners who drop Lincoln SmartSecuritySM Advantage and elect 4LATERSM Advantage will not carry their Lincoln SmartSecuritySM Advantage Guaranteed Amount over into the new 4LATERSM Advantage. The 4LATERSM Advantage Income Base will be established based on the contractowner's contract value on the effective date of 4LATERSM Advantage. After December 31, 2006,



                                                                              49


contractowners who drop Lincoln SmartSecuritySM Advantage will have to wait one year before they can elect 4LATERSM Advantage. See The contracts - Lincoln SmartSecuritySM Advantage.


Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage

For those who did not elect 4LATERSM Advantage, there is a Guaranteed Income Benefit available for purchase which ensures that your regular income payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. The current annual charge is 0.50% which is added to the i4LIFE (Reg. TM) Advantage charge for a total of 2.35% of the net asset value of the Account Value in the VAA for the i4LIFE (Reg. TM) Advantage Account Value death benefit and 2.40% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit. For non-qualified contracts, the annual charge is 2.55% if the i4LIFE (Reg. TM) Advantage EGMDB is elected. Once the Guaranteed Income Benefit is elected, additional purchase payments cannot be made to the contract. Check with your investment representative regarding the availability of this benefit. Election of this rider may limit how much you can invest in certain subaccounts. See the Contracts - Investment Requirements.

The i4LIFE (Reg. TM) Guaranteed Income Benefit is different from the 4LATERSM Guaranteed Income Benefit previously discussed because if you elect 4LATERSM Advantage currently, you will be guaranteed the availability of a minimum payout floor in the future. There is no guarantee that the i4LIFE (Reg. TM) Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option for new elections at any time. i4LIFE (Reg. TM) Guaranteed Income Benefit, if available, is purchased when you elect i4LIFE (Reg. TM) Advantage or anytime during the Access Period. In addition, the 4LATERSM Guaranteed Income Benefit has a guaranteed value, the Income Base, which can be used as an alternative to the contract value, if higher, to establish the Guaranteed Income Benefit floor. This Income Base is not available with the i4LIFE (Reg. TM) Guaranteed Income Benefit.

The Guaranteed Income Benefit is initially equal to 75% of the regular income payment in effect at the time the Guaranteed Income Benefit is elected. Contractowners who purchased the Lincoln SmartSecuritySM Advantage can use the remaining Guaranteed Amount (if greater than the contract value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit. The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial i4LIFE (Reg. TM) Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial regular income payment times [the remaining Guaranteed Amount divided by the contract value].

If the amount of your i4LIFE (Reg. TM) Advantage regular income payment (which is based on your i4LIFE (Reg. TM) Advantage Account Value) has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your regular income payment. If your regular income payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the Guaranteed Income Benefit. This withdrawal will be made from the variable subaccounts and the fixed account on a pro-rata basis according to your investment allocations. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your death benefit. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant (or for nonqualified contracts, the secondary life, if applicable) is living.

If you purchase the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit on or after April 10, 2006 (or later depending on state availability), an automatic step-up feature will be included for no additional charge. The automatic step-up feature works as follows: After the periodic income commencement date, the Guaranteed Income Benefit will automatically step-up every three years to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third periodic income commencement date anniversary during a 15-year step-up period. At the end of a 15-year step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you. After we administer this election, you have 30 days to notify us if you wish to reverse the election. At the time of a reset of the 15 year period, the Guaranteed Income Benefit charge may increase subject to the guaranteed maximum charge of 1.50%. (i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charges.)

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. See General i4LIFE (Reg. TM) Provisions for an example.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. When you select the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:

     o A 4% assumed investment return (AIR) will be used to calculate the regular income payments.
 o The minimum Access Period required for this benefit is the longer of 20 years or the difference between your age (nearest birthday) and age 90. (The minimum Access Period is 15 years if the Guaranteed Income Benefit was elected prior to April 10, 2006.)
     o The maximum Access Period available for this benefit is to age 115 for non-qualified contracts; to age 100 for qualified contracts.

If you choose to lengthen your Access Period, (which must be increased by a minimum of 5 years) thereby reducing your regular income payment, your i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will also be reduced. The i4LIFE (Reg. TM) Advantage Guaranteed Income



50


Benefit will be reduced in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate. Refer to the Example in the 4LATERSM Guaranteed Income Benefit section.

Contractowners who currently have the prior version of the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit have the opportunity to substitute this new increasing version of the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit until December 31, 2006 (or 90 days after approval in your state if later). Contractowners who change to the increasing i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit may have to extend the Access Period, which will result in lower regular income payments and a lower Guaranteed Income Benefit. In addition, if the Account Value is less than when the original i4LIFE (Reg.
TM) Advantage Guaranteed Income Benefit was elected, the new Guaranteed Income Benefit may be lower. Contractowners will also be subject to certain investment requirements. See The Contracts - Investment Requirements.

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate due to any of the following events:
  o the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint payout was elected on a nonqualified contract); or
  o a contractowner requested decrease in the Access Period or a change to the periodic income payment frequency; or
  o upon written notice to us.

A termination due to a decrease in the Access Period, a change in the periodic income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified.

If you terminate the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE (Reg. TM) Advantage regular income payments will be recalculated. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.


Annuity Payouts

When you apply for a contract, you may select any annuity commencement date permitted by law, which is usually on or before the contractowner's 90th birthday. However, you must elect to receive annuity payouts by your 99th birthday.

The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity payout option.


You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.



Annuity Options

The annuity options outlined below do not apply to contractowners who have elected i4LIFE (Reg. TM) Advantage.


Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.


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Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.


Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable Annuity Payouts) equal to the excess, if any, of:

 o the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus
 o the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death.

The value of the number of annuity units is computed on the date the death claim is approved for payment by the Home office.

Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.

Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option. You may change or revoke in writing to our Home office, any such selection, unless such selection was made irrevocable. If you have not already chosen an annuity payout option, the beneficiary may choose any annuity payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. The mortality and expense risk charge of 1.25% and the charge for administrative services of 0.15% will be assessed on all variable annuity payouts (except for the i4LIFE (Reg. TM) Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk.



Variable Annuity Payouts


Variable annuity payouts will be determined using:
 o The contract value on the annuity commencement date, less any surrender charges on purchase payments made within twelve months of annuitization and applicable premium taxes;
 o The annuity tables contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

Annuity payouts assume an investment return of 3, 4, 5, or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your investment representative. You may choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.

General Information

Any previously selected death benefit in effect before the annuity commencement date will no longer be available on and after the annuity commencement date. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the Home office. You must give us at least 30 days notice before the date on which you want payouts to begin.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization)


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except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to you or your beneficiary as payouts become due after we are in receipt of:
 o proof, satisfactory to us, of the death;
 o written authorization for payment; and
 o all claim forms, fully completed.



Fixed Side of the Contract


Purchase payments, bonus credits and persistency credits allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.


We guarantee an effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Contracts issued in certain states or those contracts issued prior to June 2, 2003 may guarantee a higher minimum rate of interest. Refer to your contract for the specific guaranteed minimum interest rate applicable to your contract. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to the interest adjustment (see Interest adjustment below and Charges and Other Deductions). The interest adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed subaccount.


ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.

Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time.



Guaranteed Periods


The portion of the fixed account which accepts allocations for a guaranteed period at a guaranteed interest rate is called a fixed subaccount. There is a fixed subaccount for each particular guaranteed period.

The owner may allocate purchase payments to one or more fixed subaccounts with guaranteed periods of 1 to 10 years. We may add guaranteed periods or discontinue accepting purchase payments into one or more guaranteed periods at any time. The minimum amount of any purchase payment that can be allocated to a fixed subaccount is $2,000. Each purchase payment and its corresponding bonus credit allocated to a fixed subaccount will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed subaccount. A fixed subaccount guarantee period ends on the date after the number of calendar years in the fixed subaccount's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the fixed subaccount guaranteed period. Amounts surrendered, transferred or withdrawn from a fixed subaccount prior to the end of the guaranteed period will be subject to the interest adjustment. Each guaranteed period purchase payment and its corresponding bonus credit will be treated separately for purposes of determining any applicable interest adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable surrender charges, account fees and premium taxes.

We will notify the contractowner in writing at least 30 days prior to the expiration date for any guaranteed period amount. A new fixed subaccount guaranteed period of the same duration as the previous fixed subaccount guaranteed period will begin automatically at the end of the previous guaranteed period, unless we receive, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed subaccount or to a variable subaccount from among those being offered by us. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.


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Interest Adjustment


Any surrender, withdrawal or transfer of a fixed subaccount guaranteed period amount before the end of the guaranteed period (other than dollar cost averaging, cross-reinvestment, portfolio rebalancing transfers, regular income payments under i4LIFE (Reg. TM) Advantage or withdrawals within the Annual Withdrawal Limit in Lincoln SmartSecuritySM Advantage) will be subject to the interest adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the guaranteed period will not be subject to the interest adjustment. The interest adjustment will be applied to the amount being surrendered, withdrawn or transferred. The interest adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. In general, the interest adjustment reflects the relationship between the yield rate in effect at the time a purchase payment is allocated to a fixed subaccount's guaranteed period under the contract and the yield rate in effect at the time of the purchase payment's surrender, withdrawal or transfer. It also reflects the time remaining in the fixed subaccount's guaranteed period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the purchase payment was allocated, then the application of the interest adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the purchase payment, then the application of the interest adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.


The interest adjustment is calculated by multiplying the transaction amount by:


    (1+A)n         -1
-------------
  (1+B +K )n

     where:

   A = yield rate for a U.S. Treasury security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.

   B = yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the subaccount's guaranteed period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.

   K = a 0.25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no interest adjustment.

     n = The number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)

     Straight-Line interpolation is used for periods to maturity not quoted.

See the SAI for examples of the application of the interest adjustment.




Federal Tax Matters


Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.



Nonqualified Annuities


This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.



Tax Deferral On Earnings


The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:


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 o An individual must own the contract (or the tax law must treat the contract as owned by an individual).
 o The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.
 o Your right to choose particular investments for a contract must be limited.
 o The annuity commencement date must not occur near the end of the annuitant's life expectancy.



Contracts Not Owned by an Individual


If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
 o Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
 o Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the annuity payout period;
 o Contracts acquired by an estate of a decendent;
 o Certain qualified contracts;
 o Contracts purchased by employers upon the termination of certain qualified plans; and
 o Certain contracts used in connection with structured settlement agreements.



Investments in the VAA Must Be Diversified


For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."


Restrictions


Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.


Loss of Interest Deduction


After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.



Age at which Annuity Payouts Begin


Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.



Tax Treatment of Payments


We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.



Taxation of Withdrawals and Surrenders

You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as



                                                                              55


a withdrawal. If your contract has Lincoln SmartSecuritySM Advantage, and if your Guaranteed Amount immediately before a withdrawal exceeds your account value, the tax law could require that an additional amount be included in income. Please consult your tax adviser.


Taxation of Annuity Payouts

The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than regular income payments, are taken from i4LIFE (Reg. TM) Advantage during the access period, they are taxed in the same manner as a withdrawal during the deferral period.


Taxation of Death Benefits


We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

Death prior to the annuity commencement date:
 o If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.
 o If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.

Death after the annuity commencement date:
 o If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.
 o If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.



Penalty Taxes Payable on Withdrawals, Surrenders, or Annuity Payouts


The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:
 o you receive on or after you reach 591/2,
 o you receive because you became disabled (as defined in the tax law),
 o you receive from an immediate annuity,
 o a beneficiary receives on or after your death, or
 o you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).



Special Rules if You Own More Than One Annuity Contract


In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.



Loans and Assignments


Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your contract value, as a withdrawal of such amount or portion.



Gifting a Contract


If you transfer ownership of your contract, other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.


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Charges for Additional Benefits

Your contract automatically includes a basic death benefit and may include other optional riders. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit charge and charges for other optional riders, if any, as a contract withdrawal.


Qualified Retirement Plans


We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.


Types of Qualified Contracts and Terms of Contracts


Qualified plans include the following:
 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
 o 403(b) plans (public school system and tax-exempt organization annuity plans)
 o 401(a) plans (qualified corporate employee pension and profit-sharing plans)
 o 403(a) plans (qualified annuity plans)
 o H.R. 10 or Keogh Plans (self-employed individual plans)

 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
 o Roth 403(b) plans


We do not offer certain types of qualified plans for all of our annuity products. Check with your representative concerning qualified plan availability for this product.

We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.


Tax Treatment of Qualified Contracts


The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,
 o Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.
 o Under most qualified plans, such as a traditional IRA, the owner must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 701/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 701/2 or retirement.
 o Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.


Tax Treatment of Payments


The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.



Required Minimum Distributions


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Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 701/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 701/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.


The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Under new regulations, the presence of an enhanced death benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.

Federal Penalty Taxes Payable on Distributions


The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:
 o received on or after the annuitant reaches 591/2,
 o received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),
 o received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or
 o received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.


Transfers and Direct Rollovers


As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.



Death Benefit and IRAs


Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.



Federal Income Tax Withholding


We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.



Our Tax Status


Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. Therefore, we do not impose a


58

charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.



Changes in the Law


The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.




Additional Information

Voting Rights

As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Fund shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.


Whenever a shareholders meeting is called, each person having a voting interest in a subaccount will receive proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account - Fund Shares.


Return Privilege


Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the Home office at PO Box 7866, 1300 South Clinton Street, Fort Wayne, IN 46802-7866. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes plus mortality and expense risk charges and administrative charges proportionately attributable to the bonus credits, less any bonus credits paid into the contract by us. In addition, if the contract value on the date of cancellation is less than the sum of purchase payments minus withdrawals, we will also return both the investment loss and fund management fees, each in an amount that is proportionately attributable to the bonus credits. No surrender charges or interest adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the contract value, excluding the bonus credits during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the purchase payment(s). IRA purchasers will receive purchase payments only.



State Regulation


As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.



Records and Reports


As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Holdings, Inc. and Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home office, at least semi-annually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.



Other Information


A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.


                                                                              59

You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnRetirement.com, select service centers and continue on through the Internet Service Center.



Legal Proceedings

Lincoln Life is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.

After consultation with legal counsel and a review of available facts, it is management's opinion that the proceedings ultimately will be resolved without materially affecting the financial position of Lincoln Life, the VAA or the Principal Underwriter.



60


Contents of the Statement of Additional Information (SAI) for Lincoln Life Variable Annuity Account N




Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment
Calculations
Determination of Accumulation and Annuity Unit
Value
Advertising
Additional Services
Other Information
Financial Statements


For a free copy of the SAI complete the form below.











                Statement of Additional Information Request Card
                          Lincoln ChoicePlus II Bonus
                    Lincoln Life Variable Annuity Account N











Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N (Lincoln ChoicePlus II Bonus).


                                 (Please Print)


Name: -------------------------------------------------------------------------






Address: ----------------------------------------------------------------------














City ---------------------------------------------------  State ---------
Zip ---------


Mail to The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, Indiana 46801.

                                                                              61


                      (This page intentionally left blank)

62


                      (This page intentionally left blank)

                                                                              63


Appendix A - Condensed Financial Information

Accumulation Unit Values
The following information relating to accumulation unit values and accumulation units for funds available on the periods ended December 31 comes from the VAA's financials. It should be read along with the VAA's financial statements and notes which are all included in the SAI.




                                  with EEB and Step-Up                                  with EEB
                   ---------------------------------------------------      --------------------------------
                       Accumulation unit value                                  Accumulation unit value
                   --------------------------------                         --------------------------------
                                                           Number of
                    Beginning            End of           accumulation       Beginning            End of
                    of period            period              units           of period            period
                   -----------      ---------------      -------------      -----------      ---------------
                      (Accumulation unit value in dollars and Number of accumulation units in thousands)
AIM V.I. Growth Fund
2000.........
2001.........         10.000             11.122(1)              1**            10.000             11.125(1)
2002.........         11.122              7.521                11              11.125              7.527
2003.........          7.521              9.663                 6               8.846              9.676
2004.........          9.663             10.245                 6               9.676             10.264
2005.........         10.245             10.777                 6              10.264             10.802
-------------         ------             --------              --              ------             --------
AIM V.I. International Growth Fund
2000.........
2001.........         10.000             10.610(1)              1**            10.000             10.611(1)
2002.........         10.610              8.757                 6              10.611              8.765
2003.........          8.757             11.056                 9               8.765             11.071
2004.........         11.056             13.426                 9              11.071             13.451
2005.........         13.426             15.513                10              13.451             15.550
-------------         ------             --------              --              ------             --------
AIM V.I. Premier Equity Fund
2000.........
2001.........         10.000             11.308(1)              1**            10.000             11.310(1)
2002.........         11.308              7.720                 6              11.310              7.726
2003.........          7.720              9.461                 7               7.726              9.473
2004.........          9.461              9.798                 5               9.473              9.815
2005.........          9.798             10.134                 3               9.815             10.156
-------------         ------             --------              --              ------             --------
AllianceBernstein VP Global Technology Portfolio
2000.........
2001.........         10.000             12.866(1)              1**            10.000             11.547(2)
2002.........         12.866              7.353                 3              11.547              6.599
2003.........          7.353             10.379                14               6.599              9.320
2004.........         10.379             10.707                14               9.320              9.620
2005.........         10.707             10.894                 5               9.620              9.793
-------------         ------             --------              --              ------             --------
AllianceBernstein VP Growth and Income Portfolio
2000.........
2001.........         10.000             11.314(1)              1**            10.000             10.344(2)
2002.........         11.314              8.633                39              10.344              7.897
2003.........          8.633             11.202               157               7.897             10.253
2004.........         11.202             12.231                78              10.253             11.200
2005.........         12.231             12.558                85              11.200             11.506
-------------         ------             --------             ---              ------             --------
AllianceBernstein VP Large Cap Growth Portfolio
2000.........
2001.........         10.000             11.946(1)              1**            10.000             11.946(1)
2002.........         11.946              8.110                 4              11.946              8.114
2003.........          8.110              9.821                10               8.114              9.832
2004.........          9.821             10.446                 6               9.832             10.462
2005.........         10.446             11.777                 5              10.462             11.801
-------------         ------             --------             ---              ------             --------
AllianceBernstein Small/Mid Cap Value Portfolio
2000.........
2001.........         10.000             11.868(1)              1**            10.000              11.87(1)
2002.........         11.868             10.909                 6              11.870             10.915
2003.........         10.909             15.088                19              10.915             15.104
2004.........         15.088             17.637                18              15.104             17.664
2005.........         17.637             18.462                19              17.664             18.500
-------------         ------             --------             ---              ------             --------
American Century VP Inflation Protection Fund
2004.........          N/A               N/A                 N/A                9.948             10.395
2005.........         10.392             10.360                 6              10.395             10.368
-------------         ------             --------            ----              ------             --------



                     with EEB
                   -------------
                                          Accumulation unit value
                     Number of        --------------------------------        Number of
                    accumulation       Beginning            End of           accumulation
                       units           of period            period              units
                   -------------      -----------      ---------------      -------------
                     (Accumulation unit value in dollars and Number of accumulation units in thousands)
AIM V.I. Growth Fund
2000.........                             N/A               N/A                 N/A
2001.........             1**            10.000             11.618(3)              1**
2002.........             0              11.618              7.863                22
2003.........            45               7.863             10.113                29
2004.........             3              10.113             10.733                27
2005.........             2              10.733             11.301                23
-------------            --              ------             --------            ----
AIM V.I. International Growth Fund
2000.........                             N/A               N/A                 N/A
2001.........             1**            10.000             11.228(3)              1**
2002.........            10              11.228              9.280                 1
2003.........            14               9.280             11.727                 1
2004.........            18              11.727             14.255                 2
2005.........            15              14.255             16.488                 2
-------------            --              ------             --------            ----
AIM V.I. Premier Equity Fund
2000.........                             N/A               N/A                 N/A
2001.........             1**            10.000             11.843(3)              1**
2002.........             5              11.843              8.096                 6
2003.........            17               8.096              9.930                 5
2004.........            12               9.930             10.294                 4
2005.........            11              10.294             10.658                 4
-------------            --              ------             --------            ----
AllianceBernstein VP Global Technology Portfolio
2000.........                            10.000              6.641                23
2001.........             2               6.641              4.864                93
2002.........            19               4.864              2.781               148
2003.........            14               2.781              3.930                80
2004.........            17               3.930              4.058                74
2005.........            14               4.058              4.133                43
-------------            --              ------             --------            ----
AllianceBernstein VP Growth and Income Portfolio
2000.........                            10.000             10.469                27
2001.........            14              10.469             10.303               234
2002.........            48              10.303              7.870               304
2003.........            27               7.870             10.223                76
2004.........            66              10.223             11.173                77
2005.........            47              11.173             11.483                67
-------------            --              ------             --------            ----
AllianceBernstein VP Large Cap Growth Portfolio
2000.........                            10.000              7.728                11
2001.........             6               7.728              6.272               135
2002.........            13               6.272              4.262               166
2003.........            22               4.262              5.167                42
2004.........            21               5.167              5.501                46
2005.........            22               5.501              6.208                64
-------------            --              ------             --------            ----
AllianceBernstein Small/Mid Cap Value Portfolio
2000.........                             N/A               N/A                 N/A
2001.........             1**            10.000             11.872(1)              1**
2002.........             4              11.872             10.922                 5
2003.........             7              10.922             15.122                 6
2004.........            12              15.122             17.694                 7
2005.........            12              17.694             18.540                 5
-------------            --              ------             --------            ----
American Century VP Inflation Protection Fund
2004.........            34              10.048             10.398                 5
2005.........             5              10.398             10.377                13
-------------            --              ------             --------            ----



                                       with EGMDB                                             with GOP
                   ---------------------------------------------------      --------------------------------------------
                       Accumulation unit value                               Accumulation unit value
                   --------------------------------        Number of        -------------------------        Number of
                    Beginning            End of           accumulation       Beginning        End of        accumulation
                    of period            period              units           of period        period           units
                   -----------      ---------------      -------------      -----------      --------      -------------
                            (Accumulation unit value in dollars and Number of accumulation units in thousands)
AIM V.I. Growth Fund
2000.........          N/A               N/A                 N/A
2001.........         10.000             11.130(1)              3
2002.........         11.130              7.544                49
2003.........          7.544              9.717                79             10.758         12.199               3
2004.........          9.717             10.328                77             12.199         12.978               5
2005.........         10.328             10.892                50             12.978         13.700               3
-------------         ------             --------            ----             ------         ------               -
AIM V.I. International Growth Fund
2000.........          N/A               N/A                 N/A
2001.........         10.000             10.615(1)              1**
2002.........         10.615              8.785                29
2003.........          8.785             11.117                63              N/A             N/A              N/A
2004.........         11.117             13.535                64             12.481         15.209               2
2005.........         13.535             15.678                50             15.209         17.635               2
-------------         ------             --------            ----             ------         ------             ---
AIM V.I. Premier Equity Fund
2000.........          N/A               N/A                 N/A
2001.........         10.000             11.317(1)              4
2002.........         11.317              7.746                97
2003.........          7.746              9.516               126             10.546         11.757               2
2004.........          9.516              9.879               116             11.757         12.218               5
2005.........          9.879             10.244               101             12.218         12.682               5
-------------         ------             --------            ----             ------         ------             ---
AllianceBernstein VP Global Technology Portfolio
2000.........         10.000              6.554               381
2001.........          6.554              4.808               643
2002.........          4.808              2.753               513
2003.........          2.753              3.896               137             10.775         12.996               0
2004.........          3.896              4.029               143             12.996         13.454               5
2005.........          4.029              4.110               151             13.454         13.737               4
-------------         ------             --------            ----             ------         ------             ---
AllianceBernstein VP Growth and Income Portfolio
2000.........         10.000             10.457               202
2001.........         10.457             10.306               999
2002.........         10.306              7.884              1,741
2003.........          7.884             10.256               604             10.758         12.018              28
2004.........         10.256             11.226               749             12.018         13.167             151
2005.........         11.226             11.556               704             13.167         13.568             185
-------------         ------             --------            -----            ------         ------             ---
AllianceBernstein VP Large Cap Growth Portfolio
2000.........         10.000              7.682               523
2001.........          7.682              6.244              1,021
2002.........          6.244              4.250               867
2003.........          4.250              5.160               410             10.384         11.498              11
2004.........          5.160              5.502               443             11.498         12.272              21
2005.........          5.502              6.218               465             12.272         13.884              29
-------------         ------             --------            -----            ------         ------             ---
AllianceBernstein Small/Mid Cap Value Portfolio
2000.........          N/A               N/A                 N/A
2001.........         10.000             11.876(1)              7
2002.........         11.876             10.943                50
2003.........         10.943             15.174               125             10.659         13.131               4
2004.........         15.174             17.781               160             13.131         15.402              34
2005.........         17.781             18.660               161             15.402         16.179              62
-------------         ------             --------            -----            ------         ------             ---
American Century VP Inflation Protection Fund
2004.........         10.000             10.407                57             10.012         10.414              18
2005.........         10.407             10.402               212             10.414         10.419              87
-------------         ------             --------            -----            ------         ------             ---


                                      A-1



                                  with EEB and Step-Up                                  with EEB
                   ---------------------------------------------------      --------------------------------
                       Accumulation unit value                                  Accumulation unit value
                   --------------------------------                         --------------------------------
                                                           Number of
                    Beginning            End of           accumulation       Beginning            End of
                    of period            period              units           of period            period
                   -----------      ---------------      -------------      -----------      ---------------
                      (Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds Global Growth Fund
2004.........         10.267             11.252                12               N/A               N/A
2005.........         11.252             12.601                17              11.256             12.611
-------------         ------             ------                --              ------             ------
American Funds Global Small Capitalization Fund
2000.........
2001.........         10.000             12.495(1)              1**            10.000             11.126(2)
2002.........         12.495              9.929                15              11.126              8.845
2003.........          9.929             14.964                22               8.845             13.338
2004.........         14.964             17.758                30              13.338             15.836
2005.........         17.758             21.852                34              15.836             19.496
-------------         ------             --------              --              ------             --------
American Funds Growth Fund
2000.........
2001.........         10.000             12.307(1)              5              10.000             10.813(2)
2002.........         12.307              9.127               129              10.813              8.023
2003.........          9.127             12.258               247               8.023             10.780
2004.........         12.258             13.537               247              10.780             11.911
2005.........         13.537             15.441               235              11.911             13.593
-------------         ------             --------             ---              ------             --------
American Funds Growth-Income Fund
2000.........
2001.........         10.000             11.319(1)             11              10.000             10.528(2)
2002.........         11.309              9.065               158              10.528              8.443
2003.........          9.065             11.785               371               8.443             10.982
2004.........         11.785             12.769               372              10.982             11.905
2005.........         12.769             13.266               405              11.905             12.375
-------------         ------             --------             ---              ------             --------
American Funds International Fund
2000.........
2001.........         10.000             10.835(1)              1**            10.000             10.218(2)
2002.........         10.835              9.058                27              10.218              8.546
2003.........          9.058             11.991                53               8.546             11.319
2004.........         11.991             14.045               146              11.319             13.265
2005.........         14.045             16.753               120              13.265             15.830
-------------         ------             --------             ---              ------             --------
Delaware VIP Capital Reserves
2005.........          N/A               N/A                 N/A                N/A               N/A
-------------         ------             --------            ----              ------             --------
Delaware VIP Diversified Income Series
2004.........         10.011             10.858                 2              10.197             10.862
2005.........         10.858             10.597                22              10.862             10.605
-------------         ------             --------            ----              ------             --------
Delaware VIP Emerging Markets Series(4)
2004.........          N/A               N/A                 N/A                N/A               N/A
2005.........         25.710             32.081                 4              23.491             29.327
-------------         ------             --------            ----              ------             --------
Delaware VIP High Yield Series
2000.........
2001.........         10.000             10.304(1)              1**            10.000              9.945(2)
2002.........         10.304             10.283                19               9.945              9.928
2003.........         10.283             12.982                50               9.928             12.541
2004.........         12.982             14.531               120              12.541             14.045
2005.........         14.531             14.742                93              14.045             14.256
-------------         ------             --------            ----              ------             --------
Delaware VIP REIT Series
2000.........
2001.........         10.000             10.698(1)              1**            10.000             10.380(2)
2002.........         10.698             10.961               101              10.380             10.641
2003.........         10.961             14.390               131              10.641             13.976
2004.........         14.390             18.518               111              13.976             17.994
2005.........         18.518             19.425                90              17.994             18.885
-------------         ------             --------            ----              ------             --------
Delaware VIP Small Cap Value Series
2000.........
2001.........         10.000              11.79(1)              2              10.000             10.979(2)
2002.........         11.790             10.911                35              10.979             10.165
2003.........         10.911             15.175                93              10.165             14.144
2004.........         15.175             18.049                26              14.144             16.831
2005.........         18.049             19.339                26              16.831             18.043
-------------         ------             --------            ----              ------             --------



                     with EEB
                   -------------
                                       Accumulation unit value
                     Number of        -------------------------        Number of
                    accumulation       Beginning        End of        accumulation
                       units           of period        period           units
                   -------------      -----------      --------      -------------
                   (Accumulation unit value in dollars and Number of accumulation units
                                               in thousands)
American Funds Global Growth Fund
2004.........           N/A               N/A             N/A             N/A
2005.........             2              11.039         12.621              2
-------------           ---              ------         ------            ---
American Funds Global Small Capitalization Fund
2000.........                            10.000          8.240             17
2001.........             1               8.240          7.056             41
2002.........            10               7.056          5.613             54
2003.........            54               5.613          8.468             23
2004.........            32               8.468         10.059             24
2005.........            33              10.059         12.390             23
-------------           ---              ------         ------            ---
American Funds Growth Fund
2000.........                            10.000          8.970             71
2001.........            18               8.970          7.214            360
2002.........           133               7.214          5.355            752
2003.........           236               5.355          7.199            351
2004.........           337               7.199          7.958            366
2005.........           355               7.958          9.087            336
-------------           ---              ------         ------            ---
American Funds Growth-Income Fund
2000.........                            10.000         10.432             46
2001.........            17              10.432         10.514            379
2002.........           112              10.514          8.436            727
2003.........           174               8.436         10.978            390
2004.........           310              10.978         11.906            393
2005.........           324              11.906         12.382            351
-------------           ---              ------         ------            ---
American Funds International Fund
2000.........                            10.000          7.825             78
2001.........             8               7.825          6.160            232
2002.........            40               6.160          5.155            282
2003.........            32               5.155          6.831             98
2004.........            72               6.831          8.009            104
2005.........            80               8.009          9.563            115
-------------           ---              ------         ------            ---
Delaware VIP Capital Reserves
2005.........           N/A               N/A             N/A             N/A
-------------           ---              ------         ------            ---
Delaware VIP Diversified Income Series
2004.........           184              10.253         10.865              5
2005.........            11              10.865         10.614             17
-------------           ---              ------         ------            ---
Delaware VIP Emerging Markets Series(4)
2004.........           N/A               N/A             N/A             N/A
2005.........             2              19.280         24.082              2
-------------           ---              ------         ------            ---
Delaware VIP High Yield Series
2000.........                            10.000          8.953              7
2001.........             2               8.953          8.413             89
2002.........            21               8.413          8.403            197
2003.........            30               8.403         10.619             95
2004.........            43              10.619         11.899             86
2005.........            26              11.899         12.083             88
-------------           ---              ------         ------            ---
Delaware VIP REIT Series
2000.........                            10.000         10.700              2
2001.........             4              10.700         11.427             33
2002.........            20              11.427         11.720            123
2003.........            51              11.720         15.401             57
2004.........           110              15.401         19.839             56
2005.........            53              19.839         20.832             45
-------------           ---              ------         ------            ---
Delaware VIP Small Cap Value Series
2000.........                            10.000         11.836              5
2001.........             5              11.836         12.989             67
2002.........            55              12.989         12.033            143
2003.........            37              12.033         16.751             54
2004.........            48              16.751         19.944             50
2005.........            43              19.944         21.390             47
-------------           ---              ------         ------            ---



                                    with EGMDB                                         with GOP
                   --------------------------------------------      --------------------------------------------
                    Accumulation unit value                           Accumulation unit value
                   -------------------------        Number of        -------------------------        Number of
                    Beginning        End of        accumulation       Beginning        End of        accumulation
                    of period        period           units           of period        period           units
                   -----------      --------      -------------      -----------      --------      -------------
                         (Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds Global Growth Fund
2004.........         10.000         11.269              31            10.083         11.276               37
2005.........         11.269         12.652             101            11.276         12.672               87
-------------         ------         ------             ---            ------         ------               --
American Funds Global Small Capitalization Fund
2000.........         10.000          8.295             308
2001.........          8.295          7.114             432
2002.........          7.114          5.667             654
2003.........          5.667          8.562             357            11.531         14.139                8
2004.........          8.562         10.186             488            14.139         16.837               51
2005.........         10.186         12.566             624            16.837         20.791               82
-------------         ------         ------             ---            ------         ------               --
American Funds Growth Fund
2000.........         10.000          8.887             934
2001.........          8.887          7.158           2,621
2002.........          7.158          5.322           4,726
2003.........          5.322          7.165           3,053            10.775         12.322              147
2004.........          7.165          7.933           4,032            12.322         13.655              485
2005.........          7.933          9.071           4,615            13.655         15.630              708
-------------         ------         ------           -----            ------         ------              ---
American Funds Growth-Income Fund
2000.........         10.000         10.429             181
2001.........         10.429         10.526           1,082
2002.........         10.526          8.459           2,824
2003.........          8.459         11.024           2,572            10.819         12.296              279
2004.........         11.024         11.975           3,427            12.296         13.370              915
2005.........         11.975         12.472           3,730            13.370         13.939            1,152
-------------         ------         ------           -----            ------         ------            -----
American Funds International Fund
2000.........         10.000          7.865             493
2001.........          7.865          6.200           1,003
2002.........          6.200          5.196           1,647
2003.........          5.196          6.896           1,142            10.931         13.203               25
2004.........          6.896          8.098           1,586            13.203         15.519              152
2005.........          8.098          9.683           1,845            15.519         18.576              186
-------------         ------         ------           -----            ------         ------            -----
Delaware VIP Capital Reserves
2005.........          9.995          9.924               4             N/A             N/A             N/A
-------------         ------         ------           -----            ------         ------            -----
Delaware VIP Diversified Income Series
2004.........         10.000         10.875             153            10.043         10.881               51
2005.........         10.875         10.639             388            10.881         10.656              107
-------------         ------         ------           -----            ------         ------            -----
Delaware VIP Emerging Markets Series(4)
2004.........         14.430         19.378              21            10.103         13.576                1**
2005.........         19.378         24.241             135            13.576         17.000               45
-------------         ------         ------           -----            ------         ------            -----
Delaware VIP High Yield Series
2000.........         10.000          8.961              46
2001.........          8.961          8.432             303
2002.........          8.432          8.435             472
2003.........          8.435         10.676             453            10.265         11.078               39
2004.........         10.676         11.980             630            11.078         12.443              208
2005.........         11.980         12.184             610            12.443         12.668              223
-------------         ------         ------           -----            ------         ------            -----
Delaware VIP REIT Series
2000.........         10.000         10.676             119
2001.........         10.676         11.418             267
2002.........         11.418         11.729             629
2003.........         11.729         15.436             400            10.397         12.197               27
2004.........         15.436         19.913             500            12.197         15.751              107
2005.........         19.913         20.941             474            15.751         16.581              115
-------------         ------         ------           -----            ------         ------            -----
Delaware VIP Small Cap Value Series
2000.........         10.000         11.772              89
2001.........         11.772         12.938             330
2002.........         12.938         12.004             756
2003.........         12.004         16.735             437            10.841         13.168               12
2004.........         16.735         19.955             510            13.168         15.716               58
2005.........         19.955         21.435             570            15.716         16.899              103
-------------         ------         ------           -----            ------         ------            -----


                                      A-2



                                  with EEB and Step-Up                                  with EEB
                   ---------------------------------------------------      --------------------------------
                       Accumulation unit value                                  Accumulation unit value
                   --------------------------------                         --------------------------------
                                                           Number of
                    Beginning            End of           accumulation       Beginning            End of
                    of period            period              units           of period            period
                   -----------      ---------------      -------------      -----------      ---------------
                      (Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP Trend Series
2000.........
2001.........         10.000             12.782(1)              2              10.000             11.337(2)
2002.........         12.782             10.030                13              11.337              8.900
2003.........         10.030             13.272                28               8.900             11.783
2004.........         13.272             14.633                32              11.783             12.998
2005.........         14.633             15.172                20              12.998             13.483
-------------         ------             --------              --              ------             --------
Delaware VIP U.S. Growth Series
2000.........
2001.........         10.000             11.636(1)              1**            10.000             11.638(1)
2002.........         11.636              8.079                 3              11.638              8.083
2003.........          8.079              9.784                19               8.083              9.794
2004.........          9.784              9.896                18               9.794              9.911
2005.........          9.896             11.114                10               9.911             11.137
-------------         ------             --------              --              ------             --------
Delaware VIP Value Series
2000.........
2001.........         10.000             11.091(1)              1**            10.000             10.314(2)
2002.........         11.091              8.839                11              10.314              8.225
2003.........          8.839             11.115                 8               8.225             10.348
2004.........         11.115             12.503                 8              10.348             11.646
2005.........         12.503             12.985                10              11.646             12.101
-------------         ------             --------              --              ------             --------
Fidelity VIP Contrafund Portfolio
2000.........
2001.........         10.000             10.932(1)              1**            10.000             10.935(1)
2002.........         10.932              9.699                10              10.935              9.708
2003.........          9.699             12.206                20               9.708             12.224
2004.........         12.206             13.799                31              12.224             13.826
2005.........         13.799             15.803                30              13.826             15.841
-------------         ------             --------              --              ------             --------
Fidelity VIP Equity-Income Portfolio
2000.........
2001.........         10.000             11.092(1)              1**            10.000             10.286(2)
2002.........         11.092              9.020                32              10.286              8.370
2003.........          9.020             11.514                42               8.370             10.689
2004.........         11.514             12.573                45              10.689             11.678
2005.........         12.573             13.030                33              11.678             12.108
-------------         ------             --------              --              ------             --------
Fidelity VIP Growth Portfolio
2000.........
2001.........         10.000             11.765(1)              1**            10.000             10.689(2)
2002.........         11.765              8.050                 7              10.689              7.317
2003.........          8.050             10.475                19               7.317              9.526
2004.........         10.475             10.604                16               9.526              9.648
2005.........         10.604             10.982                14               9.648              9.997
-------------         ------             --------              --              ------             --------
Fidelity VIP Mid Cap
2005.........          N/A               N/A                 N/A               10.095             11.554
-------------         ------             --------            ----              ------             --------
Fidelity VIP Overseas Portfolio
2000.........
2001.........         10.000             10.895(1)              1**            10.000             10.897(1)
2002.........         10.895              8.507                 4              10.897              8.513
2003.........          8.507             11.945                11               8.513             11.960
2004.........         11.945             13.288                12              11.960             13.311
2005.........         13.288             15.494                12              13.311             15.529
-------------         ------             --------            ----              ------             --------
FTVIPT Franklin Small-Mid Cap Growth Securities Fund
2000.........
2001.........         10.000             12.289(1)              1**            10.000             12.291(1)
2002.........         12.289              8.603                26              12.291              8.611
2003.........          8.603             11.591                22               8.611             11.607
2004.........         11.591             12.684                10              11.607             12.708
2005.........         12.684             13.048                 8              12.708             13.079
-------------         ------             --------            ----              ------             --------
FTVIPT Templeton Global Income Securities
2005.........          N/A               N/A                 N/A                N/A               N/A
-------------         ------             --------            ----              ------             --------



                     with EEB
                   -------------
                                          Accumulation unit value
                     Number of        --------------------------------        Number of
                    accumulation       Beginning            End of           accumulation
                       units           of period            period              units
                   -------------      -----------      ---------------      -------------
                     (Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP Trend Series
2000.........                            10.000              7.758                64
2001.........             2               7.758              6.445               168
2002.........            48               6.445              5.062               291
2003.........            46               5.062              6.706               108
2004.........            45               6.706              7.401               104
2005.........            21               7.401              7.681                71
-------------            --              ------              -----               ---
Delaware VIP U.S. Growth Series
2000.........                             N/A               N/A                 N/A
2001.........             1**            10.000             11.640(1)              1**
2002.........             2              11.640              8.089                 6
2003.........             7               8.089              9.806                 7
2004.........            23               9.806              9.928                 6
2005.........             8               9.928             11.161                 6
-------------            --              ------             --------            ----
Delaware VIP Value Series
2000.........                            10.000             11.553                 3
2001.........             1**            11.553             10.894                35
2002.........            16              10.894              8.692                98
2003.........            30               8.692             10.942                45
2004.........            33              10.942             12.320                44
2005.........            30              12.320             12.808                45
-------------            --              ------             --------            ----
Fidelity VIP Contrafund Portfolio
2000.........                             N/A               N/A                 N/A
2001.........             1**            10.000             10.936(1)              1**
2002.........             8              10.936              9.715                11
2003.........            24               9.715             12.239                64
2004.........            37              12.239             13.849                63
2005.........            53              13.849             15.876                59
-------------            --              ------             --------            ----
Fidelity VIP Equity-Income Portfolio
2000.........                            10.000             10.857                 6
2001.........            13              10.857             10.111                96
2002.........            33              10.111              8.231               181
2003.........            52               8.231             10.517               116
2004.........            54              10.517             11.496               117
2005.........            45              11.496             11.926               110
-------------            --              ------             --------            ----
Fidelity VIP Growth Portfolio
2000.........                            10.000              8.356                69
2001.........             5               8.356              6.744               154
2002.........            34               6.744              4.619               154
2003.........            15               4.619              6.016                34
2004.........            29               6.016              6.096                35
2005.........            27               6.096              6.320                34
-------------            --              ------             --------            ----
Fidelity VIP Mid Cap
2005.........             4               N/A               N/A                 N/A
-------------            --              ------             --------            ----
Fidelity VIP Overseas Portfolio
2000.........                            10.000              8.597                 3
2001.........             1**             8.597              6.660                16
2002.........             1               6.660              5.206                34
2003.........             6               5.206              7.317                23
2004.........            29               7.317              8.147                26
2005.........            17               8.147              9.510                35
-------------            --              ------             --------            ----
FTVIPT Franklin Small-Mid Cap Growth Securities Fund
2000.........                            10.000              8.038                 4
2001.........             1               8.038              6.694                92
2002.........            10               6.694              4.691               103
2003.........            45               4.691              6.327                30
2004.........            25               6.327              6.930                28
2005.........            23               6.930              7.136                40
-------------            --              ------             --------            ----
FTVIPT Templeton Global Income Securities
2005.........          N/A                9.978              9.867                 4
-------------          ----              ------             --------            ----



                                       with EGMDB                                             with GOP
                   ---------------------------------------------------      --------------------------------------------
                       Accumulation unit value                               Accumulation unit value
                   --------------------------------        Number of        -------------------------        Number of
                    Beginning            End of           accumulation       Beginning        End of        accumulation
                    of period            period              units           of period        period           units
                   -----------      ---------------      -------------      -----------      --------      -------------
                            (Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP Trend Series
2000.........         10.000              7.763                820
2001.........          7.763              6.459              1,353
2002.........          6.459              5.081              1,961
2003.........          5.081              6.740                764            10.831          12.550              6
2004.........          6.740              7.450                925            12.550          13.886             39
2005.........          7.450              7.744                641            13.886          14.447             56
-------------         ------              -----              -----            ------          ------             --
Delaware VIP U.S. Growth Series
2000.........          N/A               N/A                 N/A
2001.........         10.000             11.645(1)               1**
2002.........         11.645              8.106                 39
2003.........          8.106              9.841                 81            10.590          11.469              3
2004.........          9.841              9.978                183            11.469          11.640             37
2005.........          9.978             11.235                146            11.640          13.119             30
-------------         ------             --------            -----            ------          ------             --
Delaware VIP Value Series
2000.........         10.000             11.519                 27
2001.........         11.519             10.879                140
2002.........         10.879              8.692                286
2003.........          8.692             10.959                190            10.831          12.049             21
2004.........         10.959             12.358                265            12.049          13.601             27
2005.........         12.358             12.866                317            13.601          14.175             71
-------------         ------             --------            -----            ------          ------             --
Fidelity VIP Contrafund Portfolio
2000.........          N/A               N/A                 N/A
2001.........         10.000             10.940(1)              13
2002.........         10.940              9.732                 98
2003.........          9.732             12.278                251            10.775          12.260             46
2004.........         12.278             13.915                377            12.260          13.909            135
2005.........         13.915             15.975                590            13.909          15.985            216
-------------         ------             --------            -----            ------          ------            ---
Fidelity VIP Equity-Income Portfolio
2000.........         10.000             10.862                 49
2001.........         10.862             10.131                214
2002.........         10.131              8.260                467
2003.........          8.260             10.570                269            10.737          12.403             48
2004.........         10.570             11.571                342            12.403          13.591            114
2005.........         11.571             12.022                383            13.591          14.135            115
-------------         ------             --------            -----            ------          ------            ---
Fidelity VIP Growth Portfolio
2000.........         10.000              8.362                473
2001.........          8.362              6.759                917
2002.........          6.759              4.636                714
2003.........          4.636              6.047                155            10.623          12.293              5
2004.........          6.047              6.137                181            12.293          12.488             11
2005.........          6.137              6.372                215            12.488          12.979             43
-------------         ------             --------            -----            ------          ------            ---
Fidelity VIP Mid Cap
2005.........         10.000             11.568                218            10.097          11.574             15
-------------         ------             --------            -----            ------          ------            ---
Fidelity VIP Overseas Portfolio
2000.........         10.000              8.603                320
2001.........          8.603              6.675                404
2002.........          6.675              5.225                474
2003.........          5.225              7.355                156            11.227          14.193              8
2004.........          7.355              8.202                308            14.193          15.844             49
2005.........          8.202              9.588                286            15.844          18.539             79
-------------         ------             --------            -----            ------          ------            ---
FTVIPT Franklin Small-Mid Cap Growth Securities Fund
2000.........         10.000              8.043                538
2001.........          8.043              6.709                908
2002.........          6.709              4.708              1,223
2003.........          4.708              6.359                412            10.739          12.955             13
2004.........          6.359              6.977                426            12.955          14.227             49
2005.........          6.977              7.195                445            14.227          14.686             59
-------------         ------             --------            -----            ------          ------            ---
FTVIPT Templeton Global Income Securities
2005.........         10.000              9.876                 16            10.051           9.881              6
-------------         ------             --------            -----            ------          ------            ---


                                      A-3



                                  with EEB and Step-Up                                  with EEB
                   ---------------------------------------------------      --------------------------------
                       Accumulation unit value                                  Accumulation unit value
                   --------------------------------                         --------------------------------
                                                           Number of
                    Beginning            End of           accumulation       Beginning            End of
                    of period            period              units           of period            period
                   -----------      ---------------      -------------      -----------      ---------------
                      (Accumulation unit value in dollars and Number of accumulation units in thousands)
FTVIPT Templeton Growth Securities Fund
2000.........
2001.........         10.000             11.165(1)              1**            10.000             10.388(2)
2002.........         11.165              8.932                 3              10.388              8.316
2003.........          8.932             11.586                10               8.316             10.793
2004.........         11.586             13.197                13              10.793             12.299
2005.........         13.197             14.103                14              12.299             13.151
-------------         ------             --------              --              ------             --------
Janus Aspen Balanced Portfolio
2000.........
2001.........         10.000             10.655(1)              1**            10.000             10.659(1)
2002.........         10.655              9.761                23              10.659              9.770
2003.........          9.761             10.897                43               9.770             10.913
2004.........         10.897             11.584                49              10.913             11.607
2005.........         11.584             12.243                47              11.607             12.273
-------------         ------             --------              --              ------             --------
Janus Aspen Mid-Cap Growth Portfolio
2000.........
2001.........         10.000             11.379(1)              1**            10.000             11.381(1)
2002.........         11.379              8.029                 0              11.381              8.032
2003.........          N/A               N/A                 N/A                8.032             10.632
2004.........          N/A               N/A                 N/A               10.632             12.580
2005.........         13.632             13.815                 1              12.580             13.842
-------------         ------             --------            ----              ------             --------
Janus Aspen Worldwide Growth Portfolio
2000.........
2001.........         10.000             11.505(1)              1**            10.000             11.507(1)
2002.........         11.505              8.389                 3              11.507              8.395
2003.........          8.389             10.185                 5               8.395             10.198
2004.........         10.185             10.451                 5              10.198             10.470
2005.........         10.451             10.831                 5              10.470             10.855
-------------         ------             --------            ----              ------             --------
Lincoln VIP Aggressive Growth Fund
2000.........
2001.........         10.000             12.407(1)              1**            10.000             12.409(1)
2002.........         12.407              8.491                 0              12.409              8.497
2003.........          N/A               N/A                 N/A                N/A               N/A
2004.........          N/A               N/A                 N/A               11.064             12.356
2005.........          N/A               N/A                 N/A               12.356             13.326
-------------         ------             --------            ----              ------             --------
Lincoln VIP Aggressive Profile Fund
2005.........          N/A               N/A                 N/A                N/A               N/A
-------------         ------             --------            ----              ------             --------
Lincoln VIP Bond Fund
2000.........
2001.........         10.000             10.114(1)              1**            10.000             10.095(2)
2002.........         10.114             10.937               453              10.095             10.922
2003.........         10.937             11.519               233              10.922             11.508
2004.........         11.519             11.907               287              11.508             11.902
2005.........         11.907             11.997               260              11.902             11.999
-------------         ------             --------            ----              ------             --------
Lincoln VIP Capital Appreciation Fund
2000.........
2001.........         10.000             11.617(1)              1**            10.000             11.618(1)
2002.........         11.617              8.325                 0              11.618              8.331
2003.........          8.818             10.847                 1               N/A               N/A
2004.........         10.847             11.211                 1              10.073             11.224
2005.........         11.211             11.468                 2              11.224             11.487
-------------         ------             --------            ----              ------             --------
Lincoln VIP Conservative Profile Fund
2005.........          N/A               N/A                 N/A               10.153             10.243
-------------         ------             --------            ----              ------             --------
Lincoln VIP Core Fund
2005.........          N/A               N/A                 N/A                N/A               N/A
-------------         ------             --------            ----              ------             --------
Lincoln VIP Equity-Income Fund
2005.........          N/A               N/A                 N/A                N/A               N/A
-------------         ------             --------            ----              ------             --------



                     with EEB
                   -------------
                                          Accumulation unit value
                     Number of        --------------------------------        Number of
                    accumulation       Beginning            End of           accumulation
                       units           of period            period              units
                   -------------      -----------      ---------------      -------------
                     (Accumulation unit value in dollars and Number of accumulation units in thousands)
FTVIPT Templeton Growth Securities Fund
2000.........                            10.000             10.200                 1
2001.........             1**            10.200              9.891                 8
2002.........            11               9.891              7.922                24
2003.........            11               7.922             10.287                17
2004.........            17              10.287             11.728                16
2005.........            16              11.728             12.547                24
-------------            --              ------             ------                --
Janus Aspen Balanced Portfolio
2000.........                             N/A               N/A                 N/A
2001.........             1**            10.000             10.659(1)              1**
2002.........             1              10.659              9.775                21
2003.........            24               9.775             10.924                34
2004.........            24              10.924             11.625                31
2005.........            22              11.625             12.298                30
-------------            --              ------             --------            ----
Janus Aspen Mid-Cap Growth Portfolio
2000.........                             N/A               N/A                 N/A
2001.........             1**            10.000             11.384(1)              1**
2002.........             1**            11.384              8.038                 1**
2003.........             9               8.038             10.644                 1
2004.........            15              10.644             12.601                 1
2005.........            16              12.601             13.871                 1
-------------            --              ------             --------            ----
Janus Aspen Worldwide Growth Portfolio
2000.........                             N/A               N/A                 N/A
2001.........             1**            10.000             11.509(1)              1**
2002.........            20              11.509              8.401                 3
2003.........            25               8.401             10.211                 8
2004.........            22              10.211             10.488                 6
2005.........            19              10.488             10.880                 4
-------------            --              ------             --------            ----
Lincoln VIP Aggressive Growth Fund
2000.........                             N/A               N/A                 N/A
2001.........             1**            10.000             12.410(1)              1**
2002.........             0              12.410              8.497                 5
2003.........          N/A                8.497             11.076                 6
2004.........             1              11.076             12.371                 7
2005.........             1              12.371             13.349                 3
-------------          ----              ------             --------            ----
Lincoln VIP Aggressive Profile Fund
2005.........          N/A                N/A               N/A                 N/A
-------------          ----              ------             --------            ----
Lincoln VIP Bond Fund
2000.........                            10.000             10.603                15
2001.........            29              10.603             11.372               292
2002.........           131              11.372             12.310               565
2003.........           161              12.310             12.978               289
2004.........           303              12.978             13.429               268
2005.........           199              13.429             13.544               250
-------------          ----              ------             --------            ----
Lincoln VIP Capital Appreciation Fund
2000.........                             N/A               N/A                 N/A
2001.........             1**            10.000             11.619(1)              1**
2002.........             0              11.619              8.337                 1
2003.........          N/A                8.337             10.852                 2
2004.........             1              10.852             11.227                 2
2005.........             3              11.227             11.496                 3
-------------          ----              ------             --------            ----
Lincoln VIP Conservative Profile Fund
2005.........            38              10.074             10.246                 2
-------------          ----              ------             --------            ----
Lincoln VIP Core Fund
2005.........          N/A                N/A               N/A                 N/A
-------------          ----              ------             --------            ----
Lincoln VIP Equity-Income Fund
2005.........          N/A                N/A               N/A                 N/A
-------------          ----              ------             --------            ----



                                       with EGMDB                                             with GOP
                   ---------------------------------------------------      --------------------------------------------
                       Accumulation unit value                               Accumulation unit value
                   --------------------------------        Number of        -------------------------        Number of
                    Beginning            End of           accumulation       Beginning        End of        accumulation
                    of period            period              units           of period        period           units
                   -----------      ---------------      -------------      -----------      --------      -------------
                            (Accumulation unit value in dollars and Number of accumulation units in thousands)
FTVIPT Templeton Growth Securities Fund
2000.........         10.000             10.206                 7
2001.........         10.206              9.913                60
2002.........          9.913              7.952               213
2003.........          7.952             10.340               180             10.629         12.693               8
2004.........         10.340             11.807               193             12.693         14.508              97
2005.........         11.807             12.649               269             14.508         15.559             138
-------------         ------             ------               ---             ------         ------             ---
Janus Aspen Balanced Portfolio
2000.........          N/A               N/A                 N/A
2001.........         10.000             10.662(1)              8
2002.........         10.662              9.793               271
2003.........          9.793             10.960               391             10.226         10.850              13
2004.........         10.960             11.680               423             10.850         11.575              80
2005.........         11.680             12.375               288             11.575         12.276              79
-------------         ------             --------            ----             ------         ------             ---
Janus Aspen Mid-Cap Growth Portfolio
2000.........          N/A               N/A                 N/A
2001.........         10.000             11.387(1)              1**
2002.........         11.387              8.052                 5
2003.........          8.052             10.680                30             10.869         12.405               4
2004.........         10.680             12.662                72             12.405         14.723              40
2005.........         12.662             13.960                70             14.723         16.248              33
-------------         ------             --------            ----             ------         ------             ---
Janus Aspen Worldwide Growth Portfolio
2000.........          N/A               N/A                 N/A
2001.........         10.000             11.513(1)              3
2002.........         11.513              8.417                49
2003.........          8.417             10.245                84             10.906         12.213               1
2004.........         10.245             10.539                71             12.213         12.576               1
2005.........         10.539             10.949                58             12.576         13.078               1
-------------         ------             --------            ----             ------         ------             ---
Lincoln VIP Aggressive Growth Fund
2000.........          N/A               N/A                 N/A
2001.........         10.000             12.416(1)              1**
2002.........         12.416              8.515                 4
2003.........          8.515             11.115                21              N/A             N/A             N/A
2004.........         11.115             12.434                18             12.016         13.827               1**
2005.........         12.434             13.437                32             13.827         14.957               1**
-------------         ------             --------            ----             ------         ------            ----
Lincoln VIP Aggressive Profile Fund
2005.........         10.254             10.885               141             10.664         10.891              58
-------------         ------             --------            ----             ------         ------            ----
Lincoln VIP Bond Fund
2000.........         10.000             10.609               223
2001.........         10.609             11.396              1,399
2002.........         11.396             12.355              3,185
2003.........         12.355             13.044              1,635            10.117         10.036             204
2004.........         13.044             13.517              2,128            10.036         10.411             556
2005.........         13.517             13.654              2,294            10.411         10.527             698
-------------         ------             --------            -----            ------         ------            ----
Lincoln VIP Capital Appreciation Fund
2000.........          N/A               N/A                 N/A
2001.........         10.000             11.624(1)              1**
2002.........         11.624              8.353                 3
2003.........          8.353             10.889                 4              N/A             N/A             N/A
2004.........         10.889             11.282                 4             12.206         12.672              48
2005.........         11.282             11.569                15             12.672         13.008              58
-------------         ------             --------            -----            ------         ------            ----
Lincoln VIP Conservative Profile Fund
2005.........         10.012             10.254                25             10.023         10.260              37
-------------         ------             --------            -----            ------         ------            ----
Lincoln VIP Core Fund
2005.........         10.109             10.248                 1              N/A             N/A             N/A
-------------         ------             --------            -----            ------         ------            ----
Lincoln VIP Equity-Income Fund
2005.........          N/A               N/A                 N/A              10.114         10.481               3
-------------         ------             --------            -----            ------         ------            ----


                                      A-4



                                  with EEB and Step-Up                                  with EEB
                   ---------------------------------------------------      --------------------------------
                       Accumulation unit value                                  Accumulation unit value
                   --------------------------------                         --------------------------------
                                                           Number of
                    Beginning            End of           accumulation       Beginning            End of
                    of period            period              units           of period            period
                   -----------      ---------------      -------------      -----------      ---------------
                      (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIP Global Asset Allocation Fund
2000.........
2001.........         10.000             10.963(1)              1**            10.000             10.965(1)
2002.........         10.963              9.469                 3              10.965              9.475
2003.........          9.469             11.192                 8              10.744             11.205
2004.........         11.192             12.474                47              11.205             12.499
2005.........         12.474             13.079                36              12.499             13.111
-------------         ------             --------              --              ------             --------
Lincoln VIP Growth Fund
2005.........          N/A               N/A                 N/A                N/A               N/A
-------------         ------             --------            ----              ------             --------
Lincoln VIP Growth and Income Fund
2005.........          N/A               N/A                 N/A                N/A               N/A
-------------         ------             --------            ----              ------             --------
Lincoln VIP Growth Opportunities
2005.........          N/A               N/A                 N/A                N/A               N/A
-------------         ------             --------            ----              ------             --------
Lincoln VIP International Fund
2000.........
2001.........         10.000             11.019(1)              1**            10.000             11.022(1)
2002.........         11.019              9.650                 1**            11.022              9.657
2003.........          9.650             13.415                27               9.260             13.437
2004.........         13.415             15.927                26              13.437             15.961
2005.........         15.927             17.596                29              15.961             17.642
-------------         ------             --------            ----              ------             --------
Lincoln VIP Moderate Profile Fund
2005.........          N/A               N/A                 N/A                N/A               N/A
-------------         ------             --------            ----              ------             --------
Lincoln VIP Moderately Aggressive Profile Fund
2005.........          N/A               N/A                 N/A                N/A               N/A
-------------         ------             --------            ----              ------             --------
Lincoln VIP Money Market Fund
2000.........
2001.........         10.000             10.018(1)             20              10.000             10.021(2)
2002.........         10.018              9.973                52              10.021              9.981
2003.........          9.973              9.856                26               9.981              9.870
2004.........          9.856              9.761                78               9.870              9.779
2005.........          9.761              9.849                46               9.779              9.873
-------------         ------             --------            ----              ------             --------
Lincoln VIP Social Awareness
2000.........
2001.........         10.000             11.505                 1**            10.000             11.508
2002.........         11.505              8.792                 3              11.508              8.800
2003.........          8.792             11.381                21               9.482             11.398
2004.........         12.290             13.645                49              11.398             12.616
2005.........         12.592             13.848                23              12.616             13.882
-------------         ------             --------            ----              ------             --------
MFS VIT Capital Opportunities Series
2000.........
2001.........         10.000             11.886(1)              1**            10.000             11.887(1)
2002.........         11.886              8.186                 1              11.887              8.191
2003.........          8.186             10.215                 3               8.191             10.226
2004.........         10.215             11.239                 7              10.226             11.257
2005.........         11.239             11.195                 7              11.257             11.218
-------------         ------             --------            ----              ------             --------
MFS VIT Emerging Growth Series
2000.........
2001.........         10.000             12.126(1)              1**            10.000             12.128(1)
2002.........         12.126              7.874                 1              12.128              7.878
2003.........          7.874             10.043                 5               7.878             10.054
2004.........         10.043             11.113                 5              10.054             11.131
2005.........         11.113             11.883                 4              11.131             11.908
-------------         ------             --------            ----              ------             --------
MFS VIT Total Return Series
2000.........
2001.........         10.000             10.632(1)              1**            10.000             10.278(2)
2002.........         10.632              9.878                68              10.278              9.554
2003.........          9.878             11.249                60               9.554             10.885
2004.........         11.249             12.261                87              10.885             11.870
2005.........         12.261             12.349                89              11.870             11.961
-------------         ------             --------            ----              ------             --------



                     with EEB
                   -------------
                                          Accumulation unit value
                     Number of        --------------------------------        Number of
                    accumulation       Beginning            End of           accumulation
                       units           of period            period              units
                   -------------      -----------      ---------------      -------------
                     (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIP Global Asset Allocation Fund
2000.........                             N/A               N/A                 N/A
2001.........             1**            10.000             11.378(3)              1**
2002.........             0              11.378              9.838                 6
2003.........             0               9.838             11.640                10
2004.........             2              11.640             12.987                10
2005.........            31              12.987             13.630                19
-------------            --              ------             --------            ----
Lincoln VIP Growth Fund
2005.........          N/A                N/A               N/A                 N/A
-------------          ----              ------             --------            ----
Lincoln VIP Growth and Income Fund
2005.........          N/A                N/A               N/A                 N/A
-------------          ----              ------             --------            ----
Lincoln VIP Growth Opportunities
2005.........          N/A                N/A               N/A                 N/A
-------------          ----              ------             --------            ----
Lincoln VIP International Fund
2000.........                             N/A               N/A                 N/A
2001.........             1**            10.000             11.025(1)              1**
2002.........             0              11.025              9.665                 9
2003.........             7               9.665             13.451                15
2004.........            37              13.451             15.985                20
2005.........            27              15.985             17.678                24
-------------          ----              ------             --------            ----
Lincoln VIP Moderate Profile Fund
2005.........          N/A                N/A               N/A                 N/A
-------------          ----              ------             --------            ----
Lincoln VIP Moderately Aggressive Profile Fund
2005.........          N/A                9.993             10.640                 5
-------------          ----              ------             --------            ----
Lincoln VIP Money Market Fund
2000.........                            10.000             10.207                89
2001.........             4              10.207             10.433              1,004
2002.........            56              10.433             10.396              1,017
2003.........           172              10.396             10.285                83
2004.........           171              10.285             10.196                71
2005.........           896              10.196             10.298                58
-------------          ----              ------             --------            -----
Lincoln VIP Social Awareness
2000.........                             N/A               N/A                 N/A
2001.........             1**            10.000             12.103                 1**
2002.........             0              12.103              9.260                 0
2003.........            18               N/A               N/A                 N/A
2004.........            62              11.999             13.289                 1
2005.........            43              13.289             14.629                 5
-------------          ----              ------             --------            -----
MFS VIT Capital Opportunities Series
2000.........                             N/A               N/A                 N/A
2001.........             1**            10.000             11.889(1)              1**
2002.........             1**            11.889              8.201                 1**
2003.........             5               8.201             10.244                 1
2004.........             2              10.244             11.283                 1
2005.........             2              11.283             11.250                 1
-------------          ----              ------             --------            -----
MFS VIT Emerging Growth Series
2000.........                            10.000              8.166                 9
2001.........             1**             8.166              5.327                97
2002.........             7               5.327              3.462                83
2003.........            36               3.462              4.420                22
2004.........            13               4.420              4.896                20
2005.........            23               4.896              5.241                14
-------------          ----              ------             --------            -----
MFS VIT Total Return Series
2000.........                            10.000             11.124                18
2001.........            15              11.124             10.934               158
2002.........            61              10.934             10.169               319
2003.........            61              10.169             11.592               138
2004.........            90              11.592             12.647               138
2005.........            96              12.647             12.751               130
-------------          ----              ------             --------            -----



                                       with EGMDB                                             with GOP
                   ---------------------------------------------------      --------------------------------------------
                       Accumulation unit value                               Accumulation unit value
                   --------------------------------        Number of        -------------------------        Number of
                    Beginning            End of           accumulation       Beginning        End of        accumulation
                    of period            period              units           of period        period           units
                   -----------      ---------------      -------------      -----------      --------      -------------
                            (Accumulation unit value in dollars and Number of accumulation units in thousands)
Lincoln VIP Global Asset Allocation Fund
2000.........          N/A               N/A                 N/A
2001.........         10.000             10.970(1)              1**
2002.........         10.970              9.500                11
2003.........          9.500             11.257                53              10.625         11.371              6
2004.........         11.257             12.578                95              11.371         12.719             12
2005.........         12.578             13.221               101              12.719         13.382             65
-------------         ------             --------            ----              ------         ------             --
Lincoln VIP Growth Fund
2005.........         10.326             10.822                 2              10.273         10.827              1
-------------         ------             --------            ----              ------         ------             --
Lincoln VIP Growth and Income Fund
2005.........          9.923             10.367                 1              10.441         10.373              2
-------------         ------             --------            ----              ------         ------             --
Lincoln VIP Growth Opportunities
2005.........         10.271             11.443                 1              10.857         11.449              1
-------------         ------             --------            ----              ------         ------             --
Lincoln VIP International Fund
2000.........          N/A               N/A                 N/A
2001.........         10.000             11.027(1)              1**
2002.........         11.027              9.678                32
2003.........          9.678             13.488               117              11.197         13.160             12
2004.........         13.488             16.053               276              13.160         15.679             59
2005.........         16.053             17.780               322              15.679         17.383             97
-------------         ------             --------            ----              ------         ------             --
Lincoln VIP Moderate Profile Fund
2005.........          9.990             10.472               415              10.083         10.478             94
-------------         ------             --------            ----              ------         ------             --
Lincoln VIP Moderately Aggressive Profile Fund
2005.........         10.000             10.649               122              10.000         10.655             51
-------------         ------             --------            ----              ------         ------             --
Lincoln VIP Money Market Fund
2000.........         10.000             10.213               579
2001.........         10.213             10.455              2,314
2002.........         10.455             10.434              4,473
2003.........         10.434             10.338               793               9.995          9.943             48
2004.........         10.338             10.263               725               9.943          9.881            187
2005.........         10.263             10.382               889               9.881         10.006            287
-------------         ------             --------            -----             ------         ------            ---
Lincoln VIP Social Awareness
2000.........          N/A               N/A                 N/A
2001.........         10.000             11.513                 1**
2002.........         11.513              8.822                13
2003.........          8.882             11.449                77              10.901         12.290             15
2004.........         11.449             12.698               206              12.290         13.645             49
2005.........         12.698             14.000               196              13.645         15.059             75
-------------         ------             --------            -----             ------         ------            ---
MFS VIT Capital Opportunities Series
2000.........          N/A               N/A                 N/A
2001.........         10.000             11.894(1)              4
2002.........         11.894              8.213                26
2003.........          8.213             10.274                30              11.185         11.915              6
2004.........         10.274             11.333                41              11.915         13.156              5
2005.........         11.333             11.316                40              13.156         13.150              5
-------------         ------             --------            -----             ------         ------            ---
MFS VIT Emerging Growth Series
2000.........         10.000              8.172               488
2001.........          8.172              5.338               565
2002.........          5.338              3.475               465
2003.........          3.475              4.443                95              10.855         11.863              5
2004.........          4.443              4.929                79              11.863         13.173             15
2005.........          4.929              5.284                63              13.173         14.135             21
-------------         ------             --------            -----             ------         ------            ---
MFS VIT Total Return Series
2000.........         10.000             11.130               182
2001.........         11.130             10.956               767
2002.........         10.956             10.205              1,399
2003.........         10.205             11.651               716              10.411         11.101             86
2004.........         11.651             12.731               883              11.101         12.142            234
2005.........         12.731             12.854               969              12.142         12.272            204
-------------         ------             --------            -----             ------         ------            ---


                                      A-5



                                  with EEB and Step-Up                                with EEB
                   --------------------------------------------------      -------------------------------
                       Accumulation unit value                                 Accumulation unit value
                   -------------------------------                         -------------------------------
                                                          Number of
                    Beginning           End of           accumulation       Beginning           End of
                    of period           period              units           of period           period
                   -----------      --------------      -------------      -----------      --------------
                     (Accumulation unit value in dollars and Number of accumulation units in thousands)
MFS VIT Utilities Series
2000.........
2001.........         10.000             9.843(1)              1**            10.000             9.356(2)
2002.........          9.843             7.450                10               9.356             7.085
2003.........          7.450             9.915               147               7.085             9.434
2004.........          9.915            12.639                55               9.434            12.032
2005.........         12.639            14.463                54              12.032            13.775
-------------         ------            --------             ---              ------            --------
Neuberger Berman AMT Mid-Cap Growth Portfolio
2000.........
2001.........         10.000            11.997(1)              1**            10.000            11.999(1)
2002.........         11.997             8.322                12              11.999             8.326
2003.........          8.322            10.463                19               8.326            10.473
2004.........         10.463            11.946                21              10.473            11.963
2005.........         11.946            13.338                17              11.963            13.365
-------------         ------            --------             ---              ------            --------
Neuberger Berman AMT Regency Portfolio
2000.........
2001.........         10.000            11.145(1)              1**            10.000            11.147(1)
2002.........         11.145             9.786                 3              11.147             9.791
2003.........          9.786            13.051                17               9.791            13.064
2004.........         13.051            15.676                17              13.064            15.700
2005.........         15.676            17.236                22              15.700            17.270
-------------         ------            --------             ---              ------            --------
Putnam VT Growth & Income Fund
2000.........
2001.........         10.000            10.857(1)              1**            10.000             10.86(1)
2002.........         10.857             8.632                 5              10.860             8.640
2003.........          8.632            10.795                12               8.640            10.810
2004.........         10.795            11.774                11              10.810            11.797
2005.........         11.774            12.163                 8              11.797            12.192
-------------         ------            --------             ---              ------            --------
Putnam VT Health Sciences Fund
2000.........
2001.........         10.000            10.561(1)              1**            10.000            10.565(1)
2002.........         10.561             8.260                 8              10.565             8.266
2003.........          8.260             9.600                15               8.266             9.612
2004.........          9.600            10.096                14               9.612            10.113
2005.........         10.096            11.219                10              10.113            11.243
-------------         ------            --------             ---              ------            --------
Scudder VIT Equity 500 Index Fund
2000.........
2001.........         10.000            11.273(1)              1**            10.000            10.485(2)
2002.........         11.273             8.596                15              10.485             7.999
2003.........          8.596            10.814                15               7.999            10.069
2004.........         10.814            11.741                16              10.069            10.937
2005.........         11.741            12.064                14              10.937            11.244
-------------         ------            --------             ---              ------            --------
Scudder VIT Small Cap Index Fund
2000.........
2001.........         10.000            12.108(1)              1**            10.000            12.111(1)
2002.........         12.108             9.440                 7              12.111             9.445
2003.........          9.440            13.569                11               9.445            13.584
2004.........         13.569            15.686                11              13.584            15.711
2005.........         15.686            16.054                 9              15.711            16.089
-------------         ------            --------             ---              ------            --------



                     with EEB
                   -------------
                                          Accumulation unit value
                     Number of        --------------------------------        Number of
                    accumulation       Beginning            End of           accumulation
                       units           of period            period              units
                   -------------      -----------      ---------------      -------------
                     (Accumulation unit value in dollars and Number of accumulation units in thousands)
MFS VIT Utilities Series
2000.........                            10.000              9.894                28
2001.........             6               9.894              7.345               283
2002.........            21               7.345              5.565               130
2003.........            61               5.565              7.414                53
2004.........           120               7.414              9.460                46
2005.........            43               9.460             10.836                34
-------------           ---              ------             ------               ---
Neuberger Berman AMT Mid-Cap Growth Portfolio
2000.........                             N/A               N/A                 N/A
2001.........             1**            10.000             12.001(1)              1**
2002.........            11              12.001              8.331               225
2003.........            29               8.331             10.485               251
2004.........            39              10.485             11.983               249
2005.........            34              11.983             13.394               253
-------------           ---              ------             --------            ----
Neuberger Berman AMT Regency Portfolio
2000.........                             N/A               N/A                 N/A
2001.........             1**            10.000             11.149(1)              1**
2002.........             4              11.149              9.799                 7
2003.........             9               9.799             13.081                15
2004.........            27              13.081             15.728                20
2005.........            19              15.728             17.310                25
-------------           ---              ------             --------            ----
Putnam VT Growth & Income Fund
2000.........                             N/A               N/A                 N/A
2001.........             1**            10.000             10.861(1)              1**
2002.........             2              10.861              8.646                15
2003.........             9               8.646             10.822                32
2004.........            13              10.822             11.816                33
2005.........            12              11.816             12.218                21
-------------           ---              ------             --------            ----
Putnam VT Health Sciences Fund
2000.........                             N/A               N/A                 N/A
2001.........             1**            10.000             10.566(1)              1**
2002.........            12              10.566              8.271                15
2003.........            10               8.271              9.622                28
2004.........            15               9.622             10.128                29
2005.........             9              10.128             11.266                20
-------------           ---              ------             --------            ----
Scudder VIT Equity 500 Index Fund
2000.........                            10.000              8.983                 7
2001.........             3               8.983              7.752               140
2002.........            24               7.752              5.917               259
2003.........            37               5.917              7.452                65
2004.........            40               7.452              8.099                70
2005.........            34               8.099              8.330                60
-------------           ---              ------             --------            ----
Scudder VIT Small Cap Index Fund
2000.........                             N/A               N/A                 N/A
2001.........             1**            10.000             12.112(1)              1**
2002.........             1**            12.112              9.452                11
2003.........            45               9.452             13.600                13
2004.........            10              13.600             15.737                14
2005.........             3              15.737             16.123                14
-------------           ---              ------             --------            ----



                                       with EGMDB                                             with GOP
                   ---------------------------------------------------      --------------------------------------------
                       Accumulation unit value                               Accumulation unit value
                   --------------------------------        Number of        -------------------------        Number of
                    Beginning            End of           accumulation       Beginning        End of        accumulation
                    of period            period              units           of period        period           units
                   -----------      ---------------      -------------      -----------      --------      -------------
                            (Accumulation unit value in dollars and Number of accumulation units in thousands)
MFS VIT Utilities Series
2000.........         10.000              9.901               218
2001.........          9.901              7.362               704
2002.........          7.362              5.586               850
2003.........          5.586              7.453               264             10.748         11.939              17
2004.........          7.453              9.523               293             11.939         15.271              48
2005.........          9.523             10.925               418             15.271         17.537              53
-------------         ------             ------               ---             ------         ------              --
Neuberger Berman AMT Mid-Cap Growth Portfolio
2000.........          N/A               N/A                 N/A
2001.........         10.000             12.006(1)              1
2002.........         12.006              8.348                65
2003.........          8.348             10.522               160             10.726         12.151              10
2004.........         10.522             12.043               214             12.151         13.922             139
2005.........         12.043             13.481               214             13.922         15.599             165
-------------         ------             --------            ----             ------         ------             ---
Neuberger Berman AMT Regency Portfolio
2000.........          N/A               N/A                 N/A
2001.........         10.000             11.152(1)              7
2002.........         11.152              9.816                39
2003.........          9.816             13.123                94             10.675         12.811               8
2004.........         13.123             15.803               176             12.811         15.443              42
2005.........         15.803             17.419               240             15.443         17.038              87
-------------         ------             --------            ----             ------         ------             ---
Putnam VT Growth & Income Fund
2000.........          N/A               N/A                 N/A
2001.........         10.000             10.864(1)              1**
2002.........         10.864              8.660                19
2003.........          8.660             10.857                76             10.803         12.148               2
2004.........         10.857             11.872                69             12.148         13.297               3
2005.........         11.872             12.294                68             13.297         13.784               2
-------------         ------             --------            ----             ------         ------             ---
Putnam VT Health Sciences Fund
2000.........          N/A               N/A                 N/A
2001.........         10.000             10.569(1)              4
2002.........         10.569              8.285                35
2003.........          8.285              9.653                75             10.477         10.990               5
2004.........          9.653             10.176                76             10.990         11.597               9
2005.........         10.176             11.337                71             11.597         12.932               4
-------------         ------             --------            ----             ------         ------             ---
Scudder VIT Equity 500 Index Fund
2000.........         10.000              8.931                81
2001.........          8.931              7.719               453
2002.........          7.719              5.901               725
2003.........          5.901              7.442               357             10.661         12.063              30
2004.........          7.442              8.100               414             12.063         13.143              87
2005.........          8.100              8.344               423             13.143         13.552              75
-------------         ------             --------            ----             ------         ------             ---
Scudder VIT Small Cap Index Fund
2000.........          N/A               N/A                 N/A
2001.........         10.000             12.117(1)              4
2002.........         12.117              9.469                29
2003.........          9.469             13.646                51             10.734         13.564              14
2004.........         13.646             15.814                75             13.564         15.735              50
2005.........         15.814             16.226                87             15.735         16.161              78
-------------         ------             --------            ----             ------         ------             ---


* These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts (July 31, 2000) through December 31, 2000.

** All numbers less than 500 were rounded up to one.

(1) Commenced business on 9/19/01 with an initial unit value of $10.

(2) Commenced business on 9/10/01 with an initial unit value of $10.

(3) Commenced business on 9/21/01 with an initial unit value of $10.

Lincoln ChoicePlus II Bonus
Lincoln Life Variable Annuity Account N   (Registrant)

The Lincoln National Life Insurance Company   (Depositor)



Statement of Additional Information (SAI)

This SAI should be read in conjunction with the Lincoln ChoicePlus II Bonus prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2006. You may obtain a copy of the Lincoln ChoicePlus II Bonus prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, IN 46802-7866, or call 1-888-868-2583.




Table of Contents





Item                                                  Page
Special Terms                                        B-2
Services                                             B-2
Principal Underwriter                                B-2
Purchase of Securities Being Offered                 B-2
Interest Adjustment Example                          B-2
Annuity Payouts                                      B-4
Examples of Regular Income Payment
Calculations                                         B-5


Item                                                  Page
Determination of Accumulation and Annuity Unit
Value                                                B-5
Advertising                                          B-5
Additional Services                                  B-6
Other Information                                    B-7
Financial Statements                                 B-7


This SAI is not a prospectus.

The date of this SAI is May 1, 2006.



Special Terms

The special terms used in this SAI are the ones defined in the Prospectus.


Services

Independent Registered Public Accounting Firm

The financial statements of the VAA and the consolidated financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports, also appearing in this SAI and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.


Keeper of Records


All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with the Delaware Management Holdings, Inc. and Delaware Service Company, Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.




Principal Underwriter
We serve as principal underwriter for the contracts, as described in the prospectus. We are not a member of the Securities Investor Protection Corporation. We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. We offer the contracts through our sales representatives ("Lincoln Sales Representatives"), who are also associated with Lincoln Financial Advisors Corporation, our affiliate and the principal underwriter for certain other contracts issued by us. We also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. We paid $67,422,223, $97,680,796, and $115,249,891 to Lincoln
Sales Representatives and Selling Firms in 2003, 2004, and 2005, respectively, as sales compensation with respect to the contracts. We retained no underwriting commissions for the sale of the contracts.



Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.

Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.


The offering of the contracts is continuous.




Interest Adjustment Example

Note: This example is intended to show how the interest adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the interest adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The interest adjustment may be referred to as a market value adjustment in your contract.


                                                                             B-2

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE

                             CASH SURRENDER VALUES



         Single Premium ...................       $50,000
         Premium taxes ....................       None
         Withdrawals ......................       None
         Guaranteed Period ................       5 years
         Guaranteed Interest Rate .........       3.50%
         Annuity Date .....................       Age 70
         Index Rate A .....................       3.50%
         Index Rate B .....................       4.00% End of contract year 1
                                                  3.50% End of contract year 2
                                                  3.00% End of contract year 3
                                                  2.00% End of contract year 4
         Percentage adjustment to B .......       0.50%



  Formula                       (1 + Index A)n
                        ------------------------------
                                                            -1
                        (1 + Index B + % Adjustment)n

                          SURRENDER VALUE CALCULATION



                                                      (3)
                     (1)            (2)               Adjusted
                     Annuity        Index Rate        Annuity
Contract Year        Value          Factor            Value
---------------      ---------      ------------      ----------
  1 ...........      $51,710         0.962268         $49,759
  2 ...........      $53,480         0.985646         $52,712
  3 ...........      $55,312         1.000000         $55,312
  4 ...........      $57,208         1.009756         $57,766
  5 ...........      $59,170            N/A           $59,170



                     (4)            (5)               (6)              (7)
                     Minimum        Greater of        Surrender        Surrender
Contract Year        Value          (3) & (4)         Charge           Value
---------------      ---------      ------------      -----------      ----------
  1 ...........      $50,710        $50,710           $4,250           $46,460
  2 ...........      $51,431        $52,712           $4,250           $48,462
  3 ...........      $52,162        $55,312           $4,000           $51,312
  4 ...........      $52,905        $57,766           $3,500           $54,266
  5 ...........      $53,658        $59,170           $3,000           $56,170

                           ANNUITY VALUE CALCULATION



                          BOY*                                                  Annual                  EOY**
                          Annuity                 Guaranteed                    Account                 Annuity
Contract Year             Value                   Interest Rate                 Fee                     Value
--------------------      ---------               ---------------               ---------               ----------
  1 ................      $50,000        x            1.035            -        $40            =        $51,710
  2 ................      $51,710        x            1.035            -        $40            =        $53,480
  3 ................      $53,480        x            1.035            -        $40            =        $55,312
  4 ................      $55,312        x            1.035            -        $40            =        $57,208
  5 ................      $57,208        x            1.035            -        $40            =        $59,170

                         SURRENDER CHARGE CALCULATION



                          Surrender
                          Charge                                           Surrender
Contract Year             Factor                   Deposit                 Charge
--------------------      ----------               ---------               ----------
  1 ................           8.5%       x        $50,000        =        $4,250
  2 ................           8.5%       x        $50,000        =        $4,250
  3 ................           8.0%       x        $50,000        =        $4,000
  4 ................           7.0%       x        $50,000        =        $3,500
  5 ................           6.0%       x        $50,000        =        $3,000

B-3

                            INDEX RATE FACTOR CALCULATION



Contract Year            Index A         Index B         Adj Index B         N           Result
------------------       ---------       ---------       -------------       -----       ---------
  1 ..............        3.50%           4.00%             4.50%             4          0.962268
  2 ..............        3.50%           3.50%             4.00%             3          0.985646
  3 ..............        3.50%           3.00%             3.50%             2          1.000000
  4 ..............        3.50%           2.00%             2.50%             1          1.009756
  5 ..............        3.50%            N/A               N/A             N/A            N/A

                           MINIMUM VALUE CALCULATION



                                                   Minimum                       Annual
                                                   Guaranteed                    Account                 Minimum
Contract Year                                      Interest Rate                 Fee                     Value
--------------------                               ---------------               ---------               ----------
  1 ................      $50,000         x            1.015            -        $40            =        $50,710
  2 ................      $50,710         x            1.015            -        $40            =        $51,431
  3 ................      $51,431         x            1.015            -        $40            =        $52,162
  4 ................      $52,162         x            1.015            -        $40            =        $52,905
  5 ................      $52,905         x            1.015            -        $40            =        $53,658

                               * BOY = beginning of year

                                          ** EOY = end of year




Annuity Payouts

Variable Annuity Payouts

Variable annuity payouts will be determined on the basis of:
 o the dollar value of the contract on the annuity commencement date less any applicable premium tax (and less any surrender charges on purchase payments in the contract for less than 12 months if bonus credits applied to the purchase payments);
 o the annuity tables contained in the contract;
 o the type of annuity option selected; and
 o the investment results of the fund(s) selected.

In order to determine the amount of variable annuity payouts, we make the following calculation:
 o first, we determine the dollar amount of the first payout;
 o second, we credit the contract with a fixed number of annuity units based on the amount of the first payout; and
 o third, we calculate the value of the annuity units each period thereafter.

These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3, 4, 5, or 6% per annum, depending on the terms of your contract. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.

Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying


                                                                             B-4

the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:
 o The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and
 o A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.



Proof of Age, Sex and Survival


We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.




Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the access period and the impact of a withdrawal on the regular income payments. These examples assume that the investment return is the same as the assumed investment return
(AIR) to make the regular income payment calculations simpler to understand. The regular income payments will vary based on the investment performance of the underlying funds.




         Annuitant ...........................      Male, Age 65
         Secondary Life ......................      Female, Age 63
         Purchase Payment ....................      $200,000.00
         Regular Income Payment Frequency ....      Annual
         AIR .................................      4.0%
         Hypothetical Investment Return ......      4.0%

                                                    15-year Access Period         30-Year Access Period
         Regular Income Payment ..............      $ 10,813.44                   $10,004.94



A 10% withdrawal from the account value will reduce the regular income payments by 10% to $9,732.10 with the 15-year access period and $9,004.45 with the 30-year access period.

At the end of the 15-year access period, the remaining account value of $135,003.88 (assuming no withdrawals) will be used to continue the $10,813.44 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. At the end of the 30-year access period, the remaining account value of $65,108.01 (assuming no withdrawals) will be used to continue the $10,004.94 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. (Note: the regular income payments during the lifetime income period will vary with the investment performance of the underlying funds).



Determination of Accumulation and Annuity Unit Value
A description of the days on which accumulation and annuity units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.


Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.




Advertising
Lincoln National Life Insurance Company (Lincoln Life) is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Lincoln Life. The ratings are not intended to reflect the investment experience or financial strength of the VAA.



B-5


We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.



Additional Services
Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis, amounts from certain subaccounts, or the fixed side (if available) of the contract into the subaccounts. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:

 o the annuity commencement date;
 o the value of the amount being DCA'd is depleted; or
 o you cancel the program by written request or by telephone if we have your telephone authorization on file.

A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or interest adjustment which may apply to transfers. Upon receipt of an additional purchase payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional purchase payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service (AWS) - AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to us. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Contingent deferred sales charges.

Cross Reinvestment Program/Earnings Sweep Program - Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.

The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.


                                                                             B-6

Portfolio Rebalancing - Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. Once the portfolio rebalancing option is activated, any variable subaccount transfers executed outside of the portfolio rebalancing program will terminate the portfolio rebalancing program. Any subsequent purchase payment or withdrawal that modifies the account balance within each variable subaccount may also cause termination of the portfolio rebalancing program. Any such termination will be confirmed to the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the contractowner may make these elections by phone. The portfolio rebalancing program is not available following the annuity commencement date.




Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.



Financial Statements

Financial statements of the VAA and of Lincoln Life appear on the following pages.

                                  Prospectus 3

Lincoln ChoicePlus Assurance (Bonus)
Lincoln Life Variable Annuity Account N
Individual Variable Annuity Contracts
Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street

Fort Wayne, IN 46802-7866
www.LFG.com

1-888-868-2583

This prospectus describes the individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life). It is primarily for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount, if available, or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you generally may choose to receive a death benefit upon the death of the annuitant.

The minimum initial purchase payment for the contract is $10,000 . Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.

Except as noted below, you choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time. If your purchase payments, bonus credits and persistency credits are in the fixed account, we guarantee your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. At this time, the only fixed account available is for dollar cost averaging purposes. Also, an interest adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a guaranteed period.

We do offer variable annuity contracts that have lower fees. Expenses for contracts offering a bonus or persistency credit may be higher. Because of this, the amount of the bonus or persistency credits may, over time, be offset by additional fees and charges.

You should carefully consider whether or not this contract is the best product for you.

All purchase payments, bonus credits and persistency credits for benefits on a variable basis will be placed in Lincoln Life Variable Annuity Account N (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.

The available funds are listed below:


AIM Variable Insurance Funds (Series II):
     AIM V.I. Capital Appreciation Fund**
     (formerly AIM V.I. Growth Fund)
     AIM V.I. Core Equity Fund**
     (formerly AIM V.I. Premier Equity Fund)
     AIM V.I. International Growth Fund**
AllianceBernstein Variable Products Series Fund (Class B):
     AllianceBernstein Global Technology Portfolio
     AllianceBernstein Growth and Income Portfolio
     AllianceBernstein International Value Portfolio*
     AllianceBernstein Large Cap Growth Portfolio***
     AllianceBernstein Small/Mid Cap Value Portfolio


American Century Investments Variable Products (Class II):
     American Century Investments VP Inflation Protection Fund
American Funds Insurance SeriesSM (Class 2):
   American Funds Global Growth Fund
     American Funds Global Small Capitalization Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund

     American Funds International Fund
Baron Capital Funds Trust (Insurance Shares):
     Baron Capital Asset Fund*


                                                                               1


Delaware VIP Trust (Service Class):
     Delaware VIP Capital Reserves Series

   Delaware VIP Diversified Income Series
   Delaware VIP Emerging Markets Series
     Delaware VIP High Yield Series
     Delaware VIP REIT Series
     Delaware VIP Small Cap Value Series

     Delaware VIP Trend Series
     Delaware VIP U.S. Growth Series*****
     Delaware VIP Value Series
DWS Investments VIT Funds (Class B):
(formerly Scudder Investments VIT Funds)
     DWS Equity 500 Index VIP
     (formerly Scudder VIT Equity 500 Index Fund)
     DWS Small Cap Index VIP
     (formerly Scudder VIT Small Cap Index Fund)
Fidelity (Reg. TM) Variable Insurance Products (Service Class 2):

     Fidelity (Reg. TM) VIP Contrafund Portfolio
     Fidelity (Reg. TM) VIP Equity-Income Portfolio***
     Fidelity (Reg. TM) VIP Growth Portfolio

     Fidelity (Reg. TM) VIP Mid Cap Portfolio

     Fidelity (Reg. TM) VIP Overseas Portfolio

Franklin Templeton Variable Insurance Products Trust (Class 2):
     FTVIPT Franklin Income Securities Fund*
     FTVIPT Franklin Small-Mid Cap Growth Securities Fund
     FTVIPT Mutual Shares Securities Fund*
     FTVIPT Templeton Global Income Securities Fund

     FTVIPT Templeton Growth Securities Fund
Janus Aspen Series (Service Class):
     Janus Aspen Balanced Portfolio***

     Janus Aspen Mid Cap Growth Portfolio***
     Janus Aspen Worldwide Growth Portfolio**

Lincoln Variable Insurance Products Trust (Service Class):
     Lincoln VIP Aggressive Growth Fund
     Lincoln VIP Bond Fund

     Lincoln VIP Capital Appreciation Fund

     Lincoln VIP Core Fund
     Lincoln VIP Equity-Income Fund****
     Lincoln VIP Global Asset Allocation Fund
     Lincoln VIP Growth Fund
     Lincoln VIP Growth and Income Fund
     Lincoln VIP Growth Opportunities Fund

     Lincoln VIP International Fund

     Lincoln VIP Money Market Fund
     Lincoln VIP Social Awareness Fund
     Lincoln VIP Aggressive Profile Fund
     Lincoln VIP Conservative Profile Fund
     Lincoln VIP Moderate Profile Fund
     Lincoln VIP Moderately Aggressive Profile Fund
MFS (Reg. TM) Variable Insurance TrustSM (Service Class):

     MFS (Reg. TM) VIT Capital Opportunities Series***
     MFS (Reg. TM) VIT Emerging Growth Series***
     MFS (Reg. TM) VIT Total Return Series
     MFS (Reg. TM) VIT Utilities Series

Neuberger Berman Advisers Management Trust (I Class):

     Neuberger Berman AMT Mid-Cap Growth Portfolio
     Neuberger Berman AMT Regency Portfolio

Putnam Variable Trust (Class IB):
     Putnam VT Growth & Income Fund**
     Putnam VT Health Sciences Fund**

* These funds will be available for allocations of purchase payments or contract value on or around June 5, 2006. Check with your investment representative regarding availability.

** These funds are not offered in contracts issued on or after May 24, 2004.

*** These funds are not offered in contracts issued on or after June 6, 2005.

**** This fund is only available for contracts issued on or after June 6, 2005.


***** This fund is currently offered in contracts issued prior to June 6, 2005, and will be available for contracts issued on or after this date on or around June 5, 2006. Check with your investment representative regarding availability.



This prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that accompany this prospectus, and keep all prospectuses for future reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

More information about the contracts is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, IN 46802-7866, or call 1-888-868-2583. The SAI and other information about Lincoln Life and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.


May 1, 2006


2

Table of Contents



Item                                                               Page
Special Terms                                                       4
Expense Tables                                                      5
Summary of Common Questions                                        12
The Lincoln National Life Insurance Company                        15
Variable Annuity Account (VAA)                                     15
Investments of the Variable Annuity Account                        15
Charges and Other Deductions                                       20
The Contracts                                                      24
 Purchase Payments                                                 25
 Bonus Credits                                                     25
 Persistency Credits                                               25
 Transfers On or Before the Annuity Commencement Date              26
 Death Benefit                                                     28
 Investment Requirements                                           32
 Lincoln SmartSecuritySM Advantage                                 33
 Surrenders and Withdrawals                                        36
 Distribution of the Contracts                                     37
 i4LIFE (Reg. TM) Advantage                                        38
 4LATERSM Advantage                                                44
 Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage         49
 Annuity Payouts                                                   50
 Fixed Side of the Contract                                        52
Federal Tax Matters                                                53
Additional Information                                             58
 Voting Rights                                                     58
 Return Privilege                                                  58
 Other Information                                                 58
 Legal Proceedings                                                 59
Contents of the Statement of Additional Information (SAI)
for Lincoln Life Variable Annuity Account N                        60
Appendix A - Condensed Financial Information                       A-1
Appendix B - Condensed Financial Information                       B-1


                                                                               3


Special Terms

In this prospectus, the following terms have the indicated meanings:


4LATERSM Advantage or 4LATER - An option that provides an Income Base during the accumulation period, which can be used to establish a Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage in the future.

Account or variable annuity account (VAA) - The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.


Accumulation unit - A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.

Annuitant - The person upon whose life the annuity benefit payments are based, and upon whose life a death benefit may be paid.

Annuity commencement date - The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout - An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.


Annuity unit - A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date. See Annuity Payouts.


Beneficiary - The person you choose to receive any death benefit paid if you die before the annuity commencement date.


Bonus credit - The additional amount credited to the contract for each purchase payment.


Contractowner (you, your, owner) - The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the contractowner is the annuitant.


Contract value (may be referenced to as account value in marketing materials) - At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract, if any.


Contract year - Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.


Death benefit - Before the annuity commencement date, the amount payable to your designated beneficiary if the contractowner dies or, if selected, to the contractowner if the annuitant dies. See The Contracts - Death Benefit for a description of the various death benefit options.


Earnings - The excess of contract value over the sum of bonus credits, persistency credits and purchase payments which have not yet been withdrawn from the contract.


Free amount - The amount that may be withdrawn each contract year without incurring a surrender charge.

Guaranteed Income Benefits - Options that each provide a guaranteed minimum payout floor for the i4LIFE (Reg. TM) Advantage regular income payments.

i4LIFE (Reg. TM) Advantage - An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period.

Lincoln Life (we, us, our) - The Lincoln National Life Insurance Company.

Lincoln SmartSecuritySM Advantage - Provides a Guaranteed Amount to access through periodic withdrawals.


Persistency credit - The additional amount credited to the contract after the fourteenth contract anniversary.

Purchase payments - Amounts paid into the contract other than bonus credits and persistency credits.

Subaccount - The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date - Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period - The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.


4


Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options and/or the fixed account. State premium taxes may also be deducted.


Contractowner Transaction Expenses:



  o        Surrender charge (as a percentage of purchase payments surrendered/withdrawn):        8.50%*


* The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and Other Deductions - Surrender Charge.


We may apply the interest adjustment to amounts being withdrawn, surrendered or transferred from a guaranteed period account only (except for dollar cost averaging, portfolio rebalancing, cross-reinvestment, withdrawals up to the annual withdrawal limit under the Lincoln SmartSecuritySM Advantage and regular income payments under i4LIFE (Reg. TM) Advantage). See Fixed Side of the Contract.


The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Annual Account Fee: $35*

Separate Account Annual Expenses (as a percentage of average daily net assets in the subaccounts):



                                                  With Estate Enhancement
                                                  Benefit Rider (EEB)
                                                  -------------------------
o        Mortality and expense risk charge                 1.85%
o        Administrative charge                             0.15%
                                                            ----
o        Total annual charge for each
         subaccount**                                      2.00%



         Enhanced Guaranteed        Guarantee of
         Minimum Death              Principal Death
         Benefit (EGMDB)            Benefit               Account Value Death Benefit
         ---------------------      ----------------      ----------------------------
o               1.65%                    1.40%                       1.35%
o               0.15%                    0.15%                       0.15%
                 ----                     ----                        ----                  --
o
                1.80%                    1.55%                       1.50%



*The account fee will be waived if your contract value is $100,000 or more at the end of any particular contract year. This account fee may be less in some states and will be waived after the fifteenth contract year.


**For contracts purchased before June 6, 2005 (or later in those states that have not approved the contract changes), the total annual charges are as follows: EEB 1.80%; EGMDB 1.60%; Guarantee of Principal 1.50%; Account Value N/A.



In the event of a subsequent death benefit change, the charge will be based on the charges in effect at the time the contract was purchased.

Optional Rider Charges:

Lincoln SmartSecuritySM Advantage:




                                                     Lincoln SmartSecuritySM            Lincoln SmartSecuritySM
                                                   Advantage - 5 Year Elective        Advantage - 1 Year Automatic
                                                          Step-Up option                     Step-Up option
                                                  -----------------------------      -----------------------------
o        Guaranteed maximum annual
         percentage charge*                                  0.95%                               1.50%
o        Current annual percentage charge*                   0.45%                               0.65%



*The annual percentage charge is assessed against the Guaranteed Amount (initial purchase payment or contract value at the time of election) as adjusted for purchase payments, bonus credits, step-ups and withdrawals. This charge is deducted from the contract value on a quarterly basis. See Charges and Other Deductions for further information.



4LATERSM Advantage:





o        Guaranteed maximum annual
         percentage charge*                       1.50%
o        Current annual percentage charge*        0.50%



*The annual percentage charge for the 4LATERSM Advantage is multiplied by the Income Base (initial purchase payment or contract value at the time of election) as adjusted for purchase payments, automatic 15% Enhancements, Resets and withdrawals. The 4LATERSM charge is deducted from the subaccounts on a quarterly basis.


The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2005. More detail concerning



                                                                               5


each fund's fees and expenses is contained in the prospectus for each fund.





                                                      Minimum        Maximum
                                                     ---------      --------
Total Annual Fund Operating Expenses
(expenses that are deducted from fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses):           0.54%          6.86%
Net Total Annual Fund Operating Expenses
(after contractual waivers/reimbursements*):         0.53%          1.72%



* 22 of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2007.


6


The following table shows the expenses charged by each fund for the year ended December 31, 2005:


(as a percentage of each fund's average net assets):



                                                                              Management
                                                                             Fees (before
                                                                             any waivers/
                                                                            reimbursements)      +
AIM V.I. Capital Appreciation Fund (Series II)(1)(2)                        0.61        %
AIM V.I. Core Equity Fund (Series II)(1)(2)(3)                              0.60
AIM V.I. International Growth Fund (Series II)(1)                           0.73
AllianceBernstein Growth and Income Portfolio (Class B)                     0.55
AllianceBernstein Large Cap Growth Portfolio (Class B)                      0.75
AllianceBernstein International Value Portfolio (Class B)(4)                0.75
AllianceBernstein Small/Mid Cap Value Portfolio (Class B)                   0.75
AllianceBernstein Global Technology Portfolio (Class B)                     0.75
American Century Investments VP II Inflation Protection (Class II)          0.49
American Funds Global Growth Fund (Class 2)(5)                              0.58
American Funds Global Small Capitalization Fund (Class 2)(5)                0.74
American Funds Growth Fund (Class 2)(5)                                     0.33
American Funds Growth-Income Fund (Class 2)(5)                              0.28
American Funds International Fund (Class 2)(5)                              0.52
Baron Capital Asset Fund (Insurance Series)                                 1.00
Delaware VIP Capital Reserves Series (Service Class)(6)                     0.50
Delaware VIP Diversified Income Series (Service Class) (7)                  0.65
Delaware VIP Emerging Markets Series (Service Class)(8)                     1.25
Delaware VIP High Yield Series (Service Class)(9)                           0.65
Delaware VIP Value Series (Service Class)(10)                               0.65
Delaware VIP REIT Series (Service Class)(11)                                0.73
Delaware VIP Small Cap Value Series (Service Class)(12)                     0.73
Delaware VIP Trend Series (Service Class)(13)                               0.74
Delaware VIP U.S. Growth Series (Service Class)(14)                         0.65
DWS Equity 500 Index VIP (Class B)(15)                                      0.19
DWS Small Cap Index VIP (Class B)                                           0.35
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service Class 2)(16)           0.57
Fidelity (Reg. TM) VIP Equity-Income Portfolio (Service Class 2)(17)        0.47
Fidelity (Reg. TM) VIP Growth Portfolio (Service Class 2)(18)               0.57
Fidelity (Reg. TM) Mid Cap Portfolio (Service Class 2)(19)                  0.57
Fidelity (Reg. TM) VIP Overseas Portfolio (Service Class 2)(20)             0.72
FTVIPT Franklin Income Sercurities Fund (Class 2)                           0.46
FTVIPT Franklin Small-Mid Cap Growth Securities Fund (Class 2)(21)          0.48
FTVIPT Mutual Shares Securities Fund (Class 2)                              0.60
FTVIPT Templeton Global Income Sercurities Fund (Class 2)                   0.62
FTVIPT Templeton Growth Securities Fund (Class 2)                           0.75
Janus Aspen Mid Cap Growth Portfolio (Service Class)                        0.64
Janus Aspen Balanced Portfolio (Service Class)                              0.55
Janus Aspen Worldwide Growth Portfolio (Service Class)(22)                  0.60
Lincoln VIP Aggressive Growth Fund (Service Class)                          0.74
Lincoln VIP Bond Fund (Service Class)                                       0.35
Lincoln VIP Core Fund (Service Class)(23)                                   0.69
Lincoln VIP Capital Appreciation Fund (Service Class)(24)                   0.74



                                                                              12b-1 Fees                  Other Expenses
                                                                              (before any                   (before any
                                                                               waivers/                      waivers/
                                                                            reimbursements)      +        reimbursements)
AIM V.I. Capital Appreciation Fund (Series II)(1)(2)                        0.25        %                 0.29        %
AIM V.I. Core Equity Fund (Series II)(1)(2)(3)                              0.25                          0.27
AIM V.I. International Growth Fund (Series II)(1)                           0.25                          0.38
AllianceBernstein Growth and Income Portfolio (Class B)                     0.25                          0.05
AllianceBernstein Large Cap Growth Portfolio (Class B)                      0.25                          0.06
AllianceBernstein International Value Portfolio (Class B)(4)                0.25                          0.12
AllianceBernstein Small/Mid Cap Value Portfolio (Class B)                   0.25                          0.12
AllianceBernstein Global Technology Portfolio (Class B)                     0.25                          0.17
American Century Investments VP II Inflation Protection (Class II)          0.25                          0.01
American Funds Global Growth Fund (Class 2)(5)                              0.25                          0.04
American Funds Global Small Capitalization Fund (Class 2)(5)                0.25                          0.05
American Funds Growth Fund (Class 2)(5)                                     0.25                          0.02
American Funds Growth-Income Fund (Class 2)(5)                              0.25                          0.01
American Funds International Fund (Class 2)(5)                              0.25                          0.05
Baron Capital Asset Fund (Insurance Series)                                 0.25                          0.09
Delaware VIP Capital Reserves Series (Service Class)(6)                     0.30                          0.21
Delaware VIP Diversified Income Series (Service Class) (7)                  0.30                          0.21
Delaware VIP Emerging Markets Series (Service Class)(8)                     0.30                          0.32
Delaware VIP High Yield Series (Service Class)(9)                           0.30                          0.13
Delaware VIP Value Series (Service Class)(10)                               0.30                          0.13
Delaware VIP REIT Series (Service Class)(11)                                0.30                          0.12
Delaware VIP Small Cap Value Series (Service Class)(12)                     0.30                          0.12
Delaware VIP Trend Series (Service Class)(13)                               0.30                          0.13
Delaware VIP U.S. Growth Series (Service Class)(14)                         0.30                          0.16
DWS Equity 500 Index VIP (Class B)(15)                                      0.25                          0.28
DWS Small Cap Index VIP (Class B)                                           0.25                          0.16
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service Class 2)(16)           0.25                          0.09
Fidelity (Reg. TM) VIP Equity-Income Portfolio (Service Class 2)(17)        0.25                          0.09
Fidelity (Reg. TM) VIP Growth Portfolio (Service Class 2)(18)               0.25                          0.10
Fidelity (Reg. TM) Mid Cap Portfolio (Service Class 2)(19)                  0.25                          0.12
Fidelity (Reg. TM) VIP Overseas Portfolio (Service Class 2)(20)             0.25                          0.17
FTVIPT Franklin Income Sercurities Fund (Class 2)                           0.25                          0.02
FTVIPT Franklin Small-Mid Cap Growth Securities Fund (Class 2)(21)          0.25                          0.28
FTVIPT Mutual Shares Securities Fund (Class 2)                              0.25                          0.18
FTVIPT Templeton Global Income Sercurities Fund (Class 2)                   0.25                          0.12
FTVIPT Templeton Growth Securities Fund (Class 2)                           0.25                          0.07
Janus Aspen Mid Cap Growth Portfolio (Service Class)                        0.25                          0.03
Janus Aspen Balanced Portfolio (Service Class)                              0.25                          0.02
Janus Aspen Worldwide Growth Portfolio (Service Class)(22)                  0.25                          0.01
Lincoln VIP Aggressive Growth Fund (Service Class)                          0.25                          0.13
Lincoln VIP Bond Fund (Service Class)                                       0.25                          0.06
Lincoln VIP Core Fund (Service Class)(23)                                   0.25                          2.92
Lincoln VIP Capital Appreciation Fund (Service Class)(24)                   0.25                          0.09



                                                                                                               Total
                                                                                     Total Expenses         Contractual
                                                                                       (before any            waivers/
                                                                                        waivers/           reimbursements
                                                                            =        reimbursements)          (if any)
AIM V.I. Capital Appreciation Fund (Series II)(1)(2)                                 1.15        %
AIM V.I. Core Equity Fund (Series II)(1)(2)(3)                                       1.12
AIM V.I. International Growth Fund (Series II)(1)                                    1.36
AllianceBernstein Growth and Income Portfolio (Class B)                              0.85
AllianceBernstein Large Cap Growth Portfolio (Class B)                               1.06
AllianceBernstein International Value Portfolio (Class B)(4)                         1.12                 -0.01        %
AllianceBernstein Small/Mid Cap Value Portfolio (Class B)                            1.12
AllianceBernstein Global Technology Portfolio (Class B)                              1.17
American Century Investments VP II Inflation Protection (Class II)                   0.75
American Funds Global Growth Fund (Class 2)(5)                                       0.87
American Funds Global Small Capitalization Fund (Class 2)(5)                         1.04
American Funds Growth Fund (Class 2)(5)                                              0.60
American Funds Growth-Income Fund (Class 2)(5)                                       0.54
American Funds International Fund (Class 2)(5)                                       0.82
Baron Capital Asset Fund (Insurance Series)                                          1.34
Delaware VIP Capital Reserves Series (Service Class)(6)                              1.01                 -0.05
Delaware VIP Diversified Income Series (Service Class) (7)                           1.16                 -0.12
Delaware VIP Emerging Markets Series (Service Class)(8)                              1.87                 -0.15
Delaware VIP High Yield Series (Service Class)(9)                                    1.08                 -0.05
Delaware VIP Value Series (Service Class)(10)                                        1.08                 -0.05
Delaware VIP REIT Series (Service Class)(11)                                         1.15                 -0.05
Delaware VIP Small Cap Value Series (Service Class)(12)                              1.15                 -0.05
Delaware VIP Trend Series (Service Class)(13)                                        1.17                 -0.05
Delaware VIP U.S. Growth Series (Service Class)(14)                                  1.11                 -0.05
DWS Equity 500 Index VIP (Class B)(15)                                               0.72                 -0.19
DWS Small Cap Index VIP (Class B)                                                    0.76
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service Class 2)(16)                    0.91
Fidelity (Reg. TM) VIP Equity-Income Portfolio (Service Class 2)(17)                 0.81
Fidelity (Reg. TM) VIP Growth Portfolio (Service Class 2)(18)                        0.92
Fidelity (Reg. TM) Mid Cap Portfolio (Service Class 2)(19)                           0.94
Fidelity (Reg. TM) VIP Overseas Portfolio (Service Class 2)(20)                      1.14
FTVIPT Franklin Income Sercurities Fund (Class 2)                                    0.73
FTVIPT Franklin Small-Mid Cap Growth Securities Fund (Class 2)(21)                   1.01                 -0.02
FTVIPT Mutual Shares Securities Fund (Class 2)                                       1.03
FTVIPT Templeton Global Income Sercurities Fund (Class 2)                            0.99
FTVIPT Templeton Growth Securities Fund (Class 2)                                    1.07
Janus Aspen Mid Cap Growth Portfolio (Service Class)                                 0.92
Janus Aspen Balanced Portfolio (Service Class)                                       0.82
Janus Aspen Worldwide Growth Portfolio (Service Class)(22)                           0.86
Lincoln VIP Aggressive Growth Fund (Service Class)                                   1.12
Lincoln VIP Bond Fund (Service Class)                                                0.66
Lincoln VIP Core Fund (Service Class)(23)                                            3.86                 -2.77
Lincoln VIP Capital Appreciation Fund (Service Class)(24)                            1.08                 -0.13



                                                                            Total Expenses
                                                                                (after
                                                                             Contractual
                                                                               waivers/
                                                                            reimbursements
                                                                                  s)
AIM V.I. Capital Appreciation Fund (Series II)(1)(2)
AIM V.I. Core Equity Fund (Series II)(1)(2)(3)
AIM V.I. International Growth Fund (Series II)(1)
AllianceBernstein Growth and Income Portfolio (Class B)
AllianceBernstein Large Cap Growth Portfolio (Class B)
AllianceBernstein International Value Portfolio (Class B)(4)                1.11        %
AllianceBernstein Small/Mid Cap Value Portfolio (Class B)
AllianceBernstein Global Technology Portfolio (Class B)
American Century Investments VP II Inflation Protection (Class II)
American Funds Global Growth Fund (Class 2)(5)
American Funds Global Small Capitalization Fund (Class 2)(5)
American Funds Growth Fund (Class 2)(5)
American Funds Growth-Income Fund (Class 2)(5)
American Funds International Fund (Class 2)(5)
Baron Capital Asset Fund (Insurance Series)
Delaware VIP Capital Reserves Series (Service Class)(6)                     0.96
Delaware VIP Diversified Income Series (Service Class) (7)                  1.04
Delaware VIP Emerging Markets Series (Service Class)(8)                     1.72
Delaware VIP High Yield Series (Service Class)(9)                           1.03
Delaware VIP Value Series (Service Class)(10)                               1.03
Delaware VIP REIT Series (Service Class)(11)                                1.10
Delaware VIP Small Cap Value Series (Service Class)(12)                     1.10
Delaware VIP Trend Series (Service Class)(13)                               1.12
Delaware VIP U.S. Growth Series (Service Class)(14)                         1.06
DWS Equity 500 Index VIP (Class B)(15)                                      0.53
DWS Small Cap Index VIP (Class B)
Fidelity (Reg. TM) VIP Contrafund Portfolio (Service Class 2)(16)
Fidelity (Reg. TM) VIP Equity-Income Portfolio (Service Class 2)(17)
Fidelity (Reg. TM) VIP Growth Portfolio (Service Class 2)(18)
Fidelity (Reg. TM) Mid Cap Portfolio (Service Class 2)(19)
Fidelity (Reg. TM) VIP Overseas Portfolio (Service Class 2)(20)
FTVIPT Franklin Income Sercurities Fund (Class 2)
FTVIPT Franklin Small-Mid Cap Growth Securities Fund (Class 2)(21)          0.99
FTVIPT Mutual Shares Securities Fund (Class 2)
FTVIPT Templeton Global Income Sercurities Fund (Class 2)
FTVIPT Templeton Growth Securities Fund (Class 2)
Janus Aspen Mid Cap Growth Portfolio (Service Class)
Janus Aspen Balanced Portfolio (Service Class)
Janus Aspen Worldwide Growth Portfolio (Service Class)(22)
Lincoln VIP Aggressive Growth Fund (Service Class)
Lincoln VIP Bond Fund (Service Class)
Lincoln VIP Core Fund (Service Class)(23)                                   1.09
Lincoln VIP Capital Appreciation Fund (Service Class)(24)                   0.95


                                                                               7



                                                                            Management                    12b-1 Fees
                                                                           Fees (before                   (before any
                                                                           any waivers/                    waivers/
                                                                          reimbursements)      +        reimbursements)
Lincoln VIP Equity-Income Fund (Service Class)(25)                        0.73        %                 0.25        %
Lincoln VIP Global Asset Allocation Fund (Service Class)                  0.74                          0.25
Lincoln VIP Growth Fund (Service Class)(26)                               0.74                          0.25
Lincoln VIP Growth and Income Fund (Service Class)                        0.33                          0.25
Lincoln VIP Growth Opportunities Fund (Service Class)(27)                 0.99                          0.25
Lincoln VIP International Fund (Service Class)                            0.76                          0.25
Lincoln VIP Money Market Fund (Service Class)                             0.44                          0.25
Lincoln VIP Social Awareness Fund (Service Class)                         0.35                          0.25
Lincoln VIP Conservative Profile Fund (Service Class)(28)                 0.25                          0.25
Lincoln VIP Moderate Profile Fund (Service Class)(28)                     0.25                          0.25
Lincoln VIP Moderately Aggressive Profile Fund (Service Class)(28)        0.25                          0.25
Lincoln VIP Aggressive Profile Fund (Service Class)(28)                   0.25                          0.25
MFS (Reg. TM) VIT Capital Opportunities Series (Service Class)(29)        0.75                          0.25
MFS (Reg. TM)VIT Emerging Growth Series (Service Class)(29)               0.75                          0.25
MFS (Reg. TM) VIT Total Return Series (Service Class)(29)                 0.75                          0.25
MFS (Reg. TM) VIT Utilities Series (Service Class)(29)                    0.75                          0.25
Neuberger Berman AMT Mid-Cap Growth Portfolio (I Class)(30)               0.83                          0.00
Neuberger Berman AMT Regency Portfolio (I Class)(30)                      0.85                          0.00
Putnam VT Growth & Income Fund (Class 1B)                                 0.49                          0.25
Putnam VT Health Sciences Fund (Class 1B)                                 0.70                          0.25



                                                                                   Other Expenses
                                                                                     (before any
                                                                                      waivers/
                                                                          +        reimbursements)      =
Lincoln VIP Equity-Income Fund (Service Class)(25)                                 0.07        %
Lincoln VIP Global Asset Allocation Fund (Service Class)                           0.19
Lincoln VIP Growth Fund (Service Class)(26)                                        2.48
Lincoln VIP Growth and Income Fund (Service Class)                                 0.05
Lincoln VIP Growth Opportunities Fund (Service Class)(27)                          5.62
Lincoln VIP International Fund (Service Class)                                     0.16
Lincoln VIP Money Market Fund (Service Class)                                      0.10
Lincoln VIP Social Awareness Fund (Service Class)                                  0.07
Lincoln VIP Conservative Profile Fund (Service Class)(28)                          2.01
Lincoln VIP Moderate Profile Fund (Service Class)(28)                              1.17
Lincoln VIP Moderately Aggressive Profile Fund (Service Class)(28)                 1.36
Lincoln VIP Aggressive Profile Fund (Service Class)(28)                            2.57
MFS (Reg. TM) VIT Capital Opportunities Series (Service Class)(29)                 0.23
MFS (Reg. TM)VIT Emerging Growth Series (Service Class)(29)                        0.13
MFS (Reg. TM) VIT Total Return Series (Service Class)(29)                          0.09
MFS (Reg. TM) VIT Utilities Series (Service Class)(29)                             0.15
Neuberger Berman AMT Mid-Cap Growth Portfolio (I Class)(30)                        0.10
Neuberger Berman AMT Regency Portfolio (I Class)(30)                               0.16
Putnam VT Growth & Income Fund (Class 1B)                                          0.05
Putnam VT Health Sciences Fund (Class 1B)                                          0.11



                                                                                                    Total
                                                                          Total Expenses         Contractual
                                                                            (before any            waivers/
                                                                             waivers/           reimbursements
                                                                          reimbursements)          (if any)
Lincoln VIP Equity-Income Fund (Service Class)(25)                        1.05        %        -0.04        %
Lincoln VIP Global Asset Allocation Fund (Service Class)                  1.18
Lincoln VIP Growth Fund (Service Class)(26)                               3.47                 -2.36
Lincoln VIP Growth and Income Fund (Service Class)                        0.63
Lincoln VIP Growth Opportunities Fund (Service Class)(27)                 6.86                 -5.43
Lincoln VIP International Fund (Service Class)                            1.17
Lincoln VIP Money Market Fund (Service Class)                             0.79
Lincoln VIP Social Awareness Fund (Service Class)                         0.67
Lincoln VIP Conservative Profile Fund (Service Class)(28)                 2.51                 -1.23
Lincoln VIP Moderate Profile Fund (Service Class)(28)                     1.67                 -0.30
Lincoln VIP Moderately Aggressive Profile Fund (Service Class)(28)        1.86                 -0.49
Lincoln VIP Aggressive Profile Fund (Service Class)(28)                   3.07                 -1.61
MFS (Reg. TM) VIT Capital Opportunities Series (Service Class)(29)        1.23                 -0.08
MFS (Reg. TM)VIT Emerging Growth Series (Service Class)(29)               1.13
MFS (Reg. TM) VIT Total Return Series (Service Class)(29)                 1.09
MFS (Reg. TM) VIT Utilities Series (Service Class)(29)                    1.15
Neuberger Berman AMT Mid-Cap Growth Portfolio (I Class)(30)               0.93
Neuberger Berman AMT Regency Portfolio (I Class)(30)                      1.01
Putnam VT Growth & Income Fund (Class 1B)                                 0.79
Putnam VT Health Sciences Fund (Class 1B)                                 1.06



                                                                          Total Expenses
                                                                              (after
                                                                           Contractual
                                                                             waivers/
                                                                          reimbursements
                                                                                s)
Lincoln VIP Equity-Income Fund (Service Class)(25)                        1.01        %
Lincoln VIP Global Asset Allocation Fund (Service Class)
Lincoln VIP Growth Fund (Service Class)(26)                               1.11
Lincoln VIP Growth and Income Fund (Service Class)
Lincoln VIP Growth Opportunities Fund (Service Class)(27)                 1.43
Lincoln VIP International Fund (Service Class)
Lincoln VIP Money Market Fund (Service Class)
Lincoln VIP Social Awareness Fund (Service Class)
Lincoln VIP Conservative Profile Fund (Service Class)(28)                 1.28
Lincoln VIP Moderate Profile Fund (Service Class)(28)                     1.37
Lincoln VIP Moderately Aggressive Profile Fund (Service Class)(28)        1.37
Lincoln VIP Aggressive Profile Fund (Service Class)(28)                   1.46
MFS (Reg. TM) VIT Capital Opportunities Series (Service Class)(29)        1.15
MFS (Reg. TM)VIT Emerging Growth Series (Service Class)(29)
MFS (Reg. TM) VIT Total Return Series (Service Class)(29)
MFS (Reg. TM) VIT Utilities Series (Service Class)(29)
Neuberger Berman AMT Mid-Cap Growth Portfolio (I Class)(30)
Neuberger Berman AMT Regency Portfolio (I Class)(30)
Putnam VT Growth & Income Fund (Class 1B)
Putnam VT Health Sciences Fund (Class 1B)



(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The Fee Waiver has been restated to reflect this agreement. The expense limitation agreement is in effect through April 30, 2007.

(2) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006 for AIM V.I. Capital Appreciation Fund and AIM V.I. Core Equity Fund and June 12, 2006 for AIM V.I. Large Cap Growth Fund, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.

(3) Effective upon the closing of the Reorganization which will occur on or about May 1, 2006, the advisor for AIM V.I. Core Equity Fund has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.16% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The Fee Waiver has been restated to reflect this agreement. The expense limitation agreement is in effect through April 30, 2007.

(4) Represents a one time waiver of certain legal and accounting expenses paid to the Advisor.

(5) The investment adviser began waiving 5% of its management fees on September 1, 2004. Beginning April 1, 2005, this waiver increased to 10% and will continue at this level until further review. Total annual fund operating expenses do not reflect this waiver. The effect of the waiver on total operating expenses can be found in the Financial Highlights table in the Series prospectus and in the audited financial statements in the Series' annual report.

(6) The investment advisor for the Delaware VIP Capital Reserves Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.80%. Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, certain insurance expenses and 12b-1 fees) will not exceed 0.70%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.50% on the first $500 million, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, 0.425% on assets in excess of $2.5 billion, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective



8


   May 1, 2006 through April 30, 2007, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(7) The investment advisor for the Delaware VIP Diversified Income Series is Delaware Management Company ("DMC"). Since inception through April 30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.80%. Without such an arrangement, the total operating expense for the Series would have been 0.86% for the fiscal year 2005 (excluding 12b-1 fees). Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, Extraordinary expenses, certain insurance expenses and 12b-1 fees) will not exceed 0.81%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, 0.50% on assets in excess of $2.5 billion, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2006 through April 30, 2007, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(8) The investment advisor for the Delaware VIP Emerging Markets Series is Delaware Management Company ("DMC"); the sub-advisor is Mondrian Investment Partners, Ltd. ("Mondrian"). For the period May 1, 2002 through April 30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 1.50%. Without such an arrangement, the total operating expense for the Series would have been 1.57% for the fiscal year 2005 (excluding 12b-1 fees). Effective May 1, 2006 through April 30, 2007, Mondrian has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, certain insurance expenses and 12b-1 fees) will not exceed 1.50%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 1.25% on the first $500 million, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, 1.10% on assets in excess of $2.5 billion, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2006 through April 30, 2007, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(9) The investment advisor for the Delaware VIP High Yield Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.80%. Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, certain insurance expenses and 12b-1 fees) will not exceed 0.78%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, 0.50% on assets in excess of $2.5 billion, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2006 through April 30, 2007, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(10) The investment advisor for the Delaware VIP Value Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.80%. In addition, for the period May 1, 2002 through April 30, 2006, DMC voluntarily elected to waive its management fee for this Series to 0.60%. Without such an arrangement, the total operating expense for the Series would have been 0.73% for the fiscal year 2005 (excluding 12b-1 fees). Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, certain insurance expenses and 12b-1 fees) will not exceed 0.86%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, 0.50% on assets in excess of $2.5 billion, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2006 through April 30, 2007, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(11) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, certain insurance expenses and 12b-1 fees) will not exceed 1.00%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $2.5 billion, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2006 through April 30, 2007, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(12) The investment advisor for the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, certain insurance expenses and 12b-1 fees) will not exceed 1.03%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $2.5 billion, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2006 through April 30, 2007, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(13) The investment advisor for the Delaware VIP Trend Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, certain insurance expenses and 12b-1 fees) will not exceed 0.92%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $2.5 billion, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2006 through April 30, 2007, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(14) The investment advisor for the Delaware VIP US Growth Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April



                                                                               9


    30, 2006, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.80%. Effective May 1, 2006 through April 30, 2007, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, certain insurance expenses and 12b-1 fees) will not exceed 0.87%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, 0.50% on assets in excess of $2.5 billion, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2006 through April 30, 2007, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(15) Effective September 19, 2005, the Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.28% for Class A and 0.53% for Class B shares until April 30, 2009.

(16) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the funds' custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including thee reductions, the total class operating expenses would have been 0.64% for initial class; 0.74% for service class; and 0.89% for service class 2. These offsets may be discontinued at any time.

(17) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.55% for initial class; 0.65% for service class; and 0.80% for service class 2. These offsets may be discontinued at any time.

(18) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.63% for initial class; 0.73% for service class; and 0.88% for service class 2. These offsets may be discontinued at any time.

(19) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.64% for initial class; 0.74% for service class; and 0.89% for service class 2. These offsets may be discontinued at any time.

(20) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.82% for initial class; 0.92% for service class; and 1.07% for service class 2. These offsets may be discontinued at any time.

(21) The Fund's manager had agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund for cash management. This arrangement will continue for as long as the Fund invests in the Money Market Fund.

(22) Effective February 1, 2006 for Worldwide Growth Portfolio, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This Change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Statement of Additional Information of the Fund.

(23) Lincoln Life has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses exceed 0.84% standard class and 1.09% service class of average daily net assets. The Agreement will continue at least through April 30, 2007, and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the Fund.

(24) Effective May 1, 2005, the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.15% of the first $100,000,000 of average net assets of the Fund; 0.10% of the next $150,000,000 of average daily net assets of the Fund; 0.15% of the next $250,000,000 of average daily net assets of the Fund; 0.10% of the next $250,000,000 of average daily net assets of the Fund; 0.15% of the next $750,000,000 of average daily net assets of the Fund; and 0.20% of the excess over $1,500,000,000 of average daily net assets of the Fund. The fee waiver will continue at least through April 30, 2007, and renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund.

(25) Effective May 1, 2005 the adviser has contractually agreed to waive the following portion of its advisory fee for the Fund: 0.0% on the first $250,000,000 of average daily net assets of the Fund; 0.05% on the next $500,000,000 of average daily net assets of the Fund; and 0.10% of the excess over $750,000,000 of average daily net assets of the Fund. The waiver will continue at least through April 30, 2007, and renew automatically for one-year terms unless the adviser provides written notice of termination to the Fund.

(26) Lincoln Life has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses exceed 0.86% standard class and 1.11% service class of average daily net assets. The Agreement will continue at least through April 30, 2007, and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the Fund.

(27) Lincoln Life has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses exceed 1.18% standard class and 1.43% service class of average daily net assets. The Agreement will continue at least through April 30, 2007, and renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the Fund.

(28) The "Other Expenses" column reflects the expenses of the particular Lincoln Profile Fund (Conservative 1.28%; Moderate 0.35%; Moderately Aggressive 0.54%; Aggressive 1.66%) and the estimated fees and expenses of the underlying funds invested in by the Profile Funds (Conservative 0.73%; Moderate 0.82%; Moderately Aggressive 0.82%; Aggressive 0.91%). The estimated underlying fund fees and expenses are based on the 2005 fees and expenses of the underlying funds that were owned by each Profile Fund on December 31, 2005. Each Profile Fund's expense ratio will vary based on the actual allocations to the underlying funds that occurred throughout the year. In addition, Lincoln Life has contractually agreed to reimburse each Profile Fund to the extent that the Total Expenses (excluding underlying fund fees and expenses) exceed 0.55%. This Agreement will continue at least through April 30, 2007 and will renew automatically for one-year terms unless Lincoln Life provides written notice of termination to the Funds.

(29) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees). Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements, that reduced or recaptured series' expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, "Net Expenses" would be lower. MFS has contractually agreed to bear the series' expenses such that "Other Expenses" (determined without giving effect to the expense reduction arrangements described above), do not exceed 0.15% annually. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series' investing activities. This contractual fee arrangement will continue until at least April 30, 2007, unless earlier



10


    terminated or revised with the consent of the Board of Trustees which oversees the series.

(30) Neuberger Berman Management Inc. ("NBMI") has undertaken through December 31, 2009 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI (except with respect to Balanced, Limited Maturity Bond, Mid-Cap Growth, and Partners Portfolios) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of average daily net asset value of the Balanced, Limited Maturity Bond, Mid-Cap Growth and Partners Portfolios; and 1.50% of the average daily net asset value of the Regency Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation. Net expenses for the Socially Responsive Portfolio were subject to a contractual expense limitation of 1.50% for the year ended December 31, 2005.


For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.



                                                                              11

EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.


The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EEB death benefit and 4LATERSM Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



1) If you surrender your contract at the end of the applicable time period:




   1 year         3 years        5 years        10 years
-----------      ---------      ---------      ---------
   $1,872         $3,766         $5,429         $9,132


2) If you annuitize or do not surrender your contract at the end of the applicable time period:




   1 year         3 years        5 years        10 years
-----------      ---------      ---------      ---------
   $1,022         $2,966         $4,829         $9,132



For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. The examples do not reflect bonus credits or persistency credits. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The Contracts - i4LIFE (Reg. TM) Advantage including the Guaranteed Income Benefit Rider, 4LATERSM Advantage and Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.



Summary of Common Questions
What kind of contract am I buying? It is an individual variable or fixed and/or interest adjusted, if applicable, annuity contract between you and Lincoln Life. This prospectus primarily describes the variable side of the contract. See The Contracts. The contract and certain riders, benefits, service features and enhancements may not be available in all states, and the charges may vary in certain states. You should refer to your contract for any state specific provisions. Please check with your investment representative regarding their availability.

What is the variable annuity account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.

What are Investment Requirements? If you elect 4LATERSM Advantage after April 10, 2006 or the Lincoln SmartSecuritySM Advantage or i4LIFE (Reg. TM) Guaranteed Income Benefit after April 10, 2006, you will be subject to certain requirements for your subaccount investments. You may be limited in how much you can invest in certain subaccounts. We do not plan to enforce these Investment Requirements at this time. See The Contracts - Investment Requirements.

What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your purchase payments, bonus credits and persistency credits to buy shares in one or more of the investment options. See Investments of the Variable Annuity Account - Description of the Funds.

Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account - Description of the Funds.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you receive bonus credits and you buy accumulation units. If you decide to receive an annuity payout, your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The Contracts.

What charges do I pay under the contract? If you withdraw purchase payments, you pay a surrender charge from 0% to 8.50% of the surrendered or withdrawn purchase payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and Other Deductions-Surrender Charge.


We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.


12


We charge an account fee of $35 on any contract anniversary if the contract value is less than $100,000. This account fee may be less in some states and will be waived after the fifteenth contract year. See Charges and Other Deductions.


We apply a charge to the daily net asset value of the VAA and those charges are:



                                                  With Estate Enhancement
                                                  Benefit Rider (EEB)
                                                  -------------------------
o        Mortality and expense risk charge                 1.85%
o        Administrative charge                             0.15%
                                                            ----
o        Total annual charge for each
         subaccount**                                      2.00%



         Enhanced Guaranteed        Guarantee of
         Minimum Death              Principal Death
         Benefit (EGMDB)            Benefit               Account Value Death Benefit
         ---------------------      ----------------      ----------------------------
o               1.65%                    1.40%                       1.35%
o               0.15%                    0.15%                       0.15%
                 ----                     ----                        ----                  --
o
                1.80%                    1.55%                       1.50%


**For contracts purchased before June 6, 2005 (or later in those states that have not approved the contract changes), the total annual charges are as follows: EEB 1.80%; EGMDB 1.60%; Guarantee of Principal 1.50%; Account Value N/A.



Additional Optional Riders:


Lincoln SmartSecuritySM Advantage:




                                                    Lincoln SmartSecuritySM            Lincoln SmartSecuritySM
                                                  Advantage - 5 Year Elective        Advantage - 1 Year Automatic
                                                         Step-up Option                     Step-up Option
                                                 -----------------------------      -----------------------------
o        Guaranteed maximum annual
         percentage charge                                  0.95%                               1.50%
o        Current annual percentage charge                   0.45%                               0.65%



4LATERSM Advantage:





o        Guaranteed maximum annual
         percentage charge                       1.50%
o        Current annual percentage charge        0.50%



See Charges and Other Deductions.

The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.

The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the interest adjustment, if applicable. See Fixed Side of the Contract.

Charges may also be imposed during the regular income or annuity payout period, including i4LIFE (Reg. TM) Advantage, if elected. See The Contracts and Annuity Payouts.

For information about the compensation we pay for sales of contracts, see The Contracts - Distribution of the Contracts.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The Contracts - Purchase Payments.

What is a bonus credit and a persistency credit? When purchase payments are made, we will credit an additional amount to the contract, known as a bonus credit. The amount of the bonus credit is calculated as a percentage of the purchase payments. The bonus credit percentage will vary based on the owner's cumulative purchase payments, as defined in this prospectus. All bonus credits become part of the contract value at the same time as the corresponding purchase payments. Bonus credits are not considered to be purchase payments. See The Contracts - Bonus Credits.

A persistency credit of 0.0625% (or 0.05% on contracts issued before June 6, 2005 or later in some states) of contract value less purchase payments that have been in the contract less than fourteen years will be credited on a quarterly basis after the fourteenth anniversary. See The Contracts - Persistency Credits.


We offer a variety of variable annuity contracts. Other annuity contracts that we offer have no provision for bonus credits but may have lower mortality and expense risk charges and/or lower surrender charges. During the surrender charge period, the amount of bonus credit may be more than offset by higher surrender charges associated with the bonus credit. After the fourteenth contract anniversary, the persistency credits are designed to fully or partially offset these additional bonus charges. We encourage you to talk with your financial adviser and determine which annuity contract is most appropriate for you.


                                                                              13


How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.


What is i4LIFE (Reg. TM) Advantage? i4LIFE (Reg. TM) Advantage is an income program that provides periodic variable lifetime income payments, a death benefit, and the ability to make purchase payments (IRA contracts only) and withdrawals during a defined period of time. We assess a charge, imposed only during the i4LIFE (Reg. TM) Advantage payout phase, based on the i4LIFE (Reg.
TM) Advantage death benefit you choose and whether or not the Guaranteed Income Benefit is in effect.


What happens if I die before I annuitize? Your beneficiary will receive death benefit proceeds based upon the death benefit you select. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit on the death of the annuitant. See The Contracts - Death Benefit.

May I transfer contract value between variable options and between the variable and fixed sides of the contract? Yes, subject to currently effective restrictions. For example, transfers made before the annuity commencement date are generally restricted to no more than twelve (12) per contract year. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts - Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date.

What is the Lincoln SmartSecuritySM Advantage? This benefit, which may be available for purchase at an additional charge, provides a Guaranteed Amount equal to the initial purchase payment and its corresponding bonus credit (or contract value at the time of election) as adjusted. You may access this benefit through periodic withdrawals. There are two options available to reset the Guaranteed Amount to the current contract value. See The Contracts - Lincoln SmartSecuritySM Advantage.

What is 4LATERSM Advantage? 4LATERSM Advantage, which may be available for purchase at an additional charge, is a way to guarantee today a minimum payout floor in the future for the i4LIFE (Reg. TM) Advantage regular income payments. 4LATERSM Advantage provides an initial Income Base that is guaranteed to increase at a specified percentage over the accumulation period of the annuity. See The Contracts - 4LATERSM Advantage.

What are the Guaranteed Income Benefits? The Guaranteed Income Benefits provide a minimum payout floor for your i4LIFE (Reg. TM) regular income payments. They are available either through 4LATERSM Advantage or may be purchased at the time you elect i4LIFE (Reg. TM) Advantage. See The Contracts - i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit and 4LATERSM Advantage Guaranteed Income Benefit.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See The Contracts - Surrenders and Withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and Other Deductions. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 591/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal Tax Matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our Home office. In most states you assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. We will not refund any bonus credits credited to your contract value if you elect to cancel your contract; however, we will assume the risk of investment loss on the bonus credits. See Return Privilege.

Where may I find more information about accumulation unit values? Appendix A and B to this prospectus provide more information about accumulation unit values.



Investment Results

At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges. Results calculated without contingent deferred sales charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.

During extended periods of low interest rates, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.

The money market yield figure and annual performance of the subaccounts are based on past performance and do not indicate or represent future performance.


14


Financial Statements

The financial statements of the VAA and for us are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.



The Lincoln National Life Insurance Company
The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln Life is obligated to pay all amounts promised to policy owners under the policies.


Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Lincoln Financial Group sells a wide variety of financial products and solutions through financial advisors: mutual funds, managed accounts, retirement solutions, life insurance, 401(k) and 403(b) plans, savings plans, institutional investments and comprehensive financial planning and advisory services.

On April 3, 2006, Jefferson-Pilot Corporation ("Jefferson-Pilot"), a North Carolina corporation, merged with and into Lincoln JP Holdings, L.P., a wholly owned subsidiary of LNC, the parent company of Lincoln Life, pursuant to a merger agreement among LNC, Jefferson-Pilot, Quartz Corporation, and Lincoln JP Holdings, L.P., dated October 9, 2005, as amended. Lincoln JP Holdings, L.P. is the surviving entity. More information about the merger as well as a copy of the merger agreement can be found in Amendment No. 1 to the Form S-4 (Reg. No. 333-130226) filed by LNC with the SEC. Lincoln Life's obligations as set forth in your variable annuity contract, prospectus and Statement of Additional Information have not changed as a result of this merger.



Variable Annuity Account (VAA)

On November 3, 1997, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their subaccounts, and they offer different benefits.




Investments of the Variable Annuity Account

You decide the subaccount(s) to which you allocate purchase payments. Bonus credits are allocated to the subaccounts at the same time and at the same percentage as the purchase payments being made. There is a separate subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.


Investment Advisers

As compensation for its services to the fund, the investment adviser receives a fee from the fund which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectus for the fund.


Administrative, Marketing and Support Service Fees


With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may compensate us (or an affiliate) for administrative, distribution, or other services. It is anticipated that such compensation will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some funds may compensate us significantly more than other funds and the amount we receive may be substantial. These percentages currently range up to 0.48%, and as of the date of this prospectus, we were receiving compensation from each fund family. We (or our affiliates) may profit from these fees or use these fees to defray



                                                                              15


the costs of distributing the contract. Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.

The AIM, AllianceBernstein, American Century, American Funds, Baron, Delaware, DWS, Fidelity, Franklin Templeton, Janus, Lincoln, MFS and Putnam Funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) in consideration of services provided and expenses incurred by us in distributing Fund shares. The payment rates range from 0% to 0.30% based on the amount of assets invested in those Funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.


Description of the Funds


Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.

We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will compensate us for providing administrative, marketing, and/or support services that would otherwise be provided by the fund, the fund's investment advisor, or its distributor. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional purchase payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.


Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.


Following are brief summaries of the fund description. More detailed information may be obtained from the current prospectus for the fund which accompanies this booklet. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.



 FUND NAME                                                   FUND DESCRIPTION
AIM V.I. Capital Appreciation Fund                          Capital appreciation
 AIM V.I. Core Equity Fund                                   Long-term growth
AIM V.I. International Growth Fund                          Long-term growth
 AllianceBernstein Global Technology Portfolio               Maximum capital appreciation
AllianceBernstein Growth and Income Portfolio               Growth and income
 AllianceBernstein International Value Portfolio             Long-term growth
AllianceBernstein Large Cap Growth Portfolio                Maximum capital appreciation
 AllianceBernstein Small/Mid Cap Value Portfolio             Long-term growth
American Century Investments VP Inflation Protection        Long-term total return
Fund
 American Funds Global Growth Fund                           Long-term growth
American Funds Global Small Capitalization Fund             Long-term growth



 FUND NAME                                                   MANAGER
AIM V.I. Capital Appreciation Fund                          AIM Advisors, Inc.
 AIM V.I. Core Equity Fund                                   AIM Advisors, Inc.
AIM V.I. International Growth Fund                          AIM Advisors, Inc.
 AllianceBernstein Global Technology Portfolio               AllianceBernstein, L.P.
AllianceBernstein Growth and Income Portfolio               AllianceBernstein, L.P.
 AllianceBernstein International Value Portfolio             AllianceBernstein, L.P.
AllianceBernstein Large Cap Growth Portfolio                AllianceBernstein, L.P.
 AllianceBernstein Small/Mid Cap Value Portfolio             AllianceBernstein, L.P.
American Century Investments VP Inflation Protection        American Century
Fund
 American Funds Global Growth Fund                           Capital Research and Management Company
American Funds Global Small Capitalization Fund             Capital Research and Management Company


16



 FUND NAME                                                     FUND DESCRIPTION
American Funds Growth Fund                                    Long-term growth
 American Funds Growth-Income Fund                             Growth and income
American Funds International Fund                             Long-term growth
 Baron Capital Asset Fund                                      Maximum capital appreciation
Delaware VIP Capital Reserves Series                          Current income
 Delaware VIP Diversified Income Series                        Total return
Delaware VIP Emerging Markets Series                          Capital appreciation
 Delaware VIP High Yield Series                                Capital appreciation
Delaware VIP REIT Series                                      Total return
 Delaware VIP Small Cap Value Series                           Capital appreciation
Delaware VIP Trend Series                                     Capital appreciation
 Delaware VIP U.S. Growth Series                               Capital appreciation
Delaware VIP Value Series                                     Long-term capital appreciation
 DWS Equity 500 Index VIP Fund                                 Capital appreciation
DWS Small Cap Index VIP Fund                                  Capital appreciation
 Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio         Long-term capital appreciation
Fidelity (Reg. TM) VIP Equity-Income Portfolio                Reasonable income
 Fidelity (Reg. TM) VIP Growth Portfolio                       Capital appreciation
Fidelity (Reg. TM) VIP Mid Cap Portfolio                      Long-term growth
 Fidelity (Reg. TM) VIP Overseas Portfolio                     Long-term growth
FTVIPT Franklin Income Securities Fund                        Current income
 FTVIPT Franklin Small-Mid Cap Growth Securities Fund          Long-term growth



 FUND NAME                                                     MANAGER
American Funds Growth Fund                                    Capital Research and Management Company
 American Funds Growth-Income Fund                             Capital Research and Management Company
American Funds International Fund                             Capital Research and Management Company
 Baron Capital Asset Fund                                      BAMCO, Inc.
Delaware VIP Capital Reserves Series                          Delaware Management Company
 Delaware VIP Diversified Income Series                        Delaware Management Company
Delaware VIP Emerging Markets Series                          Delaware Management Company
                                                              Sub-advised by Mondrian Investment
                                                              Partners Limited
 Delaware VIP High Yield Series                                Delaware Management Company
Delaware VIP REIT Series                                      Delaware Management Company
 Delaware VIP Small Cap Value Series                           Delaware Management Company
Delaware VIP Trend Series                                     Delaware Management Company
 Delaware VIP U.S. Growth Series                               Delaware Management Company
Delaware VIP Value Series                                     Delaware Management Company
 DWS Equity 500 Index VIP Fund                                 Deutsche Asset Management Inc.
                                                              Sub-advised by Northern Trust Investments,
                                                              Inc.
DWS Small Cap Index VIP Fund                                  Deutsche Asset Management Inc.
                                                              Sub-advised by Northern Trust Investments,
                                                              Inc.
 Fidelity (Reg. TM) VIP Contrafund (Reg. TM) Portfolio         Fidelity Management and Research
                                                              Company
Fidelity (Reg. TM) VIP Equity-Income Portfolio                Fidelity Management and Research
                                                              Company
 Fidelity (Reg. TM) VIP Growth Portfolio                       Fidelity Management and Research
                                                              Company
Fidelity (Reg. TM) VIP Mid Cap Portfolio                      Fidelity Management and Research
                                                              Company
 Fidelity (Reg. TM) VIP Overseas Portfolio                     Fidelity Management and Research
                                                              Company
FTVIPT Franklin Income Securities Fund                        Franklin Advisers, Inc.
 FTVIPT Franklin Small-Mid Cap Growth Securities Fund          Franklin Advisers, Inc.


                                                                              17



 FUND NAME                                              FUND DESCRIPTION
FTVIPT Mutual Shares Securities Fund                   Capital appreciation
 FTVIPT Templeton Global Income Securities Fund         Total return
FTVIPT Templeton Growth Securities Fund                Long-term growth
 Janus Aspen Balanced Portfolio                         Long-term growth and current
                                                       income
Janus Aspen Mid Cap Growth Portfolio                   Long-term growth
 Janus Aspen Worldwide Growth Portfolio                 Long-term growth
Lincoln VIP Aggressive Growth Fund                     Maximum capital appreciation
 Lincoln VIP Bond Fund                                  Current income
Lincoln VIP Capital Appreciation Fund                  Long-term growth
 Lincoln VIP Core Fund                                  Capital appreciation
Lincoln VIP Equity-Income Fund                         Income
 Lincoln VIP Global Asset Allocation Fund               Total return
Lincoln VIP Growth Fund                                Long-term growth
 Lincoln VIP Growth & Income Fund                       Capital appreciation
Lincoln VIP Growth Opportunities Fund                  Long-term growth
 Lincoln VIP International Fund                         Capital appreciation
Lincoln VIP Money Market Fund                          Preservation of capital
 Lincoln VIP Social Awareness Fund                      Capital appreciation



 FUND NAME                                              MANAGER
FTVIPT Mutual Shares Securities Fund                   Franklin Mutual Advisors, LLC
 FTVIPT Templeton Global Income Securities Fund         Templeton Global Advisors Limited
FTVIPT Templeton Growth Securities Fund                Templeton Global Advisors Limited
 Janus Aspen Balanced Portfolio                         Janus Capital Management LLC
Janus Aspen Mid Cap Growth Portfolio                   Janus Capital Management LLC
 Janus Aspen Worldwide Growth Portfolio                 Janus Capital Management LLC
Lincoln VIP Aggressive Growth Fund                     Delaware Management Company
                                                       Sub-advised by T. Rowe Price Associates,
                                                       Inc.
 Lincoln VIP Bond Fund                                  Delaware Management Company
Lincoln VIP Capital Appreciation Fund                  Delaware Management Company
                                                       Sub-advised by Janus Capital Management
                                                       LLC
 Lincoln VIP Core Fund                                  Delaware Management Company
                                                       Sub-advised by Salomon Brothers Asset
                                                       Management Inc., a wholly-owned
                                                       subsidiary of Legg Mason, Inc.
Lincoln VIP Equity-Income Fund                         Delaware Management Company
                                                       Sub-advised by Fidelity Management &
                                                       Research Company (FMR)
 Lincoln VIP Global Asset Allocation Fund               Delaware Management Company
                                                       Sub-advised by UBS Global Asset
                                                       Management
Lincoln VIP Growth Fund                                Delaware Management Company
                                                       Sub-advised by Fund Asset Management,
                                                       L.P., doing business as Mercury Advisors
 Lincoln VIP Growth & Income Fund                       Delaware Management Company
Lincoln VIP Growth Opportunities Fund                  Delaware Management Company
                                                       Sub-advised by Fund Asset Management,
                                                       L.P., doing business as Mercury Advisors
 Lincoln VIP International Fund                         Delaware Management Company
                                                       Sub-advised by Mondrian Investment
                                                       Partners Limited
Lincoln VIP Money Market Fund                          Delaware Management Company
 Lincoln VIP Social Awareness Fund                      Delaware Management Company


18



 FUND NAME                                              FUND DESCRIPTION
Lincoln VIP Conservative Profile Fund                  Current income
 Lincoln VIP Moderate Profile Fund                      Total return
Lincoln VIP Moderately Aggressive Profile Fund         Growth and income
 Lincoln VIP Moderately Aggressive Profile Fund         Growth and income
MFS (Reg. TM) VIT Capital Opportunities Series         Capital appreciation
 MFS (Reg. TM) VIT Emerging Growth Series               Long-term growth
MFS (Reg. TM) VIT Total Return Series                  Income and growth
 MFS (Reg. TM) VIT Utilities Series                     Growth and income
Neuberger Berman AMT Mid-Cap Growth Portfolio          Capital appreciation
 Neuberger Berman AMT Regency Portfolio                 Long-term growth
Putnam VT Growth & Income Fund                         Capital growth and current
                                                       income
 Putnam VT Health Sciences Fund                         Capital appreciation



 FUND NAME                                              MANAGER
Lincoln VIP Conservative Profile Fund                  Delaware Management Company
                                                       Sub-advised by Wilshire Associates Inc.
 Lincoln VIP Moderate Profile Fund                      Delaware Management Company
                                                       Sub-advised by Wilshire Associates Inc.
Lincoln VIP Moderately Aggressive Profile Fund         Delaware Management Company
                                                       Sub-advised by Wilshire Associates Inc.
 Lincoln VIP Moderately Aggressive Profile Fund         Delaware Management Company
                                                       Sub-advised by Wilshire Associates Inc.
MFS (Reg. TM) VIT Capital Opportunities Series         Massachusetts Financial Services Company
 MFS (Reg. TM) VIT Emerging Growth Series               Massachusetts Financial Services Company
MFS (Reg. TM) VIT Total Return Series                  Massachusetts Financial Services Company
 MFS (Reg. TM) VIT Utilities Series                     Massachusetts Financial Services Company
Neuberger Berman AMT Mid-Cap Growth Portfolio          Neuberger Berman Management, Inc.
 Neuberger Berman AMT Regency Portfolio                 Neuberger Berman Management, Inc.
Putnam VT Growth & Income Fund                         Putnam Investment Management, LLC
 Putnam VT Health Sciences Fund                         Putnam Investment Management, LLC



Fund Shares


We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.



Reinvestment of Dividends and Capital Gain Distributions


All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.


                                                                              19


Addition, Deletion or Substitution of Investments


We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all contractowners or only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.


Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion.


We also may:
 o remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;
 o transfer assets supporting the contracts from one subaccount to another or from the VAA to another separate account;
 o combine the VAA with other separate accounts and/or create new separate accounts;
 o deregister the VAA under the 1940 Act; and
 o operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.

We may modify the provisions of the contracts to reflect changes to the subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.




Charges and Other Deductions

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.

Our administrative services include:
 o processing applications for and issuing the contracts;

 o processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services - See Additional Services and the SAI for more information on these programs);

 o maintaining records;
 o administering annuity payouts;
 o furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values);
 o reconciling and depositing cash receipts;
 o providing contract confirmations;
 o providing toll-free inquiry services; and
 o furnishing telephone and electronic fund transfer services.

The risks we assume include:
 o the risk that annuitants receiving annuity payouts under contracts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
 o the risk that death benefits paid will exceed the actual contract value;
 o the risk that more owners than expected will qualify for waivers of the surrender charge;

 o the risk that, if the i4LIFE (Reg. TM) Advantage with the Guaranteed Income Benefit or 4LATERSM Guaranteed Income Benefit is in effect, the required regular income payments will exceed the account value; and

 o the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the contingent deferred sales charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. A portion of the mortality and expense risk and administrative charge and a portion of the surrender charges are assessed to fully or partially recoup bonus credits paid into the contract by us when purchase payments are made. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.


20

Deductions from the VAA

We apply to the average daily net asset value of the subaccounts a charge which is equal to an annual rate of:



                                                  With Estate Enhancement
                                                  Benefit Rider (EEB)
                                                  -------------------------
o        Mortality and expense risk charge                 1.85%
o        Administrative charge                             0.15%
                                                            ----
o        Total annual charge for each
         subaccount**                                      2.00%



         Enhanced Guaranteed        Guarantee of
         Minimum Death              Principal Death
         Benefit (EGMDB)            Benefit               Account Value Death Benefit
         ---------------------      ----------------      ----------------------------
o               1.65%                    1.40%                       1.35%
o               0.15%                    0.15%                       0.15%
                 ----                     ----                        ----                  --
o
                1.80%                    1.55%                       1.50%


**For contracts purchased before June 6, 2005 (or later in those states that have not approved the contract changes), the total annual charges are as follows: EEB 1.80%; EGMDB 1.60%; Guarantee of Principal 1.50%; Account Value N/A.



Surrender Charge


A surrender charge applies (except as described below) to surrenders and withdrawals of purchase payments that have been invested for the periods indicated as follows:


                                                  Number of contract anniversaries since
                                                      purchase payment was invested
                                                 ----------------------------------------
                                                  0            1            2         3
      Surrender charge as a percentage of the    8.50%        8.50%        8%        7%
      surrendered or withdrawn purchase
      payments



                                                         Number of contract anniversaries since
                                                             purchase payment was invested
                                                 ------------------------------------------------------
                                                  4         5         6         7         8         9+
      Surrender charge as a percentage of the    6%        5%        4%        3%        2%        0%
      surrendered or withdrawn purchase
      payments

A surrender charge does not apply to:
 o A surrender or withdrawal of a purchase payment beyond the ninth anniversary since the purchase payment was invested;
 o Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is equal to the greater of 10% of the current contract value or 10% of the total purchase payments;
 o Purchase payments that have been invested in the contract for at least 12 months when used in the calculation of the initial benefit payment to be made under an annuity payout option, other than the i4LIFE (Reg. TM) Advantage option;
 o A surrender or withdrawal of any purchase payments, if such purchase payments were received more than 12 months prior to the onset of a permanent and total disability of the contractowner as defined in Section 22(e)(3) of the tax code, if the disability occurred after the effective date of the contract and before the 65th birthday of the contractowner. For contracts issued in the State of New Jersey, a different definition of permanent and total disability applies;
 o When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;
 o A surrender or withdrawal of any purchase payments, if such purchase payments were received more than 12 months prior to admittance of the contractowner to an accredited nursing home or equivalent health care facility, where the admittance into the nursing home occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days;
 o A surrender or withdrawal of any purchase payments, if such purchase payments were received more than 12 months prior to the diagnosis date of a terminal illness that is after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
 o A surrender of the contract as a result of the death of the contractowner or annuitant;
 o A surrender or annuitization of bonus credits and persistency credits;
 o Purchase payments when used in the calculation of the initial Account Value under the i4LIFE (Reg. TM) Advantage option;

 o Regular income payments made under i4LIFE (Reg. TM) Advantage, including any payments to provide the 4LATERSM or i4LIFE (Reg. TM) Guaranteed Income Benefits, or periodic payments made under any annuity payout option made available by us;

 o Withdrawals up to the Annual Withdrawal Limit under the Lincoln SmartSecuritySM Advantage, subject to certain conditions.

For purposes of calculating the surrender charge on withdrawals, we assume that:

1. The free amount will be withdrawn from purchase payments on a "first in-first out (FIFO)" basis.

2. Prior to the ninth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
  o from purchase payments (on a FIFO basis) until exhausted; then
  o from earnings until exhausted; then
  o from bonus credits.

                                                                              21

3. On or after the ninth anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:
  o from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
  o from earnings and persistency credits until exhausted; then
  o from bonus credits attributable to purchase payments to which a surrender charge no longer applies until exhausted; then
  o from purchase payments (on a FIFO basis) to which a surrender charge still applies until exhausted; then
  o from bonus credits attributable to purchase payments to which a surrender charge still applies.

We apply the surrender charge as a percentage of purchase payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your contract value has increased or decreased. The surrender charge is calculated separately for each purchase payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.

If the contractowner is a corporation or other non-individual (non-natural person), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.



Account Fee


During the accumulation period, we will deduct $35 from the contract value on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the contract value upon surrender. This fee may be lower in certain states, if required, and will be waived after the fifteenth contract year. The account fee will be waived for any contract with a contract value that is equal to or greater than $100,000 on the contract anniversary.



Rider Charges


A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement.

Lincoln SmartSecuritySM Advantage Charge. During the accumulation period, there is a charge for the Lincoln SmartSecuritySM Advantage, if elected. The Rider charge is currently equal to an annual rate of 0.45% (0.1125% quarterly) if the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option is selected or 0.65% (0.1625% quarterly) for the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option and is applied to the Guaranteed Amount as adjusted. We will deduct the cost of this Rider from the contract value on a quarterly basis, with the first deduction occurring on the valuation date on or next following the three-month anniversary of the effective date of the Rider. This deduction will be made in proportion to the value in each subaccount and the fixed side of the contract on the valuation date the Rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. If you purchase the Rider in the future, the percentage charge will be the current charge in effect at that time up to the maximum 0.95% or 1.50% depending on the option selected.

Under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, the annual Rider percentage charge will not change upon each automatic step-up of the Guaranteed Amount for the 10-year period.

Under both options, if you elect to step-up the Guaranteed Amount, a pro-rata deduction of the Rider charge based on the Guaranteed Amount immediately prior to the step-up will be made on the valuation date of the step-up. This deduction covers the cost of the Rider from the time of the previous deduction to the date of the step-up. After a contractowner's step-up, we will deduct the Rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the valuation date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the Rider percentage charge will change to the current charge in effect at that time (if the current charge has changed), but it will never exceed the guaranteed maximum annual percentage charge for the option. If you never elect to step-up your Guaranteed Amount, your Rider percentage charge will never change, although the amount we deduct will change as the Guaranteed Amount changes. The Rider charge will be discontinued upon the earlier of the annuity commencement date, election of i4LIFE (Reg. TM) Advantage or termination of the Rider. The pro-rata amount of the Rider charge will be deducted upon termination of the Rider or surrender of the contract.

Rider Charge Waiver. For the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the Rider charge may be waived. For the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, after the fifth Benefit Year anniversary following the last automatic step-up opportunity, the rider charge may be waived.

Whenever the above conditions are met, on each valuation date the Rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this Rider or on the most recent step-up date; and (2) purchase payments and bonus credits made after the step-up, then the quarterly Rider charge will be waived. If the withdrawals have been more than 10%, then the Rider charge will not be waived.


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4LATERSM Advantage Charge

Prior to the periodic income commencement date (the valuation date the initial regular income payment under i4LIFE (Reg. TM) Advantage is determined), the annual 4LATER charge is currently 0.50% of the Income Base. The Income Base (an amount equal to the initial purchase payment and any bonus credit or contract value at the time of election), as adjusted is a value that will be used to calculate the 4LATER Guaranteed Income Benefit. An amount equal to the quarterly 4LATER Rider charge multiplied by the Income Base will be deducted from the subaccounts on every third month anniversary of the later of the 4LATER Rider Effective Date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each subaccount on the valuation date the 4LATER Rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional purchase payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a Reset to the current Account Value. If you purchase 4LATER in the future, the percentage charge will be the charge in effect at the time you elect 4LATER.

Upon a reset of the Income Base, a pro-rata deduction of the 4LATER Rider charge based on the Income Base immediately prior to the reset will be made on the valuation date of the reset. This deduction covers the cost of the 4LATER Rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER Rider charge for the reset Income Base on a quarterly basis, beginning on the valuation date on or next following the three month anniversary of the reset. At the time of the reset, the annual charge will be the current charge in effect for new purchases of 4LATER at the time of reset, not to exceed the guaranteed maximum charge of 1.50%. If you never elect to reset your Income Base, your 4LATER Rider percentage charge will never change, although the amount we deduct will change as your Income Base changes.

Prior to the periodic income commencement date, a pro-rata amount of the 4LATER Rider charge will be deducted upon termination of the 4LATER Rider for any reason other than death.

On the periodic income commencement date, a pro-rata deduction of the 4LATER Rider charge will be made to cover the cost of 4LATER since the previous deduction. On and after the periodic income commencement date, the 4LATER Rider charge will be added to the i4LIFE charge as a daily percentage of average account value. This is a change to the calculation of the 4LATER charge because after the periodic income commencement date, when the 4LATER Guaranteed Income Benefit is established, the Income Base is no longer applicable. The percentage 4LATER charge is the same immediately before and after the periodic income commencement date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the periodic income commencement date and then multiplied by the average daily account value after the periodic income commencement date.

After the periodic income commencement date, the 4LATER percentage charge will not change unless the contractowner elects additional 15 year step-up periods during which the 4LATER Guaranteed Income Benefit (described later) is stepped-up to 75% of the current regular income payment. At the time you elect a new 15 year period, the 4LATER percentage charge will change to the current charge in effect at that time (if the current charge has changed) up to the guaranteed maximum annual charge of 1.50%.

After the periodic income commencement date, if the 4LATER Guaranteed Income Benefit is terminated, the 4LATER Rider annual charge will also terminate.


4LATERSM Advantage charge:





o        Guaranteed maximum annual
         percentage charge*                       1.50%
o        Current annual percentage charge*        0.50%



*The annual percentage for the 4LATERSM Advantage charge is multiplied by the Income Base (initial purchase payment or contract value at the time of election) as adjusted for purchase payments, automatic 15% Enhancements, Resets and withdrawals. The 4LATER charge is deducted from the subaccounts on a quarterly basis.


Deductions for Premium Taxes

Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.


The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 3.5%.



Other Charges and Deductions

The surrender, withdrawal or transfer of value from a fixed account guaranteed period may be subject to the interest adjustment if applicable. See Fixed Side of the Contract. Charges may also be imposed during the regular income and annuity payout period. See i4LIFE (Reg. TM) Advantage (including the i4LIFE (Reg. TM) Advantage and 4LATER Guaranteed Income Benefits) and Annuity Payouts.




                                                                              23

There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.



Additional Information


The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with
 o the use of mass enrollment procedures,
 o the performance of administrative or sales functions by the employer,
 o the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
 o any other circumstances which reduce distribution or administrative expenses.

The exact amount of charges and fees applicable to a particular contract will be stated in that contract.




The Contracts

Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the Contracts.


When a completed application and all other information necessary for processing a purchase order is received at our Home office, an initial purchase payment and its corresponding bonus credit will be priced no later than two business days after we receive the order. If you submit your application and/or initial purchase payment to your agent (other than through Lincoln Financial Advisors Corporation), we will not begin processing your purchase order until we receive the application and initial purchase payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, we will allocate your initial purchase payment and its corresponding bonus credit within two business days.



Who Can Invest

To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the contractowner, joint owner and annuitant must be under age 86. Certain death benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.

In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a purchase payment and/or freeze a contractowner's account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or death benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the contractowner, and held in that account until instructions are received from the appropriate regulator.

If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-sheltered growth.


Replacement of Existing Insurance


Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.


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Purchase Payments


Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $10,000. The minimum annual amount for additional purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). Purchase payments in total may not exceed $2 million without our approval. If you stop making purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, or the death of the contractowner, whichever comes first. We reserve the right to limit purchase payments made to the contract.



Bonus Credits


In some states, the term bonus credit may be referred to as value enhancement or a similar term in the contract. For each purchase payment made into the contract, we will credit the contract with a bonus credit. The amount of the bonus credit will be added to the value of the contract at the same time and allocated in the same percentage as the purchase payment. The amount of the bonus credit is calculated as a percentage of the purchase payment made. The bonus credit percentage is based on the owner's cumulative purchase payments at the time each purchase payment is made according to the following scale:


Cumulative Purchase Payments          Bonus Credit %
--------------------------------      ---------------
  Less than $100,000............           3.0%
  $100,000-$999,999.............           4.0%
  $1,000,000 or greater.........           5.0%

Your cumulative purchase payments at the time of a purchase payment are equal to the sum of (1) all prior purchase payments made to your contract; plus (2) the current purchase payment made to your contract; minus (3) all prior withdrawals of purchase payments from your contract.

If you make an additional purchase payment prior to the first anniversary of the contract date and that purchase payment increases the owner's cumulative purchase payments to a level that qualifies for a higher bonus credit percentage, then we will contribute an additional bonus credit into your contract at the time the subsequent purchase payment is made (it will not be contributed retroactively). The additional bonus credit is determined by multiplying the sum of the prior purchase payments by the additional bonus credit percentage (the difference between the percentage applicable to the subsequent purchase payment and the percentage applicable to prior purchase payments). This additional bonus credit is not available after the first anniversary of the contract date.

We offer a variety of variable annuity contracts. During the surrender charge period, the amount of the bonus credit may be more than offset by higher surrender charges associated with the bonus credit. Similar products that do not offer bonus credits and have lower fees and charges may provide larger cash surrender values than this contract, depending on the level of the bonus credits in this contract and the performance of the owner's chosen subaccounts. We encourage you to talk with your financial adviser and determine which annuity contract is most appropriate for you.



Persistency Credits


Contractowners will receive a persistency credit on a quarterly basis after the fourteenth contract anniversary. The amount of the persistency credit is calculated by multiplying the contract value, less any purchase payments that have not been invested in the contract for at least 14 years, by 0.0625% (or 0.05% on contracts issued before June 6, 2005 or later in some states). This persistency credit will be allocated to the variable subaccounts and the fixed subaccounts in proportion to the contract value in each variable subaccount and fixed subaccount at the time the persistency credit is paid into the contract.

There is no additional charge to receive this persistency credit, and in no case will the persistency credit be less than zero.



Valuation Date


Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.



Allocation of Purchase Payments


Purchase payments allocated to the variable account are placed into the VAA's subaccounts, each of which invests in shares of the class of its corresponding fund, according to your instructions. You may also allocate purchase payments in the fixed subaccount, if available. Corresponding bonus credits will be allocated to the subaccount(s) and/or the fixed side of the contract in the same proportion in which you allocated purchase payments.

The minimum amount of any purchase payment which can be put into any one subaccount is $20. The minimum amount of any purchase payment which can be put into a fixed account guaranteed period is $2,000, subject to state approval. Upon allocation to a subaccount, purchase payments and bonus credits are converted into accumulation units. The number of accumulation units credited is



                                                                              25

determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our Home office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. If you submit your purchase payment to your agent (other than through Lincoln Financial Advisors Corporation), we will not begin processing the purchase payment until we receive it from your agent's broker-dealer. The number of accumulation units determined in this way is not impacted by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.



Valuation of Accumulation Units


Purchase payments and bonus credits allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments and bonus credits are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:


1. The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus


2. The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

3. The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Contracts with different features have different daily charges, and therefore, will have different corresponding accumulation unit values on any given day. In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.



Transfers On or Before the Annuity Commencement Date


You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. There is no charge for a transfer.


Transfers (among the variable subaccounts and as permitted between the variable and fixed accounts) are limited to twelve (12) per contract year unless otherwise authorized by us. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, cross re-investment or portfolio rebalancing elected on forms available from us. See Additional Services and the SAI for more information on these programs.


The minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.

A transfer request may be made to our Home office using written, telephone, fax, or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home office.

Requests for transfers will be processed on the valuation date that they are received when they are received at our Home office before the end of the valuation date (normally 4:00 p.m. New York time). If we receive a transfer request at or after 4:00p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date.


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If your contract offers a fixed account, you also may transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side of the contract.

You may also transfer part of the contract value from a fixed account to the various subaccount(s) subject to the following restrictions:
 o the sum of the percentages of fixed value transferred is limited to 25% of the value of that fixed account in any twelve month period; and
 o the minimum amount which can be transferred is $300 or the amount in the fixed account.

Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE (Reg. TM) Advantage transfers) may be subject to interest adjustments, if applicable.


Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.


Market Timing


Frequent, large, or short-term transfers among subaccounts and the fixed account, such as those associated with "market timing" transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the "Market Timing Procedures"). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the subaccounts and the fixed account that may affect other contractowners or fund shareholders. In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among subaccounts. Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds.

Our Market Timing Procedures detect potential "market timers" by examining the number of transfers made by contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from subaccount to subaccount to comply with specific fund policies and procedures.

We may increase our monitoring of contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same contractowner if that contractowner has been identified as a market timer. For each contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.


Once a contractowner has been identified as a "market timer" under our Market Timing Procedures, we will notify the contractowner in writing that future transfers (among the subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, standard delivery for the remainder of the contract year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this "original signature" restriction on that contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that contractowner's particular transfers.


Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of contractowners determined to be engaged in such transfer activity that may adversely affect other contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.

Our Market Timing Procedures are applied consistently to all contractowners. An exception for any contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds


                                                                              27

will not suffer harm from frequent, large, or short-term transfer activity among subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all contractowners or as applicable to all contractowners investing in underlying funds. We also reserve the right to implement and administer redemption fees imposed by one or more of the funds in the future.

To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. You should read the prospectuses of the funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.



Transfers After the Annuity Commencement Date


If you select i4LIFE (Reg. TM) Advantage your transfer rights and restrictions for the variable subaccounts and the fixed account are the same as they were on or before the annuity commencement date.

If you do not select i4LIFE (Reg. TM) Advantage, you may transfer all or a portion of your investment in one subaccount to another subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment.



Additional Services

These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Home office. For further detailed information on these services, please see Additional Services in the SAI.


Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain variable subaccounts into the variable subaccounts on a monthly basis. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value.

The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.

Only one of the three additional services (DCA, cross reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross reinvestment running simultaneously.



Death Benefit

The chart below provides a brief overview of how the death benefit proceeds will be distributed, if death occurs prior to i4LIFE (Reg. TM) Advantage elections or to the annuity commencement date. Refer to your contract for the specific provisions applicable upon death.




 UPON DEATH OF:         AND...
contractowner          There is a surviving joint owner
 contractowner          There is no surviving joint owner
contractowner          There is no surviving joint owner
                       and the beneficiary predeceases the
                       contractowner



 UPON DEATH OF:         AND...                                      DEATH BENEFIT PROCEEDS PASS TO:
contractowner          The annuitant is living or deceased         joint owner
 contractowner          The annuitant is living or deceased         designated beneficiary
contractowner          The annuitant is living or deceased         contractowner's estate

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 UPON DEATH OF:         AND...
annuitant              The contractowner is living
 annuitant              The contractowner is living
annuitant**            The contractowner is a trust or other
                       non-natural person



 UPON DEATH OF:         AND...                                     DEATH BENEFIT PROCEEDS PASS TO:
annuitant              There is no contingent annuitant           The youngest contractowner
                                                                  becomes the contingent annuitant
                                                                  and the contract continues. The
                                                                  contractowner may waive* this
                                                                  continuation and receive the death
                                                                  benefit proceeds.
 annuitant              The contingent annuitant is living         contingent annuitant becomes the
                                                                  annuitant and the contract continues
annuitant**            No contingent annuitant allowed            designated beneficiary
                       with non-natural contractowner

* Notification from the contractowner to select the death benefit proceeds must be received within 75 days of the death of the annuitant.

** Death of annuitant is treated like death of the contractowner.


If the contractowner (or a joint owner) or annuitant dies prior to the annuity commencement date, a death benefit may be payable. You can choose the death benefit. Only one death benefit may be in effect at any one time and this election terminates if you elect i4LIFE (Reg. TM) Advantage or any annuitization option. Generally, the more expensive the death benefit the greater the protection.

You should consider the following provisions carefully when designating the beneficiary, annuitant, any contingent annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the death benefit or other amount paid upon a contractowner's or annuitant's death.

You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our Home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary.

Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner.

If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this death benefit must be received by us within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant.

Only the contract value as of the valuation date we approve the payment of the death claim is available as a death benefit if a contractowner, joint owner or annuitant was changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior contractowner, joint owner or annuitant.

Account Value Death Benefit. Contractowners who purchase their contracts on or after June 6, 2005 (or later in those states that have not approved the contract changes) may select the Account Value Death Benefit. If you elect the Account Value Death Benefit contract option, we will pay a death benefit equal to the contract value on the valuation date the death benefit is approved by us for payment. Once you have selected this death benefit option, it cannot be changed. (Your contract may refer to this benefit as the Contract Value Death Benefit.)

Guarantee of Principal Death Benefit. If you do not select a death benefit, the Guarantee of Principal Death Benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the death benefit will be equal to the greater of:
 o The current contract value as of the valuation date we approve the payment of the claim; or
 o The sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable.

All references to withdrawals include deductions for applicable charges and premium taxes, if any.
For contracts issued on or after June 6, 2005 (or later in some states), you may discontinue the Guarantee of Principal Death Benefit by completing the Death Benefit Discontinuance form and sending it to our Home Office. The benefit will be discontinued as of the valuation date we receive the request and the Account Value Death Benefit will apply. We will deduct the charge for the Account Value Death Benefit as of that date. See Charges and other deductions.

Enhanced Guaranteed Minimum Death Benefit (EGMDB). If the EGMDB is in effect, the death benefit paid will be the greatest of:
 o The current contract value as of the valuation date we approve the payment of the claim; or

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 o the sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value; or
 o the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the contractowner, joint owner (if applicable) or annuitant for whom the death claim is approved for payment. The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the contract value.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.

The EGMDB is not available under contracts issued to a contractowner, or joint owner or annuitant, who is age 80 or older at the time of issuance.


You may discontinue the EGMDB at any time by completing the Death Benefit Discontinuance form and sending it to our Home office. The benefit will be discontinued as of the valuation date we receive the request, and the Guarantee of Principal Death Benefit will apply, or, if your contract was purchased on or after June 6, 2005 (or later in some states) you may instead choose the Account Value Death Benefit. We will deduct the applicable charge for the new death benefit as of that date. See Charges and Other Deductions.


Estate Enhancement Benefit Rider (EEB Rider). The amount of death benefit payable under this Rider is the greatest of the following amounts:
 o The contract value as of the valuation date we approve the payment of the claim; or
 o The sum of all purchase payments decreased by withdrawals in the same proportion that withdrawals reduced the contract value; or
 o The highest contract value on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased contractowner, joint owner (if applicable), or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom a death claim is approved for payment. The highest contract value is adjusted for certain transactions. It is increased by purchase payments made on or after that contract anniversary on which the highest contract value is obtained. It is decreased by withdrawals subsequent to that contract anniversary date in the same proportion that withdrawals reduced the contract value; or
 o The current contract value as of the valuation date we approve the payment of the claim plus an amount equal to the Enhancement Rate times the lesser of:
  o the contract earnings; or
  o the covered earnings limit.

Note: If there are no contract earnings, there will not be an amount provided under this item.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the contract value may have a magnified effect on the reduction of the death benefit payable.

All references to withdrawals include deductions for applicable charges and premium taxes, if any.

The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB Rider is not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the Rider would become effective.

Contract earnings equal:
 o the contract value as of the date of death of the individual for whom a death claim is approved by us for payment; minus
 o the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); minus
 o each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus
 o the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The covered earnings limit equals 200% of:
 o the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); plus


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 o each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the contractowner, joint owner (if applicable) or annuitant; minus
 o the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The EEB Rider may not be available in all states. Please check with your investment representative regarding availability of this rider. Contracts purchased after the Rider becomes available in your state may only elect the Rider at the time of purchase.

The EEB Rider may not be terminated unless you surrender the contract or the contract is in the annuity payout period.



General Death Benefit Information


Only one of these death benefit elections may be in effect at any one time and these elections terminate if you elect i4LIFE (Reg. TM) Advantage.

If there are joint owners, upon the death of the first contractowner, we will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, we will pay a death benefit to the designated beneficiary(s).

If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Should the surviving spouse elect to continue the contract, a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value on the date the surviving spouse elects to continue will be added to the contract value. If the contract is continued in this way, the death benefit in effect at the time the beneficiary elected to continue the contract will remain as the death benefit.

If the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the annuitant at the time the EEB is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current contract value (after crediting any death benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving annuitant is 76 or older, the EEB death benefit will be reduced to the EGMDB for a total annual charge of 1.80% or 1.60% if your contract was purchased before June 6, 2005 (or later in those states that have not approved the contract changes).

The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).


Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal Tax Matters.


Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:
 o If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or
 o If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

If the beneficiary is a minor, court documents appointing the guardian/custodian may be required.

Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

Upon the death of the annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.


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In the case of a death of one of the parties to the annuity contract, if the recipient of the death benefit has elected a lump sum settlement and the contract value is over $10,000, the proceeds will be placed into the interest-bearing account in the recipient's name as the owner of the account. The SecureLine (Reg. TM) account allows the recipient additional time to decide how to manage death benefit proceeds with the balance earning interest from the day the account is opened. SecureLine (Reg. TM) is not a method of deferring taxation.

The SecureLine (Reg. TM) account is a special service that we offer in which the death benefit proceeds are placed into an interest-bearing account. Instead of mailing you (or the recipient of the death proceeds) a check, we will send a checkbook so that you (or the death proceeds recipient) will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account.


Investment Requirements

Contractowners who have elected 4LATER, the Lincoln SmartSecuritySM Advantage, or i4LIFE Guaranteed Income Benefit will be subject to the following requirements on variable subaccount investments. If you do not elect any of these benefits, the investment requirements will not apply to your contract.

These Investment Requirements will be included in contracts issued after April 10, 2006 if 4LATERSM, the Lincoln SmartSecuritySM Advantage, or i4LIFE (Reg.
TM) Guaranteed Income Benefit (if this language has been approved by your state) is purchased. These Investment Requirements do not apply to contractowners who purchased their Lincoln SmartSecuritySM Advantage, or i4LIFE Guaranteed Income Benefit riders prior to April 10, 2006.

We do not intend to enforce the Investment Requirements at this time. We will notify you at least 30 days in advance of when the Investment Requirements will be enforced. Our decision to enforce these requirements will be based on our review of the subacccount investments of the contractowners who have these riders and market conditions.

No more than 35% of your contract value (includes Account Value if i4LIFE (Reg.
TM) Advantage is in effect) can be invested in the following subaccounts ("Limited Subaccounts"):
o AIM VI International Growth Fund
o AllianceBernstein Global Technology Portfolio
o AllianceBernstein International Value Portfolio
o AllianceBernstein Small/Mid Cap Value Portfolio
o American Funds Global Growth Fund
o American Funds Global Small Capitalization Fund
o American Funds International Fund
o Baron Capital Asset Fund
o Delaware VIP Emerging Markets Series
o Delaware VIP REIT Series
o Delaware VIP Small Cap Value Series
o Delaware VIP Trend Series
o DWS Small Cap Index VIP
o Fidelity VIP Overseas Portfolio
o FVIPT Franklin Small-Mid Cap Growth Securities Fund
o Janus Aspen Mid Cap Growth Portfolio
o Janus Aspen Worldwide Growth Portfolio
o Lincoln VIP Aggressive Growth Fund
o Lincoln VIP International Fund
o Lincoln VIP Growth Opportunities Fund
o MFS (Reg. TM) VIT Emerging Growth Series
o Neuberger Berman AMT Mid-Cap Growth Portfolio

All other variable subaccounts will be referred to as "Non-Limited
Subaccounts".

You can select the percentages of contract value, if any, allocated to the Limited Subaccounts, but the cumulative total investment in all the Limited Subaccounts cannot exceed 35% of the total contract value. On each quarterly anniversary of the effective date of any of these benefits, if the contract value in the Limited Subaccounts exceeds 35%, Lincoln will rebalance your contract value so that the contract value in the Limited Subaccounts is 30%.

If rebalancing is required, the contract value in excess of 30% will be removed from the Limited Subaccounts on a pro rata basis and invested in the remaining Non-Limited Subaccounts on a pro rata basis according to the contract value percentages in the Non-Limited Subaccounts at the time of the reallocation. If there is no contract value in the Non-Limited Subaccounts at that time, all contract value removed from the Limited Subaccounts will be placed in the Lincoln VIP Money Market subaccount.



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We may move subaccounts on or off the Limited Subaccount list, change the percentages of contract value allowed in the Limited Subaccounts or change the frequency of the contract value rebalancing, at any time, in our sole discretion, but we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these Riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.

At the time you receive notice of a change or when you are notified that we will begin enforcing the Investment Requirements, you may:

1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to these Investment Requirements;

2. submit your own reallocation instructions for the contract value in excess of 35% in the Limited Subaccounts; or

3. take no action and be subject to the quarterly rebalancing as described above.


Lincoln SmartSecuritySM Advantage


The Lincoln SmartSecuritySM Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. This benefit provides a Guaranteed Amount equal to the initial purchase payment and its corresponding bonus credit (or contract value if elected after contract issue) adjusted for purchase payments and bonus credits, step-ups and withdrawals in accordance with the provisions set forth below. You may access this benefit through periodic withdrawals. Two different options are available to step-up the Guaranteed Amount to a higher level (the contract value at the time of the step-up). You must choose one of these two options:

     Lincoln SmartSecuritySM Advantage -  5 Year Elective Step-up (default) or

     Lincoln SmartSecuritySM Advantage -  1 Year Automatic Step-up


when you purchase the benefit, and the version of the Rider you receive is based on the option you choose. Under the Lincoln SmartSecuritySM Advantage -
5 Year Elective Step-up, the contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecuritySM Advantage
- 1 Year Automatic Step-up option, the Guaranteed amount will automatically step-up to the contract value, if higher, on each Benefit Year anniversary until the 10th anniversary. After that time, the contractowner will have the opportunity to step-up the Guaranteed Amount and begin a new 10-year period of automatic step-ups. These options are discussed below in detail. All contractowners and the annuitant of the contracts with the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option and contractowners of qualified annuity contracts with the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option must be under age 81.

There is no guarantee that the Lincoln SmartSecuritySM Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. You may be limited in how much you can invest in certain subaccounts. See the Contracts - Investment Requirements.


If the benefit is elected at contract issue, then the Rider will be effective on the contract's effective date. If the benefit is elected after the contract is issued (by sending a written request to our Home office), the Rider will be effective on the next valuation date following approval by us. You cannot elect the Rider on or after the annuity commencement date (or after the purchase of i4LIFE (Reg. TM) Advantage).

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the Rider and starting with each anniversary of the Rider effective date after that. If the contractowner elects to step-up the Guaranteed Amount (this does not include automatic step-ups), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next valuation date after notice of the step-up is approved by us.

Guaranteed Amount. The initial Guaranteed Amount varies based on when you elect the benefit. If you elect the benefit at the time you purchase the contract, the Guaranteed Amount will equal your initial purchase payment and its corresponding bonus credit. If you elect the benefit after we issue the contract, the Guaranteed Amount will equal the contract value on the effective date of the Rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option. This maximum takes into consideration all Lincoln Life contracts owned by you (or on which you are the annuitant if the contract is owned by a trust or other non-natural owner).

Additional purchase payments and bonus credits automatically increase the Guaranteed Amount (not to exceed the maximum); however, we may restrict purchase payments in the future. We will notify you if we restrict additional purchase payments. Each withdrawal reduces the Guaranteed Amount as discussed below. Since the charge for the Rider is based on the Guaranteed Amount, the cost of the Rider increases when additional purchase payments and step-ups are made and decreases as withdrawals are made.

Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecuritySM Advantage
- 5 Year Elective Step-up option, after the fifth anniversary of the Rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the contract value on the


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effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up. Under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the contract value on each Benefit Year anniversary up to and including the tenth Benefit Year if:

a. the contractowner or joint owner is still living; and

b. the contract value as of the valuation date, after the deduction of any withdrawals (including charges and other deductions), the Rider charge and Account Fee plus any purchase payments and bonus credits made on that date is greater than the Guaranteed Amount immediately preceding the valuation date.

After the tenth Benefit Year anniversary, you may elect (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:

a. each contractowner and annuitant is under age 81; and

b. the contractowner or joint owner is still living.

This step-up will initiate automatic step-ups as described above for another ten years.


Under both options, a contractowner elected step-up may cause a change in the percentage charge for this benefit. See Charges and Other Deductions. Purchase payments and bonus credits or withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates.


Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal limit each Benefit Year until the Guaranteed Amount equals zero.

On the effective date of the Rider, the Maximum Annual Withdrawal limit is:
 o 7% of the Guaranteed Amount under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option and
 o 5% of the Guaranteed Amount under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option.

The Maximum Annual Withdrawal limit is increased by 7% or 5% (depending on your option) of any additional purchase payments and bonus credits. Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal limit to the greater of:

a. the Maximum Annual Withdrawal limit immediately prior to the step-up; or

b. 7% or 5% (depending on your option) of the new (stepped-up) Guaranteed
Amount.

If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal limit, then:

1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and

2. the Maximum Annual Withdrawal limit will remain the same.


Withdrawals within the Maximum Annual Withdrawal limit are not subject to surrender charges or the interest adjustment, if applicable. If the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal limit (even if they exceed the 5% Maximum Annual Withdrawal limit) only if the withdrawals are taken in the form of systematic monthly or quarterly installments of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this contract value only, as determined by Lincoln. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of contract value that exceed purchase payments are taxed as ordinary income. See Federal Tax Matters.


When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal limit:

1. The Guaranteed Amount is reduced to the lesser of:
  o the contract value immediately following the withdrawal, or
  o the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.

2. The Maximum Annual Withdrawal limit will be the least of:
  o the Maximum Annual Withdrawal limit immediately prior to the withdrawal; or
  o the greater of:
   o 7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal limit); or
   o 7% or 5% (depending on your option) of the contract value immediately following the withdrawal; or
  o the new Guaranteed Amount.

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In a declining market, withdrawals that exceed the Maximum Annual Withdrawal limit may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal limit.

Under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal limit may not be sufficient to satisfy your required minimum distributions. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal limit. Withdrawals over the Maximum Annual Withdrawal limit may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal limit, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with these withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.

You may use one of the following methods to request a withdrawal: submit an individual request at the time of the withdrawal, establish an automatic withdrawal service or select the Guaranteed Amount Annuity Payment Option. The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the contractowner will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal limit. Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and your contract terminates. This may result in a partial, final payment. We do not assess a charge for this annuity payment option and, once chosen, this payment option may not be changed. If the contract value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.


The tax consequences of withdrawals and annuity payouts are discussed in Federal Tax Matters.


All withdrawals you make, whether or not within the Maximum Annual Withdrawal limit, will decrease your contract value. If the contract is surrendered, the contractowner will receive the contract value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.


Death Benefit. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the contractowners or annuitant. All death benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.


If the surviving spouse of the deceased contractowner continues the contract, all terms and conditions of the Rider, including the remaining automatic step-ups under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option, will apply to the new contractowner. Under the Lincoln SmartSecuritySM Advantage - 5 Year Elective Step-up option, the new contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new contractowner must meet all conditions for a step-up.

If a beneficiary elects to receive the death benefit in installments (thereby keeping the contract in force), the beneficiary may continue the Lincoln SmartSecuritySM Advantage if desired. Automatic step-ups under the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the contract value declines below the Guaranteed Amount (as adjusted for withdrawals of death benefit payments), the beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the Rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the death benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal limit, thereby reducing the benefit of this Rider. If there are multiple beneficiaries, each beneficiary will be entitled to continue a share of the Lincoln SmartSecuritySM Advantage equal to his or her share of the death benefit.

Termination. After the later of the fifth anniversary of the effective date of the Rider or the fifth anniversary of the most recent contractowner-elected step-up of the Guaranteed Amount, the Rider may be terminated. This Rider will automatically terminate
 o on the annuity commencement date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
 o upon the election of i4LIFE (Reg. TM) Advantage;
 o if the contractowner or annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the contractowner);or
 o upon the last payment of the Guaranteed Amount.

The termination will not result in any increase in contract value equal to the Guaranteed Amount. Upon effective termination of this Rider, the benefits and charges within this Rider will terminate.

If you terminate the Rider, you must wait one year before you can re-elect either option.

i4LIFE (Reg. TM) Advantage Option. Contractowners with an active Lincoln SmartSecuritySM Advantage in force are guaranteed the option to purchase i4LIFE (Reg. TM) Advantage (with or without the Guaranteed Income Benefit) under the i4LIFE (Reg. TM) Advantage terms and charge in effect at the time of the i4LIFE (Reg. TM) Advantage election. See i4LIFE (Reg. TM) Advantage.


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Availability. The availability of this Rider will depend upon your state's approval of this Rider. In addition, the Lincoln SmartSecuritySM Advantage - 1 Year Automatic Step-up option may not be available for contracts sold through certain broker/dealers. Check with your investment representative regarding availability.


Ownership

The owner on the date of issue will be the person or entity designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.

As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Non-qualified contracts may not be collaterally assigned. An assignment affects the death benefit calculated under the contract. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.



Joint Ownership


If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.


Annuitant


The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are a tax-exempt entity, then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying us of the change. The new annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the death benefit on the death of the annuitant. See The Contracts - Death Benefit. A contingent annuitant may be named or changed by notifying us in writing. Contingent annuitants are not allowed on contracts owned by non-natural owners. On or after the annuity commencement date, the annuitant or joint annuitants may not be changed and contingent annuitant designations are no longer applicable.


Surrenders and Withdrawals

Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request on an approved Lincoln distribution request form (available from the Home Office), subject to the rules discussed below. Surrender or withdrawal rights after the annuity commencement date depend on the annuity payout option selected.

The amount available upon surrender/withdrawal is the contract value less any applicable charges, fees, and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received at the Home office. If we receive a surrender or withdrawal request at or after 4:00 p.m., New York time, we will process the request using the accumulation unit value computed on the next valuation date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total contract value. Surrenders and withdrawals from the fixed account may be subject to the interest adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Home office. The payment may be postponed as permitted by the 1940 Act.

If you request a lump sum surrender and your surrender value is over $10,000, your money will be placed into a SecureLine (Reg. TM) account in your name. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may begin writing checks immediately.

The SecureLine (Reg. TM) account is a special service that we offer in which your surrender proceeds are placed into an interest-bearing account. Instead of mailing you a check, we will send a checkbook so that you will have access to the account simply by writing a check for all or any part of the proceeds. The SecureLine (Reg. TM) account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine (Reg. TM) account.

There are charges associated with surrender of a contract or withdrawal of contract value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. If the charges are deducted from the remaining contract value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the amount of the charge associated with the withdrawal will also increase. In other words, the amount deducted to cover the surrender charge is also subject to a surrender charge.

The tax consequences of a surrender/withdrawal are discussed later in this booklet. See Federal Tax Matters - Taxation of Withdrawals and Surrenders.



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Small Contract Surrenders


We may surrender your contract, in accordance with the laws of your state if:
 o your contract value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected;
 o no purchase payments have been received for two (2) full, consecutive contract years; and
 o the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states).

At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge.



Delay of Payments


Contract proceeds from the VAA will be paid within seven days, except:
 o when the NYSE is closed (other than weekends and holidays);
 o times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
 o when the SEC so orders to protect contractowners.

Payment of contract proceeds from the fixed account may be delayed for up to six months.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a purchase payment and/ or deny payment of a request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a contractowner's account to government regulators.



Reinvestment Privilege


You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, (including previously credited bonus credits), and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.


This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Home office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the Home office. You may utilize the reinvestment privilege only once. No bonus credits will apply when a reinvestment purchase occurs. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.


Amendment of Contract


We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state's insurance department (if required).



Distribution of the Contracts

We serve as principal underwriter for the contracts. We are registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, and are a member of NASD, Inc. We offer the contracts through and pay commissions to our sales representatives ("Lincoln Sales Representatives"), who are also associated with Lincoln Financial Advisors Corporation ("LFA"), an affiliate. We also may enter into selling agreements with and pay commissions to other broker-dealers ("Selling Firms") for the sale of the contracts.

Compensation Paid to LFA. The maximum commission we pay to LFA is 7.00% of purchase payments. LFA may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission we pay to LFA is 7.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. We also pay for the operating and other expenses of LFA, including the following sales expenses: sales representative training allowances; compensation and bonuses for LFA's management team; advertising expenses; and all other expenses of distributing the contracts. LFA pays its sales representatives



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who are also Lincoln Sales Representatives a portion of the commissions received for their sales of contracts. Lincoln Sales Representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that we may provide jointly with LFA. Non-cash compensation items may include conferences, seminars, trips, entertainment, merchandise and other similar items. In addition, Lincoln Sales Representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help Lincoln Sales Representatives and/or their managers qualify for such benefits. Lincoln Sales Representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.


Compensation Paid to Unaffiliated Selling Firms. We pay commissions to all Selling Firms. The maximum commission paid we pay to Selling Firms, other than LFA, is 7.00% of purchase payments. Some Selling Firms may elect to receive a lower commission when a purchase payment is made along with an earlier quarterly payment based on contract value for so long as the contract remains in effect. Upon annuitization, the maximum commission we pay to Selling Firms is 7.00% of annuitized value and/or ongoing annual compensation of up to 1.15% of annuity value or statutory reserves. Lincoln Financial Distributors, Inc., our affiliate, is a broker-dealer and acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.

We may pay certain Selling Firms or their affiliates additional amounts for:
(1) "preferred product" treatment of the contracts in their marketing programs, which may include marketing services and increased access to sales representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; (4) other sales expenses incurred by them; (5) and inclusion in the financial products the Selling Firm offers. We may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. We may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards. These additional payments are not offered to all Selling Firms, and the terms of any particular agreement governing the payments may vary among Selling Firms.

These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2005 is contained in the Statement of Additional Information (SAI).

Depending on the particular selling arrangements, there may be others whom we compensate for the distribution activities. For example, we may compensate certain "wholesalers", who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. One of the wholesalers is Lincoln Financial Distributors, Inc. ("LFD"), a registered broker-dealer, also an affiliate of Lincoln Life. We may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to contract owners or the Separate Account. All compensation is paid from our resources, which include fees and charges imposed on your contract.


Contractowner Questions


The obligations to purchasers under the contracts are those of Lincoln Life. Contracts, endorsements and riders may vary as required by state law. This prospectus provides a general description of the contract. Questions about your contract should be directed to us at 1-888-868-2583.


i4LIFE (Reg. TM) Advantage


i4LIFE (Reg. TM) Advantage (the Variable Annuity Income Rider in your contract) is an optional annuity payout rider you may elect and is separate and distinct from other annuity payout options offered under your contract and described later in this prospectus. You may also purchase either the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit or the 4LATER Guaranteed Income Benefit (described below) for an additional charge.

i4LIFE (Reg. TM) Advantage is a payout option that provides you with variable, periodic regular income payments for life. These payouts are made during an Access Period, where you have access to the Account Value. After the Access Period ends, payouts continue for the rest of your life, during the Lifetime Income Period. i4LIFE (Reg. TM) Advantage is different from other annuity payout options provided by Lincoln because with i4LIFE (Reg. TM) Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. The initial regular income payment is calculated from the Account Value on the periodic income commencement date, a date



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no more than 14 days prior to the date you select to begin receiving the regular income payments. This option is available on non-qualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP and SARSEP markets). This option, when available in your state, is subject to a charge (imposed only during the i4LIFE (Reg. TM) Advantage payout phase) computed daily on the average account value. See i4LIFE (Reg. TM) Advantage charges.

i4LIFE (Reg. TM) Advantage is available for contracts with a contract value of at least $50,000 and may be elected at the time of application or at any time before an annuity payout option is elected by sending a written request to our Home Office. If you purchased 4LATERSM Advantage, you must wait at least one year before you can purchase i4LIFE (Reg. TM) Advantage. When you elect i4LIFE (Reg. TM) Advantage, you must choose the annuitant, secondary life, if applicable, and make several choices about your regular income payments. The annuitant may not be changed after i4LIFE (Reg. TM) Advantage is elected. See i4LIFE (Reg. TM) Advantage Death Benefits regarding the impact of a change to the annuitant prior to the i4LIFE (Reg. TM) Advantage election.

i4LIFE (Reg. TM) Advantage for IRA annuity contracts is only available if the annuitant is age 591/2 or older at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional purchase payments may be made during the Access Period for an IRA annuity contract, unless the 4LATERSM Advantage Guaranteed Income Benefit or i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit has been elected. A joint payout with a secondary life is not currently available with IRAs if either the 4LATERSM Advantage Guaranteed Income Benefit or i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit has been elected.


Additional purchase payments will not be accepted once i4LIFE (Reg. TM) Advantage becomes effective for a non-qualified annuity contract.


If i4LIFE (Reg. TM) Advantage is selected, the applicable transfer provisions among subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once i4LIFE (Reg. TM) Advantage begins, any automatic withdrawal service will terminate. See The contracts - Transfers on or before the annuity commencement date.

When you elect i4LIFE (Reg. TM) Advantage you must select a death benefit option. Once i4LIFE (Reg. TM) Advantage begins, any prior death benefit election will terminate and the i4LIFE (Reg. TM) Advantage death benefit will be in effect. Existing contractowners who elect i4LIFE (Reg. TM) Advantage must choose a death benefit of equal or lesser value than the death benefit option in effect during the accumulation phase. You cannot choose a greater death benefit option with i4LIFE (Reg. TM) Advantage. The amount paid under the new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE (Reg. TM) Advantage began. See i4LIFE (Reg. TM) Advantage death benefits.

i4LIFE (Reg. TM) Advantage Charges. i4LIFE (Reg. TM) Advantage, when available in your state, is subject to a charge (imposed during the i4LIFE (Reg. TM) Advantage payout phase), computed daily of the net asset value of the Account Value in the VAA. The annual rate of the i4LIFE (Reg. TM) Advantage charge is:
1.90% for the i4LIFE (Reg. TM) Advantage Account Value death benefit; 1.95% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit; and 2.20% for the i4LIFE (Reg. TM) Advantage EGMDB which is available only with non-qualified annuity contracts. This charge consists of an administrative charge of 0.15% and the balance is a mortality and expense risk charge. If i4LIFE (Reg. TM) Advantage is elected at issue of the contract, i4LIFE (Reg.
TM) Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE (Reg. TM) Advantage and the charge will begin on the periodic income commencement date which is the valuation date on which the regular income payment is determined. Refer to the Charges and Other Deductions section of your prospectus for more information about the purpose of these charges.

Access Period. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period, which begins on the periodic income commencement date. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make regular income payments for the rest of your life (or the Secondary Life if applicable) and you will no longer be able to make withdrawals or surrenders or receive a death benefit.

We will establish the minimum (currently 5 years) and maximum (currently to age 115 for non-qualified contracts; to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE (Reg. TM) Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE (Reg. TM) Advantage contracts in order to keep the regular income payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE (Reg. TM) Advantage without a Guaranteed Income Benefit.

Account Value. The initial Account Value is the contract value on the valuation date i4LIFE (Reg. TM) Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses including interest credited on the fixed account, and will be reduced by regular income payments made and any withdrawals taken. After the



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Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero.

Regular income payments during the Access Period. i4LIFE (Reg. TM) Advantage provides for variable, periodic regular income payments for as long as an annuitant (or secondary life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE (Reg. TM) Advantage, you will have to choose the date you will receive the initial regular income payment, the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the assumed investment return. These choices will influence the amount of your regular income payments. Regular income payments must begin within one year of the date you elect i4LIFE (Reg. TM) Advantage.

If you do not choose a payment frequency, the default is a monthly frequency. In most states, you may also elect to have regular income payments from non-qualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level regular income payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the assumed investment return. Return rates of 3%, 4%, 5%, or 6% may be available. The higher the assumed investment return you choose, the higher your initial regular income payment will be and the higher the return must be to increase subsequent regular income payments. You also choose the length of the Access Period. At this time, changes can only be made on periodic income commencement date anniversaries.

Regular income payments are not subject to any surrender charges or applicable interest adjustments. See Charges and other deductions. For information regarding income tax consequences of regular income payments, see Federal tax matters.

The amount of the initial regular income payment is determined on the periodic income commencement date by dividing the contract value (or purchase payment if elected at contract issue), less applicable premium taxes by 1000 and multiplying the result by an annuity factor. The annuity factor is based upon:
 o the age and sex of the annuitant and secondary life, if applicable;
 o the length of the Access Period selected;
 o the frequency of the regular income payments;
 o the assumed investment return you selected; and
 o the Individual Annuity Mortality table specified in your contract.

The annuity factor used to determine the regular income payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a death benefit of the entire Account Value will be paid to your beneficiary upon your death. These benefits during the Access Period result in a slightly lower regular income payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum death benefit of the full Account Value was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your regular income payments for the remainder of your life (and/or the secondary life if applicable), during the Lifetime Income Period, with no further access or death benefit.

The Account Value will vary with the actual net investment return of the subaccounts selected and the interest credited on the fixed account, which then determines the subsequent regular income payments during the Access Period. Each subsequent regular income payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable valuation date by 1000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the assumed investment return to determine subsequent regular income payments. If the actual net investment return (annualized) for the contract exceeds the assumed investment return, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the assumed investment return, the regular income payment will decrease. For example, if net investment return is 3% higher (annualized) than the assumed investment return, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the assumed investment return, the regular income payment will decrease by approximately 3%.

Withdrawals made during the Access Period will also reduce the Account Value that is available for regular income payments, and subsequent regular income payments will be reduced in the same proportion that withdrawals reduce the Account Value.

For a joint life option, if either the annuitant or secondary life dies during the Access Period, regular income payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher regular income payment.

If the annuitant (and secondary life if applicable) dies during the Access Period, the annuity factor will be revised for a non-life contingent regular income payment and regular income payments will continue until the Account Value is fully paid out and the Access Period ends. As an alternative, a death benefit may be paid.

Regular income payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the annuitant or secondary life is living. Your earlier elections regarding the frequency of regular income payments, assumed investment return and the frequency of the recalculation do not change. The initial regular income payment during the Lifetime



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Income Period is determined by dividing the Account Value on the last valuation date of the Access Period by 1000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
 o the age and sex of the annuitant and secondary life (if living);
 o the frequency of the regular income payments;
 o the assumed investment return you selected; and
 o the Individual Annuity Mortality table specified in your contract.

The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the regular income payments during the Lifetime Income Period. To determine subsequent regular income payments, the contract is credited with a fixed number of annuity units equal to the initial regular income payment (during the Lifetime Income Period) divided by the annuity unit value (by subaccount). Subsequent regular income payments are determined by multiplying the number of annuity units per subaccount by the annuity unit value. Your regular income payments will vary based on the value of your annuity units. If your regular income payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your regular income payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the annuity units.

Regular income payments will continue for as long as the annuitant or secondary life, if applicable, is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in (and the fixed account if applicable). Regular income payments vary with investment performance.

During the lifetime income period, there is no longer an Account Value; therefore, no withdrawals are available and no death benefit is payable.


i4LIFE (Reg. TM) Advantage Death Benefits

i4LIFE (Reg. TM) Advantage Account Value Death Benefit. The i4LIFE (Reg. TM) Advantage Account Value death benefit is available for both qualified and non-qualified annuity contracts during the Access Period. This death benefit is equal to the Account Value as of the valuation date on which we approve the payment of the death claim. You may not change this death benefit once it is elected.

i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit. The i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit is available for non-qualified contracts, and qualified contracts after April 10, 2006, during the Access Period and will be equal to the greater of:
 o the Account Value as of the valuation date we approve the payment of the claim; or
 o the sum of all purchase payments, less the sum of regular income payments and other withdrawals where:
  o regular income payments, including withdrawals to provide the Guaranteed Income Benefits, reduce the death benefit by the dollar amount of the payment; and
  o all other withdrawals, if any, reduce the death benefit in the same proportion that withdrawals reduce the contract value or Account Value.

References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage if your contract was in force with the Guarantee of Principal or greater death benefit option prior to that election.

In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the contract or Account Value, may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.

The following example demonstrates the impact of a proportionate withdrawal on your death benefit:





         o i4LIFE (Reg. TM) Advantage Guarantee of Principal Death Benefit        $200,000
         o Total i4LIFE (Reg. TM) Regular Income payments                         $ 25,000
         o Additional Withdrawal                                                  $15,000 ($15,000/$150,000=10% withdrawal)
         o Account Value at the time of Additional Withdrawal                     $150,000



Death Benefit Value after i4LIFE (Reg. TM) regular income payment = $200,000 -
 $25,000 = $175,000
Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
     Reduction in Death Benefit Value for Withdrawal = $175,000 X 10% = $17,500


The regular income payments reduce the death benefit by $25,000 and the additional withdrawal causes a 10% reduction in the death benefit, the same percentage that the withdrawal reduced the Account Value.

During the Access Period, contracts with the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit may elect to change to the i4LIFE (Reg.
TM) Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home Office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit.



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i4LIFE (Reg. TM) Advantage EGMDB. The i4LIFE (Reg. TM) Advantage EGMDB is available only for non-qualified annuities during the Access Period. This benefit is the greatest of:
 o the Account Value as of the valuation date on which we approve the payment of the claim; or
 o the sum of all purchase payments, less the sum of regular income payments and other withdrawals where:
  o regular income payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the death benefit by the dollar amount of the payment or in the same proportion that regular income payments reduce the Account Value, depending on the terms of your contract; and
  o all other withdrawals, if any, reduce the death benefit in the same proportion that withdrawals reduce the contract value or Account Value.

References to purchase payments and withdrawals include purchase payments and withdrawals made prior to the election of i4LIFE (Reg. TM) Advantage if your contract was in force with the Guarantee of Principal or greater death benefit option prior to that election; or
 o the highest Account Value or contract value on any contract anniversary date (including the inception date of the contract) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Regular income payments and withdrawals are deducted in the same proportion that regular income payments and withdrawals reduce the contract value or Account Value.

If your contract has the ABE Enhancement Amount (if elected at the time of application) (see discussion under Accumulated Benefit Enhancement ABE) specified in your contract benefit data pages as applicable on the date of death, this Enhancement Amount will be added to the sum of the purchase payments, but will be reduced by the regular income payments and withdrawals on either a dollar for dollar basis or in the same proportion that the regular income payment or withdrawal reduced the contract value or Account Value, depending on the terms of your contract.

When determining the highest anniversary value, if you elected the EGMDB (or more expensive death benefit option) prior to electing i4LIFE (Reg. TM) Advantage and this death benefit was in effect when you purchased i4LIFE (Reg.
TM) Advantage, we will look at the contract value before i4LIFE (Reg. TM) Advantage and the Account Value after the i4LIFE (Reg. TM) Advantage election to determine the highest anniversary value.

In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the death benefit payable. All references to withdrawals include deductions for applicable charges and premium taxes, if any.

Contracts with the i4LIFE (Reg. TM) Advantage EGMDB may elect to change to the i4LIFE (Reg. TM) Advantage Guarantee of Principal or i4LIFE (Reg. TM) Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our Home office, and we will begin deducting the lower i4LIFE (Reg. TM) Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE (Reg.
TM) Advantage EGMDB.

General Death Benefit Provisions. For all death benefit options, following the Access Period, there is no death benefit.

If there is a change in the contractowner, joint owner or annuitant during the life of the contract, for any reason other than death, the only death benefit payable for the new person will be the i4LIFE (Reg. TM) Advantage Account Value death benefit.

For non-qualified contracts, upon the death of the contractowner, joint owner or annuitant, the contractowner (or beneficiary) may elect to terminate the contract and receive full payment of the death benefit or may elect to continue the contract and receive regular income payments. Upon the death of the secondary life, no death benefit is paid.

If you are the owner of an IRA annuity contract, and you die during the Access Period, the i4LIFE (Reg. TM) Advantage will terminate. A spouse beneficiary may start a new i4LIFE (Reg. TM) Advantage program.

The value of the death benefit will be determined as of the valuation date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:

1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and

2. written authorization for payment; and

3. all required claim forms, fully completed (including selection of a settlement option).

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.



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Upon notification to us of the death, regular income payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and regular income payments will continue. The excess, if any, of the death benefit over the Account Value will be credited into the contract at that time.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

Accumulated Benefit Enhancement (ABESM) (Non-qualified contracts only). This benefit is no longer available to contract purchasers after November 1, 2005. We provide to eligible contractowners of non-qualified i4LIFE (Reg. TM) Advantage contracts only an ABE Enhancement Amount, if requested at the time of application, at no additional charge. You are eligible to receive the ABE Enhancement Amount if:

 o you are purchasing i4LIFE (Reg. TM) Advantage with the EGMDB death benefit;
 o you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with us to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit;
 o the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2,000,000 will require our approval);

 o all contractowners, joint owners and annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit; or
 o the contractowners, joint owners and annuitants of this contract must have been owner(s) or annuitants of the prior contract(s).

Upon the death of any contractowner, joint owner or annuitant, the ABE Enhancement Amount will be payable in accordance with the terms of the i4LIFE (Reg. TM) Advantage EGMDB death benefit. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount is available.

The ABE Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by us. However, we will impose a limit on the prior contract's death benefit equal to the lesser of:
 o 140% of the prior contract's cash value; or
 o the prior contract's cash value plus $400,000.

In addition, if the actual cash surrender value we receive is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Enhancement Amount to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to us at the time of the application. We will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.

If more than one annuity contract is exchanged to a contract with us, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount.

Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFE (Reg. TM) Advantage EGMDB death benefit, the ABE Enhancement Amount will be equal to zero (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the new contractowner or joint owner is age 76 or older when added to the contract, then the ABE Enhancement Amount for this new contractowner or joint owner will be equal to zero.

The ABE Enhancement Amount will terminate on the valuation date the i4LIFE (Reg. TM) Advantage EGMDB death benefit option of the contract is changed or terminated.

It is important to realize that even with the ABE Enhancement Amount, your death benefit will in many cases be less than the death benefit from your prior company. This is always true in the first year, when only 75% of the ABE Enhancement Amount is available.



General i4LIFE Provisions

Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments and Guaranteed Income Benefit payments, if applicable, will be reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The interest adjustment may apply.



                                                                              43


The following example demonstrates the impact of a withdrawal on the regular income payments and the Guaranteed Income Benefit Payments:





         o i4LIFE (Reg. TM) Regular Income Payment before Withdrawal        $  1,200
         o Guaranteed Income Benefit before Withdrawal                      $    750
         o Account Value at time of Additional Withdrawal                   $150,000
         o Additional Withdrawal                                            $15,000 (a 10% withdrawal)



Reduction in i4LIFE (Reg. TM) Regular Income payment for Withdrawal = $1,200 X
 10 % = $120
     i4LIFE (Reg. TM) Regular Income payment after Withdrawal = $1,200 - $120 = $1,080

Reduction in Guaranteed Income Benefit for Withdrawal = $750 X 10% = $75
     Guaranteed Income Benefit after Withdrawal = $750 - $75 = $675

Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The interest adjustment may apply.

Termination. For IRA annuity contracts, you may terminate i4LIFE (Reg. TM) Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice and your contract will return to the accumulation phase. Your i4LIFE (Reg. TM) Advantage death benefit will terminate and you may choose the Guarantee of Principal (if you had the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit) or Account Value death benefit options. Upon termination, we will stop assessing the charge for i4LIFE (Reg. TM) Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with the new death benefit option. Your contract value upon termination will be equal to the Account Value on the valuation date we terminate i4LIFE (Reg. TM) Advantage.

For non-qualified contracts, you may not terminate i4LIFE (Reg. TM) Advantage once you have elected it.


4LATERSM Advantage

4LATERSM Advantage provides protection against market loss for your i4LIFE (Reg. TM) Advantage regular income payments. 4LATERSM Advantage includes the calculation of an Income Base (described below), prior to the time regular income payments begin, which is then used to establish a minimum payout floor for the regular income payments. The minimum payout floor called the 4LATERSM Advantage Guaranteed Income Benefit ensures that once you elect i4LIFE (Reg.
TM) Advantage, you will always receive a payout amount at least equal to the Guaranteed Income Benefit, regardless of market performance. Election of this rider may limit how much you can invest in certain subaccounts. See the Contracts - Investment Requirements.


4LATERSM Advantage Prior to i4LIFE (Reg. TM) Advantage

The following discussion covers the operation of 4LATERSM Advantage during the accumulation phase of your annuity. This is prior to the time i4LIFE (Reg. TM) Advantage regular income payments begin.

Income Base. The Income Base is a value established when you purchase 4LATERSM Advantage and will only be used to calculate the 4LATERSM Advantage Guaranteed Income Benefit at a later date. The Income Base is not available for withdrawals or as a death benefit. If you elect 4LATERSM Advantage at the time you purchase the contract, the Income Base initially equals the purchase payments and any bonus credits. If you elect 4LATERSM Advantage after we issue the contract, the Income Base will initially equal the contract value on the 4LATERSM Advantage Rider effective date. Additional purchase payments automatically increase the Income Base by the amount of the purchase payments and any bonus credits. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

As described below, during the accumulation period, the Income Base will be automatically enhanced by 15% (adjusted for additional purchase payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current contract value if your contract value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln Life automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE (Reg. TM) Advantage and establish the 4LATERSM Advantage Guaranteed Income Benefit, the Income Base is used in the 4LATERSM Advantage Guaranteed Income Benefit calculation.

Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATERSM Advantage Rider effective date, or on the date of any reset of the Income Base to the contract value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for purchase payments, corresponding bonus credits, and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current contract value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.



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Future Income Base. 4LATERSM Advantage provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE (Reg. TM) Advantage is elected, you terminate 4LATERSM Advantage or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATERSM Advantage charge will then be assessed on this newly adjusted Income Base, but the percentage charge will not change.

Any purchase payment made after the 4LATERSM Advantage Rider Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the purchase payment and corresponding bonus credit plus 15% of that purchase payment and corresponding bonus credit.


Example:




         Initial Purchase Payment and corresponding bonus credit         $104,000
         Purchase Payment and corresponding bonus credit 60              $ 10,400
                                                                         --------
         days later
         Income Base                                                     $114,400
         Future Income Base (during the 1st Waiting Period)              $131,560        ($114,000 x 115%)
         Income Base (after 1st Waiting Period)                          $131,560
         New Future Income Base (during 2nd Waiting Period)              $151,294        ($131,560 x 115%)



Any purchase payments made after the 4LATERSM Advantage Rider Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the purchase payment and corresponding bonus credit plus 15% of that purchase payment and corresponding bonus credit on a pro-rata basis for the number of full years remaining in the current Waiting Period.


Example:




         Income Base                                                   $104,000
         Purchase Payment and corresponding bonus credit in            $ 10,400
         Year 2
         New Income Base                                               $114,400
                                                                       --------
         Future Income Base (during 1st Waiting Period-Year 2)         $130,520
         Income Base (after 1st Waiting Period)                        $130,520
         New Future Income Base (during 2nd Waiting Period)            $150,098



         Income Base
         Purchase Payment and corresponding bonus credit in
         Year 2
         New Income Base
         Future Income Base (during 1st Waiting Period-Year 2)        ($104,000 x 115%) + ($10,400 x 100%) +
                                                                      (10,400 x 15% x 1/3)
         Income Base (after 1st Waiting Period)
         New Future Income Base (during 2nd Waiting Period)           (130,520 x 115%)



Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.

During any subsequent Waiting Periods, if you elect to reset the Income Base to the contract value, the Future Income Base will equal 115% of the contract value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current contract value below.

In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the contractowner to establish a 4LATERSM Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.

Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATERSM Advantage Rider effective date. The Maximum Income Base will be increased by 200% of any additional purchase payments and corresponding bonus credits. In all circumstances, the Maximum Income Base can never exceed $10,000,000.

After a reset to the current contract value, the Maximum Income Base will equal 200% of the contract value on the valuation date of the reset not to exceed $10,000,000.

Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the contract value on the valuation date of the withdrawal.



                                                                              45


Example:




      Income Base                               $104,000        Maximum Income Base                     $208,000
      Purchase Payment and                      $ 10,400        Increase to Maximum Income Base         $ 20,800
       corresponding bonus credit in
       Year 2
      New Income Base                           $114,400        New Maximum Income Base                 $228,800
      Future Income Base after Purchase         $130,520        Maximum Income Base                     $228,800
       Payment

      Income Base (after 1st Waiting            $130,520
       Period)
      Future Income Base (during 2nd            $150,098        Maximum Income Base                     $228,800
       Waiting Period)

      Contract Value in Year 4                  $112,000
      Withdrawal of 10%                         $ 11,200

      After Withdrawal (10% adjustment)
-----------------------------------------
      Contract Value                            $100,800
      Income Base                               $117,468
      Future Income Base                        $135,088        Maximum Income Base                     $205,920



Resets of the Income Base to the current contract value ("Resets"). You may elect to reset the Income Base to the current contract value at any time after the initial Waiting Period following: (a) the 4LATERSM Advantage Rider effective date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10,000,000 and the annuitant must be under age 81. You might consider resetting the Income Base if your contract value has increased above the Income Base (including the 15% automatic Enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the contract value, the 15% automatic Enhancement will not apply until the end of the next Waiting Period.

This reset may be elected by sending a written request to our Home Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the contract value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the contract value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE (Reg. TM) Advantage, the annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the contract value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Home Office.

At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next valuation date after notice of the reset is approved by us.

We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATERSM Advantage Rider effective date and starting with each anniversary of the 4LATERSM Advantage Rider effective date after that. If the contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.


4LATERSM Advantage Guaranteed Income Benefit

When you are ready to elect i4LIFE (Reg. TM) Advantage regular income payments, the greater of the Income Base accumulated under the 4LATERSM Advantage or the contract value will be used to calculate the 4LATERSM Advantage Guaranteed Income Benefit. The 4LATERSM Advantage Guaranteed Income Benefit is a minimum payout floor for your i4LIFE (Reg. TM) Advantage regular income payments. The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or contract value on the periodic income commencement date, by 1000 and multiplying the result by the rate per $1000 from the Guaranteed Income Benefit Table in your 4LATERSM Advantage Rider. If the contract value is used to establish the 4LATERSM Advantage Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE (Reg. TM) Advantage regular income payment (which is also based on the contract value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the contract value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE (Reg. TM) Advantage regular income payment.



46


If the amount of your i4LIFE (Reg. TM) Advantage regular income payment (which is based on your i4LIFE (Reg. TM) Advantage Account Value) has fallen below the 4LATERSM Advantage Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATERSM Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATERSM Advantage Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE (Reg. TM) Advantage regular income payment. If your regular income payment is less than the 4LATERSM Advantage Guaranteed Income Benefit, we will reduce your i4LIFE (Reg. TM) Advantage Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the 4LATERSM Advantage Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the subaccounts and the fixed account on a pro-rata basis according to your investment allocations.

The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE (Reg. TM) Account Value:




      4LATER Guaranteed Income Benefit          $ 5,692         i4LIFE (Reg. TM) regular income payment          $ 5,280







         i4LIFE (Reg. TM) Account Value before payment                            $80,000
         Regular Income Payment                                         -         $ 5,280
         Additional payment for 4LATER Guaranteed Income Benefit        -         $   412
------------------------------------------------------------------                -------
         i4LIFE (Reg. TM) Account Value after payment                             $74,308




If your Account Value reaches zero as a result of withdrawals to provide the 4LATERSM Advantage Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATERSM Advantage Guaranteed Income Benefit.

When your Account Value reaches zero, your i4LIFE (Reg. TM) Advantage Access Period will end and the i4LIFE (Reg. TM) Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATERSM Advantage Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your death benefit. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATERSM Advantage Guaranteed Income Benefit for as long as the annuitant (or for nonqualified contracts, the secondary life, if applicable) is living (i.e., the i4LIFE (Reg. TM) Advantage Lifetime Income Period).

If the market performance in your contract is sufficient to provide regular income payments at a level that exceeds the 4LATERSM Advantage Guaranteed Income Benefit, the 4LATERSM Advantage Guaranteed Income Benefit will never come into effect.

The 4LATERSM Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current regular income payment, if that result is greater than the immediately prior 4LATERSM Advantage Guaranteed Income Benefit. The step-up will occur on every third periodic income commencement date anniversary for 15 years. At the end of a 15-year step-up period, the contractowner may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln Life administer this election for you. At the time of a reset of the 15 year period, the charge for the 4LATERSM Advantage Guaranteed Income Benefit will become the current charge up to the guaranteed maximum charge. After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost).

Under 4LATERSM Advantage, additional purchase payments cannot be made to your contract after the periodic income commencement date. The 4LATERSM Advantage Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your financial adviser.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. At the time you elect i4LIFE (Reg. TM) Advantage, you also select the Access Period. See i4LIFE (Reg. TM) Advantage - Access Period. Generally, shorter Access Periods will produce a higher initial i4LIFE (Reg. TM) Advantage regular income payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATERSM Advantage Guaranteed Income Benefit is the longer of 20 years or the difference between your current age (nearest birthday) and age 90. (Note: i4LIFE (Reg. TM) Advantage can have a shorter Access Period if a Guaranteed Income Benefit is not provided.)

If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your regular income payment, your 4LATERSM Advantage Guaranteed Income Benefit will also be recalculated and reduced. The 4LATERSM Advantage Guaranteed Income Benefit will be adjusted in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the 4LATERSM Advantage Rider will terminate.

When you make your 4LATERSM Advantage Guaranteed Income Benefit and i4LIFE (Reg. TM) Advantage elections, you must also choose an assumed investment return of 4% to calculate your i4LIFE (Reg. TM) Advantage regular income payments. Once you have elected 4LATERSM Advantage, the assumed investment return rate will not change; however, we may change the required assumed investment return rate in the future for new purchasers only.

The following is an example of what happens when you extend the Access Period:


                                                                              47


 Assume:
     i4LIFE (Reg. TM) Advantage remaining Access Period = 10 years Current i4LIFE (Reg. TM) Advantage regular income payment = $6375 Current 4LATERSM Advantage Guaranteed Income Benefit = $5692

     Extend Access Period 5 years:
     i4LIFE (Reg. TM) Advantage regular income payment after extension = $5355 Reduction in i4LIFE (Reg. TM) Advantage regular income payment = $5355 \d
 $6375 = 84%
     Reduction in 4LATERSM Advantage Guaranteed Income Benefit = $5692 x 84% = $4781


General Provisions of 4LATERSM Advantage

Eligibility. To purchase 4LATERSM Advantage, all contractowners and the annuitant must be age 80 or younger. Contractowners of qualified contracts should be younger than age 77 to receive the full benefit of 4LATERSM Advantage, since i4LIFE (Reg. TM) Advantage must be elected by age 80. If you plan to elect i4LIFE (Reg. TM) Advantage within three years of the issue date of 4LATERSM Advantage, you will not receive the benefit of the Future Income Base.

4LATERSM Advantage Rider Effective Date. If 4LATERSM Advantage is elected at contract issue, then it will be effective on the contract's effective date. If 4LATERSM Advantage is elected after the contract is issued (by sending a written request to our Home Office), then it will be effective on the next valuation date following approval by us.

Termination. After the later of the third anniversary of the 4LATERSM Advantage Rider Effective Date or the most recent Reset, the 4LATERSM Advantage Rider may be terminated upon written notice to us. Prior to the periodic income commencement date, 4LATERSM Advantage will automatically terminate upon any of the following events:
 o termination of the contract to which this 4LATERSM Advantage Rider is attached;
 o the change of or the death of the annuitant (except if the surviving spouse assumes ownership of the contract and the role of the annuitant upon death of the contractowner); or
 o the change of contractowner (except if the surviving spouse assumes ownership of the contract and the role of annuitant upon the death of the contractowner).

After the periodic income commencement date, the 4LATERSM Advantage Rider will terminate due to any of the following events:
 o the death of the annuitant (or for non-qualified contracts, the later of the death of the annuitant or secondary life if a joint payout was elected); or

 o a contractowner requested decrease in the Access Period or a change to the regular income payment frequency.

A termination due to a decrease in the Access Period, a change in the regular income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the 4LATERSM Advantage Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified.

If you terminate 4LATERSM Advantage prior to the periodic income commencement date, you must wait one year before you can re-elect 4LATERSM Advantage or purchase the Lincoln SmartSecuritySM Advantage. If you terminate the 4LATERSM Advantage Rider on or after the periodic income commencement date, you cannot re-elect it. You may be able to elect the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, if available, after one year. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.

Availability. The availability of 4LATERSM Advantage will depend upon your state's approval of the 4LATERSM Advantage Rider. You cannot elect 4LATERSM Advantage after an annuity payout option has been elected, including i4LIFE (Reg. TM) Advantage or Income4Life (Reg. TM) Solution and it cannot be elected on contracts that currently have Lincoln SmartSecuritySM Advantage. 4LATERSM Advantage will be available to current contractowners after June 7, 2006.

After June 7, 2006, current contractowners who wish to drop the Lincoln SmartSecuritySM Advantage and move to 4LATERSM Advantage may do so until December 31, 2006 (or 90 days after approval in your state if later). Factors to consider when deciding which rider is appropriate are: 1) whether you are interested in current income versus i4LIFE (Reg. TM) Advantage guaranteed regular income payments at a later date; 2) whether you are interested in the 15% automatic enhancement to the Income Base after each Waiting Period; 3) whether you want more flexibility in structuring your income provided by i4LIFE (Reg. TM) Advantage; 4) if your current contract will be subject to Investment Requirements; or 5) the current charge under each rider. You may want to discuss this with your registered representative before making a decision.

Contractowners who drop Lincoln SmartSecuritySM Advantage and elect 4LATERSM Advantage will not carry their Lincoln SmartSecuritySM Advantage Guaranteed Amount over into the new 4LATERSM Advantage. The 4LATERSM Advantage Income Base will be established based on the contractowner's contract value on the effective date of 4LATERSM Advantage. After December 31, 2006,



48


contractowners who drop Lincoln SmartSecuritySM Advantage will have to wait one year before they can elect 4LATERSM Advantage. See The contracts - Lincoln SmartSecuritySM Advantage.


Guaranteed Income Benefit with i4LIFE (Reg. TM) Advantage

For those who did not elect 4LATERSM Advantage, there is a Guaranteed Income Benefit available for purchase which ensures that your regular income payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. The current annual charge is 0.50% which is added to the i4LIFE (Reg. TM) Advantage charge for a total of 2.40% of the net asset value of the Account Value in the VAA for the i4LIFE (Reg. TM) Advantage Account Value death benefit and 2.45% for the i4LIFE (Reg. TM) Advantage Guarantee of Principal death benefit. For non-qualified contracts, the annual charge is 2.70% if the i4LIFE (Reg. TM) Advantage EGMDB is elected. Once the Guaranteed Income Benefit is elected, additional purchase payments cannot be made to the contract. Check with your investment representative regarding the availability of this benefit. Election of this rider may limit how much you can invest in certain subaccounts. See the Contracts - Investment Requirements.

The i4LIFE (Reg. TM) Guaranteed Income Benefit is different from the 4LATERSM Guaranteed Income Benefit previously discussed because if you elect 4LATERSM Advantage currently, you will be guaranteed the availability of a minimum payout floor in the future. There is no guarantee that the i4LIFE (Reg. TM) Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option for new elections at any time. i4LIFE (Reg. TM) Guaranteed Income Benefit, if available, is purchased when you elect i4LIFE (Reg. TM) Advantage or anytime during the Access Period. In addition, the 4LATERSM Guaranteed Income Benefit has a guaranteed value, the Income Base, which can be used as an alternative to the contract value, if higher, to establish the Guaranteed Income Benefit floor. This Income Base is not available with the i4LIFE (Reg. TM) Guaranteed Income Benefit.

The Guaranteed Income Benefit is initially equal to 75% of the regular income payment in effect at the time the Guaranteed Income Benefit is elected. Contractowners who purchased the Lincoln SmartSecuritySM Advantage can use the remaining Guaranteed Amount (if greater than the contract value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit. The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the contract value at the time the initial i4LIFE (Reg. TM) Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial regular income payment times [the remaining Guaranteed Amount divided by the contract value].

If the amount of your i4LIFE (Reg. TM) Advantage regular income payment (which is based on your i4LIFE (Reg. TM) Advantage Account Value) has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your regular income payment. If your regular income payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the regular income payment plus an additional amount equal to the difference between your regular income payment and the Guaranteed Income Benefit. This withdrawal will be made from the variable subaccounts and the fixed account on a pro-rata basis according to your investment allocations. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your death benefit. See i4LIFE (Reg. TM) Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the annuitant (or for nonqualified contracts, the secondary life, if applicable) is living.

If you purchase the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit on or after April 10, 2006 (or later depending on state availability), an automatic step-up feature will be included for no additional charge. The automatic step-up feature works as follows: After the periodic income commencement date, the Guaranteed Income Benefit will automatically step-up every three years to 75% of the current regular income payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third periodic income commencement date anniversary during a 15-year step-up period. At the end of a 15-year step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you. After we administer this election, you have 30 days to notify us if you wish to reverse the election. At the time of a reset of the 15 year period, the Guaranteed Income Benefit charge may increase subject to the guaranteed maximum charge of 1.50%. (i4LIFE (Reg. TM) Advantage charges are in addition to the Guaranteed Income Benefit charges.)

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. See General i4LIFE (Reg. TM) Provisions for an example.

Impacts to i4LIFE (Reg. TM) Advantage Regular Income Payments. When you select the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:

     o A 4% assumed investment return (AIR) will be used to calculate the regular income payments.
 o The minimum Access Period required for this benefit is the longer of 20 years or the difference between your age (nearest birthday) and age 90. (The minimum Access Period is 15 years if the Guaranteed Income Benefit was elected prior to April 10, 2006.)
     o The maximum Access Period available for this benefit is to age 115 for non-qualified contracts; to age 100 for qualified contracts.

If you choose to lengthen your Access Period, (which must be increased by a minimum of 5 years) thereby reducing your regular income payment, your i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will also be reduced. The i4LIFE (Reg. TM) Advantage Guaranteed Income



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Benefit will be reduced in proportion to the reduction in the regular income payment. If you choose to shorten your Access Period, the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate. Refer to the Example in the 4LATERSM Guaranteed Income Benefit section.

Contractowners who currently have the prior version of the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit have the opportunity to substitute this new increasing version of the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit until December 31, 2006 (or 90 days after approval in your state if later). Contractowners who change to the increasing i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit may have to extend the Access Period, which will result in lower regular income payments and a lower Guaranteed Income Benefit. In addition, if the Account Value is less than when the original i4LIFE (Reg.
TM) Advantage Guaranteed Income Benefit was elected, the new Guaranteed Income Benefit may be lower. Contractowners will also be subject to certain investment requirements. See The Contracts - Investment Requirements.

The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will terminate due to any of the following events:
  o the death of the annuitant (or the later of the death of the annuitant or secondary life if a joint payout was elected on a nonqualified contract); or
  o a contractowner requested decrease in the Access Period or a change to the periodic income payment frequency; or
  o upon written notice to us.

A termination due to a decrease in the Access Period, a change in the periodic income payment frequency, or upon written notice from the contractowner will be effective as of the valuation date on the next periodic income commencement date anniversary. Termination will be only for the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit and not the i4LIFE (Reg. TM) Advantage election, unless otherwise specified.

If you terminate the i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE (Reg. TM) Advantage regular income payments will be recalculated. The i4LIFE (Reg. TM) Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.


Annuity Payouts

When you apply for a contract, you may select any annuity commencement date permitted by law, which is usually on or before the contractowner's 90th birthday. However, you must elect to receive annuity payouts by your 99th birthday.

The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity payout option.


You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.



Annuity Options

The annuity options outlined below do not apply to contractowners who have elected i4LIFE (Reg. TM) Advantage.


Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.


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Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.


Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable Annuity Payouts) equal to the excess, if any, of:

 o the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus
 o the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death.

The value of the number of annuity units is computed on the date the death claim is approved for payment by the Home office.

Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the annuitant with the guarantee that upon death, should
(a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.

Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option. You may change or revoke in writing to our Home office, any such selection, unless such selection was made irrevocable. If you have not already chosen an annuity payout option, the beneficiary may choose any annuity payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. The mortality and expense risk charge of 1.25% and the charge for administrative services of 0.15% will be assessed on all variable annuity payouts (except for the i4LIFE (Reg. TM) Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk.



Variable Annuity Payouts


Variable annuity payouts will be determined using:
 o The contract value on the annuity commencement date, less any surrender charges on purchase payments made within twelve months of annuitization and applicable premium taxes;
 o The annuity tables contained in the contract;
 o The annuity option selected; and
 o The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1. Determine the dollar amount of the first periodic payout; then

2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

Annuity payouts assume an investment return of 3%, 4%, 5%, or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state; therefore, please check with your investment representative. You may choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.

General Information

Any previously selected death benefit in effect before the annuity commencement date will no longer be available on and after the annuity commencement date. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the Home office. You must give us at least 30 days notice before the date on which you want payouts to begin.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization)


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except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to you or your beneficiary as payouts become due after we are in receipt of:
 o proof, satisfactory to us, of the death;
 o written authorization for payment; and
 o all claim forms, fully completed.



Fixed Side of the Contract


Purchase payments, bonus credits and persistency credits allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.


We guarantee an effective interest rate of not less than 1.50% per year on amounts held in a fixed account. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to the interest adjustment (see Interest adjustment below and Charges and Other Deductions). The interest adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed subaccount.


ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED.

Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments or transfers into the fixed side of the contract at any time.



Guaranteed Periods


The portion of the fixed account which accepts allocations for a guaranteed period at a guaranteed interest rate is called a fixed subaccount. There is a fixed subaccount for each particular guaranteed period.

The owner may allocate purchase payments to one or more fixed subaccounts with guaranteed periods of 1 to 10 years. We may add guaranteed periods or discontinue accepting purchase payments into one or more guaranteed periods at any time. The minimum amount of any purchase payment that can be allocated to a fixed subaccount is $2,000. Each purchase payment and its corresponding bonus credit allocated to a fixed subaccount will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed subaccount. A fixed subaccount guarantee period ends on the date after the number of calendar years in the fixed subaccount's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the fixed subaccount guaranteed period. Amounts surrendered, transferred or withdrawn from a fixed subaccount prior to the end of the guaranteed period will be subject to the interest adjustment. Each guaranteed period purchase payment and its corresponding bonus credit will be treated separately for purposes of determining any applicable interest adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable surrender charges, account fees and premium taxes.

We will notify the contractowner in writing at least 30 days prior to the expiration date for any guaranteed period amount. A new fixed subaccount guaranteed period of the same duration as the previous fixed subaccount guaranteed period will begin automatically at the end of the previous guaranteed period, unless we receive, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed subaccount or to a variable subaccount from among those being offered by us. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.


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Interest Adjustment


Any surrender, withdrawal or transfer of a fixed subaccount guaranteed period amount before the end of the guaranteed period (other than dollar cost averaging, cross-reinvestment, portfolio rebalancing transfers, regular income payments under i4LIFE (Reg. TM) Advantage or withdrawals within the Annual Withdrawal Limit in Lincoln SmartSecuritySM Advantage) will be subject to the interest adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the guaranteed period will not be subject to the interest adjustment. The interest adjustment will be applied to the amount being surrendered, withdrawn or transferred. The interest adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. In general, the interest adjustment reflects the relationship between the yield rate in effect at the time a purchase payment is allocated to a fixed subaccount's guaranteed period under the contract and the yield rate in effect at the time of the purchase payment's surrender, withdrawal or transfer. It also reflects the time remaining in the fixed subaccount's guaranteed period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the purchase payment was allocated, then the application of the interest adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the purchase payment, then the application of the interest adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.


The interest adjustment is calculated by multiplying the transaction amount by:


    (1+A)n         -1
-------------
  (1+B +K )n

     where:

   A = yield rate for a U.S. Treasury security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.

   B = yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the subaccount's guaranteed period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.

   K = a 0.25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to us associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no interest adjustment.

     n = The number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)

     Straight-Line interpolation is used for periods to maturity not quoted.

See the SAI for examples of the application of the interest adjustment.




Federal Tax Matters


Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.



Nonqualified Annuities


This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.



Tax Deferral On Earnings


The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:


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 o An individual must own the contract (or the tax law must treat the contract as owned by an individual).
 o The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.
 o Your right to choose particular investments for a contract must be limited.
 o The annuity commencement date must not occur near the end of the annuitant's life expectancy.



Contracts Not Owned by an Individual


If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
 o Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
 o Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the annuity payout period;
 o Contracts acquired by an estate of a decendent;
 o Certain qualified contracts;
 o Contracts purchased by employers upon the termination of certain qualified plans; and
 o Certain contracts used in connection with structured settlement agreements.



Investments in the VAA Must Be Diversified


For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."


Restrictions


Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.


Loss of Interest Deduction


After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.



Age at which Annuity Payouts Begin


Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.



Tax Treatment of Payments


We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.



Taxation of Withdrawals and Surrenders

You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as



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a withdrawal. If your contract has Lincoln SmartSecuritySM Advantage, and if your Guaranteed Amount immediately before a withdrawal exceeds your account value, the tax law could require that an additional amount be included in income. Please consult your tax adviser.


Taxation of Annuity Payouts

The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than regular income payments, are taken from i4LIFE (Reg. TM) Advantage during the access period, they are taxed in the same manner as a withdrawal during the deferral period.


Taxation of Death Benefits


We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

Death prior to the annuity commencement date:
 o If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.
 o If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.

Death after the annuity commencement date:
 o If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.
 o If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.



Penalty Taxes Payable on Withdrawals, Surrenders, or Annuity Payouts


The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:
 o you receive on or after you reach 591/2,
 o you receive because you became disabled (as defined in the tax law),
 o you receive from an immediate annuity,
 o a beneficiary receives on or after your death, or
 o you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).



Special Rules if You Own More Than One Annuity Contract


In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.



Loans and Assignments


Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your contract value, as a withdrawal of such amount or portion.



Gifting a Contract


If you transfer ownership of your contract, other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.


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Charges for Additional Benefits

Your contract automatically includes a basic death benefit and may include other optional riders. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit charge and charges for other optional riders, if any, as a contract withdrawal.


Qualified Retirement Plans


We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.


Types of Qualified Contracts and Terms of Contracts


Qualified plans include the following:
 o Individual Retirement Accounts and Annuities ("Traditional IRAs")
 o Roth IRAs
 o Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")
 o SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
 o 403(b) plans (public school system and tax-exempt organization annuity plans)
 o 401(a) plans (qualified corporate employee pension and profit-sharing plans)
 o 403(a) plans (qualified annuity plans)
 o H.R. 10 or Keogh Plans (self-employed individual plans)

 o 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
 o Roth 403(b) plans


We do not offer certain types of qualified plans for all of our annuity products. Check with your representative concerning qualified plan availability for this product.

We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.


Tax Treatment of Qualified Contracts


The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,
 o Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.
 o Under most qualified plans, such as a traditional IRA, the owner must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 701/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 701/2 or retirement.
 o Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.


Tax Treatment of Payments


The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.



Required Minimum Distributions


56

Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 701/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 701/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.


The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Under new regulations, the presence of an enhanced death benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.

Federal Penalty Taxes Payable on Distributions


The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:
 o received on or after the annuitant reaches 591/2,
 o received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),
 o received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or
 o received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.


Transfers and Direct Rollovers


As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.



Death Benefit and IRAs


Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.



Federal Income Tax Withholding


We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.



Our Tax Status


Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. Therefore, we do not impose a


                                                                              57

charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.



Changes in the Law


The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.




Additional Information

Voting Rights

As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Fund shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.


Whenever a shareholders meeting is called, each person having a voting interest in a subaccount will receive proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the Variable Annuity Account - Fund Shares.


Return Privilege


Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the Home office at PO Box 7866, 1300 South Clinton Street, Fort Wayne, IN 46802-7866. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the valuation date on which we receive the cancellation request, plus any premium taxes plus mortality and expense risk charges and administrative charges proportionately attributable to the bonus credits, less any bonus credits paid into the contract by us. In addition, if the contract value on the date of cancellation is less than the sum of purchase payments minus withdrawals, we will also return both the investment loss and fund management fees, each in an amount that is proportionately attributable to the bonus credits. No surrender charges or interest adjustment will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the contract value, excluding the bonus credits during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the purchase payment(s). IRA purchasers will receive purchase payments only.



State Regulation


As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance. Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.



Records and Reports


As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Holdings, Inc. and Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Home office, at least semi-annually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.



Other Information


A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.


58

You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnRetirement.com, select service centers and continue on through the Internet Service Center.



Legal Proceedings

Lincoln Life is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.

After consultation with legal counsel and a review of available facts, it is management's opinion that the proceedings ultimately will be resolved without materially affecting the financial position of Lincoln Life, the VAA or the Principal Underwriter.



                                                                              59


Contents of the Statement of Additional Information (SAI) for Lincoln Life Variable Annuity Account N




Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment
Calculations
Determination of Accumulation and Annuity Unit
Value
Advertising
Additional Services
Other Information
Financial Statements


For a free copy of the SAI complete the form below:











                Statement of Additional Information Request Card
                      Lincoln ChoicePlus Assurance (Bonus)
                    Lincoln Life Variable Annuity Account N











Please send me a free copy of the current Statement of Additional Information for Lincoln Life Variable Annuity Account N (Lincoln ChoicePlus Assurance (Bonus)).


                                 (Please Print)


Name: -------------------------------------------------------------------------






Address: ----------------------------------------------------------------------














City ---------------------------------------------------  State ---------
Zip ---------


Mail to The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, Indiana 46801.

60


                      (This page intentionally left blank)

                                                                              61


Appendix A - Condensed Financial Information

Accumulation Unit Values
The following information relating to accumulation unit values and accumulation units for funds available on the periods ended December 31 comes from the VAA's financials. It should be read along with the VAA's financial statements and notes which are all included in the SAI.




                                      with EBB                                with EGMDB
                   ----------------------------------------------      -------------------------
                     Accumulation unit value                            Accumulation unit value
                   ---------------------------                         -------------------------
                                                      Number of
                    Beginning         End of         accumulation       Beginning        End of
                    of period         period            units           of period        period
                   -----------      ----------      -------------      -----------      --------
                   (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
AIM V.I. Growth Fund
2003.........          8.846           9.676            40,767             N/A             N/A
2004.........          9.676          10.264                19             9.717         10.328
2005.........         10.264          10.802                46             N/A             N/A
-------------         ------          ------            ------             -----         ------
AIM V.I. International Growth Fund
2003.........          8.765          11.071               455             8.785         11.117
2004.........         11.071          13.451                17            11.117         13.535
2005.........          N/A              N/A              N/A              13.535         15.678
-------------         ------          ------            ------            ------         ------
AIM V.I. Premier Equity Fund
2003.........          7.726           9.473               175             7.746          9.516
2004.........          9.473           9.815                 1             9.516          9.879
2005.........          9.815          10.156                 1             9.879         10.244
-------------         ------          ------            ------            ------         ------
AllianceBernstein Global Technology Portfolio
2003.........          6.599           9.320            80,927             2.753          3.896
2004.........          9.320           9.620                39             3.896          4.029
2005.........          9.620           9.793                69             4.029          4.110
-------------         ------          ------            ------            ------         ------
AllianceBernstein Growth and Income Portfolio
2003.........          7.897          10.253            21,917             7.884         10.256
2004.........         10.253          11.200                57            10.256         11.226
2005.........         11.200          11.506                55            11.226         11.556
-------------         ------          ------            ------            ------         ------
AllianceBernstein Large Cap Growth Portfolio
2003.........          N/A              N/A              N/A               4.250          5.160
2004.........          9.832          10.462                 1             5.160          5.502
2005.........         10.462          11.801                 2             5.502          6.218
-------------         ------          ------            ------            ------         ------
AllianceBernstein Small/Mid Cap Value Portfolio
2003.........         10.915          15.104            26,525            10.943         15.174
2004.........         15.104          17.664                43            15.174         17.781
2005.........         17.664          18.500                38            17.781         18.660
-------------         ------          ------            ------            ------         ------
American Century VP Inflation Protection Fund
2004.........          9.948          10.395                21            10.000         10.407
2005.........         10.395          10.368                30            10.407         10.402
-------------         ------          ------            ------            ------         ------
American Funds Global Growth Fund
2004.........         10.082          11.256                 2            10.000         11.269
2005.........         11.256          12.611                 3            11.269         12.652
-------------         ------          ------            ------            ------         ------
American Funds Global Small Capitalization Fund
2003.........          8.845          13.338            31,822             5.667          8.562
2004.........         13.338          15.836                25             8.562         10.186
2005.........         15.836          19.496                47            10.186         12.566
-------------         ------          ------            ------            ------         ------
American Funds Growth Fund
2003.........          8.023          10.780            91,692             5.322          7.165
2004.........         10.780          11.911               120             7.165          7.933
2005.........         11.911          13.593               186             7.933          9.071
-------------         ------          ------            ------            ------         ------
American Funds Growth-Income Fund
2003.........          8.443          10.982           113,724             8.459         11.024
2004.........         10.982          11.905               240            11.024         11.975
2005.........         11.905          12.375               365            11.975         12.472
-------------         ------          ------           -------            ------         ------
American Funds International Fund
2003.........          8.546          11.319            12,626             5.196          6.896
2004.........         11.319          13.265                45             6.896          8.098
2005.........         13.265          15.830                51             8.098          9.683
-------------         ------          ------           -------            ------         ------



                    with EGMDB
                   -------------
                                       Accumulation unit value
                     Number of        -------------------------        Number of
                    accumulation       Beginning        End of        accumulation
                       units           of period        period           units
                   -------------      -----------      --------      -------------
                     (Accumulation unit value in dollars. Number of accumulation units in thousands
                                         beginning in 2004.)
AIM V.I. Growth Fund
2003.........           N/A             10.758         12.199             9,369
2004.........               5           12.199         12.978                16
2005.........           N/A             12.978         13.700                15
-------------           -----           ------         ------             -----
AIM V.I. International Growth Fund
2003.........          15,104           10.737         12.481             8,116
2004.........              22           12.481         15.209                10
2005.........              25           15.209         17.635                19
-------------          ------           ------         ------             -----
AIM V.I. Premier Equity Fund
2003.........             568           10.546         11.757             1,831
2004.........               3           11.757         12.218                 3
2005.........               3           12.218         12.682                 3
-------------          ------           ------         ------             -----
AllianceBernstein Global Technology Portfolio
2003.........           3,859           10.775         12.996            12,917
2004.........              39           12.996         13.454                44
2005.........              58           13.454         13.737                49
-------------          ------           ------         ------            ------
AllianceBernstein Growth and Income Portfolio
2003.........         153,515           10.758         12.018           125,873
2004.........             480           12.018         13.167               614
2005.........             616           13.167         13.568               796
-------------         -------           ------         ------           -------
AllianceBernstein Large Cap Growth Portfolio
2003.........          14,733           10,384         11,498            18,877
2004.........              60           11.498         12.272                40
2005.........              69           12.272         13.884                70
-------------         -------           ------         ------           -------
AllianceBernstein Small/Mid Cap Value Portfolio
2003.........          15,598           10.659         13.131            20,773
2004.........              66           13.131         15.402               127
2005.........             102           15.402         16.179               199
-------------         -------           ------         ------           -------
American Century VP Inflation Protection Fund
2004.........             341           10.012         10.414               248
2005.........             572           10.414         10.419               701
-------------         -------           ------         ------           -------
American Funds Global Growth Fund
2004.........              45           10.083         11.276                29
2005.........             105           11.276         12.672                89
-------------         -------           ------         ------           -------
American Funds Global Small Capitalization Fund
2003.........          52,367           11.531         14.139            36,330
2004.........             176           14.139         16.837               178
2005.........             336           16.837         20.791               241
-------------         -------           ------         ------           -------
American Funds Growth Fund
2003.........         581,694           10.775         12.322           389,491
2004.........           2,078           12.322         13.655             2,005
2005.........           2,736           13.655         15.630             2,495
-------------         -------           ------         ------           -------
American Funds Growth-Income Fund
2003.........         429,950           10.819         12.296           458,192
2004.........           1,556           12.296         13.370             2,298
2005.........           1,832           13.370         13.939             2,766
-------------         -------           ------         ------           -------
American Funds International Fund
2003.........         213,360           10.931         13.203            92,440
2004.........             757           13.203         15.519               682
2005.........             993           15.519         18.576               965
-------------         -------           ------         ------           -------


                                      A-1



                                      with EBB                                with EGMDB
                   ----------------------------------------------      -------------------------
                     Accumulation unit value                            Accumulation unit value
                   ---------------------------                         -------------------------
                                                      Number of
                    Beginning         End of         accumulation       Beginning        End of
                    of period         period            units           of period        period
                   -----------      ----------      -------------      -----------      --------
                   (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Delaware VIP Capital Reserves
2005.........          N/A              N/A              N/A              10.000          9.973
-------------          --               --               -                ------          -----
Delaware VIP Diversified Income Series
2004.........         10.197          10.862                14            10.000         10.875
2005.........         10.862          10.605                15            10.875         10.639
-------------         ------          ------             -----            ------         ------
Delaware VIP Emerging Markets Series(4)
2004.........         20.222          23.491                 3            14.430         19.378
2005.........         23.491          29.327                29            19.378         24.241
-------------         ------          ------             -----            ------         ------
Delaware VIP High Yield Series
2003.........          9.928          12.541            19,329             8.435         10.676
2004.........         12.541          14.045                32            10.676         11.980
2005.........         14.045          14.256                29            11.980         12.184
-------------         ------          ------            ------            ------         ------
Delaware VIP REIT Series
2003.........         10.641          13.976            12,993            11.729         15.436
2004.........         13.976          17.994                31            15.436         19.913
2005.........         17.994          18.885                33            19.913         20.941
-------------         ------          ------            ------            ------         ------
Delaware VIP Small Cap Value Series
2003.........         10.165          14.144            37,683            12.004         16.735
2004.........         14.144          16.831                62            16.735         19.955
2005.........         16.831          18.043                92            19.955         21.435
-------------         ------          ------            ------            ------         ------
Delaware VIP Trend Series
2003.........          8.900          11.783            78,462             5.081          6.740
2004.........         11.783          12.998                51             6.740          7.450
2005.........         12.998          13.483                75             7.450          7.744
-------------         ------          ------            ------            ------         ------
Delaware VIP US Growth Series
2003.........          8.083           9.794             7,503             8.106          9.841
2004.........          9.794           9.911                24             9.841          9.978
2005.........          9.911          11.137                26             9.978         11.235
-------------         ------          ------            ------            ------         ------
Delaware VIP Value Series
2003.........          8.225          10.348             6,290             8.692         10.959
2004.........         10.348          11.646                18            10.959         12.358
2005.........         11.646          12.101                14            12.358         12.866
-------------         ------          ------            ------            ------         ------
Fidelity VIP Contrafund Portfolio
2003.........          9.708          12.224            12,234             9.732         12.278
2004.........         12.224          13.826                30            12.278         13.915
2005.........         13.826          15.841                58            13.915         15.975
-------------         ------          ------            ------            ------         ------
Fidelity VIP Equity-Income Portfolio
2003.........          8.370          10.689               620             8.260         10.570
2004.........         10.689          11.678                17            10.570         11.571
2005.........         11.678          12.108                31            11.571         12.022
-------------         ------          ------            ------            ------         ------
Fidelity VIP Growth Portfolio
2003.........          N/A              N/A              N/A               4.636          6.047
2004.........          9.526           9.648                14             6.047          6.137
2005.........          9.648           9.997                14             6.137          6.372
-------------         ------          ------            ------            ------         ------
Fidelity VIP Mid Cap
2005.........         10.095          11.554                13            10.000         11.568
-------------         ------          ------            ------            ------         ------
Fidelity VIP Overseas Portfolio
2003.........          8.513          11.960             9,325             5.225          7.355
2004.........         11.960          13.311                34             7.355          8.202
2005.........         13.311          15.529                33             8.202          9.588
-------------         ------          ------            ------            ------         ------
FTVIPT Franklin Small-Mid Cap Growth Securities Fund
2003.........          8.611          11.607             1,793             4.708          6.359
2004.........         11.607          12.708                 5             6.359          6.977
2005.........         12.708          13.079                 5             6.977          7.195
-------------         ------          ------            ------            ------         ------
FTVIPT Templeton Global Income Securities
2005.........          N/A              N/A              N/A               9.811          9.876
-------------         ------          ------            ------            ------         ------



                    with EGMDB
                   -------------
                                       Accumulation unit value
                     Number of        -------------------------        Number of
                    accumulation       Beginning        End of        accumulation
                       units           of period        period           units
                   -------------      -----------      --------      -------------
                     (Accumulation unit value in dollars. Number of accumulation units in thousands
                                         beginning in 2004.)
Delaware VIP Capital Reserves
2005.........               5             9.856          9.930               82
-------------               -             -----          -----               --
Delaware VIP Diversified Income Series
2004.........             237            10.043         10.881              280
2005.........             536            10.881         10.656              741
-------------             ---            ------         ------              ---
Delaware VIP Emerging Markets Series(4)
2004.........              34            10.103         13.576              100
2005.........             107            13.576         17.000              229
-------------             ---            ------         ------              ---
Delaware VIP High Yield Series
2003.........          67,894            10.265         11.078          154,629
2004.........             340            11.078         12.443              619
2005.........             404            12.443         12.668              804
-------------          ------            ------         ------          -------
Delaware VIP REIT Series
2003.........          47,570            10.397         12.197          106,643
2004.........             294            12.197         15.751              563
2005.........             349            15.751         16.581              682
-------------          ------            ------         ------          -------
Delaware VIP Small Cap Value Series
2003.........          43,212            10.841         13.168           72,002
2004.........             179            13.168         15.716              409
2005.........             293            15.716         16.899              579
-------------          ------            ------         ------          -------
Delaware VIP Trend Series
2003.........         131,452            10.831         12.550          104,309
2004.........             501            12.550         13.886              438
2005.........             499            13.886         14.447              488
-------------         -------            ------         ------          -------
Delaware VIP US Growth Series
2003.........          94,247            10.590         11.469           66,976
2004.........             273            11.469         11.640              331
2005.........             243            11.640         13.119              326
-------------         -------            ------         ------          -------
Delaware VIP Value Series
2003.........           2,740            10.831         12.049           29,534
2004.........              69            12.049         13.601              113
2005.........             253            13.601         14.175              215
-------------         -------            ------         ------          -------
Fidelity VIP Contrafund Portfolio
2003.........          42,504            10.775         12.260          102,054
2004.........             226            12.260         13.909              415
2005.........             500            13.909         15.985              765
-------------         -------            ------         ------          -------
Fidelity VIP Equity-Income Portfolio
2003.........          27,003            10.737         12.403           49,556
2004.........             167            12.403         13.591              333
2005.........             300            13.591         14.135              476
-------------         -------            ------         ------          -------
Fidelity VIP Growth Portfolio
2003.........          32,858            10.623         12.293           22,014
2004.........             188            12.293         12.488              137
2005.........             355            12.488         12.979              214
-------------         -------            ------         ------          -------
Fidelity VIP Mid Cap
2005.........              54            10.097         11.574               58
-------------         -------            ------         ------          -------
Fidelity VIP Overseas Portfolio
2003.........          96,331            11.227         14.193           46,263
2004.........             422            14.193         15.844              318
2005.........             629            15.844         18.539              462
-------------         -------            ------         ------          -------
FTVIPT Franklin Small-Mid Cap Growth Securities Fund
2003.........          57,568            10.739         12.955           20,863
2004.........             169            12.955         14.227              103
2005.........             241            14.227         14.686              164
-------------         -------            ------         ------          -------
FTVIPT Templeton Global Income Securities
2005.........               3            10.051          9.881                1*
-------------         -------            ------         ------          -------


                                      A-2



                                     with EBB                               with EGMDB
                   --------------------------------------------      -------------------------
                    Accumulation unit value                           Accumulation unit value
                   -------------------------                         -------------------------
                                                    Number of
                    Beginning        End of        accumulation       Beginning        End of
                    of period        period           units           of period        period
                   -----------      --------      -------------      -----------      --------
                      (Accumulation unit value in dollars. Number of accumulation units in thousands
                                               beginning in 2004.)
FTVIPT Templeton Growth Securities Fund
2003.........          N/A            N/A              N/A               7.952        10.340
2004.........         10.793        12.299                11            10.340        11.807
2005.........         12.299        13.151                10            11.807        12.649
-------------         ------        ------             -----            ------        ------
Janus Aspen Balanced Portfolio
2003.........          N/A            N/A              N/A               9.793        10.960
2004.........          N/A            N/A              N/A              10.960        11.680
2005.........          N/A            N/A              N/A              11.680        12.375
-------------         ------        ------             -----            ------        ------
Janus Aspen Mid-Cap Growth Portfolio
2003.........          8.032        10.632            41,834             8.052        10.680
2004.........         10.632        12.580                25            10.680        12.662
2005.........         12.580        13.842                44            12.662        13.960
-------------         ------        ------            ------            ------        ------
Janus Aspen Worldwide Growth Portfolio
2003.........          8.395        10.198               297             8.417        10.245
2004.........         10.198        10.470                 1*           10.245        10.539
2005.........         10.470        10.855                 1*           10.539        10.949
-------------         ------        ------            ------            ------        ------
Lincoln VIP Aggressive Growth Fund
2003.........          N/A            N/A              N/A               N/A            N/A
2004.........         12.958        13.707                 1*           12.921        13.751
2005.........         13.707        14.747                 1            13.751        14.824
-------------         ------        ------            ------            ------        ------
Lincoln VIP Aggressive Profile Fund
2005.........         10.016        10.872                 2            10.047        10.885
-------------         ------        ------            ------            ------        ------
Lincoln VIP Bond Fund
2003.........         10.214        10.005            65,798            10.165        10.017
2004.........         10.005        10.322               192            10.017        10.356
2005.........         10.322        10.380               208            10.356        10.434
-------------         ------        ------            ------            ------        ------
Lincoln VIP Capital Appreciation Fund
2003.........          N/A            N/A              N/A               N/A            N/A
2004.........         11.987        12.559                 7            12.192        12.600
2005.........         12.559        12.822                 6            12.600        12.889
-------------         ------        ------            ------            ------        ------
Lincoln VIP Conservative Profile Fund
2005.........          N/A            N/A              N/A              10.100        10.254
-------------         ------        ------            ------            ------        ------
Lincoln VIP Core Fund
2005.........          N/A            N/A              N/A              10.045        10.248
-------------         ------        ------            ------            ------        ------
Lincoln VIP Equity-Income Fund
2005.........          N/A            N/A              N/A              10.265        10.475
-------------         ------        ------            ------            ------        ------
Lincoln VIP Global Asset Allocation Fund
2003.........          N/A            N/A              N/A              10.612        11.346
2004.........          N/A            N/A              N/A              11.346        12.648
2005.........         12.607        13.191                 2            12.648        13.260
-------------         ------        ------            ------            ------        ------
Lincoln VIP Growth Fund
2005.........          N/A            N/A              N/A              10.008        10.821
-------------         ------        ------            ------            ------        ------
Lincoln VIP Growth and Income Fund
2005.........          N/A            N/A              N/A               N/A            N/A
-------------         ------        ------            ------            ------        ------
Lincoln VIP Growth Opportunities
2005.........          N/A            N/A              N/A              10.681        11.443
-------------         ------        ------            ------            ------        ------
Lincoln VIP International Fund
2003.........         10.952        13.117            47,853            10.993        13.133
2004.........         13.117        15.542                61            13.133        15.592
2005.........         15.542        17.136                75            15.592        17.226
-------------         ------        ------            ------            ------        ------
Lincoln VIP Moderate Profile Fund
2005.........          N/A            N/A              N/A              10.031        10.472
-------------         ------        ------            ------            ------        ------
Lincoln VIP Moderately Aggressive Profile Fund
2005.........         10.000        10.637                11            10.050        10.649
-------------         ------        ------            ------            ------        ------



                    with EGMDB
                   -------------
                                       Accumulation unit value
                     Number of        -------------------------        Number of
                    accumulation       Beginning        End of        accumulation
                       units           of period        period           units
                   -------------      -----------      --------      -------------
                     (Accumulation unit value in dollars. Number of accumulation units in thousands
                                         beginning in 2004.)
FTVIPT Templeton Growth Securities Fund
2003.........          26,542           10.629         12.693            21,913
2004.........              80           12.693         14.508               157
2005.........             200           14.508         15.559               215
-------------          ------           ------         ------            ------
Janus Aspen Balanced Portfolio
2003.........          13,710           10.226         10.850             4,015
2004.........              39           10.850         11.575                90
2005.........              43           11.575         12.276                87
-------------          ------           ------         ------            ------
Janus Aspen Mid-Cap Growth Portfolio
2003.........           3,013           10.869         12.405             5,174
2004.........              13           12.405         14.723                34
2005.........              16           14.723         16.248                69
-------------          ------           ------         ------            ------
Janus Aspen Worldwide Growth Portfolio
2003.........           6,760           10.906         12.213             7,557
2004.........               8           12.213         12.576                10
2005.........               8           12.576         13.078                 7
-------------          ------           ------         ------            ------
Lincoln VIP Aggressive Growth Fund
2003.........           N/A             11.813         12.332             1,985
2004.........              16           12.332         13.773                20
2005.........              27           13.773         14.863                33
-------------          ------           ------         ------            ------
Lincoln VIP Aggressive Profile Fund
2005.........              23           10.664         10.891                 9
-------------          ------           ------         ------            ------
Lincoln VIP Bond Fund
2003.........         502,305           10.163         10.023           667,556
2004.........           1,643           10.023         10.372             2,827
2005.........           2,094           10.372         10.462             3,636
-------------         -------           ------         ------           -------
Lincoln VIP Capital Appreciation Fund
2003.........           N/A             11.474         12.199             1,837
2004.........              27           12.199         12.620                30
2005.........              77           12.620         12.922                75
-------------         -------           ------         ------           -------
Lincoln VIP Conservative Profile Fund
2005.........               3           10.023         10.260                89
-------------         -------           ------         ------           -------
Lincoln VIP Core Fund
2005.........               1           10.133         10.254                 1
-------------         -------           ------         ------           -------
Lincoln VIP Equity-Income Fund
2005.........               2           10.114         10.481                 1
-------------         -------           ------         ------           -------
Lincoln VIP Global Asset Allocation Fund
2003.........           4,757           10.497         11.352               498
2004.........              16           11.352         12.667                20
2005.........              23           12.667         13.293                37
-------------         -------           ------         ------           -------
Lincoln VIP Growth Fund
2005.........               3           10.273         10.827                11
-------------         -------           ------         ------           -------
Lincoln VIP Growth and Income Fund
2005.........           N/A              N/A             N/A              N/A
-------------         -------           ------         ------           -------
Lincoln VIP Growth Opportunities
2005.........               1            N/A             N/A              N/A
-------------         -------           ------         ------           -------
Lincoln VIP International Fund
2003.........         122,316           10.917         13.141           127,716
2004.........             410           13.141         15.617               634
2005.........             567           15.617         17.271               836
-------------         -------           ------         ------           -------
Lincoln VIP Moderate Profile Fund
2005.........             145           10.083         10.478               141
-------------         -------           ------         ------           -------
Lincoln VIP Moderately Aggressive Profile Fund
2005.........              11           10.000         10.655               121
-------------         -------           ------         ------           -------


                                      A-3



                                      with EBB                                 with EGMDB
                   ----------------------------------------------      ---------------------------
                     Accumulation unit value                             Accumulation unit value
                   ---------------------------                         ---------------------------
                                                      Number of
                    Beginning         End of         accumulation       Beginning         End of
                    of period         period            units           of period         period
                   -----------      ----------      -------------      -----------      ----------
                   (Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Lincoln VIP Money Market Fund
2003.........          9.991           9.910            15,581             9.987           9.922
2004.........          9.910           9.794               500             9.922           9.826
2005.........          9.794           9.863               114             9.826           9.915
-------------          -----           -----            ------             -----           -----
Lincoln VIP Social Awareness Fund
2003.........         10.772          12.248            16,847            10.843          12.263
2004.........         12.248          13.524                47            12.263          13.568
2005.........         13.524          14.844                45            13.568          14.922
-------------         ------          ------            ------            ------          ------
MFS VIT Capital Opportunities Series
2003.........          8.191          10.226            36,774             N/A              N/A
2004.........         10.226          11.257                15            10.274          11.333
2005.........         11.257          11.218                40            11.333          11.316
-------------         ------          ------            ------            ------          ------
MFS VIT Emerging Growth Series
2003.........          7.878          10.054            36,810             3.475           4.443
2004.........         10.054          11.131                15             4.443           4.929
2005.........         11.131          11.908                39             4.929           5.284
-------------         ------          ------            ------            ------          ------
MFS VIT Total Return Series
2003.........          9.554          10.885             7,918            10.205          11.651
2004.........         10.885          11.870                15            11.651          12.731
2005.........         11.870          11.961                32            12.731          12.854
-------------         ------          ------            ------            ------          ------
MFS VIT Utilities Series
2003.........          7.085           9.434           104,900             5.586           7.453
2004.........          9.434          12.032                58             7.453           9.523
2005.........         12.032          13.775                83             9.523          10.925
-------------         ------          ------           -------            ------          ------
Neuberger Berman AMT Mid-Cap Growth Portfolio
2003.........          8.326          10.473             3,843             8.348          10.522
2004.........         10.473          11.963                10            10.522          12.043
2005.........         11.963          13.365                 7            12.043          13.481
-------------         ------          ------           -------            ------          ------
Neuberger Berman AMT Regency Portfolio
2003.........          9.791          13.064             9,920             9.816          13.123
2004.........         13.064          15.700                34            13.123          15.803
2005.........         15.700          17.270                40            15.803          17.419
-------------         ------          ------           -------            ------          ------
Putnam VT Growth & Income Fund
2003.........          N/A              N/A              N/A               8.660          10.857
2004.........          N/A              N/A              N/A              10.857          11.872
2005.........          N/A              N/A              N/A              11.872          12.294
-------------         ------          ------           -------            ------          ------
Putnam VT Health Sciences Fund
2003.........          N/A              N/A              N/A               8.285           9.653
2004.........          N/A              N/A              N/A               9.653          10.176
2005.........          N/A              N/A              N/A              10.176          11.337
-------------         ------          ------           -------            ------          ------
Scudder VIT Equity 500 Index Fund
2003.........         10.879          12.018             2,752            10.730          12.033
2004.........         12.018          13.021                19            12.033          13.064
2005.........         13.021          13.354                 8            13.064          13.424
-------------         ------          ------           -------            ------          ------
Scudder VIT Small Cap Index Fund
2003.........         11.700          13.514            63,190            11.582          13.531
2004.........         13.514          15.593                33            13.531          15.643
2005.........         15.593          15.926                56            15.643          16.010
-------------         ------          ------           -------            ------          ------



                    with EGMDB
                   -------------
                                       Accumulation unit value
                     Number of        -------------------------        Number of
                    accumulation       Beginning        End of        accumulation
                       units           of period        period           units
                   -------------      -----------      --------      -------------
                     (Accumulation unit value in dollars. Number of accumulation units in thousands
                                         beginning in 2004.)
Lincoln VIP Money Market Fund
2003.........         172,564             9.984          9.928          236,770
2004.........             407             9.928          9.842            1,011
2005.........             568             9.842          9.941              813
-------------         -------             -----          -----          -------
Lincoln VIP Social Awareness Fund
2003.........         109,310            11.009         12.271           89,167
2004.........             348            12.271         13.590              463
2005.........             466            13.590         14.961              603
-------------         -------            ------         ------          -------
MFS VIT Capital Opportunities Series
2003.........           N/A              11.185         11.915            3,730
2004.........               1            11.915         13.156                8
2005.........               1            13.156         13.150                9
-------------         -------            ------         ------          -------
MFS VIT Emerging Growth Series
2003.........          23,811            10.855         11.863            2,673
2004.........              47            11.863         13.173               38
2005.........              82            13.173         14.135               41
-------------         -------            ------         ------          -------
MFS VIT Total Return Series
2003.........          83,387            10.411         11.101          229,238
2004.........             326            11.101         12.142              584
2005.........             534            12.142         12.272              795
-------------         -------            ------         ------          -------
MFS VIT Utilities Series
2003.........          55,502            10.748         11.939           27,323
2004.........             226            11.939         15.271              157
2005.........             261            15.271         17.537              258
-------------         -------            ------         ------          -------
Neuberger Berman AMT Mid-Cap Growth Portfolio
2003.........          31,489            10.726         12.151           22,831
2004.........             117            12.151         13.922              140
2005.........             169            13.922         15.599              166
-------------         -------            ------         ------          -------
Neuberger Berman AMT Regency Portfolio
2003.........          61,008            10.675         12.811           71,413
2004.........             259            12.811         15.443              370
2005.........             408            15.443         17.038              551
-------------         -------            ------         ------          -------
Putnam VT Growth & Income Fund
2003.........          18,706            10.803         12.148           17,039
2004.........              21            12.148         13.297               16
2005.........               2            13.297         13.784               17
-------------         -------            ------         ------          -------
Putnam VT Health Sciences Fund
2003.........           1,310            10.477         10.990            8,650
2004.........               6            10.990         11.597               23
2005.........              10            11.597         12.932               26
-------------         -------            ------         ------          -------
Scudder VIT Equity 500 Index Fund
2003.........           7,232            10.680         12.040           68,765
2004.........             114            12.040         13.085              241
2005.........             141            13.085         13.459              281
-------------         -------            ------         ------          -------
Scudder VIT Small Cap Index Fund
2003.........           1,433            11.182         13.539           30,375
2004.........              53            13.539         15.669              173
2005.........              53            15.669         16.052              153
-------------         -------            ------         ------          -------


* All numbers less than 500 were rounded up to one.

                                      A-4


Appendix B - Condensed Financial Information

Accumulation Unit Values
The following information relating to accumulation unit values and number of accumulation units for contracts purchased after June 5, 2005 (or later in those states that have not approved the contract changes) for funds available in the period ended December 31, 2005 comes from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are included in the SAI with EEB
                                                          --------------------------------------------
                                                           Accumulation unit value
                                                          -------------------------
                                                                                           Number of
                                                           Beginning        End of        accumulation
                                                           of period        period           units
                                                          -----------      --------      -------------
                                                            (Accumulation unit value in dollars and
                                                                            Number of
                                                                accumulation units in thousands)
AllianceBernstein VP Global Technology Portfolio
2005................................................          N/A             N/A             N/A
----------------------------------------------------          --              ---
AllianceBernstein VP Growth and Income Portfolio
2005................................................         10.030         10.304             13
----------------------------------------------------         ------         ------            ---
AllianceBernstein VP Small/Mid Cap Value Portfolio
2005................................................         10.663         10.612              4
----------------------------------------------------         ------         ------            ---
American Century VP Inflation Protection Fund
2005................................................          9.914          9.859              5
----------------------------------------------------         ------         ------            ---
American Funds Global Growth Fund
2005................................................         10.852         11.384              5
----------------------------------------------------         ------         ------            ---
American Funds Global Small Capitalization Fund
2005................................................         10.618         11.985              3
----------------------------------------------------         ------         ------            ---
American Funds Growth Fund
2005................................................         10.038         11.201             67
----------------------------------------------------         ------         ------            ---
American Funds Growth-Income Fund
2005................................................         10.086         10.541             91
----------------------------------------------------         ------         ------            ---
American Funds International Fund
2005................................................         10.082         11.998             31
----------------------------------------------------         ------         ------            ---
Delaware VIP Capital Reserves
2005................................................          N/A             N/A             N/A
----------------------------------------------------         ------         ------            ---
Delaware VIP Diversified Income Series
2005................................................         10.001          9.802              1
----------------------------------------------------         ------         ------            ---
Delaware VIP Emerging Markets Series(4)
2005................................................         11.171         12.010              7
----------------------------------------------------         ------         ------            ---
Delaware VIP High Yield Series
2005................................................         10.014         10.216              4
----------------------------------------------------         ------         ------            ---
Delaware VIP REIT Series
2005................................................         10.398         10.385              3
----------------------------------------------------         ------         ------            ---
Delaware VIP Small Cap Value Series
2005................................................         10.368         10.746              2
----------------------------------------------------         ------         ------            ---
Delaware VIP Trend Series
2005................................................         10.279         11.215              5
----------------------------------------------------         ------         ------            ---
Delaware VIP Value Series
2005................................................         10.060         10.333              1
----------------------------------------------------         ------         ------            ---
Fidelity VIP Contrafund Portfolio
2005................................................         10.023         11.209             34
----------------------------------------------------         ------         ------            ---
Fidelity VIP Growth Portfolio
2005................................................         10.012         10.597              2
----------------------------------------------------         ------         ------            ---
Fidelity VIP Mid Cap
2005................................................         10.891         11.541              8
----------------------------------------------------         ------         ------            ---
Fidelity VIP Overseas Portfolio
2005................................................          9.984         11.958             10
----------------------------------------------------         ------         ------            ---
FTVIPT Franklin Small-Mid Cap Growth Securities Fund
2005................................................         10.379         10.916              1
----------------------------------------------------         ------         ------            ---



                                                                           with EGMDB                        with GOP
                                                          --------------------------------------------      -----------
                                                                                                            Accumulatio
                                                                                                                on
                                                           Accumulation unit value                          unit value
                                                          -------------------------                         -----------
                                                                                           Number of
                                                           Beginning        End of        accumulation       Beginning
                                                           of period        period           units           of period
                                                          -----------      --------      -------------      -----------
                                                          (Accumulation unit value in dollars and Number of accumulation units
                                                                                     in thousands)
AllianceBernstein VP Global Technology Portfolio
2005................................................          9.620          9.793              2              10.810
----------------------------------------------------          -----          -----              -              ------
AllianceBernstein VP Growth and Income Portfolio
2005................................................         11.200         11.506             97              12.354
----------------------------------------------------         ------         ------             --              ------
AllianceBernstein VP Small/Mid Cap Value Portfolio
2005................................................         17.664         18.500             26              17.811
----------------------------------------------------         ------         ------             --              ------
American Century VP Inflation Protection Fund
2005................................................         10.395         10.368             65              10.410
----------------------------------------------------         ------         ------             --              ------
American Funds Global Growth Fund
2005................................................         11.256         12.611             26              11.273
----------------------------------------------------         ------         ------             --              ------
American Funds Global Small Capitalization Fund
2005................................................         15.836         19.496             37              17.937
----------------------------------------------------         ------         ------             --              ------
American Funds Growth Fund
2005................................................         11.911         13.593            323              13.673
----------------------------------------------------         ------         ------            ---              ------
American Funds Growth-Income Fund
2005................................................         11.905         12.375            317              12.897
----------------------------------------------------         ------         ------            ---              ------
American Funds International Fund
2005................................................         13.265         15.830             99              14.186
----------------------------------------------------         ------         ------            ---              ------
Delaware VIP Capital Reserves
2005................................................          9.913          9.913             30               9.971
----------------------------------------------------         ------         ------            ---              ------
Delaware VIP Diversified Income Series
2005................................................         10.862         10.605            103              10.878
----------------------------------------------------         ------         ------            ---              ------
Delaware VIP Emerging Markets Series(4)
2005................................................         10.275         12.023             81              10.228
----------------------------------------------------         ------         ------            ---              ------
Delaware VIP High Yield Series
2005................................................         14.045         14.256             44              14.675
----------------------------------------------------         ------         ------            ---              ------
Delaware VIP REIT Series
2005................................................         17.994         18.885             65              18.704
----------------------------------------------------         ------         ------            ---              ------
Delaware VIP Small Cap Value Series
2005................................................         16.831         18.043            101              18.229
----------------------------------------------------         ------         ------            ---              ------
Delaware VIP Trend Series
2005................................................         12.998         13.483              8              14.780
----------------------------------------------------         ------         ------            ---              ------
Delaware VIP Value Series
2005................................................         11.646         12.101             62              12.631
----------------------------------------------------         ------         ------            ---              ------
Fidelity VIP Contrafund Portfolio
2005................................................         13.826         15.841            225              13.937
----------------------------------------------------         ------         ------            ---              ------
Fidelity VIP Growth Portfolio
2005................................................          9.648          9.997              7              10.711
----------------------------------------------------         ------         ------            ---              ------
Fidelity VIP Mid Cap
2005................................................         10.095         11.554             69              10.182
----------------------------------------------------         ------         ------            ---              ------
Fidelity VIP Overseas Portfolio
2005................................................         13.311         15.529             36              13.419
----------------------------------------------------         ------         ------            ---              ------
FTVIPT Franklin Small-Mid Cap Growth Securities Fund
2005................................................         12.708         13.079             29              12.811
----------------------------------------------------         ------         ------            ---              ------



                                                                   with GOP
                                                          ---------------------------
                                                          Accumula
                                                           ation
                                                            unit
                                                            value
                                                          --------
                                                                          Number of
                                                           End of        accumulation
                                                           period           units
                                                          --------      -------------
                                                             (Accumulation unit value in
                                                                dollars and Number of
                                                          accumulation units in thousands)
AllianceBernstein VP Global Technology Portfolio
2005................................................       11.032             13
----------------------------------------------------       ------             --
AllianceBernstein VP Growth and Income Portfolio
2005................................................       12.723             72
----------------------------------------------------       ------             --
AllianceBernstein VP Small/Mid Cap Value Portfolio
2005................................................       18.700             48
----------------------------------------------------       ------             --
American Century VP Inflation Protection Fund
2005................................................       10.410            208
----------------------------------------------------       ------            ---
American Funds Global Growth Fund
2005................................................       12.662             79
----------------------------------------------------       ------            ---
American Funds Global Small Capitalization Fund
2005................................................       22.139             39
----------------------------------------------------       ------            ---
American Funds Growth Fund
2005................................................       15.643            443
----------------------------------------------------       ------            ---
American Funds Growth-Income Fund
2005................................................       13.439            575
----------------------------------------------------       ------            ---
American Funds International Fund
2005................................................       16.972            208
----------------------------------------------------       ------            ---
Delaware VIP Capital Reserves
2005................................................        9.927              1
----------------------------------------------------       ------            ---
Delaware VIP Diversified Income Series
2005................................................       10.648            218
----------------------------------------------------       ------            ---
Delaware VIP Emerging Markets Series(4)
2005................................................       12.041            151
----------------------------------------------------       ------            ---
Delaware VIP High Yield Series
2005................................................       14.932             57
----------------------------------------------------       ------            ---
Delaware VIP REIT Series
2005................................................       19.679             74
----------------------------------------------------       ------            ---
Delaware VIP Small Cap Value Series
2005................................................       19.590            125
----------------------------------------------------       ------            ---
Delaware VIP Trend Series
2005................................................       15.370             28
----------------------------------------------------       ------            ---
Delaware VIP Value Series
2005................................................       13.157             78
----------------------------------------------------       ------            ---
Fidelity VIP Contrafund Portfolio
2005................................................       16.008            287
----------------------------------------------------       ------            ---
Fidelity VIP Growth Portfolio
2005................................................       11.126             33
----------------------------------------------------       ------            ---
Fidelity VIP Mid Cap
2005................................................       11.571            128
----------------------------------------------------       ------            ---
Fidelity VIP Overseas Portfolio
2005................................................       15.695             26
----------------------------------------------------       ------            ---
FTVIPT Franklin Small-Mid Cap Growth Securities Fund
2005................................................       13.218             21
----------------------------------------------------       ------            ---



                                                                         Acct Value DB
                                                          --------------------------------------------
                                                           Accumulation unit value
                                                          -------------------------
                                                                                           Number of
                                                           Beginning        End of        accumulation
                                                           of period        period           units
                                                          -----------      --------      -------------
                                                            (Accumulation unit value in dollars and
                                                                     Number of accumulation
                                                                      units in thousands)
AllianceBernstein VP Global Technology Portfolio
2005................................................         13.454         13.737              2
----------------------------------------------------         ------         ------              -
AllianceBernstein VP Growth and Income Portfolio
2005................................................         13.167         13.568              2
----------------------------------------------------         ------         ------              -
AllianceBernstein VP Small/Mid Cap Value Portfolio
2005................................................         15.402         16.179              1*
----------------------------------------------------         ------         ------              -
American Century VP Inflation Protection Fund
2005................................................         10.414         10.419              8
----------------------------------------------------         ------         ------              -
American Funds Global Growth Fund
2005................................................         11.276         12.672              7
----------------------------------------------------         ------         ------              -
American Funds Global Small Capitalization Fund
2005................................................         16.837         20.791             14
----------------------------------------------------         ------         ------             --
American Funds Growth Fund
2005................................................         13.655         15.630             27
----------------------------------------------------         ------         ------             --
American Funds Growth-Income Fund
2005................................................         13.370         13.939             28
----------------------------------------------------         ------         ------             --
American Funds International Fund
2005................................................         15.519         18.576             14
----------------------------------------------------         ------         ------             --
Delaware VIP Capital Reserves
2005................................................          9.856          9.930              2
----------------------------------------------------         ------         ------             --
Delaware VIP Diversified Income Series
2005................................................         10.881         10.656              9
----------------------------------------------------         ------         ------             --
Delaware VIP Emerging Markets Series(4)
2005................................................         10.393         12.044             28
----------------------------------------------------         ------         ------             --
Delaware VIP High Yield Series
2005................................................         12.443         12.668              6
----------------------------------------------------         ------         ------             --
Delaware VIP REIT Series
2005................................................         15.751         16.581              6
----------------------------------------------------         ------         ------             --
Delaware VIP Small Cap Value Series
2005................................................         15.716         16.899              9
----------------------------------------------------         ------         ------             --
Delaware VIP Trend Series
2005................................................         13.886         14.447              1*
----------------------------------------------------         ------         ------             --
Delaware VIP Value Series
2005................................................         13.601         14.175              4
----------------------------------------------------         ------         ------             --
Fidelity VIP Contrafund Portfolio
2005................................................         13.909         15.985             18
----------------------------------------------------         ------         ------             --
Fidelity VIP Growth Portfolio
2005................................................         12.488         12.979              1
----------------------------------------------------         ------         ------             --
Fidelity VIP Mid Cap
2005................................................         10.097         11.574             16
----------------------------------------------------         ------         ------             --
Fidelity VIP Overseas Portfolio
2005................................................         15.844         18.539              3
----------------------------------------------------         ------         ------             --
FTVIPT Franklin Small-Mid Cap Growth Securities Fund
2005................................................         14.227         14.686              2
----------------------------------------------------         ------         ------             --


                                      B-1



                                                                      with EEB
                                                    --------------------------------------------
                                                     Accumulation unit value
                                                    -------------------------
                                                                                     Number of
                                                     Beginning        End of        accumulation
                                                     of period        period           units
                                                    -----------      --------      -------------
                                                      (Accumulation unit value in dollars and
                                                                      Number of
                                                          accumulation units in thousands)
FTVIPT Templeton Global Income Securities
2005..........................................          9.813          9.853              2
----------------------------------------------          -----          -----              -
FTVIPT Templeton Growth Securities Fund
2005..........................................         10.042         10.797              3
----------------------------------------------         ------         ------              -
Lincoln VIP Aggressive Growth Fund
2005..........................................          N/A             N/A             N/A
----------------------------------------------         ------         ------            ---
Lincoln VIP Aggressive Profile Fund
2005..........................................         10.563         10.860              1*
----------------------------------------------         ------         ------            ---
Lincoln VIP Bond Fund
2005..........................................          9.929          9.861             57
----------------------------------------------         ------         ------            ---
Lincoln VIP Capital Appreciation Fund
2005..........................................          9.969         10.440              3
----------------------------------------------         ------         ------            ---
Lincoln VIP Conservative Profile Fund
2005..........................................         10.137         10.231              1*
----------------------------------------------         ------         ------            ---
Lincoln VIP Core Fund
2005..........................................          N/A             N/A             N/A
----------------------------------------------         ------         ------            ---
Lincoln VIP Equity-Income Fund
2005..........................................         10.029         10.451              3
----------------------------------------------         ------         ------            ---
Lincoln VIP Global Asset Allocation Fund
2005..........................................         10.078         10.557              5
----------------------------------------------         ------         ------            ---
Lincoln VIP Growth Fund
2005..........................................          N/A             N/A             N/A
----------------------------------------------         ------         ------            ---
Lincoln VIP Growth and Income Fund
2005..........................................         10.507         10.344              1
----------------------------------------------         ------         ------            ---
Lincoln VIP Growth Opportunities
2005..........................................          N/A             N/A             N/A
----------------------------------------------         ------         ------            ---
Lincoln VIP International Fund
2005..........................................          9.996         11.075             18
----------------------------------------------         ------         ------            ---
Lincoln VIP Moderate Profile Fund
2005..........................................          N/A             N/A             N/A
----------------------------------------------         ------         ------            ---
Lincoln VIP Moderately Aggressive Profile Fund
2005..........................................         10.466         10.625              1*
----------------------------------------------         ------         ------            ---
Lincoln VIP Money Market Fund
2005..........................................         10.001         10.054             23
----------------------------------------------         ------         ------            ---
Lincoln VIP Social Awareness Fund
2005..........................................         10.031         10.745             33
----------------------------------------------         ------         ------            ---
MFS VIT Total Return Series
2005..........................................         10.008         10.103              3
----------------------------------------------         ------         ------            ---
MFS VIT Utilities Series
2005..........................................         10.334         11.034              4
----------------------------------------------         ------         ------            ---
Neuberger Berman AMT Mid-Cap Growth Portfolio
2005..........................................         10.181         11.170              7
----------------------------------------------         ------         ------            ---
Neuberger Berman AMT Regency Portfolio
2005..........................................         10.097         10.991              6
----------------------------------------------         ------         ------            ---
Scudder VIT Equity 500 Index Fund
2005..........................................         10.178         10.386              1
----------------------------------------------         ------         ------            ---
Scudder VIT Small Cap Index Fund
2005..........................................          N/A             N/A             N/A
----------------------------------------------         ------         ------            ---



                                                                     with EGMDB                        with GOP
                                                    --------------------------------------------      -----------
                                                                                                      Accumulatio
                                                                                                          on
                                                     Accumulation unit value                          unit value
                                                    -------------------------                         -----------
                                                                                     Number of
                                                     Beginning        End of        accumulation       Beginning
                                                     of period        period           units           of period
                                                    -----------      --------      -------------      -----------
                                                    (Accumulation unit value in dollars and Number of accumulation units
                                                                               in thousands)
FTVIPT Templeton Global Income Securities
2005..........................................          9.822          9.864             34               9.763
----------------------------------------------          -----          -----             --               -----
FTVIPT Templeton Growth Securities Fund
2005..........................................         12.299         13.151             59              13.332
----------------------------------------------         ------         ------             --              ------
Lincoln VIP Aggressive Growth Fund
2005..........................................         13.707         14.747              5              10.405
----------------------------------------------         ------         ------             --              ------
Lincoln VIP Aggressive Profile Fund
2005..........................................         10.016         10.872              7              10.155
----------------------------------------------         ------         ------             --              ------
Lincoln VIP Bond Fund
2005..........................................         10.322         10.380            150              10.008
----------------------------------------------         ------         ------            ---              ------
Lincoln VIP Capital Appreciation Fund
2005..........................................         12.559         12.822              6              10.092
----------------------------------------------         ------         ------            ---              ------
Lincoln VIP Conservative Profile Fund
2005..........................................         10.153         10.243             32              10.012
----------------------------------------------         ------         ------            ---              ------
Lincoln VIP Core Fund
2005..........................................          N/A             N/A             N/A              10.077
----------------------------------------------         ------         ------            ---              ------
Lincoln VIP Equity-Income Fund
2005..........................................         10.142         10.463             11              10.009
----------------------------------------------         ------         ------            ---              ------
Lincoln VIP Global Asset Allocation Fund
2005..........................................         12.607         13.191              7              10.113
----------------------------------------------         ------         ------            ---              ------
Lincoln VIP Growth Fund
2005..........................................         10.186         10.809              3              10.198
----------------------------------------------         ------         ------            ---              ------
Lincoln VIP Growth and Income Fund
2005..........................................          N/A             N/A             N/A              10.305
----------------------------------------------         ------         ------            ---              ------
Lincoln VIP Growth Opportunities
2005..........................................         10.944         11.430              4              11.161
----------------------------------------------         ------         ------            ---              ------
Lincoln VIP International Fund
2005..........................................         15.542         17.136             47              10.125
----------------------------------------------         ------         ------            ---              ------
Lincoln VIP Moderate Profile Fund
2005..........................................         10.006         10.460            246              10.000
----------------------------------------------         ------         ------            ---              ------
Lincoln VIP Moderately Aggressive Profile Fund
2005..........................................         10.000         10.637            322              10.122
----------------------------------------------         ------         ------            ---              ------
Lincoln VIP Money Market Fund
2005..........................................          9.794          9.863             17              10.005
----------------------------------------------         ------         ------            ---              ------
Lincoln VIP Social Awareness Fund
2005..........................................         13.524         14.844             20              10.150
----------------------------------------------         ------         ------            ---              ------
MFS VIT Total Return Series
2005..........................................         11.870         11.961            132              12.384
----------------------------------------------         ------         ------            ---              ------
MFS VIT Utilities Series
2005..........................................         12.032         13.775             95              12.763
----------------------------------------------         ------         ------            ---              ------
Neuberger Berman AMT Mid-Cap Growth Portfolio
2005..........................................         11.963         13.365             31              12.063
----------------------------------------------         ------         ------            ---              ------
Neuberger Berman AMT Regency Portfolio
2005..........................................         15.700         17.270             34              15.830
----------------------------------------------         ------         ------            ---              ------
Scudder VIT Equity 500 Index Fund
2005..........................................         13.021         13.354             16              13.074
----------------------------------------------         ------         ------            ---              ------
Scudder VIT Small Cap Index Fund
2005..........................................         15.593         15.926             10              10.304
----------------------------------------------         ------         ------            ---              ------



                                                             with GOP
                                                    ---------------------------
                                                    Accumula
                                                     ation
                                                      unit
                                                      value
                                                    --------
                                                                    Number of
                                                     End of        accumulation
                                                     period           units
                                                    --------      -------------
                                                       (Accumulation unit value in
                                                          dollars and Number of
                                                    accumulation units in thousands)
FTVIPT Templeton Global Income Securities
2005..........................................        9.879             37
----------------------------------------------        -----             --
FTVIPT Templeton Growth Securities Fund
2005..........................................       14.290             29
----------------------------------------------       ------             --
Lincoln VIP Aggressive Growth Fund
2005..........................................       10.985              8
----------------------------------------------       ------             --
Lincoln VIP Aggressive Profile Fund
2005..........................................       10.888            100
----------------------------------------------       ------            ---
Lincoln VIP Bond Fund
2005..........................................        9.886            413
----------------------------------------------       ------            ---
Lincoln VIP Capital Appreciation Fund
2005..........................................       10.468             19
----------------------------------------------       ------            ---
Lincoln VIP Conservative Profile Fund
2005..........................................       10.257            158
----------------------------------------------       ------            ---
Lincoln VIP Core Fund
2005..........................................       10.251              1
----------------------------------------------       ------            ---
Lincoln VIP Equity-Income Fund
2005..........................................       10.478             33
----------------------------------------------       ------            ---
Lincoln VIP Global Asset Allocation Fund
2005..........................................       10.584             12
----------------------------------------------       ------            ---
Lincoln VIP Growth Fund
2005..........................................       10.825             20
----------------------------------------------       ------            ---
Lincoln VIP Growth and Income Fund
2005..........................................       10.370             12
----------------------------------------------       ------            ---
Lincoln VIP Growth Opportunities
2005..........................................       11.446              1
----------------------------------------------       ------            ---
Lincoln VIP International Fund
2005..........................................       11.103             95
----------------------------------------------       ------            ---
Lincoln VIP Moderate Profile Fund
2005..........................................       10.475            618
----------------------------------------------       ------            ---
Lincoln VIP Moderately Aggressive Profile Fund
2005..........................................       10.652            620
----------------------------------------------       ------            ---
Lincoln VIP Money Market Fund
2005..........................................       10.080            221
----------------------------------------------       ------            ---
Lincoln VIP Social Awareness Fund
2005..........................................       10.773             57
----------------------------------------------       ------            ---
MFS VIT Total Return Series
2005..........................................       12.510            191
----------------------------------------------       ------            ---
MFS VIT Utilities Series
2005..........................................       14.649             66
----------------------------------------------       ------            ---
Neuberger Berman AMT Mid-Cap Growth Portfolio
2005..........................................       13.510             41
----------------------------------------------       ------            ---
Neuberger Berman AMT Regency Portfolio
2005..........................................       17.457             47
----------------------------------------------       ------            ---
Scudder VIT Equity 500 Index Fund
2005..........................................       13.442             34
----------------------------------------------       ------            ---
Scudder VIT Small Cap Index Fund
2005..........................................       10.773             13
----------------------------------------------       ------            ---



                                                                   Acct Value DB
                                                    --------------------------------------------
                                                     Accumulation unit value
                                                    -------------------------
                                                                                     Number of
                                                     Beginning        End of        accumulation
                                                     of period        period           units
                                                    -----------      --------      -------------
                                                      (Accumulation unit value in dollars and
                                                               Number of accumulation
                                                                units in thousands)
FTVIPT Templeton Global Income Securities
2005..........................................         10.051          9.881              4
----------------------------------------------         ------          -----              -
FTVIPT Templeton Growth Securities Fund
2005..........................................         14.508         15.559              5
----------------------------------------------         ------         ------              -
Lincoln VIP Aggressive Growth Fund
2005..........................................          N/A             N/A             N/A
----------------------------------------------         ------         ------            ---
Lincoln VIP Aggressive Profile Fund
2005..........................................          N/A             N/A             N/A
----------------------------------------------         ------         ------            ---
Lincoln VIP Bond Fund
2005..........................................          9.906          9.889             26
----------------------------------------------         ------         ------            ---
Lincoln VIP Capital Appreciation Fund
2005..........................................          9.947         10.470              1*
----------------------------------------------         ------         ------            ---
Lincoln VIP Conservative Profile Fund
2005..........................................          N/A             N/A             N/A
----------------------------------------------         ------         ------            ---
Lincoln VIP Core Fund
2005..........................................          N/A             N/A             N/A
----------------------------------------------         ------         ------            ---
Lincoln VIP Equity-Income Fund
2005..........................................         10.114         10.481              1*
----------------------------------------------         ------         ------            ---
Lincoln VIP Global Asset Allocation Fund
2005..........................................         10.608         10.587              5
----------------------------------------------         ------         ------            ---
Lincoln VIP Growth Fund
2005..........................................         10.273         10.827              1*
----------------------------------------------         ------         ------            ---
Lincoln VIP Growth and Income Fund
2005..........................................          N/A             N/A             N/A
----------------------------------------------         ------         ------            ---
Lincoln VIP Growth Opportunities
2005..........................................          N/A             N/A             N/A
----------------------------------------------         ------         ------            ---
Lincoln VIP International Fund
2005..........................................         10.556         11.107              6
----------------------------------------------         ------         ------            ---
Lincoln VIP Moderate Profile Fund
2005..........................................         10.083         10.478             72
----------------------------------------------         ------         ------            ---
Lincoln VIP Moderately Aggressive Profile Fund
2005..........................................         10.000         10.655              8
----------------------------------------------         ------         ------            ---
Lincoln VIP Money Market Fund
2005..........................................          N/A             N/A             N/A
----------------------------------------------         ------         ------            ---
Lincoln VIP Social Awareness Fund
2005..........................................         10.291         10.776              8
----------------------------------------------         ------         ------            ---
MFS VIT Total Return Series
2005..........................................         12.142         12.272              5
----------------------------------------------         ------         ------            ---
MFS VIT Utilities Series
2005..........................................         15.271         17.537             18
----------------------------------------------         ------         ------            ---
Neuberger Berman AMT Mid-Cap Growth Portfolio
2005..........................................         13.922         15.599              5
----------------------------------------------         ------         ------            ---
Neuberger Berman AMT Regency Portfolio
2005..........................................         15.443         17.038              5
----------------------------------------------         ------         ------            ---
Scudder VIT Equity 500 Index Fund
2005..........................................         10.117         10.416              3
----------------------------------------------         ------         ------            ---
Scudder VIT Small Cap Index Fund
2005..........................................          N/A             N/A             N/A
----------------------------------------------         ------         ------            ---

Lincoln ChoicePlus Assurance (Bonus)
Lincoln Life Variable Annuity Account N   (Registrant)

The Lincoln National Life Insurance Company   (Depositor)



Statement of Additional Information (SAI)

This SAI should be read in conjunction with the Lincoln ChoicePlus Assurance (Bonus) prospectus of Lincoln Life Variable Annuity Account N dated May 1, 2006. You may obtain a copy of the Lincoln ChoicePlus Assurance (Bonus) prospectus on request and without charge. Please write Lincoln Life Customer Service, The Lincoln National Life Insurance Company, PO Box 7866, Fort Wayne, IN 46802-7866, or call 1-888-868-2583.




Table of Contents





Item                                                  Page
Special Terms                                        B-2
Services                                             B-2
Principal Underwriter                                B-2
Purchase of Securities Being Offered                 B-2
Interest Adjustment Example                          B-2
Annuity Payouts                                      B-4
Examples of Regular Income Payment
Calculations                                         B-5


Item                                                  Page
Determination of Accumulation and Annuity Unit
Value                                                B-5
Advertising                                          B-5
Additional Services                                  B-6
Other Information                                    B-7
Financial Statements                                 B-7


This SAI is not a prospectus.

The date of this SAI is May 1, 2006.



Special Terms

The special terms used in this SAI are the ones defined in the Prospectus.


Services

Independent Registered Public Accounting Firm

The financial statements of the VAA and the consolidated financial statements of Lincoln Life appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports, also appearing in this SAI and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.


Keeper of Records


All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln Life. We have entered into an agreement with the Delaware Management Holdings, Inc. and Delaware Service Company, Inc., One Commerce Square, 2005 Market Street, Philadelphia, PA 19103, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service.




Principal Underwriter
We serve as principal underwriter for the contracts, as described in the prospectus. We are not a member of the Securities Investor Protection Corporation. We offer the contracts to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. We offer the contracts through our sales representatives ("Lincoln Sales Representatives"), who are also associated with Lincoln Financial Advisors Corporation, our affiliate and the principal underwriter for certain other contracts issued by us. We also may enter into selling agreements with other broker-dealers ("Selling Firms") for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. We paid $67,422,223, $97,680,796, and $115,249,891 to Lincoln
Sales Representatives and Selling Firms in 2003, 2004, and 2005, respectively, as sales compensation with respect to the contracts. We retained no underwriting commissions for the sale of the contracts.



Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.

Both before and after the annuity commencement date, there are exchange privileges between subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.


The offering of the contracts is continuous.




Interest Adjustment Example

Note: This example is intended to show how the interest adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the interest adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The interest adjustment may be referred to as a market value adjustment in your contract.


                                                                             B-2

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE

                             CASH SURRENDER VALUES



         Single Premium ...................       $50,000
         Premium taxes ....................       None
         Withdrawals ......................       None
         Guaranteed Period ................       5 years
         Guaranteed Interest Rate .........       3.50%
         Annuity Date .....................       Age 70
         Index Rate A .....................       3.50%
         Index Rate B .....................       4.00% End of contract year 1
                                                  3.50% End of contract year 2
                                                  3.00% End of contract year 3
                                                  2.00% End of contract year 4
         Percentage adjustment to B .......       0.50%



  Formula                       (1 + Index A)n
                        ------------------------------
                                                            -1
                        (1 + Index B + % Adjustment)n

                          SURRENDER VALUE CALCULATION



                                                      (3)
                     (1)            (2)               Adjusted
                     Annuity        Index Rate        Annuity
Contract Year        Value          Factor            Value
---------------      ---------      ------------      ----------
  1 ...........      $51,710         0.962268         $49,759
  2 ...........      $53,480         0.985646         $52,712
  3 ...........      $55,312         1.000000         $55,312
  4 ...........      $57,208         1.009756         $57,766
  5 ...........      $59,170            N/A           $59,170



                     (4)            (5)               (6)              (7)
                     Minimum        Greater of        Surrender        Surrender
Contract Year        Value          (3) & (4)         Charge           Value
---------------      ---------      ------------      -----------      ----------
  1 ...........      $50,710        $50,710           $4,250           $46,460
  2 ...........      $51,431        $52,712           $4,250           $48,462
  3 ...........      $52,162        $55,312           $4,000           $51,312
  4 ...........      $52,905        $57,766           $3,500           $54,266
  5 ...........      $53,658        $59,170           $3,000           $56,170

                           ANNUITY VALUE CALCULATION



                          BOY*                                                  Annual                  EOY**
                          Annuity                 Guaranteed                    Account                 Annuity
Contract Year             Value                   Interest Rate                 Fee                     Value
--------------------      ---------               ---------------               ---------               ----------
  1 ................      $50,000        x            1.035            -        $40            =        $51,710
  2 ................      $51,710        x            1.035            -        $40            =        $53,480
  3 ................      $53,480        x            1.035            -        $40            =        $55,312
  4 ................      $55,312        x            1.035            -        $40            =        $57,208
  5 ................      $57,208        x            1.035            -        $40            =        $59,170

                         SURRENDER CHARGE CALCULATION



                          Surrender
                          Charge                                           Surrender
Contract Year             Factor                   Deposit                 Charge
--------------------      ----------               ---------               ----------
  1 ................           8.5%       x        $50,000        =        $4,250
  2 ................           8.5%       x        $50,000        =        $4,250
  3 ................           8.0%       x        $50,000        =        $4,000
  4 ................           7.0%       x        $50,000        =        $3,500
  5 ................           6.0%       x        $50,000        =        $3,000

B-3

                            INDEX RATE FACTOR CALCULATION



Contract Year            Index A         Index B         Adj Index B         N           Result
------------------       ---------       ---------       -------------       -----       ---------
  1 ..............        3.50%           4.00%             4.50%             4          0.962268
  2 ..............        3.50%           3.50%             4.00%             3          0.985646
  3 ..............        3.50%           3.00%             3.50%             2          1.000000
  4 ..............        3.50%           2.00%             2.50%             1          1.009756
  5 ..............        3.50%            N/A               N/A             N/A            N/A

                           MINIMUM VALUE CALCULATION



                                                   Minimum                       Annual
                                                   Guaranteed                    Account                 Minimum
Contract Year                                      Interest Rate                 Fee                     Value
--------------------                               ---------------               ---------               ----------
  1 ................      $50,000         x            1.015            -        $40            =        $50,710
  2 ................      $50,710         x            1.015            -        $40            =        $51,431
  3 ................      $51,431         x            1.015            -        $40            =        $52,162
  4 ................      $52,162         x            1.015            -        $40            =        $52,905
  5 ................      $52,905         x            1.015            -        $40            =        $53,658

                               * BOY = beginning of year

                                          ** EOY = end of year




Annuity Payouts

Variable Annuity Payouts

Variable annuity payouts will be determined on the basis of:
 o the dollar value of the contract on the annuity commencement date less any applicable premium tax (and less any surrender charges on purchase payments in the contract for less than 12 months if bonus credits applied to the purchase payments);
 o the annuity tables contained in the contract;
 o the type of annuity option selected; and
 o the investment results of the fund(s) selected.

In order to determine the amount of variable annuity payouts, we make the following calculation:
 o first, we determine the dollar amount of the first payout;
 o second, we credit the contract with a fixed number of annuity units based on the amount of the first payout; and
 o third, we calculate the value of the annuity units each period thereafter.

These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5%, or 6% per annum, depending on the terms of your contract. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.

Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed rate of interest were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an annuity commencement date, the contract is credited with annuity units for each subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying


                                                                             B-4

the contractowner's fixed number of annuity units in each subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each subaccount at the end of any valuation date is determined by multiplying the subaccount annuity unit value for the immediately preceding valuation date by the product of:
 o The net investment factor of the subaccount for the valuation period for which the annuity unit value is being determined, and
 o A factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.



Proof of Age, Sex and Survival


We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.




Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the access period and the impact of a withdrawal on the regular income payments. These examples assume that the investment return is the same as the assumed investment return
(AIR) to make the regular income payment calculations simpler to understand. The regular income payments will vary based on the investment performance of the underlying funds.




         Annuitant ...........................      Male, Age 65
         Secondary Life ......................      Female, Age 63
         Purchase Payment ....................      $200,000.00
         Regular Income Payment Frequency ....      Annual
         AIR .................................      4.0%
         Hypothetical Investment Return ......      4.0%

                                                    15-year Access Period         30-Year Access Period
         Regular Income Payment ..............      $ 10,813.44                   $10,004.94



A 10% withdrawal from the account value will reduce the regular income payments by 10% to $9,732.10 with the 15-year access period and $9,004.45 with the 30-year access period.

At the end of the 15-year access period, the remaining account value of $135,003.88 (assuming no withdrawals) will be used to continue the $10,813.44 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. At the end of the 30-year access period, the remaining account value of $65,108.01 (assuming no withdrawals) will be used to continue the $10,004.94 regular income payment during the lifetime income period for the lives of the annuitant and secondary life. (Note: the regular income payments during the lifetime income period will vary with the investment performance of the underlying funds).



Determination of Accumulation and Annuity Unit Value
A description of the days on which accumulation and annuity units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.


Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.




Advertising
Lincoln National Life Insurance Company (Lincoln Life) is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's, Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Lincoln Life. The ratings are not intended to reflect the investment experience or financial strength of the VAA.



B-5


We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln Life or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.



Additional Services
Dollar Cost Averaging (DCA) - You may systematically transfer, on a monthly basis, amounts from certain subaccounts, or the fixed side (if available) of the contract into the subaccounts. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:

 o the annuity commencement date;
 o the value of the amount being DCA'd is depleted; or
 o you cancel the program by written request or by telephone if we have your telephone authorization on file.

A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or interest adjustment which may apply to transfers. Upon receipt of an additional purchase payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional purchase payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Automatic Withdrawal Service (AWS) - AWS provides an automatic, periodic withdrawal of contract value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to us. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Contingent deferred sales charges.

Cross Reinvestment Program/Earnings Sweep Program - Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.

The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.


                                                                             B-6

Portfolio Rebalancing - Portfolio rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the contract value, allocated to each variable subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. Once the portfolio rebalancing option is activated, any variable subaccount transfers executed outside of the portfolio rebalancing program will terminate the portfolio rebalancing program. Any subsequent purchase payment or withdrawal that modifies the account balance within each variable subaccount may also cause termination of the portfolio rebalancing program. Any such termination will be confirmed to the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the contractowner may make these elections by phone. The portfolio rebalancing program is not available following the annuity commencement date.




Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.



Financial Statements

Financial statements of the VAA and of Lincoln Life appear on the following pages.

Lincoln Life Variable Annuity Account N

Statement of assets and liabilities

December 31, 2005

                                                                                                         Mortality &
                                                                                                         Expense
                                                              Contract                     Contract      Guarantee
                                                              Purchases                    Redemptions   Charges
                                                              Due from                     Due to        Payable to
                                                              The Lincoln                  The Lincoln   The Lincoln
                                                              National Life                National Life National Life
                                                              Insurance                    Insurance     Insurance
Subaccount                                     Investments    Company       Total Assets   Company       Company
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth                                $   11,094,860   $    192    $   11,095,052    $    --      $    885
AIM V.I. Growth Class II                            5,096,443      8,704         5,105,147         --           445
AIM V.I. International Growth                      11,256,437         --        11,256,437         --           902
AIM V.I. International Growth Class II              6,450,115         --         6,450,115        102           555
AIM V.I. Premier Equity                            28,509,085         --        28,509,085     12,735         2,272
AIM V.I. Premier Equity Class II                    8,681,844         --         8,681,844      9,403           756
ABVPSF Global Technology Class B                   15,881,710      3,550        15,885,260         --         1,362
ABVPSF Growth and Income Class B                  206,163,873    176,720       206,340,593         --        17,963
ABVPSF Large Cap Growth Class B                    38,761,726     36,201        38,797,927         --         3,333
ABVPSF Small/Mid Cap Value Class B                 53,344,970    159,715        53,504,685         --         4,757
American Century VP Inflation Protection
 Class 2                                           99,945,525    106,108       100,051,633         --         8,822
American Funds Global Growth Class 2               59,279,606    204,700        59,484,306         --         5,284
American Funds Global Small Capitalization
 Class 2                                          146,034,063     65,525       146,099,588         --        12,664
American Funds Growth Class 2                   1,027,114,839    920,234     1,028,035,073         --        90,428
American Funds Growth-Income Class 2            1,157,893,598    888,667     1,158,782,265         --       102,676
American Funds International Class 2              412,746,870    304,518       413,051,388         --        36,096
Delaware VIPT Capital Reserves Service Class        4,126,013     16,494         4,142,507         --           364
Delaware VIPT Diversified Income Service Class    117,541,740    136,891       117,678,631         --        10,501
Delaware VIPT Emerging Markets Service Class       63,548,475    110,752        63,659,227         --         5,601
Delaware VIPT High Yield                           14,853,788    163,813        15,017,601         --         1,147
Delaware VIPT High Yield Service Class            151,276,382     80,379       151,356,761         --        13,447
Delaware VIPT International Value Equity            2,814,120         --         2,814,120         11           217
Delaware VIPT REIT                                 22,973,433        199        22,973,632         --         1,776
Delaware VIPT REIT Service Class                  161,809,327         --       161,809,327     36,382        14,365
Delaware VIPT Small Cap Value                      32,288,254         --        32,288,254          6         2,498
Delaware VIPT Small Cap Value Service Class       196,777,021     57,579       196,834,600         --        17,562
Delaware VIPT Trend                                30,725,388         --        30,725,388     15,141         2,379
Delaware VIPT Trend Service Class                 107,884,407         --       107,884,407     53,858         9,582
Delaware VIPT U.S. Growth Service Class            38,949,830     33,677        38,983,507         --         3,393
Delaware VIPT Value                                17,656,729         --        17,656,729     21,325         1,365
Delaware VIPT Value Service Class                  68,274,157     38,411        68,312,568         --         6,143
Fidelity VIP Contrafund Service Class 2           242,206,208    522,588       242,728,796         --        21,509
Fidelity VIP Equity-Income                         28,073,525         --        28,073,525     22,293         2,170
Fidelity VIP Equity-Income Service Class 2        108,477,370         --       108,477,370      4,136         9,581
Fidelity VIP Growth                                19,402,951         --        19,402,951        104         1,499
Fidelity VIP Growth Service Class 2                40,510,285     48,355        40,558,640         --         3,597
Fidelity VIP Mid Cap Service Class 2               29,149,535    118,773        29,268,308         --         2,612
Fidelity VIP Overseas                               7,812,074         --         7,812,074      2,121           603
Fidelity VIP Overseas Service Class 2              93,451,027    209,813        93,660,840         --         8,276
FTVIPT Franklin Small-Mid Cap Growth
 Securities Class 2                                59,131,861     80,371        59,212,232         --         5,155
FTVIPT Templeton Global Income Securities
 Class 2                                            9,220,668     76,969         9,297,637         --           856
FTVIPT Templeton Growth Securities Class 2         89,781,519     57,731        89,839,250         --         7,907
Janus Aspen Series Balanced Service Shares         39,734,306         --        39,734,306        583         3,430
Janus Aspen Series Mid Cap Growth Service
 Shares                                            15,321,027         --        15,321,027      1,624         1,336
Janus Aspen Series Worldwide Growth Service
 Shares                                             4,362,592         --         4,362,592        448           377
Lincoln VIPT Aggressive Growth                      1,832,480         --         1,832,480         --           162
Lincoln VIPT Aggressive Growth Service Class        5,538,391         --         5,538,391          3           482








Subaccount                                     Net Assets
-------------------------------------------------------------
AIM V.I. Growth                                $   11,094,167
AIM V.I. Growth Class II                            5,104,702
AIM V.I. International Growth                      11,255,535
AIM V.I. International Growth Class II              6,449,458
AIM V.I. Premier Equity                            28,494,078
AIM V.I. Premier Equity Class II                    8,671,685
ABVPSF Global Technology Class B                   15,883,898
ABVPSF Growth and Income Class B                  206,322,630
ABVPSF Large Cap Growth Class B                    38,794,594
ABVPSF Small/Mid Cap Value Class B                 53,499,928
American Century VP Inflation Protection
 Class 2                                          100,042,811
American Funds Global Growth Class 2               59,479,022
American Funds Global Small Capitalization
 Class 2                                          146,086,924
American Funds Growth Class 2                   1,027,944,645
American Funds Growth-Income Class 2            1,158,679,589
American Funds International Class 2              413,015,292
Delaware VIPT Capital Reserves Service Class        4,142,143
Delaware VIPT Diversified Income Service Class    117,668,130
Delaware VIPT Emerging Markets Service Class       63,653,626
Delaware VIPT High Yield                           15,016,454
Delaware VIPT High Yield Service Class            151,343,314
Delaware VIPT International Value Equity            2,813,892
Delaware VIPT REIT                                 22,971,856
Delaware VIPT REIT Service Class                  161,758,580
Delaware VIPT Small Cap Value                      32,285,750
Delaware VIPT Small Cap Value Service Class       196,817,038
Delaware VIPT Trend                                30,707,868
Delaware VIPT Trend Service Class                 107,820,967
Delaware VIPT U.S. Growth Service Class            38,980,114
Delaware VIPT Value                                17,634,039
Delaware VIPT Value Service Class                  68,306,425
Fidelity VIP Contrafund Service Class 2           242,707,287
Fidelity VIP Equity-Income                         28,049,062
Fidelity VIP Equity-Income Service Class 2        108,463,653
Fidelity VIP Growth                                19,401,348
Fidelity VIP Growth Service Class 2                40,555,043
Fidelity VIP Mid Cap Service Class 2               29,265,696
Fidelity VIP Overseas                               7,809,350
Fidelity VIP Overseas Service Class 2              93,652,564
FTVIPT Franklin Small-Mid Cap Growth
 Securities Class 2                                59,207,077
FTVIPT Templeton Global Income Securities
 Class 2                                            9,296,781
FTVIPT Templeton Growth Securities Class 2         89,831,343
Janus Aspen Series Balanced Service Shares         39,730,293
Janus Aspen Series Mid Cap Growth Service
 Shares                                            15,318,067
Janus Aspen Series Worldwide Growth Service
 Shares                                             4,361,767
Lincoln VIPT Aggressive Growth                      1,832,318
Lincoln VIPT Aggressive Growth Service Class        5,537,906

See accompanying notes.

Lincoln Life Variable Annuity Account N

December 31, 2005

                                                                                                      Mortality &
                                                                                                      Expense
                                                             Contract                   Contract      Guarantee
                                                             Purchases                  Redemptions   Charges
                                                             Due from                   Due to        Payable to
                                                             The Lincoln                The Lincoln   The Lincoln
                                                             National Life              National Life National Life
                                                             Insurance                  Insurance     Insurance
Subaccount                                      Investments  Company       Total Assets Company       Company       Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Lincoln VIPT Aggressive Profile Service Class   $ 17,832,311   $ 42,891    $ 17,875,202   $     --       $ 1,627    $ 17,873,575
Lincoln VIPT Bond                                353,809,258         --     353,809,258    287,283        30,672     353,491,303
Lincoln VIPT Bond Service Class                  321,807,999    650,070     322,458,069         --        28,630     322,429,439
Lincoln VIPT Capital Appreciation                  3,928,820         --       3,928,820          4           353       3,928,463
Lincoln VIPT Capital Appreciation Service Class   11,917,424      1,536      11,918,960         --         1,052      11,917,908
Lincoln VIPT Conservative Profile Service Class   30,715,081         --      30,715,081    188,835         2,947      30,523,299
Lincoln VIPT Core                                    131,734         --         131,734         --            10         131,724
Lincoln VIPT Core Service Class                      795,141        320         795,461         --            79         795,382
Lincoln VIPT Equity-Income Service Class           4,697,646     84,586       4,782,232         --           426       4,781,806
Lincoln VIPT Global Asset Allocation              26,678,903     82,224      26,761,127         --         2,611      26,758,516
Lincoln VIPT Global Asset Allocation
 Service Class                                     9,580,966     10,236       9,591,202         --           851       9,590,351
Lincoln VIPT Growth                                   50,960         --          50,960         --             4          50,956
Lincoln VIPT Growth Service Class                  2,449,473         --       2,449,473        721           221       2,448,531
Lincoln VIPT Growth and Income Service Class       3,043,244         61       3,043,305         --           293       3,043,012
Lincoln VIPT Growth Opportunities
 Service Class                                       930,017      1,469         931,486         --            81         931,405
Lincoln VIPT International                        51,479,528         --      51,479,528    152,366         4,695      51,322,467
Lincoln VIPT International Service Class         110,508,925     76,008     110,584,933         --         9,741     110,575,192
Lincoln VIPT Moderate Profile Service Class       98,720,866    364,155      99,085,021         --         9,317      99,075,704
Lincoln VIPT Moderately Aggressive Profile
 Service Class                                    61,807,291    377,448      62,184,739         --         5,882      62,178,857
Lincoln VIPT Money Market                        106,855,853     12,670     106,868,523         --         9,254     106,859,269
Lincoln VIPT Money Market Service Class           78,855,378    399,405      79,254,783         --         6,975      79,247,808
Lincoln VIPT Social Awareness                     29,130,075      6,122      29,136,197         --         2,546      29,133,651
Lincoln VIPT Social Awareness Service Class       71,795,550     94,911      71,890,461         --         6,317      71,884,144
MFS VIT Capital Opportunities Service Class        6,234,963         --       6,234,963        492           562       6,233,909
MFS VIT Emerging Growth                            9,153,388         --       9,153,388      9,094           707       9,143,587
MFS VIT Emerging Growth Service Class             10,364,648         --      10,364,648      9,071           909      10,354,668
MFS VIT Total Return                              46,131,799        345      46,132,144         --         3,605      46,128,539
MFS VIT Total Return Service Class               241,080,905    205,216     241,286,121         --        21,596     241,264,525
MFS VIT Utilities                                 33,335,297         --      33,335,297     87,825         2,569      33,244,903
MFS VIT Utilities Service Class                   77,758,244     12,406      77,770,650         --         6,937      77,763,713
NB AMT Mid-Cap Growth                             71,577,529         --      71,577,529    164,846         6,398      71,406,285
NB AMT Regency                                   114,858,864         --     114,858,864     59,638        10,169     114,789,057
Putnam VT Growth & Income Class IB                 7,331,233         --       7,331,233      1,053           643       7,329,537
Putnam VT Health Sciences Class IB                10,492,807         --      10,492,807    117,564           894      10,374,349
Scudder VIT Equity 500 Index                      68,280,640         --      68,280,640     16,612         5,642      68,258,386
Scudder VIT Equity 500 Index Service Class        29,706,406         --      29,706,406    101,283         2,594      29,602,529
Scudder VIT Small Cap Index                       16,292,179         --      16,292,179      1,963         1,384      16,288,832
Scudder VIT Small Cap Index Service Class         19,318,753         --      19,318,753     69,623         1,705      19,247,425

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Lincoln Life Variable Annuity Account N

Statement of operations

Year Ended December 31, 2005

                                                        Dividends
                                                        from        Mortality and     Net
                                                        Investment  Expense           Investment
Subaccount                                              Income      Guarantee Charges Income (Loss)
---------------------------------------------------------------------------------------------------
AIM V.I. Growth                                         $        --   $   (171,624)    $  (171,624)
AIM V.I. Growth Class II                                         --        (77,289)        (77,289)
AIM V.I. International Growth                                69,047       (163,418)        (94,371)
AIM V.I. International Growth Class II                       35,024        (94,315)        (59,291)
AIM V.I. Premier Equity                                     237,703       (445,442)       (207,739)
AIM V.I. Premier Equity Class II                             53,750       (140,252)        (86,502)
ABVPSF Global Technology Class B                                 --       (234,387)       (234,387)
ABVPSF Growth and Income Class B                          2,447,286     (3,011,230)       (563,944)
ABVPSF Large Cap Growth Class B                                  --       (546,229)       (546,229)
ABVPSF Small/Mid Cap Value Class B                          241,353       (693,167)       (451,814)
American Century VP Inflation Protection Class 2          3,272,643     (1,133,159)      2,139,484
American Funds Global Growth Class 2                        228,096       (578,675)       (350,579)
American Funds Global Small Capitalization Class 2        1,091,347     (1,775,388)       (684,041)
American Funds Growth Class 2                             6,262,953    (13,022,367)     (6,759,414)
American Funds Growth-Income Class 2                     14,490,980    (15,841,943)     (1,350,963)
American Funds International Class 2                      5,360,707     (4,924,910)        435,797
Delaware VIPT Capital Reserves Service Class                 46,194        (18,737)         27,457
Delaware VIPT Diversified Income Service Class              484,852     (1,346,320)       (861,468)
Delaware VIPT Emerging Markets Service Class                 23,019       (504,478)       (481,459)
Delaware VIPT High Yield                                  1,388,227       (258,328)      1,129,899
Delaware VIPT High Yield Service Class                    8,156,617     (2,197,479)      5,959,138
Delaware VIPT International Value Equity                     37,705        (37,621)             84
Delaware VIPT REIT                                          511,131       (352,142)        158,989
Delaware VIPT REIT Service Class                          2,210,612     (2,290,776)        (80,164)
Delaware VIPT Small Cap Value                               125,377       (460,962)       (335,585)
Delaware VIPT Small Cap Value Service Class                 216,081     (2,501,454)     (2,285,373)
Delaware VIPT Trend                                              --       (456,246)       (456,246)
Delaware VIPT Trend Service Class                                --     (1,624,260)     (1,624,260)
Delaware VIPT U.S. Growth Service Class                     136,680       (580,479)       (443,799)
Delaware VIPT Value                                         293,651       (245,342)         48,309
Delaware VIPT Value Service Class                           505,151       (753,626)       (248,475)
Fidelity VIP Contrafund Service Class 2                     142,068     (2,505,806)     (2,363,738)
Fidelity VIP Equity-Income                                  515,720       (423,659)         92,061
Fidelity VIP Equity-Income Service Class 2                1,248,654     (1,609,036)       (360,382)
Fidelity VIP Growth                                         113,788       (293,580)       (179,792)
Fidelity VIP Growth Service Class 2                          68,752       (533,930)       (465,178)
Fidelity VIP Mid Cap Service Class 2                             --        (96,286)        (96,286)
Fidelity VIP Overseas                                        49,502       (103,295)        (53,793)
Fidelity VIP Overseas Service Class 2                       283,939     (1,165,103)       (881,164)
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2          --       (834,942)       (834,942)
FTVIPT Templeton Global Income Securities Class 2             3,918        (36,326)        (32,408)
FTVIPT Templeton Growth Securities Class 2                  751,954     (1,090,365)       (338,411)
Janus Aspen Series Balanced Service Shares                  827,121       (617,637)        209,484
Janus Aspen Series Mid Cap Growth Service Shares                 --       (205,449)       (205,449)
Janus Aspen Series Worldwide Growth Service Shares           53,792        (71,408)        (17,616)
Lincoln VIPT Aggressive Growth                                   --        (23,962)        (23,962)
Lincoln VIPT Aggressive Growth Service Class                     --        (49,982)        (49,982)
Lincoln VIPT Aggressive Profile Service Class                    --        (78,313)        (78,313)
Lincoln VIPT Bond                                        14,798,211     (5,578,086)      9,220,125
Lincoln VIPT Bond Service Class                          11,831,801     (4,196,983)      7,634,818
Lincoln VIPT Capital Appreciation                             9,848        (57,871)        (48,023)
Lincoln VIPT Capital Appreciation Service Class               5,061       (136,760)       (131,699)
Lincoln VIPT Conservative Profile Service Class                  --       (128,208)       (128,208)
Lincoln VIPT Core                                               326           (495)           (169)
Lincoln VIPT Core Service Class                               1,356         (3,612)         (2,256)
Lincoln VIPT Equity-Income Service Class                     34,221        (21,621)         12,600
Lincoln VIPT Global Asset Allocation                        273,766       (304,841)        (31,075)

See accompanying notes.

                                               Net Change in   Net Increase
                 Dividends from Total Net      Unrealized      (Decrease) in
  Net Realized   Net Realized   Realized       Appreciation or Net Assets
  Gain (Loss) on Gain on        Gain (Loss) on Depreciation on Resulting from
  Investments    Investments    Investments    Investments     Operations
  ---------------------------------------------------------------------------
   $(2,151,687)    $       --    $(2,151,687)   $  2,929,035    $    605,724
       154,167             --        154,167         164,579         241,457
       786,541             --        786,541         992,614       1,684,784
       310,184             --        310,184         632,360         883,253
    (2,753,690)            --     (2,753,690)      4,048,961       1,087,532
       157,716             --        157,716         236,066         307,280
    (1,198,433)            --     (1,198,433)      1,669,053         236,233
     2,076,076             --      2,076,076       4,456,729       5,968,861
      (112,296)            --       (112,296)      5,174,535       4,516,010
       753,579      1,878,575      2,632,154         276,996       2,457,336
       (31,674)        26,049         (5,625)     (2,084,658)         49,201
       240,792             --        240,792       5,721,773       5,611,986
     3,360,813             --      3,360,813      22,750,904      25,427,676
     3,315,013             --      3,315,013     124,007,422     120,563,021
     4,662,726      4,001,187      8,663,913      38,944,464      46,257,414
     3,088,318             --      3,088,318      59,819,207      63,343,322
       (10,754)            --        (10,754)        (14,845)          1,858
        89,791        306,222        396,013      (1,292,687)     (1,758,142)
       612,478        218,071        830,549       7,703,167       8,052,257
       745,280             --        745,280      (1,364,670)        510,509
     1,197,891             --      1,197,891      (4,750,695)      2,406,334
        99,526         27,598        127,124         185,418         312,626
     2,480,970      1,549,010      4,029,980      (3,057,285)      1,131,684
     3,065,266      7,560,430     10,625,696      (2,712,210)      7,833,322
     2,054,685      2,382,163      4,436,848      (1,614,673)      2,486,590
     2,048,748      9,750,674     11,799,422       2,524,383      12,038,432
      (230,805)            --       (230,805)      1,508,509         821,458
     2,014,255             --      2,014,255       3,893,139       4,283,134
       590,564             --        590,564       4,425,710       4,572,475
       444,400             --        444,400         300,332         793,041
       319,319             --        319,319       2,042,521       2,113,365
       336,435         20,295        356,730      26,704,495      24,697,487
       420,875      1,133,310      1,554,185        (474,765)      1,171,481
       857,395      3,086,951      3,944,346       1,006,679       4,590,643
    (2,394,919)            --     (2,394,919)      3,314,309         739,598
       187,933             --        187,933       2,168,855       1,891,610
        15,446             --         15,446       1,422,597       1,341,757
       154,355         38,740        193,095       1,050,807       1,190,109
       949,365        283,939      1,233,304      13,430,324      13,782,464
       602,302             --        602,302       2,290,760       2,058,120
        (1,094)            --         (1,094)         55,990          22,488
       603,219             --        603,219       5,280,877       5,545,685
       736,318             --        736,318       1,413,577       2,359,379
       296,550             --        296,550       1,443,713       1,534,814
       124,270             --        124,270          49,087         155,741
        41,637             --         41,637         137,914         155,589
        39,116             --         39,116         385,093         374,227
        23,779             --         23,779         619,463         564,929
       116,567      3,554,425      3,670,992      (9,259,132)      3,631,985
      (113,647)     2,490,053      2,376,406      (8,234,365)      1,776,859
       150,265             --        150,265          13,447         115,689
        34,751             --         34,751         535,481         438,533
         8,521             --          8,521         396,580         276,893
            96             --             96             609             536
         2,264             --          2,264          10,469          10,477
         7,290             --          7,290          78,459          98,349
       155,509        434,003        589,512         639,227       1,197,664

Lincoln Life Variable Annuity Account N

Year Ended December 31, 2005

                                                         Dividends
                                                         from       Mortality and     Net
                                                         Investment Expense           Investment
Subaccount                                               Income     Guarantee Charges Income (Loss)
---------------------------------------------------------------------------------------------------
Lincoln VIPT Global Asset Allocation Service Class       $   74,822    $   (96,229)    $   (21,407)
Lincoln VIPT Growth                                              --           (352)           (352)
Lincoln VIPT Growth Service Class                                --        (10,302)        (10,302)
Lincoln VIPT Growth and Income Service Class                 25,228        (13,849)         11,379
Lincoln VIPT Growth Opportunities Service Class                  --         (3,374)         (3,374)
Lincoln VIPT International                                  973,754       (675,822)        297,932
Lincoln VIPT International Service Class                  1,831,622     (1,369,062)        462,560
Lincoln VIPT Moderate Profile Service Class                      --       (439,325)       (439,325)
Lincoln VIPT Moderately Aggressive Profile Service Class         --       (278,023)       (278,023)
Lincoln VIPT Money Market                                 2,895,855     (1,651,509)      1,244,346
Lincoln VIPT Money Market Service Class                   1,659,520     (1,031,153)        628,367
Lincoln VIPT Social Awareness                               235,966       (425,205)       (189,239)
Lincoln VIPT Social Awareness Service Class                 427,005       (936,118)       (509,113)
MFS VIT Capital Opportunities Service Class                  32,041        (96,690)        (64,649)
MFS VIT Emerging Growth                                          --       (130,795)       (130,795)
MFS VIT Emerging Growth Service Class                            --       (151,245)       (151,245)
MFS VIT Total Return                                        991,689       (687,615)        304,074
MFS VIT Total Return Service Class                        3,518,877     (3,306,739)        212,138
MFS VIT Utilities                                           195,588       (448,713)       (253,125)
MFS VIT Utilities Service Class                             279,438       (972,968)       (693,530)
NB AMT Mid-Cap Growth                                            --       (899,869)       (899,869)
NB AMT Regency                                               86,581     (1,474,699)     (1,388,118)
Putnam VT Growth & Income Class IB                          115,553       (117,231)         (1,678)
Putnam VT Health Sciences Class IB                            4,387       (152,770)       (148,383)
Scudder VIT EAFE Equity Index                                65,629        (25,690)         39,939
Scudder VIT EAFE Equity Index Service Class                 144,641        (49,648)         94,993
Scudder VIT Equity 500 Index                              1,148,670     (1,081,266)         67,404
Scudder VIT Equity 500 Index Service Class                  276,151       (363,407)        (87,256)
Scudder VIT Small Cap Index                                  96,193       (243,728)       (147,535)
Scudder VIT Small Cap Index Service Class                    53,312       (234,405)       (181,093)

                                               Net Change in   Net Increase
                 Dividends from Total          Unrealized      (Decrease) in
  Net Realized   Net Realized   Net Realized   Appreciation or Net Assets
  Gain (Loss) on Gain on        Gain (Loss) on Depreciation on Resulting from
  Investments    Investments    Investments    Investments     Operations
  ---------------------------------------------------------------------------
   $    63,790     $  137,897    $   201,687     $   220,949    $   401,229
           192             --            192           3,513          3,353
          (375)            --           (375)        119,845        109,168
          (386)            --           (386)         26,870         37,863
           947             --            947          13,192         10,765
       765,369             --        765,369       3,646,521      4,709,822
       606,297             --        606,297       8,606,999      9,675,856
        46,606             --         46,606       2,314,585      1,921,866
        58,985             --         58,985       1,863,011      1,643,973
            --             --             --              --      1,244,346
            --             --             --              --        628,367
       642,621             --        642,621       2,308,877      2,762,259
       447,426             --        447,426       6,390,753      6,329,066
        77,862             --         77,862           9,565         22,778
    (1,422,875)            --     (1,422,875)      2,167,212        613,542
       206,291             --        206,291         649,751        704,797
       849,557      1,944,204      2,793,761      (2,454,940)       642,895
       852,997      7,567,212      8,420,209      (6,293,603)     2,338,744
       479,396             --        479,396       4,331,477      4,557,748
     2,080,795             --      2,080,795       6,998,001      8,385,266
       720,007             --        720,007       7,300,031      7,120,169
       972,435      6,382,323      7,354,758       4,090,922     10,057,562
       204,018             --        204,018          40,561        242,901
       547,976             --        547,976         666,995      1,066,588
       407,679             --        407,679        (485,542)       (37,924)
       380,000             --        380,000        (583,648)      (108,655)
     1,252,139             --      1,252,139         618,087      1,937,630
       119,685             --        119,685         833,657        866,086
       880,851        412,560      1,293,411        (643,814)       502,062
        91,137        354,800        445,937         375,436        640,280

Lincoln Life Variable Annuity Account N

Statements of changes in net assets

Years Ended December 31, 2004 and 2005



                                                                         AIM V.I.     AIM V.I.        AIM V.I. International
                                                                         Growth       Growth Class II Growth
                                                                         Subaccount   Subaccount      Subaccount
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                            $15,880,142    $4,766,041         $11,187,573
Changes From Operations:
.. Net investment income (loss)                                              (211,654)      (87,042)            (89,899)
.. Net realized gain (loss) on investments                                 (3,093,953)      304,314           1,356,714
.. Net change in unrealized appreciation or depreciation on investments     4,144,303       117,644           1,041,970
                                                                         -----------    ----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                  838,696       334,916           2,308,785
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                       273,458     1,361,572             102,895
..   Contract withdrawals and transfers to annuity reserves                (1,892,699)     (377,186)         (1,451,621)
..   Contract transfers                                                    (1,253,110)     (739,560)           (713,254)
                                                                         -----------    ----------         -----------
                                                                          (2,872,351)      244,826          (2,061,980)
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                      --            --                  --
..   Annuity Payments                                                          (1,751)           --                  --
..   Receipt (reimbursement) of mortality guarantee adjustments                   129            --                  --
                                                                         -----------    ----------         -----------
                                                                              (1,622)           --                  --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                             (2,873,973)      244,826          (2,061,980)
                                                                         -----------    ----------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (2,035,277)      579,742             246,805
                                                                         -----------    ----------         -----------
NET ASSETS AT DECEMBER 31, 2004                                           13,844,865     5,345,783          11,434,378
Changes From Operations:
.. Net investment income (loss)                                              (171,624)      (77,289)            (94,371)
.. Net realized gain (loss) on investments                                 (2,151,687)      154,167             786,541
.. Net change in unrealized appreciation or depreciation on investments     2,929,035       164,579             992,614
                                                                         -----------    ----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                  605,724       241,457           1,684,784
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                       118,422        72,823              95,785
..   Contract withdrawals and transfers to annuity reserves                (1,219,393)     (389,667)         (2,150,641)
..   Contract transfers                                                    (2,253,869)     (165,694)            184,598
                                                                         -----------    ----------         -----------
                                                                          (3,354,840)     (482,538)         (1,870,258)
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                      --            --                  --
..   Annuity Payments                                                          (1,753)           --               6,638
..   Receipt (reimbursement) of mortality guarantee adjustments                   171            --                  (7)
                                                                         -----------    ----------         -----------
                                                                              (1,582)           --               6,631
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                             (3,356,422)     (482,538)         (1,863,627)
                                                                         -----------    ----------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (2,750,698)     (241,081)           (178,843)
                                                                         -----------    ----------         -----------
NET ASSETS AT DECEMBER 31, 2005                                          $11,094,167    $5,104,702         $11,255,535
                                                                         ===========    ==========         ===========

                                                                         AIM V.I.
                                                                         International
                                                                         Growth
                                                                         Class II
                                                                         Subaccount
--------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                             $3,506,721
Changes From Operations:
.. Net investment income (loss)                                               (46,595)
.. Net realized gain (loss) on investments                                    398,477
.. Net change in unrealized appreciation or depreciation on investments       644,309
                                                                          ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                  996,191
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                       841,390
..   Contract withdrawals and transfers to annuity reserves                  (297,244)
..   Contract transfers                                                       813,456
                                                                          ----------
                                                                           1,357,602
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                      --
..   Annuity Payments                                                              --
..   Receipt (reimbursement) of mortality guarantee adjustments                    --
                                                                          ----------
                                                                                  --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                              1,357,602
                                                                          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    2,353,793
                                                                          ----------
NET ASSETS AT DECEMBER 31, 2004                                            5,860,514
Changes From Operations:
.. Net investment income (loss)                                               (59,291)
.. Net realized gain (loss) on investments                                    310,184
.. Net change in unrealized appreciation or depreciation on investments       632,360
                                                                          ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                  883,253
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                       170,814
..   Contract withdrawals and transfers to annuity reserves                  (322,056)
..   Contract transfers                                                      (143,067)
                                                                          ----------
                                                                            (294,309)
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                   8,985
..   Annuity Payments                                                          (8,985)
..   Receipt (reimbursement) of mortality guarantee adjustments                    --
                                                                          ----------
                                                                                  --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                               (294,309)
                                                                          ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      588,944
                                                                          ----------
NET ASSETS AT DECEMBER 31, 2005                                           $6,449,458
                                                                          ==========

See accompanying notes.

                                                                                              American
                 AIM V.I. Premier ABVPSF            ABVPSF         ABVPSF Large ABVPSF        Century VP         American Funds
AIM V.I. Premier Equity           Global Technology Growth and     Cap Growth   Small/Mid Cap Inflation          Global
Equity           Class II         Class B           Income Class B Class B      Value Class B Protection Class 2 Growth Class 2
Subaccount       Subaccount       Subaccount        Subaccount     Subaccount   Subaccount    Subaccount         Subaccount
--------------------------------------------------------------------------------------------------------------------------------
  $42,037,082       $8,456,104       $16,241,721     $111,968,167  $28,289,885   $14,514,469     $         --     $        --
     (379,800)        (114,388)         (237,053)      (1,148,356)    (470,466)     (331,351)         153,822         (57,843)
   (3,758,539)         102,911        (2,204,229)         634,115     (782,659)    1,132,534           26,987           5,906
    5,486,459          357,018         2,945,293       14,512,143    3,359,132     3,522,149          399,931       1,264,997
  -----------       ----------       -----------     ------------  -----------   -----------     ------------     -----------

    1,348,120          345,541           504,011       13,997,902    2,106,007     4,323,332          580,740       1,213,060
      569,300          964,839         2,539,349       47,852,037    5,137,237    12,292,297       16,244,650      12,601,826
   (4,595,606)        (923,548)       (1,472,154)      (9,017,200)  (2,472,215)   (1,257,507)        (427,386)       (139,266)
   (4,371,947)         493,971        (1,220,028)       7,682,417    1,069,717     5,494,400       15,644,438       3,811,967
  -----------       ----------       -----------     ------------  -----------   -----------     ------------     -----------
   (8,398,253)         535,262          (152,833)      46,517,254    3,734,739    16,529,190       31,461,702      16,274,527
        1,290               --             7,508            9,420           --            --               --              --
       (4,656)              32            (4,295)         (15,610)          --            --               --           8,586
            1              (32)              (22)             (39)          --            --               --             (18)
  -----------       ----------       -----------     ------------  -----------   -----------     ------------     -----------
       (3,365)              --             3,191           (6,229)          --            --               --           8,568
   (8,401,618)         535,262          (149,642)      46,511,025    3,734,739    16,529,190       31,461,702      16,283,095
  -----------       ----------       -----------     ------------  -----------   -----------     ------------     -----------
   (7,053,498)         880,803           354,369       60,508,927    5,840,746    20,852,522       32,042,442      17,496,155
  -----------       ----------       -----------     ------------  -----------   -----------     ------------     -----------
   34,983,584        9,336,907        16,596,090      172,477,094   34,130,631    35,366,991       32,042,442      17,496,155
     (207,739)         (86,502)         (234,387)        (563,944)    (546,229)     (451,814)       2,139,484        (350,579)
   (2,753,690)         157,716        (1,198,433)       2,076,076     (112,296)    2,632,154           (5,625)        240,792
    4,048,961          236,066         1,669,053        4,456,729    5,174,535       276,996       (2,084,658)      5,721,773
  -----------       ----------       -----------     ------------  -----------   -----------     ------------     -----------

    1,087,532          307,280           236,233        5,968,861    4,516,010     2,457,336           49,201       5,611,986
      220,008          127,163         2,027,944       39,700,183    2,701,281    16,386,673       44,573,535      27,739,707
   (3,498,254)        (738,221)       (1,805,053)     (15,559,848)  (2,414,384)   (3,759,256)      (2,913,692)     (1,577,770)
   (4,295,707)        (361,444)       (1,165,803)       3,665,182     (156,681)    3,030,468       26,172,831      10,126,993
  -----------       ----------       -----------     ------------  -----------   -----------     ------------     -----------
   (7,573,953)        (972,502)         (942,912)      27,805,517      130,216    15,657,885       67,832,674      36,288,930
       (1,384)              94                --          101,834       22,834        22,834          151,332          85,508
       (1,704)             (88)           (5,520)         (29,967)      (5,070)       (5,093)         (32,686)         (3,414)
            3               (6)                7             (709)         (27)          (25)            (152)           (143)
  -----------       ----------       -----------     ------------  -----------   -----------     ------------     -----------
       (3,085)              --            (5,513)          71,158       17,737        17,716          118,494          81,951
   (7,577,038)        (972,502)         (948,425)      27,876,675      147,953    15,675,601       67,951,168      36,370,881
  -----------       ----------       -----------     ------------  -----------   -----------     ------------     -----------
   (6,489,506)        (665,222)         (712,192)      33,845,536    4,663,963    18,132,937       68,000,369      41,982,867
  -----------       ----------       -----------     ------------  -----------   -----------     ------------     -----------
  $28,494,078       $8,671,685       $15,883,898     $206,322,630  $38,794,594   $53,499,928     $100,042,811     $59,479,022
  ===========       ==========       ===========     ============  ===========   ===========     ============     ===========

American Funds
Global Small
Capitalization
Class 2
Subaccount
--------------
 $ 35,447,235
     (939,721)
    1,067,534
   11,870,841
 ------------

   11,998,654
   27,599,735
   (3,345,350)
   15,250,397
 ------------
   39,504,782
        9,010
      (11,682)
          363
 ------------
       (2,309)
   39,502,473
 ------------
   51,501,127
 ------------
   86,948,362
     (684,041)
    3,360,813
   22,750,904
 ------------

   25,427,676
   29,196,248
   (9,831,161)
   14,360,475
 ------------
   33,725,562
           --
      (15,312)
          636
 ------------
      (14,676)
   33,710,886
 ------------
   59,138,562
 ------------
 $146,086,924
 ============

Lincoln Life Variable Annuity Account N

Years Ended December 31, 2004 and 2005

                                                                                         American Funds  American Funds
                                                                         American Funds  Growth-Income   International
                                                                         Growth Class 2  Class 2         Class 2
                                                                         Subaccount      Subaccount      Subaccount
------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                            $  348,311,333  $  436,956,266   $117,109,450
Changes From Operations:
.. Net investment income (loss)                                               (6,700,297)     (3,144,435)       146,309
.. Net realized gain (loss) on investments                                       523,769       1,069,903      2,575,088
.. Net change in unrealized appreciation or depreciation on investments       66,922,291      64,095,709     30,719,563
                                                                         --------------  --------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                  60,745,763      62,021,177     33,440,960
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                      220,537,269     286,856,603     77,030,077
..   Contract withdrawals and transfers to annuity reserves                  (30,010,001)    (37,523,594)   (10,692,473)
..   Contract transfers                                                       85,372,569     124,133,546     37,149,512
                                                                         --------------  --------------   ------------
                                                                            275,899,837     373,466,555    103,487,116
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                    369,769       1,547,936         55,487
..   Annuity Payments                                                           (146,151)       (251,271)       (81,930)
..   Receipt (reimbursement) of mortality guarantee adjustments                   (7,431)         (6,099)         3,117
                                                                         --------------  --------------   ------------
                                                                                216,187       1,290,566        (23,326)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 UNIT TRANSACTIONS                                                          276,116,024     374,757,121    103,463,790
                                                                         --------------  --------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     336,861,787     436,778,298    136,904,750
                                                                         --------------  --------------   ------------
NET ASSETS AT DECEMBER 31, 2004                                             685,173,120     873,734,564    254,014,200
Changes From Operations:
.. Net investment income (loss)                                               (6,759,414)     (1,350,963)       435,797
.. Net realized gain (loss) on investments                                     3,315,013       8,663,913      3,088,318
.. Net change in unrealized appreciation or depreciation on investments      124,007,422      38,944,464     59,819,207
                                                                         --------------  --------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                 120,563,021      46,257,414     63,343,322
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                      225,159,955     252,232,460     80,460,664
..   Contract withdrawals and transfers to annuity reserves                  (50,108,581)    (65,450,917)   (20,264,326)
..   Contract transfers                                                       47,212,002      51,677,179     35,482,154
                                                                         --------------  --------------   ------------
                                                                            222,263,376     238,458,722     95,678,492
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                    130,396         556,055         79,136
..   Annuity Payments                                                           (182,480)       (326,674)      (103,969)
..   Receipt (reimbursement) of mortality guarantee adjustments                   (2,788)           (492)         4,111
                                                                         --------------  --------------   ------------
                                                                                (54,872)        228,889        (20,722)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 UNIT TRANSACTIONS                                                          222,208,504     238,687,611     95,657,770
                                                                         --------------  --------------   ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     342,771,525     284,945,025    159,001,092
                                                                         --------------  --------------   ------------
NET ASSETS AT DECEMBER 31, 2005                                          $1,027,944,645  $1,158,679,589   $413,015,292
                                                                         ==============  ==============   ============

                                                                         Delaware VIPT
                                                                         Capital Reserves
                                                                         Service Class
                                                                         Subaccount
-----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                               $       --
Changes From Operations:
.. Net investment income (loss)                                                      --
.. Net realized gain (loss) on investments                                           --
.. Net change in unrealized appreciation or depreciation on investments              --
                                                                            ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                         --
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                              --
..   Contract withdrawals and transfers to annuity reserves                          --
..   Contract transfers                                                              --
                                                                            ----------
                                                                                    --
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                        --
..   Annuity Payments                                                                --
..   Receipt (reimbursement) of mortality guarantee adjustments                      --
                                                                            ----------
                                                                                    --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 UNIT TRANSACTIONS                                                                  --
                                                                            ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             --
                                                                            ----------
NET ASSETS AT DECEMBER 31, 2004                                                     --
Changes From Operations:
.. Net investment income (loss)                                                  27,457
.. Net realized gain (loss) on investments                                      (10,754)
.. Net change in unrealized appreciation or depreciation on investments         (14,845)
                                                                            ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                      1,858
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                       4,366,429
..   Contract withdrawals and transfers to annuity reserves                     (19,108)
..   Contract transfers                                                        (207,036)
                                                                            ----------
                                                                             4,140,285
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                        --
..   Annuity Payments                                                                --
..   Receipt (reimbursement) of mortality guarantee adjustments                      --
                                                                            ----------
                                                                                    --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 UNIT TRANSACTIONS                                                           4,140,285
                                                                            ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      4,142,143
                                                                            ----------
NET ASSETS AT DECEMBER 31, 2005                                             $4,142,143
                                                                            ==========

                   Delaware VIPT
Delaware VIPT      Emerging                      Delaware VIPT Delaware VIPT                                  Delaware VIPT
Diversified Income Markets Service Delaware VIPT High Yield    International Delaware VIPT Delaware VIPT      Small Cap
Service Class      Class           High Yield    Service Class Value Equity  REIT          REIT Service Class Value
Subaccount         Subaccount      Subaccount    Subaccount    Subaccount    Subaccount    Subaccount         Subaccount
----------------------------------------------------------------------------------------------------------------------------
   $         --      $        --    $23,797,308  $ 60,480,694   $2,166,408    $23,460,839     $ 51,191,530     $31,463,013
       (166,829)         (30,170)     1,111,661     2,855,669       26,843        176,452          (65,563)       (377,402)
         28,878          113,686        910,176     1,271,205       44,259      1,417,799        2,407,200       2,011,318
      1,662,379        1,187,877        464,522     7,015,013      309,021      4,904,025       21,302,924       4,123,523
   ------------      -----------    -----------  ------------   ----------    -----------     ------------     -----------

      1,524,428        1,271,393      2,486,359    11,141,887      380,123      6,498,276       23,644,561       5,757,439
     22,031,142        3,669,993        131,199    41,764,498       18,503        351,309       36,579,794         303,918
       (561,724)         (83,869)    (2,330,229)   (5,770,398)    (260,172)    (2,807,907)      (5,004,796)     (3,111,124)
     20,012,475        5,489,948     (4,895,122)   14,036,084      (97,549)     1,664,277       19,604,357          (8,302)
   ------------      -----------    -----------  ------------   ----------    -----------     ------------     -----------
     41,481,893        9,076,072     (7,094,152)   50,030,184     (339,218)      (792,321)      51,179,355      (2,815,508)
             --               --          8,255        39,205           --         72,150               --          17,695
             --               --         (9,960)       (6,691)          --        (89,108)          44,926         (20,837)
             --               --            197           (62)          --            599           (8,260)             44
   ------------      -----------    -----------  ------------   ----------    -----------     ------------     -----------
             --               --         (1,508)       32,452           --        (16,359)          36,666          (3,098)
     41,481,893        9,076,072     (7,095,660)   50,062,636     (339,218)      (808,680)      51,216,021      (2,818,606)
   ------------      -----------    -----------  ------------   ----------    -----------     ------------     -----------
     43,006,321       10,347,465     (4,609,301)   61,204,523       40,905      5,689,596       74,860,582       2,938,833
   ------------      -----------    -----------  ------------   ----------    -----------     ------------     -----------
     43,006,321       10,347,465     19,188,007   121,685,217    2,207,313     29,150,435      126,052,112      34,401,846
       (861,468)        (481,459)     1,129,899     5,959,138           84        158,989          (80,164)       (335,585)
        396,013          830,549        745,280     1,197,891      127,124      4,029,980       10,625,696       4,436,848
     (1,292,687)       7,703,167     (1,364,670)   (4,750,695)     185,418     (3,057,285)      (2,712,210)     (1,614,673)
   ------------      -----------    -----------  ------------   ----------    -----------     ------------     -----------
     (1,758,142)       8,052,257        510,509     2,406,334      312,626      1,131,684        7,833,322       2,486,590
     52,888,682       26,142,677         64,704    33,734,338       14,680        230,148       36,280,582         272,095
     (3,710,402)      (1,394,978)    (1,938,858)   (8,872,344)    (260,945)    (3,994,192)      (9,011,312)     (3,263,673)
     27,133,434       20,506,205     (2,800,449)    2,317,370      540,218     (3,527,568)         602,487      (1,617,878)
   ------------      -----------    -----------  ------------   ----------    -----------     ------------     -----------
     76,311,714       45,253,904     (4,674,603)   27,179,364      293,953     (7,291,612)      27,871,757      (4,609,456)
        110,359               --         11,992        81,802           --         19,960           18,227          40,572
         (1,948)              --        (19,661)       (9,349)          --        (39,439)         (16,940)        (33,656)
           (174)              --            210           (54)          --            828              102            (146)
   ------------      -----------    -----------  ------------   ----------    -----------     ------------     -----------
        108,237               --         (7,459)       72,399           --        (18,651)           1,389           6,770

     76,419,951       45,253,904     (4,682,062)   27,251,763      293,953     (7,310,263)      27,873,146      (4,602,686)
   ------------      -----------    -----------  ------------   ----------    -----------     ------------     -----------
     74,661,809       53,306,161     (4,171,553)   29,658,097      606,579     (6,178,579)      35,706,468      (2,116,096)
   ------------      -----------    -----------  ------------   ----------    -----------     ------------     -----------
   $117,668,130      $63,653,626    $15,016,454  $151,343,314   $2,813,892    $22,971,856     $161,758,580     $32,285,750
   ============      ===========    ===========  ============   ==========    ===========     ============     ===========

Delaware VIPT
Small Cap Value
Service Class
Subaccount
---------------
 $ 63,655,137
   (1,417,664)
    2,811,351
   17,209,528
 ------------

   18,603,215
   36,182,271
   (5,439,695)
   15,104,435
 ------------
   45,847,011
           --
      (81,507)
           82
 ------------
      (81,425)
   45,765,586
 ------------
   64,368,801
 ------------
  128,023,938
   (2,285,373)
   11,799,422
    2,524,383
 ------------
   12,038,432
   55,380,032
   (9,185,759)
   10,647,901
 ------------
   56,842,174
           --
      (87,642)
          136
 ------------
      (87,506)

   56,754,668
 ------------
   68,793,100
 ------------
 $196,817,038
 ============

Lincoln Life Variable Annuity Account N

Years Ended December 31, 2004 and 2005

                                                                                           Delaware VIPT Delaware VIPT
                                                                             Delaware VIPT Trend Service U.S. Growth
                                                                             Trend         Class         Service Class
                                                                             Subaccount    Subaccount    Subaccount
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                                 $39,417,437  $ 50,750,853   $ 8,688,397
Changes From Operations:
.. Net investment income (loss)                                                   (535,392)   (1,172,591)     (344,199)
.. Net realized gain (loss) on investments                                        (429,794)      487,614         1,476
.. Net change in unrealized appreciation or depreciation on investments          4,912,292     9,440,338     1,717,137
                                                                              -----------  ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                     3,947,106     8,755,361     1,374,414
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                            408,188    32,390,840    19,776,523
..   Contract withdrawals and transfers to annuity reserves                     (3,281,936)   (4,205,026)     (780,687)
..   Contract transfers                                                         (1,937,633)   13,551,029     5,687,343
                                                                              -----------  ------------   -----------
                                                                               (4,811,381)   41,736,843    24,683,179
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                       17,323        60,680        15,051
..   Annuity Payments                                                              (28,907)      (74,059)       (3,040)
..   Receipt (reimbursement) of mortality guarantee adjustments                      3,523            76           (12)
                                                                              -----------  ------------   -----------
                                                                                   (8,061)      (13,303)       11,999
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                  (4,819,442)   41,723,540    24,695,178
                                                                              -----------  ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                          (872,336)   50,478,901    26,069,592
                                                                              -----------  ------------   -----------
NET ASSETS AT DECEMBER 31, 2004                                                38,545,101   101,229,754    34,757,989
Changes From Operations:
..   Net investment income (loss)                                                 (456,246)   (1,624,260)     (443,799)
..   Net realized gain (loss) on investments                                      (230,805)    2,014,255       590,564
..   Net change in unrealized appreciation or depreciation on investments        1,508,509     3,893,139     4,425,710
                                                                              -----------  ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                       821,458     4,283,134     4,572,475
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                            264,936    17,087,148     2,572,714
..   Contract withdrawals and transfers to annuity reserves                     (3,349,780)   (5,894,696)   (1,956,350)
..   Contract transfers                                                         (5,566,294)   (8,791,874)     (963,568)
                                                                              -----------  ------------   -----------
                                                                               (8,651,138)    2,400,578      (347,204)
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                           66           (66)           --
..   Annuity Payments                                                              (11,669)      (92,560)       (3,151)
..   Receipt (reimbursement) of mortality guarantee adjustments                      4,050           127             5
                                                                              -----------  ------------   -----------
                                                                                   (7,553)      (92,499)       (3,146)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                  (8,658,691)    2,308,079      (350,350)
                                                                              -----------  ------------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        (7,837,233)    6,591,213     4,222,125
                                                                              -----------  ------------   -----------
NET ASSETS AT DECEMBER 31, 2005                                               $30,707,868  $107,820,967   $38,980,114
                                                                              ===========  ============   ===========

                                                                             Delaware VIPT
                                                                             Value
                                                                             Subaccount
------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                                 $16,557,842
Changes From Operations:
.. Net investment income (loss)                                                     28,061
.. Net realized gain (loss) on investments                                         238,393
.. Net change in unrealized appreciation or depreciation on investments          1,780,026
                                                                              -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                     2,046,480
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                            182,678
..   Contract withdrawals and transfers to annuity reserves                     (1,588,864)
..   Contract transfers                                                            (13,366)
                                                                              -----------
                                                                               (1,419,552)
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                       30,748
..   Annuity Payments                                                              (23,280)
..   Receipt (reimbursement) of mortality guarantee adjustments                        821
                                                                              -----------
                                                                                    8,289
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                  (1,411,263)
                                                                              -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           635,217
                                                                              -----------
NET ASSETS AT DECEMBER 31, 2004                                                17,193,059
Changes From Operations:
..   Net investment income (loss)                                                   48,309
..   Net realized gain (loss) on investments                                       444,400
..   Net change in unrealized appreciation or depreciation on investments          300,332
                                                                              -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                       793,041
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                             69,111
..   Contract withdrawals and transfers to annuity reserves                     (2,070,619)
..   Contract transfers                                                          1,655,900
                                                                              -----------
                                                                                 (345,608)
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                           --
..   Annuity Payments                                                               (7,550)
..   Receipt (reimbursement) of mortality guarantee adjustments                      1,097
                                                                              -----------
                                                                                   (6,453)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                    (352,061)
                                                                              -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           440,980
                                                                              -----------
NET ASSETS AT DECEMBER 31, 2005                                               $17,634,039
                                                                              ===========

Delaware VIPT Fidelity VIP                  Fidelity VIP                 Fidelity VIP    Fidelity VIP
Value Service Contrafund      Fidelity VIP  Equity-Income   Fidelity VIP Growth          Mid Cap         Fidelity VIP
Class         Service Class 2 Equity-Income Service Class 2 Growth       Service Class 2 Service Class 2 Overseas
Subaccount    Subaccount      Subaccount    Subaccount      Subaccount   Subaccount      Subaccount      Subaccount
----------------------------------------------------------------------------------------------------------------------
 $12,558,833   $ 28,698,100    $32,683,551   $ 34,700,736   $28,369,256    $12,346,857     $        --   $ 7,151,986
     (99,957)      (854,417)        51,148       (303,167)     (292,551)      (235,451)             --       (18,666)
     217,199        281,125        210,600        476,085    (2,443,901)       (22,331)             --       (54,694)
   2,851,847     10,049,514      2,797,547      6,059,371     3,101,165        761,891              --       886,165
 -----------   ------------    -----------   ------------   -----------    -----------     -----------   -----------
   2,969,089      9,476,222      3,059,295      6,232,289       364,713        504,109              --       812,805
  10,778,270     37,229,569        328,370     29,731,499       526,212      9,419,430              --        56,964
  (1,395,917)    (2,544,870)    (3,213,944)    (3,062,754)   (2,571,478)    (1,547,152)             --      (587,530)
   5,098,235     27,714,894        397,633     14,191,209    (2,486,954)     2,302,451              --       222,755
 -----------   ------------    -----------   ------------   -----------    -----------     -----------   -----------
  14,480,588     62,399,593     (2,487,941)    40,859,954    (4,532,220)    10,174,729              --      (307,811)
          --             --         88,632         20,511            --             --              --            --
      10,555         (6,318)      (105,015)        61,528       (22,160)       (49,777)             --       (27,272)
          --            (22)           598            (90)        7,231            160              --        10,186
 -----------   ------------    -----------   ------------   -----------    -----------     -----------   -----------
      10,555         (6,340)       (15,785)        81,949       (14,929)       (49,617)             --       (17,086)
  14,491,143     62,393,253     (2,503,726)    40,941,903    (4,547,149)    10,125,112              --      (324,897)
 -----------   ------------    -----------   ------------   -----------    -----------     -----------   -----------
  17,460,232     71,869,475        555,569     47,174,192    (4,182,436)    10,629,221              --       487,908
 -----------   ------------    -----------   ------------   -----------    -----------     -----------   -----------
  30,019,065    100,567,575     33,239,120     81,874,928    24,186,820     22,976,078              --     7,639,894
    (248,475)    (2,363,738)        92,061       (360,382)     (179,792)      (465,178)        (96,286)      (53,793)
     319,319        356,730      1,554,185      3,944,346    (2,394,919)       187,933          15,446       193,095
   2,042,521     26,704,495       (474,765)     1,006,679     3,314,309      2,168,855       1,422,597     1,050,807
 -----------   ------------    -----------   ------------   -----------    -----------     -----------   -----------
   2,113,365     24,697,487      1,171,481      4,590,643       739,598      1,891,610       1,341,757     1,190,109
  23,187,526     82,576,565        184,631     21,031,143       229,254     13,931,534      15,308,995        38,510
  (2,750,794)    (7,584,053)    (4,597,251)    (6,971,506)   (2,660,742)    (1,841,087)       (133,842)     (797,650)
  15,742,747     42,456,615     (1,932,737)     7,936,321    (3,080,156)     3,645,573      12,730,598      (243,989)
 -----------   ------------    -----------   ------------   -----------    -----------     -----------   -----------
  36,179,479    117,449,127     (6,345,357)    21,995,958    (5,511,644)    15,736,020      27,905,751    (1,003,129)
          --             --         23,478         15,742            --             --          19,185            --
      (5,484)        (6,916)       (40,430)       (13,622)      (21,440)       (48,885)           (982)      (29,488)
          --             14            770              4         8,014            220             (15)       11,964
 -----------   ------------    -----------   ------------   -----------    -----------     -----------   -----------
      (5,484)        (6,902)       (16,182)         2,124       (13,426)       (48,665)         18,188       (17,524)
  36,173,995    117,442,225     (6,361,539)    21,998,082    (5,525,070)    15,687,355      27,923,939    (1,020,653)
 -----------   ------------    -----------   ------------   -----------    -----------     -----------   -----------
  38,287,360    142,139,712     (5,190,058)    26,588,725    (4,785,472)    17,578,965      29,265,696       169,456
 -----------   ------------    -----------   ------------   -----------    -----------     -----------   -----------
 $68,306,425   $242,707,287    $28,049,062   $108,463,653   $19,401,348    $40,555,043     $29,265,696   $ 7,809,350
 ===========   ============    ===========   ============   ===========    ===========     ===========   ===========

Fidelity VIP
Overseas
Service Class 2
Subaccount
---------------
  $13,712,180
     (271,216)
      804,840
    4,006,910
  -----------
    4,540,534
   27,154,176
   (1,181,234)
    5,631,836
  -----------
   31,604,778
           --
           --
           --
  -----------
           --
   31,604,778
  -----------
   36,145,312
  -----------
   49,857,492
     (881,164)
    1,233,304
   13,430,324
  -----------
   13,782,464
   28,153,200
   (3,616,448)
    5,418,735
  -----------
   29,955,487
       64,348
       (7,169)
          (58)
  -----------
       57,121
   30,012,608
  -----------
   43,795,072
  -----------
  $93,652,564
  ===========

Lincoln Life Variable Annuity Account N

Years Ended December 31, 2004 and 2005

                                                                         FTVIPT             FTVIPT             FTVIPT
                                                                         Franklin Small-Mid Templeton          Templeton
                                                                         Cap Growth         Global Income      Growth Securities
                                                                         Securities Class 2 Securities Class 2 Class 2
                                                                         Subaccount         Subaccount         Subaccount
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                               $31,394,991         $       --        $23,332,586
Changes From Operations:
.. Net investment income (loss)                                                 (623,655)                --           (147,427)
.. Net realized gain (loss) on investments                                       115,056                 --            513,892
.. Net change in unrealized appreciation or depreciation on investments        4,699,798                 --          5,122,758
                                                                            -----------         ----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                   4,191,199                 --          5,489,223
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                       12,747,526                 --         15,850,160
..   Contract withdrawals and transfers to annuity reserves                   (2,399,195)                --         (1,878,579)
..   Contract transfers                                                        3,340,072                 --          8,269,374
                                                                            -----------         ----------        -----------
                                                                             13,688,403                 --         22,240,955
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                     12,695                 --             16,397
..   Annuity Payments                                                             (8,725)                --            (11,049)
..   Receipt (reimbursement) of mortality guarantee adjustments                      (44)                --                 73
                                                                            -----------         ----------        -----------
                                                                                  3,926                 --              5,421
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                13,692,329                 --         22,246,376
                                                                            -----------         ----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      17,883,528                 --         27,735,599
                                                                            -----------         ----------        -----------
NET ASSETS AT DECEMBER 31, 2004                                              49,278,519                 --         51,068,185
Changes From Operations:
.. Net investment income (loss)                                                 (834,942)           (32,408)          (338,411)
.. Net realized gain (loss) on investments                                       602,302             (1,094)           603,219
.. Net change in unrealized appreciation or depreciation on investments        2,290,760             55,990          5,280,877
                                                                            -----------         ----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                   2,058,120             22,488          5,545,685
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                       11,666,172          6,598,663         23,795,550
..   Contract withdrawals and transfers to annuity reserves                   (5,466,198)           (61,607)        (3,540,965)
..   Contract transfers                                                        1,679,393          2,737,237         12,923,011
                                                                            -----------         ----------        -----------
                                                                              7,879,367          9,274,293         33,177,596
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                        231                 --             53,161
..   Annuity Payments                                                             (9,165)                --            (13,162)
..   Receipt (reimbursement) of mortality guarantee adjustments                        5                 --               (122)
                                                                            -----------         ----------        -----------
                                                                                 (8,929)                --             39,877
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                 7,870,438          9,274,293         33,217,473
                                                                            -----------         ----------        -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       9,928,558          9,296,781         38,763,158
                                                                            -----------         ----------        -----------
NET ASSETS AT DECEMBER 31, 2005                                             $59,207,077         $9,296,781        $89,831,343
                                                                            ===========         ==========        ===========

                                                                         Janus Aspen
                                                                         Series Balanced
                                                                         Service Shares
                                                                         Subaccount
----------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                              $25,413,234
Changes From Operations:
.. Net investment income (loss)                                                 286,330
.. Net realized gain (loss) on investments                                      293,607
.. Net change in unrealized appreciation or depreciation on investments       1,648,476
                                                                           -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                  2,228,413
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                       8,593,967
..   Contract withdrawals and transfers to annuity reserves                  (2,040,776)
..   Contract transfers                                                       3,495,316
                                                                           -----------
                                                                            10,048,507
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                   274,071
..   Annuity Payments                                                           (47,466)
..   Receipt (reimbursement) of mortality guarantee adjustments                    (258)
                                                                           -----------
                                                                               226,347
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                               10,274,854
                                                                           -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     12,503,267
                                                                           -----------
NET ASSETS AT DECEMBER 31, 2004                                             37,916,501
Changes From Operations:
.. Net investment income (loss)                                                 209,484
.. Net realized gain (loss) on investments                                      736,318
.. Net change in unrealized appreciation or depreciation on investments       1,413,577
                                                                           -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                  2,359,379
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                       2,226,951
..   Contract withdrawals and transfers to annuity reserves                  (3,351,275)
..   Contract transfers                                                         591,514
                                                                           -----------
                                                                              (532,810)
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                    39,056
..   Annuity Payments                                                           (51,857)
..   Receipt (reimbursement) of mortality guarantee adjustments                      24
                                                                           -----------
                                                                               (12,777)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                 (545,587)
                                                                           -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      1,813,792
                                                                           -----------
NET ASSETS AT DECEMBER 31, 2005                                            $39,730,293
                                                                           ===========

Janus Aspen    Janus Aspen                   Lincoln VIPT  Lincoln VIPT                                             Lincoln VIPT
Series Mid Cap Series Worldwide Lincoln VIPT Aggressive    Aggressive                    Lincoln VIPT  Lincoln VIPT Capital
Growth         Growth Service   Aggressive   Growth        Profile Service Lincoln VIPT  Bond Service  Capital      Appreciation
Service Shares Shares           Growth       Service Class Class           Bond          Class         Appreciation Service Class
Subaccount     Subaccount       Subaccount   Subaccount    Subaccount      Subaccount    Subaccount    Subaccount   Subaccount
---------------------------------------------------------------------------------------------------------------------------------
 $ 3,054,564      $4,472,346     $1,017,546   $  408,896     $        --   $302,767,592  $ 40,119,444   $1,745,889   $   332,036
     (91,639)        (30,515)       (14,342)     (11,187)             --      8,815,712     4,018,413      (41,362)      (15,907)
     107,083         248,693         55,949        5,393              --     10,268,613     2,552,996       35,594         5,545
   1,209,300         (61,525)        79,909      121,615              --     (6,943,124)   (2,331,767)     157,750       171,271
 -----------      ----------     ----------   ----------     -----------   ------------  ------------   ----------   -----------
   1,224,744         156,653        121,516      115,821              --     12,141,201     4,239,642      151,982       160,909
   4,028,212         740,264        445,562    1,051,827              --     51,041,207   123,114,373    1,187,271     2,540,975
    (413,669)       (224,353)       (72,792)     (16,291)             --    (33,226,210)   (4,366,355)     (80,857)      (56,590)
   2,191,165         (22,288)      (290,931)     128,160              --     24,305,802    24,540,308      296,708       633,457
 -----------      ----------     ----------   ----------     -----------   ------------  ------------   ----------   -----------
   5,805,708         493,623         81,839    1,163,696              --     42,120,799   143,288,326    1,403,122     3,117,842
          --          11,084             --           --              --        144,084        57,197       12,695            --
          --         (46,749)            --           --              --        (48,691)       (2,562)      (3,936)           --
          --              15             --           --              --         (4,811)           71          (14)           --
 -----------      ----------     ----------   ----------     -----------   ------------  ------------   ----------   -----------
          --         (35,650)            --           --              --         90,582        54,706        8,745            --
   5,805,708         457,973         81,839    1,163,696              --     42,211,381   143,343,032    1,411,867     3,117,842
 -----------      ----------     ----------   ----------     -----------   ------------  ------------   ----------   -----------
   7,030,452         614,626        203,355    1,279,517              --     54,352,582   147,582,674    1,563,849     3,278,751
 -----------      ----------     ----------   ----------     -----------   ------------  ------------   ----------   -----------
  10,085,016       5,086,972      1,220,901    1,688,413              --    357,120,174   187,702,118    3,309,738     3,610,787
    (205,449)        (17,616)       (23,962)     (49,982)        (78,313)     9,220,125     7,634,818      (48,023)     (131,699)
     296,550         124,270         41,637       39,116          23,779      3,670,992     2,376,406      150,265        34,751
   1,443,713          49,087        137,914      385,093         619,463     (9,259,132)   (8,234,365)      13,447       535,481
 -----------      ----------     ----------   ----------     -----------   ------------  ------------   ----------   -----------
   1,534,814         155,741        155,589      374,227         564,929      3,631,985     1,776,859      115,689       438,533
   2,863,670         117,884        441,634    2,802,439      13,329,335     27,463,584   112,786,425      795,372     6,179,261
    (774,142)       (425,683)       (83,780)    (128,408)        (18,742)   (39,622,905)  (13,665,892)    (744,604)     (362,231)
   1,608,709        (525,662)        97,974      801,201       3,998,053      4,703,189    33,817,480      456,605     2,051,558
 -----------      ----------     ----------   ----------     -----------   ------------  ------------   ----------   -----------
   3,698,237        (833,461)       455,828    3,475,232      17,308,646     (7,456,132)  132,938,013      507,373     7,868,588
          --              --             --           35              --        293,746        16,519           --            --
          --         (47,546)            --           (1)             --        (98,821)       (4,055)      (4,343)           --
          --              61             --           --              --            351           (15)           6            --
 -----------      ----------     ----------   ----------     -----------   ------------  ------------   ----------   -----------
          --         (47,485)            --           34              --        195,276        12,449       (4,337)           --
   3,698,237        (880,946)       455,828    3,475,266      17,308,646     (7,260,856)  132,950,462      503,036     7,868,588
 -----------      ----------     ----------   ----------     -----------   ------------  ------------   ----------   -----------
   5,233,051        (725,205)       611,417    3,849,493      17,873,575     (3,628,871)  134,727,321      618,725     8,307,121
 -----------      ----------     ----------   ----------     -----------   ------------  ------------   ----------   -----------
 $15,318,067      $4,361,767     $1,832,318   $5,537,906     $17,873,575   $353,491,303  $322,429,439   $3,928,463   $11,917,908
 ===========      ==========     ==========   ==========     ===========   ============  ============   ==========   ===========

Lincoln Life Variable Annuity Account N

Years Ended December 31, 2004 and 2005

                                                                         Lincoln VIPT                              Lincoln VIPT
                                                                         Conservative                 Lincoln VIPT Equity-
                                                                         Profile Service Lincoln VIPT Core Service Income
                                                                         Class           Core         Class        Service Class
                                                                         Subaccount      Subaccount   Subaccount   Subaccount
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                              $        --     $     --     $     --    $       --
Changes From Operations:
.. Net investment income (loss)                                                      --           --           --            --
.. Net realized gain (loss) on investments                                           --           --           --            --
.. Net change in unrealized appreciation or depreciation on investments              --           --           --            --
                                                                           -----------     --------     --------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     --           --           --            --
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                              --           --           --            --
..   Contract withdrawals and transfers to annuity reserves                          --           --           --            --
..   Contract transfers                                                              --           --           --            --
                                                                           -----------     --------     --------    ----------
                                                                                    --           --           --            --
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                        --           --           --            --
..   Annuity Payments                                                                --           --           --            --
..   Receipt (reimbursement) of mortality guarantee adjustments                      --           --           --            --
                                                                           -----------     --------     --------    ----------
                                                                                    --           --           --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                       --           --           --            --
                                                                           -----------     --------     --------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                             --           --           --            --
                                                                           -----------     --------     --------    ----------
NET ASSETS AT DECEMBER 31, 2004                                                     --           --           --            --
Changes From Operations:
.. Net investment income (loss)                                                (128,208)        (169)      (2,256)       12,600
.. Net realized gain (loss) on investments                                        8,521           96        2,264         7,290
.. Net change in unrealized appreciation or depreciation on investments         396,580          609       10,469        78,459
                                                                           -----------     --------     --------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                276,893          536       10,477        98,349
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                      16,152,170       46,621      588,623     4,261,537
..   Contract withdrawals and transfers to annuity reserves                    (318,522)     (46,009)      (3,832)      (18,760)
..   Contract transfers                                                      14,412,758      130,576      200,114       440,680
                                                                           -----------     --------     --------    ----------
                                                                            30,246,406      131,188      784,905     4,683,457
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                        --           --           --            --
..   Annuity Payments                                                                --           --           --            --
..   Receipt (reimbursement) of mortality guarantee adjustments                      --           --           --            --
                                                                           -----------     --------     --------    ----------
                                                                                    --           --           --            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                               30,246,406      131,188      784,905     4,683,457
                                                                           -----------     --------     --------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     30,523,299      131,724      795,382     4,781,806
                                                                           -----------     --------     --------    ----------
NET ASSETS AT DECEMBER 31, 2005                                            $30,523,299     $131,724     $795,382    $4,781,806
                                                                           ===========     ========     ========    ==========

             Lincoln VIPT                             Lincoln VIPT  Lincoln VIPT                              Lincoln VIPT
Lincoln VIPT Global Asset               Lincoln VIPT  Growth and    Growth                      Lincoln VIPT  Moderate
Global Asset Allocation    Lincoln VIPT Growth        Income        Opportunities Lincoln VIPT  International Profile Service
Allocation   Service Class Growth       Service Class Service Class Service Class International Service Class Class
Subaccount   Subaccount    Subaccount   Subaccount    Subaccount    Subaccount    Subaccount    Subaccount    Subaccount
-----------------------------------------------------------------------------------------------------------------------------
$ 3,130,361   $  577,576     $    --     $       --    $       --     $     --     $10,309,269  $ 10,298,202    $        --
     22,000        3,267          --             --            --           --         (29,682)      (96,327)            --
     47,289       23,819          --             --            --           --         270,436        64,371             --
    975,483      266,264          --             --            --           --       4,329,807     7,431,336             --
-----------   ----------     -------     ----------    ----------     --------     -----------  ------------    -----------
  1,044,772      293,350          --             --            --           --       4,570,561     7,399,380             --
  5,243,546    1,400,082          --             --            --           --      10,518,157    34,304,852             --
   (397,723)    (149,278)         --             --            --           --      (1,264,770)     (894,737)            --
  2,152,638    1,438,664          --             --            --           --       7,988,493     7,413,916             --
-----------   ----------     -------     ----------    ----------     --------     -----------  ------------    -----------
  6,998,461    2,689,468          --             --            --           --      17,241,880    40,824,031             --
      9,642           --          --             --            --           --           9,755            --             --
     (3,615)          --          --             --            --           --          (2,025)           --             --
        (15)          --          --             --            --           --             (19)           --             --
-----------   ----------     -------     ----------    ----------     --------     -----------  ------------    -----------
      6,012           --          --             --            --           --           7,711            --             --
  7,004,473    2,689,468          --             --            --           --      17,249,591    40,824,031             --
-----------   ----------     -------     ----------    ----------     --------     -----------  ------------    -----------
  8,049,245    2,982,818          --             --            --           --      21,820,152    48,223,411             --
-----------   ----------     -------     ----------    ----------     --------     -----------  ------------    -----------
 11,179,606    3,560,394          --             --            --           --      32,129,421    58,521,613             --
    (31,075)     (21,407)       (352)       (10,302)       11,379       (3,374)        297,932       462,560       (439,325)
    589,512      201,687         192           (375)         (386)         947         765,369       606,297         46,606
    639,227      220,949       3,513        119,845        26,870       13,192       3,646,521     8,606,999      2,314,585
-----------   ----------     -------     ----------    ----------     --------     -----------  ------------    -----------
  1,197,664      401,229       3,353        109,168        37,863       10,765       4,709,822     9,675,856      1,921,866
 13,913,110    4,172,747          --      1,820,134     2,543,390      517,394       9,937,363    36,809,968     75,177,187
 (1,564,854)    (294,543)     (4,737)       (13,670)      (16,466)      (4,634)     (2,919,227)   (3,850,628)      (724,653)
  2,031,189    1,750,524      52,340        532,899       478,225      407,880       7,469,823     9,406,710     22,701,304
-----------   ----------     -------     ----------    ----------     --------     -----------  ------------    -----------
 14,379,445    5,628,728      47,603      2,339,363     3,005,149      920,640      14,487,959    42,366,050     97,153,838
      9,447           --          --             --            --           --          (1,097)       12,451             --
     (7,650)          --          --             --            --           --          (3,642)         (748)            --
          4           --          --             --            --           --               4           (30)            --
-----------   ----------     -------     ----------    ----------     --------     -----------  ------------    -----------
      1,801           --          --             --            --           --          (4,735)       11,673             --
 14,381,246    5,628,728      47,603      2,339,363     3,005,149      920,640      14,483,224    42,377,723     97,153,838
-----------   ----------     -------     ----------    ----------     --------     -----------  ------------    -----------
 15,578,910    6,029,957      50,956      2,448,531     3,043,012      931,405      19,193,046    52,053,579     99,075,704
-----------   ----------     -------     ----------    ----------     --------     -----------  ------------    -----------
$26,758,516   $9,590,351     $50,956     $2,448,531    $3,043,012     $931,405     $51,322,467  $110,575,192    $99,075,704
===========   ==========     =======     ==========    ==========     ========     ===========  ============    ===========

Lincoln Life Variable Annuity Account N

Years Ended December 31, 2004 and 2005

                                                                         Lincoln VIPT
                                                                         Moderately                       Lincoln VIPT
                                                                         Aggressive Profile Lincoln VIPT  Money Market
                                                                         Service Class      Money Market  Service Class
                                                                         Subaccount         Subaccount    Subaccount
------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                               $        --     $115,293,445  $ 10,621,014
Changes From Operations:
.. Net investment income (loss)                                                       --         (747,426)     (268,184)
.. Net realized gain (loss) on investments                                            --               --            --
.. Net change in unrealized appreciation or depreciation on investments               --               --            --
                                                                            -----------     ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                          --         (747,426)     (268,184)
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                               --       22,098,918    66,273,745
..   Contract withdrawals and transfers to annuity reserves                           --      (43,335,607)   (3,439,334)
..   Contract transfers                                                               --        7,104,200   (21,502,368)
                                                                            -----------     ------------  ------------
                                                                                     --      (14,132,489)   41,332,043
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                         --           78,411            --
..   Annuity Payments                                                                 --          (10,478)           --
..   Receipt (reimbursement) of mortality guarantee adjustments                       --              (82)           --
                                                                            -----------     ------------  ------------
                                                                                     --           67,851            --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS
TOTAL INCREASE (DECREASE) IN NET ASSETS                                              --      (14,064,638)   41,332,043
                                                                            -----------     ------------  ------------
NET ASSETS AT DECEMBER 31, 2004                                                      --      (14,812,064)   41,063,859
                                                                            -----------     ------------  ------------
Changes From Operations:                                                             --      100,481,381    51,684,873
.. Net investment income (loss)                                                 (278,023)       1,244,346       628,367
.. Net realized gain (loss) on investments                                        58,985               --            --
.. Net change in unrealized appreciation or depreciation on investments        1,863,011               --            --
                                                                            -----------     ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                   1,643,973        1,244,346       628,367
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                       48,762,022       17,342,585    63,563,278
..   Contract withdrawals and transfers to annuity reserves                     (803,558)     (32,733,920)   (9,582,100)
..   Contract transfers                                                       12,505,942       20,537,046   (27,046,610)
                                                                            -----------     ------------  ------------
                                                                             60,464,406        5,145,711    26,934,568
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                     79,751               --            --
..   Annuity Payments                                                             (9,151)         (12,184)           --
..   Receipt (reimbursement) of mortality guarantee adjustments                     (122)              15            --
                                                                            -----------     ------------  ------------
                                                                                 70,478          (12,169)           --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                60,534,884        5,133,542    26,934,568
                                                                            -----------     ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      62,178,857        6,377,888    27,562,935
                                                                            -----------     ------------  ------------
NET ASSETS AT DECEMBER 31, 2005                                             $62,178,857     $106,859,269  $ 79,247,808
                                                                            ===========     ============  ============

                                                                         Lincoln VIPT
                                                                         Social
                                                                         Awareness
                                                                         Subaccount
-------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                            $10,713,994
Changes From Operations:
.. Net investment income (loss)                                               (62,619)
.. Net realized gain (loss) on investments                                    141,939
.. Net change in unrealized appreciation or depreciation on investments     2,094,672
                                                                         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                2,173,992
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                     7,720,764
..   Contract withdrawals and transfers to annuity reserves                  (943,764)
..   Contract transfers                                                     3,983,078
                                                                         -----------
                                                                          10,760,078
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                   9,514
..   Annuity Payments                                                          (9,514)
..   Receipt (reimbursement) of mortality guarantee adjustments                    --
                                                                         -----------
                                                                                  --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   10,760,078
                                                                         -----------
NET ASSETS AT DECEMBER 31, 2004                                           12,934,070
                                                                         -----------
Changes From Operations:                                                  23,648,064
.. Net investment income (loss)                                              (189,239)
.. Net realized gain (loss) on investments                                    642,621
.. Net change in unrealized appreciation or depreciation on investments     2,308,877
                                                                         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                2,762,259
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                     3,305,493
..   Contract withdrawals and transfers to annuity reserves                (2,082,936)
..   Contract transfers                                                     1,500,771
                                                                         -----------
                                                                           2,723,328
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                      --
..   Annuity Payments                                                              --
..   Receipt (reimbursement) of mortality guarantee adjustments                    --
                                                                         -----------
                                                                                  --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                              2,723,328
                                                                         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    5,485,587
                                                                         -----------
NET ASSETS AT DECEMBER 31, 2005                                          $29,133,651
                                                                         ===========

Lincoln VIPT  MFS VIT                    MFS VIT
Social        Capital       MFS VIT      Emerging                     MFS VIT Total               MFS VIT           NB AMT
Awareness     Opportunities Emerging     Growth Service MFS VIT Total Return Service MFS VIT      Utilities Service Mid-Cap
Service Class Service Class Growth       Class          Return        Class          Utilities    Class             Growth
Subaccount    Subaccount    Subaccount   Subaccount     Subaccount    Subaccount     Subaccount   Subaccount        Subaccount
--------------------------------------------------------------------------------------------------------------------------------
 $ 6,949,285   $3,303,141   $11,350,490   $ 5,967,597    $50,213,967   $ 91,456,755  $26,851,342     $23,119,140    $19,108,352
    (105,545)     (61,253)     (148,696)     (123,204)       134,121       (306,441)      23,348        (109,750)      (488,688)
      17,958       96,377    (1,978,182)      315,116        813,408        739,511     (782,737)        632,478        223,169
   3,289,235      426,100     3,207,850       670,415      3,677,639     12,712,225    7,768,196       7,424,306      5,344,214
 -----------   ----------   -----------   -----------    -----------   ------------  -----------     -----------    -----------
   3,201,648      461,224     1,080,972       862,327      4,625,168     13,145,295    7,008,807       7,947,034      5,078,695
  25,569,484    1,349,040       262,036     2,937,607        352,392     42,807,149      263,560       8,232,428     15,924,311
    (607,945)    (168,404)   (1,066,634)     (908,302)    (5,852,015)    (7,704,642)  (3,622,345)     (2,710,082)    (1,263,941)
   5,217,169      367,293    (1,187,920)       62,948      1,381,325     33,326,785      (42,611)      5,278,142      5,986,351
 -----------   ----------   -----------   -----------    -----------   ------------  -----------     -----------    -----------
  30,178,708    1,547,929    (1,992,518)    2,092,253     (4,118,298)    68,429,292   (3,401,396)     10,800,488     20,646,721
          --           --         6,007            --         30,414             91           --          60,684          9,127
          --           --       (10,783)        2,784        (35,947)        20,921       (3,608)         (2,588)          (914)
          --           --         1,781           (14)            25            (14)         640               7            (17)
 -----------   ----------   -----------   -----------    -----------   ------------  -----------     -----------    -----------
          --           --        (2,995)        2,770         (5,508)        20,998       (2,968)         58,103          8,196

  30,178,708    1,547,929    (1,995,513)    2,095,023     (4,123,806)    68,450,290   (3,404,364)     10,858,591     20,654,917
 -----------   ----------   -----------   -----------    -----------   ------------  -----------     -----------    -----------
  33,380,356    2,009,153      (914,541)    2,957,350        501,362     81,595,585    3,604,443      18,805,625     25,733,612
 -----------   ----------   -----------   -----------    -----------   ------------  -----------     -----------    -----------
  40,329,641    5,312,294    10,435,949     8,924,947     50,715,329    173,052,340   30,455,785      41,924,765     44,841,964
    (509,113)     (64,649)     (130,795)     (151,245)       304,074        212,138     (253,125)       (693,530)      (899,869)
     447,426       77,862    (1,422,875)      206,291      2,793,761      8,420,209      479,396       2,080,795        720,007
   6,390,753        9,565     2,167,212       649,751     (2,454,940)    (6,293,603)   4,331,477       6,998,001      7,300,031
 -----------   ----------   -----------   -----------    -----------   ------------  -----------     -----------    -----------
   6,329,066       22,778       613,542       704,797        642,895      2,338,744    4,557,748       8,385,266      7,120,169
  23,174,329      789,256        95,809       955,892        282,873     58,739,698      188,249      17,885,970     16,850,738
  (2,448,567)    (304,332)     (928,179)     (627,057)    (6,074,833)   (13,748,993)  (4,238,115)     (5,682,675)    (3,092,667)
   4,499,675      413,913    (1,070,620)      400,451        550,311     20,825,543    2,267,779      15,236,157      5,670,794
 -----------   ----------   -----------   -----------    -----------   ------------  -----------     -----------    -----------
  25,225,437      898,837    (1,902,990)      729,286     (5,241,649)    65,816,248   (1,782,087)     27,439,452     19,428,865
          --           --            --            --         38,755         58,868       38,412              --         22,445
          --           --        (4,983)       (4,367)       (26,610)        (1,646)     (25,606)         14,215         (7,136)
          --           --         2,069             5           (181)           (29)         651              15            (22)
 -----------   ----------   -----------   -----------    -----------   ------------  -----------     -----------    -----------
          --           --        (2,914)       (4,362)        11,964         57,193       13,457          14,230         15,287
  25,225,437      898,837    (1,905,904)      724,924     (5,229,685)    65,873,441   (1,768,630)     27,453,682     19,444,152
 -----------   ----------   -----------   -----------    -----------   ------------  -----------     -----------    -----------
  31,554,503      921,615    (1,292,362)    1,429,721     (4,586,790)    68,212,185    2,789,118      35,838,948     26,564,321
 -----------   ----------   -----------   -----------    -----------   ------------  -----------     -----------    -----------
 $71,884,144   $6,233,909   $ 9,143,587   $10,354,668    $46,128,539   $241,264,525  $33,244,903     $77,763,713    $71,406,285
 ===========   ==========   ===========   ===========    ===========   ============  ===========     ===========    ===========

Lincoln Life Variable Annuity Account N

Years Ended December 31, 2004 and 2005

                                                                                       Putnam VT       Putnam VT
                                                                         NB AMT        Growth & Income Health Sciences
                                                                         Regency       Class IB        Class IB
                                                                         Subaccount    Subaccount      Subaccount
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                            $ 15,018,457    $6,347,230      $ 5,171,919
Changes From Operations:
.. Net investment income (loss)                                               (520,588)       (4,226)        (107,768)
.. Net realized gain (loss) on investments                                     101,203       170,724           53,423
.. Net change in unrealized appreciation or depreciation on investments      8,406,583       503,666          338,033
                                                                         ------------    ----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                 7,987,198       670,164          283,688
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                     28,178,132       951,313          967,661
..   Contract withdrawals and transfers to annuity reserves                 (1,384,174)     (567,927)        (506,896)
..   Contract transfers                                                     13,010,728       333,864        1,708,583
                                                                         ------------    ----------      -----------
                                                                           39,804,686       717,250        2,169,348
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                       --            --               --
..   Annuity Payments                                                               --            --               --
..   Receipt (reimbursement) of mortality guarantee adjustments                     --            --               --
                                                                         ------------    ----------      -----------
                                                                                   --            --               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                              39,804,686       717,250        2,169,348
                                                                         ------------    ----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    47,791,884     1,387,414        2,453,036
                                                                         ------------    ----------      -----------
NET ASSETS AT DECEMBER 31, 2004                                            62,810,341     7,734,644        7,624,955
Changes From Operations:
.. Net investment income (loss)                                             (1,388,118)       (1,678)        (148,383)
.. Net realized gain (loss) on investments                                   7,354,758       204,018          547,976
.. Net change in unrealized appreciation or depreciation on investments      4,090,922        40,561          666,995
                                                                         ------------    ----------      -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                10,057,562       242,901        1,066,588
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                     33,210,614       100,615          155,324
..   Contract withdrawals and transfers to annuity reserves                 (4,662,644)     (593,743)        (947,360)
..   Contract transfers                                                     13,343,878      (159,301)       2,474,842
                                                                         ------------    ----------      -----------
                                                                           41,891,848      (652,429)       1,682,806
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                   35,286         5,990               --
..   Annuity Payments                                                           (5,922)       (1,565)              --
..   Receipt (reimbursement) of mortality guarantee adjustments                    (58)           (4)              --
                                                                         ------------    ----------      -----------
                                                                               29,306         4,421               --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                              41,921,154      (648,008)       1,682,806
                                                                         ------------    ----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    51,978,716      (405,107)       2,749,394
                                                                         ------------    ----------      -----------
NET ASSETS AT DECEMBER 31, 2005                                          $114,789,057    $7,329,537      $10,374,349
                                                                         ============    ==========      ===========

                                                                         Scudder VIT
                                                                         EAFE Equity
                                                                         Index
                                                                         Subaccount
-------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2004                                            $ 1,884,156
Changes From Operations:
.. Net investment income (loss)                                                 8,028
.. Net realized gain (loss) on investments                                    167,733
.. Net change in unrealized appreciation or depreciation on investments       269,172
                                                                         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                  444,933
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                       858,236
..   Contract withdrawals and transfers to annuity reserves                  (633,190)
..   Contract transfers                                                       598,402
                                                                         -----------
                                                                             823,448
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                      --
..   Annuity Payments                                                              --
..   Receipt (reimbursement) of mortality guarantee adjustments                    --
                                                                         -----------
                                                                                  --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                                823,448
                                                                         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    1,268,381
                                                                         -----------
NET ASSETS AT DECEMBER 31, 2004                                            3,152,537
Changes From Operations:
.. Net investment income (loss)                                                39,939
.. Net realized gain (loss) on investments                                    407,679
.. Net change in unrealized appreciation or depreciation on investments      (485,542)
                                                                         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                                  (37,924)
Changes From Unit Transactions:
  Accumulation Units:
..   Contract purchases                                                       254,318
..   Contract withdrawals and transfers to annuity reserves                   (92,400)
..   Contract transfers                                                    (3,276,531)
                                                                         -----------
                                                                          (3,114,613)
  Annuity Reserves:
..   Transfer from accumulation units and between subaccounts                      --
..   Annuity Payments                                                              --
..   Receipt (reimbursement) of mortality guarantee adjustments                    --
                                                                         -----------
                                                                                  --
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT
 TRANSACTIONS                                                             (3,114,613)
                                                                         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                   (3,152,537)
                                                                         -----------
NET ASSETS AT DECEMBER 31, 2005                                          $        --
                                                                         ===========

  Scudder VIT
  EAFE Equity   Scudder VIT   Scudder VIT                      Scudder VIT
  Index Service Equity 500    Equity 500 Index Scudder VIT     Small Cap Index
  Class         Index         Service Class    Small Cap Index Service Class
  Subaccount    Subaccount    Subaccount       Subaccount      Subaccount
  ----------------------------------------------------------------------------
   $   736,266  $ 81,353,452    $ 3,609,750      $11,685,822     $ 2,724,738
        (2,241)     (275,894)       (87,092)        (154,931)        (91,431)
        51,493      (145,036)         7,361          745,454         194,084
       513,145     6,975,657      1,234,976        1,677,466       1,128,323
   -----------  ------------    -----------      -----------     -----------
       562,397     6,554,727      1,155,245        2,267,989       1,230,976
     2,580,148     5,632,169      8,803,849        2,379,239       5,981,937
       (90,158)   (8,601,179)      (440,166)      (1,460,082)       (184,795)
     1,209,150    (4,050,350)     4,417,716        1,550,786       1,528,075
   -----------  ------------    -----------      -----------     -----------
     3,699,140    (7,019,360)    12,781,399        2,469,943       7,325,217
            --        43,889         43,372           42,388              --
            --       (57,457)          (227)          (6,903)             --
            --        13,204             --               85              --
   -----------  ------------    -----------      -----------     -----------
            --          (364)        43,145           35,570              --
     3,699,140    (7,019,724)    12,824,544        2,505,513       7,325,217
   -----------  ------------    -----------      -----------     -----------
     4,261,537      (464,997)    13,979,789        4,773,502       8,556,193
   -----------  ------------    -----------      -----------     -----------
     4,997,803    80,888,455     17,589,539       16,459,324      11,280,931
        94,993        67,404        (87,256)        (147,535)       (181,093)
       380,000     1,252,139        119,685        1,293,411         445,937
      (583,648)      618,087        833,657         (643,814)        375,436
   -----------  ------------    -----------      -----------     -----------
      (108,655)    1,937,630        866,086          502,062         640,280
     1,421,573     2,186,378     10,055,729        1,655,571       6,353,646
      (187,808)   (9,215,890)      (977,685)      (1,384,433)       (452,066)
    (6,122,913)   (7,562,131)     2,074,230         (957,545)      1,424,634
   -----------  ------------    -----------      -----------     -----------
    (4,889,148)  (14,591,643)    11,152,274         (686,407)      7,326,214
            --        80,489             --           24,984              --
            --       (71,182)        (2,668)         (11,616)             --
            --        14,637         (2,702)             485              --
   -----------  ------------    -----------      -----------     -----------
            --        23,944         (5,370)          13,853              --
    (4,889,148)  (14,567,699)    11,146,904         (672,554)      7,326,214
   -----------  ------------    -----------      -----------     -----------
    (4,997,803)  (12,630,069)    12,012,990         (170,492)      7,966,494
   -----------  ------------    -----------      -----------     -----------
   $        --  $ 68,258,386    $29,602,529      $16,288,832     $19,247,425
   ===========  ============    ===========      ===========     ===========

Lincoln Life Variable Annuity Account N

Notes to financial statements

December 31, 2005

1. Accounting Policies and Account Information
The Variable Account: Lincoln Life Variable Annuity Account N (Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The operations of the Variable Account, which commenced on November 24, 1998, are part of the operations of the Company. The Variable Account consists of eleven products. The available contracts are as follows:

               Lincoln Choice Plus         Lincoln Choice Plus II
               Lincoln Choice Plus Access    L-Share
               Lincoln Choice Plus Bonus   Lincoln Choice Plus
               Lincoln Choice Plus II        Assurance
               Lincoln Choice Plus II      Lincoln Choice Plus
                 Accessc                     Assurance Access
               Lincoln Choice Plus II      Lincoln Choice Plus
                 Bonus                       Assurance Bonus
                                           Lincoln Choice Plus
                                             Assurance L-Share

The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of eighty five available mutual funds (the Funds) of thirteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

AIM Variable Insurance Funds (AIM V.I.):
  AIM V.I. Growth Fund
  AIM V.I. Growth Class II Fund
  AIM V.I. International Growth Fund
  AIM V.I. International Growth Class II Fund
  AIM V.I. Premier Equity Fund
  AIM V.I. Premier Equity Class II Fund

AllianceBernstein Variable Products Series Fund, Inc. (ABVPSF):
  ABVPSF Global Technology Class B Fund
  ABVPSF Growth and Income Class B Fund
  ABVPSF Large Cap Growth Class B Fund
  ABVPSF Small/Mid Cap Value Class B Fund

American Century Variable Portfolios, Inc. (American Century VP):
  American Century VP Inflation Protection (Class 2)

American Funds Insurance Series (American Funds):
  American Funds Global Growth Class 2 Fund
  American Funds Global Small Cap Class 2 Fund
  American Funds Growth Class 2 Fund
  American Funds Growth-Income Class 2 Fund
  American Funds International Class 2 Fund

Delaware VIP Trust (Delaware VIPT)*:
  Delaware VIPT Capital Reserves Service Class Series
  Delaware VIPT Diversified Income Service Class Series
  Delaware VIPT Emerging Markets Service Class Series
  Delaware VIPT High Yield Series
  Delaware VIPT High Yield Service Class Series
  Delaware VIPT International Value Equity Series
  Delaware VIPT REIT Series
  Delaware VIPT REIT Service Class Series
  Delaware VIPT Small Cap Value Series
  Delaware VIPT Small Cap Value Service Class Series
  Delaware VIPT Trend Series
  Delaware VIPT Trend Service Class Series
  Delaware VIPT U.S. Growth Service Class Series
  Delaware VIPT Value Series
  Delaware VIPT Value Service Class Series

Fidelity Variable Insurance Products Fund (Fidelity VIP):
  Fidelity VIP Contrafund Service Class 2 Portfolio
  Fidelity VIP Equity-Income Portfolio
  Fidelity VIP Equity-Income Service Class 2 Portfolio
  Fidelity VIP Growth Portfolio
  Fidelity VIP Growth Service Class 2 Portfolio
  Fidelity VIP Mid Cap Service Class 2 Portfolio
  Fidelity VIP Overseas Portfolio
  Fidelity VIP Overseas Service Class 2 Portfolio

Franklin Templeton Variable Insurance Products Trust (FTVIPT):
  FTVIPT Franklin Small-Mid Cap Growth Securities Class 2 Fund
  FTVIPT Templeton Global Income Securities Class 2 Fund
  FTVIPT Templeton Growth Securities Class 2 Fund

Janus Aspen Series:
  Janus Aspen Series Balanced Service Shares Portfolio
  Janus Aspen Series Mid Cap Growth Service Shares Portfolio
  Janus Aspen Series Worldwide Growth Service Shares Portfolio
Lincoln Variable Insurance Products Trust (Lincoln VIPT)*:
  Lincoln VIPT Aggressive Growth Fund
  Lincoln VIPT Aggressive Growth Service Class Fund
  Lincoln VIPT Aggressive Profile Service Class Fund
  Lincoln VIPT Bond Fund

Lincoln Life Variable Annuity Account N

  Lincoln VIPT Bond Service Class Fund
  Lincoln VIPT Capital Appreciation Fund
  Lincoln VIPT Capital Appreciation Service Class Fund
  Lincoln VIPT Conservative Profile Service Class Fund
  Lincoln VIPT Core Fund
  Lincoln VIPT Core Service Class Fund
  Lincoln VIPT Equity Income Service Class Fund
  Lincoln VIPT Global Asset Allocation Fund
  Lincoln VIPT Global Asset Allocation Service Class Fund
  Lincoln VIPT Growth Fund
  Lincoln VIPT Growth Service Class Fund
  Lincoln VIPT Growth and Income Service Class Fund
  Lincoln VIPT Growth Opportunities Service Class Fund
  Lincoln VIPT International Fund
  Lincoln VIPT International Service Class Fund
  Lincoln VIPT Moderate Profile Service Class Fund
  Lincoln VIPT Moderately Aggressive Profile Service Class Fund
  Lincoln VIPT Money Market Fund
  Lincoln VIPT Money Market Service Class Fund
  Lincoln VIPT Social Awareness Fund
  Lincoln VIPT Social Awareness Service Class Fund

MFS Variable Insurance Trust (MFS VIT):
  MFS VIT Capital Opportunities Service Class Series
  MFS VIT Emerging Growth Series
  MFS VIT Emerging Growth Service Class Series
  MFS VIT Total Return Series
  MFS VIT Total Return Service Class Series
  MFS VIT Utilities Series
  MFS VIT Utilities Service Class Series

Neuberger Berman Advisers Management Trust (NB AMT):
  NB AMT Mid-Cap Growth Portfolio
  NB AMT Regency Portfolio

Putnam Variable Trust (Putnam VT):
  Putnam VT Growth & Income Class IB Fund
  Putnam VT Health Sciences Class IB Fund

Scudder Investments VIT Funds (Scudder VIT):
  Scudder VIT Equity 500 Index Fund
  Scudder VIT Equity 500 Index Service Class Fund
  Scudder VIT Small Cap Index Fund
  Scudder VIT Small Cap Index Service Class Fund

* Denotes an affiliate of The Lincoln National Life Insurance Company

Investments in the Funds are stated at the closing net asset value per share on December 31, 2005, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 4%. Reserves on contracts involving life contingencies are calculated using a modification of the 1971 Individual Annuitant Mortality Table and an assumed investment rate of 4%.

New Investment Funds and Fund Name Changes: During 2004, the American Century VP Inflation Protection Class 2 Portfolio, the American Funds Global Growth Class 2 Fund, the Delaware VIPT Diversified Income Service Class Series and the Delaware VIPT Emerging Markets Service Class Series became available as investment options for Variable Account Contract owners. Accordingly, the 2004 statements of changes in net assets and total return and investment income ratios in note 3 for these subaccounts are for the period from the commencement of operations to December 31, 2004.

Also during 2004, the Delaware VIPT Large Cap Value Series changed its name to Delaware VIPT Value Series and the Delaware VIPT Large Cap Value Service Class Series changed its name to Delaware VIPT Value Service Class Series.

During 2005, the Delaware VIPT Capital Reserves Service Class Series, the Fidelity VIP Mid Cap Service Class 2 Portfolio, the FTVIPT Templeton Global Income Securities Class 2 Fund, the Lincoln VIPT Aggressive Profile Service Class Fund, the Lincoln VIPT Conservative Profile Service Class Fund, the Lincoln VIPT Core Fund, the Lincoln VIPT Core Service Class Fund, the Lincoln VIPT Equity Income Service Class Fund, the Lincoln VIPT Growth Fund, the Lincoln VIPT Growth Service Class Fund, the Lincoln VIPT Growth and Income Service
Class Fund, the Lincoln VIPT Growth Opportunities Service Class Fund, the Lincoln VIPT Moderate Profile

Lincoln Life Variable Annuity Account N

Service Class Fund and the Lincoln VIPT Moderately Aggressive Profile Service Class Fund became available as investment options for Variable Account Contract owners. Accordingly, the 2005 statement of operations and statements of changes in net assets and total return and investment income ratios in note 3 for these subaccounts are for the period from the commencement of operations to December 31, 2005.

Also during 2005, the ABVPSF Small Cap Value Class B Fund changed its name to the ABVPSF Small/Mid Cap Value Class B Fund, the ABVPSF Technology Class B Fund changed its name to the ABVPSF Global Technology Class B Fund, the ABVPSF Premier Growth Class B Fund changed its name to the ABVPSF Large Cap Growth Class B Fund and the FTVIPT Franklin Small Cap Class 2 Fund changed its name to the FTVIPT Franklin Small-Mid Cap Growth Securities Class 2 Fund.

Fund Closings: During 2005, the Scudder VIT EAFE Equity Index Fund and the Scudder VIT EAFE Equity Index Service Class Fund ceased to be available as investment options to Variable Account Contract owners.
2. Mortality and Expense Guarantees and Other Transactions with Affiliates Amounts are paid to the Company for mortality and expense guarantees at a percentage of each portfolio's average daily net assets within the Variable Account. The rates are as follows for the eleven contract types:

..  Lincoln Choice Plus at a daily rate of .0038356% to .0064384% (1.40% to
   2.35% on an annual basis)
..  Lincoln Choice Plus Access at a daily rate of .0038356% to .0071233% (1.40%
   to 2.60% on an annual basis)
..  Lincoln Choice Plus Bonus at a daily rate of .0038356% to .0069863% (1.40%
   to 2.55% on an annual basis)
..  Lincoln Choice Plus II at a daily rate of .0035616% to .0064384% (1.30% to
   2.35% on an annual basis)
..  Lincoln Choice Plus II Access at a daily rate of .0038356% to
   .0071233% (1.40% to 2.60% on an annual basis)
..  Lincoln Choice Plus II Bonus at a daily rate of .0038356% to
   .0069863% (1.40% to 2.55% on an annual basis)
..  Lincoln Choice Plus II L-Share at a daily rate of .0038356% to
   .0072603% (1.40% to 2.65% on an annual basis)
..  Lincoln Choice Plus Assurance at a daily rate of .0034247% to
   .0067123% (1.25% to 2.45% on an annual basis)
..  Lincoln Choice Plus Assurance Access at a daily rate of .0038356% to
   .0078082% (1.40% to 2.85% on an annual basis)
..  Lincoln Choice Plus Assurance Bonus at a daily rate of .0038356% to
   .0073973% (1.40% to 2.70% on an annual basis)
..  Lincoln Choice Plus Assurance L-Share at a daily rate of .0038356% to
   .0076712% (1.40% to 2.80% on an annual basis)

In addition, $5,905,222 was retained by the Company for contract charges and surrender charges during 2005.

The Company is responsible for all sales, general and administrative expenses applicable to the Variable Account.

Lincoln Life Variable Annuity Account N

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2005 follows.


                             Minimum Maximum Minimum  Maximum                              Minimum   Maximum   Investment
                Commencement Fee     Fee     Unit     Unit     Units                       Total     Total     Income
Subaccount Year Date(1)      Rate(2) Rate(2) Value(3) Value(3) Outstanding   Net Assets    Return(4) Return(4) Ratio(5)
-------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation
           2002               1.40%   1.85%   $ 4.42   $ 9.03   2,209,975    $  10,314,185  (25.74)%  (25.41)%    0.00%
           2001               1.40%   1.90%     5.93     6.31   2,687,530       16,777,770  (24.65)%  (24.35)%    9.44%
AIM V.I. Growth
           2005               1.40%   2.15%     4.68    10.56   1,604,479       11,094,167    5.51%     5.98%     0.00%
           2004               1.40%   1.85%     4.43     9.98   2,117,029       13,844,865    6.24%     6.72%     0.00%
           2003               1.40%   1.85%     4.16     9.37   2,586,566       15,880,142   28.84%    29.42%     0.00%
           2002               1.40%   1.85%     3.22     7.26   3,054,616       14,483,804  (32.24)%  (31.93)%    0.00%
           2001               1.40%   1.90%     4.74     7.57   3,937,811       27,559,929  (35.07)%  (34.81)%    0.22%
AIM V.I. Growth Class II
           2005               1.30%   1.95%    10.73    14.81     454,340        5,104,702    5.09%     5.77%     0.00%
           2004               1.30%   2.35%    10.21    14.08     499,787        5,345,783    5.91%     6.61%     0.00%
           2003               1.30%   1.95%     9.64    10.14     477,389        4,766,041   28.36%    29.06%     0.00%
           2002               1.40%   1.95%     7.51     7.87     169,631        1,289,762  (32.47)%  (32.08)%    0.00%
           2001  9/19/2001    1.40%   1.95%    11.12    11.62       6,330           71,150   11.19%    16.20%     0.46%
AIM V.I. International Growth
           2005               1.40%   2.15%     8.94    18.69     932,673       11,255,535   15.42%    16.29%     0.61%
           2004               1.40%   2.15%     7.72    16.17   1,099,843       11,434,378   21.49%    22.28%     0.62%
           2003               1.40%   2.05%     6.34    11.12   1,314,993       11,187,573   26.63%    27.27%     0.49%
           2002               1.40%   1.90%     5.00     8.78   1,480,348        9,923,066  (17.26)%  (16.85)%    0.67%
           2001               1.40%   1.90%     6.04     8.60   1,879,263       15,221,560  (24.90)%  (24.60)%    0.36%
AIM V.I. International Growth Class II
           2005               1.30%   2.45%    15.44    18.50     402,262        6,449,458   14.91%    16.18%     0.58%
           2004               1.30%   2.40%    13.38    16.05     425,659        5,860,514   21.13%    22.11%     0.59%
           2003               1.30%   2.10%    11.03    11.75     311,193        3,506,721   26.12%    26.81%     0.25%
           2002               1.40%   1.95%     8.75     9.29     108,075          952,943  (17.53)%  (17.07)%    2.04%
           2001  9/19/2001    1.40%   1.95%    10.60    11.23       2,478           26,611    6.03%    12.29%     0.43%
AIM V.I. Premier Equity
           2005               1.40%   2.35%     6.60    13.63   3,257,996       28,494,078    3.51%     4.19%     0.77%
           2004               1.40%   2.05%     6.35     9.94   4,153,585       34,983,584    3.83%     4.30%     0.43%
           2003               1.40%   1.85%     6.10     9.55   5,221,256       42,037,082   22.79%    23.34%     0.29%
           2002               1.40%   1.85%     4.96     7.76   6,217,531       40,633,321  (31.54)%  (31.23)%    0.28%
           2001               1.40%   1.90%     7.22    10.16   8,287,369       79,109,595  (14.12)%  (13.78)%    0.13%
AIM V.I. Premier Equity Class II
           2005               1.30%   2.20%    10.09    12.75     826,147        8,671,685    3.07%     4.00%     0.61%
           2004               1.30%   2.20%     9.77    12.26     924,978        9,336,907    3.46%     4.13%     0.32%
           2003               1.30%   1.95%     9.44     9.93     874,101        8,456,104   22.42%    23.10%     0.29%
           2002               1.40%   1.95%     7.71     8.10     561,380        4,355,616  (31.79)%  (31.41)%    0.68%
           2001  9/19/2001    1.40%   1.95%    11.31    11.84      33,718          383,052   13.05%    18.43%     0.33%
ABVPSF Global Technology Class B
           2005               1.25%   2.65%     4.11    16.19   2,865,931       15,883,898    1.03%     2.31%     0.00%
           2004               1.30%   2.55%     4.03    15.94   3,240,821       16,596,090    2.95%     3.73%     0.00%
           2003               1.30%   2.05%     3.90    10.45   3,521,618       16,241,721   41.02%    41.79%     0.00%
           2002               1.40%   1.95%     2.75     7.38   3,027,747        9,064,933  (42.94)%  (42.62)%    0.00%
           2001               1.40%   1.95%     4.81     5.12   3,632,585       18,346,792  (26.79)%  (26.49)%    0.00%
ABVPSF Growth Class B
           2002               1.40%   1.85%     4.24     8.45     941,466        4,257,982  (29.58)%  (29.26)%    0.00%
           2001               1.40%   1.90%     6.01     6.51   1,044,009        6,661,632  (25.01)%  (24.71)%    0.21%
ABVPSF Growth and Income Class B
           2005               1.25%   2.80%    11.45    15.58  16,191,191      206,322,630    1.86%     3.25%     1.28%
           2004               1.30%   2.65%    11.15    15.17  13,908,523      172,477,094    8.31%     9.79%     0.72%
           2003               1.30%   2.65%    10.21    12.32   9,896,069      111,968,167   29.63%    30.35%     0.79%
           2002               1.40%   1.95%     7.86     9.45   7,025,237       61,246,306  (23.77)%  (23.35)%    0.55%
           2001               1.40%   1.95%    10.30    12.33   4,813,757       55,481,868   (1.64)%   (1.24)%    0.51%

Lincoln Life Variable Annuity Account N

                             Minimum Maximum Minimum  Maximum                               Minimum   Maximum   Investment
                Commencement Fee     Fee     Unit     Unit     Units                        Total     Total     Income
Subaccount Year Date(1)      Rate(2) Rate(2) Value(3) Value(3) Outstanding   Net Assets     Return(4) Return(4) Ratio(5)
--------------------------------------------------------------------------------------------------------------------------
ABVPSF Large Cap Growth Class B
           2005               1.30%   2.65%   $ 6.19   $14.26   4,848,291    $   38,794,594   11.96%    13.36%     0.00%
           2004               1.30%   2.55%     5.49    12.68   4,906,004        34,130,631    6.04%     6.95%     0.00%
           2003               1.30%   2.15%     5.16     9.89   4,506,741        28,289,885   20.99%    21.65%     0.00%
           2002               1.40%   1.95%     4.25     8.14   3,795,071        18,525,723  (32.18)%  (31.80)%    0.00%
           2001               1.40%   1.95%     6.24     7.28   3,564,921        24,442,488  (18.88)%  (18.55)%    0.00%
ABVPSF Small/Mid Cap Value Class B
           2005               1.25%   2.80%    15.89    19.45   3,060,293        53,499,928    3.84%     5.25%     0.56%
           2004               1.30%   2.65%    15.40    18.62   2,055,473        35,366,991   16.31%    17.54%     0.07%
           2003               1.30%   2.35%    15.06    15.24     967,864        14,514,469   38.17%    38.94%     0.42%
           2002               1.40%   1.95%    10.90    10.97     326,746         3,575,877   (8.18)%   (7.67)%    0.17%
           2001  9/19/2001    1.40%   1.95%    11.87    11.88      17,975           213,573   18.66%    18.83%     0.00%
American Century VP Inflation Protection Class 2
           2005               1.25%   2.85%    10.23    10.45   9,646,622       100,042,811   (1.10)%    0.25%     4.69%
           2004  5/24/2004    1.30%   2.65%    10.34    10.43   3,079,182        32,042,442    0.81%     5.20%     2.06%
American Funds Global Growth Class 2
           2005               1.25%   2.80%    12.44    12.71   4,729,847        59,479,022   11.09%    12.60%     0.64%
           2004  5/24/2004    1.30%   2.65%    11.20    11.29   1,552,710        17,496,155    9.02%    12.95%     0.09%
American Funds Global Small Capitalization Class 2
           2005               1.25%   2.80%    10.59    23.26   9,624,135       146,086,924   22.08%    23.73%     0.97%
           2004               1.30%   2.65%     8.57    18.90   7,448,131        86,948,362   17.84%    19.32%     0.00%
           2003               1.30%   2.55%     7.19    15.07   3,883,351        35,447,235   50.57%    51.40%     0.55%
           2002               1.40%   1.95%     4.75     9.97   2,325,737        12,718,350  (20.62)%  (20.18)%    0.71%
           2001               1.40%   1.95%     5.95     7.11   1,669,487        10,644,958  (14.41)%  (14.07)%    0.86%
American Funds Growth Class 2
           2005               1.25%   2.85%     9.06    17.97  85,725,228     1,027,944,645   13.15%    14.69%     0.76%
           2004               1.30%   2.65%     7.93    15.76  68,042,386       685,173,120    9.56%    11.04%     0.21%
           2003               1.30%   2.65%     7.17    12.34  41,130,557       348,311,333   34.17%    34.91%     0.15%
           2002               1.40%   1.95%     5.32     9.16  19,990,977       118,810,376  (25.92)%  (25.51)%    0.04%
           2001               1.40%   1.95%     7.16     7.82  12,006,135        91,340,576  (19.62)%  (19.29)%    0.47%
American Funds Growth-Income Class 2
           2005               1.25%   2.85%    12.35    15.91  87,562,380     1,158,679,589    3.06%     4.47%     1.46%
           2004               1.30%   2.65%    11.88    15.31  68,627,474       873,734,564    7.49%     8.95%     1.08%
           2003               1.30%   2.65%    10.96    11.99  37,515,991       436,956,266   29.87%    30.59%     1.40%
           2002               1.40%   1.95%     8.43     9.18  16,748,171       148,747,080  (19.92)%  (19.48)%    1.32%
           2001               1.40%   1.95%    10.51    11.41   7,534,078        83,147,010    0.73%     1.13%     1.82%
American Funds International Class 2
           2005               1.25%   2.85%     8.51    20.13  33,907,194       413,015,292   18.33%    19.93%     1.71%
           2004               1.30%   2.65%     7.10    16.88  26,363,351       254,014,200   16.20%    17.78%     1.64%
           2003               1.30%   2.65%     6.04    12.07  16,087,085       117,109,450   32.25%    32.98%     1.75%
           2002               1.40%   1.95%     4.54     9.09   8,176,848        41,942,992  (16.49)%  (16.03)%    1.46%
           2001               1.40%   1.95%     5.41     6.20   5,624,790        32,124,018  (21.32)%  (21.00)%    0.89%
Delaware VIPT Capital Reserves Service Class
           2005   6/6/2005    1.25%   2.50%     9.87     9.97     417,378         4,142,143   (0.75)%    0.75%     2.23%
Delaware VIPT Devon
           2002               1.40%   1.40%     5.45     5.45     426,301         2,323,772  (23.44)%  (23.44)%    0.98%
           2001               1.40%   1.65%     7.12     7.12     562,667         4,007,232  (10.45)%  (10.45)%    0.72%
Delaware VIPT Diversified Income Service Class
           2005               1.25%   2.85%    10.46    10.69  11,110,785       117,668,130   (3.19)%   (1.87)%    0.59%
           2004  5/24/2004    1.30%   2.65%    10.81    10.89   3,955,275        43,006,321    0.10%     8.88%     0.00%
Delaware VIPT Emerging Markets
           2002               1.40%   1.60%    10.99    11.89     267,708         2,942,796    3.50%     3.71%     2.34%
           2001               1.40%   1.65%    10.60    10.60     186,369         1,975,663    3.82%     3.82%     0.51%
Delaware VIPT Emerging Markets Service Class
           2005               1.25%   2.80%    16.74    32.08   3,755,710        63,653,626   24.04%    25.47%     0.07%
           2004  5/26/2004    1.30%   2.45%    13.50    25.71     690,972        10,347,465   16.16%    34.46%     0.00%
           2002               1.60%   1.80%     8.80    10.74      65,153           574,932    3.15%     3.36%     3.18%
           2001               1.40%   1.90%     8.53     8.58      63,308           542,506    3.29%     3.73%     0.23%

Lincoln Life Variable Annuity Account N


                             Minimum Maximum Minimum  Maximum                             Minimum   Maximum   Investment
                Commencement Fee     Fee     Unit     Unit     Units                      Total     Total     Income
Subaccount Year Date(1)      Rate(2) Rate(2) Value(3) Value(3) Outstanding   Net Assets   Return(4) Return(4) Ratio(5)
------------------------------------------------------------------------------------------------------------------------
Delaware VIPT High Yield
           2005               1.40%   2.15%   $10.96   $15.84   1,361,372    $ 15,016,454    1.38%     2.15%     7.55%
           2004               1.40%   2.15%    10.73    14.75   1,781,940      19,188,007   12.38%    12.66%     6.68%
           2003               1.40%   1.65%     9.53    13.12   2,496,030      23,797,308   26.64%    26.96%     6.27%
           2002               1.40%   1.65%     7.50    10.35   1,721,471      12,921,345    0.15%     0.42%     9.65%
           2001               1.40%   1.65%     7.47     7.47   1,213,714       9,070,122   (5.43)%   (5.43)%    9.54%
Delaware VIPT High Yield Service Class
           2005               1.25%   2.85%    12.05    15.91  11,482,026     151,343,314    0.64%     2.01%     6.00%
           2004               1.30%   2.65%    11.87    15.68   9,299,746     121,685,217   11.04%    12.55%     4.87%
           2003               1.30%   2.65%    10.60    13.11   5,206,710      60,480,694   26.13%    26.82%     4.82%
           2002               1.40%   1.95%     8.39    10.34   1,382,826      12,415,349   (0.32)%    0.23%     8.35%
           2001               1.40%   1.95%     8.41     8.46     631,834       5,360,163   (6.09)%   (5.70)%    6.52%
Delaware VIPT International Value Equity
           2005               1.40%   1.65%    16.48    18.13     170,735       2,813,892   11.03%    11.31%     1.40%
           2004               1.40%   1.65%    14.80    16.33     149,061       2,207,313   19.80%    20.10%     2.70%
           2003               1.40%   1.65%    12.32    13.63     175,704       2,166,408   41.09%    41.45%     2.39%
           2002               1.40%   1.65%     8.71     9.66     157,859       1,376,382  (11.87)%  (11.65)%    2.22%
           2001               1.40%   1.65%     9.86     9.86     172,011       1,696,649  (14.05)%  (14.05)%    2.87%
Delaware VIPT REIT
           2005               1.40%   2.15%    19.78    25.18     917,113      22,971,856    5.42%     5.68%     2.04%
           2004               1.40%   1.65%    18.77    23.83   1,227,905      29,150,435   29.23%    29.55%     2.11%
           2003               1.40%   1.65%    14.52    18.39   1,279,047      23,460,839   31.83%    32.16%     2.55%
           2002               1.40%   1.65%    11.01    13.92   1,303,063      18,104,452    2.82%     3.07%     1.84%
           2001               1.40%   1.65%    13.50    13.50     624,028       8,419,985    7.28%     7.28%     1.36%
Delaware VIPT REIT Service Class
           2005               1.25%   2.80%    16.28    21.23   8,802,972     161,758,580    4.06%     5.48%     1.55%
           2004               1.30%   2.65%    15.57    20.15   6,905,964     126,052,112   27.79%    29.39%     1.53%
           2003               1.30%   2.55%    13.96    15.45   3,514,224      51,191,530   31.15%    31.87%     2.01%
           2002               1.40%   1.95%    10.63    11.75   1,642,639      18,769,932    2.37%     2.93%     1.57%
           2001               1.40%   1.95%    11.42    11.49     488,935       5,572,105    6.73%     7.18%     1.23%
Delaware VIPT Select Growth
           2002               1.40%   1.60%     3.61     8.12   1,792,425       6,481,162  (33.60)%  (33.47)%    0.00%
           2001               1.40%   1.65%     5.43     5.43   2,187,582      11,874,368  (24.85)%  (24.85)%    0.00%
Delaware VIPT Select Growth Service Class
           2002               1.60%   1.85%     3.71     8.08     705,603       2,647,287  (33.85)%  (33.68)%    0.00%
           2001               1.40%   1.90%     5.61     5.64     667,388       3,766,093  (25.26)%  (24.95)%    0.00%
Delaware VIPT Small Cap Value
           2005               1.40%   2.35%    18.37    21.30   1,518,277      32,285,750    7.63%     7.90%     0.38%
           2004               1.40%   1.65%    17.06    19.75   1,744,483      34,401,846   19.49%    19.79%     0.20%
           2003               1.40%   1.65%    14.27    16.48   1,911,460      31,463,013   39.66%    40.01%     0.38%
           2002               1.40%   1.65%    10.21    11.77   1,874,844      22,059,412   (7.15)%   (6.92)%    0.48%
           2001               1.40%   1.65%    12.65    12.65   1,325,355      16,754,911   10.29%    10.29%     0.77%
Delaware VIPT Small Cap Value Service Class
           2005               1.25%   2.80%    16.59    21.80  10,633,977     196,817,038    6.29%     7.74%     0.14%
           2004               1.30%   2.65%    15.54    20.25   7,036,912     128,023,938   18.35%    19.60%     0.02%
           2003               1.30%   2.35%    14.13    16.81   4,064,442      63,655,137   38.93%    39.70%     0.20%
           2002               1.40%   1.95%    10.16    12.06   2,117,810      24,498,184   (7.54)%   (7.04)%    0.27%
           2001               1.40%   1.95%    12.94    13.05     620,311       8,000,427    9.68%    10.09%     0.46%
Delaware VIPT Social Awareness
           2002               1.40%   1.60%     7.20     8.76     575,595       4,143,898  (24.08)%  (23.92)%    0.40%
           2001               1.40%   1.65%     9.46     9.46     634,786       6,007,037  (10.79)%  (10.79)%    0.23%
Delaware VIPT Social Awareness Service Class
           2002               1.60%   1.80%     5.90     8.72     102,436         614,015  (24.36)%  (24.21)%    0.21%
           2001               1.40%   1.90%     7.79     7.84     107,725         853,315  (11.30)%  (10.92)%    0.09%
Delaware VIPT Trend
           2005               1.40%   2.15%    13.73    17.05   1,802,451      30,707,868    4.13%     4.39%     0.00%
           2004               1.40%   1.65%    13.18    16.33   2,361,636      38,545,101   10.76%    11.04%     0.00%
           2003               1.40%   1.65%    11.89    14.71   2,681,212      39,417,437   32.89%    33.22%     0.00%
           2002               1.40%   1.65%     8.94    11.04   2,916,731      32,186,140  (21.26)%  (21.05)%    0.00%
           2001               1.40%   1.65%    13.98    13.98   3,587,285      50,151,476  (16.52)%  (16.52)%    0.00%

Lincoln Life Variable Annuity Account N


                             Minimum Maximum Minimum  Maximum                             Minimum   Maximum   Investment
                Commencement Fee     Fee     Unit     Unit     Units                      Total     Total     Income
Subaccount Year Date(1)      Rate(2) Rate(2) Value(3) Value(3) Outstanding   Net Assets   Return(4) Return(4) Ratio(5)
------------------------------------------------------------------------------------------------------------------------
Delaware VIPT Trend Service Class
           2005               1.25%   2.80%   $ 7.66   $16.67   9,417,497    $107,820,967    2.85%     4.25%     0.00%
           2004               1.30%   2.65%     7.38    16.07   9,480,716     101,229,754    9.38%    10.87%     0.00%
           2003               1.30%   2.65%     6.69    13.41   5,631,974      50,750,853   32.19%    32.92%     0.00%
           2002               1.40%   1.95%     5.06    10.09   3,494,864      20,612,639  (21.61)%  (21.18)%    0.00%
           2001               1.40%   1.95%     6.44     6.48   1,970,053      12,884,782  (16.96)%  (16.63)%    0.00%
Delaware VIPT U.S. Growth Service Class
           2005               1.30%   2.65%    11.07    13.99   3,262,415      38,980,114   11.42%    12.93%     0.37%
           2004               1.30%   2.65%     9.87    12.46   3,281,070      34,757,989    0.33%     1.70%     0.00%
           2003               1.30%   2.65%     9.77     9.89     843,958       8,688,397   21.05%    21.65%     0.01%
           2002               1.40%   1.90%     8.07     8.13      74,374         602,736  (30.60)%  (30.26)%    0.04%
           2001  9/19/2001    1.40%   1.95%    11.63    11.65       1,612          18,849   16.34%    16.52%     0.00%
Delaware VIPT Value
           2005               1.40%   2.35%    11.98    13.22   1,470,232      17,634,039    4.29%     4.55%     1.68%
           2004               1.40%   1.65%    11.46    11.80   1,499,570      17,193,059   13.11%    13.33%     1.57%
           2003               1.40%   1.60%    10.11    10.43   1,637,137      16,557,842   26.26%    26.51%     1.66%
           2002               1.40%   1.60%     7.99     8.26   1,352,162      10,810,321  (19.97)%  (19.81)%    1.60%
           2001               1.40%   1.65%     9.97     9.97   1,486,136      14,815,032   (5.22)%   (5.22)%    0.18%
Delaware VIPT Value Service Class
           2005               1.25%   2.80%    12.08    15.69   5,229,714      68,306,425    3.03%     4.43%     1.08%
           2004               1.30%   2.65%    11.63    15.10   2,352,748      30,019,065   12.21%    13.11%     1.08%
           2003               1.30%   2.10%    10.34    11.23   1,125,234      12,558,833   25.63%    26.33%     1.50%
           2002               1.40%   1.95%     8.22     8.89     597,704       5,207,353  (20.39)%  (19.93)%    1.01%
           2001               1.40%   1.95%    10.88    10.95     250,463       2,725,871   (5.76)%   (5.34)%    0.05%
Dreyfus Developing Leaders
           2002               1.40%   1.40%    10.73    10.73     239,550       2,571,334  (20.25)%  (20.25)%    0.05%
           2001               1.40%   1.65%    13.46    13.46     292,525       3,936,865   (7.42)%   (7.42)%    0.41%
Fidelity VIP Contrafund Service Class 2
           2005               1.25%   2.85%    15.70    16.14  15,529,612     242,707,287   13.61%    15.16%     0.09%
           2004               1.30%   2.65%    13.75    14.09   7,227,480     100,567,575   12.15%    13.67%     0.13%
           2003               1.30%   2.65%    12.18    12.33   2,337,942      28,698,100   25.72%    26.42%     0.15%
           2002               1.40%   1.95%     9.69     9.76     430,608       4,189,976  (11.36)%  (10.86)%    0.17%
           2001  9/19/2001    1.40%   1.95%    10.93    10.95      25,910         283,522    9.29%     9.46%     0.00%
Fidelity VIP Equity-Income
           2005               1.40%   2.15%    12.35    15.54   2,187,704      28,049,062    3.62%     4.39%     1.71%
           2004               1.40%   2.15%    11.86    12.76   2,706,796      33,239,120    9.70%     9.98%     1.56%
           2003               1.40%   1.65%    10.80    11.63   2,927,303      32,683,551   28.20%    28.52%     1.84%
           2002               1.40%   1.65%     8.42     9.07   3,191,587      27,726,540  (18.31)%  (18.10)%    1.70%
           2001               1.40%   1.65%    10.61    10.61   3,138,208      33,295,221   (6.28)%   (6.28)%    1.57%
Fidelity VIP Equity-Income Service Class 2
           2005               1.30%   2.65%    11.89    15.56   8,341,856     108,463,653    2.81%     4.21%     1.25%
           2004               1.30%   2.65%    11.47    15.01   6,568,159      81,874,928    8.87%     9.80%     1.04%
           2003               1.30%   2.15%    10.50    11.63   3,106,889      34,700,736   27.52%    28.22%     1.21%
           2002               1.40%   1.95%     8.22     9.07   1,411,281      12,022,860  (18.76)%  (18.31)%    1.10%
           2001               1.40%   1.95%    10.10    10.16     540,415       5,490,108   (6.92)%   (6.54)%    0.57%
Fidelity VIP Growth
           2005               1.40%   2.15%     9.83    14.01   1,972,496      19,401,348    3.55%     4.33%     0.54%
           2004               1.40%   2.15%     9.42    10.76   2,565,999      24,186,820    1.69%     1.94%     0.28%
           2003               1.40%   1.65%     9.24    10.58   3,068,551      28,369,256   30.68%    31.00%     0.28%
           2002               1.40%   1.65%     7.05     8.10   3,561,815      25,137,106  (31.25)%  (31.08)%    0.28%
           2001               1.40%   1.65%    10.24    10.24   4,870,074      49,855,065  (18.80)%  (18.80)%    0.08%
Fidelity VIP Growth Service Class 2
           2005               1.25%   2.80%     6.30    13.94   4,476,186      40,555,043    2.74%     4.14%     0.21%
           2004               1.30%   2.65%     6.08    13.47   2,742,063      22,976,078    0.73%     1.79%     0.11%
           2003               1.30%   2.35%     6.01    10.59   1,693,187      12,346,857   29.98%    30.70%     0.10%
           2002               1.40%   1.95%     4.61     8.10   1,226,819       6,303,717  (31.65)%  (31.27)%    0.13%
           2001               1.40%   1.95%     6.74     6.78   1,220,571       8,375,605  (19.33)%  (19.04)%    0.06%
Fidelity VIP Growth Opportunities
           2002               1.40%   1.40%     5.68     5.68   1,618,820       9,192,932  (22.93)%  (22.93)%    1.22%
           2001               1.40%   1.65%     7.37     7.37   2,233,086      16,455,500  (15.61)%  (15.61)%    0.41%

Lincoln Life Variable Annuity Account N


                             Minimum Maximum Minimum  Maximum                            Minimum   Maximum   Investment
                Commencement Fee     Fee     Unit     Unit     Units                     Total     Total     Income
Subaccount Year Date(1)      Rate(2) Rate(2) Value(3) Value(3) Outstanding   Net Assets  Return(4) Return(4) Ratio(5)
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Service Class 2
           2002               1.60%   1.80%   $ 5.44   $ 8.68      85,860    $   470,570  (23.41)%  (23.25)%    0.85%
           2001               1.40%   1.90%     7.11     7.14      92,660        661,919  (16.17)%  (15.87)%    0.28%
Fidelity VIP Mid Cap Service Class 2
           2005   6/6/2005    1.25%   2.85%    11.49    11.59   2,530,388     29,265,696    3.06%    16.25%     0.00%
Fidelity VIP Overseas
           2005               1.40%   2.15%    12.88    18.86     605,539      7,809,350   16.51%    17.39%     0.67%
           2004               1.40%   2.15%    10.97    13.46     695,470      7,639,894   11.83%    12.06%     1.13%
           2003               1.40%   1.60%     9.79    12.03     730,313      7,151,986   41.10%    41.38%     0.85%
           2002               1.40%   1.60%     6.93     8.53     744,912      5,159,899  (21.55)%  (21.39)%    0.84%
           2001               1.40%   1.65%     8.81     8.81     920,542      8,111,651  (22.26)%  (22.26)%    5.87%
Fidelity VIP Overseas Service Class 2
           2005               1.25%   2.80%     9.48    18.78   6,857,887     93,652,564   15.68%    17.25%     0.39%
           2004               1.30%   2.65%     8.13    16.12   4,295,700     49,857,492   10.35%    11.85%     0.60%
           2003               1.30%   2.65%     7.30    12.07   1,514,804     13,712,180   40.28%    41.05%     0.23%
           2002               1.40%   1.95%     5.20     8.56     595,370      3,253,837  (22.00)%  (21.57)%    0.36%
           2001               1.40%   1.95%     6.65     6.69     462,865      3,117,723  (22.57)%  (22.26)%    4.37%
FTVIPT Franklin Mutual Shares Securities Class 2
           2002               1.40%   1.90%     8.71    11.12   2,553,871     26,889,186  (13.47)%  (13.04)%    0.93%
           2001               1.40%   1.90%    11.40    12.78   1,979,902     24,081,082    5.13%     5.55%     1.49%
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2
           2005               1.25%   2.80%     6.81    17.49   6,525,815     59,207,077    2.05%     3.43%     0.00%
           2004               1.30%   2.65%     6.59    17.00   5,959,921     49,278,519    9.16%    10.04%     0.00%
           2003               1.30%   2.10%     6.00    11.67   4,577,044     31,394,991   34.60%    35.34%     0.00%
           2002               1.40%   1.95%     4.43     8.64   3,562,355     17,032,796  (30.07)%  (29.68)%    0.25%
           2001               1.40%   1.95%     6.30     6.71   2,658,181     17,329,816  (16.76)%  (16.43)%    0.38%
FTVIPT Templeton Foreign Securities Class 2
           2002               1.40%   1.90%     6.38     8.72     945,905      6,228,122  (20.10)%  (19.70)%    2.34%
           2001               1.40%   1.90%     7.98     8.30     753,613      6,187,698  (17.50)%  (17.16)%    2.48%
FTVIPT Templeton Global Income Securities Class 2
           2005   6/6/2005    1.25%   2.80%     9.81     9.90     941,896      9,296,781   (1.70)%    2.14%     0.11%
FTVIPT Templeton Growth Securities Class 2
           2005               1.25%   2.80%    12.51    16.72   6,482,117     89,831,343    6.02%     7.46%     1.09%
           2004               1.30%   2.65%    11.70    15.64   3,921,711     51,068,185   13.28%    14.53%     1.14%
           2003               1.30%   2.40%    10.27    11.67   2,086,334     23,332,586   29.59%    30.30%     1.46%
           2002               1.40%   1.95%     7.91     8.97   1,100,054      9,317,702  (20.07)%  (19.62)%    2.50%
           2001               1.40%   1.95%     9.88    10.73     510,547      5,372,301   (3.07)%   (2.68)%    1.78%
Janus Aspen Series Balanced Service Shares
           2005               1.30%   2.65%    12.05    12.70   3,213,240     39,730,293    4.85%     6.27%     2.10%
           2004               1.30%   2.65%    11.55    11.94   3,249,338     37,916,501    5.78%     6.89%     2.48%
           2003               1.30%   2.35%    10.87    11.01   2,319,319     25,413,234   11.53%    12.14%     2.22%
           2002               1.40%   1.95%     9.75     9.82     882,961      8,649,699   (8.48)%   (7.97)%    3.58%
           2001  9/19/2001    1.40%   1.95%    10.65    10.67      23,084        246,189    6.52%     6.69%     3.26%
Janus Aspen Series Mid Cap Growth Service Shares
           2005               1.30%   2.55%    13.76    17.48   1,051,727     15,318,067    9.32%    10.58%     0.00%
           2004               1.30%   2.45%    12.52    15.82     766,944     10,085,016   17.68%    18.92%     0.00%
           2003               1.30%   2.35%    10.60    10.73     280,391      3,054,564   32.16%    32.90%     0.00%
           2002               1.40%   1.95%     8.02     8.07      59,088        475,865  (29.50)%  (29.15)%    0.00%
           2001  9/19/2001    1.40%   1.95%    11.38    11.39       4,834         55,109   13.77%    13.94%     0.00%
Janus Aspen Series Worldwide Growth Service Shares
           2005               1.30%   2.45%    10.78    13.15     388,509      4,361,767    3.01%     4.20%     1.18%
           2004               1.30%   2.45%    10.42    12.62     471,875      5,086,972    2.51%     3.18%     0.94%
           2003               1.30%   1.95%    10.16    10.29     431,027      4,472,346   21.29%    21.96%     0.93%
           2002               1.40%   1.95%     8.38     8.44     242,345      2,040,094  (27.16)%  (26.74)%    0.87%
           2001  9/19/2001    1.40%   1.95%    11.50    11.52       6,855         78,994   15.02%    15.20%     0.20%
Liberty VIT Growth & Income
           2002               1.40%   1.40%     8.81     8.81     341,662      3,011,627  (23.04)%  (23.04)%    0.93%
           2001               1.40%   1.65%    11.45    11.45     497,734      5,700,557   (1.99)%   (1.99)%    1.01%
Liberty VIT Newport Tiger
           2002               1.40%   1.85%     5.38     9.71     499,385      3,847,367  (18.49)%  (18.12)%    1.04%
           2001               1.40%   1.90%     6.60    10.99     582,167      5,759,764  (19.94)%  (19.62)%    0.78%

Lincoln Life Variable Annuity Account N


                             Minimum Maximum Minimum  Maximum                             Minimum   Maximum   Investment
                Commencement Fee     Fee     Unit     Unit     Units                      Total     Total     Income
Subaccount Year Date(1)      Rate(2) Rate(2) Value(3) Value(3) Outstanding   Net Assets   Return(4) Return(4) Ratio(5)
------------------------------------------------------------------------------------------------------------------------
Lincoln VIPT Aggressive Growth
           2005               1.30%   2.65%   $13.24   $16.08     133,778    $  1,832,318    6.94%     8.39%     0.00%
           2004               1.30%   2.65%    12.31    13.87      97,110       1,220,901   11.53%    12.20%     0.00%
           2003               1.30%   1.90%    11.04    11.16      91,201       1,017,546   30.14%    30.78%     0.00%
           2002               1.40%   1.90%     8.48     8.54      15,318         130,333  (31.62)%  (31.29)%    0.00%
           2001  9/19/2001    1.40%   1.95%    12.40    12.42       1,612          20,093   24.04%    24.22%     0.00%
Lincoln VIPT Aggressive Growth Service Class
           2005               1.25%   2.85%    14.59    14.92     398,136       5,537,906    7.16%     8.08%     0.00%
           2004               1.35%   2.45%    13.73    13.81     122,805       1,688,413   11.46%    11.85%     0.00%
           2003  6/17/2003    1.35%   1.70%    12.32    12.34      33,165         408,896    2.44%    12.32%     0.00%
Lincoln VIPT Aggressive Profile Service Class
           2005   6/6/2005    1.25%   2.80%    10.81    10.91   1,642,617      17,873,575   (0.53)%    8.81%     0.00%
Lincoln VIPT Bond
           2005               1.30%   2.65%    10.53    13.69  27,381,711     353,491,303   (0.04)%    1.31%     4.17%
           2004               1.30%   2.65%    10.41    13.52  27,775,838     357,120,174    2.55%     3.94%     4.20%
           2003               1.30%   2.65%    11.49    13.04  24,088,150     302,767,592    5.21%     5.79%     4.48%
           2002               1.40%   1.95%    10.91    12.35  17,889,584     216,864,749    8.03%     8.63%     6.03%
           2001               1.40%   1.95%    11.33    11.40   8,165,644      92,522,039    7.21%     7.63%     6.52%
Lincoln VIPT Bond Service Class
           2005               1.25%   2.85%    10.15    10.50  31,108,567     322,429,439   (0.29)%    1.01%     4.55%
           2004               1.35%   2.65%    10.20    10.40  18,125,175     187,702,118    2.40%     3.64%     5.30%
           2003  6/10/2003    1.35%   2.55%     9.96    10.03   4,003,602      40,119,444   (2.05)%    3.94%     5.95%
Lincoln VIPT Capital Appreciation
           2005               1.30%   2.55%    11.40    13.69     327,886       3,928,463    1.68%     2.86%     0.28%
           2004               1.30%   2.45%    11.17    12.71     285,703       3,309,738    3.30%     3.92%     0.00%
           2003               1.30%   1.90%    10.82    10.94     159,833       1,745,889   29.97%    30.62%     0.00%
           2002               1.40%   1.90%     8.32     8.37      44,384         370,776  (28.34)%  (28.00)%    0.00%
           2001  9/19/2001    1.40%   1.95%    11.61    11.63       2,052          23,927   16.14%    16.31%     0.00%
Lincoln VIPT Capital Appreciation Service Class
           2005               1.25%   2.65%    12.54    12.97     938,655      11,917,908    1.23%     2.55%     0.06%
           2004               1.35%   2.65%    12.58    12.65     286,650       3,610,787    3.25%     3.61%     0.00%
           2003  5/27/2003    1.35%   1.70%    12.18    12.21      27,204         332,036    3.14%    18.14%     0.00%
Lincoln VIPT Conservative Profile Service Class
           2005   6/6/2005    1.25%   2.85%    10.18    10.27   2,979,092      30,523,299   (0.58)%    2.86%     0.00%
Lincoln VIPT Core
           2005  6/22/2005    1.40%   1.40%    10.27    10.27      12,820         131,724    1.78%     1.78%     0.48%
Lincoln VIPT Core Service Class
           2005  6/15/2005    1.25%   2.65%    10.19    10.27      77,707         795,382   (1.39)%    2.87%     0.37%
Lincoln VIPT Equity-Income Service Class
           2005   6/8/2005    1.25%   2.80%    10.40    10.50     456,634       4,781,806   (0.71)%    4.99%     1.46%
Lincoln VIPT Global Asset Allocation
           2005               1.30%   2.55%    13.01    14.18   2,005,959      26,758,516    4.11%     5.42%     1.53%
           2004               1.30%   2.55%    12.43    13.03     884,987      11,179,606   11.35%    12.08%     1.94%
           2003               1.30%   1.95%    11.16    11.66     276,370       3,130,361   18.08%    18.73%     3.24%
           2002               1.40%   1.95%     9.45     9.85      44,513         425,436  (13.76)%  (13.22)%    2.15%
           2001  9/19/2001    1.40%   1.95%    10.96    11.38       1,601          17,793    9.59%    13.80%     0.42%
Lincoln VIPT Global Asset Allocation Service Class
           2005               1.30%   2.80%    12.97    13.35     749,347       9,590,351    3.95%     5.10%     1.23%
           2004               1.35%   2.45%    12.62    12.70     281,278       3,560,394   11.30%    11.75%     1.73%
           2003  6/12/2003    1.35%   1.75%    11.34    11.36      50,890         577,576    3.67%     9.91%     1.51%
Lincoln VIPT Growth
           2005  6/15/2005    1.40%   1.65%    10.83    10.85       4,701          50,956    5.10%     7.49%     0.00%
Lincoln VIPT Growth Service Class
           2005   6/7/2005    1.25%   2.80%    10.75    10.84     226,285       2,448,531   (0.83)%    8.92%     0.00%
Lincoln VIPT Growth and Income Service Class
           2005  6/27/2005    1.25%   2.50%    10.31    10.39     293,771       3,043,012   (1.56)%    4.48%     1.65%
Lincoln VIPT Growth Opportunities Service Class
           2005  6/22/2005    1.25%   2.80%    11.36    11.47      81,392         931,405   (2.62)%   11.91%     0.00%

Lincoln Life Variable Annuity Account N


                             Minimum Maximum Minimum  Maximum                             Minimum   Maximum   Investment
                Commencement Fee     Fee     Unit     Unit     Units                      Total     Total     Income
Subaccount Year Date(1)      Rate(2) Rate(2) Value(3) Value(3) Outstanding   Net Assets   Return(4) Return(4) Ratio(5)
------------------------------------------------------------------------------------------------------------------------
Lincoln VIPT International
           2005               1.30%   2.65%   $17.38   $19.05   2,893,309    $ 51,322,467    9.60%    11.09%     2.34%
           2004               1.30%   2.65%    15.68    17.26   2,002,599      32,129,421   17.77%    19.37%     1.43%
           2003               1.30%   2.65%    13.39    13.55     764,656      10,309,269   38.89%    39.65%     2.63%
           2002               1.40%   1.95%     9.64     9.71     132,959       1,287,204  (12.49)%  (12.04)%    1.43%
           2001  9/19/2001    1.40%   1.95%    11.02    11.03       1,956          21,649   10.16%    10.34%     0.93%
Lincoln VIPT International Service Class
           2005               1.25%   2.80%    16.76    17.34   6,748,458     110,575,192    9.32%    10.75%     2.14%
           2004               1.35%   2.65%    15.35    15.66   3,752,542      58,521,613   17.61%    19.02%     1.25%
           2003   6/9/2003    1.35%   2.55%    13.06    13.15     783,969      10,298,202    5.07%    22.78%     2.75%
Lincoln VIPT Moderate Profile Service Class
           2005   6/6/2005    1.25%   2.80%    10.40    10.49   9,467,285      99,075,704    1.01%     5.00%     0.00%
Lincoln VIPT Moderately Aggressive Profile Service Class
           2005   6/6/2005    1.25%   2.80%    10.58    10.67   5,843,065      62,178,857    0.30%     6.79%     0.00%
Lincoln VIPT Money Market
           2005               1.30%   2.65%     9.61    11.13  10,227,809     106,859,269    0.10%     1.46%     2.75%
           2004               1.30%   2.65%     9.60    10.98   9,664,617     100,481,381   (1.76)%   (0.42)%    0.86%
           2003               1.30%   2.65%     9.83    11.04  10,954,801     115,293,445   (1.26)%   (0.72)%    0.70%
           2002               1.40%   1.95%     9.96    11.12  19,280,984     205,091,441   (0.55)%    0.00%     1.37%
           2001               1.40%   1.95%    10.43    11.12  12,093,644     130,195,821    2.16%     2.57%     3.58%
Lincoln VIPT Money Market Service Class
           2005               1.25%   2.80%     9.65     9.98   7,980,149      79,247,808   (0.15)%    1.16%     2.59%
           2004               1.35%   2.65%     9.68     9.87   5,260,840      51,684,873   (1.91)%   (0.72)%    0.74%
           2003  6/11/2003    1.35%   2.55%     9.86     9.94   1,070,114      10,621,014   (0.81)%   (0.04)%    0.17%
Lincoln VIPT Social Awareness
           2005               1.30%   2.65%    13.79    16.43   2,050,578      29,133,651    9.10%    10.58%     0.88%
           2004               1.30%   2.65%    12.55    14.84   1,843,970      23,648,064    9.76%    11.25%     1.18%
           2003               1.30%   2.65%    11.35    12.03     928,999      10,713,994   29.33%    30.03%     1.43%
           2002               1.40%   1.95%     8.78     9.27      46,709         412,876  (23.67)%  (23.22)%    1.61%
           2001  9/19/2001    1.40%   1.95%    11.50    12.11       1,977          23,071   15.03%    21.07%     0.68%
Lincoln VIPT Social Awareness Service Class
           2005               1.25%   2.70%    14.52    15.02   4,949,634      71,884,144    8.83%    10.25%     0.73%
           2004               1.35%   2.65%    13.36    13.62   2,972,005      40,329,641    9.59%    10.91%     1.06%
           2003  6/11/2003    1.35%   2.55%    12.19    12.28     566,516       6,949,285    1.19%    15.03%     1.09%
MFS VIT Capital Opportunities Service Class
           2005               1.30%   2.65%    11.15    14.56     530,004       6,233,909   (1.19)%    0.15%     0.54%
           2004               1.30%   2.65%    11.20    14.62     450,863       5,312,294    9.92%    10.64%     0.17%
           2003               1.30%   1.95%    10.19    10.32     315,701       3,303,141   24.66%    25.35%     0.00%
           2002               1.40%   1.95%     8.18     8.23     124,623       1,023,294  (31.21)%  (30.81)%    0.00%
           2001  9/19/2001    1.40%   1.95%    11.88    11.90       8,393          99,914   18.84%    19.02%     0.00%
MFS VIT Emerging Growth
           2005               1.40%   2.15%    10.23    12.11     891,376       9,143,587    7.40%     7.67%     0.00%
           2004               1.40%   1.65%     9.50    11.27   1,097,291      10,435,949   11.11%    11.39%     0.00%
           2003               1.40%   1.65%     8.53    10.14   1,329,911      11,350,490   28.16%    28.42%     0.00%
           2002               1.40%   1.60%     6.64     7.91   1,511,486      10,040,539  (34.81)%  (34.68)%    0.00%
           2001               1.40%   1.65%    10.17    10.17   2,297,588      23,364,627  (34.41)%  (34.41)%    0.00%
MFS VIT Emerging Growth Service Class
           2005               1.30%   2.45%     5.23    15.14   1,298,284      10,354,668    6.29%     7.52%     0.00%
           2004               1.30%   2.45%     4.89    14.23   1,250,577       8,924,947   10.11%    11.26%     0.00%
           2003               1.30%   2.35%     4.41    10.15   1,032,525       5,967,597   27.43%    28.13%     0.00%
           2002               1.40%   1.95%     3.46     7.92     789,180       3,028,423  (35.14)%  (34.79)%    0.00%
           2001               1.40%   1.95%     5.32     5.35     830,051       4,481,378  (34.81)%  (34.54)%    0.00%
MFS VIT Research
           2002               1.40%   1.60%     7.01     8.27   1,136,643       7,969,416  (25.74)%  (25.59)%    0.28%
           2001               1.40%   1.65%     9.42     9.42   1,474,916      13,893,672  (22.35)%  (22.35)%    0.01%
MFS VIT Research Service Class
           2002               1.60%   1.85%     5.03     8.41     605,748       3,068,386  (26.10)%  (25.92)%    0.11%
           2001               1.40%   1.90%     6.81     6.85     807,809       5,521,674  (22.79)%  (22.49)%    0.00%

Lincoln Life Variable Annuity Account N


                             Minimum Maximum Minimum  Maximum                             Minimum   Maximum   Investment
                Commencement Fee     Fee     Unit     Unit     Units                      Total     Total     Income
Subaccount Year Date(1)      Rate(2) Rate(2) Value(3) Value(3) Outstanding   Net Assets   Return(4) Return(4) Ratio(5)
------------------------------------------------------------------------------------------------------------------------
MFS VIT Total Return
           2005               1.40%   2.35%   $12.18   $13.91   3,328,787    $ 46,128,539    0.63%     1.39%     2.05%
           2004               1.40%   2.15%    12.04    13.72   3,709,086      50,715,329    9.50%     9.77%     1.68%
           2003               1.40%   1.65%    10.99    12.50   4,023,962      50,213,967   14.42%    14.71%     1.75%
           2002               1.40%   1.65%     9.60    10.90   4,322,028      47,032,941   (6.74)%   (6.49)%    1.65%
           2001               1.40%   1.65%    11.65    11.65   3,667,421      42,716,397   (1.15)%   (1.15)%    1.98%
MFS VIT Total Return Service Class
           2005               1.25%   2.85%    11.96    13.00  19,428,172     241,264,525   (0.09)%    1.27%     1.72%
           2004               1.30%   2.65%    11.87    12.90  13,898,886     173,052,340    8.34%     9.59%     1.37%
           2003               1.30%   2.45%    10.89    11.65   8,005,593      91,456,755   13.77%    14.39%     1.41%
           2002               1.40%   1.95%     9.55    10.21   3,796,010      38,295,796   (7.18)%   (6.67)%    1.41%
           2001               1.40%   1.95%    10.93    10.99   1,424,672      15,578,065   (1.76)%   (1.34)%    1.56%
MFS VIT Utilities
           2005               1.40%   2.35%    14.04    15.74   2,112,594      33,244,903   14.93%    15.21%     0.61%
           2004               1.40%   1.65%    12.21    13.66   2,231,354      30,455,785   28.07%    28.39%     1.49%
           2003               1.40%   1.65%     9.53    10.64   2,525,979      26,851,342   33.67%    34.01%     2.31%
           2002               1.40%   1.65%     7.13     7.94   2,752,664      21,847,397  (24.02)%  (23.83)%    2.79%
           2001               1.40%   1.65%    10.43    10.43   3,706,529      38,640,726  (25.26)%  (25.26)%    3.29%
MFS VIT Utilities Service Class
           2005               1.25%   2.80%    10.81    21.94   5,828,235      77,763,713   13.52%    15.07%     0.47%
           2004               1.30%   2.65%     9.44    19.21   3,708,140      41,924,765   27.21%    28.17%     1.24%
           2003               1.30%   2.05%     7.40    10.02   2,745,333      23,119,140   32.96%    33.69%     1.65%
           2002               1.40%   1.95%     5.56     7.49   1,468,712       8,617,782  (24.41)%  (23.97)%    2.52%
           2001               1.40%   1.95%     7.34     7.38   1,399,560      10,374,833  (25.79)%  (25.52)%    2.45%
NB AMT Mid-Cap Growth
           2005               1.25%   2.70%    13.28    15.94   5,153,591      71,406,285   10.77%    12.27%     0.00%
           2004               1.30%   2.65%    11.91    14.28   3,603,225      44,841,964   13.61%    14.81%     0.00%
           2003               1.30%   2.35%    10.44    10.57   1,795,704      19,108,352   25.60%    26.29%     0.00%
           2002               1.40%   1.95%     8.31     8.37     629,229       5,248,441  (30.71)%  (30.33)%    0.00%
           2001  9/19/2001    1.40%   1.95%    11.99    12.01       8,801         105,769   19.95%    20.13%     0.00%
NB AMT Regency
           2005               1.25%   2.85%    16.73    18.28   6,722,953     114,789,057    9.07%    10.55%     0.09%
           2004               1.30%   2.65%    15.27    16.65   3,996,020      62,810,341   19.16%    20.78%     0.03%
           2003               1.30%   2.65%    13.02    13.18   1,149,687      15,018,457   33.22%    33.96%     0.00%
           2002               1.40%   1.95%     9.78     9.84     208,868       2,050,622  (12.28)%  (11.80)%    0.04%
           2001  9/19/2001    1.40%   1.95%    11.14    11.16       8,336          93,037   11.44%    11.59%     0.00%
PIMCO VIT OPCAP Global Equity
           2002               1.40%   1.65%     8.53     8.97     263,137       2,359,188  (18.76)%  (18.56)%    0.55%
           2001               1.40%   1.65%    11.01    11.01     340,361       3,747,193  (15.02)%  (15.02)%    0.00%
PIMCO VIT OPCAP Managed
           2002               1.40%   1.40%     8.45     8.45     473,260       3,999,852  (18.04)%  (18.04)%    2.07%
           2001               1.40%   1.65%    10.31    10.31     573,192       5,910,641   (6.23)%   (6.23)%    2.35%
Putnam VT Growth & Income Class IB
           2005               1.30%   2.65%    12.11    15.21     589,211       7,329,537    2.94%     3.87%     1.57%
           2004               1.30%   2.20%    11.73    14.73     645,292       7,734,644    8.97%     9.68%     1.54%
           2003               1.30%   1.95%    10.77    10.91     580,669       6,347,230   24.92%    25.61%     1.21%
           2002               1.40%   1.95%     8.62     8.68     188,590       1,633,294  (20.56)%  (20.12)%    1.35%
           2001  9/19/2001    1.40%   1.95%    10.85    10.87       6,255          68,017    8.52%     8.71%     0.00%
Putnam VT Health Sciences Class IB
           2005               1.30%   2.40%    11.17    13.20     898,624      10,374,349   10.79%    11.74%     0.04%
           2004               1.30%   2.15%    10.06    11.88     733,632       7,624,955    5.06%     5.74%     0.18%
           2003               1.30%   1.95%     9.57     9.70     528,371       5,171,919   16.10%    16.74%     0.44%
           2002               1.40%   1.95%     8.25     8.31     230,190       1,906,287  (21.89)%  (21.45)%    0.00%
           2001  9/19/2001    1.40%   1.95%    10.56    10.58      10,173         107,595    5.57%     5.75%     0.00%
Scudder SVS Government Securities
           2002               1.40%   1.40%    12.31    12.31   1,637,783      20,154,047    6.55%     6.55%     3.40%
           2001               1.40%   1.65%    11.55    11.55   1,599,174      18,469,034    5.99%     5.99%     4.32%
Scudder SVS Small Cap Growth
           2002               1.40%   1.65%     5.92     8.00     270,091       1,603,596  (34.56)%  (34.39)%    0.00%
           2001               1.40%   1.65%     9.03     9.03     372,232       3,367,112  (29.80)%  (29.80)%    0.00%

Lincoln Life Variable Annuity Account N


                             Minimum Maximum Minimum  Maximum                            Minimum   Maximum   Investment
                Commencement Fee     Fee     Unit     Unit     Units                     Total     Total     Income
Subaccount Year Date(1)      Rate(2) Rate(2) Value(3) Value(3) Outstanding   Net Assets  Return(4) Return(4) Ratio(5)
-----------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE Equity Index
           2005               0.00%   0.00%   $   --   $   --          --    $        --    0.00%     0.00%     2.26%
           2004               1.30%   2.05%    12.42    15.87     246,903      3,152,537   16.65%    17.53%     1.98%
           2003               1.30%   2.05%    10.64    10.78     173,615      1,884,156   30.78%    31.50%     3.73%
           2002               1.40%   1.95%     8.13     8.20      98,911        808,527  (23.19)%  (22.70)%    2.41%
           2001  9/19/2001    1.40%   1.95%    10.59    10.61       2,026         21,550    5.89%     6.06%     0.00%
Scudder VIT EAFE Equity Index Service Class
           2005               0.00%   0.00%       --       --          --             --    0.00%     0.00%     2.63%
           2004               1.35%   2.65%    15.02    15.13     331,822      4,997,803   16.67%    17.19%     1.48%
           2003  5/19/2003    1.35%   1.80%    12.87    12.91      57,081        736,266    2.21%    29.04%     0.00%
Scudder VIT Equity 500 Index
           2005               1.30%   2.65%     8.31    14.53   6,723,314     68,258,386    1.94%     3.32%     1.59%
           2004               1.30%   2.65%     8.08    14.21   8,211,104     80,888,455    8.35%     9.16%     1.13%
           2003               1.30%   2.15%     7.44    10.89   9,046,305     81,353,452   25.68%    26.38%     1.05%
           2002               1.40%   1.95%     5.90     8.63   6,892,614     48,840,560  (23.83)%  (23.40)%    0.98%
           2001               1.40%   1.95%     7.72     9.53   7,131,528     66,538,304  (13.75)%  (13.40)%    0.86%
Scudder VIT Equity 500 Index Service Class
           2005               1.25%   2.80%    13.06    13.51   2,267,108     29,602,529    1.69%     3.02%     1.20%
           2004               1.35%   2.65%    13.01    13.12   1,345,572     17,589,539    8.29%     8.84%     0.66%
           2003  6/10/2003    1.35%   1.85%    12.01    12.05     299,786      3,609,750    7.46%    13.78%     0.00%
Scudder VIT Small Cap Index
           2005               1.30%   2.65%    15.99    18.82   1,000,507     16,288,832    1.53%     2.91%     0.61%
           2004               1.30%   2.65%    15.64    18.39   1,037,248     16,459,324   15.25%    16.24%     0.41%
           2003               1.30%   2.15%    13.54    13.71     854,106     11,685,822   43.60%    44.39%     0.29%
           2002               1.40%   1.95%     9.43     9.49     129,832      1,228,857  (22.14)%  (21.69)%    1.59%
           2001  9/19/2001    1.40%   1.95%    12.11    12.12       7,870         95,423   21.07%    21.24%     1.04%
Scudder VIT Small Cap Index Service Class
           2005               1.25%   2.80%    15.58    16.11   1,286,490     19,247,425    1.27%     2.60%     0.36%
           2004               1.35%   2.65%    15.58    15.71     720,811     11,280,931   15.33%    15.90%     0.14%
           2003  6/17/2003    1.35%   1.85%    13.51    13.55     201,394      2,724,738    6.41%    25.08%     0.00%

(1) Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received.
(2) These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.
(3) As the unit value is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.
(4) These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.
(5) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

Lincoln Life Variable Annuity Account N

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2005.

                                                        Aggregate    Aggregate
                                                        Cost of      Proceeds
Subaccount                                              Purchases    from Sales
--------------------------------------------------------------------------------
AIM V.I. Growth                                         $    338,727 $ 3,867,731
AIM V.I. Growth Class II                                     622,198   1,190,526
AIM V.I. International Growth                              1,229,506   3,187,057
AIM V.I. International Growth Class II                     1,422,904   1,776,113
AIM V.I. Premier Equity                                      812,078   8,532,141
AIM V.I. Premier Equity Class II                             355,251   1,396,124
ABVPSF Global Technology Class B                           4,254,609   5,313,607
ABVPSF Growth and Income Class B                          58,067,432  30,423,353
ABVPSF Large Cap Growth Class B                            6,744,684   7,072,901
ABVPSF Small/Mid Cap Value Class B                        26,913,122   9,914,089
American Century VP Inflation Protection Class 2          82,797,518  12,578,305
American Funds Global Growth Class 2                      40,627,584   4,764,534
American Funds Global Small Capitalization Class 2        53,074,980  20,091,591
American Funds Growth Class 2                            279,172,120  63,776,324
American Funds Growth-Income Class 2                     334,579,668  92,168,181
American Funds International Class 2                     125,124,521  29,109,171
Delaware VIPT Capital Reserves Service Class               6,853,167   2,701,555
Delaware VIPT Diversified Income Service Class            90,063,933  14,048,879
Delaware VIPT Emerging Markets Service Class              53,934,830   9,015,573
Delaware VIPT High Yield                                   9,701,477  13,416,740
Delaware VIPT High Yield Service Class                    63,432,063  30,235,136
Delaware VIPT International Value Equity                     915,308     593,533
Delaware VIPT REIT                                         3,231,105   8,838,185
Delaware VIPT REIT Service Class                          62,183,533  26,784,609
Delaware VIPT Small Cap Value                              4,069,370   6,622,444
Delaware VIPT Small Cap Value Service Class               84,293,952  20,088,305
Delaware VIPT Trend                                          668,114   9,695,798
Delaware VIPT Trend Service Class                         24,534,863  23,704,085
Delaware VIPT U.S. Growth Service Class                    5,989,420   6,772,994
Delaware VIPT Value                                        2,365,698   2,640,675
Delaware VIPT Value Service Class                         42,750,111   6,829,671
Fidelity VIP Contrafund Service Class 2                  125,431,392  10,691,421
Fidelity VIP Equity-Income                                 2,343,662   7,462,048
Fidelity VIP Equity-Income Service Class 2                40,414,549  15,465,959
Fidelity VIP Growth                                          442,373   6,066,012
Fidelity VIP Growth Service Class 2                       20,351,915   5,063,142
Fidelity VIP Mid Cap Service Class 2                      28,560,437     848,945
Fidelity VIP Overseas                                        675,096   1,704,742
Fidelity VIP Overseas Service Class 2                     41,024,373  11,511,730
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2   19,183,566  12,107,113
FTVIPT Templeton Global Income Securities Class 2          9,872,889     707,117
FTVIPT Templeton Growth Securities Class 2                40,970,847   8,135,392
Janus Aspen Series Balanced Service Shares                 8,852,986   9,181,055
Janus Aspen Series Mid Cap Growth Service Shares           6,237,975   2,720,869
Janus Aspen Series Worldwide Growth Service Shares           464,743   1,362,728
Lincoln VIPT Aggressive Growth                               808,078     372,000
Lincoln VIPT Aggressive Growth Service Class               4,540,353   1,114,661
Lincoln VIPT Aggressive Profile Service Class             18,236,361   1,047,292
Lincoln VIPT Bond                                         62,687,228  56,438,043
Lincoln VIPT Bond Service Class                          172,152,197  29,433,754
Lincoln VIPT Capital Appreciation                          2,129,110   1,682,120
Lincoln VIPT Capital Appreciation Service Class            9,208,739   1,409,925
Lincoln VIPT Conservative Profile Service Class           32,217,347   1,907,367
Lincoln VIPT Core                                            149,580      18,551
Lincoln VIPT Core Service Class                              938,397     155,989
Lincoln VIPT Equity-Income Service Class                   5,196,136     584,239
Lincoln VIPT Global Asset Allocation                      20,360,803   5,444,527
Lincoln VIPT Global Asset Allocation Service Class         7,547,181   1,808,010

Lincoln Life Variable Annuity Account N

                                                         Aggregate    Aggregate
                                                         Cost of      Proceeds
Subaccount                                               Purchases    from Sales
----------------------------------------------------------------------------------
Lincoln VIPT Growth                                      $     61,811 $     14,556
Lincoln VIPT Growth Service Class                           2,505,541      175,538
Lincoln VIPT Growth and Income Service Class                3,219,565      202,805
Lincoln VIPT Growth Opportunities Service Class             1,356,478      440,600
Lincoln VIPT International                                 23,223,071    8,258,979
Lincoln VIPT International Service Class                   53,600,131   10,535,572
Lincoln VIPT Moderate Profile Service Class               104,239,860    7,880,185
Lincoln VIPT Moderately Aggressive Profile Service Class   64,981,126    5,095,831
Lincoln VIPT Money Market                                 106,877,287  100,572,247
Lincoln VIPT Money Market Service Class                    87,916,741   60,567,380
Lincoln VIPT Social Awareness                               7,390,493    4,838,257
Lincoln VIPT Social Awareness Service Class                32,048,804    7,223,393
MFS VIT Capital Opportunities Service Class                 1,664,732      829,729
MFS VIT Emerging Growth                                       395,636    2,358,143
MFS VIT Emerging Growth Service Class                       2,478,812    1,877,545
MFS VIT Total Return                                        4,572,395    7,549,030
MFS VIT Total Return Service Class                         96,670,440   23,002,325
MFS VIT Utilities                                           3,329,260    5,268,622
MFS VIT Utilities Service Class                            40,256,183   13,431,251
NB AMT Mid-Cap Growth                                      26,584,718    7,806,304
NB AMT Regency                                             60,456,215   13,299,064
Putnam VT Growth & Income Class IB                            652,756    1,301,091
Putnam VT Health Sciences Class IB                          7,184,985    5,537,908
Scudder VIT EAFE Equity Index                                 554,872    3,629,689
Scudder VIT EAFE Equity Index Service Class                 3,672,784    8,429,104
Scudder VIT Equity 500 Index                                6,886,155   21,380,888
Scudder VIT Equity 500 Index Service Class                 15,120,044    3,953,121
Scudder VIT Small Cap Index                                 4,810,346    5,216,446
Scudder VIT Small Cap Index Service Class                  10,408,462    2,835,605

5. Investments
The following is a summary of investments owned at December 31, 2005.

                                                              Net
                                                   Shares     Asset  Fair Value
Subaccount                                         Owned      Value  of Shares      Cost of Shares
--------------------------------------------------------------------------------------------------
AIM V.I. Growth                                       643,180 $17.25 $   11,094,860 $   16,112,865
AIM V.I. Growth Class II                              298,561  17.07      5,096,443      4,165,676
AIM V.I. International Growth                         485,819  23.17     11,256,437      7,677,690
AIM V.I. International Growth Class II                280,440  23.00      6,450,115      4,783,588
AIM V.I. Premier Equity                             1,277,289  22.32     28,509,085     36,124,580
AIM V.I. Premier Equity Class II                      391,427  22.18      8,681,844      7,385,968
ABVPSF Global Technology Class B                    1,016,104  15.63     15,881,710     18,373,305
ABVPSF Growth and Income Class B                    8,363,646  24.65    206,163,873    180,971,285
ABVPSF Large Cap Growth Class B                     1,460,502  26.54     38,761,726     35,202,061
ABVPSF Small/Mid Cap Value Class B                  3,139,786  16.99     53,344,970     46,931,526
American Century VP Inflation Protection Class 2    9,741,279  10.26     99,945,525    101,630,252
American Funds Global Growth Class 2                3,036,865  19.52     59,279,606     52,292,836
American Funds Global Small Capitalization Class 2  6,914,492  21.12    146,034,063    103,946,411
American Funds Growth Class 2                      17,414,629  58.98  1,027,114,839    821,319,177
American Funds Growth-Income Class 2               30,374,963  38.12  1,157,893,598  1,006,501,969
American Funds International Class 2               21,815,374  18.92    412,746,870    300,851,448
Delaware VIPT Capital Reserves Service Class          427,566   9.65      4,126,013      4,140,858
Delaware VIPT Diversified Income Service Class     12,734,750   9.23    117,541,740    117,172,048
Delaware VIPT Emerging Markets Service Class        3,499,365  18.16     63,548,475     54,657,431
Delaware VIPT High Yield                            2,513,331   5.91     14,853,788     13,908,897
Delaware VIPT High Yield Service Class             25,640,065   5.90    151,276,382    144,356,735
Delaware VIPT International Value Equity              138,082  20.38      2,814,120      2,219,120
Delaware VIPT REIT                                  1,223,944  18.77     22,973,433     15,947,745
Delaware VIPT REIT Service Class                    8,634,436  18.74    161,809,327    134,767,114

Lincoln Life Variable Annuity Account N

                                                                    Net
                                                         Shares     Asset  Fair Value
Subaccount                                               Owned      Value  of Shares    Cost of Shares
------------------------------------------------------------------------------------------------------
Delaware VIPT Small Cap Value                             1,047,300 $30.83 $ 32,288,254  $ 21,606,835
Delaware VIPT Small Cap Value Service Class               6,397,172  30.76  196,777,021   164,231,294
Delaware VIPT Trend                                         944,525  32.53   30,725,388    28,396,053
Delaware VIPT Trend Service Class                         3,353,572  32.17  107,884,407    89,630,712
Delaware VIPT U.S. Growth Service Class                   5,019,308   7.76   38,949,830    32,345,108
Delaware VIPT Value                                         918,187  19.23   17,656,729    14,424,743
Delaware VIPT Value Service Class                         3,555,946  19.20   68,274,157    62,230,452
Fidelity VIP Contrafund Service Class 2                   7,892,024  30.69  242,206,208   201,937,944
Fidelity VIP Equity-Income                                1,101,354  25.49   28,073,525    25,353,468
Fidelity VIP Equity-Income Service Class 2                4,309,788  25.17  108,477,370    97,178,061
Fidelity VIP Growth                                         575,755  33.70   19,402,951    25,391,574
Fidelity VIP Growth Service Class 2                       1,216,890  33.29   40,510,285    37,593,418
Fidelity VIP Mid Cap Service Class 2                        840,771  34.67   29,149,535    27,726,938
Fidelity VIP Overseas                                       379,043  20.61    7,812,074     6,175,377
Fidelity VIP Overseas Service Class 2                     4,571,968  20.44   93,451,027    74,567,249
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2   2,904,315  20.36   59,131,861    52,353,670
FTVIPT Templeton Global Income Securities Class 2           649,800  14.19    9,220,668     9,164,678
FTVIPT Templeton Growth Securities Class 2                6,501,196  13.81   89,781,519    75,865,592
Janus Aspen Series Balanced Service Shares                1,492,649  26.62   39,734,306    35,009,344
Janus Aspen Series Mid Cap Growth Service Shares            539,283  28.41   15,321,027    12,371,651
Janus Aspen Series Worldwide Growth Service Shares          157,154  27.76    4,362,592     3,767,001
Lincoln VIPT Aggressive Growth                              169,298  10.82    1,832,480     1,549,562
Lincoln VIPT Aggressive Growth Service Class                515,008  10.75    5,538,391     5,008,092
Lincoln VIPT Aggressive Profile Service Class             1,568,089  11.37   17,832,311    17,212,848
Lincoln VIPT Bond                                        28,035,599  12.62  353,809,258   362,483,427
Lincoln VIPT Bond Service Class                          25,497,821  12.62  321,807,999   332,472,781
Lincoln VIPT Capital Appreciation                           213,802  18.38    3,928,820     3,478,588
Lincoln VIPT Capital Appreciation Service Class             651,439  18.29   11,917,424    11,178,942
Lincoln VIPT Conservative Profile Service Class           2,904,774  10.57   30,715,081    30,318,501
Lincoln VIPT Core                                            12,658  10.41      131,734       131,125
Lincoln VIPT Core Service Class                              76,426  10.40      795,141       784,672
Lincoln VIPT Equity-Income Service Class                    261,271  17.98    4,697,646     4,619,187
Lincoln VIPT Global Asset Allocation                      1,835,494  14.54   26,678,903    24,796,175
Lincoln VIPT Global Asset Allocation Service Class          659,483  14.53    9,580,966     9,071,419
Lincoln VIPT Growth                                           4,354  11.70       50,960        47,447
Lincoln VIPT Growth Service Class                           209,625  11.69    2,449,473     2,329,628
Lincoln VIPT Growth and Income Service Class                 96,153  31.65    3,043,244     3,016,374
Lincoln VIPT Growth Opportunities Service Class              74,443  12.49      930,017       916,825
Lincoln VIPT International                                2,865,386  17.97   51,479,528    42,293,025
Lincoln VIPT International Service Class                  6,154,086  17.96  110,508,925    93,586,473
Lincoln VIPT Moderate Profile Service Class               9,101,214  10.85   98,720,866    96,406,281
Lincoln VIPT Moderately Aggressive Profile Service Class  5,577,772  11.08   61,807,291    59,944,280
Lincoln VIPT Money Market                                10,685,585  10.00  106,855,853   106,855,853
Lincoln VIPT Money Market Service Class                   7,885,538  10.00   78,855,378    78,855,378
Lincoln VIPT Social Awareness                               903,006  32.26   29,130,075    23,254,317
Lincoln VIPT Social Awareness Service Class               2,227,600  32.23   71,795,550    61,717,290
MFS VIT Capital Opportunities Service Class                 458,453  13.60    6,234,963     5,462,821
MFS VIT Emerging Growth                                     478,483  19.13    9,153,388    13,192,252
MFS VIT Emerging Growth Service Class                       547,814  18.92   10,364,648     8,424,624
MFS VIT Total Return                                      2,229,666  20.69   46,131,799    41,072,739
MFS VIT Total Return Service Class                       11,760,044  20.50  241,080,905   227,696,452
MFS VIT Utilities                                         1,404,183  23.74   33,335,297    28,395,410
MFS VIT Utilities Service Class                           3,300,435  23.56   77,758,244    61,874,655
NB AMT Mid-Cap Growth                                     3,529,464  20.28   71,577,529    56,769,865
NB AMT Regency                                            7,410,249  15.50  114,858,864   100,380,329
Putnam VT Growth & Income Class IB                          278,225  26.35    7,331,233     5,917,543
Putnam VT Health Sciences Class IB                          790,716  13.27   10,492,807     9,049,500
Scudder VIT Equity 500 Index                              5,208,287  13.11   68,280,640    61,719,699
Scudder VIT Equity 500 Index Service Class                2,267,665  13.10   29,706,406    27,389,000
Scudder VIT Small Cap Index                               1,131,401  14.40   16,292,179    12,953,585
Scudder VIT Small Cap Index Service Class                 1,342,512  14.39   19,318,753    17,635,216

Lincoln Life Variable Annuity Account N

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2005 is as follows:

                                                        Units      Units        Net Increase
                                                        Issued     Redeemed     (Decrease)
--------------------------------------------------------------------------------------------
AIM V.I. Growth                                             74,724    (587,274)    (512,550)
AIM V.I. Growth Class II                                    61,186    (106,633)     (45,447)
AIM V.I. International Growth                              120,373    (287,543)    (167,170)
AIM V.I. International Growth Class II                      98,806    (122,203)     (23,397)
AIM V.I. Premier Equity                                     98,350    (993,939)    (895,589)
AIM V.I. Premier Equity Class II                            29,328    (128,159)     (98,831)
ABVPSF Global Technology Class B                           685,617  (1,060,507)    (374,890)
ABVPSF Growth and Income Class B                         5,428,845  (3,146,177)   2,282,668
ABVPSF Large Cap Growth Class B                            950,925  (1,008,638)     (57,713)
ABVPSF Small/Mid Cap Value Class B                       1,679,383    (674,563)   1,004,820
American Century VP Inflation Protection Class 2         8,286,933  (1,719,493)   6,567,440
American Funds Global Growth Class 2                     3,738,955    (561,818)   3,177,137
American Funds Global Small Capitalization Class 2       4,184,001  (2,007,997)   2,176,004
American Funds Growth Class 2                           28,458,827 (10,775,985)  17,682,842
American Funds Growth-Income Class 2                    30,935,514 (12,000,608)  18,934,906
American Funds International Class 2                    12,029,504  (4,485,661)   7,543,843
Delaware VIPT Capital Reserves Service Class               695,925    (278,547)     417,378
Delaware VIPT Diversified Income Service Class           8,992,783  (1,837,273)   7,155,510
Delaware VIPT Emerging Markets Service Class             3,725,606    (660,868)   3,064,738
Delaware VIPT High Yield                                   870,451  (1,291,019)    (420,568)
Delaware VIPT High Yield Service Class                   5,262,082  (3,079,802)   2,182,280
Delaware VIPT International Value Equity                    59,016     (37,342)      21,674
Delaware VIPT REIT                                          83,738    (394,530)    (310,792)
Delaware VIPT REIT Service Class                         3,896,107  (1,999,099)   1,897,008
Delaware VIPT Small Cap Value                              123,751    (349,957)    (226,206)
Delaware VIPT Small Cap Value Service Class              5,263,520  (1,666,455)   3,597,065
Delaware VIPT Trend                                         75,125    (634,310)    (559,185)
Delaware VIPT Trend Service Class                        2,786,520  (2,849,739)     (63,219)
Delaware VIPT U.S. Growth Service Class                    639,260    (657,915)     (18,655)
Delaware VIPT Value                                        241,887    (271,225)     (29,338)
Delaware VIPT Value Service Class                        3,537,013    (660,047)   2,876,966
Fidelity VIP Contrafund Service Class 2                  9,742,672  (1,440,540)   8,302,132
Fidelity VIP Equity-Income                                 101,141    (620,233)    (519,092)
Fidelity VIP Equity-Income Service Class 2               3,307,699  (1,534,002)   1,773,697
Fidelity VIP Growth                                         72,654    (666,157)    (593,503)
Fidelity VIP Growth Service Class 2                      2,458,532    (724,409)   1,734,123
Fidelity VIP Mid Cap Service Class 2                     2,650,469    (120,081)   2,530,388
Fidelity VIP Overseas                                       62,258    (152,189)     (89,931)
Fidelity VIP Overseas Service Class 2                    3,850,359  (1,288,172)   2,562,187
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2  2,229,349  (1,663,455)     565,894
FTVIPT Templeton Global Income Securities Class 2        1,021,266     (79,370)     941,896
FTVIPT Templeton Growth Securities Class 2               3,363,338    (802,932)   2,560,406
Janus Aspen Series Balanced Service Shares                 780,151    (816,249)     (36,098)
Janus Aspen Series Mid Cap Growth Service Shares           494,282    (209,499)     284,783
Janus Aspen Series Worldwide Growth Service Shares          39,527    (122,893)     (83,366)
Lincoln VIPT Aggressive Growth                              64,484     (27,816)      36,668
Lincoln VIPT Aggressive Growth Service Class               352,673     (77,342)     275,331
Lincoln VIPT Aggressive Profile Service Class            1,756,918    (114,301)   1,642,617
Lincoln VIPT Bond                                        5,010,155  (5,404,282)    (394,127)
Lincoln VIPT Bond Service Class                         17,395,726  (4,412,334)  12,983,392
Lincoln VIPT Capital Appreciation                          185,895    (143,712)      42,183
Lincoln VIPT Capital Appreciation Service Class            789,449    (137,444)     652,005
Lincoln VIPT Conservative Profile Service Class          3,219,331    (240,239)   2,979,092
Lincoln VIPT Core                                           14,610      (1,790)      12,820
Lincoln VIPT Core Service Class                             92,646     (14,939)      77,707
Lincoln VIPT Equity-Income Service Class                   513,391     (56,757)     456,634
Lincoln VIPT Global Asset Allocation                     1,564,259    (443,287)   1,120,972
Lincoln VIPT Global Asset Allocation Service Class         649,285    (181,216)     468,069
Lincoln VIPT Growth                                          6,085      (1,384)       4,701
Lincoln VIPT Growth Service Class                          243,085     (16,800)     226,285

Lincoln Life Variable Account N

                                                         Units      Units        Net Increase
                                                         Issued     Redeemed     (Decrease)
---------------------------------------------------------------------------------------------
Lincoln VIPT Growth and Income Service Class                314,717     (20,946)     293,771
Lincoln VIPT Growth Opportunities Service Class             120,549     (39,157)      81,392
Lincoln VIPT International                                1,487,104    (596,394)     890,710
Lincoln VIPT International Service Class                  3,923,994    (928,078)   2,995,916
Lincoln VIPT Moderate Profile Service Class              10,397,093    (929,808)   9,467,285
Lincoln VIPT Moderately Aggressive Profile Service Class  6,395,252    (552,187)   5,843,065
Lincoln VIPT Money Market                                11,563,883 (11,000,691)     563,192
Lincoln VIPT Money Market Service Class                   9,759,353  (7,040,044)   2,719,309
Lincoln VIPT Social Awareness                               591,126    (384,518)     206,608
Lincoln VIPT Social Awareness Service Class               2,654,139    (676,510)   1,977,629
MFS VIT Capital Opportunities Service Class                 145,161     (66,020)      79,141
MFS VIT Emerging Growth                                      43,534    (249,449)    (205,915)
MFS VIT Emerging Growth Service Class                       306,391    (258,684)      47,707
MFS VIT Total Return                                        219,226    (599,525)    (380,299)
MFS VIT Total Return Service Class                        8,121,564  (2,592,278)   5,529,286
MFS VIT Utilities                                           321,418    (440,178)    (118,760)
MFS VIT Utilities Service Class                           3,444,919  (1,324,824)   2,120,095
NB AMT Mid-Cap Growth                                     2,282,651    (732,285)   1,550,366
NB AMT Regency                                            3,973,793  (1,246,860)   2,726,933
Putnam VT Growth & Income Class IB                           46,213    (102,294)     (56,081)
Putnam VT Health Sciences Class IB                          686,001    (521,009)     164,992
Scudder VIT EAFE Equity Index                                41,462    (288,365)    (246,903)
Scudder VIT EAFE Equity Index Service Class                 257,616    (589,438)    (331,822)
Scudder VIT Equity 500 Index                                706,988  (2,194,778)  (1,487,790)
Scudder VIT Equity 500 Index Service Class                1,257,559    (336,023)     921,536
Scudder VIT Small Cap Index                                 317,085    (353,826)     (36,741)
Scudder VIT Small Cap Index Service Class                   766,313    (200,634)     565,679

The change in units outstanding for the year ended December 31, 2004 is as follows:

                                                   Units      Units       Net Increase
                                                   Issued     Redeemed    (Decrease)
--------------------------------------------------------------------------------------
AIM V.I. Growth                                       249,542   (719,079)    (469,537)
AIM V.I. Growth Class II                              295,135   (272,737)      22,398
AIM V.I. International Growth                       1,328,987 (1,544,137)    (215,150)
AIM V.I. International Growth Class II                485,726   (371,260)     114,466
AIM V.I. Premier Equity                               141,704 (1,209,375)  (1,067,671)
AIM V.I. Premier Equity Class II                      228,731   (177,854)      50,877
ABVPSF Growth and Income Class B                    6,521,005 (2,508,551)   4,012,454
ABVPSF Large Cap Growth Class B                     1,522,216 (1,122,953)     399,263
ABVPSF Small/Mid Cap Value Class B                  1,583,819   (496,210)   1,087,609
ABVPSF Global Technology Class B                      935,236 (1,216,033)    (280,797)
American Century VP Inflation Protection Class 2    3,438,971   (359,789)   3,079,182
American Funds Global Growth Class 2                1,666,948   (114,238)   1,552,710
American Funds Global Small Capitalization Class 2  5,035,532 (1,470,752)   3,564,780
American Funds Growth Class 2                      34,681,059 (7,769,230)  26,911,829
American Funds Growth-Income Class 2               38,810,501 (7,699,018)  31,111,483
American Funds International Class 2               14,684,885 (4,408,619)  10,276,266
Delaware VIPT Diversified Income Service Class      4,248,931   (293,656)   3,955,275
Delaware VIPT Emerging Markets Service Class          815,018   (124,046)     690,972
Delaware VIPT High Yield                              896,782 (1,610,872)    (714,090)
Delaware VIPT High Yield Service Class              7,355,783 (3,262,747)   4,093,036
Delaware VIPT International Value Equity               24,884    (51,527)     (26,643)
Delaware VIPT REIT                                    235,766   (286,908)     (51,142)
Delaware VIPT REIT Service Class                    4,667,884 (1,276,144)   3,391,740
Delaware VIPT Small Cap Value                         206,280   (373,257)    (166,977)
Delaware VIPT Small Cap Value Service Class         4,085,582 (1,113,112)   2,972,470
Delaware VIPT Trend                                   129,512   (449,088)    (319,576)
Delaware VIPT Trend Service Class                   5,347,167 (1,498,425)   3,848,742
Delaware VIPT U.S. Growth Service Class             2,933,525   (496,413)   2,437,112
Delaware VIPT Value                                   147,167   (284,734)    (137,567)

Lincoln Life Variable Account N

                                                        Units      Units        Net Increase
                                                        Issued     Redeemed     (Decrease)
--------------------------------------------------------------------------------------------
Delaware VIPT Value Service Class                        1,566,774    (339,260)   1,227,514
Fidelity VIP Contrafund Service Class 2                  5,678,595    (789,057)   4,889,538
Fidelity VIP Equity-Income                                 235,916    (456,423)    (220,507)
Fidelity VIP Equity-Income Service Class 2               4,385,126    (923,856)   3,461,270
Fidelity VIP Growth                                        116,160    (618,712)    (502,552)
Fidelity VIP Growth Service Class 2                      1,536,273    (487,397)   1,048,876
Fidelity VIP Overseas                                      150,692    (185,535)     (34,843)
Fidelity VIP Overseas Service Class 2                    4,980,839  (2,199,943)   2,780,896
FTVIPT Franklin Small-Mid Cap Growth Securities Class 2  2,840,053  (1,457,176)   1,382,877
FTVIPT Templeton Growth Securities Class 2               2,553,154    (717,777)   1,835,377
Janus Aspen Series Balanced Service Shares               1,695,392    (765,373)     930,019
Janus Aspen Series Mid Cap Growth Service Shares           672,784    (186,231)     486,553
Janus Aspen Series Worldwide Growth Service Shares         229,713    (188,865)      40,848
Lincoln VIPT Aggressive Growth                             106,474    (100,565)       5,909
Lincoln VIPT Aggressive Growth Service Class               107,123     (17,483)      89,640
Lincoln VIPT Bond                                        9,947,087  (6,259,399)   3,687,688
Lincoln VIPT Bond Service Class                         17,254,470  (3,132,897)  14,121,573
Lincoln VIPT Capital Appreciation                          168,768     (42,898)     125,870
Lincoln VIPT Capital Appreciation Service Class            295,500     (36,054)     259,446
Lincoln VIPT Global Asset Allocation                       755,761    (147,144)     608,617
Lincoln VIPT Global Asset Allocation Service Class         298,236     (67,848)     230,388
Lincoln VIPT International                               1,590,019    (352,076)   1,237,943
Lincoln VIPT International Service Class                 3,491,482    (522,909)   2,968,573
Lincoln VIPT Money Market                               15,296,560 (16,586,744)  (1,290,184)
Lincoln VIPT Money Market Service Class                 10,837,611  (6,646,885)   4,190,726
Lincoln VIPT Social Awareness                            1,134,845    (219,874)     914,971
Lincoln VIPT Social Awareness Service Class              2,803,324    (397,835)   2,405,489
MFS VIT Capital Opportunities Service Class                260,921    (125,759)     135,162
MFS VIT Emerging Growth                                     63,640    (296,260)    (232,620)
MFS VIT Emerging Growth Service Class                      703,614    (485,562)     218,052
MFS VIT Total Return                                       476,263    (791,139)    (314,876)
MFS VIT Total Return Service Class                       7,694,261  (1,800,968)   5,893,293
MFS VIT Utilities                                          160,228    (454,853)    (294,625)
MFS VIT Utilities Service Class                          2,003,335  (1,040,528)     962,807
NB AMT Mid-Cap Growth                                    2,263,110    (455,589)   1,807,521
NB AMT Regency                                           3,317,037    (470,704)   2,846,333
Putnam VT Growth & Income Class IB                         187,823    (123,200)      64,623
Putnam VT Health Sciences Class IB                         513,472    (308,211)     205,261
Scudder VIT EAFE Equity Index                            1,200,014  (1,126,726)      73,288
Scudder VIT EAFE Equity Index Service Class                456,254    (181,513)     274,741
Scudder VIT Equity 500 Index                             1,767,443  (2,602,644)    (835,201)
Scudder VIT Equity 500 Index Service Class               1,279,692    (233,906)   1,045,786
Scudder VIT Small Cap Index                                530,275    (347,133)     183,142
Scudder VIT Small Cap Index Service Class                  809,754    (290,337)     519,417

Report of Independent Registered Public Accounting Firm

Board of Directors of The Lincoln National Life Insurance Company
   and
Contract Owners of Lincoln Life Variable Annuity Account N

We have audited the accompanying statement of assets and liabilities of Lincoln Life Variable Annuity Account N ("Variable Account") comprised of the subaccounts described in Note 1 as of December 31, 2005, the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life Variable Annuity Account N at December 31, 2005, the results of their operations for the year then ended, and changes in their net assets for each of the two years in the period then ended in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2006

                  The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company

Consolidated Balance Sheets

                                                                           2005          2004
                                                                       ------------  ------------
                                                                             (000s omitted)
                                                                       --------------------------
ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity (cost: 2005 -- $31,266,985; 2004 -- $31,514,767)    $ 32,244,707  $ 33,331,468
-----------------------------------------------------------------------
    Equity (cost: 2005 -- $94,908; 2004 -- $101,173)                        101,416       113,678
-----------------------------------------------------------------------
  Trading securities                                                      2,984,534     2,942,495
-----------------------------------------------------------------------
  Mortgage loans on real estate                                           3,661,585     3,855,110
-----------------------------------------------------------------------
  Real estate                                                               182,484       191,108
-----------------------------------------------------------------------
  Policy loans                                                            1,857,793     1,864,727
-----------------------------------------------------------------------
  Derivative investments                                                     41,426        52,663
-----------------------------------------------------------------------
  Other investments                                                         423,214       369,103
-------------------------------------------------------------------    ------------  ------------
     Total Investments                                                   41,497,159    42,720,352
-----------------------------------------------------------------------
Cash and invested cash                                                    1,961,621     1,237,704
-----------------------------------------------------------------------
Deferred acquisition costs                                                3,604,111     2,854,067
-----------------------------------------------------------------------
Premium and fees receivable                                                 285,114       243,289
-----------------------------------------------------------------------
Accrued investment income                                                   499,509       495,532
-----------------------------------------------------------------------
Amounts recoverable from reinsurers                                       6,955,245     7,055,970
-----------------------------------------------------------------------
Goodwill                                                                    919,172       919,172
-----------------------------------------------------------------------
Other intangible assets                                                     741,778       819,076
-----------------------------------------------------------------------
Other assets                                                              1,090,744       944,230
-----------------------------------------------------------------------
Assets held in separate accounts                                         56,427,220    48,018,358
-------------------------------------------------------------------    ------------  ------------
     Total Assets                                                      $113,981,673  $105,307,750
-------------------------------------------------------------------    ============  ============
LIABILITIES AND SHAREHOLDERS' EQUITY
Liabilities:
Insurance and Investment Contract Liabilities:
  Insurance policy and claim reserves                                  $ 22,973,002  $ 22,461,322
-----------------------------------------------------------------------
  Contractholder funds                                                   22,612,264    23,126,638
-------------------------------------------------------------------    ------------  ------------
     Total Insurance and Investment Contract Liabilities                 45,585,266    45,587,960
-----------------------------------------------------------------------
Short-term debt                                                              33,861        32,072
-----------------------------------------------------------------------
Long-term debt                                                            1,250,000     1,297,182
-----------------------------------------------------------------------
Federal income taxes                                                        101,168       149,638
-----------------------------------------------------------------------
Reinsurance related derivative liability                                    278,243       351,974
-----------------------------------------------------------------------
Funds withheld reinsurance liabilities                                    1,710,704     1,580,217
-----------------------------------------------------------------------
Other liabilities                                                         2,434,074     2,186,576
-----------------------------------------------------------------------
Deferred gain on indemnity reinsurance                                      835,016       911,437
-----------------------------------------------------------------------
Liabilities related to separate accounts                                 56,427,220    48,018,358
-------------------------------------------------------------------    ------------  ------------
     Total Liabilities                                                  108,655,552   100,115,414
-------------------------------------------------------------------    ------------  ------------
Shareholders' Equity:
Common stock -- $2.50 par value,
 authorized, issued and outstanding shares -- 10 million
 (owned by Lincoln National Corporation)                                     25,000        25,000
-------------------------------------------------------------------
Retained earnings                                                         4,847,735     4,385,155
-----------------------------------------------------------------------
Accumulated Other Comprehensive Income:
  Net unrealized gain on securities available-for-sale                      451,716       781,157
-----------------------------------------------------------------------
  Net unrealized gain on derivative instruments                               7,539        13,985
-----------------------------------------------------------------------
  Minimum pension liability adjustment                                       (5,869)      (12,961)
-------------------------------------------------------------------    ------------  ------------
     Total Accumulated Other Comprehensive Income                           453,386       782,181
-------------------------------------------------------------------    ------------  ------------
     Total Shareholders' Equity                                           5,326,121     5,192,336
-------------------------------------------------------------------    ------------  ------------
     Total Liabilities and Shareholders' Equity                        $113,981,673  $105,307,750
-------------------------------------------------------------------    ============  ============

See accompanying notes to the Consolidated Financial Statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Income

                                                                          2005        2004        2003
                                                                       ----------  ----------  ----------
                                                                                 (000s omitted)
                                                                       ----------------------------------
Revenue:
Insurance premiums                                                     $   67,101  $  158,382  $  205,544
-----------------------------------------------------------------------
Insurance fees                                                          1,615,921   1,443,330   1,287,251
-----------------------------------------------------------------------
Net investment income                                                   2,592,298   2,593,207   2,540,077
-----------------------------------------------------------------------
Realized gain (loss) on investments                                       (16,282)    (45,139)    330,768
-----------------------------------------------------------------------
Amortization of deferred gain on indemnity reinsurance                     76,420      87,387      74,234
-----------------------------------------------------------------------
Other revenue and fees                                                    323,520     289,314     242,617
---------------------------------------------------------------------- ----------  ----------  ----------
 Total Revenue                                                          4,658,978   4,526,481   4,680,491
---------------------------------------------------------------------- ----------  ----------  ----------

Benefits and Expenses:
Benefits                                                                2,155,508   2,177,111   2,280,403
-----------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses                 1,557,530   1,494,623   1,397,692
-----------------------------------------------------------------------
Interest and debt expense                                                  79,357      78,817      79,305
---------------------------------------------------------------------- ----------  ----------  ----------
 Total Benefits and Expenses                                            3,792,395   3,750,551   3,757,400
---------------------------------------------------------------------- ----------  ----------  ----------
Income before Federal Income Taxes and Cumulative Effect of Accounting
  Changes                                                                 866,583     775,930     923,091
-----------------------------------------------------------------------
Federal income taxes                                                      222,977     193,213     244,919
---------------------------------------------------------------------- ----------  ----------  ----------
Income before Cumulative Effect of Accounting Changes                     643,606     582,717     678,172
-----------------------------------------------------------------------
Cumulative Effect of Accounting Changes (net of Federal income taxes)          --     (25,647)   (236,624)
---------------------------------------------------------------------- ----------  ----------  ----------
 Net Income                                                            $  643,606  $  557,070  $  441,548
---------------------------------------------------------------------- ==========  ==========  ==========

See accompanying notes to the Consolidated Financial Statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Shareholders' Equity

                                                                            2005        2004        2003
                                                                         ----------  ----------  ----------
                                                                                   (000s omitted)
                                                                         ----------------------------------
Common Stock:
Balance at beginning and end-of-year                                     $   25,000  $   25,000  $   25,000
-------------------------------------------------------------------------

Retained Earnings:
Balance at beginning-of-year                                              4,385,155   3,856,029   3,610,211
-------------------------------------------------------------------------
Comprehensive income                                                        314,811     566,288     531,059
-------------------------------------------------------------------------
Less other comprehensive income (loss) (net of federal income tax):
 Foreign currency translation adjustment                                                               (375)
-------------------------------------------------------------------------
 Net unrealized gain (loss) on securities available-for-sale, net of
   reclassification adjustment                                             (329,441)     23,187      54,870
-------------------------------------------------------------------------
 Net unrealized gain (loss) on derivative instruments                        (6,446)    (10,287)     (7,557)
-------------------------------------------------------------------------
 Minimum pension liability adjustment                                         7,092      (3,682)     42,573
------------------------------------------------------------------------ ----------  ----------  ----------
Net Income                                                                  643,606     557,070     441,548
-------------------------------------------------------------------------
Additional investment by Lincoln National Corporation/Stock Compensation     18,974     122,056       4,270
-------------------------------------------------------------------------
Dividends declared                                                         (200,000)   (150,000)   (200,000)
------------------------------------------------------------------------ ----------  ----------  ----------
   Balance at End-of-Year                                                 4,847,735   4,385,155   3,856,029
------------------------------------------------------------------------ ----------  ----------  ----------

Net Unrealized Gain on Securities Available-for-Sale:
Balance at beginning-of-year                                                781,157     757,970     703,100
-------------------------------------------------------------------------
Change during the year                                                     (329,441)     23,187      54,870
------------------------------------------------------------------------ ----------  ----------  ----------
   Balance at End-of-Year                                                   451,716     781,157     757,970
------------------------------------------------------------------------ ----------  ----------  ----------

Net Unrealized Gain on Derivative Instruments:
Balance at beginning-of-year                                                 13,985      24,272      31,829
-------------------------------------------------------------------------
Change during the year                                                       (6,446)    (10,287)     (7,557)
------------------------------------------------------------------------ ----------  ----------  ----------
   Balance at End-of-Year                                                     7,539      13,985      24,272
------------------------------------------------------------------------ ----------  ----------  ----------

Minimum Pension Liability Adjustment:
Balance at beginning-of-year                                                (12,961)     (9,279)    (51,852)
-------------------------------------------------------------------------
Change during the year                                                        7,092      (3,682)     42,573
------------------------------------------------------------------------ ----------  ----------  ----------
   Balance at End-of-Year                                                    (5,869)    (12,961)     (9,279)
------------------------------------------------------------------------ ----------  ----------  ----------

Foreign Currency Translation Adjustment:
Balance at beginning-of-year                                                     --          --         375
-------------------------------------------------------------------------
Change during the year                                                           --          --        (375)
------------------------------------------------------------------------ ----------  ----------  ----------
   Balance at End-of-Year                                                        --          --          --
------------------------------------------------------------------------ ----------  ----------  ----------
Total Shareholders' Equity at End-of-Year                                $5,326,121  $5,192,336  $4,653,992
------------------------------------------------------------------------ ==========  ==========  ==========

See accompanying notes to the Consolidated Financial Statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Cash Flows

                                                                          2005         2004         2003
                                                                      -----------  -----------  ------------
                                                                                  (000s omitted)
                                                                      --------------------------------------
Cash Flows from Operating Activities:
Net income                                                            $   643,606  $   557,070  $    441,548
----------------------------------------------------------------------
Adjustments to reconcile net income to net cash provided by operating activities:
 Deferred acquisition costs                                              (485,397)    (426,843)     (374,713)
----------------------------------------------------------------------
 Premiums and fees receivable                                              53,974      111,818      (174,546)
----------------------------------------------------------------------
 Accrued investment income                                                 (3,977)      (5,024)       14,436
----------------------------------------------------------------------
 Policy liabilities and accruals                                         (384,636)    (741,920)      335,873
----------------------------------------------------------------------
 Net trading securities purchases, sales and maturities                   (72,446)     (98,798)     (446,890)
----------------------------------------------------------------------
 Cumulative effect of accounting change                                        --       39,457       363,933
----------------------------------------------------------------------
 Contractholder funds                                                     813,111      905,587     1,095,460
----------------------------------------------------------------------
 Amounts recoverable from reinsurers                                      100,725      374,969      (895,523)
----------------------------------------------------------------------
 Federal income taxes                                                     144,045      120,968       202,067
----------------------------------------------------------------------
 Stock-based compensation expense                                          18,107       18,534         9,589
----------------------------------------------------------------------
 Depreciation                                                              64,273       48,260        49,039
----------------------------------------------------------------------
 Amortization of other intangible assets                                   77,299      102,208        90,917
----------------------------------------------------------------------
 Realized loss on investments and derivative instruments                   16,282       59,277        12,084
----------------------------------------------------------------------
 Gain on sale of subsidiaries/business                                         --      (14,137)           --
----------------------------------------------------------------------
 Amortization of deferred gain                                            (76,420)     (87,387)      (74,234)
----------------------------------------------------------------------
 Other                                                                   (246,448)    (275,023)      308,265
--------------------------------------------------------------------- -----------  -----------  ------------
   Net Adjustments                                                         18,492      131,946       515,757
--------------------------------------------------------------------- -----------  -----------  ------------
   Net Cash Provided by Operating Activities                              662,098      689,016       957,305
--------------------------------------------------------------------- -----------  -----------  ------------

Cash Flows from Investing Activities:
Securities-available-for-sale:
 Purchases                                                             (5,724,964)  (9,001,101)  (13,338,976)
----------------------------------------------------------------------
 Sales                                                                  3,766,918    4,740,060     8,181,666
----------------------------------------------------------------------
 Maturities                                                             2,392,403    2,468,287     3,010,136
----------------------------------------------------------------------
Purchase of other investments                                          (1,007,699)  (1,938,069)   (1,520,429)
----------------------------------------------------------------------
Sale or maturity of other investments                                   1,150,891    2,186,586     1,763,285
----------------------------------------------------------------------
Proceeds from disposition of business                                          --       10,242            --
----------------------------------------------------------------------
Other                                                                       8,647      145,524      (114,153)
--------------------------------------------------------------------- -----------  -----------  ------------
   Net Cash Provided by (Used in) Investing Activities                    586,196   (1,388,471)   (2,018,471)
--------------------------------------------------------------------- -----------  -----------  ------------

Cash Flows from Financing Activities:
Issuance of long-term debt                                                     --       47,182            --
----------------------------------------------------------------------
Payment of long-term debt                                                 (47,182)          --            --
----------------------------------------------------------------------
Net decrease in short-term debt                                             1,789       (9,805)      (61,819)
----------------------------------------------------------------------
Universal life and investment contract deposits                         4,783,388    4,928,315     4,935,740
----------------------------------------------------------------------
Universal life and investment contract withdrawals                     (3,755,091)  (3,353,031)   (2,746,914)
----------------------------------------------------------------------
Investment contract transfers                                          (1,482,777)  (1,336,438)     (816,826)
----------------------------------------------------------------------
Increase in cash collateral on loaned securities                           45,009      181,013       112,236
----------------------------------------------------------------------
Increase in funds withheld liability                                      130,487       87,151        34,998
----------------------------------------------------------------------
Capital contribution from shareholder                                          --      100,000            --
----------------------------------------------------------------------
Dividends paid to shareholders                                           (200,000)    (150,000)     (200,000)
--------------------------------------------------------------------- -----------  -----------  ------------
   Net Cash Provided by (Used in) Financing Activities                   (524,377)     494,387     1,257,415
--------------------------------------------------------------------- -----------  -----------  ------------
   Net Increase (Decrease) in Cash and Invested Cash                      723,917     (205,068)      196,249
--------------------------------------------------------------------- -----------  -----------  ------------
Cash and Invested Cash at Beginning-of-Year                             1,237,704    1,442,772     1,246,523
--------------------------------------------------------------------- -----------  -----------  ------------
   Cash and Invested Cash at End-of-Year                              $ 1,961,621  $ 1,237,704  $  1,442,772
--------------------------------------------------------------------- ===========  ===========  ============

See accompanying notes to the Consolidated Financial Statements.

The Lincoln National Life Insurance Company

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies

Basis of Presentation.
The accompanying Consolidated Financial Statements include The Lincoln National Life Insurance Company ("the Company") and its majority-owned subsidiaries (LNL or The Company which may be referred to as we or us). The Company is domiciled in Indiana. Lincoln National Corporation ("LNC") owns 100% of the Company on a direct basis and its subsidiaries on an indirect basis. The Company owns 100% of the outstanding common stock of two insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn") and Lincoln Life & Annuity Company of New York ("Lincoln Life New York"). The Company also owns several non-insurance companies, including Lincoln Financial Distributors ("LFD") and Lincoln Financial Advisors ("LFA"), LNC's internally owned wholesaling and retailing business units, respectively. LNL's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels. LNL is licensed and sells its products throughout the United States and several U.S. territories. Operations are divided into two business segments: Lincoln Retirement and Life Insurance (see
Note 10). These Consolidated Financial Statements have been prepared in conformity with accounting principles generally accepted in the United States. The balance sheet information presented in these financial statements and notes thereto is as of December 31 for each respective year. The statement of income information is for the year ended December 31 for each respective year.

Use of Estimates.
The nature of the insurance business requires management to make numerous estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and accompanying notes. Actual results may differ from those estimates.

Investments.
Securities available-for-sale consist of fixed maturity and equity securities, which are carried at fair value. The cost of available-for-sale fixed maturity securities is adjusted for amortization of premiums and discounts. The cost of available-for-sale fixed maturity and equity securities is reduced to fair value with a corresponding charge to realized loss on investments for declines in value that are other than temporary.

Trading securities consist of fixed maturity and equity securities in designated portfolios, which support modified coinsurance ("Modco") and coinsurance with funds withheld ("CFW") reinsurance arrangements. Investment results for these portfolios, including gains and losses from sales, are passed directly to the reinsurers through the contractual terms of the reinsurance arrangements. Trading securities are carried at fair value and changes in fair value are recorded in net income as they occur. Offsetting these amounts are corresponding changes in the fair value of embedded derivative liabilities associated with the underlying reinsurance arrangements.

For the mortgage-backed securities portion of the trading and available-for-sale fixed maturity securities portfolios, we recognize investment income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. When the effective yield changes, the carrying value of the security is adjusted prospectively. This adjustment is reflected in net investment income.

Mortgage loans on real estate are carried at the outstanding principal balances adjusted for amortization of premiums and discounts and are net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement. When we determine that a loan is impaired, the cost is adjusted or a provision for loss is established equal to the difference between the amortized cost of the mortgage loan and the estimated value. Estimated value is based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's observable market price; 3) the fair value of the collateral. The provision for losses is reported as realized gain (loss) on investments. Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries, if any, are credited to the allowance for losses. Interest income on mortgage loans includes interest collected, the change in accrued interest, and amortization of premiums and discounts. Mortgage loan fees and costs are recorded in net investment income as they are incurred.

Investment real estate is carried at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset. Cost is adjusted for impairment when the projected undiscounted cash flow from the investment is less than the carrying value. Impaired real estate is written down to the estimated fair value of the real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Also, valuation allowances for losses are established, as appropriate, for real estate holdings that are in the process of being sold. Real estate acquired through foreclosure proceedings is reclassified on the balance sheet from mortgage loans on real estate to real estate and is recorded at fair value at the settlement date, which establishes a new cost basis. If a subsequent periodic review of a foreclosed property indicates the fair value, less estimated costs to sell, is lower than the carrying value at settlement date, the carrying value is adjusted to the lower amount. Write-downs to real estate and any changes to the reserves on real estate are reported as realized gain (loss) on investments.

Policy loans are carried at aggregate unpaid balances.

Cash and invested cash are carried at cost and include all highly liquid debt instruments purchased with a maturity of three months or less.

Realized gain (loss) on investments includes realized gains and (losses) from the sale of investments, derivative gains (losses),

The Lincoln National Life Insurance Company

1. Summary of Significant Accounting Policies (continued)

gains on sale of subsidiaries/business, and net gain on reinsurance embedded derivative/trading securities. See Note 3 for additional detail. Realized gain
(loss) on investments is recognized in net income, net of associated amortization of deferred acquisition costs ("DAC") and investment expenses, using the specific identification method. Changes in the fair values of available-for-sale securities carried at fair value are reported as a component of accumulated other comprehensive income, after deductions for related adjustments for DAC and amounts required to satisfy policyholder commitments that would have been recorded had these securities been sold at their fair value, and after deferred taxes or credits to the extent deemed recoverable.

Derivative Instruments.
We hedge certain portions of our exposure to interest rate risk, credit risk, foreign exchange risk and equity fluctuation risk by entering into derivative transactions. We recognize all derivative instruments as either assets or liabilities in the Consolidated Balance Sheets at fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, we must designate the hedging instrument based upon the exposure being hedged -- as a cash flow hedge, fair value hedge or a hedge of a net investment in a foreign operation. As of December 31, 2005 and 2004, we had derivative instruments that were designated and qualified as cash flow hedges. In addition, we had derivative instruments that were economic hedges, but were not designated as hedging instruments under Statement of Financial Accounting Standards ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133").

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income ("OCI") and reclassified into net income in the same period or periods during which the hedged transaction affects net income. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in net income during the period of change. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument as well as the offsetting loss or gain in fair value on the hedged item attributable to the hedged risk are recognized in net income during the period of change in fair values. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in net income during the period of change.

We have certain Modco and CFW reinsurance arrangements with embedded derivatives related to the funds withheld assets. These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements. Changes in the fair value of these derivatives are recorded in net income as they occur. Offsetting these amounts are corresponding changes in the fair value of trading securities in portfolios that support these arrangements.

See Note 8 for further discussion of our accounting policy for derivative instruments.

Loaned Securities.
Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. This liability is included within other liabilities in our Consolidated Balance Sheets. Our agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. We value collateral daily and obtain additional collateral when deemed appropriate.

Property and Equipment.
Property and equipment owned for company use is included in other assets in our Consolidated Balance Sheet and is carried at cost less allowances for depreciation. Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets.

Premiums and Fees on Investment Products and Universal Life and Traditional Life Insurance Products.
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, and other interest-sensitive life insurance policies. These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance. Revenues for investment products and universal life insurance products consist of net investment income, asset based fees, cost of insurance charges, percent of premium charges, policy administration charges and surrender charges that have been assessed and earned against policy account balances and premiums received during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset based fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract by the contractholder in accordance with contractual terms.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due from the policyholder.

The Lincoln National Life Insurance Company

1. Summary of Significant Accounting Policies (continued)


Other Revenues and Fees.
Other revenue and fees principally consists of amounts earned by LFA, our retail distribution arm, from sales of third party insurance and investment products. Such revenue is recorded as earned at the time of sale.

Assets Held in Separate Accounts/Liabilities Related to Separate Accounts. These assets and liabilities related to separate accounts represent segregated funds administered and invested by us and our insurance subsidiaries for the exclusive benefit of pension and variable life and annuity contractholders. Both the assets and liabilities are carried at fair value. The fees earned by us and our insurance subsidiaries for administrative and contractholder maintenance services performed for these separate accounts are included in insurance fee revenue.

Deferred Acquisition Costs, Deferred Front End Loads, Deferred Sales
Inducements.
Commissions and other costs of acquiring universal life insurance, variable universal life insurance, traditional life insurance, annuities and other investment contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent recoverable. The methodology for determining the amortization of acquisition costs varies by product type based on two different accounting pronouncements: SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" ("SFAS 97") and SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("SFAS 60"). Under SFAS 97, acquisition costs for universal life, variable universal life insurance and investment-type products, which include fixed and variable deferred annuities, are amortized over the lives of the policies in relation to the incidence of estimated gross profits from surrender charges, investment, mortality net of reinsurance ceded and expense margins, and actual realized gain (loss) on investments. Past amortization amounts are adjusted when revisions are made to the estimates of current or future gross profits expected from a group of products. Policy lives for universal and variable universal life policies are estimated to be 30 years, based on the expected lives of the policies. Policy lives for fixed and variable deferred annuities are 14 to 18 years for the traditional, long surrender charge period products and 8 to 10 years for the more recent short-term, or no surrender charge variable products. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable experience.

Under SFAS 60, acquisition costs for traditional life insurance products, which include whole life and term life insurance contracts are amortized over periods of 10 to 30 years on either a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There is currently no DAC being amortized under SFAS 60 for fixed and variable payout annuities.

For all SFAS 97 and SFAS 60 policies, amortization is based on assumptions consistent with those used in the development of the underlying policy form adjusted for emerging experience and expected trends.

Policy sales charges that are collected in the early years of an insurance policy have been deferred (referred to as "deferred front-end loads" or "DFEL") and are amortized into income over the life of the policy in a manner consistent with that used for DAC. (See above for discussion of amortization methodologies.)

Bonus credits and amounts credited to policyholders for enhanced interest rates on variable annuity contracts that are under dollar cost averaging ("DCA") funding arrangements are considered sales inducement and deferred as a sales inducement asset (referred to as "deferred sales inducements" or "DSI") included in other assets. DSI is amortized as a benefit expense over the expected life of the contract. Amortization is computed using the same methodology and assumptions used in amortizing DAC.

Benefits and Expenses.
Benefits and expenses for universal life-type and other interest-sensitive life insurance products include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances. Interest crediting rates associated with funds invested in our general account during 2003 through 2005 ranged from 4.0% to 7.0%. For traditional life, group health and disability income products, benefits and expenses, other than DAC, are recognized when incurred in a manner consistent with the related premium recognition policies. Benefits and expenses includes the change in reserves for annuity products with guaranteed benefits, such as guaranteed minimum death benefits ("GMDB") and guaranteed income benefits ("GIB"), and the change in fair values of guarantees for annuity products with guaranteed minimum withdrawal benefits ("GMWB").

Goodwill and Other Intangible Assets.
Goodwill, as measured by the excess of the cost of acquired subsidiaries or businesses over the fair value of net assets acquired, is not amortized, but is subject to impairment tests conducted at least annually.

Other intangible assets for acquired insurance businesses consist of the value of existing blocks of business (referred to as the "present value of in-force"). The present value of in-force ("PVIF") is amortized over the expected lives of the block of insurance business in relation to the incidence of estimated profits expected to be generated on universal life, variable universal life and investment-type products acquired, (i.e., variable deferred annuities) and over the premium paying period for insurance products acquired, (i.e., traditional life insurance products). Amortization is based upon assumptions used in pricing the acquisition of the block of business and is adjusted for emerging experience. Accordingly, amortization periods and methods of amortization for PVIF vary depending upon the particular characteristics of the underlying blocks of acquired insurance business. PVIF is amortized in a manner consistent with DAC.

The carrying values of other intangible assets are reviewed periodically for indicators of impairment in value that are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive

The Lincoln National Life Insurance Company

1. Summary of Significant Accounting Policies (continued)

environments in which the company operates, (2) profitability analyses,
(3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If there was an indication of impairment then the cash flow method would be used to measure the impairment and the carrying value would be adjusted as necessary.

Insurance and Investment Contract Liabilities.
The liabilities for future policy benefits and claim reserves for universal and variable universal life insurance policies consist of policy account balances that accrue to the benefit of the policyholders, excluding surrender charges. The liabilities for future insurance policy benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of policy issue. Interest assumptions for traditional direct individual life reserves for all policies range from 2.25% to 7.00% depending on the time of policy issue. The interest assumptions for immediate and deferred paid-up annuities range from 0.75% to 13.50%.

Beginning January 1, 2004, the liabilities for future claim reserves for variable annuity products containing GMDB features are calculated by multiplying the benefit ratio (present value of total expected GMDB payments over the life of the contract divided by the present value of total expected assessments over the life of the contract) by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GMDB payments plus interest. The change in the reserve for a period is then the benefit ratio multiplied by the assessments recorded for the period less GMDB claims paid in the period plus interest. If experience or assumption changes result in a new benefit ratio, the reserves are unlocked to reflect the changes in a manner similar to DAC. Prior to January 1, 2004, the liabilities for future claim reserves for the GMDB feature were a function of the net amount at risk ("NAR"), mortality, persistency and incremental death benefit mortality and expense assessments ("M&E") expected to be incurred over the period of time for which the NAR was positive.

With respect to its insurance and investment contract liabilities, we continually review our: 1) overall reserve position; 2) reserving techniques and 3) reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the policyholder is entitled to share in the earnings of such contracts via receipt of dividends. The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations. As of December 31, 2005 and 2004 participating policies comprised 3% and 4% of the face amount of insurance in-force, and dividend expenses were $77.7 million, $77.4 million, and $81.6 million for the years ended December 31, 2005, 2004 and 2003, respectively.

Reinsurance.
We enter into reinsurance agreements with other companies in the normal course of its business. Prior to the acquisition of our reinsurance operations by Swiss Re in 2001, we assumed reinsurance from unaffiliated companies. The transaction with Swiss Re involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised our reinsurance operations. All reinsurance agreements, excluding Modco agreements, are reported on a gross basis. Modco agreements are reported net, since there is a right of offset.

Post-retirement Medical and Life Insurance Benefits.
We account for our post-retirement medical and life insurance benefits using the full accrual method.

Stock Based Compensation.
We expense the fair value of stock awards included in LNC's incentive compensation plans. On the date LNC's Board of Directors approves stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology. The fair value of other stock awards is based upon the market value of the stock. The fair value of the awards is expensed over the service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in shareholders' equity. For additional information on stock based incentive compensation see Note 7.

Income Taxes.
We and our eligible subsidiaries have elected to file consolidated Federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, we provide for income taxes on a separate return filing basis. The tax sharing agreement also provides that we will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.

Reclassifications.
Certain amounts reported in prior years' Consolidated Financial Statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications have no effect on net income or shareholder's equity of the prior years.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
2. Changes in Accounting Principles and Changes in Estimates


SFAS No. 123(r) -- Accounting for Share-Based Payment.

In December 2004, the Financial Accounting Standards Board ("FASB") issued SFAS No. 123 (revised 2004), "Share-Based Payment" ("SFAS 123(r)"), which is a revision of SFAS 123, "Accounting for Stock-based Compensation." SFAS 123(r) requires recognition in the income statement of all share-based payments to employees based on their fair values. We had previously adopted the retroactive restatement method under SFAS 148, "Accounting for Stock-based Compensation - Transition and Disclosure," and restated all periods presented to reflect stock-based employee compensation cost under the fair value accounting method for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994.

We currently use the Black-Scholes formula to estimate the value of stock options granted to employees. We are evaluating the use of other acceptable option valuation models upon the required adoption of SFAS 123(r). SFAS 123(r) also requires the reporting of the benefits of tax deductions in excess of recognized compensation as financing cash flow rather than as an operating cash flow. In April 2005, the Securities and Exchange Commission ("SEC") deferred required implementation to January 1, 2006. We do not expect the adoption of SFAS 123(r) to have a material effect on our results of operations, operating cash flows or financial position.

Statement of Position 05-1.

In September 2005, the Accounting Standards Executive Committee ("AcSEC") of the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts" ("SOP 05-1"). SOP 05-1 addresses the accounting for DAC on internal replacements other than those described in SFAS 97. An internal replacement is defined by SOP 05-1 as a modification in product benefits, features, rights or coverages that occurs by (a) exchanging the contract for a new contract, (b) amending, endorsing or attaching a rider to the contract, or
(c) electing a feature or coverage within a replaced contract. Contract modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. Contract modifications that result in a substantially changed contract should be accounted for as an extinguishment of the replaced contract, and any unamortized DAC, unearned revenue and deferred sales charges must be written-off. SOP 05-1 is to be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We expect to adopt SOP 05-1 effective January 1, 2007. We are currently evaluating the potential effects of SOP 05-1 on our consolidated financial condition and results of operations.

EITF 03-1 -- The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments.

In March 2004, the FASB's Emerging Issues Task Force ("EITF") reached a final consensus on Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("EITF 03-1"). EITF 03-1 established impairment models for determining whether to record impairment losses associated with investments in certain equity and debt securities. It also required the accrual of income on a level-yield basis following an impairment of debt securities, where reasonable estimates of the timing and amount of future cash flows can be made.

In September 2004, the FASB delayed the effective date of the accounting and measurement provisions of EITF 03-1 in order to consider further guidance. However, the disclosure requirements and the definition of other-than-temporary impairment ("OTTI") included in EITF 03-1 were not delayed, and accordingly we adopted the definition of OTTI to evaluate all securities within the scope of EITF 03-1 and provided the required disclosures.

In November 2005, the FASB issued FASB Staff Position ("FSP") FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" ("FSP 115-1"). The guidance in FSP 115-1 nullifies the accounting and measurement provisions of EITF 03-1, references existing OTTI guidance, and supersedes EITF Topic No. D-44 "Recognition of Other-Than-Temporary Impairment upon the Planned Sale of a Security Whose Cost Exceeds Fair Value." FSP 115-1 will be applied prospectively and is effective for reporting periods beginning after December 15, 2005. We will adopt FSP 115-1 on January 1, 2006. Our existing policies for recognizing OTTIs are consistent with the guidance in FSP 115-1, therefore we do not expect the adoption will have an effect on our consolidated financial condition or results of operations.

SFAS No. 155 -- Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments - an amendment of FASB Statements No. 133 and 140" ("SFAS 155"), which permits fair value remeasurement for a hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation. Under SFAS 155, an entity may make an irrevocable election to measure a hybrid financial instrument at fair value, in its entirety, with changes in fair value recognized in earnings. SFAS 155 also: (a) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;
(b) eliminates the interim guidance in SFAS 133 Implementation Issue No. D1, "Application of Statement 133 to Beneficial Interests in Securitized Financial Assts," and establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (c) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and,
(d) eliminates restrictions on a qualifying special-purpose entity's ability to hold passive derivative financial instruments that pertain to beneficial interests that are or contain a derivative financial instrument. We expect to

The Lincoln National Life Insurance Company

2. Changes in Accounting Principles and Changes in Estimates (continued)

adopt SFAS 155 for all financial instruments acquired, issued, or subject to a remeasurement event occurring after January 1, 2007. Upon adoption of SFAS 155, the fair value election may also be applied to hybrid financial instruments that had previously been bifurcated pursuant to SFAS 133. Prior period restatement is not permitted. We are currently evaluating the potential effects of SFAS 155 on our consolidated financial condition and results of operations.

Statement of Position 03-1.

Effective January 1, 2004, we implemented the provisions of AICPA SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). Adjustments arising from implementation, as discussed below, were recorded in net income as a cumulative effect of accounting change.

Guaranteed Minimum Death Benefit Reserves. Although there was no method prescribed under GAAP for GMDB reserving until the issuance of SOP 03-1, our Lincoln Retirement segment had been recording a reserve for GMDBs. At
December 31, 2003, our GMDB reserve was $46.4 million. Adoption of the GMDB reserving methodology under SOP 03-1 resulted in a decrease to reserves of $9.7 million pre-tax. GMDB reserves were $14.8 million and $18.2 million at December 31, 2005 and 2004, respectively, of which $14.4 million and $18.0 million were ceded to an affiliated reinsurance company. See Note 13 for additional information.

Application of SOP 03-1 impacts EGPs used to calculate amortization of DAC, PVIF, DSI, and the liability for DFEL. The benefit ratio approach under SOP 03-1 results in a portion of future GMDB fees being accrued as a liability for future GMDB reserves. As a result, the EGPs used in our determination of DAC amortization are lower under SOP 03-1. Therefore upon adoption of SOP 03-1 we reported an unfavorable DAC/PVIF/DSI/DFEL unlocking as a negative cumulative effect adjustment of $43.2 million pre-tax in 2004.

The combined effects of the GMDB reserve requirements and related unlocking adjustments from implementation of SOP 03-1 resulted in a charge to net income for the cumulative effect of accounting change of $35.3 million pre-tax ($22.9 million after-tax) in 2004.

Sales Inducements. Our Lincoln Retirement segment variable annuity product offerings include contracts that offer a bonus credit, typically ranging from 2% to 5% of each deposit. We also offer enhanced interest rates to variable annuity contracts that are under DCA funding arrangements. Bonus credits and excess DCA interest are considered sales inducements under SOP 03-1 and, as such, are to be deferred as a sales inducement asset and amortized as a benefit expense over the expected life of the contract. Amortization is computed using the same methodology and assumptions used in amortizing DAC.

We previously deferred bonus credits as part of the DAC asset and reported the amortization of bonus credits as part of DAC amortization. Upon implementation of SOP 03-1, we reclassified bonus credits of $45.2 million from DAC to DSI, which are reported in other assets on the Consolidated Balance Sheets. Amortization of the DSI asset is reported as part of benefit expense. Prior period balance sheet and income statement line item presentation has been reclassified to conform to the new basis of presentation.

We previously reported excess DCA interest as benefit expense when the excess interest was earned under the contract. As required by SOP 03-1, during the first quarter of 2004, we began deferring excess DCA interest as DSI and amortizing this DSI as benefit expense over the expected life of the contract. Over the long run the same amount of excess DCA interest expense will emerge under SOP 03-1 as under our previous accounting method. However, due to the prospective treatment of new DSI, our net income was $7.9 million higher under SOP 03-1 in 2004 relative to the approach used in 2003. This pattern is expected to continue for near term financial reporting periods.

Universal Life Contracts. Our Life Insurance segment offers an array of individual and survivor-life universal life insurance products that contain features for which SOP 03-1 might apply. A review of the products and their features for possible SOP implications concluded that no additional reserves were necessary with the exception of the MoneyGuard(R) product. MoneyGuard(R) is a universal life insurance product with an acceleration of death benefit feature that provides convalescent care benefit payments when the insured becomes chronically ill. There is an optional extension of benefit rider available that will provide continuation of the convalescent care benefit payments once the total benefits from the base policy have been exhausted. The optional extended benefit payments can be for 2 years, 4 years, or the remaining life of the insured. Charges for the extension rider are deducted from the base policy account value and vary by the length of extension period selected. The adoption of SOP 03-1 in 2004 resulted in a charge recorded as a cumulative effect of accounting change of $4.2 million pre-tax ($2.7 million after-tax) for the extension of benefit feature in MoneyGuard(R).

FSP FAS 97-1 -- Situations in Which Paragraphs of FASB Statement No. 97 Permit or Require Accrual of an Unearned Revenue Liability.

In June 2004, the FASB issued FSP FAS 97-1 ("FSP 97-1"), which was effective for the third quarter of 2004. FSP 97-1 clarified that SOP 03-1 did not restrict the recording of a liability for unearned revenue as defined in accordance with paragraphs 17(b) and 20 of SFAS 97 to only those situations where profits are followed by expected losses. We implemented the requirements of FSP 97-1, and they did not have any effect on our results of operations.

FSP FAS 106-2 -- Accounting and Disclosure Requirements Related to the Medicare Prescription Drug Improvement and Modernization Act of 2003.

In May 2004, the FASB issued FSP FAS 106-2 ("FSP 106-2"), to provide accounting guidance related to the Medicare

The Lincoln National Life Insurance Company

2. Changes in Accounting Principles and Changes in Estimates (continued)

Prescription Drug Improvement and Modernization Act of 2003 ("the Medicare Act"), which became law in December 2003. The Medicare Act introduces a prescription drug benefit under Medicare, and a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. FSP 106-2 requires sponsors of a post-retirement health care plan that provides retiree prescription drug benefits to reflect the provisions of the Medicare Act in determining post-retirement benefit cost for the first annual or interim period starting after June 15, 2004. We completed our analysis and incorporated the provisions of the Medicare Act in determining other post-retirement benefit costs and the accumulated post-retirement benefit obligation in the third quarter of 2004. Implementation of FSP 106-2 did not have a material effect on our results of operations. For additional information, see Note 7. During 2005, we became eligible to receive the federal subsidy available under the Medicare Act, as the retiree prescription drug benefits included in our retiree medical benefit plan are at least actuarially equivalent to Medicare Part D.

Accounting for Modified Coinsurance.

During the fourth quarter of 2003, we implemented the FASB's Derivative Implementation Group Statement 133 Implementation Issue No. B36 ("DIG B36"). DIG B36 provides that the embedded derivatives included within Modco and CFW reinsurance agreements must be accounted for separately from the underlying reinsurance agreements. The effective date for our implementation of DIG B36 was the October 1, 2003 start date of the fourth quarter.

In 2003 we recorded a charge to net income as a cumulative effect of accounting change of $236.6 million after-tax ($363.9 million pre-tax), representing the fair value of the embedded derivatives included in various Modco and CFW reinsurance agreements. In conjunction with the cumulative effect of accounting change, we also recorded an increase in other comprehensive income of $222.8 million after-tax ($342.8 million pre-tax), relating to a release of the liability for unrealized investment gains on the underlying available-for-sale securities, which, prior to the implementation of DIG B36, had been accounted for as gains benefiting the reinsurance companies assuming the risks under the Modco and CFW reinsurance agreements. Concurrent with the initial recording of the embedded derivative associated with these reinsurance arrangements, we reclassified related available-for-sale securities to trading securities, resulting in a mark-to-market adjustment of $342.9 million pre-tax ($222.9 million after-tax). The net effect of these adjustments, at the time of implementing DIG B36, was a reduction of $21.1 million in net income and $13.8 million in shareholders' equity.

Effective with the fourth quarter of 2003, changes in the fair value of the embedded derivative flow through net income, as do changes in the fair value of the trading account securities. These adjustments do not net to zero in any one particular accounting period due to the fact that not all of the invested assets supporting these Modco and CFW reinsurance agreements were available-for-sale securities that could be reclassified to trading securities, and not all Modco and CFW reinsurance agreements have segregated portfolios of securities that can be classified as trading securities. However, it is important to note that these differences in net income will reverse over the term of the underlying Modco and CFW reinsurance agreements, reflecting the fact that the accounting for the embedded derivatives prescribed in DIG B36 changes the timing of the recognition of income under these Modco and CFW reinsurance agreements but does not change the total amount of earnings that will ultimately be reported over the life of these agreements.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
3. Investments

The amortized cost, gross unrealized gain and loss, and fair value of securities available-for-sale are as follows:

                                             Amortized Cost  Gains    Losses  Fair Value
                                             -------------- -------- -------  ----------
                                                            (in millions)
                                             -------------------------------------------
2005:
  Corporate bonds...........................   $24,189.6    $1,106.1 $(241.2) $25,054.5
  U.S. government bonds.....................       142.6        12.2      --      154.8
  Foreign government bonds..................       839.0        62.3    (2.9)     898.4
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........       453.2         4.5    (5.5)     452.2
    Collateralized mortgage obligations.....     2,982.1        25.0   (34.0)   2,973.1
    Commercial mortgage backed securities...     2,350.5        51.8   (20.8)   2,381.5
    Other asset-backed securities...........        98.8         3.4    (0.2)     102.0
  State and municipal bonds.................       123.1         3.5    (0.8)     125.8
  Redeemable preferred stocks...............        88.1        14.3      --      102.4
                                               ---------    -------- -------  ---------
     Total fixed maturity securities........    31,267.0     1,283.1  (305.4)  32,244.7
Equity securities...........................        94.9         6.5      --      101.4
                                               ---------    -------- -------  ---------
     Total..................................   $31,361.9    $1,289.6 $(305.4) $32,346.1
                                               =========    ======== =======  =========
2004:
  Corporate bonds...........................   $24,415.4    $1,660.9 $(108.3) $25,968.0
  U.S. government bonds.....................       151.6        11.1      --      162.7
  Foreign government bonds..................       884.6        61.9    (0.4)     946.1
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........       695.8         9.9    (1.0)     704.7
    Collateralized mortgage obligations.....     2,650.8        62.6    (8.2)   2,705.2
    Commercial mortgage backed securities...     2,347.4       111.8    (9.7)   2,449.5
    Other asset-backed securities...........       150.3         7.7    (0.5)     157.5
  State and municipal bonds.................       157.7         4.5    (0.6)     161.6
  Redeemable preferred stocks...............        61.2        15.0      --       76.2
                                               ---------    -------- -------  ---------
     Total fixed maturity securities........    31,514.8     1,945.4  (128.7)  33,331.5
Equity securities...........................       101.2        12.5      --      113.7
                                               ---------    -------- -------  ---------
     Total..................................   $31,616.0    $1,957.9 $(128.7) $33,445.2
                                               =========    ======== =======  =========

Future maturities of fixed maturity securities available-for-sale are as follows:

                                             Amortized Cost Fair Value
                                             -------------- ----------
                                                   (in millions)
                                             -------------------------
           Due in one year or less..........   $   975.0    $   985.3
           Due after one year through five
            years...........................     5,956.0      6,096.2
           Due after five years through ten
            years...........................     9,293.6      9,546.6
           Due after ten years..............     9,157.8      9,707.8
                                               ---------    ---------
             Subtotal.......................    25,382.4     26,335.9
           Asset and mortgage-backed
            securities......................     5,884.6      5,908.8
                                               ---------    ---------
             Total..........................   $31,267.0    $32,244.7
                                               =========    =========

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

The amortized cost and estimated fair value of investments in asset/mortgage-backed securities summarized by interest rates of the underlying collateral are as follows:

                                  Amortized Cost Fair Value
                                  -------------- ----------
                                        (in millions)
                         -        -------------------------
                       Below 5%..    $  162.5     $  159.5
                       5%-6%.....     2,508.3      2,481.7
                       6%-7%.....     1,898.8      1,903.5
                       Above 7%..     1,315.0      1,364.1
                                     --------     --------
                         Total...    $5,884.6     $5,908.8
                                     ========     ========

The Lincoln National Life Insurance Company

3. Investments (continued)


The quality ratings of fixed maturity securities available-for-sale are as follows:

               NAIC         Rating Agency      Estimated
            Designation Equivalent Designation Fair Value % of Total
            ----------- ---------------------- ---------- ----------
                                                   (in millions)
                                               --------------------
                 1        AAA / AA / A........ $19,264.5     59.7%
                 2        BBB.................  10,483.1     32.5%
                 3        BB..................   1,500.0      4.7%
                 4        B...................     758.2      2.4%
                 5        CCC and lower.......     161.6      0.5%
                 6        In or near default..      77.3      0.2%
                                               ---------    -----
                                               $32,244.7    100.0%
                                               =========    =====

The major categories of net investment income are as follows:

                                          2005     2004     2003
                          -             -------- -------- --------
                                              (in millions)
                                        --------------------------
              Fixed maturity securities
               available-for-sale...... $1,958.8 $1,932.3 $2,030.1
              Equity securities
               available-for-sale......      7.2      8.4      9.2
              Trading securities.......    176.1    173.3     41.2
              Mortgage loans on real
               estate..................    287.5    349.5    337.9
              Real estate..............     47.7     24.7     42.0
              Policy loans.............    117.9    119.2    122.5
              Invested cash............     46.1     20.6      5.3
              Other investments........     61.4     54.3     47.6
                                        -------- -------- --------
                Investment revenue.....  2,702.7  2,682.3  2,635.8
              Investment expense.......    110.4     89.1     95.7
                                        -------- -------- --------
                Net investment income.. $2,592.3 $2,593.2 $2,540.1
                                        ======== ======== ========

Trading securities at fair value retained in connection with Modco and CFW reinsurance arrangements, consisted of the following:

                                                     2005     2004
                              -                    -------- --------
                                                     (in millions)
                                                   -----------------
            Corporate bonds....................... $2,282.1 $2,259.0
            U.S. government bonds.................    322.4    307.8
            Foreign government bonds..............     52.0     50.5
            Asset and mortgage-backed
             securities:
              Mortgage pass-through securities....     28.7     37.6
              Collateralized mortgage obligations.    113.2    103.1
              Commercial mortgage backed
               securities.........................    148.4    151.4
              Other asset-backed securities.......      8.6      9.3
            State and municipal bonds.............     18.8     18.8
            Redeemable preferred stocks...........      8.1      2.7
                                                   -------- --------
                Total fixed maturity securities...  2,982.3  2,940.2
            Equity securities.....................      2.2      2.3
                                                   -------- --------
                Total............................. $2,984.5 $2,942.5
                                                   ======== ========

The portion of the market adjustment for trading securities still held at December 31, 2005 and 2004 was a gain (loss) of $(70.4) million and $23.0 million, respectively.

The detail of the realized gain (loss) on investments is as follows:

                                               2005    2004    2003
                           -                  ------  ------  ------
                                                   (in millions)
                                              ----------------------
          Realized loss on investments and
           derivative instruments............ $(21.0) $(58.2) $(16.1)
          Gain on transfer of securities from
           available-for-sale to trading.....     --      --   342.9
          Gain (loss) on reinsurance
           embedded derivative/trading
           securities........................    4.7    (1.0)    4.0
          Gain on sale of subsidiaries/
           business..........................     --    14.1      --
                                              ------  ------  ------
          Total realized gain (loss) on
           investments....................... $(16.3) $(45.1) $330.8
                                              ======  ======  ======

The detail of the realized loss on investments and derivative instruments is as follows:

                                             2005     2004     2003
                          -                 ------  -------  -------
                                                  (in millions)
                                            ------------------------
           Fixed maturity securities
            available-for-sale
             Gross gain.................... $112.8  $ 107.6  $ 333.7
             Gross loss....................  (89.9)  (115.3)  (353.7)
           Equity securities
            available-for-sale
             Gross gain....................    7.8     18.7     25.4
             Gross loss....................     --     (0.7)    (4.4)
           Other investments...............   10.2      4.5     28.1
           Associated amortization of
            deferred acquisition costs and
            provision for policyholder
            commitments....................  (51.9)   (51.2)   (32.8)
           Investment expenses.............   (9.4)   (10.3)    (9.9)
                                            ------  -------  -------
           Total Investments...............  (20.4)   (46.7)   (13.6)
           Derivative instruments net of
            associated amortization of
            deferred acquisition costs.....   (0.6)   (11.5)    (2.5)
                                            ------  -------  -------
           Total investments and derivative
            instruments.................... $(21.0) $ (58.2) $ (16.1)
                                            ======  =======  =======

The Lincoln National Life Insurance Company

3. Investments (continued)


Provisions (credits) for write-downs and net changes in allowances for loss, which are included in the realized loss on investments and derivative instruments shown above, are as follows:

                                             2005   2004   2003
                            -               -----  -----  ------
                                                (in millions)
                                            --------------------
              Fixed maturity securities
               available-for-sale.......... $19.2  $67.2  $248.8
              Equity securities
               available-for-sale..........    --     --     3.4
              Mortgage loans on real estate  (6.0)  (2.0)    5.6
              Real estate..................    --     --     4.1
              Guarantees...................    --   (0.1)   (0.3)
                                            -----  -----  ------
                Total...................... $13.2  $65.1  $261.6
                                            =====  =====  ======

The change in unrealized appreciation (depreciation) on investments in fixed maturity and equity securities available-for-sale is as follows:

                                        2005    2004   2003
                            -         -------  -----  ------
                                          (in millions)
                                      ----------------------
                    Fixed maturity
                     securities...... $(839.0) $61.3  $190.8
                    Equity securities    (6.0)  (6.1)    7.6
                                      -------  -----  ------
                      Total.......... $(845.0) $55.2  $198.4
                                      =======  =====  ======

For total traded and private securities held by us at December 31, 2005 and 2004 that are in unrealized loss status, the fair value, amortized cost, unrealized loss and total time period that the security has been in an unrealized loss position are presented in the table below.

                                                            % Fair Amortized % Amortized Unrealized % Unrealized
                                                 Fair Value Value    Cost       Cost        Loss        Loss
                                                 ---------- ------ --------- ----------- ---------- ------------
                                                                          (in millions)
                                                 --------------------------------------------------------------
2005
(less or =) 90 days............................. $ 3,006.1   27.6% $ 3,039.3     27.1%    $ (33.2)      10.9%
(greater than) 90 days but (less or =) 180 days.   5,152.3   47.4%   5,257.4     47.1%     (105.1)      34.4%
(greater than) 180 days but (less or =) 270 days     373.5    3.4%     383.9      3.4%      (10.4)       3.4%
(greater than) 270 days but (less or =) 1 year..     788.4    7.2%     822.0      7.3%      (33.6)      11.0%
(greater than) 1 year...........................   1,570.3   14.4%   1,693.4     15.1%     (123.1)      40.3%
                                                 ---------  -----  ---------    -----     -------      -----
  Total......................................... $10,890.6  100.0% $11,196.0    100.0%    $(305.4)     100.0%
                                                 =========  =====  =========    =====     =======      =====
2004
(less or =) 90 days............................. $ 2,263.8   45.1% $ 2,280.0     44.3%    $ (16.2)      12.6%
(greater than) 90 days but (less or =) 180 days.     338.1    6.7%     344.8      6.7%       (6.7)       5.2%
(greater than) 180 days but (less or =) 270 days   1,099.6   21.9%   1,127.9     21.9%      (28.3)      22.0%
(greater than) 270 days but (less or =) 1 year..     187.1    3.7%     191.8      3.7%       (4.7)       3.7%
(greater than) 1 year...........................   1,133.9   22.6%   1,206.7     23.4%      (72.8)      56.5%
                                                 ---------  -----  ---------    -----     -------      -----
  Total......................................... $ 5,022.5  100.0% $ 5,151.2    100.0%    $(128.7)     100.0%
                                                 =========  =====  =========    =====     =======      =====

The Lincoln National Life Insurance Company

3. Investments (continued)


For fixed maturity and equity securities available-for-sale with unrealized losses as of December 31, 2005 and 2004, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous loss position are summarized as follows:

                                                  Less Than
                                             or Equal to Twelve Months Greater Than Twelve Months        Total
                                             ------------------------  -------------------------  -------------------
                                                           Gross                      Gross                   Gross
                                             Carrying    Unrealized    Carrying     Unrealized    Carrying  Unrealized
                                              Value        Losses       Value         Losses       Value      Losses
                                             --------    ----------    --------     ----------    --------- ----------
                                                                    (in millions)
                                             ------------------------------------------------------------------------
2005:
  Corporate bonds........................... $6,300.1     $(131.9)     $1,235.2      $(109.3)     $ 7,535.3  $(241.2)
  U.S. government bonds.....................       --          --            --           --             --       --
  Foreign government bonds..................    168.7        (2.9)         38.6           --          207.3     (2.9)
  Asset and mortgage-backed securities:
    Mortgage pass-through securities........    319.8        (3.8)         38.8         (1.7)         358.6     (5.5)
    Collateralized mortgage obligations.....  1,589.0       (27.2)        145.0         (6.8)       1,734.0    (34.0)
    Commercial mortgage backed securities...    887.7       (15.9)         99.8         (4.9)         987.5    (20.8)
    Other asset-backed securities...........     23.1        (0.2)           --           --           23.1     (0.2)
  State and municipal bonds.................     30.8        (0.4)         12.9         (0.4)          43.7     (0.8)
  Redeemable preferred stocks...............      0.9          --            --           --            0.9       --
                                              --------    -------        --------    -------      ---------  -------
     Total fixed maturity securities........  9,320.1      (182.3)      1,570.3       (123.1)      10,890.4   (305.4)
Equity securities...........................      0.2          --            --           --            0.2       --
                                              --------    -------        --------    -------      ---------  -------
     Total.................................. $9,320.3     $(182.3)     $1,570.3      $(123.1)     $10,890.6  $(305.4)
                                              ========    =======        ========    =======      =========  =======
2004:
  Corporate bonds........................... $2,776.8     $ (45.8)     $  970.4      $ (62.5)     $ 3,747.2  $(108.3)
  U.S. government bonds.....................       --          --            --           --             --       --
  Foreign government bonds..................     31.9        (0.4)          0.6           --           32.5     (0.4)
  Asset and mortgage-backed securities:                                                                  --       --
    Mortgage pass-through securities........    356.0        (0.9)          8.3         (0.1)         364.3     (1.0)
    Collateralized mortgage obligations.....    473.9        (5.9)         44.5         (2.3)         518.4     (8.2)
    Commercial mortgage backed securities...    215.3        (2.3)         96.6         (7.4)         311.9     (9.7)
    Other asset-backed securities...........     10.5        (0.5)           --           --           10.5     (0.5)
  State and municipal bonds.................     24.2        (0.2)         13.3         (0.3)          37.5     (0.5)
  Redeemable preferred stocks...............       --          --           0.2         (0.1)           0.2     (0.1)
                                              --------    -------        --------    -------      ---------  -------
     Total fixed maturity securities........  3,888.6       (56.0)      1,133.9        (72.7)       5,022.5   (128.7)
Equity securities...........................       --          --            --           --             --       --
                                              --------    -------        --------    -------      ---------  -------
     Total.................................. $3,888.6     $ (56.0)     $1,133.9      $ (72.7)     $ 5,022.5  $(128.7)
                                              ========    =======        ========    =======      =========  =======

The Lincoln National Life Insurance Company

3. Investments (continued)


Securities available-for-sale that were deemed to have declines in fair value that were other than temporary were written down to fair value. The fixed maturity securities to which these write-downs apply were generally of investment grade at the time of purchase, but were subsequently downgraded by rating agencies to "below-investment grade." Factors we considered in determining whether declines in the fair value of fixed maturity securities are other than temporary include 1) the significance of the decline, 2) our ability and intent to retain the investment for a sufficient period of time for it to recover, 3) the time period during which there has been a significant decline in value, and 4) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer. Based upon these factors, securities that have indications of potential impairment are subject to intensive review. Where such analysis results in a conclusion that declines in fair values are other than temporary, the security is written down to fair value. See Note 9 -- Fair Value of Financial Instruments to the Consolidated Financial Statements for a general discussion of the methodologies and assumptions used to determine estimated fair values.

The balance sheet captions, "Real Estate" and "Other Assets," which includes property and equipment, include accumulated depreciation as follows:

                                              2005   2004
                                             ------ ------
                                             (in millions)
                                             -------------
                      Real estate........... $ 25.6 $ 23.5
                      Property and equipment  204.7  182.6

Impaired mortgage loans along with the related allowance for losses are as follows:

                                                      2005   2004
                                                     -----  ------
                                                     (in millions)
                                                     -------------
            Impaired loans with allowance for losses $65.7  $ 84.0
            Allowance for losses....................  (9.2)  (15.5)
                                                     -----  ------
              Net impaired loans.................... $56.5  $ 68.5
                                                     =====  ======

We believe the allowance for losses is maintained at a level adequate to absorb estimated probable credit losses. Our periodic evaluation of the adequacy of the allowance for losses is based on our past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

A reconciliation of the mortgage loan allowance for losses for these impaired mortgage loans is as follows:

                                             2005   2004   2003
                                            -----  -----  ------
                                                (in millions)
                                            --------------------
              Balance at beginning-of-year. $15.5  $17.5  $ 11.9
              Provisions for losses........   1.7    4.7    16.4
              Releases due to principal
               paydowns....................  (8.0)  (6.7)  (10.8)
                                            -----  -----  ------
                  Balance at end-of-year... $ 9.2  $15.5  $ 17.5
                                            =====  =====  ======

The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

                                              2005   2004  2003
                                              ----- ------ -----
                                                (in millions)
                                              ------------------
               Average recorded investment in
                impaired loans............... $61.9 $100.7 $72.6
               Interest income recognized on
                impaired loans...............   4.8    9.1   8.1

All interest income on impaired mortgage loans was recognized on the cash basis of income recognition.

As of December 31, 2005 and 2004, we had no mortgage loans on non-accrual status. As of December 31, 2005 and 2004, we had no mortgage loans past due 90 days and still accruing.

As of December 31, 2005 and 2004, we had restructured mortgage loans of $45.2 million and $69.5 million, respectively. We recorded $2.4 million and $3.6 million of interest income on these restructured mortgage loans in 2005 and 2004, respectively. Interest income in the amount of $3.8 million and $6.4 million would have been recorded on these mortgage loans according to their original terms in 2005 and 2004, respectively. As of December 31, 2005 and 2004, we had no outstanding commitments to lend funds on restructured mortgage loans.

As of December 31, 2005, our investment commitments for fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate were $802.6 million. This includes $276.2 million of standby commitments to purchase real estate upon completion and leasing.

The carrying value of fixed maturity securities available-for-sale, mortgage loans on real estate and real estate investments which were non-income producing totaled $66.7 million and $147.4 million at December 31, 2005 and 2004, respectively.

The Lincoln National Life Insurance Company

3. Investments (continued)


During 2003, we completed a securitization of commercial mortgage loans. In the aggregate, the loans had a fair value of $182.2 million and a carrying value of $167.3 million. We received $182.2 million from the trust for the sale of the loans. A recourse liability was not recorded since we are not obligated to repurchase any loans from the trust that may later become delinquent.

The transaction was hedged with interest rate swaps to lock in the value of the loans. We recorded a gain on the hedge of $7.8 million pre-tax and a realized gain on the sale of $14.9 million pre-tax resulting in a total gain of $22.7 million pre-tax. We did not retain an interest in the securitized assets.

--------------------------------------------------------------------------------
4. Federal Income Taxes


The Federal income tax expense (benefit) is as follows:

                                           2005   2004   2003
                                          ------ ------ ------
                                             (in millions)
                                          --------------------
                 Current................. $110.7 $ 97.7 $ 31.5
                 Deferred................  112.3   95.5  213.4
                                          ------ ------ ------
                     Total tax expense... $223.0 $193.2 $244.9
                                          ====== ====== ======

The effective tax rate on pre-tax income (loss) from continuing operations is lower than the prevailing corporate Federal income tax rate. A reconciliation of this difference is as follows:

                                              2005    2004    2003
                                             ------  ------  ------
                                                  (in millions)
                                             ----------------------
           Tax rate times pre-tax income.... $303.3  $271.6  $323.1
           Effect of:
             Tax-preferred investment
              income........................  (62.9)  (68.7)  (49.7)
             Tax credits....................  (14.2)  (13.9)  (19.1)
             Other..........................   (3.2)    4.2    (9.4)
                                             ------  ------  ------
               Provision for income taxes... $223.0  $193.2  $244.9
                                             ======  ======  ======
               Effective tax rate...........     26%     25%     27%

The Federal income tax liability is as follows:

                                                       2005   2004
                                                      ------ ------
                                                      (in millions)
                                                      -------------
            Current.................................. $ 77.2 $ 47.4
            Deferred.................................   24.0  102.2
                                                      ------ ------
                Total Federal income tax liability... $101.2 $149.6
                                                      ====== ======

Significant components of our deferred tax assets and liabilities are as follows:

                                                    2005     2004
                                                  -------- --------
                                                    (in millions)
                                                  -----------------
            Deferred tax assets:
            Insurance and investment contract
             liabilities......................... $1,206.0 $1,158.9
            Reinsurance deferred gain............    291.3    317.9
            Modco embedded derivative............     97.4    123.7
            Postretirement benefits other than
             pension.............................     15.0     17.0
            Compensation related.................    100.2     93.1
            Ceding commission asset..............     10.9     12.9
            Other................................     53.2     50.8
                                                  -------- --------
                Total deferred tax assets........  1,774.0  1,774.3
                                                  -------- --------
            Deferred tax liabilities:
            Deferred acquisition costs...........    997.8    721.3
            Net unrealized gain on securities
             available-for-sale..................    350.6    653.5
            Trading security gains...............     91.1    115.8
            Present value of business in-force...    259.6    286.7
            Other................................     98.9     99.2
                                                  -------- --------
                Total deferred tax liabilities...  1,798.0  1,876.5
                                                  -------- --------
                Net deferred tax liability....... $   24.0 $  102.2
                                                  ======== ========

We and our affiliates are part of a consolidated Federal income tax filing with LNC. Cash paid for Federal income taxes in 2005 and 2004 was $74.9 million and $56.4 million, respectively. Net cash received for Federal income taxes in 2003 was $77.9 million due to the carry back of 2002 tax losses.

We are required to establish a valuation allowance for any gross deferred tax assets that are unlikely to reduce taxes payable in future years' tax returns. At December 31, 2005 and 2004, we concluded that it was more likely than not that all gross deferred tax assets will reduce taxes payable in future years. Accordingly, no valuation allowance was necessary at December 31, 2005 and 2004.

Under prior Federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." On October 23, 2004, President Bush signed into law the "American Jobs Creation Act of 2004." Beginning January 1, 2005 through December 31, 2006, the additional tax imposed

The Lincoln National Life Insurance Company

4. Federal Income Taxes (continued)

on distributions from the special tax account, Policyholders' Surplus, is suspended. In addition, the statute provides that distributions made during the two-year suspension period will first reduce the Policyholders' Surplus account balance. Our 2005 dividend activity along with that of our insurance subsidiaries eliminated the account balance during the suspension period.

The LNC consolidated return group is subject to annual tax examinations from the Internal Revenue Service ("IRS"). The IRS has examined tax years 1996, 1997 and 1998, with assessments resulting in a payment that was not material to the consolidated results of operations. In addition to taxes assessed and interest, the payment included a deposit relating to a portion of the assessment, which the company continues to challenge. LNC believes this portion of the assessment is inconsistent with existing law, and is protesting it through the established IRS appeals process. LNC and its affiliates are currently under audit by the IRS for years 1999-2002. We do not anticipate that any adjustments that might result from such audits would be material to our consolidated results of operations or financial condition.

--------------------------------------------------------------------------------
5. Supplemental Financial Data


Reinsurance transactions included in the income statement captions, "Insurance Premiums" and "Insurance Fees", excluding amounts attributable to the indemnity reinsurance transaction with Swiss Re, are as follows:

                                           2005     2004     2003
                                         -------  -------  -------
                                               (in millions)
                                         -------------------------
             Insurance assumed.......... $   1.0  $   0.3  $   1.0
             Insurance ceded............  (459.0)  (360.7)  (262.2)
                                         -------  -------  -------
               Net reinsurance premiums
                and fees................ $(458.0) $(360.4) $(261.2)
                                         =======  =======  =======

The income statement caption, "Benefits," is net of reinsurance recoveries of $0.7 billion for 2005 and $0.6 billion for 2004 and 2003.

A roll forward of the balance sheet account, "Deferred Acquisition Costs," is as follows:

                                                     2005      2004
                                                   --------  --------
                                                      (in millions)
                                                   ------------------
          Balance at beginning-of-year............ $2,854.1  $2,526.5
          Deferral................................    898.5     839.0
          Amortization............................   (413.1)   (411.7)
          Adjustment related to realized gains on
           securities available-for-sale..........    (48.5)    (45.7)
          Adjustment related to unrealized (gains)
           losses on securities
           available-for-sale.....................    313.1     (14.7)
          Cumulative effect of accounting
           change.................................       --     (39.3)
                                                   --------  --------
          Balance at end-of-year.................. $3,604.1  $2,854.1
                                                   ========  ========

Realized losses on investments and derivative instruments on the Consolidated Statements of Income for the year ended December 31, 2005, 2004 and 2003 are net of amounts amortized against DAC of $48.5 million, $45.7 million and $50.2 million, respectively. In addition, realized gains and losses for the year ended December 31, 2005, 2004 and 2003 are net of adjustments made to policyholder reserves of $(2.3) million, $(1.5) million and $18.0 million, respectively. We have either a contractual obligation or a consistent historical practice of making allocations of investment gains or losses to certain policyholders and to certain reinsurance arrangements.

A rollforward of deferred sales inducements, included in other assets on the Consolidated Balance Sheet, is as follows:

                                                2005    2004   2003
                                               ------  -----  -----
                                                   (in millions)
                                               --------------------
            Balance at beginning-of-year...... $ 85.5  $45.2  $31.1
              Capitalized.....................   59.5   50.2   19.2
              Amortization....................  (15.6)  (9.5)  (5.1)
              Cumulative effect of accounting
               change.........................     --   (0.4)    --
                                               ------  -----  -----
              Balance at end-of-year.......... $129.4  $85.5  $45.2
                                               ======  =====  =====

Details underlying the income statement caption, "Underwriting, Acquisition, Insurance and Other Expenses," are as follows:

                                         2005      2004      2003
                                       --------  --------  --------
                                               (in millions)
                                       ----------------------------
            Commissions............... $  782.7  $  695.2  $  572.3
            Other volume related
             expenses.................    500.6     435.0     328.4
            Operating and
             administrative expenses..    570.3     585.7     624.4
            Deferred acquisition costs
             net of amortization......   (485.4)   (427.3)   (360.6)
            Other intangibles
             amortization.............     77.3     102.2      90.9
            Taxes, licenses and fees..     82.3      85.4      96.8
            Restructuring charges.....     29.7      18.4      45.5
                                       --------  --------  --------
              Total................... $1,557.5  $1,494.6  $1,397.7
                                       ========  ========  ========

The carrying amount of goodwill by reportable segment as of December 31, is as follows:

                                                2005   2004
                                               ------ ------
                                               (in millions)
                                               -------------
                    Life Insurance Segment.... $855.1 $855.1
                    Lincoln Retirement Segment   64.1   64.1
                                               ------ ------
                      Total................... $919.2 $919.2
                                               ====== ======

The Lincoln National Life Insurance Company

5. Supplemental Financial Data (continued)


For intangible assets subject to amortization, the total gross carrying amount and accumulated amortization in total and for each major intangible asset class by segment are as follows:

                                           As of             As of
                                      December 31, 2005 December 31, 2004
                                      ----------------  ----------------
                                                Accumu-           Accumu-
                                       Gross     lated   Gross     lated
                                      Carrying  Amorti- Carrying  Amorti-
                                       Amount   zation   Amount   zation
                      -               --------  ------- --------  -------
                                                (in millions)
                      -               ---------------------------------
         Amortized Intangible
          Assets:
           Present value of in-force
             Lincoln Retirement
              Segment................ $  225.0  $149.0  $  225.0  $132.4
             Life Insurance
              Segment................  1,254.2   588.4   1,254.2   527.7
                                      --------  ------  --------  ------
         Total....................... $1,479.2  $737.4  $1,479.2  $660.1
                                      ========  ======  ========  ======

Future estimated amortization of other intangible assets is as follows (in millions):

                    2006-$71.7 2007-$66.5       2008-$ 67.6
                    2009-$64.2 2010-$63.1 Thereafter-$408.7

A reconciliation of the present value of insurance business acquired included in other intangible assets is as follows:

                                                     2005     2004
                                                   -------  -------
                                                     (in millions)
                                                   ----------------
           Balance at beginning of year........... $ 819.1  $ 921.8
           Interest accrued on unamortized balance
            (Interest rates range from 5% to
            7%)...................................    43.6     49.9
           Amortization...........................  (120.9)  (152.6)
                                                   -------  -------
               Balance at end-of-year............. $ 741.8  $ 819.1
                                                   =======  =======

Details underlying the balance sheet caption, "Contractholder Funds," are as follows:

                                             2005      2004
                                           --------- ---------
                                              (in millions)
                                           -------------------
                 Premium deposit funds.... $21,754.9 $22,267.3
                 Undistributed earnings on
                  participating business..     111.2     145.3
                 Other....................     746.2     714.0
                                           --------- ---------
                   Total.................. $22,612.3 $23,126.6
                                           ========= =========

Details underlying the balance sheet captions related of short-term debt and long-term debt are as follows:

                                                   2005     2004
                                                 -------- --------
                                                   (in millions)
                                                 -----------------
             Short-term debt.................... $   33.9 $   32.1
                                                 ======== ========
             Long-term debt:
             Surplus notes due Lincoln National
              Corporation:
                 6.56% surplus note, due 2028... $  500.0 $  500.0
                 6.03% surplus note, due 2028...    750.0    750.0
                                                 -------- --------
             Total Surplus Notes................  1,250.0  1,250.0
             Mortgage loans on investment real
              estate............................       --     47.2
                                                 -------- --------
               Total long-term debt............. $1,250.0 $1,297.2
                                                 ======== ========

The short-term debt represents short-term notes payable to LNC.

We issued a surplus note of $500 million to LNC in 1998. This note calls for us to pay the principal amount of the notes on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note. Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds $2.3 billion, and subject to approval by the Indiana Insurance Commissioner.

We issued a surplus note for $750 million to LNC in December 1998. This note calls for us to pay the principal amount of the notes on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note. Any payment of interest or repayment of principal may be paid only out of our statutory earnings, only if our statutory capital surplus exceeds $2.4 billion, and subject to approval by the Indiana Insurance Commissioner.

Cash paid for interest on both the short-term debt and the surplus notes for 2005 was $59.4 million, $78.8 million and $79.3 million for 2005, 2004 and 2003, respectively.

The Lincoln National Life Insurance Company

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------
6. Insurance Benefit Reserves


We issue variable contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder (traditional variable annuities). We also issue variable annuity and life contracts through separate accounts that include various types of GMDB, GMWB and GIB. The GMDB features include those where we contractually guarantee to the contract holder either (a) return of no less than total deposits made to the contract less any partial withdrawals,
(b) total deposits made to the contract less any partial withdrawals plus a minimum return, or (c) the highest contract value on a specified anniversary date minus any partial withdrawals following the contract anniversary.

The following table provides information on the GMDB features outstanding at December 31, 2005 and 2004. (Note that our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) The net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

                                                        2005         2004
                                                        -----        -----
                                                       In Event of Death
                                                       ----------------
                                                       (dollars in billions)
                                                       ----------------
           Return of net deposit
             Account value............................ $31.9        $28.4
             Net amount at risk.......................   0.1          0.2
             Average attained age of
              contractholders.........................    53           52
           Return of net deposits plus a minimum
            return
             Account value............................ $ 0.3        $ 0.3
             Net amount at risk.......................    --           --
             Average attained age of
              contractholders.........................    66           65
             Guaranteed minimum return................     5%           5%
           Highest specified anniversary account value
            minus withdrawals post anniversary
             Account value............................ $18.8        $15.6
             Net amount at risk.......................   0.3          0.6
             Average attained age of
              contractholders.........................    63           62

Approximately $8.2 billion and $4.2 billion of separate account values at December 31, 2005 and 2004 were attributable to variable annuities with a GMWB feature. This GMWB feature offers the contractholder a guarantee equal to the initial deposit adjusted for any subsequent purchase payments or withdrawals. There are one-year and five-year step-up options, which allow the contractholder to step up the guarantee. GMWB features are considered to be derivatives under SFAS 133 resulting in the related liabilities being recognized at fair value, with changes in fair value being reported in net income.

At December 31, 2005, we had approximately $1.6 billion of separate account values that were attributable to variable annuities with a GIB feature. All of the outstanding contracts with a GIB feature are still in the accumulation phase.

Separate account balances attributable to variable annuity contracts with guarantees are as follows:

                                                        2005   2004
                                                       -----  -----
                                                       (in billions)
                                                       ------------
            Asset Type
              Domestic equity......................... $32.2  $27.6
              International equity....................   4.2    3.2
              Bonds...................................   5.1    4.2
                                                       -----  -----
                Total.................................  41.5   35.0
              Money market............................   4.0    3.3
                                                       -----  -----
                Total................................. $45.5  $38.3
                                                       =====  =====
            Percent of total variable annuity separate
             account values...........................    96%    95%
                                                       =====  =====

The determination of the GMDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.

The following summarizes the liabilities (asset) for guarantees on variable contracts reflected in the general account:

                                                          GMDB
                                                      2005    2004
                                                     ------  ------
                                                      (in millions)
                                                     --------------
           Total:
             Balance at January 1................... $ 18.2  $ 46.4
             Cumulative effect of implementation of
              SOP 03-1..............................     --    (9.7)
             Changes in reserves....................    9.4    (2.1)
             Benefits paid..........................  (12.8)  (16.4)
                                                     ------  ------
             Balance at December 31................. $ 14.8  $ 18.2
                                                     ======  ======
           Ceded:
             Balance at January 1................... $(18.0) $ (3.5)
             Cumulative effect of implementation of
              SOP 03-1..............................     --     1.7
             Changes in reserves....................   (9.0)  (23.2)
             Benefits paid..........................   12.6     7.0
                                                     ------  ------
             Balance at December 31................. $(14.4) $(18.0)
                                                     ======  ======
           Net:
             Balance at January 1                    $  0.2  $ 42.9
             Cumulative effect of implementation of
              SOP 03-1..............................     --    (8.0)
             Changes in reserves....................    0.4   (25.3)
             Benefits paid..........................   (0.2)   (9.4)
                                                     ------  ------
             Balance at December 31................. $  0.4  $  0.2
                                                     ======  ======

The Lincoln National Life Insurance Company

6. Insurance Benefit Reserves (continued)


The offset to the benefit reserve amounts above are reflected in benefits in the Consolidated Statements of Income. Effective July 1, 2003, we entered into an Automatic Indemnity Reinsurance Agreement with Lincoln National Reinsurance Company (Barbados) Limited ("LNR Barbados"), a wholly-owned subsidiary of LNC. Under this agreement, we ceded a portion of our GMDB and all of our GMWB risks to LNR Barbados. The treaty was amended in 2004 to cede substantially all GMDB risk to LNR Barbados. At the time of the amendment, we transferred our existing remaining GMDB reserves ($36 million) to LNR Barbados. In addition to the reserve transfer, we paid premiums to LNR Barbados totaling $109.4 million and $54.3 million in 2005 and 2004, respectively, related to this agreement. These reinsurance premiums are reflected as an offset in insurance premiums in the Consolidated Statements of Income.

Also included in benefits are the results of the hedging program, which included losses of $2.9 million and $19.3 million for GMDB in 2005 and 2004, respectively. We implemented a hedging strategy designed to mitigate the income statement volatility caused by changes in the equity markets, interest rates, and volatility associated with GMWB and the various GMDB features. The hedging strategy is designed such that changes in the value of the hedge contracts move in the opposite direction of changes in the value of the embedded derivative of the GMWB or changes in the reserve for GMDB contracts subject to the hedging strategy. While we actively manage our hedge positions, these hedge positions may not be totally effective to offset changes in the embedded derivative due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, policyholder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments, or our ability to purchase hedging instruments at prices consistent with its desired risk and return trade-off.

--------------------------------------------------------------------------------
7. Benefit Plans


Pension and Other Post-retirement Benefit Plans -- U.S.

LNC maintains funded defined benefit pension plans for most of its U.S. employees (including those of LNL), and prior to January 1, 1995, most full-time agents (including those of LNL). Effective January 1, 2002, the employees' pension plan has a cash balance formula. Employees retiring before 2012 will have their benefits calculated under both the old and new formulas and will receive the greater of the two calculations. Employees retiring in 2012 or after will receive benefits under the amended plan. Benefits under the old employees' plan are based on total years of service and the highest 60 months of compensations during the last 10 years of employment. Under the amended plan, employees have guaranteed account balances that grow with pay and interest credits each year. All benefits applicable to the defined benefit plan for agents were frozen as of December 31, 1994. The plans are funded by contributions to tax-exempt trusts. The funding policy is consistent with the funding requirements of Federal law and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future.

LNC sponsors three types of unfunded, nonqualified, defined benefit plans for certain U.S. employees and agents (including those of LNL): supplemental retirement plans, a salary continuation plan, and supplemental executive retirement plans.

The supplemental retirement plans provide defined benefit pension benefits in excess of limits imposed by Federal tax law.

The salary continuation plan provides certain of our officers defined pension benefits based on years of service and final monthly salary upon death or retirement.

The supplemental executive retirement plan provides defined pension benefits for certain executives who became our employees as a result of the acquisition of a block of individual life insurance and annuity business, and benefits under this plan were frozen effective January 1, 2000. A second supplemental executive retirement plan was established for this same group of executives to guarantee that the total benefit payable under the LNC employees' defined benefit pension plan benefit formula will be determined using an average compensation not less than the minimum three-year average compensation as of a certain period. All benefits payable from this plan are reduced by benefits payable from the LNC employees' defined benefit pension plan.

LNC also sponsors unfunded plans that provide post-retirement medical, dental and life insurance benefits to full-time U.S. employees and agents who, depending on the plan, have worked for LNC 10 years and attained age 55 for employees and 60 for agents (including those of LNL). Medical and dental benefits are also available to spouses and other dependents of employees and agents. For medical and dental benefits, limited contributions are required from individuals who retired prior to November 1, 1988. Contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retirement. Effective April 1, 2004, the employees' post-retirement plan was changed such that employees and agents not attaining age 50 by that date will not be eligible to receive life insurance benefits when they retire. Life insurance benefits for retirees are noncontributory for employees and agents that attain the age of 50 by April 1, 2004 and meet the eligibility requirements at the time they retire; however, these participants can elect supplemental contributory life benefits up to age
70. Effective July 1, 1999, the agents' post-retirement plan was changed to require agents retiring on or after that date to pay the full medical and dental premium costs. Beginning January 1, 2002, the employees' post-retirement plan was changed to require employees not yet age 50 with five years of

The Lincoln National Life Insurance Company

7. Benefit Plans (continued)

service by the end of 2001 to pay the full medical and dental premium cost when they retire.

The Medicare Act became law in 2003. Beginning in 2006, the Medicare Act provides various alternatives that could result in an offset to some portion of the costs of prescription drug benefits provided to retirees. In January 2004, the staff of the FASB issued Financial Staff Position No. FAS 106-1, which permits a sponsor of a post-retirement health care plan that provides retiree prescription drug benefits to make a one-time election to defer accounting for the effects of the Medicare Act. We elected to defer accounting for the effects of the Medicare Act. Accordingly, the measures of accumulated post-retirement benefit obligation and periodic post-retirement benefit cost in LNC's 2003 financial statements do not reflect the effects of the Medicare Act.

In May 2004, the staff of the FASB issued FSP 106-2, which requires sponsors of a post-retirement health care plan that provides retiree prescription drug benefits to reflect the provisions of the Medicare Act in determining post-retirement benefit cost for the first annual or interim period starting after June 15, 2004. We completed our analysis and incorporated the provisions of the Medicare Act in determining other post-retirement benefit costs and the accumulated post-retirement benefit obligation in 2004. The implementation did not have a material effect on our results of operations.

Obligations, Funded Status and Assumptions

Information with respect to LNC's defined benefit plan asset activity and defined benefit plan obligations as it relates to our employees is as follows:

                                                  Pension Benefits Other Post-Retirement Benefits
                                                  --------------   -----------------------------
                                                   2005     2004    2005            2004
                                                  ------   ------      ------         ------
                                                           (in millions)
                                                  ---------------------------------------------
Change in plan assets:
  Fair value of plan assets at beginning-of-year. $479.5   $436.9  $   --          $   --
  Transfers of assets............................   (0.3)     1.2      --              --
  Actual return on plan assets...................   30.4     46.8      --              --
  Company contributions..........................   16.9     32.7     8.0             6.5
  Administrative expenses........................   (2.1)    (2.0)     --              --
  Benefits paid..................................  (40.4)   (36.1)   (8.0)           (6.5)
                                                  ------   ------      ------         ------
    Fair value of plan assets at end-of-year..... $484.0   $479.5  $   --          $   --
                                                  ======   ======      ======         ======
Change in benefit obligation:
  Benefit obligation at beginning-of-year........ $492.9   $449.9  $ 82.9          $ 79.1
  Transfers of benefit obligations...............   (0.6)     1.2      --              --
  Medicare Part D Subsidy........................     --       --      --            (5.1)
  Service cost...................................   17.2     16.7     1.7             1.7
  Interest cost..................................   28.8     28.5     4.8             4.6
  Plan participants' contributions...............     --       --     2.6             1.4
  Special termination benefits...................     --      0.1      --              --
  Actuarial losses...............................   24.6     32.6     6.9             7.7
  Benefits paid..................................  (40.4)   (36.1)   (8.0)           (6.5)
                                                  ------   ------      ------         ------
    Benefit obligation at end-of-year............ $522.5   $492.9  $ 90.9          $ 82.9
                                                  ======   ======      ======         ======
  Underfunded status of the plans................ $(38.5)  $(13.4) $(90.9)         $(82.9)
  Unrecognized net actuarial (gains) losses......   92.3     60.3     7.9             1.5
  Unrecognized prior negative service cost.......  (13.0)   (14.9)     --              --
                                                  ------   ------      ------         ------
    Prepaid (accrued) benefit cost............... $ 40.8   $ 32.0  $(83.0)         $(81.4)
                                                  ======   ======      ======         ======
Weighted-average assumptions as of December 31:
  Weighted-average discount rate.................   5.75%    6.00%   5.75%           6.00%
  Expected return on plan assets.................   8.25%    8.25%     --              --
Rate of increase in compensation:
  Salary continuation plan.......................   4.00%    4.00%     --              --
  All other plans................................   4.00%    4.00%   4.00%           4.00%

We use December 31 as the measurement date for our pension and post-retirement plans.

The expected return on plan assets was determined based on historical and expected future returns of the various asset classes, using the target plan allocations. This assumption is reevaluated at an interim date each plan year. The calculation of the accumulated post-retirement benefits obligation assumes a weighted-average annual rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) of 13.0% for 2005. It further assumes the rate will gradually

The Lincoln National Life Insurance Company

7. Benefit Plans (continued)

decrease to 5.0% by 2016 and remain at that level in future periods. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point each year would increase the accumulated post-retirement benefits obligation as of December 31, 2005 and 2004 by $6.8 million and $5.6 million, respectively. The aggregate of the estimated service and interest cost components of net periodic post-retirement benefits cost for the year ended December 31, 2005 and 2004 would increase by $0.4 million and $0.5 million, respectively.

Information for pension plans with accumulated benefit obligations in excess of plan assets is as follows:

                                                 2005    2004
                                                 -----  ------
                                                 (in millions)
                                                 ------------
                  Accumulated benefit obligation $52.9  $135.5
                  Projected benefit obligation..  53.9   136.3
                  Fair value of plan assets.....    --    81.8

                                                          2005   2004
                                                          ----   -----
                                                          (in millions)
                                                          -------------
            Increase (decrease) in minimum pension
             liability adjustment included in other
             comprehensive income (after-tax)............ $7.1   $ 3.7

                                                          2005   2004
                                                          ----   -----
                                                          (in millions)
                                                          -------------
            Minimum pension liability adjustment included
             in accumulated other comprehensive income
             (after-tax)................................. $5.9   $13.0

Components of Net Periodic Pension Cost

The components of net defined benefit pension plan and post-retirement benefit plan expense are as follows:

                                           Pension Benefits     Other Postretirement Benefits
                                        ----------------------  ----------------------------
                                         2005    2004    2003   2005      2004       2003
                                        ------  ------  ------  ----       -----     -----
                                                      (in millions)
                                        ----------------------------------------------------
Service cost........................... $ 17.6  $ 17.2  $ 19.4  $1.7     $ 1.7      $ 1.4
Interest cost..........................   28.8    28.5    27.2   4.8       4.6        5.0
Expected return on plan assets.........  (37.9)  (35.2)  (27.7)   --        --         --
Amortization of prior service cost.....   (1.9)   (2.2)   (2.2)   --        --         --
Recognized net actuarial (gains) losses    1.7     0.7     5.7   0.6      (0.8)      (0.2)
                                        ------  ------  ------    ----     -----     -----
Net periodic benefit expense........... $  8.3  $  9.0  $ 22.4  $7.1     $ 5.5      $ 6.2
                                        ======  ======  ======    ====     =====     =====

We maintain a defined contribution plan for our U.S. insurance agents. Contributions to this plan are based on a percentage of the agents' annual compensation as defined in the plan. Effective January 1, 1998, we assumed the liabilities for a non-contributory defined contribution plan covering certain highly compensated former CIGNA agents and employees. Contributions for this plan are made annually based upon varying percentages of annual eligible earnings as defined in the plan. Contributions to this plan are in lieu of any contributions to the qualified agent defined contribution plan. Effective January 1, 2000, this plan was expanded to include certain of our highly compensated agents. The combined pre-tax expenses for these plans amounted to $3.2 million, $3.0 million, and $3.7 million in 2005, 2004 and 2003, respectively. These expenses reflect both our contribution as well as changes in the measurement of our liabilities under these plans.

Plan Assets

Defined benefit pension plan assets allocations at December 31, 2005 and 2004, by asset category are as follows:

                                                2005 2004
                                                ---- ----
                      Asset Category
                      Equity securities........  64%  64%
                      Fixed income securities..  34%  32%
                      Real estate..............   1%   1%
                      Cash and cash equivalents   1%   3%
                                                ---- ----
                        Total.................. 100% 100%
                                                ==== ====

The primary investment objective of the defined benefit pension plan is for capital appreciation and income growth, with an emphasis on avoiding undue risk. A secondary objective is for current income. Investments can be made using the following asset classes: both domestic and international equity and fixed income securities, real estate, guaranteed products, venture capital, oil and gas and other asset classes the investment managers deem prudent. A five-year time horizon is utilized, as there are inevitably short-run fluctuations, which will cause variations in investment performance.

The Lincoln National Life Insurance Company

7. Benefit Plans (continued)

Each managed fund is expected to rank in the upper 50% of similar funds over the three and/or five year periods. Managers not meeting criteria will be subject to additional due diligence review and possible termination. The following short-term ranges have been established for weightings in the various asset categories:

                                                     Weighting Range
                                                     ---------------
              Asset Category
                Cash................................          0-20%
                Guaranteed Products.................          0-20%
                Fixed Income........................         20-80%
                  Long-term......................... 0-10%
                  High-Yield........................ 0-10%
                  International/Emerging Markets*... 0-10%
                Real Estate.........................          0-20%
                Equities............................         20-80%
                  Small-cap......................... 0-20%
                  International*.................... 0-20%
                  Emerging Markets*................. 0-10%
                Other...............................          0-20%
                Total International**...............          0-25%

--------
The total of domestic cash, domestic fixed income, and domestic equities shall not be less than 50%.
 * Currency exposure can be hedged up to 100%
** International/Emerging Markets-Fixed Income and Equities

Within the broad ranges provided above, current target asset weightings are as follows: 64% equities, 35% fixed income, including real estate, and 1% cash. The performance of the plan and the managed funds are monitored on a quarterly basis relative to the plan's objectives. The performance of the managed fund is measured against the following indices: S&P 500, EAFE, Russell 2000, NAREIT, Lehman US Universal and Salomon (Citigroup) 90-day T-Bill. The investment policy is reviewed on an annual basis.

The plan assets are principally managed by LNC's Investment Management segment.

Plan Cash Flows

LNC expects to contribute between $0 and $19 million to the defined benefit pension plans in 2006. In addition, we expect to fund approximately the following amounts for benefit payments for unfunded non-qualified U.S. defined benefit plans:

                                   Post Retirement Plans
                   -----------------------------------------------------
                                      Reflecting          Not Reflecting
                   Non-Qualified U.S.  Medicare  Medicare    Medicare
                    Defined Benefit     Part D    Part D      Part D
                      Pension Plan     Subsidy   Subsidy     Subsidy
                   ------------------ ---------- -------- --------------
                                       (in millions)
                   -----------------------------------------------------
        Year
        2006......       $ 4.2          $ 5.9     $(0.5)      $ 6.4
        2007......         4.9            5.4      (0.5)        5.9
        2008......         5.6            5.6      (0.5)        6.1
        2009......         5.7            5.8      (0.5)        6.3
        2010......         4.8            6.0      (0.6)        6.6
        Thereafter        35.2           31.5      (3.9)       35.4

401(k).
LNC sponsors contributory defined contribution plans (401(k) plans) for eligible U.S. employees and agents (including those of LNL). Our contributions to the 401(k) plans for our employees and agents are equal to a participant's pre-tax contribution, not to exceed 6% of base pay, multiplied by a percentage, ranging from 50% to 150%, which varies according to certain incentive criteria as determined by LNC's Board of Directors. Our expense for the 401(k) plan amounted to $25.2 million, $25.2 million, and $22.9 million in 2005, 2004 and 2003, respectively.

Deferred Compensation Plans.
LNC sponsors contributory deferred compensation plans for certain U.S. employees and agents including those of LNL who meet the established plan criteria. Plan participants may elect to defer payment of a portion of their compensation, as defined by the plans. At this point, these plans are not funded. Plan participants may select from a variety of alternative measures for purposes of calculating the investment return considered attributable to their deferral. Under the terms of these plans, we agree to pay out amounts based upon the alternative measure selected by the participant. Plan participants who are

The Lincoln National Life Insurance Company

7. Benefit Plans (continued)

also participants in a LNC 401(k) plan and who have reached the contribution limit for that plan may also elect to defer the additional amounts into the deferred compensation plan. We make matching contributions to these plans for its participants based upon amounts placed into the deferred compensation plans by individuals who have reached the contribution limit under the 401(k) plan. The amount of our contribution is calculated in a manner similar to the employer match calculation described in the 401(k) plans section above. Expense for these plans amounted to $11.3 million, $6.8 million, and $17.0 million in 2005, 2004 and 2003, respectively. These expenses reflect both our employer matching contributions of $3.1 million, $2.1 million and $2.4 million, as well as changes in the measurement of our liabilities net of LNC's total return swap under these plans of $8.2 million, $4.7 million and $14.6 million for 2005, 2004 and 2003, respectively.

Our total liabilities associated with these plans were $138.4 million and $126.1 million at December 31, 2005 and 2004, respectively.

Stock-Based Incentive Compensation Plans.
LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries (including employees, agents and directors of LNL) that provide for the issuance of stock options, stock incentive awards, stock appreciation rights, and restricted stock awards. Prior to 2003, these plans were comprised primarily of stock option incentive plans.

Effective January 1, 2003, LNC's stock-based employee compensation plan was revised to provide for performance vesting, and to provide for awards that may be paid out in a combination of stock options, performance shares of LNC stock and cash. This plan replaced the LNC stock option plan. Awards under this plan for 2005 consisted of 23,791 10-year LNC stock options, 247,487 performance share units that could result in the issuance of LNC shares, and cash awards. As of December 31, 2005, 158,261 stock options and 826,919 performance share units of these awards were outstanding. The performance measures that must be met for vesting to occur are established at the beginning of the three-year performance period. Certain participants in the plan will select from seven different combinations of stock options, performance shares and or cash in determining the form of their award. Other participants will have their award paid in performance shares.

Our total compensation expense under LNC's incentive plans involving performance vesting for 2005 was $0.5 million relating to stock options, $14.2 million relating to performance shares, and $0.9 million relating to cash awards. Our total compensation expense under LNC's incentive plans involving performance vesting for 2004 was $0.6 million relating to stock options, $11.2 million relating to performance shares, and $0.7 million relating to cash awards. The amount of stock option expense for the performance vesting awards is included in our total stock option expense discussed below. All expense calculations for performance vesting stock options, performance shares, and performance vesting cash awards that were granted in 2005 and 2004 have been based upon the current assumption that the actual performance achievement over the three-year performance measurement period will result in target levels of long-term incentive compensation payouts. As the three-year performance period progresses, LNC will continue to refine its estimate of the expense associated with these awards so that by the end of the three-year performance period, our cumulative expense will reflect the actual level of awards that vest.

Stock options awarded under the stock option incentive plans in effect prior to 2003 were granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire 10 years from the date of grant. Such options are transferable only upon death. Options become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%. The reload feature is not available for options granted after 2002.

Information with respect to stock options granted to our employees and agents that were outstanding at December 31, 2005 is as follows:

                   Options Outstanding                            Options Exercisable
----------------------------------------------------------  -------------------------------
             Number     Weighted-Average                        Number
Range of Outstanding at    Remaining                        Exercisable at
Exercise  December 31,  Contractual Life Weighted-Average    December 31,  Weighted-Average
 Prices       2005          (Years)       Exercise Price         2005       Exercise Price
----------------------------------------------------------  -------------------------------
$21-$30      413,489          4.57            $25.39            294,419         $25.51
 31- 40      348,906          2.78             38.23            341,912          38.32
 41- 50    1,436,147          4.01             44.65          1,300,614          44.32
 51- 60    1,760,345          4.55             51.37          1,603,733          51.30
-------    ---------                                          ---------
$21-$60    3,958,887                                          3,540,678
=======    =========                                          =========

The Lincoln National Life Insurance Company

7. Benefit Plans (continued)


The option price assumptions used for grants to our employees and agents were as follows:

                                                      2005   2004   2003
                                                     -----  -----  -----
      Dividend yield................................   3.0%   3.0%   5.0%
      Expected volatility...........................  26.5%  28.7%  39.8%
      Risk-free interest rate.......................   4.2%   2.7%   2.2%
      Expected life (in years)......................   4.0    3.6    3.6
      Weighted-average fair value per option granted $9.80  $8.61  $5.55

Information with respect to the incentive plans involving stock options granted to our employees and agents is as follows:

                                        Options Outstanding      Options Exercisable
                                     ------------------------- ------------------------
                                                  Weighted-                Weighted-
                                                   Average                  Average
                                       Shares   Exercise Price  Shares   Exercise Price
                                     ---------  -------------- --------- --------------
  Balance at January 1, 2003........ 6,638,671      $41.39     4,035,327     $40.00
Granted-original....................   288,165       25.54
Granted-reloads.....................    13,696       35.28
Exercised (includes shares tendered)  (332,769)      24.22
Forfeited...........................  (540,328)      41.21
                                     ---------
  Balance at December 31, 2003...... 6,067,435      $41.57     4,681,490     $41.49
Granted-original....................    35,796       47.55
Granted-reloads.....................    43,681       45.54
Exercised (includes shares tendered)  (883,042)      46.97
Forfeited...........................  (306,745)      48.07
                                     ---------
  Balance at December 31, 2004...... 4,957,125      $43.39     4,234,305     $43.27
Granted-original....................    23,791       46.77
Granted-reloads.....................    65,033       49.77
Exercised (includes shares tendered)  (951,294)      36.22
Forfeited...........................  (135,768)      48.07
                                     ---------
  Balance at December 31, 2005...... 3,958,887      $45.06     3,540,678     $45.34
                                     =========

Total compensation expense for incentive plans involving stock options granted to our employees and agents, for 2005, 2004, and 2003 was $4.0 million, $6.8 million, and $13.9 million, respectively.

Stock Appreciation Rights Incentive Plan.
LNC has in place a stock appreciation right ("SAR") incentive program for our agents that do not meet the stringent definition of a common law employee. The SARs under this program are rights on LNC stock that are cash settled and become exercisable in 25% increments over the four year period following the SAR grant date. SARs are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire five years from the date of grant. Such SARs are transferable only upon death.

We recognize compensation expense for the SAR program based on the fair value method using an option-pricing model. Compensation expense and the related liability are recognized on a straight-line basis over the vesting period of the SARs. The SAR liability is marked-to-market through net income. This accounting treatment causes volatility in net income as a result of changes in the market value of LNC stock. We hedge this volatility by purchasing call options on LNC stock. Call options hedging vested SARs are also marked-to-market through net income. Total compensation expense recognized for the SAR program for 2005, 2004 and 2003 was $4.5 million, $6.2 million and $6.8 million, respectively. The mark-to-market gain recognized through net income on the call options on LNC stock for 2005, 2004 and 2003 was $2.8 million, $2.4 million and $.3 million, respectively. The SAR liability at December 31, 2005 and 2004 was $8.5 million and $9.4 million, respectively.

The Lincoln National Life Insurance Company

7. Benefit Plans (continued)


Information with respect to the LNC SARs incentive plan outstanding for our agents at December 31, 2005 is as follows:

                    SARs Outstanding                               SARs Exercisable
----------------------------------------------------------  -------------------------------
             Number     Weighted-Average                        Number
Range of Outstanding at    Remaining                        Exercisable at
Exercise  December 31,  Contractual Life Weighted-Average    December 31,  Weighted-Average
 Prices       2005          (Years)       Exercise Price         2005       Exercise Price
----------------------------------------------------------  -------------------------------
$20-$30      171,863          2.20            $25.11            54,014          $25.11
 31- 40        4,414          2.41             33.31             1,105           33.31
 41- 50      621,325          2.49             45.87           263,848           44.28
 51- 60      289,675          1.20             52.10           216,054           52.10
-------    ---------                                           -------
$20-$60    1,087,277                                           535,021
=======    =========                                           =======

The option price assumptions used for grants to our agents under the LNC SAR plan were as follows:

                                                     2005   2004   2003
                                                    -----  -----  -----
        Dividend yield.............................   3.3%   3.0%   4.6%
        Expected volatility........................  24.0%  25.0%  35.0%
        Risk-free interest rate....................   4.8%   3.1%   3.3%
        Expected life (in years)...................   5.0    5.0    5.0
        Weighted-average fair value per SAR granted $9.06  $8.98  $9.05

Information with respect to the LNC incentive plan involving SARs granted to our agents is as follows:

                                         SARs Outstanding         SARs Exercisable
                                     ------------------------- ----------------------
                                                  Weighted-              Weighted-
                                                   Average                Average
                                       Shares   Exercise Price Shares  Exercise Price
                                     ---------  -------------- ------- --------------
  Balance at January 1, 2003........ 1,382,248      $39.20     301,108     $32.06
Granted-original....................   326,650       25.28
Exercised (includes shares tendered)   (63,224)      24.72
Forfeited...........................   (46,150)      39.57
                                     ---------
  Balance at December 31, 2003...... 1,599,524      $36.92     597,892     $36.45
                                     ---------
Granted-original....................   190,250       47.58
Exercised (includes shares tendered)  (344,588)      28.32
Forfeited...........................  (153,686)      35.83
                                     ---------
  Balance at December 31, 2004...... 1,291,500      $40.90     629,991     $40.34
                                     ---------
Granted-original....................   230,600       46.73
Exercised (includes shares tendered)  (371,839)      34.14
Forfeited...........................   (62,984)      44.56
                                     ---------
  Balance at December 31, 2005...... 1,087,277      $44.20     535,021     $45.48
                                     =========

In addition to the stock-based incentives discussed above, LNC has awarded restricted shares of LNC stock, generally subject to a three-year vesting period, to our employees. Information with respect to LNC Restricted stock (non-vested stock) awarded to our employees from 2003 through 2005 was as follows:

                                                      2005    2004    2003
                                                     ------- ------- -------
   Restricted stock (number of shares)..............  71,725  68,730  10,910
   Weighted-average price per share at time of grant $ 45.75 $ 47.46 $ 31.41

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
8. Restrictions, Commitments and Contingencies


Statutory Information and Restrictions

Net income as determined in accordance with statutory accounting practices for us was $544 million, $310 million and $267 million for 2005, 2004 and 2003, respectively.

Statutory surplus as determined in accordance with statutory accounting practices for us was $3.2 billion and $3.0 billion for December 31, 2005 and 2004, respectively.

The state of Indiana has adopted certain prescribed accounting practices that differ from those found in NAIC statutory accounting practices and affect our reported statutory surplus. We utilize the Indiana universal life method to calculate reserves for universal life, which increased statutory surplus by $210 million and $272 million at December 31, 2005 and 2004, respectively. We also use a permitted valuation interest rate on certain annuities, which decreased statutory surplus by $15 million at both December 31, 2005 and 2004.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to the holding company. Under Indiana laws and regulations, we may pay dividends to LNC only from unassigned surplus, without prior approval of the Indiana Insurance Commissioner (the "Commissioner"), or must receive prior approval of the Commissioner to pay a dividend if such dividend, along with all other dividends paid within the preceding twelve consecutive months, would exceed the statutory limitation. The current statutory limitation is the greater of (i) 10% of the insurer's policyholders' surplus, as shown on its last annual statement on file with the Commissioner or (ii) the insurer's statutory net gain from operations for the previous twelve months, but in no event to exceed statutory unassigned surplus. Indiana law gives Commissioner broad discretion to disapprove requests for dividends in excess of these limits.

We paid dividends of $200 million and $150 million to LNC during 2005 and 2004, respectively, which did not require prior approval of the Commissioner. Based upon anticipated on-going positive statutory earnings and favorable credit markets, we expect that we could pay dividends of $468 million in 2006 without prior approval from the Commissioner. We paid dividends of $200 million to LNC during 2003. Dividends that we paid in 2003 were subject to prior approval from the Commissioner because we had negative statutory earned surplus as of December 31, 2002.

LNL is recognized as an accredited reinsurer in the state of New York, which effectively enables it to conduct reinsurance business with unrelated insurance companies that are domiciled within the state of New York. As a result, in addition to regulatory restrictions imposed by the state of Indiana, LNL is also subject to the regulatory requirements that the state of New York imposes upon authorized insurers. These include reserve requirements, which differ from Indiana's requirements.

The New York regulations require us to report more reserves to the state of New York. As a result, the level of statutory surplus that we report to New York is less than the statutory surplus reported to Indiana and the National Association of Insurance Commissioners. If New York requires us to maintain a higher level of capital to remain an accredited reinsurer in New York, our ability to pay dividends could be constrained. However, we do not expect that our ability to pay dividends during 2006 will be constrained as a result of our status in New York.

Reinsurance Contingencies

In 2001, Swiss Re acquired our reinsurance operation and personal accident business through indemnity reinsurance transactions. We recorded the gain related to the indemnity reinsurance transactions on the business sold to Swiss Re as deferred gain in the liability section of our Consolidated Balance Sheet in accordance with the requirements of SFAS No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" ("SFAS 113"). The deferred gain is being amortized into income at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years. During 2005, 2004 and 2003 we amortized $49.7 after-tax ($76.4 million pre-tax), $56.8 million after-tax ($87.4 million pre-tax) and $48.3 million after-tax ($74.2 million pre-tax) respectively, of deferred gain on the sale of the reinsurance operation.

As a result of developments and information received in the third quarter of 2003 relating to personal accident matters, we increased reserves on this exited business by $20.9 million after-tax ($32.1 million pre-tax) with a corresponding increase in reinsurance recoverable from Swiss Re and in the deferred gain.

Because of ongoing uncertainty related to personal accident business, the reserves related to these exited business lines carried on our balance sheet at December 31, 2005 may ultimately prove to be either excessive or deficient. For instance, in the event that future developments indicate that these reserves should be increased, under SFAS 113 we would record a current period non-cash charge to record the increase in reserves. Because Swiss Re is responsible for paying the underlying claims to the ceding companies, we would record a corresponding increase in reinsurance recoverable from Swiss Re. However, SFAS 113 does not permit us to take the full benefit in earnings for the recording of the increase in the reinsurance recoverable in the period of the change. Rather, we would increase the deferred gain recognized upon the closing of the indemnity reinsurance transaction with Swiss Re and would report a cumulative amortization "catch-up" adjustment to the deferred gain balance as increased earnings recognized in the period of change. Any amount of additional increase to the deferred gain above the cumulative amortization "catch-up" adjustment must continue to be deferred and will be amortized into income in future periods over the remaining period of expected run-off of the underlying business. We would transfer no cash to Swiss Re as a result of these developments.

The Lincoln National Life Insurance Company

8. Restrictions, Commitments and Contingencies (continued)


Accordingly, even though we have no continuing underwriting risk, and no cash would be transferred to Swiss Re, in the event that future developments indicate our December 31, 2005 personal accident reserves are deficient or redundant, SFAS 113 requires us to adjust earnings in the period of change, with only a partial offset to earnings for the cumulative deferred gain amortization adjustment in the period of change. The remaining amount of increased gain would be amortized into earnings over the remaining run-off period of the underlying business.

Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers. We obtain reinsurance from a diverse group of reinsurers and monitor concentration as well as financial strength ratings of our principal reinsurers. Our principal reinsurers are strongly rated companies, with Swiss Re representing the largest exposure. We sold our reinsurance business to Swiss Re primarily through indemnity reinsurance arrangements in 2001. Because we are not relieved of our liability to the ceding companies for this business, the liabilities and obligations associated with the reinsured contracts remain on our Consolidated Balance Sheets with a corresponding reinsurance receivable from Swiss Re, which totaled $3.9 billion at December 31, 2005, and is included in amounts recoverable from reinsurers. Swiss Re has funded a trust, with a balance of $1.7 billion at December 31, 2005, to support this business. In addition to various remedies that we would have in the event of a default by Swiss Re, we continue to hold assets in support of certain of the transferred reserves. These assets consist of those reported as trading securities and certain mortgage loans. Our funds withheld and embedded derivative liabilities at December 31, 2005 included $1.7 billion and $0.2 billion, respectively, related to the business reinsured by Swiss Re.

Marketing and Compliance Issues

There continues to be a significant amount of federal and state regulatory activity in the industry relating to numerous issues including, but not limited to, market timing and late trading of mutual fund and variable insurance products and broker-dealer access arrangements. Like others in the industry, we have received inquiries including requests for information and/or subpoenas from various authorities including the SEC, NASD, and the New York Attorney General. We are in the process of responding to, and in some cases have settled or are in the process of settling, these inquiries and continue to cooperate fully with such authorities.

Regulators also continue to focus on replacement and exchange issues. Under certain circumstances companies have been held responsible for replacing existing policies with policies that were less advantageous to the policyholder. We continue to monitor compliance procedures to minimize any potential liability. Due to the uncertainty surrounding all of these matters, it is not possible to provide a meaningful estimate of the range of potential outcomes; however it is management's opinion that future developments will not materially affect our consolidated financial position.

Leases

We lease our Fort Wayne, Indiana home office properties through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide us with the right of the first refusal to purchase the properties during the terms of the lease, including renewal periods, at a price defined in the agreements. We also have the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease period ending in 2009 or the last day of any of the renewal periods.

Total rental expense on operating leases in 2005, 2004 and 2003 was $54.8 million, $54.7 million and $55.7 million, respectively. Future minimum rental commitments are as follows (in millions):

                     2006-$55.2 2008-$56.0       2010-$39.0
                     2007-$61.2 2009-$48.2 Thereafter-$15.2

Information Technology Commitment

In February 1998, we signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. In February 2004, we renegotiated and extended the contract through February 2010. Annual costs are dependent on usage but are expected to range from $45 million to $50 million.

Insurance Ceded and Assumed

Our insurance companies cede insurance to other companies. The portion of risks exceeding each company's retention limit is reinsured with other insurers. We seek reinsurance coverage within the businesses that sell life insurance to limit its liabilities. We reinsure approximately 85% to 90% of the mortality risk on fully underwritten newly issued life insurance contracts. Our current policy is to retain no more than $5.0 million on a single insured life issued on fixed and variable universal life insurance contracts. Additionally, the retention per single insured life for term life insurance and for Corporate Owned Life Insurance (COLI) is $1 million and $2 million, respectively. Beginning in September 2005, we changed our reinsurance program for our primary term products from coinsurance to renewable term and from 90% to 80% on a first dollar quota share basis. In January 2006, we changed this program from 80% first dollar quota share to an excess of retention program.

Portions of our deferred annuity business have been reinsured on a Modco basis with other companies to limit our exposure to interest rate risks. At
December 31, 2005, the reserves associated with these reinsurance arrangements totaled $2.2 billion. To cover products other than life insurance, we acquire other insurance coverages with retentions and limits that

The Lincoln National Life Insurance Company

8. Restrictions, Commitments and Contingencies (continued)

management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and deferred acquisition costs, net of insurance ceded (see Note 5). Our insurance companies remain liable if their reinsurers are unable to meet contractual obligations under applicable reinsurance agreements.

See "Reinsurance Contingencies" above for a discussion of our reinsurance business sold to Swiss Re.

Vulnerability from Concentrations

At December 31, 2005, we did not have a material concentration of financial instruments in a single investee or industry. Our investments in mortgage loans principally involve commercial real estate. At December 31, 2005, 27% of such mortgages, or $1 billion, involved properties located in California and Texas. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $37 million. Also at December 31, 2005, we did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business or; 3) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to our financial position.

Although we do not have any significant concentration of customers, our Retirement segment has had a long-standing distribution relationship with American Funds Distributors ("AFD") that is significant to this segment. Prior to 2003, AFD used wholesalers who focus on both American Funds mutual funds as well as American Legacy Variable Annuity products. In 2002, we and AFD agreed to transition the wholesaling of American Legacy to LFD, which was completed in 2003. The American Legacy Variable Annuity product line sold through LFD accounted for about 39%, 33% and 19% of our total gross annuity deposits in 2005, 2004 and 2003, respectively. In addition the American Legacy Variable Annuity product line represents approximately 41% and 38% of our total gross annuity account values at December 31, 2005 and 2004, respectively.

Other Contingency Matters

We are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting our consolidated financial position.

We have pursued claims with our liability insurance carriers for reimbursement of certain costs incurred in connection with a class action settlement involving the sale of our non-variable universal life and participating whole life policies issued between January 1, 1981 and December 31, 1998, and the settlement of claims and litigation brought by owners that opted out of the class action settlement. During the fourth quarter of 2002, we settled our claims against three liability carriers on a favorable basis, and settled our claims against a fourth liability insurance carrier on a favorable basis in 2004.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. We have accrued for expected assessments net of estimated future premium tax deductions.

Guarantees

We have guarantees with off-balance-sheet risks whose contractual amounts represent credit exposure. Guarantees with off-balance sheet risks having contractual values of $3.8 million and $4.6 million were outstanding at December 31, 2005 and 2004, respectively.

Certain of our subsidiaries have sold commercial mortgage loans through grantor trusts, which issued pass-through certificates. These subsidiaries have agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. In case of default on the mortgage loans, we have recourse to underlying real estate. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default, the impact would not be material to us. These guarantees expire in 2009.

Derivative Instruments

We maintain an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency risk, equity risk, and credit risk. We assess these risks by continually identifying and monitoring changes in interest rate exposure, foreign currency exposure, equity market exposure, and credit exposure that may adversely impact expected future cash flows and by evaluating hedging opportunities. Derivative instruments that are currently used as part of our interest rate risk management strategy include interest rate swaps and interest rate caps. Derivative instruments that are used as part of our foreign currency risk management strategy include foreign currency swaps. Call options on LNC stock are used as part of our equity market risk management strategy. We also use credit default swaps as part of our credit risk management strategy.

By using derivative instruments, we are exposed to credit and market risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain in the derivative. When the fair value of a derivative contract is positive, this

The Lincoln National Life Insurance Company

8. Restrictions, Commitments and Contingencies (continued)

generally indicates that the counterparty owes us and, therefore, creates a payment risk for us. When the fair value of a derivative contract is negative, we owe the counterparty and therefore we have no payment risk. We minimize the credit (or payment) risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by us. We also maintain a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association ("ISDA") Master Agreement.

We are required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under the majority of ISDA agreements and as a matter of policy, we have agreed to maintain financial strength or claims-paying ratings of S&P BBB and Moody's Baa2. A downgrade below these levels would result in termination of the derivatives contract at which time any amounts payable by us would be dependent on the market value of the underlying derivative contract. In certain transactions, we and the counterparty have entered into a collateral support agreement requiring us to post collateral upon significant downgrade. We are required to maintain long-term senior debt ratings above S&P BBB and Moody's Baa3. We also require for our own protection minimum rating standards for counterparty credit protection. We are required to maintain financial strength or claims-paying ratings of S&P A- and Moody's A3 under certain ISDA agreements, which collectively do not represent material notional exposure. We do not believe the inclusion of termination or collateralization events pose any material threat to our liquidity position.

Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. We manage the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

Our derivative instruments are monitored by our risk management committee as part of that committee's oversight of our derivative activities. Our derivative instruments committee is responsible for implementing various hedging strategies that are developed through its analysis of financial simulation models and other internal and industry sources. The resulting hedging strategies are then incorporated into our overall risk management strategies.

We have derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. Outstanding derivative instruments with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                                   Assets (Liabilities)
                                                                   -------------------
                                              Notional or Contract  Carrying Value/
                                                   Amounts            Fair Value
                                              -------------------- -------------------
                                                2005       2004      2005       2004
                                               --------  --------   -------   -------
                                                         (in millions)
                                              ----------------------------------------
Interest rate derivative instruments:
Interest rate cap agreements................. $5,450.0   $4,000.0  $   4.8    $   3.8
Interest rate swap agreements................    462.5      445.5      9.0       28.9
                                               --------  --------   -------   -------
  Total interest rate derivative instruments.  5,912.5    4,445.5     13.8       32.7
                                               --------  --------   -------   -------
Foreign currency derivative instruments:
Foreign currency swaps.......................     57.7       41.8     (5.3)      (5.6)
Credit derivative instruments:
Credit default swaps.........................     20.0       13.0       --        0.1
Equity indexed derivative instruments:
Call options (based on LNC stock)............      1.3        1.3     16.6       15.0
Embedded derivatives per SFAS 133............       --         --   (267.8)    (340.8)
                                               --------  --------   -------   -------
  Total derivative instruments*.............. $5,991.5   $4,501.6  $(242.7)   $(298.6)
                                               ========  ========   =======   =======

--------
*Total derivative instruments for 2005 are composed of an asset of $41.4 million and liabilities of $5.9 million and $278.2 million on the Consolidated Balance Sheet in derivative investments, insurance policy and claim reserves and reinsurance related derivative liability, respectively. Total derivative instruments for 2004 are composed of assets of $52.7 and $0.7 million and a liability of $352.0 million on the Consolidated Balance Sheet in derivative instruments, insurance policy and claim reserves and reinsurance related derivative liability, respectively.

The Lincoln National Life Insurance Company

8. Restrictions, Commitments and Contingencies (continued)


A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts is as follows:

                                Interest Rate    Interest Rate  Foreign Currency
                               Cap Agreements   Swap Agreements Swap Agreements
                              ----------------- --------------  ---------------
                                2005     2004    2005    2004    2005     2004
                              -------- -------- ------  ------  ------   -----
                                               (in millions)
                              -------------------------------------------------
 Balance at beginning-of-year $4,000.0 $2,550.0 $445.5  $422.3  $ 41.8   $17.9
 New contracts...............  1,450.0  1,450.0   37.0    50.5    30.0    26.0
 Terminations and maturities.       --       --  (20.0)  (27.3)  (14.1)   (2.1)
                              -------- -------- ------  ------  ------   -----
   Balance at end-of-year.... $5,450.0 $4,000.0 $462.5  $445.5  $ 57.7   $41.8
                              ======== ======== ======  ======  ======   =====

                                        Credit Default Call Options
                                            Swaps      (Based on LNC Stock)
                                        -------------  -------------------
                                         2005    2004   2005       2004
                                        ------  -----    -----     -----
                                               (in millions)
                                        ----------------------------------
           Balance at beginning-of-year $ 13.0  $ 8.0  $ 1.3      $ 1.5
           New contracts...............   20.0   10.0    0.2        0.2
           Terminations and maturities.  (13.0)  (5.0)  (0.2)      (0.4)
                                        ------  -----    -----     -----
             Balance at end-of-year.... $ 20.0  $13.0  $ 1.3      $ 1.3
                                        ======  =====    =====     =====

Accounting for Derivative Instruments and Hedging Activities

As of December 31, 2005 and 2004, we had derivative instruments that were designated and qualified as cash flow hedges and derivative instruments that were not designated as hedging instruments. We did not have derivative instruments that were designated as fair value hedges or hedges of a net investment in a foreign operation. See Note 1 for a detailed discussion of the accounting treatment for derivative instruments. For the years ended
December 31, 2005, 2004 and 2003, we recognized after tax after-DAC net losses of $0, $7.4 million and $1.6 million, respectively, in net income as a component of realized investment gains and losses. These losses relate to the ineffective portion of cash flow hedges, the change in market value for derivative instruments not designated as hedging instruments, and the gain
(loss) on swap terminations. For the years ended December 31, 2005, 2004 and 2003, we recognized after-tax after-DAC losses of $6.4 million, $10.3 million and $7.6 million, respectively, in OCI related to the change in market value on derivative instruments that are designated and qualify as cash flow hedges.

Derivative Instruments Designated in Cash Flow Hedges

Interest Rate Swap Agreements.
We use interest rate swap agreements to hedge our exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price level, performance or value of one or more underlying interest rates. We are required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty, at a predetermined interest rate. The net receipts/payments from these interest rate swaps are recorded in net investment income. Gains (losses) on interest rate swaps hedging interest rate exposure on floating rate bond coupon payments are reclassified from accumulated OCI to net income as bond interest is accrued.

We also use interest rate swap agreements to hedge our exposure to interest rate fluctuations related to the forecasted purchase of assets for certain investment portfolios. The gains (losses) resulting from the swap agreements are recorded in OCI. The gains (losses) are reclassified from accumulated OCI to earnings over the life of the assets once the assets are purchased. As of December 31, 2005, there were no interest rate swaps hedging forecasted asset purchases.

Foreign Currency Swaps.
We use foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future. Gains (losses) on foreign currency swaps hedging foreign exchange risk exposure on foreign currency bond coupon payments are reclassified from accumulated OCI to net income as bond interest is accrued. The foreign currency swaps expire in 2006 through 2015.

Call Options on LNC Stock.
We use call options on LNC stock to hedge the expected increase in liabilities arising from stock appreciation rights ("SARs") granted to our agents on LNC stock. Upon option expiration, the payment, if any, is the increase in LNC's stock price over the strike price of the option applied to the number

The Lincoln National Life Insurance Company

8. Restrictions, Commitments and Contingencies (continued)

of contracts. Call options hedging vested SARs are not eligible for hedge accounting and both are marked to market through net income. Call options hedging nonvested SARs are eligible for hedge accounting and are accounted for as cash flow hedges of the forecasted vesting of SAR liabilities. To the extent that the cash flow hedges are effective, changes in the fair value of the call options are recorded in accumulated OCI. Amounts recorded in OCI are reclassified to net income upon vesting of SARs. Our call option positions will be maintained until such time the SARs are either exercised or expire and our SAR liabilities are extinguished. The SARs expire five years from the date of grant.

All Other Derivative Instruments

We use various other derivative instruments for risk management purposes that either do not qualify for hedge accounting treatment or have not currently been qualified by us for hedge accounting treatment. The gain or loss related to the change in market value for these derivative instruments is recognized in current income during the period of change (reported as realized gain (loss) on investments in the Consolidated Statements of Income except where otherwise noted below).

Interest Rate Swap Agreements.
We used a forward starting interest rate swap agreement to hedge our exposure to the forecasted sale of mortgage loans. We were required to pay the counterparty a predetermined fixed stream of payments, and in turn, received payments based on a floating rate from the counterparty. The net receipts/payments from these interest rate swaps were recorded in realized gain
(loss) on investments and derivative instruments. As of December 31, 2005, there were no forward starting interest rate swap agreements.

Interest Rate Cap Agreements.
The interest rate cap agreements, which expire in 2006 through 2010, entitle us to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such quarterly payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of our interest rate cap agreement program is to provide a level of protection for our annuity line of business from the effect of rising interest rates. The interest rate cap agreements provide an economic hedge of the annuity line of business. However, the interest rate cap agreements are not linked to assets and liabilities on the balance sheet that meet the significantly increased level of specificity required under SFAS 133. Therefore, the interest rate cap agreements do not qualify for hedge accounting under SFAS 133.

Swaptions.
Swaptions entitled us to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of our swaption program was to provide a level of protection for its annuity line of business from the effect of rising interest rates. The swaptions provided an economic hedge of the annuity line of business. However, the swaptions were not linked to specific assets and liabilities on the balance sheet that met the significantly increased level of specificity required under SFAS 133. Therefore, the swaptions did not qualify for hedge accounting under SFAS 133. At December 31, 2005, there were no outstanding swaptions.

Credit Default Swaps.
We have purchased credit default swaps to hedge against a drop in bond prices due to credit concerns of certain bond issuers. A credit swap allows us to put the bond back to the counterparty at par upon a credit event by the bond issuer. A credit event is defined as bankruptcy, failure to pay, or obligation acceleration. We have no currently qualified credit default swaps for hedge accounting under SFAS 133 as amounts are insignificant. As of December 31, 2005, we had no outstanding purchased credit default swaps.

We also sell credit default swaps to offer credit protection to investors. The credit default swaps hedge the investor against a drop in bond prices due to credit concerns of certain bond issuers. A credit swap allows the investor to put the bond back to us at par upon a credit event by the bond issuer. A credit event is defined as bankruptcy, failure to pay, or restructuring. As of December 31, 2005, we had credit swaps with a notional amount of $20 million, which expire in 2010.

Call Options on LNC Stock.
As discussed previously in the Cash Flow Hedges section above, we use call options on LNC stock to hedge the expected increase in liabilities arising from SARs granted to our agents on LNC stock. Call options hedging vested SARs are not eligible for hedge accounting treatment under SFAS 133. Mark to market changes are recorded in net income in underwriting, acquisition, insurance and other expenses.

Derivative Instrument Embedded in Deferred Compensation Plan.
We have certain deferred compensation plans that have embedded derivative instruments. The liability related to these plans varies based on the investment options selected by the participants. The liability related to certain investment options selected by the participants is marked to market through net income in underwriting, acquisition, insurance and other expenses.

Derivative Instrument Embedded in Modified Coinsurance Agreements with Funds Withheld Arrangements.
We are involved in various Modco and CFW reinsurance arrangements that have embedded derivatives. The change in fair value of the embedded derivative, as well as the gains or losses on trading securities supporting these arrangements, flows through net income.

Derivative Instrument Embedded in Variable Annuity Products.
We have certain variable annuity products with a GMWB feature that is an embedded derivative. The change in fair value

The Lincoln National Life Insurance Company

8. Restrictions, Commitments and Contingencies (continued)

of the embedded derivatives flows through net income through the benefits line in the Consolidated Statements of Income.

Derivative Instruments Embedded in Available-for-Sale Securities.
We own various debt securities that (a) contain call options to exchange the debt security for other specified securities of the borrower, usually common stock, or (b) contain call options to receive the return on equity-like indexes. The change in fair value of the embedded derivatives flows through net income. These embedded derivatives have not been qualified for hedge accounting treatment under SFAS 133.

We have used certain other derivative instruments in the past for hedging purposes. Although other derivative instruments may have been used in the past, derivative types that were not outstanding from January 1, 2004 through December 31, 2005 are not discussed in this disclosure.

Additional Derivative Information.
Income other than realized gains and losses for the agreements and contracts described above amounted to $13.8 million, $26.0 million and $22.9 million in 2005, 2004 and 2003, respectively. The decrease in income from 2004 to 2005 was primarily because of decreased income on interest rate swaps.

We are exposed to credit loss in the event of nonperformance by counterparties on various derivative contracts. However, we do not anticipate nonperformance by any of the counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in our favor. At December 31, 2005, the exposure was $26.7 million.

--------------------------------------------------------------------------------
9. Fair Value of Financial Instruments


The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of our financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

Fixed Maturity and Equity Securities -- Available-for- Sale and Trading Securities.

Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values for equity securities are based on quoted market prices.

Mortgage Loans on Real Estate.

The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price or; 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans.

The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

Derivative Instruments.

We employ several different methods for determining the fair value of our derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on: 1) quoted market prices; 2) industry standard models that are commercially available; and 3) broker quotes. These techniques project cash flows of the derivatives using current and implied future market conditions. We calculate the present value of the cash flows to determine the derivatives' current fair market value.

Other Investments, and Cash and Invested Cash.

The carrying value for assets classified as other investments, and cash and invested cash in the accompanying balance sheets approximates their fair value. Other investments include limited partnership investments which are accounted for using the equity method of accounting.

Investment Type Insurance Contracts.

The balance sheet captions, "Insurance Policy and Claims Reserves" and "Contractholder Funds," include investment type insurance contracts (i.e., deposit contracts and certain guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The Lincoln National Life Insurance Company

9. Fair Value of Financial Instruments (continued)


The remainder of the balance sheet captions, "Insurance Policy and Claims Reserves" and "Contractholder Funds" that do not fit the definition of "investment type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts, nor have we determined the fair value of such contracts. It is our position that not disclosing the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about our shareholder's equity determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. We and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Short-term and Long-term Debt.

Fair values for long-term debt issues are estimated using discounted cash flow analysis based on our current incremental borrowing rate for similar types of borrowing arrangements. For short-term debt, the carrying value approximates fair value.

Guarantees.

Our guarantees include guarantees related to mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status of the debt, none of the loans are delinquent and the fair value liability for the guarantees related to mortgage loan pass-through certificates is insignificant.

Investment Commitments.

Fair values for commitments to make investments in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts.

Assets held in separate accounts are reported at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

The carrying values and estimated fair values of our financial instruments are as follows:

                                                               Carrying Value Fair Value  Carrying Value Fair Value
                                                               -------------- ----------  -------------- ----------
                                                                          2005                       2004
                                                               -------------------------  -------------------------
                                                                                   (in millions)
                                                               ----------------------------------------------------
Assets (liabilities):
Securities available-for-sale
  Fixed maturities............................................   $ 32,244.7   $ 32,244.7    $ 33,331.5   $ 33,331.5
  Equity......................................................        101.4        101.4         113.7        113.7
Trading securities............................................      2,984.5      2,984.5       2,942.5      2,942.5
Mortgage loans on real estate.................................      3,661.6      3,858.9       3,855.1      4,144.4
Policy loans..................................................      1,857.8      2,003.3       1,864.7      2,020.7
Derivatives Instruments*......................................       (242.7)      (242.7)       (298.6)      (298.6)
Other investments.............................................        423.2        423.2         369.1        369.1
Cash and invested cash........................................      1,961.6      1,961.6       1,237.7      1,237.7
Investment type insurance contracts:
  Deposit contracts and certain guaranteed interest contracts.    (21,270.0)   (21,273.2)    (21,703.9)   (21,758.4)
  Remaining guaranteed interest and similar contracts.........        (13.2)       (13.2)        (45.2)       (46.7)
Short-term debt...............................................        (33.9)       (33.9)        (32.1)       (32.1)
Long-term debt................................................     (1,250.0)    (1,324.3)     (1,297.2)    (1,254.7)
Guarantees....................................................           --           --            --           --
Investment commitments........................................           --           --            --          0.3

--------
*Total derivative instruments for 2005 are composed of an asset of $41.4 million in derivative investments, a $5.9 million liability in insurance policy and claim reserves and a liability of $278.2 million recorded in reinsurance related derivative liability. Total derivative instruments for 2004 are composed of an asset of $53.4 million and a liability of $352.0 million in derivative instruments and reinsurance related derivative liability, respectively.

As of December 31, 2005 and 2004, the carrying value of the deposit contracts and certain guaranteed contracts is net of DAC of $383.2 million and $434.4 million, respectively, excluding adjustments for DAC applicable to changes in fair value of securities. The carrying values of these contracts are stated net of DAC so that they are comparable with the fair value basis.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
10. Segment Information


We have two business segments: Lincoln Retirement and Life Insurance.

The Lincoln Retirement segment, with principal operations in Fort Wayne, Indiana, provides tax-deferred investment growth and lifetime income opportunities for its clients through the manufacture and sale of fixed and variable annuities. Through a broad-based distribution network, Lincoln Retirement provides an array of annuity products to individuals and employer-sponsored groups in all 50 states of the United States. Lincoln Retirement distributes some of its products through our wholesaling unit, LFD, as well as our retail unit, LFA. In addition, Lincoln Retirement has alliances with a variety of unrelated companies where we provide the manufacturing platform for annuity products and the alliance company provides investment management, marketing and distribution.

The Life Insurance segment, with principal operations in Hartford, Connecticut, and additional offices in Fort Wayne, Indiana and Schaumberg, Illinois, focuses on the creation and protection of wealth for its clients through the manufacture and sale of life insurance products throughout the United States. The Life Insurance segment offers universal life, variable universal life, interest-sensitive whole life, corporate owned life insurance, linked-benefit life (a universal life product with a long-term care benefit) and term life insurance. The Life Insurance segment's products are primarily distributed through LFD and LFA.

We report operations not directly related to the business segments and unallocated corporate items (i.e., corporate investment income, interest expense on corporate debt, unallocated overhead expenses, and the operations of LFA and LFD) in Other Operations. The gain resulting from the 2001 indemnity reinsurance transaction with Swiss Re for acquisition of our reinsurance business was deferred and is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years. The ongoing management of the indemnity reinsurance contracts and the reporting of the deferred gain are reported within our Other Operations.

Financial data by segment for 2003 through 2005 is as follows:

                                         2005      2004      2003
                                       --------  --------  --------
                                               (in millions)
                                       ----------------------------
           Revenue:
           Segment Operating
            Revenue:
             Lincoln Retirement....... $2,138.4  $2,064.1  $1,963.9
             Life Insurance...........  1,923.2   1,937.0   1,905.4
             Other Operations.........  1,144.8     929.5     728.1
             Consolidating
              adjustments.............   (532.4)   (360.3)   (251.3)
             Net realized investment
              results/(1)/............    (16.3)    (45.1)    330.8
             Reserve development net
              of related amortization
              on business sold
              through reinsurance.....      1.3       1.3       3.6
                                       --------  --------  --------
               Total..................  4,659.0   4,526.5   4,680.5
                                       --------  --------  --------
           Net Income:
           Segment Operating Income:
             Lincoln Retirement.......    419.7     370.2     324.3
             Life Insurance...........    277.6     275.2     264.2
             Other Operations.........    (24.7)    (22.3)    (77.7)
             Other Items/(2)/.........    (19.3)    (11.9)    (29.6)
             Net realized investment
              results/(3)/............    (10.6)    (29.4)    215.4
             Reserve development net
              of related amortization
              on business sold
              through reinsurance.....      0.9       0.9     (18.5)
                                       --------  --------  --------
             Income before cumulative
              effect of accounting
              change..................    643.6     582.7     678.1
             Cumulative effect of
              accounting change.......       --     (25.6)   (236.6)
                                       --------  --------  --------
           Net Income................. $  643.6  $  557.1  $  441.5
                                       ========  ========  ========

                                              2005        2004
                                           ----------  ----------
                                                (in millions)
                                           ----------------------
              Assets:
                Lincoln Retirement........ $ 74,777.5  $ 68,280.5
                Life Insurance............   23,901.3    22,803.8
                Other Operations..........   15,306.7    14,224.7
                Consolidating adjustments.       (3.8)       (1.3)
                                           ----------  ----------
              Total....................... $113,981.7  $105,307.7
                                           ==========  ==========

--------
/(1)/Includes realized losses on investments of $20.4 million, $46.7 million and $13.6 million for 2005, 2004 and 2003, respectively; realized gains (losses) on derivative instruments of $(0.6) million, $(11.5) million and $(2.5) million for 2005, 2004 and 2003, respectively; gain on transfer of securities from available-for-sale to trading of $342.9 million for 2003; gain (loss) on reinsurance embedded derivative/trading securities of $4.7 million, $(1.0) million and $4.0 million in 2005, 2004 and 2003, respectively; and gain (loss) on sale of subsidiaries/businesses of $14.1 million for 2004.

The Lincoln National Life Insurance Company

10. Segment Information (continued)

/(2)/Represents restructuring charges.
/(3)/Includes realized losses on investments of $13.2 million, $21.4 million and $8.5 million for 2005, 2004 and 2003, respectively; realized gains (losses) on derivative instruments of $(0.4) million, $(7.4) million and $(1.6) million for 2005, 2004 and 2003, respectively; gain on transfer of securities from available-for-sale to trading of $222.9 million for 2003; gain (loss) on reinsurance embedded derivative/trading securities of $3.0 million, $(0.6) million and $2.6 million for 2005, 2004 and 2003, respectively.

--------------------------------------------------------------------------------
11. Shareholder's Equity


All of the 10 million authorized, issues and outstanding shares of $2.50 par value common stock of LNL are owned by LNC.

Details underlying the balance sheet caption "Net Unrealized Gain on Securities Available-for-Sale," are as follows:

                                                   2005       2004
                                                ---------  ---------
                                                    (in millions)
                                                --------------------
          Fair value of securities
           available-for-sale.................. $32,346.1  $33,445.2
          Cost of securities available-for-sale  31,361.9   31,616.0
                                                ---------  ---------
          Unrealized gain......................     984.2    1,829.2
          Adjustments to deferred acquisition
           costs...............................    (265.9)    (571.6)
          Amounts required to satisfy
           policyholder commitments............     (30.9)     (53.7)
          Foreign currency exchange rate
           adjustment..........................      15.6       17.4
          Deferred income taxes................    (251.3)    (440.1)
                                                ---------  ---------
          Net unrealized gain on securities
           available-for-sale.................. $   451.7  $   781.2
                                                =========  =========

Adjustments to DAC and amounts required to satisfy policyholder commitments are netted against the DAC asset line and included within the insurance policy and claim reserve line on the Consolidated Balance Sheets, respectively.

Details underlying the change in net unrealized gain (loss) on securities available-for-sale, net of reclassification adjustment shown on the Consolidated Statements of Shareholder's Equity are as follows:

                                                 2005    2004   2003
                                               -------  ------ ------
                                                   (in millions)
                                               ----------------------
           Unrealized gains (losses) on
            securities available-for-sale
            arising during the year........... $(478.7) $116.3 $746.8
           Less:
             Reclassification adjustment for
              gains on disposals of prior
              year inventory included in
              net income/ (1)/................    39.4    81.7  205.7
             Federal income tax expense
              (benefit) on
              reclassification................  (188.7)   11.4   23.4
             Transfer from available-for-sale
              to trading securities...........      --      --  342.9
             Federal income tax expense on
              transfer........................      --      --  119.9
                                               -------  ------ ------
           Net change in unrealized gain on
            securities available-for-sale, net
            of reclassifications and federal
            income tax expense................ $(329.4) $ 23.2 $ 54.9
                                               =======  ====== ======

--------
/(1)/The reclassification adjustment for gains (losses) does not include the impact of associated adjustments to DAC and amounts required to satisfy policyholder commitments.

The net unrealized gain (loss) on derivative instruments component of other comprehensive income shown on the Consolidated Statements of Shareholder's Equity is net of Federal income tax expense (benefit) of $4.6 million, $2.9 million, $(3.9) million for 2005, 2004, 2003 respectively, and net of adjustments to DAC of $(7.3) million, $(7.9) million, $(4.5) million for 2005, 2004, 2003 respectively.


--------------------------------------------------------------------------------
12. Restructuring Charges


The following provides details on our restructuring charges. All restructuring charges recorded by us are included in underwriting, acquisition, insurance and other expenses on the Consolidated Statements of Income in the year incurred.

2005 Restructuring Plan
During May 2005, LFA implemented a restructuring plan to realign its field management and financial planning support areas. Total pre-tax restructuring charges incurred during 2005 were $6.9 million. These charges, which are included in Other Operations, included employee severance and termination benefits of $4.1 million and rent on abandoned office space of $2.8 million. The remaining reserves totaled $2.7 million at December 31, 2005. The plan is expected to be completed by the third quarter of 2006, except for lease payments on vacated space which run through 2008.

The Lincoln National Life Insurance Company

12. Restructuring Charges (continued)


2003 Restructuring Plans
In January 2003, the Life Insurance segment announced that it was realigning its operations in Hartford, Connecticut and Schaumburg, Illinois to enhance productivity, efficiency and scalability while positioning the segment for future growth. In February 2003, Lincoln Retirement announced plans to consolidate its fixed annuity operations in Schaumburg, Illinois into Fort Wayne, Indiana. In June 2003, we announced that we were combining our retirement and life insurance businesses into a single operating unit focused on providing wealth accumulation and protection, income distribution and wealth transfer products. In August 2003, we announced additional realignment activities. The following table provides information about the 2003 restructuring plans.

                                                                         Life Insurance Fixed Annuity  Realignment
                                                                          Realignment   Consolidation  June/August
                                                                            Jan 2003      Feb 2003        2003      Total
                                                                         -------------- ------------- ------------  ------
                                                                                           (in millions)
                                                                         -------------------------------------------------
Total charges, net of reversals.........................................  $       25.8  $        4.8  $       84.6  $115.2
                                                                          ------------  ------------  ------------  ------
Amounts incurred through 2004...........................................
  Employee severance and termination benefits...........................  $        7.0  $        1.9  $       28.8  $ 37.7
  Write-off of impaired assets..........................................           1.9            --           2.6     4.5
  Other costs:
    Rent on abandoned office space......................................           6.1           2.2           5.0    13.3
    Other...............................................................           7.4           0.2           1.9     9.5
                                                                          ------------  ------------  ------------  ------
Total Restructuring Charges through 2004 (pre-tax)......................          22.4           4.3          38.3    65.0
Amounts expended through 2004...........................................          21.6           3.9          34.3    59.8
Amounts reversed through 2004...........................................            --            --           1.4     1.4
                                                                          ------------  ------------  ------------  ------
Restructuring reserve at December 31, 2004..............................  $        0.8  $        0.4  $        2.6  $  3.8
                                                                          ------------  ------------  ------------  ------
Amounts incurred in 2005................................................
  Employee severance and termination benefits...........................  $         --  $         --  $        1.6  $  1.6
  Write-off of impaired assets..........................................            --            --          16.5    16.5
  Other costs:
    Rent on abandoned office space......................................            --            --           1.2     1.2
    Other...............................................................           1.4            --           2.1     3.5
                                                                          ------------  ------------  ------------  ------
Total 2005 Restructuring Charges (pre-tax)..............................           1.4            --          21.4    22.8
Amounts expended in 2005................................................           1.4            --          23.3    24.7
                                                                          ------------  ------------  ------------  ------
Restructuring reserve at December 31, 2005..............................  $        0.8  $        0.4  $        0.7  $  1.9
                                                                          ------------  ------------  ------------  ------
Additional amounts expended that do not qualify as restructuring charges
 through 2004...........................................................  $        2.0  $        0.5  $       19.7  $ 22.2
Additional amounts expended that do not qualify as restructuring charges
 for the year ended December 31, 2005...................................  $         --  $         --  $        6.6  $  6.6
Total annual expense savings realized through 2005 (pre-tax)............  $       20.0  $        6.4  $       87.0  $113.4
Expected completion date................................................   4th Quarter   4th Quarter   4th Quarter
                                                                                  2005*         2005*         2005*

--------
*All realignment activities were completed as of December 31, 2005. The remaining reserves primarily relate to future lease payments on exited properties, which will run through 2008.

Pre-tax restructuring charges for the June/August realignment activities for 2005 by segment were as follows: Retirement ($17.4 million), Life Insurance ($3.3 million), and Other Operations ($0.7 million).

Pre-tax restructuring charges, net of amounts reversed in 2004, for the June/August realignment activities for the year ended December 31, 2004 were reported in the following segments: Retirement ($6.2 million), Life Insurance ($0.6 million), and Other Operations ($6.5 million).

Pre-tax restructuring charges for the June/August realignment activities for the year ended December 31, 2003 were reported in the following segments:
Retirement ($16.0 million), Life Insurance ($1.7 million) and Other Operations ($5.9 million).

The Lincoln National Life Insurance Company

13. Transactions with Affiliates


Cash and short-term investments at December 31, 2005 and 2004 include our participation in a cash management agreement with LNC of $226.6 million and $166.7 million, respectively. Related investment income was $6.0 million,
3.3 million and $3.3 million in 2005, 2004 and 2003, respectively. Short-term debt represents notes payable to LNC of $33.9 million and $32.1 million at December 31, 2005 and 2004, respectively. Total interest expense for this short-term debt was $1.3 million, $0.8 million and $1.3 million in 2005, 2004 and 2003, respectively. As shown in Note 5, LNC supplied funding to us totaling $1.250 billion in exchange for surplus notes. The interest expense on these surplus notes was $78.0 million per year in 2005, 2004 and 2003.

A transfer pricing arrangement is in place between LFD and Delaware Management Holdings, Inc. ("DMH") related to the wholesaling of DMH's investment products. As a result, we received fees of $40.8 million, $32.5 million, and $17.7 million from DMH for transfer pricing in 2005, 2004, and 2003.

We paid fees of $72.2 million, $79.2 million and $76.2 million to DMH for investment management services in 2005, 2004 and 2003, respectively.

We provide services to and receive services from affiliated companies plus we receive an allocation of corporate overhead from LNC. This allocation is based on a calculation that utilizes income and equity of the business units. These activities with affiliated companies resulted in net payments of $121.9 million, $101.3 million and $107.0 million in 2005, 2004 and 2003, respectively.

We cede and accept reinsurance from affiliated companies. Prior to the third quarter of 2003, no new reinsurance transactions had been executed between our affiliates and us since the sale of the reinsurance operations to Swiss Re. Those reinsurance deals between our affiliates and us that were in place at the time of the sale continue to be in place as of December 31, 2004. As discussed in Note 6, we entered into a reinsurance arrangement in July 2003 with LNR Barbados to cede certain Guaranteed Benefit risks (including certain GMDB and all GMWB benefits) to LNR Barbados. This treaty was amended in 2004 to cede substantially all GMDB risk to LNR Barbados. During the fourth quarter of 2003, we entered into an additional arrangement with LNR Barbados relating to certain risks for certain UL policies, which resulted from recent actuarial reserving guidelines. During the fourth quarter of 2004, Lincoln Life of New York entered into a similar arrangement with LNR Barbados for its UL policies subject to the recent actuarial guidelines. As of December 31, 2005, 2004 and 2003, all of these transactions are between us and LNR Barbados and us and Lincoln Assurance Limited, an affiliated life insurance company. Premiums in the accompanying Consolidated Statements of Income include premiums on insurance business accepted under reinsurance contracts and exclude premiums ceded to other affiliated companies, as follows:

                                              2005   2004  2003
                                             ------ ------ -----
                                                (in millions)
                                             -------------------
                Insurance assumed........... $   -- $   -- $  --
                Insurance ceded.............  219.0  115.9  64.7
                                             ------ ------ -----
                Net reinsurance premiums and
                 fees....................... $219.0 $115.9 $64.7
                                             ====== ====== =====

The Consolidated Balance Sheets include reinsurance balances with affiliated companies as follows:

                                                       2005    2004
                                                     -------- ------
                                                      (in millions)
                                                     ---------------
           Future policy benefits and claims
            assumed................................. $    2.9 $  4.3
           Future policy benefits and claims
            ceded...................................  1,052.4  965.8
           Amounts recoverable from reinsurers on
            paid and unpaid losses..................     15.9    6.8
           Reinsurance payable on paid losses.......      3.5    1.7
           Funds held under reinsurance treaties-net
            liability...............................    718.5  721.9

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, we hold assets from the reinsurer, including funds held under reinsurance treaties, and are the beneficiary on letters of credit aggregating $750.7 million and $464.0 million at December 31, 2005 and 2004, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement, and are guaranteed by LNC.

--------------------------------------------------------------------------------
14. Subsequent Event

On April 4, 2006, LNC completed its merger with Jefferson-Pilot Corporation. After the merger, LNC offers fixed and variable universal life, fixed and equity indexed annuities, variable annuities, 401(k) and 403(b) offerings, and group life, disability and dental insurance products. The Company also operates television and radio stations.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of The Lincoln National Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company ("Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, shareholder's equity and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Lincoln National Life Insurance Company at December 31, 2005 and 2004, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

As discussed in Notes 1 and 2 to the consolidated financial statements, in 2004 the Company changed its method of accounting for certain non-traditional long-duration contracts and for separate accounts. Also, as discussed in Note 2 to the consolidated financial statements, in 2003 the Company changed its method of accounting for certain reinsurance arrangements.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
March 24, 2006

                    Lincoln Life Variable Annuity Account N

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is included in Part A of this Registration Statement.

     2. Part B

     The following financial statements for the Variable Account are included in Part B of this Registration Statement:

     Statement of Assets and Liabilities - December 31, 2005

     Statement of Operations - Year ended December 31, 2005

     Statements of Changes in Net Assets - Years ended December 31, 2005 and
     2004

     Notes to Financial Statements - December 31, 2005

     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration
     Statement:

     Consolidated Balance Sheets - Years ended December 31, 2005 and 2004

     Consolidated Statements of Income - Years ended December 31, 2005, 2004, and 2003

     Consolidated Statements of Shareholder's Equity - Years ended December 31, 2005, 2004, and 2003

     Consolidated Statements of Cash Flows - Years ended December 31, 2005, 2004, and 2003

     Notes to Consolidated Financial Statements - December 31, 2005

     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account N incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-40937) filed on November 25, 1997.

(2) None

(3) (a) Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (b) Amendment to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 29, 1999.

   (c) Amendment to Schedule A of Selling Group Agreement dated February 14, 2000 incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (d) Wholesaling Agreement between Lincoln National Life Insurance Company and Delaware Management Holdings incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-40937) filed on April 28, 1999.

   (e) Form of Amendment to Wholesaling Agreement incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-40937) filed on April 19, 2000.

   (f) Form of Wholesaling Agreement between Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

   (g) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

   (h) ChoicePlus Selling Agreement for Affiliates incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

(4) (a) ChoicePlus Bonus Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

   (b) ChoicePlus Bonus Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-40937) filed on April 12, 2001.

   (c) ChoicePlus Bonus and ChoicePlus II Bonus Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

   (d) ChoicePlus Bonus and ChoicePlus II Bonus Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

   (e) ChoicePlus II Bonus Annuity Contract (30070-B) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (f) ChoicePlus II Bonus Annuity Payment Option Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (g) ChoicePlus II Bonus Interest Adjusted Fixed Account Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (h) ChoicePlus II Bonus 1% Step-up Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (i) ChoicePlus II Bonus Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (j) ChoicePlus II Bonus 1% Estate Enhancement Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (k) ChoicePlus II Bonus Bonus Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (l) ChoicePlus II Bonus Persistency Credit Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

   (m) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36304) filed on October 11, 2002.

   (n) Accumulation Benefit Enhancement Rider (ABE) incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

   (o) Estate Enhancement Benefit Rider with 5% Step-Up Death Benefit incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-36304) filed on April 11, 2002.

   (p) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-36304) filed on October 11, 2002.

   (q) 28877-E IRA Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (r) 28877 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (s) 5305 IRA Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (t) Contract Benefit Data (I4LA-CB 8/02) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (u) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (v) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (w) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (x) Variable Annuity Income Rider (I4LA-NQ 10/02) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (y) Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.


                                      B-2

   (z) Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (aa) Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (bb) ABE prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (cc) 1% stepup and EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (dd) EEB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (ee) 1% stepup and DB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (ff) EGMDB prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (gg) GOP prorate Rider incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-36304) filed on April 24, 2003.

   (hh) Variable Annuity Income Rider (i4L-NQ-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

   (ii) Variable Annuity Income Rider (i4L-NQ 8/03) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

   (jj) Variable Annuity Income Rider (i4L-Q-PR 8/03) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

   (kk) Variable Annuity Income Rider (i4L-Q 8/03) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-36304) filed on April 13, 2004.

   (ll) Variable Annuity Rider (32793 HWM 4/04) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-35780) filed on June 9, 2004.

   (mm) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (nn) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (oo) Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (pp) Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (qq) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 ( File No. 333-36136) filed on April 4, 2006.

   (rr) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (ss) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (tt) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (uu) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (vv) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (ww) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.


                                      B-3

(5) (a) ChoicePlus Bonus Application incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36304) filed on July 19, 2000.

   (b) ChoicePlus II Bonus Application incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on August 8, 2001.

     (c) Form of ChoicePlus Assurance (Bonus) Application

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

   (b) By-laws of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

(7) Not applicable

(8) (a) Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

     (i) AIM Variable Insurance Funds, Inc.

     (ii) Scudder Investments VIT Funds

     (iii) Delaware VIP Trust

     (iv) American Century Variable Products

     (v) Lincoln Variable Insurance Products Trust

     (vi) Fidelity Variable Insurance Products Fund

     (vii) MFS Variable Insurance Trust

     (viii) American Funds Insurance Series

     (ix) AllianceBernstein Variable Products Series Fund

     (x) Franklin Templeton Variable Insurance Products Trust

     (xi) Neuberger Berman Advisers Management Trust

     (xii) Putnam Variable Insurance Trust

     (xiii) Janus Aspen Series

     (xiv) Baron Capital Funds Trust

   (b) (i) Service Agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 21 on Form N-1A (File No. 2-80741) filed on April 10, 2000.

     (ii) Amendment to Service Agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-40937) filed on April 9, 2002.


     (iii) Form of Amendment to Service Agreement between Delaware Management Holdings, Inc., Delaware Services Company, Inc. and Lincoln National Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-04999) filed April 12, 2006.

(9) (a) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to the legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-36304) filed on July 19, 2000.

   (b) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-36304) filed on June 8, 2001.

   (c) Opinion and Consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective No. 8 (File No. 333-36304) filed on April 24, 2003.

(10) Consent of Independent Registered Public Accounting Firm

(11) Not applicable

(12) Not applicable

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(13) Not applicable

(14) Not applicable

(15) Organizational Chart of the Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-92298) filed on January 27, 2006.

(16) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company

Item 25. Directors and Officers of the Depositor

   The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln Life Variable Annuity Account N as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.


Name                          Positions and Offices with Depositor
---------------------------   -------------------------------------------------------------
Frederick J. Crawford**       Chief Financial Officer and Director
Jude T. Driscoll****          Director
Christine S. Frederick***     Vice President and Chief Compliance Officer
Dennis R. Glass**             President and Director
Barbara Kowalczyk**           Director
See Yeng Quek****             Senior Vice President, Chief Investment Officer and Director
Dennis L. Schoff**            Senior Vice President and General Counsel
Michael S. Smith*             Senior Vice President, Chief Risk Officer and Director
Rise' C.M. Taylor*            Treasurer and Vice President
C. Suzanne Womack**           Secretary and Second Vice President

         * Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802

         ** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112

        *** Principal business address is 350 Church Street, Hartford, CT 06103

**** Principal business address is One Commerce Square, 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     See Exhibit 15: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of February 28, 2006 there were 64,788 contract owners under Account N.

Item 28. Indemnification

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such


                                      B-5

     liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   (a) Lincoln Life currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y.

     (b) See Item 25.

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

   (d) Lincoln Life hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

   (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs
      (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 17 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 20th day of April, 2006.


                                      B-6


      Lincoln Life Variable Annuity Account N (Registrant)
      Lincoln ChoicePlus Bonus, Lincoln ChoicePlus II Bonus, and
      Lincoln ChoicePlus Assurance (Bonus)
      By:   /s/ Kelly D. Clevenger
            ------------------------------------
            Kelly D. Clevenger
            Vice President, The Lincoln National Life Insurance Company
                                        (Title)
      THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
      (Depositor)
      By:   /s/ Peter L. Witkewiz
            ------------------------------------
            Peter L. Witkewiz
            (Signature-Officer of Depositor)
            Vice President, The Lincoln National Life Insurance Company
                                        (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 20, 2006.


Signature                        Title
*                                President and Director (Principal Executive Officer)
------------------------------
Dennis R. Glass
*                                Chief Financial Officer and Director (Principal Financial
------------------------------
                                 Officer/Principal Accounting Officer)
Frederick J. Crawford
*                                Director
------------------------------
Michael S. Smith
*                                Director
------------------------------
Jude T. Driscoll
*                                Director
------------------------------
Barbara S. Kowalczyk
*                                Director
------------------------------
See Yeng Quek
*By:/s/ Kelly D. Clevenger       Pursuant to a Power of Attorney
 ---------------------------
  Kelly D. Clevenger


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